As filed with the Securities and Exchange Commission on April 15, 2020
1933 Act Registration No. 333-181612
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 27
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 747
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln ChoicePlus AssuranceSM Series
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Leon E. Roday, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2020, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2020

This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the Protected Annual Income rates and Guaranteed Income Benefit percentages for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.

The rates below apply for applications and/or election forms signed on or after April 20, 2020.

The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

Protected Annual Income Rates

The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.20%	55-58	2.90%
59-64	4.10%	59-64	4.00%
65-69	5.35%	65-69	5.00%
70-74	5.45%	70-74	5.10%
75+	5.60%	75+	5.20%

Guaranteed Income Benefit Percentages

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE ® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	2.75%
55-58	3.25%	55-58	3.00%
59-64	3.75%	59-64	3.50%
65-69	4.25%	65-69	4.00%
70-74	5.00%	70-74	4.25%
75-79	5.00%	75-79	4.75%
80+	5.25%	80+	5.00%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after April 20, 2020. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within one calendar day. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Protected Annual Income rates, and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the rates and percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2020

This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the Protected Annual Income rates and Guaranteed Income Benefit percentages for the Lincoln Market Select ® Advantage rider. This supplement is for informational purposes and equires no action on your part. This Rate Sheet must be retained with the current prospectus. The rates below apply for applications and/or election forms signed on or after April 20, 2020. The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

Protected Annual Income Rates

The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.10%	55-58	2.85%
59-64	4.00%	59-64	3.65%
65-69	5.10%	65-69	4.65%
70-74	5.15%	70-74	4.75%
75+	5.55%	75+	5.00%

Guaranteed Income Benefit Percentages

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE ® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select ® Advantage.

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	2.75%
55-58	3.25%	55-58	3.00%
59-64	3.75%	59-64	3.50%
65-69	4.25%	65-69	4.00%
70-74	5.00%	70-74	4.25%
75-79	5.00%	75-79	4.75%
80+	5.25%	80+	5.00%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after April 20, 2020. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within one calendar day. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Protected Annual Income rates, and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the rates and percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2020

This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the i4LIFE ® Advantage Select Guaranteed Income Benefit percentages that we are currently offering for Contractowners with 4LATER ® Select Advantage. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.

The rates below apply for applications and/or election forms signed on and after April 20, 2020.

The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

i4LIFE ® Advantage Select Guaranteed Income Benefit

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	2.75%
55-58	3.25%	55-58	3.00%
59-64	3.75%	59-64	3.50%
65-69	4.25%	65-69	4.00%
70-74	5.00%	70-74	4.25%
75-79	5.00%	75-79	4.75%
80+	5.25%	80+	5.00%

In order to receive the rate indicated in this Rate Sheet, your 4LATER ® Select Advantage application or rider election form must be signed and dated on and after April 20, 2020. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form and the annuity must be funded within one calendar day. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2020

This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the i4LIFE ® Advantage Guaranteed Income Benefit percentages that we are currently offering. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.

The rates below apply for applications and/or election forms signed on and after April 20, 2020.

The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

i4LIFE ® Advantage Select Guaranteed Income Benefit

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	2.75%
55-58	3.25%	55-58	3.00%
59-64	3.75%	59-64	3.50%
65-69	4.25%	65-69	4.00%
70-74	5.00%	70-74	4.25%
75-79	5.00%	75-79	4.75%
80+	5.25%	80+	5.00%

i4LIFE ® Advantage Guaranteed Income Benefit (Managed Risk)

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.25%
59-64	4.00%	59-64	3.75%
65-69	5.00%	65-69	4.25%
70-74	5.25%	70-74	4.50%
75-79	5.50%	75-79	5.00%
80+	5.50%	80+	5.25%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on and after April 20, 2020. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form and the annuity must be funded within one calendar day. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

*Purchasers of Lincoln SmartSecurity ® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit for i4LIFE ® Advantage Select Guaranteed Income Benefit.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2020

This Rate Sheet Prospectus Supplement (“Rate Sheet”) outlines the rider charges and the Protected Annual Income rates for the Lincoln Wealth PassSM rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.

The rates below apply for applications and/or rider election forms signed on and after September 16, 2019 and may be superseded at any time.

In the event we change our rates, the new rates will be disclosed on a new rate sheet at least 10 days in advance of the change. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

Current Initial Charge Rate

Age at Issue 0 – 65	1.00%
Age at Issue 66 – 80	1.25%

Protected annual Income Rate

The Protected Annual Income (“PAI”) rate will be based on the Contractowner’s age on the earlier of the latest date to begin withdrawals to stretch payments over the owner’s life expectancy (i.e., death of the original account owner or Contractowner), or the date that the Contract Value reduces to zero. Thereafter, the rate will not change.

Age	PAI Rate
0 – 54	4.50%
55 – 58	5.00%
59 – 69	5.50%
70+	6.00%

In order to receive the rates indicated in this Rate Sheet, your application or rider election form must be signed on and after September 16, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time. The rates set forth above may be superseded at any time, in our sole discretion.

Subject to the rules above, if the Protected Annual Income rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Protected Annual Income rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2020

This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the Guaranteed Annual Income rates for the Lincoln IRA Income PlusSM rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.

The rates below apply for applications and/or election forms signed on and after January 21, 2020.

The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The Guaranteed Annual Income amount is determined (a) by multiplying the Income Base by the applicable rate, and (b) whether or your Contract Value has been reduced to zero. Thereafter, the Guaranteed Annual Income rate will decrease once the Contract Value reaches zero.

Two options are available, and you can decide which option is best suited to your needs. Option 1 may be appropriate if you would like lower initial income with higher income once the Contract Value reaches zero. Comparatively, Option 2 will provide a higher initial income with lower income once the Contract Value reaches zero.

For both Option1 and Option 2, the rates in Table A apply prior to the Contract Value reaching zero. Once the Contract Value reaches zero, Table B will be used, and the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B.

OPTION 1
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life
70+	6.25%	N/A*	70+	5.00%

*Joint Life is currently not available.

OPTION 2
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life
70+	7.00%	N/A*	70+	4.00%

*Joint Life is currently not available.

In order to receive the rates indicated in this Rate Sheet, your application must be signed on and after January 21, 2020. We must receive your application in Good Order within 10 days from the date you sign your application, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time. Subject to the rules above, if the Guaranteed Annual Income rates that we are currently offering on the day the contract is issued are higher than the rates we were offering on the date you signed your application, you will receive the higher set of rates. If the rates have decreased when we compare rates that we are offering on the day you signed your application to the set of rates that we are offering on the day your contract is issued, your contract will be issued with the rates that were in effect on the day you signed your application, subject to meeting the rules above.

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2020

This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the Protected Annual Income rates for the Lincoln Max 6 SelectSM Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.

The rates below apply for applications and/or election forms signed on and after April 20, 2020.

The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up and will decrease once the Contract Value reaches zero.

The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.

TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 69	6.50%	6.00%
70 – 74	6.75%	6.25%
75 +	7.00%	6.50%

In order to receive the rates indicated in this Rate Sheet, your application and/or election forms must be signed and dated on and after April 20, 2020. We must receive your application and/or election forms in Good Order within one day from the date you sign your application and/or election forms, and the annuity must be funded within one calendar day. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Protected Annual Income rates that we are currently offering on the day the contract is issued are higher than the rates we were offering on the date you signed your application and/or election forms, you will receive the higher set of rates. If the rates have decreased when we compare the rates that we are offering on the day you signed your application and/or election forms to the set of rates that we are offering on the day your contract is issued, your contract will be issued with the rates that were in effect on the day you signed your application and/or election forms, subject to meeting the rules above.

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Lincoln ChoicePlus AssuranceSM Series
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2020
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
1-888-868-2583
www.LincolnFinancial.com
This prospectus describes individual flexible premium deferred variable annuity contracts that are issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). Three separate contracts are offered in this prospectus, each of which has different features and charges. You must choose from one of the following contracts:
•	Lincoln ChoicePlus AssuranceSM Series B-Share
•	Lincoln ChoicePlus AssuranceSM Series C-Share
•	Lincoln ChoicePlus AssuranceSM Series L-Share
In deciding which contract to purchase, you should consider which features are important to you, and the amount of separate account and surrender charges you are willing to accept relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
These contracts can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
These contracts are designed to accumulate Contract Value and to provide income over a certain period of time or for life subject to certain conditions. The benefits offered under these contracts may be a variable or fixed amount, if available, or a combination of both. These contracts also offer a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. The minimum initial Purchase Payment for nonqualified Lincoln ChoicePlus AssuranceSM Series C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations, and Home Office approval) is $50,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
We offer variable annuity contracts that have lower fees and that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments and Persistency Credits, if applicable, for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable
1

options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust Capital Strength Portfolio*
First Trust/Dow Jones Dividend & Income Allocation Portfolio3
Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
Templeton Global Bond VIP Fund*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio*
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Mid Cap Value Fund
(formerly LVIP Delaware Special Opportunities Fund)
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund

2

LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund2
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio*
Putnam Variable Trust:
Putnam VT Equity Income Fund
Putnam VT George Putnam Balanced Fund
*	Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
3 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
3

4

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Account Value Step-up—(may be referred to as Account Value lock-in in marketing materials)—Under certain Living Benefit Riders, the Protected Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allo-
cations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Protected Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect. A new Enhancement Period may begin each time an Account Value Step-up to the Contract Value occurs, depending on which Living Benefit Rider you have elected, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.

5

Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum income guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln SmartSecurity® Advantage.
Nursing Home Enhancement—A feature that will increase the Protected Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—If you select a C-Share or L-Share contract, the additional amount credited to the contract after a specified contract anniversary.
Protected Amount—The value used to calculate your Protected Annual Income under the Lincoln Wealth PassSM rider, as adjusted by additional Purchase Payments and all withdrawals.
Protected Annual Income—(may be referred to Guaranteed Annual Income in your contract)—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Protected Annual Income Payout Option—(may be referred to as Guaranteed Annual Income Amount Annuity Payout Option in your contract)—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Protected Annual Income amount for life.
Protected Income Base—(may be referred to as Income Base or Guaranteed Amount in your contract)—Under certain Living Benefit Riders, the Protected Income Base is a value used to calculate your Protected Annual Income amount or the minimum payouts under your contract at a later date.
Purchase Payments—Amounts paid into the contract other than Persistency Credits.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—For the B-Share contract, a Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a registered representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us for the products described in this prospectus) and their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
	B-Share	C-Share	L-Share
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.0%	None	7.0%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from the Guaranteed Period of the fixed account.[2]
[1]	For B-Share, the surrender charge percentage is reduced over a 7-year period at the following rates: 7%, 7%, 6%, 6%, 5%, 4%, 3%. For L-Share, the surrender charge percentage is reduced over a 4-year period at the following rates: 7%, 7%, 6%, 6%. We may reduce or waive this charge in certain situations. There is no surrender charge for C-Share. See Charges and Other Deductions - Surrender Charge.
[2]	An Interest Adjustment will not apply to dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage. See Fixed Side of the Contract.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
•	Table D reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]			$35
	B-Share	C-Share	L-Share
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2]
Guaranteed Maximum and Current Product Charges:
Estate Enhancement Benefit (EEB)
Mortality and Expense Risk Charge	1.65%	2.05%	2.05%
Administrative Charge	0.10%	0.10%	0.10%
Total Separate Account Expenses	1.75%	2.15%	2.15%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.45%	1.85%	1.85%
Administrative Charge	0.10%	0.10%	0.10%
Total Separate Account Expenses	1.55%	1.95%	1.95%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.20%	1.60%	1.60%
Administrative Charge	0.10%	0.10%	0.10%
Total Separate Account Expenses	1.30%	1.70%	1.70%

7

Account Value Death Benefit
Mortality and Expense Risk Charge	1.15%	1.55%	1.55%
Administrative Charge	0.10%	0.10%	0.10%
Total Separate Account Expenses	1.25%	1.65%	1.65%

Optional Protected Lifetime Income Fees:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[3,4]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners):[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Market Select® Advantage riders elected on or after May 16, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners):[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	0.95%	1.15%
Lincoln Market Select® Advantage riders elected prior to May 16, 2016:[5]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Guaranteed Minimum Annual Charge	0.75%	0.95%
Lincoln Max 6 SelectSM Advantage:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln IRA Income PlusSM:[3]
Guaranteed Maximum Annual Charge	2.25%	N/A
Current Initial Annual Charge	1.35%	N/A
Lincoln Wealth PassSM:[6]
Guaranteed Maximum Annual Charge
Age at Issue 0 – 65	2.25%	N/A
Age at Issue 66 – 80	2.25%	N/A
4LATER® Select Advantage:[7]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln SmartSecurity® Advantage:[8]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
4LATER® Advantage (Managed Risk):[7]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
Lincoln Long-Term CareSM Advantage:
Acceleration Benefit Charge:[9]
Guaranteed Maximum Charge Level Benefit or Growth Benefit	1.50%	N/A
Current Charge Growth Benefit	0.50%	N/A
Current Charge Level Benefit	0.35%	N/A
Extension Benefit Charge:[10]
Guaranteed Maximum Charge	N/A	N/A
Current Charge (contractowners ages 70-74)	0.76%	N/A
Optional Nonforfeiture Benefit Charge:[11]
Guaranteed Maximum Charge	N/A	N/A
8

Current Charge (contractowners ages 70-74)	0.14%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	The mortality and expense risk charge is 1.30% and the administrative charge rate is 0.10% for all contracts on and after the Annuity Commencement Date for all contracts.
[3]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.
[4]	The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase. See Charges and Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for more information.
[5]	As an annualized percentage of the Protected Income Base as increased by subsequent Purchase Payments and/or Account Value Step-ups, and decreased by Excess Withdrawals. The initial annual charge rate (deducted quarterly) is guaranteed not to change prior to the fifth quarterly anniversary of the rider. Beginning on the fifth quarterly anniversary, the quarterly charge rate may increase or decrease. The increase or decrease is based on a formula that is tied to any change in the Volatility Index (VIX). In addition, an excess volatility charge rate of 0.25% for both single and joint life options will also apply during times when the average VIX equals or exceeds 50 over a three-month period. See Appendix C for more information.
[6]	As an annualized percentage of the Protected Amount, as increased by subsequent Purchase Payments and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current protected lifetime income fee rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. See Charges and Other Deductions – Protected Lifetime Income Fees for more information.
[7]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider. A discussion of the charges for 4LATER® Advantage (Managed Risk) can be found in an Appendix to this prospectus.
[8]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[9]	The Acceleration Benefit Charge rate is assessed against the LTC Guaranteed Amount as of the date the charge is deducted up to the maximum allowable charge rate of 1.50% of the LTC Guaranteed Amount. The Acceleration Benefit Charge percentage rates are different for the Level Benefit and Growth Benefit. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[10]	The Extension Benefit Charge rate is assessed against the Extension Benefit as of the date the charge is deducted. The charge varies based upon your age as of the contract date. There is no maximum guaranteed charge for the Extension Benefit. The current Extension Benefit Charge rate may increase after the contract date subject to prior state regulatory approval, although it will be increased for all Contractowners in the same class as determined in a nondiscriminatory manner. The highest current charge rate will be 0.68% (0.17% quarterly) for contracts issued in the following states: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. For all other states, the highest charge rate will be 0.76% (0.19% quarterly). A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[11]	The Optional Nonforfeiture Benefit Charge rate is assessed against the Extension Benefit as of the date the charge is deducted. The charge varies based upon your age as of the contract date. There is no maximum guaranteed charge for the Optional Nonforfeiture Benefit. The current Optional Nonforfeiture Benefit Charge rate may increase after the contract date subject to prior state regulatory approval, although it will be the same for all Contractowners in the same class as determined in a nondiscriminatory manner. The highest current charge rate will be 0.14% (0.035% quarterly) for the state of Texas, 0.13% (0.0325% quarterly) for the state of California, and 0.11% (0.0275% quarterly) for contracts issued in the following states: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. For all other states, the highest charge rate will be 0.12% (0.03% quarterly). A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.

9

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]			$35
	B-Share	C-Share	L-Share
i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.95%	2.35%	2.35%
Guarantee of Principal Death Benefit	1.70%	2.10%	2.10%
Account Value Death Benefit	1.65%	2.05%	2.05%

	B-Share		C-Share		L-Share
i4LIFE® Advantage Select Guaranteed Income Benefit riders;or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018:[2]	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.20%	4.40%	4.60%	4.80%	4.60%	4.80%
Current Charge	2.90%	3.10%	3.30%	3.50%	3.30%	3.50%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.95%	4.15%	4.35%	4.55%	4.35%	4.55%
Current Charge	2.65%	2.85%	3.05%	3.25%	3.05%	3.25%
Account Value Death Benefit
Guaranteed Maximum Charge	3.90%	4.10%	4.30%	4.50%	4.30%	4.50%
Current Charge	2.60%	2.80%	3.00%	3.20%	3.00%	3.20%

	B-Share		C-Share		L-Share
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4):[2]	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.95%	3.95%	4.35%	4.35%	4.35%	4.35%
Current Charge	2.60%	2.80%	3.00%	3.20%	3.00%	3.20%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.70%	3.70%	4.10%	4.10%	4.10%	4.10%
Current Charge	2.35%	2.55%	2.75%	2.95%	2.75%	2.95%
Account Value Death Benefit
Guaranteed Maximum Charge	3.65%	3.65%	4.05%	4.05%	4.05%	4.05%
Current Charge	2.30%	2.50%	2.70%	2.90%	2.70%	2.90%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. The current annual charge rate for all Select Guaranteed Income Benefit riders and for Guaranteed Income Benefit (Managed Risk) riders elected on and after May 21, 2018, is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) riders is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum annual charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

10

TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
Annual Account Fee:[1]			$35
	B-Share	C-Share	L-Share
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)	Single/Joint Life	Single/Joint Life	Single/Joint Life
Guaranteed Maximum and Current Product Charges:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.55%	1.95%	1.95%
Guarantee of Principal Death Benefit	1.30%	1.70%	1.70%
Account Value Death Benefit	1.25%	1.65%	1.65%

	B-Share, C-Share, L-Share
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[2]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018 and for all 4LATER® Advantage (Managed Risk) elections:[2,3]

Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of the greater of the Protected Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.
[3]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).

11

TABLE D
Expenses for i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
Annual Account Fee:[1]			$35
	B-Share	C-Share	L-Share
i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage	Single/Joint Life	Single/Joint Life	Single/Joint Life
Guaranteed Maximum and Current Product Charges:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.55%	1.95%	1.95%
Guarantee of Principal Death Benefit	1.30%	1.70%	1.70%
Account Value Death Benefit	1.25%	1.65%	1.65%

	B-Share, C-Share, L-Share
i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners) and for all 4LATER® Select Advantage elections:[2]
	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
i4LIFE® Advantage Guaranteed Income Benefit (version 4) for Lincoln Market Select® Advantage riders elected on or after May 16, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners):[2]

Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	0.95%	1.15%
i4LIFE® Advantage Guaranteed Income Benefit (version 4) for Lincoln Market Select® Advantage riders elected prior to May 16, 2016:[3]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	0.75%	0.95%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of the greater of the Protected Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider for more information.
[3]	At the time i4LIFE® Advantage Guaranteed Income Benefit is elected, the final calculated charge rate for Lincoln Market Select® Advantage is applied to the greater of the Protected Income Base or Account Value to set the initial dollar amount used to calculate the initial charge for i4LIFE® Advantage Guaranteed Income Benefit. Starting on the first quarterly anniversary following the Periodic Income Commencement Date, the initial i4LIFE® Advantage Guaranteed Income Benefit quarterly charge is calculated as follows: the initial dollar amount (charge calculated above) is multiplied by the current Lincoln Market Select® Advantage quarterly rider charge rate divided by the prior quarterly rider charge rate. On each subsequent quarterly anniversary, the charge is calculated as follows: the current quarterly rider charge rate divided by the prior quarterly rider charge rate is multiplied by the prior quarterly rider charge amount (adjusted proportionately for withdrawals). See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2019, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
12

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.48%	2.37%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.48%	2.26%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2021. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2019:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Global Thematic Growth Portfolio - Class B	0.75%		0.25%		0.29%		0.00%		1.29%	-0.05%	1.24%
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.08%		0.00%		1.08%	-0.01%	1.07%
American Century VP Balanced Fund - Class II	0.90%		0.25%		0.01%		0.00%		1.16%	-0.05%	1.11%
American Century VP Large Company Value Fund - Class II	0.80%		0.25%		0.01%		0.00%		1.06%	-0.15%	0.91%
BlackRock Global Allocation V.I. Fund - Class III	0.64%		0.25%		0.25%		0.00%		1.14%	-0.15%	0.99%
ClearBridge Variable Large Cap Growth Portfolio - Class II	0.70%		0.25%		0.07%		0.01%		1.03%	-0.01%	1.02%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.09%		0.01%		1.10%	0.00%	1.10%
Delaware VIP® Diversified Income Series - Service Class	0.58%		0.30%		0.06%		0.00%		0.94%	-0.02%	0.92%
Delaware VIP® Emerging Markets Series - Service Class	1.24%		0.30%		0.10%		0.00%		1.64%	-0.04%	1.60%
Delaware VIP® Limited-Term Diversified Income Series - Service Class	0.48%		0.30%		0.06%		0.00%		0.84%	0.00%	0.84%
Delaware VIP® REIT Series - Service Class	0.75%		0.30%		0.08%		0.00%		1.13%	0.00%	1.13%
Delaware VIP® Small Cap Value Series - Service Class	0.71%		0.30%		0.06%		0.00%		1.07%	0.00%	1.07%
Delaware VIP® Smid Cap Core Series - Service Class	0.74%		0.30%		0.07%		0.00%		1.11%	0.00%	1.11%
Delaware VIP® U.S. Growth Series - Service Class	0.65%		0.30%		0.08%		0.00%		1.03%	0.00%	1.03%
Delaware VIP® Value Series - Service Class	0.63%		0.30%		0.06%		0.00%		0.99%	0.00%	0.99%
DWS Alternative Asset Allocation VIP Portfolio - Class B	0.10%		0.25%		0.27%		0.62%		1.24%	-0.09%	1.15%
Fidelity® VIP Balanced Portfolio - Service Class 2	0.39%		0.25%		0.10%		0.00%		0.74%	0.00%	0.74%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.54%		0.25%		0.07%		0.00%		0.86%	0.00%	0.86%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.25%		0.25%		0.00%		0.42%		0.92%	-0.15%	0.77%
Fidelity® VIP Growth Portfolio - Service Class 2	0.54%		0.25%		0.09%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
First Trust Capital Strength Portfolio – Class I	0.50%		0.25%		0.45%		0.00%		1.20%	-0.10%	1.10%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	0.60%		0.25%		0.36%		0.00%		1.21%	-0.01%	1.20%
Franklin Allocation VIP Fund - Class 4	0.55%		0.35%		0.04%		0.23%		1.17%	-0.25%	0.92%
Franklin Income VIP Fund - Class 2	0.46%		0.25%		0.00%		0.01%		0.72%	-0.01%	0.71%
Franklin Income VIP Fund - Class 4	0.46%		0.35%		0.00%		0.01%		0.82%	-0.01%	0.81%
Franklin Mutual Shares VIP Fund - Class 2	0.68%		0.25%		0.03%		0.00%		0.96%	0.00%	0.96%
Franklin Mutual Shares VIP Fund - Class 4	0.68%		0.35%		0.03%		0.00%		1.06%	0.00%	1.06%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.23%		0.00%		0.60%	0.00%	0.60%
13

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Invesco V.I. International Growth Fund - Series II Shares	0.71%		0.25%		0.18%		0.01%		1.15%	0.00%	1.15%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.40%		0.25%		0.18%		0.00%		0.83%	0.00%	0.83%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	0.55%		0.25%		0.47%		0.13%		1.40%	-0.23%	1.17%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	0.75%		0.35%		0.08%		0.01%		1.19%	-0.01%	1.18%
LVIP American Global Growth Fund - Service Class II	0.52%		0.55%		0.14%		0.00%		1.21%	0.00%	1.21%
LVIP American Global Small Capitalization Fund - Service Class II	0.70%		0.55%		0.24%		0.00%		1.49%	-0.08%	1.41%
LVIP American Growth Fund - Service Class II	0.32%		0.55%		0.12%		0.00%		0.99%	0.00%	0.99%
LVIP American Growth-Income Fund - Service Class II	0.26%		0.55%		0.10%		0.00%		0.91%	0.00%	0.91%
LVIP American International Fund - Service Class II	0.49%		0.55%		0.15%		0.00%		1.19%	0.00%	1.19%
LVIP Baron Growth Opportunities Fund - Service Class	1.00%		0.25%		0.07%		0.01%		1.33%	-0.14%	1.19%
LVIP BlackRock Advantage Allocation Fund - Service Class	0.65%		0.25%		0.47%		0.00%		1.37%	-0.39%	0.98%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.72%		0.25%		0.08%		0.01%		1.06%	-0.13%	0.93%
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	0.15%		0.35%		0.06%		0.71%		1.27%	-0.08%	1.19%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	0.25%		0.35%		0.07%		0.11%		0.78%	-0.01%	0.77%
LVIP BlackRock Global Real Estate Fund - Service Class	0.67%		0.25%		0.10%		0.00%		1.02%	-0.01%	1.01%
LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.42%		0.25%		0.07%		0.00%		0.74%	0.00%	0.74%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	0.25%		0.35%		0.07%		0.09%		0.76%	-0.01%	0.75%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	0.72%		0.25%		0.07%		0.01%		1.05%	-0.10%	0.95%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	0.65%		0.25%		0.08%		0.00%		0.98%	-0.01%	0.97%
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	0.64%		0.35%		0.09%		0.00%		1.08%	-0.05%	1.03%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.06%		0.00%		0.72%	0.00%	0.72%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Mid Cap Value Fund - Service Class	0.39%		0.35%		0.07%		0.00%		0.81%	0.00%	0.81%
LVIP Delaware Social Awareness Fund - Service Class	0.38%		0.35%		0.08%		0.00%		0.81%	0.00%	0.81%
LVIP Delaware Wealth Builder Fund - Service Class	0.63%		0.25%		0.19%		0.00%		1.07%	-0.11%	0.96%
LVIP Dimensional International Core Equity Fund - Service Class	0.58%		0.25%		0.12%		0.00%		0.95%	-0.06%	0.89%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.07%		0.54%		1.11%	-0.05%	1.06%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.07%		0.00%		0.76%	0.00%	0.76%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.72%		0.25%		0.07%		0.00%		1.04%	-0.30%	0.74%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.32%		0.88%	-0.01%	0.87%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	0.25%		0.25%		0.06%		0.13%		0.69%	-0.05%	0.64%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	0.70%		0.35%		0.07%		0.56%		1.68%	-0.67%	1.01%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.64%		0.25%		0.10%		0.01%		1.00%	-0.01%	0.99%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	0.75%		0.25%		0.26%		0.40%		1.66%	-0.59%	1.07%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.26%		0.42%		1.18%	-0.18%	1.00%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.06%		0.45%		1.01%	-0.01%	1.00%
LVIP Global Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.44%		0.99%	-0.01%	0.98%
LVIP Global Income Fund - Service Class	0.65%		0.25%		0.12%		0.01%		1.03%	-0.07%	0.96%
14

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.45%		1.00%	-0.02%	0.98%
LVIP Government Money Market Fund - Service Class	0.37%		0.25%		0.08%		0.00%		0.70%	0.00%	0.70%
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	0.57%		0.35%		0.11%		0.00%		1.03%	-0.11%	0.92%
LVIP JPMorgan High Yield Fund - Service Class	0.63%		0.25%		0.09%		0.00%		0.97%	-0.04%	0.93%
LVIP JPMorgan Retirement Income Fund - Service Class	0.75%		0.25%		0.13%		0.21%		1.34%	-0.37%	0.97%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	0.70%		0.25%		0.08%		0.01%		1.04%	-0.01%	1.03%
LVIP MFS International Equity Managed Volatility Fund - Service Class	0.85%		0.25%		0.07%		0.78%		1.95%	-0.72%	1.23%
LVIP MFS International Growth Fund - Service Class	0.82%		0.25%		0.07%		0.00%		1.14%	-0.10%	1.04%
LVIP MFS Value Fund - Service Class	0.60%		0.25%		0.07%		0.00%		0.92%	0.00%	0.92%
LVIP Mondrian International Value Fund - Service Class	0.69%		0.25%		0.07%		0.00%		1.01%	0.00%	1.01%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	0.25%		0.35%		0.17%		0.59%		1.36%	-0.21%	1.15%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.08%		0.00%		0.83%	-0.04%	0.79%
LVIP SSGA Bond Index Fund - Service Class	0.40%		0.25%		0.07%		0.00%		0.72%	-0.12%	0.60%
LVIP SSGA Conservative Index Allocation Fund - Service Class	0.15%		0.25%		0.11%		0.30%		0.81%	-0.06%	0.75%
LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.15%		0.25%		0.09%		0.33%		0.82%	0.00%	0.82%
LVIP SSGA Developed International 150 Fund - Service Class	0.33%		0.25%		0.07%		0.00%		0.65%	-0.01%	0.64%
LVIP SSGA Emerging Markets 100 Fund - Service Class	0.34%		0.25%		0.16%		0.00%		0.75%	-0.01%	0.74%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.34%		0.25%		0.17%		0.00%		0.76%	-0.01%	0.75%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.40%		0.25%		0.06%		0.24%		0.95%	-0.10%	0.85%
LVIP SSGA International Index Fund - Service Class	0.40%		0.25%		0.10%		0.00%		0.75%	-0.12%	0.63%
LVIP SSGA International Managed Volatility Fund - Service Class	0.23%		0.25%		0.08%		0.37%		0.93%	-0.06%	0.87%
LVIP SSGA Large Cap 100 Fund - Service Class	0.31%		0.25%		0.06%		0.00%		0.62%	-0.01%	0.61%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	0.23%		0.25%		0.06%		0.22%		0.76%	-0.04%	0.72%
LVIP SSGA Mid-Cap Index Fund - Service Class	0.27%		0.25%		0.08%		0.00%		0.60%	0.00%	0.60%
LVIP SSGA Moderate Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.29%		0.75%	0.00%	0.75%
LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.33%		0.79%	0.00%	0.79%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.35%		0.81%	0.00%	0.81%
LVIP SSGA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.06%		0.00%		0.48%	0.00%	0.48%
LVIP SSGA Short-Term Bond Index Fund - Service Class	0.28%		0.25%		0.13%		0.00%		0.66%	-0.05%	0.61%
LVIP SSGA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.08%		0.00%		0.65%	0.00%	0.65%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.33%		0.25%		0.09%		0.00%		0.67%	-0.01%	0.66%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	0.23%		0.25%		0.07%		0.38%		0.93%	-0.05%	0.88%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.63%		0.25%		0.06%		0.00%		0.94%	-0.02%	0.92%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.68%		0.25%		0.07%		0.00%		1.00%	-0.01%	0.99%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.27%		0.51%		1.28%	-0.20%	1.08%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.51%		1.06%	-0.01%	1.05%
LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.25%		0.25%		0.06%		0.06%		0.62%	-0.05%	0.57%
LVIP Vanguard International Equity ETF Fund - Service Class	0.25%		0.25%		0.07%		0.11%		0.68%	-0.05%	0.63%
LVIP Wellington Capital Growth Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	-0.03%	0.98%
LVIP Wellington Mid-Cap Value Fund - Service Class	0.83%		0.25%		0.09%		0.00%		1.17%	-0.09%	1.08%
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	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Western Asset Core Bond Fund - Service Class	0.45%		0.25%		0.06%		0.00%		0.76%	0.00%	0.76%
MFS® VIT Growth Series - Service Class	0.71%		0.25%		0.04%		0.00%		1.00%	0.00%	1.00%
MFS® VIT Total Return Series - Service Class	0.67%		0.25%		0.03%		0.00%		0.95%	-0.09%	0.86%
MFS® VIT Utilities Series - Service Class	0.74%		0.25%		0.05%		0.00%		1.04%	0.00%	1.04%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	0.74%		0.25%		1.27%		0.11%		2.37%	-0.11%	2.26%
Putnam VT Equity Income Fund - Class IB	0.47%		0.25%		0.10%		0.00%		0.82%	0.00%	0.82%
Putnam VT George Putnam Balanced Fund - Class IB	0.52%		0.25%		0.17%		0.00%		0.94%	0.00%	0.94%
QS Variable Conservative Growth - Class II	0.00%		0.25%		0.12%		0.57%		0.94%	0.00%	0.94%
Templeton Global Bond VIP Fund - Class 2	0.46%		0.25%		0.07%		0.09%		0.87%	-0.11%	0.76%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes you have purchased the Lincoln Long-Term CareSM Advantage rider and have elected either the Growth Benefit option or the Level Benefit option. The Example also assumes that you are age 69 (Growth Benefit option) or age 74 (Level Benefit option) and invest $10,000 in the contract for the time periods indicated. The Example assumes a 5% return each year, the maximum fees and expenses of any of the funds, election of the Optional Nonforfeiture provision, and that the EGMDB Death Benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Growth Benefit Option B-Share	$1,380	$2,617	$3,825	$6,461
C-Share	$719	$2,127	$3,496	$6,741
L-Share	$1,419	$2,727	$3,496	$6,741
Level Benefit Option B-Share	$1,423	$2,742	$4,024	$6,813
C-Share	$762	$2,251	$3,692	$7,086
L-Share	$1,462	$2,851	$3,692	$7,086
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Growth Benefit Option B-Share	$680	$2,017	$3,325	$6,461
C-Share	$719	$2,127	$3,496	$6,741
L-Share	$719	$2,127	$3,496	$6,741
Level Benefit Option B-Share	$723	$2,142	$3,524	$6,813
C-Share	$762	$2,251	$3,692	$7,086
L-Share	$762	$2,251	$3,692	$7,086
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that EGMDB Death Benefit
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and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$1,339	$2,544	$3,779	$6,712
C-Share	$678	$2,054	$3,450	$6,993
L-Share	$1,378	$2,654	$3,450	$6,993
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$639	$1,944	$3,279	$6,712
C-Share	$678	$2,054	$3,450	$6,993
L-Share	$678	$2,054	$3,450	$6,993
For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. The Examples do not reflect any Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable and interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. You may purchase any of the contracts offered in this prospectus: ChoicePlus AssuranceSM Series B-Share, ChoicePlus AssuranceSM Series C-Share or ChoicePlus AssuranceSM Series L-Share. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
What are the differences between B-Share, C-Share, and L-Share contracts? The B-Share contract has a longer surrender charge period than the L-Share contract. This means that it offers less liquidity than the L-Share contract but it has lower total separate account annual expenses. The C-Share contract has no surrender charge, and offers greater liquidity than both the B-Share contract and the L-Share contract, but has higher total separate account annual expenses. The L-Share contract offers greater liquidity than the B-Share contract but has higher total separate account annual expenses. Quarterly Persistency Credits apply to the C-Share contracts after the twelfth anniversary and to the L-Share contracts after the seventh anniversary. See The Contracts – Contracts Offered in This Prospectus for more information. The B-Share contract may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost contract. The C-Share contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount soon after purchasing the Contract, and is willing to pay a higher mortality and expense risk charge. The L-Share contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount four years after purchasing the contract and is willing to pay a higher mortality and expense risk charge.
Purchasing an optional Living Benefit Rider under a C-Share or an L-Share contract and paying a higher separate account charge, in order to have more liquidity earlier in the Contract, may not always be compatible. This is because you should typically own your contract over the long term in order to get the maximum benefit from these types of Living Benefit Riders. For example, the longer you wait to make a withdrawal, the greater your withdrawal percentage may be, or there may be a certain number of years before you can use the benefit.
You should determine the appropriate balance among (a) more liquidity earlier in the contract; (b) the impact of the separate account charge on your Contract Value; and (c) the period of time that you must own the contract to receive the desired benefit from any optional Living Benefit Rider you purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
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What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments and Persistency Credits, if applicable, to one or more of the Subaccounts, which, in turn, invests in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisors manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts and the SAI.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. In addition, there is an administrative charge. The charges and/or fees for any riders applicable to your contract will also be deducted from your Contract Value. See Charges and Other Deductions.
If you withdraw Purchase Payments, you may pay a surrender charge of a certain percentage of the surrendered or withdrawn Purchase Payment, depending upon which contract you have purchased, and how long those payments have been invested in the contract. For purposes of calculating surrender charges, we assume that all withdrawals prior to the seventh anniversary of the B-Share contracts and the fourth anniversary of the L-Share contracts come first from Purchase Payments. We may waive surrender charges in certain situations. The C-Share contracts do not have a surrender charge. See Charges and Other Deductions – Surrender Charge.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $1 million or more, your registered representative must submit a request to our Home Office for approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit or Lincoln Long-Term CareSM Advantage), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please check with your registered representative. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. If you elect the Lincoln Long-Term CareSM Advantage rider, no additional Purchase Payments can be made after 90 days from the contract date. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
What is a Persistency Credit? If you purchase the C-Share contract, a Persistency Credit of 0.10% of Contract Value (less Purchase Payments that have been in the contract less than twelve years) will be credited on a quarterly basis after the twelfth anniversary. If you purchase the L-Share contract, a Persistency Credit of 0.10% of Contract Value (less Purchase Payments that have been in the contract less than seven years) will be credited on a quarterly basis after the seventh anniversary. See The Contracts – Persistency Credits.
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Annuity contracts that have no provision for Persistency Credits may have lower mortality and expense risk charges and/or lower surrender charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of your Accumulation Units to the annuity tables contained in the contract. See the SAI – Annuity Payouts for more information on how Annuity Payouts are calculated. Participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. Alternatively, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What are the Death Benefit options currently available under my Contract? The Enhanced Guaranteed Minimum Death Benefit (EGMDB) provides a Death Benefit that is equal to the greatest of: 1) the current Contract Value, 2) the sum of all Purchase Payments (as adjusted for withdrawals), or 3) the highest Contract Value on any contract anniversary prior to the 81st birthday of the deceased, and prior to the death of the person for whom a death claim is approved for payment, increased by Purchase Payments (as adjusted for withdrawals) since the highest anniversary date. The Guarantee of Principal Death Benefit provides a Death Benefit that is equal to the greater of the current Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals). The Account Value Death Benefit provides a Death Benefit that is equal to the Contract Value as of the Valuation Date we approve the payment of the death claim. See The Contracts – Death Benefits for a complete description of each Death Benefit option. Refer to the i4LIFE® Advantage Death Benefits for specific Death Benefit features when i4LIFE® Advantage is elected.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln IRA Income PlusSM, Lincoln Wealth PassSM, Lincoln Lifetime IncomeSM Advantage 2.0 and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Select Advantage, 4LATER® Advantage (Managed Risk) and i4LIFE® Advantage with or without the Guaranteed Income Benefit). Lincoln Long-Term CareSM Advantage is a qualified long-term care benefit rider. If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals (and all withdrawals under any version of the 4LATER® Advantage rider) may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? In general, the following riders are currently available: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, 4LATER® Select Advantage, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without a Guaranteed Income Benefit rider). See Living Benefit Riders later in this prospectus regarding limitations on the availability of the riders.
We reserve the right to discontinue offering any of the Living Benefit Riders to new purchasers or existing Contractowners at any time. This means there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available at any time. Unavailable riders are described in an Appendix to this prospectus.
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Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes, you can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and,
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therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2019 financial statements of the VAA and the December 31, 2019 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
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Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.30%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, all of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us.
As noted above, a factor we may consider during the initial selection process is whether the fund (or an affiliate, investment adviser or distributor of the fund) being evaluated is an affiliate of ours and whether we are compensated for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, its investment adviser or its distributor.
Some funds pay us significantly more than others and the amount we receive may be substantial. We often receive more revenue from an affiliated fund than one that is not affiliated with us. These factors give us an incentive to select a fund that yields more revenue, and this is often an affiliated fund.
We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders.
We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets.
Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ
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from our selection criteria. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Riders purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
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•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with reasonable risk; a fund of funds.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisory, L.P.
•	First Trust Capital Strength Portfolio (Class I): To provide capital appreciation. This fund will be available on or about May 18, 2020. Consult your registered representative.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Allocation VIP Fund, Franklin Income VIP Fund and the Templeton Global Bond VIP Fund and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Allocation VIP Fund (Class 4): To seek capital appreciation.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation. This fund is not available in contracts issued on or after January 9, 2017.
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation. This fund is not available in contracts issued before January 9, 2017.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration. This fund is not available in contracts issued on or after January 9, 2017.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration. This fund is not available in contracts issued before January 9, 2017.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
This fund is not available in contracts issued on or after January 9, 2017.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund is not available in contracts issued on or after January 9, 2017.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund.
•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund.
•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund.
•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund.
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•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Mid Cap Value Fund (Service Class)(1): To maximize long-term capital appreciation. (formerly LVIP Delaware Special Opportunities Fund)
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with the preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Select Equity Income Managed Volatility Fund (Service Class): Capital appreciation.
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•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
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•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): To seek capital growth and current income.
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
(1)	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
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Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
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•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change);
•	the risk that the payments of the Acceleration and Growth Benefit under the Lincoln Long-Term CareSM Advantage rider exceed the Contract Value;
•	the risk the Covered Life under the Lincoln Long-Term CareSM Advantage rider will live longer while receiving benefits than we assumed in the rate setting process (these rates may change subject to state insurance department approval); and
•	the risk that the actual number of claims under the Lincoln Long-Term CareSM Advantage rider exceeds the number of claims we assumed in the rate setting process (these rates may change subject to state insurance department approval).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply a charge to the average daily net asset value of the Subaccounts based on which contract and Death Benefit you choose. Those charges are equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Estate Enhancement Benefit (EEB)*
B-Share:
Mortality and expense risk charge	1.15%	1.20%	1.45%	1.65%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	1.25%	1.30%	1.55%	1.75%
C-Share:
Mortality and expense risk charge	1.55%	1.60%	1.85%	2.05%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	1.65%	1.70%	1.95%	2.15%
L-Share:
Mortality and expense risk charge	1.55%	1.60%	1.85%	2.05%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	1.65%	1.70%	1.95%	2.15%
*This Death Benefit is no longer available for purchase.
Surrender Charge
For B-Share and L-Share contracts only, a surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
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	Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments
Number of contract anniversaries since Purchase Payment was invested	B-Share	L-Share
0	7.0%	7.0%
1	7.0%	7.0%
2	6.0%	6.0%
3	6.0%	6.0%
4	5.0%	0.0%
5	4.0%	0.0%
6	3.0%	0.0%
7	0.0%	0.0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary for B-Share or fourth anniversary for L-Share, since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount. The free amount is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	Purchase Payments used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, as a result of permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the state of New Jersey, a different definition of permanent and total disability applies;
•	A surviving spouse, at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments, as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the Contractowner. Diagnosis of a terminal illness must be after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner, joint owner, or Annuitant;
•	A surrender or annuitization of any applicable Persistency Credits;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage, including any payments to provide the Guaranteed Income Benefit, or periodic payments made under any Annuity Payout option made available by us;
•	A surrender of the contract or a withdrawal of Contract Value from contracts issued to Selling Group Individuals (applicable to B-Share contracts only);
•	Withdrawals up to the Protected Annual Income amount or the Maximum Annual Withdrawal amount under applicable Living Benefit Riders, subject to certain conditions; and
•	Long-Term Care Benefit payments under the Lincoln Long-Term CareSM Advantage rider.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the seventh anniversary for the B-Share contract, and the fourth anniversary for the L-Share contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the seventh anniversary for the B-Share contract, and the fourth anniversary for the L-Share contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Persistency Credits, if any, or until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.
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We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals (applicable to B-Share contracts only).
Protected Lifetime Income Fee
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a protected lifetime income fee will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln IRA Income PlusSM, and 4LATER® Select Advantage Fees. If you elect a Living Benefit Rider, there is a fee associated with that rider for as long as the rider is in effect.
The fee rates for the riders listed above are:
	Guaranteed Maximum Annual Fee Rate		Current Initial Annual Fee Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018; Lincoln Market Select® Advantage (riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners); Lincoln Max 6 SelectSM Advantage; or 4LATER® Select Advantage	2.25%	2.45%	1.25% (0.3125% quarterly)	1.50% (0.3750% quarterly)
Lincoln IRA Income PlusSM	2.25%	N/A	1.35% (0.3375% quarterly)	N/A
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	2.00%	2.00%	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)
Lincoln Market Select® Advantage for riders elected prior to August 29, 2016 (October 3, 2016 for existing Contractowners)	2.25%	2.45%	0.95% (0.2375% quarterly)	1.15% (0.2875% quarterly)

A discussion of the charges for additional closed riders can be found in an Appendix to this prospectus.
The fee:
•	is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Protected Income Base is decreased by all withdrawals under 4LATER® Select Advantage.); and
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•	may increase every Benefit Year upon an Enhancement that occurs after the tenth Benefit Year anniversary, or upon an Account Value Step-up. (You may opt out of this increase – see details below.)
The fee will be deducted from the Contract Value on a quarterly basis. The first deduction of the fee will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Protected Income Base.
The fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base and Enhancement Base, if applicable, will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage). This opt out will only apply for this particular Account Value Step-up. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups. If you opt out of an Account Value Step-up, you are still eligible for an Enhancement, if applicable, through the end of the Enhancement Period, including in the year you declined the Account Value Step-up.
The annual protected lifetime income fee rate will increase to the then current rate not to exceed the guaranteed maximum annual fee rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase. See Living Benefit Riders.
The following paragraph applies to all the above-listed Living Benefit Riders except:
•	Lincoln Market Select® Advantage riders elected prior to February 20, 2018 (April 2, 2018 for riders elected after the contract effective date) (subject to state approval); and
•	4LATER® Select Advantage riders elected prior June 11, 2018 (subject to state approval).
An Enhancement to the Protected Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Protected Income Base each Benefit Year, your fee rate could increase each Benefit Year, but the fee rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your fee rate to change. If you opt out of the Enhancement, the fee rate and the Protected Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your fee rate to increase) if you do not want the Enhancement.
The fee will be discontinued upon termination of the rider. However, a portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.
Lincoln Wealth PassSM Fee. If you elect Lincoln Wealth PassSM, you will pay a fee for the rider as long as the rider is in effect. The fee rate is based on the age of the covered life on the rider effective date, multiplied by the protected lifetime income fee base, which is equal to the initial Protected Amount, as increased for subsequent Purchase Payments and decreased for Excess Withdrawals.
The protected lifetime income fee rates for new rider elections are disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the rates on the previous Rate Sheet.
Any change to the protected lifetime income fee rate will be disclosed in a new rate sheet at least ten days before that rate becomes effective. Current Rate Sheets will be included with this prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583.
The protected lifetime income fee will be deducted from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and the fixed account, if any, on the Valuation Date the fee is assessed. The amount we deduct will increase or decrease as the protected lifetime income fee base increases or decreases.
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After five years from the rider effective date, the protected lifetime income fee rate may increase annually on the Benefit Year anniversary at Lincoln’s sole discretion, up to the stated guaranteed maximum fee rate.
The protected lifetime income fee will be discontinued upon termination of the rider. However, a portion of the fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments, Guaranteed Income Benefit payments, and any withdrawals.
The annual i4LIFE® Advantage charge rate is:
	B-Share	C-Share	L-Share
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.95%	2.35%	2.35%
Guarantee of Principal Death Benefit	1.70%	2.10%	2.10%
Account Value Death Benefit	1.65%	2.05%	2.05%
During the Lifetime Income Benefit Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the time the contract is issued, i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. A current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value applies to all Select Guaranteed Income Benefit riders and to Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018. This charge rate is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	B-Share		C-Share		L-Share
	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.90%	3.10%	3.30%	3.50%	3.30%	3.50%
Guarantee of Principal Death Benefit	2.65%	2.85%	3.05%	3.25%	3.05%	3.25%
Account Value Death Benefit	2.60%	2.80%	3.00%	3.20%	3.00%	3.20%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018, and Guaranteed Income Benefit (version 4) riders are each subject to a current annual charge rate of 0.65% (0.85% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	B-Share		C-Share		L-Share
	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.60%	2.80%	3.00%	3.20%	3.00%	3.20%
Guarantee of Principal Death Benefit	2.35%	2.55%	2.75%	2.95%	2.75%	2.95%
Account Value Death Benefit	2.30%	2.50%	2.70%	2.90%	2.70%	2.90%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage, 4LATER® Select Advantage or 4LATER® Advantage (Managed Risk) may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in
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the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit; and Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018	2.25%	2.45%
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018; and Guaranteed Income Benefit (version 4)	2.00%	2.00%
If we automatically administer the step-up for you and your charge rate is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred. If we receive notice of your request to reverse the step-up, on a going forward basis we will decrease the charge rate to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or 4LATER® Select Advantage (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your protected lifetime income fee of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply. If you are transitioning to i4LIFE® Advantage Guaranteed Income Benefit from a closed rider (not shown below), see Appendix B for a discussion of the fees.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21 ,2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
Lincoln Market Select® Advantage riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners); or 4LATER® Select Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
Lincoln Market Select® Advantage riders elected on or after May 16, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners)	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	0.95% (0.2375% quarterly) single life option 1.15% (0.2875% quarterly) joint life option
Lincoln Market Select® Advantage riders elected prior to May 16, 2016	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	Guaranteed minimum fee 0.75% (0.95% joint life);Guaranteed maximum fee 2.25% (2.45% joint life)
The initial charge is a percentage of the greater of the Protected Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.55% for the EGMDB, 1.30% for the Guarantee of Principal Death Benefit and 1.25% for the Account Value Death Benefit for B-Share and 1.95% for the EGMDB, 1.70% for the Guarantee of
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Principal Death Benefit and 1.65% for the Account Value Death Benefit for C-Share and L-Share. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the protected lifetime income fee will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider fee rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Protected Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the protected lifetime income fee for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Protected Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/19 Initial i4LIFE® Advantage Account Value	$100,000
1/1/19 Protected Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/19 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The protected lifetime income fee for the Prior Rider is assessed against the Protected Income Base since it is larger than the Account Value	$1,562.50
1/2/19 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/19 Initial Guaranteed Income Benefit (4% x $125,000 Protected Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/20 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/20 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/20 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
1/2/20 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/21 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/21 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider fee rate increases from 1.25% to 1.35%.
1/2/21 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider protected lifetime income fee (1.35%/1.25%).
If the fee rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to
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the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% (for all contracts) of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees,
•	for B-Share contracts only, the issue of a new Lincoln variable annuity contract with proceeds from the surrender of an existing Lincoln variable annuity contract, if available with your broker-dealer and in your state, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Contracts Offered in this Prospectus
This prospectus describes three separate annuity contracts:
•	Lincoln ChoicePlus AssuranceSM Series B-Share
•	Lincoln ChoicePlus AssuranceSM Series C-Share
•	Lincoln ChoicePlus AssuranceSM Series L-Share
Each contract offers you the ability to choose any of the Death Benefits, Living Benefit Riders, and payout options described in this prospectus, as long as they are currently available. Each contract has its own mortality and expense risk charge and applicable surrender charge schedule. In deciding what contract to purchase, you should consider the amount of mortality and expense risk and surrender charges you are willing to accept relative to your needs. In deciding whether to purchase any of the enhanced Death Benefits or other optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
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An enhanced Death Benefit and optional Living Benefit Riders may be available for an additional charge, and are described later in this prospectus. You should check with your registered representative regarding availability.
Lincoln ChoicePlus AssuranceSM Series B-Share
The B-Share annuity contract has a total mortality and expense risk and administrative charge ranging from 1.25% to 1.75%, depending on which Death Benefit you have elected. It has a declining seven-year surrender charge on each Purchase Payment.
Lincoln ChoicePlus AssuranceSM Series C-Share
The C-Share annuity contract has a total mortality and expense risk and administrative charge ranging from 1.65% to 2.15%, depending on which Death Benefit you have elected. Contractowners of the C-Share annuity contract will receive Persistency Credits on a quarterly basis after the twelfth contract anniversary. See The Contracts – Persistency Credits.
Lincoln ChoicePlus AssuranceSM Series L-Share
The L-Share annuity contract has a total mortality and expense risk and administrative charge ranging from 1.65% to 2.15%, depending on which Death Benefit you have elected. It has a declining four-year surrender charge on each Purchase Payment. Contractowners of the L-Share annuity contract will receive Persistency Credits on a quarterly basis after the seventh contract anniversary. See The Contracts - Persistency Credits.
The B-Share contract has a longer surrender charge period than the L-Share contract. This means that it offers less liquidity than the L-Share contract but it has lower total separate account annual expenses. The C-Share contract has no surrender charge, and offers greater liquidity than both the B-Share contract and the L-Share contract, but has higher total separate account annual expenses. The L-Share contract offers greater liquidity than the B-Share contract but has higher total separate account annual expenses. Quarterly Persistency Credits apply to the C-Share contracts after the twelfth anniversary and to the L-Share contracts after the seventh anniversary. The B-Share contract may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost contract. The C-Share contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount soon after purchasing the Contract, and is willing to pay a higher mortality and expense risk charge. The L-Share contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount four years after purchasing the contract and is willing to pay a higher mortality and expense risk charge.
Purchasing an optional Living Benefit Rider under a C-Share or an L-Share contract and paying a higher separate account charge, in order to have more liquidity earlier in the Contract, may not always be compatible. This is because you should typically own your contract over the long term in order to get the maximum benefit from these types of Living Benefit Riders. For example, the longer you wait to make a withdrawal, the greater your withdrawal percentage may be, or there may be a certain number of years before you can use the benefit.
You should determine the appropriate balance among (a) more liquidity earlier in the contract; (b) the impact of the separate account charge on your Contract Value; and (c) the period of time that you must own the contract to receive the desired benefit from any optional Living Benefit Rider you purchase.
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 (or for C-Share nonqualified contracts only, under age 91, subject to additional terms and limitations and Home Office approval). Certain Death Benefit options may not be available at all ages. Federal law requires all financial
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institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA and fixed account, if any, to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum for Selling Group Individuals is $1,500 (applicable to B-Share contracts only). The minimum initial Purchase Payment for nonqualified C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations and Home Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Beginning May 18, 2020, Purchase Payments totaling $1 million or more ($2 million prior to May 18, 2020) are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit;
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract; or
•	90 days from the contract date if you elect the Lincoln Long-Term CareSM Advantage rider.
For more information about these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by
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making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Persistency Credits
Contractowners of the C-Share contract will receive a Persistency Credit on a quarterly basis after the twelfth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least twelve years, by 0.10%. Contractowners of the L-Share contract will receive a Persistency Credit on a quarterly basis after the seventh contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least seven years, by 0.10%. This Persistency Credit will be allocated to the variable Subaccounts and the DCA fixed account in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
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2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we
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reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed or sent electronically to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
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Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for C-Share nonqualified contracts only, for Annuitant changes made to contracts issued on and after January 20, 2015, under age 91) as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
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Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS) and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between three and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to limit certain time periods or to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
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Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the two additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
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Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
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Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contact; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders (except Lincoln Wealth PassSM) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or Lincoln IRA Income PlusSM.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders (except Lincoln Wealth PassSM) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or Lincoln IRA Income PlusSM; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals(surrender charges for example) and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
Death Benefits which are no longer available for election include: Estate Enhancement Benefit Rider (EEB Rider). An Appendix to this prospectus provides a detailed description of this Death Benefit.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continued the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a
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spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. A portion of the Death Benefit credited to the contract will be allocated to the variable Subaccounts in proportion to the Contract Value in each variable Subaccount. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
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If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect Lincoln IRA Income PlusSM, you must allocate your Contract Value in accordance with the Investment Requirements for the Lincoln IRA Income PlusSM section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of i4LIFE® Advantage Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Advantage Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
For certain Living Benefit Riders, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
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1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 or on or after May 18, 2020, you must currently allocate your Contract Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund (not available for riders elected on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk
	LVIP U.S. Growth Allocation Managed Risk Fund	No subaccounts at this time.
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account
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Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund (not available for riders elected on or after May 21, 2018)
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund

Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for Lincoln IRA Income PlusSM. If you elect Lincoln IRA Income PlusSM, you must allocate 100% of your Contract Value among the following Subaccounts:
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect Lincoln Market Select® Advantage, Lincoln Max 6 SelectSMAdvantage, 4LATER® Select Advantage or Lincoln Long-Term CareSM Advantage on or after August 29, 2016 (October 3, 2016 for existing Contractowners), Lincoln Wealth PassSM, or i4LIFE® Advantage Select Guaranteed Income Benefit on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund

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Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT Equity Income Fund
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP Balanced Portfolio
•	Fidelity® VIP FundsManager® 50% Portfolio

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•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Allocation VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Active-Passive Global Growth Allocation Model, Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
For earlier versions of Investment Requirements, see Appendix F – Investment Requirements for Previous Rider Elections.
Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:
•	a minimum withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	Lincoln Market Select® Advantage,
•	Lincoln Max 6 SelectSM Advantage,
•	a minimum Annuity Payout:
•	4LATER® Select Advantage; or
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit.
The following Living Benefit Riders are no longer available for purchase:
•	Lincoln Lifetime IncomeSM Advantage 2.0,
•	Lincoln SmartSecurity® Advantage,
•	Lincoln IRA Income PlusSM *,
•	Lincoln Wealth PassSM*,
•	4LATER® Advantage (Managed Risk), and
•	i4LIFE® Advantage Select Guaranteed Income Benefit*, and
•	Lincoln Long-Term CareSM Advantage*.
*Beginning May 18, 2020, this rider is not being offered.
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i4LIFE® Advantage Guaranteed Income Benefit (version 4) is also unavailable unless guaranteed under the terms of another rider. Lincoln Lifetime IncomeSM Advantage 2.0 is described in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. All other unavailable Living Benefit Riders are described in an Appendix to this prospectus.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us. Your registered representative will help you determine which Living Benefit Rider best suits your financial goals.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. In addition, we may make different versions of a rider available to new purchasers. You cannot elect more than one Living Benefit Rider or payout option offered in your contract at any one time. Certain broker-dealers may require Contractowners to make post-contract issue rider requests through their registered representative. If your registered representative of record is affiliated with such a broker-dealer we will not process your request until you consult with your registered representative.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Protected Annual Income rates and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and/or current percentages and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may be superseded at any time, in our sole discretion, and may be higher or lower than the rates and/or percentages on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in Appendix D and E to this prospectus.
If the Protected Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day of the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Protected Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract/rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form.
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Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
Protected Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and your spouse if the joint life option is chosen. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Account Value Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Protected Annual Income amount(s) are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Beginning May 18, 2020, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is only available for election at the time the contract is issued. If elected, it will be available on the contract’s effective date. If you are an existing Contractowner, you may elect this rider through May 17, 2020. If the rider is elected after the contract is issued, it will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. Rider elections on and after May 18, 2020, are subject to Home Office approval if your Contract Value totals $1 million or more ($2 million prior to May 18, 2020).
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing rider. In most cases, you must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). For more information on termination rules, see the “Termination” section associated with your Living Benefit Rider. Anytime you terminate a rider, your benefits such as your Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an
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Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), do not have an Enhancement Base, but will use the Protected Income Base to determine the Enhancement.
Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus).
Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base.
Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period (described below);
d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
e. the Enhancement Base, if applicable, is greater than zero.
The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate reflected in the chart below. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount.
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after May 18, 2020	Enhancement Base	5%
On or after February 20, 2018 (April 2, 2018, if your rider was elected after the contract issue date), but prior to May 18, 2020, subject to state availability	Enhancement Base	6%
Prior to February 20, 2018 (April 2, 2018, if your rider was elected after the contract issue date)	Protected Income Base	5%
During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made:
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Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05).
Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000).
As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs.
Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Protected Income Base after an Enhancement (if any).
Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred.
The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above.
Following is an example of how the Account Value Step-up and the 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Withdrawal Amount. Protected Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option).
The initial Protected Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Protected Annual Income amount will be zero.
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If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Protected Annual Income amount will be equal to a specified percentage of the Protected Income Base. Upon your first withdrawal the Protected Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result.
The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Protected Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first withdrawal the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount.
The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount affect the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4.00% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Protected Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 4.00%)	$8,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 4.00%)	$8,200
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Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Protected Annual Income amount is $8,200 (4.00% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4.00% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4.00% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract. Persistency Credits added to the contract do not immediately increase the Protected Annual Income amount but are added to the Contract Value and may increase the Protected Income Base upon an Account Value Step-up which in return may increase the Protected Annual Income amount.
Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount after the Protected Income Base is adjusted either by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.
Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Protected Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Protected Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or protected lifetime income fees.
You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Protected Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Protected Annual Income amount also include the Nursing Home Enhancement amount.
Owners of contracts issued in South Dakota who elect any version of Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, have the option to increase the Protected Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Protected Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for
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terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Protected Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or protected lifetime income fees.
Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Protected Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Protected Annual Income amount also include the terminal illness enhancement amount for owners of contracts issued in South Dakota only.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and Enhancement Base, the Protected Annual Income amount and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Protected Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $3,825 (4.50% of the Protected Income Base of $85,000)
After a $12,000 Withdrawal ($3,825 is within the Protected Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $3,825 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Protected Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Protected Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Protected Annual Income amount = $3,268 (4.50% of $72,630 Protected Income Base)
On the following Benefit Year anniversary, the Contract Value has been reduced due to a declining market, but the Protected Income Base and Enhancement Base are unchanged:
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Contract Value = $43,000
Protected Income Base = $72,630
Enhancement Base = $72,630
Protected Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,825 Protected Annual Income amount is not subject to surrender charges; the $8,175 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4. This contract is not a beneficiary IRA; and
5. The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract.
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All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Protected Income Base and the Protected Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. (If you elected a Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider prior January 1, 2017, and decide to terminate that rider to elect Lincoln Market Select® Advantage, this 5-year waiting period is waived.) Owners of contracts issued in Florida who elect their rider on or after January 20, 2015 and prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), may terminate the rider after the first anniversary of the effective date of the rider. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon election of Lincoln Market Select® Advantage for Contractowners who elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to January 1, 2017 (this provision will not apply on or after May 18, 2020);
•	upon the death under the single life option or the death of the surviving Secondary Life under the joint life option;
•	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time. If you elected Lincoln Lifetime IncomeSM Advantage 2.0 (Management Risk) prior to January 1, 2017, we will no longer require a one-year waiting period before electing Lincoln Market Select® Advantage (this provision will not apply on or after May 18, 2020).
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Market Select® Advantage
Lincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
Protected Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Account Value Step-up and Enhancement.
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Please note any withdrawals made prior to age 55 or that exceed the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base if reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Beginning May 18, 2020, Lincoln Market Select® Advantage is only available for election at the time the contract is issued. If elected, it will be effective on the contract’s effective date. If you are an existing Contractowner, you may elect this rider through May 17, 2020. If the rider is elected after the contract is issued, it will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. Rider elections on and after May 18, 2020, are subject to Home Office approval if your Contract Value totals $1 million or more ($2 million prior to May 18, 2020).
Lincoln Market Select® Advantage is available with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Market Select® Advantage, you must first terminate your existing rider. In most cases, you must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you elect Lincoln Market Select® Advantage. For more information on termination rules, see the “Termination” section associated with your Living Benefit Rider. Anytime you terminate a rider, your benefits such as your Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
If you elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to January 1, 2017, and you want to terminate that rider to elect Lincoln Market Select® Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Additionally, we will no longer require a one-year waiting period before electing Lincoln Market Select® Advantage. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. Any applicable existing or future surrender charges will continue to apply, as described in your contract and this prospectus. We are doing this as a customer service to you, and there is no financial incentive being provided to you, your registered representative, or to anyone else if you decide to terminate your existing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and elect Lincoln Market Select® Advantage. There is no guarantee that these waivers will be offered in the future, as we reserve the right to discontinue them at any time.
In general, anytime you terminate a rider, you will no longer be entitled to any of the benefits that have accrued under that rider. If you decide to drop an existing rider, your current Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer either your current Protected Income Base or Enhancement Base to the new rider. Your initial Protected Income Base under Lincoln Market Select® Advantage will be equal to the Contract Value on the new rider effective date. Your initial Enhancement Base will be equal to the Protected Income Base on the rider effective date.
You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by Lincoln Market Select® Advantage before making your decision. Different riders do not include all the same features and may not provide the same level of guarantee. You should also compare the fees and charges of each rider. If you have any question about terminating your existing rider to elect a new one, you should contract your registered representative or call us at 1-888-868-2583.
If you decide to elect Lincoln Market Select® Advantage, you will be required to adhere to the Investment Requirements for your new rider. See – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
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For rider elections on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date) do not have an Enhancement Base but will use the Protected Income Base to determine the Enhancement.
Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base.
Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period (described below);
d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
e. the Enhancement Base, if applicable, is greater than zero.
The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate reflected in the chart below. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount.
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after May 18, 2020	Enhancement Base	5%
On or after February 20, 2018 (April 2, 2018 if your rider was elected after the contract issue date), but prior to May 18, 2020, subject to state availability	Enhancement Base	6%
Between August 29, 2016 (October 3, 2016 if your rider was elected after the contract issue date) and February 20, 2018 (April 2, 2018 if your rider was elected after the contract issue date)	Protected Income Base	5%
Prior to August 29, 2016 (October 3, 2016, if your rider was elected after the contract issue date)	N/A	N/A
During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
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Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made:
Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05).
Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 5% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000).
As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. For riders purchased on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, a new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, only have one 10-year Enhancement Period. Rider elections prior to August 29, 2016 (October 3, 2016 if elected after the contract effective date) do not have an Enhancement Period.
Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Protected Income Base after an Enhancement (if any).
For riders elected on or after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, each time the Account Value Step-up occurs, a new Enhancement Period begins. The Account Value Step-up is available even in those years when a withdrawal has occurred.
The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above.
Following is an example of how the Account Value Step-up and the 5% Enhancements impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
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	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Withdrawal Amount. Protected Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option).
The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.
The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result.
The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Protected Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount.
The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
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Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,815 reduction in the Protected Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000)
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After a $12,000 withdrawal ($4,250 is within the Protected Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by approximately 13.90%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Protected Income Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Enhancement Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Protected Annual Income amount = $3,659 (5% of $73,185 Protected Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Protected Income Base = $73,185
Enhancement Base = $73,185
Protected Annual Income amount = $3,659 (5% x $73,185)
In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Protected Annual Income amount is not subject to surrender charges: the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including the applicable version of i4LIFE® Advantage Guaranteed Income Benefit, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
Contractowners may decide to choose the PAIPO over the applicable version of i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the
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Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market Select® Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Owners of contracts issued in Florida who elected their rider prior to February 20, 2018 (April 2, 2018 if elected after the contract issue date), may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Market Select® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);
•	upon death under the single life option or the death of the Secondary Life under the joint life option;
•	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Max 6 SelectSM Advantage
Lincoln Max 6 SelectSM Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a guaranteed Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement;
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
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Protected Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 59 (age 55 for riders purchased prior to May 18, 2020) and are based upon specified percentages of the Protected Income Base, which are age-based and may increase over time. Your Protected Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen.
Please note any withdrawals made prior to age 59 (age 55 for riders purchased prior to May 18, 2020) or that exceed the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Beginning May 18, 2020, Lincoln Max 6 SelectSM Advantage is only available for election at the time the contract is issued. If elected, it will be effective on the contract’s effective date. If you are an existing Contractowner, you may elect this rider through May 17, 2020. If the rider is elected after the contract is issued, it will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. Rider elections on and after May 18, 2020, are subject to Home Office approval if your Contract Value totals $1 million or more ($2 million prior to May 18, 2020).
Lincoln Max 6 SelectSM Advantage is available with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Max 6 SelectSM Advantage, you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln Max 6 SelectSM Advantage. For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
The Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement.
Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
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After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base.
Enhancement. You are eligible for an increase in the Protected Income Benefit through an Enhancement on each Benefit Year anniversary if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period (described below);
d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate reflected in the chart below. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after May 18, 2020	Enhancement Base	5%
Prior to May 18, 2020	Enhancement Base	6%
During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05).
Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 5% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000).
As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
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Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-ups.
Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Protected Income Base after an Enhancement (if any).
Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in those years when a withdrawal has occurred.
The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for the 6% Enhancement as long as you meet the conditions listed above.
Following is an example of how the Account Value Step-up and the 5% Enhancements impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Withdrawal Amount. Protected Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 59 or older (age 55 or older for riders purchased prior to May 18, 2020). The Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option) but will be reduced if your Contract Value is reduced to zero.
The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected and whether or not your Contract Value has been reduced to zero. Under the joint life option, the age of the younger of you or your spouse will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.
The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result.
The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Protected Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
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After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Protected Annual Income payments are not available until you have reached age 59 (age 55 for riders purchased prior to May 18, 2020) (the younger of you or your spouse under the joint life option). If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Protected Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Protected Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Protected Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Protected Annual Income amount based on Table B of the rate sheet payable for the remainder of the year, the difference for the remainder of that Benefit Year is payable in a lump sum. Otherwise, you will not be able to receive further Protected Annual Income payments until the next Benefit Year anniversary when scheduled payments automatically resume. Withdrawals equal to the Protected Annual Income amount will continue for your life (and your spouse’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$212,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Account Value Step-up will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. The Protected Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Protected Annual Income amount.
Excess Withdrawals. Excess Withdrawals are:
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1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 59 (age 55 for riders purchased prior to May 18, 2020) (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,815 reduction in the Protected Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Protected Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by approximately 13.90%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Protected Income Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Enhancement Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Protected Annual Income amount = $3,659 (5% of $73,185 Protected Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Protected Income Base = $73,185
Enhancement Base = $73,185
Protected Annual Income amount = $3,659 (5% x $73,185)
In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Protected Annual Income amount is not subject to surrender charges; the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
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Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) are age 59 (age 55 for riders purchased prior to May 18, 2020) or over.
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annuity payments equal to the Protected Income Base multiplied by the Protected Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Max 6 SelectSM Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Max 6 SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Max 6 SelectSM Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Max 6 SelectSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);
•	upon death under the single life option or the death of the Secondary Life under the joint life option;
•	upon election of i4LIFE® Advantage;
•	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
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•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
Lincoln IRA Income PlusSM
Beginning May 18, 2020, the Lincoln IRA Income PlusSM rider will no longer be available for election. Lincoln IRA Income PlusSM is a Living Benefit Rider that provides:
•	Guaranteed periodic withdrawals for your lifetime, up to the Protected Annual Income amount which is based upon a guaranteed Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement; and
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
Protected Annual Income payments are available after you reach age 70 and are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. You may receive Protected Annual Income Payments for your lifetime. Your Protected Annual Income payments will be reduced if your Contract Value is reduced to zero.
Please note any withdrawals made prior to age 70 or that exceed the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals will also negatively impact the availability of an Enhancement.
You may consider purchasing Lincoln IRA Income PlusSM if you want a guaranteed lifetime income payment, that grows as you grow older, that may increase through Account Value Step-ups and Enhancements to the Protected Income Base, and you don’t need income until age 70. However, these guaranteed payments will be reduced if your Contract Value is reduced to zero. Additionally, if you decide to elect i4LIFE® Advantage in the future, your Protected Income Base under Lincoln IRA Income PlusSM will not carry over to i4LIFE® Advantage.
The Contractowner or Annuitant may not be changed while this rider is in effect, including any sale or assignment of the contract as collateral.
Availability. Beginning May 18, 2020, the Lincoln IRA Income PlusSM rider will no longer be available. The Lincoln IRA Income PlusSM rider will be available for election on all new and existing contracts through May 17, 2020. If the rider was elected at contract issue, then the rider was effective on the contract’s effective date. If the rider was elected after the contract was issued, the rider became effective on the next Valuation Date following approval by us. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.
Lincoln IRA Income PlusSM is available with qualified (IRAs and Roth IRAs) annuity contracts only. The Contractowner/Annuitant must be age 85 or younger at the time this rider is elected. This rider is not available to beneficiaries of IRA contracts. A joint life option is not available with this rider.
If you own a Living Benefit Rider and you wish to elect Lincoln IRA Income PlusSM, you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln IRA Income PlusSM. For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Protected Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
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Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, 6% Enhancements and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you are the covered life.
The Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by a 6% Enhancement.
Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base.
Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if:
a. the Contractowner/Annuitant is under age 86;
b. there are no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period (described below);
d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date.
During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Protected Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
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Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
An example of the impact of a withdrawal on the 6% Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs.
Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant is under age 86; and
b.	the Contract Value on that Benefit Year anniversary, plus any Purchase Payments and any Persistency Credits, if any, made on that date (and after the deduction of any withdrawals, including surrender charges, the rider charge and account fee) is equal to or greater than the Protected Income Base after an Enhancement (if any).
Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in those years when a withdrawal has occurred.
The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for the 6% Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above.
Following is an example of how the Account Value Step-up and the 6% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base	Enhancement Base	Enhancement amount added to Protected Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
On the first Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Protected Income Base to a higher amount, the Protected Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Protected Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Protected Income Base and the Enhancement Base are increased to equal the Contract Value of $115,000.
Withdrawal Amount. Protected Annual Income withdrawals are available when you are age 70 or older. The Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime.
The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and, whether or not your Contract Value has been reduced to zero. The Protected Annual Income amount will change upon an
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Account Value Step-up, 6% Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below. Additionally, the Protected Annual Income amount will be reduced if the Contract Value reaches zero.
The Protected Annual Income rate will be based on your age as of the date of the first withdrawal on or after age 70. The Protected Annual Income rate will decrease once the Contract Value is reduced to zero.
The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result.
The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Protected Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. The Protected Annual Income rate will be lower if your Contract Value is reduced to zero, which will result in a reduced Protected Annual Income amount.
Protected Annual Income payments are not available until you have reached age 70. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Protected Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Protected Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Protected Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Protected Annual Income amount based on Table B of the rate sheet payable for the remainder of the year, the difference for the remainder of that Benefit Year is payable in a lump sum. Otherwise, you will not be able to receive further Protected Annual Income payments until the next Benefit Year anniversary when scheduled payments automatically resume. Withdrawals equal to the Protected Annual Income amount will continue for your life under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base , the Enhancement Base, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:
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Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider’s effective date	$212,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$10,000
Contract Value after withdrawal ($212,000 - $10,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $10,250 (5% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $10,000 (5% of $200,000 Protected Income Base ), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $10,500 ($10,000 + 5% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. The Guaranteed Automatic Income will decrease when your Contract Value is reduced to zero (for any reason other than an Excess Withdrawal).
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 70; or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base(after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example assumes a 5% Protected Annual Income rate and demonstrates the impact of an Excess Withdrawal on the Protected Income Base , the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,815 reduction in the Protected Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base= $85,000
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Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Protected Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by 13.90%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Protected Income Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Enhancement Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Protected Annual Income amount = $3,659 (5% of $73,185 Protected Income Base )
On the following Benefit Year anniversary:
Contract Value = $43,000
Protected Income Base = $73,185
Enhancement Base = $73,185
Protected Annual Income amount = $3,659 (5% x $73,185)
In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base , Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Protected Annual Income amount is not subject to surrender charges; the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	You are age 70 or above.
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner will receive annuity payments equal to the Protected Income Base multiplied by the applicable Protected Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.
Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life.
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If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the covered life. If the Contract Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln IRA Income PlusSM has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln IRA Income PlusSM does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon death of the covered life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). The Enhancement and Account Value Step-up will continue, if applicable, as discussed above.
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln IRA Income PlusSM will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	upon death of the covered life;
•	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Protected Income Base or to the Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
Lincoln Wealth PassSM
Beginning May 18, 2020, the Lincoln Wealth PassSM rider will no longer be available for election. Lincoln Wealth PassSM was designed for a Beneficiary with Death Benefit proceeds from another nonqualified contract, or from a qualified (IRA and Roth IRA) contract or qualified retirement plan if the original Contractowner died on or before December 31, 2019. This rider provides guaranteed periodic withdrawals from a benefit base called the Protected Amount (described in detail below). As long as there is a Protected Amount, you will be able to make annual withdrawals called the Protected Annual Income. The Protected Annual Income is equal to the greater of (a) or (b), where:
(a) is an amount less than or equal to the Protected Annual Income; or
(b) is an amount from a qualified or nonqualified contract that is the result of systematic installments withdrawn via an automatic withdrawal service of the amount needed to satisfy the required minimum distribution (RMD) or life expectancy payment rules for the Contract Value of the contract to which this rider is attached.
Please note any withdrawals that exceed the greater of (a) or (b) or the amounts payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Amount as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal. Your rider will terminate if the Protected Amount is reduced to zero.
Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Annual Income amount. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount or on your RMD, provided your RMD amount is greater than your Protected Annual Income amount.
The Contractowner or Annuitant may not be changed while this rider is in effect, including any sale or assignment of the contract as collateral.
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Availability. Beginning May 18, 2020, the Lincoln Wealth PassSM rider will no longer be available. The Lincoln Wealth PassSM rider is available for election on all new and existing contracts through May 17, 2020. Lincoln Wealth PassSM rider may only be added to the following contracts:
1.	new contracts purchased by a Beneficiary using Death Benefit proceeds. The Beneficiary must be the Contractowner and Annuitant unless the Beneficiary is a trust; or
2.	an existing Lincoln individual variable annuity contract with a single Beneficiary who chooses to continue the contract as the Contractowner.
If a new contract is purchased, the rider must be elected at issue, and it will be effective on the contract’s effective date. If you are a Beneficiary entitled to a Death Benefit and elect this rider after the contract is issued, it will be effective on the next Valuation Date following approval by us. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.
Lincoln Wealth PassSM is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be under the age of 81 at the time the rider is elected. Lincoln Wealth PassSM is not available on an IRA contract if the original Contractowner died after December 31, 2019.
To qualify to purchase this rider, the Beneficiary must begin or have begun minimum distributions no later than:
1.	one year after the date of death for nonqualified contracts; or
2.	December 31st of the year following year of death for qualified contracts.
Distributions must be based on the Contractowner’s life expectancy.
Contractowners age 70 or younger must elect the rider no later than 5 years after the death (if distributions have already begun, or within the time frames listed in (1) and (2) above). Contractowners ages 71 through 80 must elect the rider before beginning life expectancy Required Minimum Distributions (“RMDs”).
Note: Beneficiaries under the age of majority in your state will not be able to receive proceeds outright. Check your state law to see if a custodian or guardian is needed.
This rider is not available to a Beneficiary of an existing contract if the contract was previously annuitized, including i4LIFE® Advantage on nonqualified contracts. A trust beneficiary of a qualified Lincoln contract who chooses to assume ownership of the contract is not eligible to elect this rider, but instead must purchase a new contract to elect it. Non-natural beneficiaries of nonqualified contract are not eligible to purchase this rider. No other Living Benefit Riders are available if this rider is elected. Additionally, you cannot terminate this rider until after the fifth Benefit Year anniversary.
We reserve the right to discontinue offering this rider at any time, at our sole discretion, upon advanced written notice to you. This means that there is a chance you may not be able to elect it in the future. We may also make changes to, or discontinue offering, any features for future rider elections at any time at our sole discretion.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Amount. The Protected Amount is a value used to calculate your Protected Annual Income amount and is the total amount of guaranteed payments you can receive. The Protected Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Protected Amount varies based on when you elect the rider. If the rider was elected at the time of application, the Protected Amount is equal to the initial Purchase Payment. If the rider was elected after we issued the contract, the Protected Amount equals the Contract Value on the rider effective date. The maximum Protected Amount is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you are the covered lives.
Additional Purchase Payments are allowed only if: 1.) the rider is purchased at the time of application, and 2.) additional Purchase Payments must be received by the earlier of 180 days of the rider effective date or the date required to begin minimum distributions. The source of the Purchase Payments must be from a contract that is the same market type as the Lincoln annuity. That means that if the source contract is a tax qualified (from an IRA or Roth IRA), the Purchase Payment can only be made to a qualified Lincoln contract. If the source contract is nonqualified, the Purchase Payment can only be made to a nonqualified Lincoln contract. If you are making Purchase Payments from more than one source contract, each of the source contracts must have the same decedent and the same Beneficiary. Additional Purchase Payments are not allowed if the rider is purchased by the Beneficiary who inherits an existing Lincoln annuity who chooses to continue the contract as Contractowner.
Additional Purchase Payments automatically increase the Protected Amount (not to exceed the maximum Protected Amount) by the amount of the Purchase Payment; for example, a $10,000 additional Purchase Payment will increase the Protected Amount by $10,000. Additional Purchase Payment will not be allowed if the Contract Value is zero.
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Certain withdrawals will reduce the Protected Amount on a dollar for dollar basis:
•	Withdrawals less than or equal to the Protected Annual Income amount;
•	Withdrawals, using Lincoln’s automatic withdrawal service, equal to RMD life expectancy payouts calculated by us for qualified contracts; or
•	Withdrawals, using Lincoln’s automatic withdrawal service, equal to RMD life expectancy payouts calculated by us for nonqualified contracts.
All other withdrawals are Excess Withdrawals that reduce the Protected Amount by the same proportion that the withdrawals reduce the Contract Value. The rider will terminate when the Protected Amount is reduced to zero.
Protected Annual Income Withdrawal. The Protected Annual Income is an amount that may be withdrawn from the contract each Benefit Year as long as there is a Protected Amount.
The Protected Annual Income amount is determined by multiplying the Protected Amount by the applicable rate, based on your age on the latest date to begin withdrawals to stretch payments over the owner’s life expectancy or the date that the Contract Value is reduced to zero. Thereafter, the Protected Annual Income rate will not change. The Protected Annual Income amount will change upon additional Purchase Payments and Excess Withdrawals, as described below. Once the Protected Amount is less than the Protected Annual Income, the Protected Annual Income amount will be reduced to the Protected Amount for the final year’s payment.
The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result.
The Protected Annual Income rates applicable to new rider elections are disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time and may be higher or lower than the rates on the previous Rate Sheet.
Any changes to the Protected Annual Income rates will be disclosed in a new Rate Sheet at least 10 days before those rates become effective. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583.
You will not be entitled to the Protected Annual Income amount if the Protected Amount is reduced to zero.
All withdrawals will decrease the Contract Value. If you withdraw less than the Protected Annual Income amount during a Benefit Year, you are not entitled to carry over the unused Protected Annual Income amount to another Benefit Year.
Withdrawals will not be considered Excess Wtihdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9) for IRAs or the life expectancy payments for nonqualified contracts. In addition, in order for this exception to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD or life expectancy payments;
2.	The calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs or life expectancy payments are made within the Benefit Year (except as described in the next paragraph).
If your RMD or life expectancy withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If your RMD or life expectancy payment exceeds the Protected Annual Income amount, the excess will not be considered an Excess Withdrawal. However, if a withdrawal other than an RMD or life expectancy payment is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs and life expectancy payments, will be treated as Excess Withdrawals.
The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Amount and the Contract Value. The example assumes a 5% Protected Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:
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Contract Value on the rider’s effective date	$200,000
Protected Amount on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date	$10,000
Contract Value six months after rider’s effective date	$212,000
Protected Amount six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$10,000
Contract Value after withdrawal ($212,000 - $10,000)	$202,000
Protected Amount after withdrawal ($200,000 - $10,000)	$190,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Amount on the first Benefit Year anniversary	$190,000
Protected Annual Income amount on the first Benefit Year anniversary	$10,000
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate, multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $2,500 (5% of $50,000 Protected Amount), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $3,000 ($2,500 + $10,000 x 1.05). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal (excludes RMDs and life expectancy payments as outlined above); or
2.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	the Protected Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Amount could be more than the dollar amount of the withdrawal; and
2.	the Protected Annual Income is reduced by the same proportion the Excess Withdrawal reduces the Contract Value.
Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example assumes a 5% Protected Annual Income rate and demonstrates the impact of an Excess Withdrawal on the Protected Amount, the Protected Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,225 reduction in the Protected Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Amount = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Protected Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value and Protected Amount are reduced by the amount of the Protected Annual Income amount of $4,250:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Amount = $80,750 ($85,000 - $4,250)
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Protected Amount is reduced by 13.90%, the same proportion by which the Excess Withdrawal reduced the Contract Value of $55,750 ($7,750 ÷ $55,750).
Contract Value = $48,000 ($55,750 - $7,750) a 13.90% reduction
Protected Amount = $73,185 ($85,000 x 13.90% = $11,225; $85,000 - $11,225= $73,185)
Protected Annual Income amount = $3,660 ($4,250 x 13.90%= $591; $4,250 - $591 = $3,659)
In a declining market, Excess Withdrawals may significantly reduce your Protected Amount and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If
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the Protected Amount is reduced to zero, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount and on any RMD that is greater than your Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of the surrender charge provision set forth in this prospectus is applicable.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Final Payment Year. The year that the final payment is made is determined from the chart below based on the owner’s age on the latest date to stretch payments over the owner’s life expectancy. This date is one year after the date of death for nonqualified contracts, and December 31st of the calendar year following the date of death occurred for qualified contracts.
If the contract and rider are still in effect on the Benefit Year anniversary occurring in the final payment year, a final payment will be made that is equal to the greater of the Protected Amount or Contract Value, and the contract and rider will terminate. The final payment year is determined on the rider effective date and will not change. The final payment year is determined from the chart below and is based on your age. All amounts must be paid out of the contract in this final payment year.
Age	Final GMWB Payment Year	Age	Final GMWB Payment Year	Age	Final GMWB Payment Year
0	82	28	55	56	28
1	81	29	54	57	27
2	80	30	53	58	27
3	79	31	52	59	26
4	78	32	51	60	25
5	77	33	50	61	24
6	76	34	49	62	23
7	75	35	48	63	22
8	74	36	47	64	21
9	73	37	46	65	21
10	72	38	45	66	20
11	71	39	44	67	19
12	70	40	43	68	18
13	69	41	42	69	17
14	68	42	41	70	17
15	67	43	40	71	16
16	66	44	39	72	15
17	66	45	38	73	14
18	65	46	37	74	14
19	64	47	37	75	13
20	63	48	36	76	12
21	62	49	35	77	12
22	61	50	34	78	11
23	60	51	33	79	10
24	59	52	32	80	10
25	58	53	31	81	9
26	57	54	30
27	56	55	29
Death Prior to the Annuity Commencement Date. Lincoln Wealth PassSM has no provision for a payout of the Protected Amount upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as applicable, as amended from time to time.
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Upon the death of the Contractowner, if there is Contract Value and a Protected Amount in effect at the time of the death and there is only one Beneficiary, the Beneficiary may continue the rider to pay out the remaining Protected Amount. We cannot divide the Protected Amount among multiple Beneficiaries. No adjustment will be made to the Protected Amount, Protected Annual Income Amount, protected lifetime income fee base, or final payment year. If the Protected Annual Income amount was not determined prior to death, then the rate will be set according to the deceased Contractowner’s age on the continuation date. Continuation is not available if the Contract Value is reduced to zero prior to the death of the Contractowner.
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Wealth PassSM will automatically terminate:
•	on the Annuity Commencement Date;
•	upon death of the Contractowner, unless there is a Protected Amount and a single Beneficiary elects to continue the contract and rider;
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	upon surrender or termination of the underlying annuity contract;
•	on the rider date anniversary occurring in the final payment year;
•	when the Protected Amount and the Protected Annual Income amount are reduced to zero; or
•	when the final payment is made.
The termination will not result in any increase in Contract Value equal to the Protected Amount. Upon effective termination of this rider, the benefit and charges within this rider will terminate.
4LATER® Select Advantage
4LATER® Select Advantage is a Living Benefit Rider that provides a Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Beginning May 18, 2020, 4LATER® Select Advantage is only available for election at the time the contract is issued. If elected, it will be effective on the contract’s effective date. If you are an existing Contractowner, you may elect this rider through May 17, 2020. If the rider is elected after the contract is issued, it will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if elected after the contract is issued) must be at least $25,000. Rider elections on or after May 18, 2020, are subject to Home Office approval if your Contract Value totals $1 million or more ($2 million prior to May 18, 2020).
4LATER® Select Advantage is not available with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. The Contractowner, Annuitant, and Secondary Life under the joint life option must be age 85 or younger at the time this rider is elected.
If you own a Living Benefit Rider and you wish to elect 4LATER® Select Advantage, you must first terminate your existing Living Benefit Rider. In most cases, you must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect 4LATER® Select Advantage. For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
If you elected 4LATER® Advantage (Managed Risk) and you want to terminate that rider to elect 4LATER® Select Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Additionally, we will no longer require a one-year waiting period before electing a new Living Benefit Rider in these situations. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. Any applicable existing or future surrender charges will continue to apply, as described in your contract and this prospectus. We are doing this as a customer service to you, and there is no financial incentive being provided to you, your registered representative, or to anyone else if you decide to terminate your existing 4LATER® Advantage (Managed Risk) rider and elect 4LATER® Select Advantage. There is no guarantee that these waivers will be offered in the future, as we reserve the right to discontinue them at any time.
In general, anytime you terminate a rider, you will no longer be entitled to any of the benefits that have accrued under that rider. If you decide to drop an existing rider, your current Protected Income Base and Enhancement Base will terminate without value. In other
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words, you cannot transfer either your current Protected Income Base or Enhancement Base to the new rider. Your initial Protected Income Base under 4LATER® Select Advantage will be equal to the Contract Value on the new rider effective date. Your initial Enhancement Base will be equal to the Protected Income Base on the rider effective date.
You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by 4LATER® Select Advantage before making your decision. Different riders do not include all the same features and may not provide the same level of guarantee. You should also compare the fees and charges of each rider. If you have any question about terminating your existing rider to elect a new one, you should contract your registered representative or call us at 1-888-868-2583.
If you decide to elect 4LATER® Select Advantage, you will be required to adhere to the Investment Requirements for your new rider. See – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base and Enhancement Base. The Protected Income Base is the value used to calculate the Guaranteed Income Benefit amount under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by all withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives.
For rider elections on and after June 11, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to June 11, 2018 do not have an Enhancement Base.
Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payments. For example, an additional Purchase Payment of $10,000 will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base, but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base and Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Protected Income Base and Enhancement Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. The reduction to the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Protected Income Base, Enhancement Base, and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Protected Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Protected Income Base = $125,500
Enhancement Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Protected Income Base and Enhancement Base are also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Protected Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
Enhancement Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
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In a declining market, withdrawals may significantly reduce your Protected Income Base and Enhancement Base, and as a result will reduce your future Guaranteed Income Benefit. If the Protected Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if:
a. the Annuitant (single life option) or the Annuitant and Secondary Life (joint life option) are under age 86;
b. there were no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period (described below);
d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate reflected in the chart below. The Protected Income Base and the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after May 18, 2020	Enhancement Base	5%
On or after June 11, 2018, but prior to May 18, 2020, subject to state availability	Enhancement Base	6%
Prior to June 11, 2018	Protected Income Base	5%
During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05).
Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 5% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000).
As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
Enhancement Period. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. For riders elected on and after June 11, 2018, and subject to state availability, a new Enhancement Period begins immediately following an
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Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Rider elections prior to June 11, 2018, only have one 10-year Enhancement Period.
Account Value Step-up. The Protected Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Protected Income Base after an Enhancement (if any).
For riders elected on or after June 11, 2018, and subject to state availability, each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred.
The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above.
Following is an example of how the Account Value Step-up and the 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).
Death Prior to the Annuity Commencement Date. 4LATER® Select Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in this prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, the rider will terminate.
Upon the death of the Contractowner, this rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate:
•	on the Annuity Commencement Date;
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the second death of either the Annuitant or Secondary Life;
•	when the Protected Income Base is reduced to zero due to withdrawals;
•	the last day that you can elect i4LIFE® Advantage (age 95, younger of you or your spouse); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Select Guaranteed Income Benefit option. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. This transition
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must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint lifetime option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your contract will terminate. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Protected Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage without the Guaranteed Income Benefit must be elected by age 95 on IRA contracts or age 110 on nonqualified contracts. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
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	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4)	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.
A 3% AIR will be used to calculate the Regular Income Payments under:
•	Elections of Guaranteed Income Benefit (Managed Risk) on or after May 18, 2020; and
•	Select Guaranteed Income Benefit elections prior to February 19, 2019.
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A 4% AIR will be used to calculate the Regular Income Payments under:
•	Select Guaranteed Income Benefit elections made between February 19, 2019 and May 17, 2020; and
•	Elections of all other versions of Guaranteed Income Benefit prior to May 18, 2020.
The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $509.67 per month ($6,116.04 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.85 per month ($5,386.20 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit) will terminate.
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Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the only version of the Guaranteed Income Benefit that is currently available, unless you are transitioning to Guaranteed Income Benefit from a Prior Rider.
If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below.
In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Protected Income Base under the Prior Rider (or the Guaranteed Amount under Lincoln SmartSecurity® Advantage) reduced by all Protected Annual Income payments since the last Account Value Step-up (or inception date if no step-ups have occurred).
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount or the Protected Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
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Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Protected Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Protected Income Base which is greater than $100,000 Account Value)	$6,300
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Guaranteed Income Benefit percentage and the date by which your application or rider election form must be signed and dated for a contract to be issued with that percentage.
The Guaranteed Income Benefit percentages in the Rate Sheet can be superseded. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. The Guaranteed Income Benefit percentages in any subsequent Rate Sheet may be higher or lower than the percentages on the previous Rate Sheet. Your application or rider election form must be sent to us, and must be signed and dated on after the effective date of the Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value). This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
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i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-ups
Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2020 Amount of initial Regular Income Payment	$4,801
8/1/2020 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2020 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2021 Recalculated Regular Income Payment	$6,000
8/1/2021 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Market Select® Advantage on or after August 29, 2016 (for existing Contractowners October 3, 2016) 4LATER® Select Advantage	Select Guaranteed Income Benefit
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) 4LATER® Advantage (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
Lincoln Market Select® Advantage prior to August 29, 2016 (for existing contracts October 3, 2016) Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions.
If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the greater of your Account Value or Protected Income Base or Guaranteed Amount, as applicable, based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
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Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0 (purchased prior to April 2, 2012), or 4LATER® Advantage (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below.
While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Different minimum Access Period requirements may apply if you use the greater of the Account Value or Protected Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 18, 2020	Longer of 20 years or the difference between your age and age 90	Longer of 20 years or the difference between your age and age 90
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to May 18, 2020
Purchasers of 4LATER® Advantage (Managed Risk)
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85
Purchasers of Lincoln Market Select® Advantage Purchasers of 4LATER® Select Advantage	Longer of 20 years or the difference between your age and age 90	N/A

A 3% AIR will be used to calculate the Regular Income Payments for all transitions to i4LIFE® Advantage Select Guaranteed Income Benefit, and for transitions to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) if your Prior Rider was purchased on or after May 18, 2020. A 4% AIR will be used to calculate the Regular Income Payments for all other transitions to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) if your Prior Rider was purchased prior to May 18, 2020.
When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your Secondary Life under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Protected Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose
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the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract
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Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
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i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Protected Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or Lincoln IRA Income PlusSM may elect to annuitize their Protected Income Base under the Protected Annual Income Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option. The rates used to purchase any of the annuity options discussed below are shown in the contract.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
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Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option or the Protected Annual Income Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Life Annuity with Unit Refund. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
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•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment and other charges (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
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Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information. Older versions of the contract may not provide for Guaranteed Periods or an Interest Adjustment (below).
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment. Any amount withdrawn from a Guaranteed Period may be subject to any applicable surrender charges, account fees and premium taxes.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest
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Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B+K)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K	=	a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
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Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. If the Lincoln Long-Term CareSM Advantage rider was in effect prior to your surrender, it will not be reinstated, and Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
We may not accept reinvestment into the fixed side of the contract.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 7.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 7.50% of annuitized value and/or ongoing annual compensation of up to 1.25% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 7.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 7.50% of annuitized value and/or ongoing annual compensation of up to 1.25% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
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LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm receives lower levels of or no additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2019 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
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•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income , Persistency Credits, and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Persistency Credits, and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end
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because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Deductions For Lincoln Long-Term CareSM Advantage Rider Charges
The Lincoln Long-Term CareSM Advantage rider (“LTC Rider”) is a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Code. As previously described in this prospectus, the LTC Rider charge is deducted from the contract value on a quarterly basis. The deductions from the contract value to pay LTC Rider charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce your basis in the contract. The deductions from the contract value will reduce the contract value, but not below zero.
Taxation Of Amounts Paid As Long-Term Care Benefits
If your contract includes the LTC Rider (discussed in greater detail in the LTC Rider section), distributions from your contract that are made under the terms of the LTC Rider will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for covered services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are chronically ill, are included in determining whether the benefit limits have been exceeded and reduce your basis in the contract. These payments may also reduce the basis in your annuity contract.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
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Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional protected lifetime income fees, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
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The Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019
The Setting Every Community Up for Retirement Enhancement (SECURE) Act (the “SECURE Act”) was enacted on December 20, 2019. The SECURE Act made a number of significant changes to the rules that apply to qualified retirement plans and IRA’s, including the following:
•	Increased the required beginning date measuring age from 70½ to 72 for any participant or IRA owner who did not attain age 70½ prior to January 1, 2020. As a result, required minimum distributions are generally required to begin by April 1 of the year following the year in which a participant or IRA owner reached age 72.
•	Eliminated the age 70½ limit for making contributions to an IRA. Beginning in 2020, an IRA owner can make contributions to his or her IRA at any age.
•	Changed the required minimum distribution rules that apply after the death of a participant or IRA owner.
•	Created the “Qualified Birth or Adoption” exception to the 10% additional tax on early distributions.
The Coronavirus Aid, Relief, and Economic Security (CARES) Act of 2020
The Coronavirus Aid, Relief, and Economic Security (CARES) Act (the “CARES Act”) was enacted on March 27, 2020. The CARES Act includes a number of provisions that affect distributions from qualified retirement plans and IRAs, including the following:
•	Tax-favored Coronavirus Related Distributions
•	Retirement plan loan relief
•	Temporary waiver of required minimum distributions
Tax-favored Coronavirus Related Distributions
The CARES Act provides for tax-favored withdrawals, called Coronavirus Related Distributions (“CRDs”), from retirement plans and IRAs for any plan participant or IRA owner who meets certain requirements. For this purpose, an individual can receive a CRD if the participant or IRA owner can demonstrate that he or she:
•	has been diagnosed with COVID-19,
•	has a spouse or dependent who has been diagnosed with COVID-19,
•	experiences adverse financial consequences as a result of being quarantined, furloughed, laid off, or having reduced work hours.
Retirement plans that can provide CRDs are generally 401(a), 403(a) and (b), and 457(b) plans, as well as IRAs.
CRDs are limited to $100,000 in the aggregate from all retirement plan accounts and IRAs per individual. CRDs are referred to as “tax-favored” because they are not subject to the 10% early withdrawal penalty or the 20% mandatory withholding for eligible rollover distributions, and are included in taxable income of the recipient ratably over a three-year period. A plan participant or IRA owner may repay the CRD, up to the full amount distributed, within 3 years of the distribution. The repayment is treated as a direct trustee to trustee transfer made within 60 days to the plan or account that receives the repayment.
Any distribution taken between January 1, 2020 and December 31, 2020, will be treated as a CRD if it otherwise meets the requirements.
Retirement Plan Loan Relief
The CARES Act includes several provisions that affect retirement plan loans. First the maximum plan loan amounts are increased to $100,000 or 100% of the participant’s vested balance for any loan taken by an individual who meets the requirements for taking a CRD (described above) and who takes the loan within 180 days of the enactment of the CARES Act.
Second, any individual who meets the requirements for taking a CRD and who either (i) has a loan outstanding on the date the CARES Act was enacted or (ii) takes a loan after the CARES Act was enacted, can delay any loan repayment due in 2020 for 1 year.
Third, the year 2020 is not counted in the determination of the maximum 5 year period for the term of a non-residential retirement plan loan.
Temporary Waiver of Required Minimum Distributions
The CARES Act waives required minimum distributions from 401(a), 403(a) and (b), and 457(b) plans, as well as IRAs, for 2020. In addition, if a plan participant or IRA owner attained his or her required beginning date in 2019 but did not take his or her required minimum distribution prior to December 31, 2019, his or her required minimum distribution for 2019 is also waived.
As a part of this waiver, the year 2020 is not included in the calculation of any 5 or 10 year required distribution period under section 401(a)(9)(B)(ii).
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
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•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 72 or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by your “required beginning date”. Prior to the SECURE Act, the required beginning date was April 1 of the year following the year you attain age 70½ or retired. If you did not attain 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the in which you attain age 72 or retire. If you own a traditional IRA, your required beginning date under prior law was April 1 of the year following the year in which you attained age 70½. If you did not attain age 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy),
•	Distribution received as reimbursement for certain amounts paid for medical care, or
•	Distribution received for a “qualified birth or adoption” event.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because
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your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do
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not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No surrender charges or Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO
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64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or protected lifetime income fees;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging or AWS; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security and Business Interruption Risks
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are subject to business interruption risks caused by catastrophes, both natural and man-made, associated with pandemics, terrorist attacks or inclement weather events. Such events may cause systems upon which we rely to be inaccessible to our employees, customers or business partners for an extended period of time, causing a negative impact on our ability to provide services and products.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened regulatory or legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
113

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114

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
About the CBOE Volatility Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
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115

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.**
B-Share
	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2012	3.533	3.932	14	9.544	10.642	91	9.322	10.421	396	9.354	10.461	29
2013	3.932	4.749	14	10.642	12.880	95	10.421	12.644	434	10.461	12.700	18
2014	4.749	4.891	13	12.880	13.292	101	12.644	13.081	406	12.700	13.145	17
2015	4.891	4.934	11	13.292	13.434	100	13.081	13.254	463	13.145	13.325	15
2016	4.934	4.806	10	13.434	13.111	96	13.254	12.968	436	13.325	13.045	13
2017	4.806	6.436	13	13.111	17.596	114	12.968	17.447	432	13.045	17.559	11
2018	6.436	5.693	15	17.596	15.595	90	17.447	15.502	432	17.559	15.610	10
2019	5.693	7.261	10	15.595	19.929	100	15.502	19.859	388	15.610	20.007	10
AB VPS Small/Mid Cap Value Portfolio - Class B
2012	20.521	23.889	9	20.947	24.435	233	12.117	14.169	2,108	12.153	14.219	95
2013	23.889	32.310	15	24.435	33.114	294	14.169	19.250	2,152	14.219	19.328	92
2014	32.310	34.590	12	33.114	35.521	279	19.250	20.701	2121	19.328	20.795	84
2015	34.590	32.054	15	35.521	32.983	263	20.701	19.270	2027	20.795	19.367	78
2016	32.054	39.308	16	32.983	40.528	252	19.270	23.737	1808	19.367	23.869	70
2017	39.308	43.589	17	40.528	45.032	274	23.737	26.441	1827	23.869	26.601	63
2018	43.589	36.281	14	45.032	37.557	267	26.441	22.108	1876	26.601	22.252	74
2019	36.281	42.747	18	37.557	44.340	263	22.108	26.165	1843	22.252	26.349	66
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	10.029	10.600	45	10.079	10.617	133	10.492	10.620	6
2018	N/A	N/A	N/A	10.600	9.799	58	10.617	9.839	365	10.620	9.847	10
2019	N/A	N/A	N/A	9.799	10.871	60	9.839	10.937	333	9.847	10.950	4
American Century VP Balanced Fund - Class II
2016	10.373	10.380	2	10.042	10.394	79	10.047	10.411	584	10.383	10.414	4
2017	10.380	11.590	2	10.394	11.628	260	10.411	11.676	1347	10.414	11.682	10
2018	11.590	10.941	1*	11.628	10.999	532	11.676	11.072	2068	11.682	11.083	65
2019	10.941	12.836	4	10.999	12.929	597	11.072	13.048	2675	11.083	13.067	94
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	10.004	10.547	46	9.946	10.563	180	9.865	10.565	1*
2018	10.503	9.503	1*	10.547	9.534	118	10.563	9.573	589	10.565	9.580	1*
2019	9.503	11.889	27	9.534	11.951	200	9.573	12.030	1298	9.580	12.044	8
BlackRock Global Allocation V.I. Fund - Class III
2012	11.808	12.759	82	11.870	12.852	4,586	11.948	12.969	22,038	11.964	12.993	319
2013	12.759	14.346	119	12.852	14.479	4,587	12.969	14.647	21,900	12.993	14.681	345
2014	14.346	14.369	111	14.479	14.532	4600	14.647	14.737	21079	14.681	14.779	370
2015	14.369	13.979	168	14.532	14.165	4360	14.737	14.401	20272	14.779	14.449	362
2016	13.979	14.259	201	14.165	14.478	3925	14.401	14.756	19096	14.449	14.813	356
2017	14.259	15.932	189	14.478	16.209	3510	14.756	16.562	17685	14.813	16.633	358
2018	15.932	14.469	180	16.209	14.750	3310	16.562	15.109	16434	16.633	15.182	321
2019	14.469	16.743	150	14.750	17.102	2962	15.109	17.562	14769	15.182	17.655	300
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	10.246	11.296	155	10.206	11.314	537	10.447	11.317	2
2018	12.805	11.061	6	11.296	11.097	576	11.314	11.142	2514	11.317	11.151	19
2019	11.061	14.329	4	11.097	14.405	1250	11.142	14.500	4941	11.151	14.519	30
ClearBridge Variable Mid Cap Portfolio - Class II
2014	10.327	10.533	6	10.284	10.546	138	9.939	10.563	577	10.132	10.566	12
2015	10.533	10.556	9	10.546	10.590	196	10.563	10.634	526	10.566	10.642	10
2016	10.556	11.318	5	10.590	11.377	259	10.634	11.453	646	10.642	11.468	7
2017	11.318	12.517	4	11.377	12.608	303	11.453	12.723	807	11.468	12.746	11
2018	12.517	10.725	4	12.608	10.825	371	12.723	10.952	998	12.746	10.977	6
2019	10.725	13.980	4	10.825	14.139	404	10.952	14.339	1102	10.977	14.380	9

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Diversified Income Series - Service Class
2012	15.229	15.993	133	15.462	16.271	3,132	14.506	15.303	16,892	14.553	15.361	675
2013	15.993	15.492	92	16.271	15.793	3,704	15.303	14.891	20,772	15.361	14.954	749
2014	15.492	15.982	178	15.793	16.325	4627	14.891	15.431	25562	14.954	15.504	770
2015	15.982	15.495	111	16.325	15.858	5302	15.431	15.028	28556	15.504	15.107	831
2016	15.495	15.726	118	15.858	16.127	5537	15.028	15.321	30887	15.107	15.409	779
2017	15.726	16.209	186	16.127	16.656	6431	15.321	15.863	37079	15.409	15.961	883
2018	16.209	15.564	91	16.656	16.025	6446	15.863	15.300	38484	15.961	15.403	916
2019	15.564	16.836	103	16.025	17.369	6374	15.300	16.625	40928	15.403	16.745	992
Delaware VIP® Emerging Markets Series - Service Class
2012	15.440	17.324	41	15.644	17.588	915	15.903	17.924	4,484	15.955	17.992	173
2013	17.324	18.702	42	17.588	19.025	889	17.924	19.437	4,536	17.992	19.521	168
2014	18.702	16.859	45	19.025	17.184	893	19.437	17.601	4621	19.521	17.685	175
2015	16.859	14.118	46	17.184	14.420	924	17.601	14.806	4799	17.685	14.885	169
2016	14.118	15.771	39	14.420	16.141	817	14.806	16.614	4265	14.885	16.711	160
2017	15.771	21.732	49	16.141	22.286	725	16.614	22.997	3815	16.711	23.142	132
2018	21.732	17.933	34	22.286	18.426	708	22.997	19.062	3861	23.142	19.191	126
2019	17.933	21.543	29	18.426	22.180	628	19.062	23.002	3453	19.191	23.170	112
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2012	11.616	11.703	72	11.769	11.880	2,693	11.962	12.106	10,639	12.004	12.154	395
2013	11.703	11.347	189	11.880	11.542	3,613	12.106	11.791	15,509	12.154	11.843	394
2014	11.347	11.311	202	11.542	11.529	4183	11.791	11.807	18750	11.843	11.865	471
2015	11.311	11.185	104	11.529	11.423	4245	11.807	11.728	19659	11.865	11.792	515
2016	11.185	11.182	123	11.423	11.442	4138	11.728	11.777	19136	11.792	11.847	513
2017	11.182	11.198	72	11.442	11.482	3835	11.777	11.847	19772	11.847	11.924	509
2018	11.198	11.010	65	11.482	11.312	3687	11.847	11.700	19888	11.924	11.782	481
2019	11.010	11.338	66	11.312	11.672	3571	11.700	12.103	19770	11.782	12.194	525
Delaware VIP® REIT Series - Service Class
2012	23.790	27.260	5	22.745	26.115	241	12.234	14.081	1,624	12.274	14.135	98
2013	27.260	27.302	7	26.115	26.208	236	14.081	14.166	1,752	14.135	14.227	97
2014	27.302	34.641	8	26.208	33.319	243	14.166	18.056	1755	14.227	18.142	197
2015	34.641	35.239	15	33.319	33.963	214	18.056	18.450	1753	18.142	18.548	84
2016	35.239	36.573	17	33.963	35.318	243	18.450	19.235	1811	18.548	19.346	78
2017	36.573	36.393	9	35.318	35.215	198	19.235	19.227	1756	19.346	19.347	67
2018	36.393	33.074	9	35.215	32.067	182	19.227	17.552	1592	19.347	17.671	58
2019	33.074	41.112	9	32.067	39.941	166	17.552	21.916	1475	17.671	22.075	53
Delaware VIP® Small Cap Value Series - Service Class
2012	24.832	27.729	19	23.017	25.753	570	12.868	14.434	4,352	12.910	14.488	166
2013	27.729	36.286	16	25.753	33.769	498	14.434	18.973	4,087	14.488	19.055	154
2014	36.286	37.660	18	33.769	35.117	483	18.973	19.780	3886	19.055	19.875	146
2015	37.660	34.615	17	35.117	32.343	474	19.780	18.263	3739	19.875	18.360	135
2016	34.615	44.588	17	32.343	41.745	474	18.263	23.631	3456	18.360	23.768	144
2017	44.588	48.966	17	41.745	45.935	510	23.631	26.069	3662	23.768	26.231	138
2018	48.966	39.964	13	45.935	37.565	558	26.069	21.372	4252	26.231	21.516	142
2019	39.964	50.156	13	37.565	47.240	568	21.372	26.943	4846	21.516	27.138	156
Delaware VIP® Smid Cap Core Series - Service Class
2012	9.919	10.791	34	20.089	21.899	268	14.940	16.326	1,522	14.989	16.388	68
2013	10.791	14.949	66	21.899	30.398	298	16.326	22.719	1,526	16.388	22.816	57
2014	14.949	15.112	37	30.398	30.790	270	22.719	23.070	1442	22.816	23.180	43
2015	15.112	15.935	36	30.790	32.532	285	23.070	24.436	1499	23.180	24.565	49
2016	15.935	16.913	34	32.532	34.599	306	24.436	26.054	1567	24.565	26.204	68
2017	16.913	19.675	32	34.599	40.329	302	26.054	30.445	1480	26.204	30.635	51
2018	19.675	16.936	31	40.329	34.784	289	30.445	26.324	1439	30.635	26.502	33
2019	16.936	21.511	26	34.784	44.268	250	26.324	33.585	1323	26.502	33.830	34

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2012	11.490	13.092	3	11.729	13.391	406	13.949	15.966	1,360	11.059	12.664	39
2013	13.092	17.296	9	13.391	17.727	418	15.966	21.188	1,370	12.664	16.815	55
2014	17.296	19.118	12	17.727	19.633	383	21.188	23.526	1326	16.815	18.679	45
2015	19.118	19.741	46	19.633	20.313	398	23.526	24.401	1433	18.679	19.384	54
2016	19.741	18.332	41	20.313	18.902	295	24.401	22.762	1233	19.384	18.091	24
2017	18.332	23.077	24	18.902	23.842	229	22.762	28.783	994	18.091	22.887	19
2018	23.077	21.930	8	23.842	22.702	219	28.783	27.476	922	22.887	21.858	20
2019	21.930	27.342	6	22.702	28.361	198	27.476	34.411	865	21.858	27.389	23
Delaware VIP® Value Series - Service Class
2012	13.636	15.334	46	14.177	15.974	451	11.348	12.819	2,982	11.386	12.867	203
2013	15.334	20.097	9	15.974	20.978	463	12.819	16.877	3,261	12.867	16.949	242
2014	20.097	22.454	9	20.978	23.485	567	16.877	18.941	3299	16.949	19.032	223
2015	22.454	21.924	8	23.485	22.976	545	18.941	18.576	3210	19.032	18.675	204
2016	21.924	24.628	12	22.976	25.862	606	18.576	20.962	3261	18.675	21.084	183
2017	24.628	27.477	14	25.862	28.911	596	20.962	23.492	3192	21.084	23.640	145
2018	27.477	26.190	12	28.911	27.613	586	23.492	22.493	3158	23.640	22.646	130
2019	26.190	30.779	29	27.613	32.516	564	22.493	26.554	3218	22.646	26.747	129
DWS Alternative Asset Allocation VIP Portfolio - Class B
2012	12.039	12.938	4	12.128	13.060	142	12.182	13.151	921	12.198	13.175	26
2013	12.938	12.808	8	13.060	12.955	194	13.151	13.078	1,125	13.175	13.109	16
2014	12.808	12.994	17	12.955	13.169	233	13.078	13.327	1241	13.109	13.365	75
2015	12.994	11.933	17	13.169	12.118	305	13.327	12.295	1369	13.365	12.336	85
2016	11.933	12.311	20	12.118	12.527	332	12.295	12.741	1354	12.336	12.790	83
2017	12.311	12.946	23	12.527	13.199	329	12.741	13.458	1276	12.790	13.517	73
2018	12.946	11.532	23	13.199	11.781	312	13.458	12.043	1259	13.517	12.101	76
2019	11.532	12.958	22	11.781	13.264	280	12.043	13.593	1132	12.101	13.665	79
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	10.060	11.118	183	9.930	11.135	1032	10.039	11.139	25
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2012	16.488	18.817	104	16.826	19.241	2,387	12.007	13.765	12,794	12.047	13.817	613
2013	18.817	24.214	102	19.241	24.809	2,195	13.765	17.793	12,145	13.817	17.870	560
2014	24.214	26.567	107	24.809	27.275	2074	17.793	19.610	11325	17.870	19.704	522
2015	26.567	26.215	91	27.275	26.967	2000	19.610	19.437	10834	19.704	19.540	480
2016	26.215	27.751	94	26.967	28.605	1921	19.437	20.669	9987	19.540	20.789	427
2017	27.751	33.157	86	28.605	34.245	2026	20.669	24.807	9809	20.789	24.963	405
2018	33.157	30.418	75	34.245	31.479	2064	24.807	22.861	10231	24.963	23.016	380
2019	30.418	39.239	77	31.479	40.689	2082	22.861	29.623	10470	23.016	29.839	362
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	10.361	11.326	64	10.384	11.358	181	10.471	11.365	2
2018	11.239	10.507	2	11.326	10.552	131	11.358	10.609	596	11.365	10.620	10
2019	10.507	12.151	2	10.552	12.228	189	10.609	12.324	714	10.620	12.344	17
Fidelity® VIP Growth Portfolio - Service Class 2
2012	6.412	7.209	54	11.425	12.870	327	11.090	12.523	1,260	11.126	12.571	51
2013	7.209	9.634	104	12.870	17.234	316	12.523	16.812	1,267	12.571	16.884	42
2014	9.634	10.509	60	17.234	18.837	446	16.812	18.423	1538	16.884	18.511	37
2015	10.509	11.040	66	18.837	19.828	498	18.423	19.440	1795	18.511	19.543	34
2016	11.040	10.908	96	19.828	19.631	423	19.440	19.295	1797	19.543	19.406	96
2017	10.908	14.451	107	19.631	26.058	525	19.295	25.676	1858	19.406	25.835	39
2018	14.451	14.139	82	26.058	25.547	505	25.676	25.235	1807	25.835	25.403	44
2019	14.139	18.614	91	25.547	33.700	494	25.235	33.372	1641	25.403	33.612	30
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2012	13.050	14.691	52	13.223	14.915	1,414	13.442	15.200	7,586	13.487	15.259	253
2013	14.691	19.615	56	14.915	19.954	1,310	15.200	20.386	6,820	15.259	20.476	226
2014	19.615	20.437	55	19.954	20.832	1324	20.386	21.336	6514	20.476	21.441	208
2015	20.437	19.755	56	20.832	20.177	1295	21.336	20.718	6081	21.441	20.830	188
2016	19.755	21.727	68	20.177	22.236	1277	20.718	22.889	5608	20.830	23.024	172
2017	21.727	25.735	59	22.236	26.390	1340	22.889	27.233	5449	23.024	27.405	171
2018	25.735	21.553	54	26.390	22.146	1449	27.233	22.910	5668	27.405	23.066	156
2019	21.553	26.086	41	22.146	26.858	1525	22.910	27.854	5936	23.066	28.058	144

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	10.401	11.573	202	10.407	11.606	2022	10.396	11.613	31
2018	N/A	N/A	N/A	11.573	10.835	547	11.606	10.894	3435	11.613	10.905	100
2019	N/A	N/A	N/A	10.835	12.884	672	10.894	12.986	4380	10.905	13.007	119
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	10.131	10.626	4	10.012	10.637	5	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2012	11.731	12.986	77	11.864	13.159	1,913	12.031	13.378	7,364	12.065	13.423	272
2013	12.986	14.540	81	13.159	14.763	1,964	13.378	15.047	7,792	13.423	15.104	281
2014	14.540	14.947	127	14.763	15.207	2067	15.047	15.538	8334	15.104	15.605	327
2015	14.947	13.652	98	15.207	13.917	2144	15.538	14.255	8303	15.605	14.324	308
2016	13.652	15.296	92	13.917	15.624	2152	14.255	16.044	7792	14.324	16.130	279
2017	15.296	16.485	87	15.624	16.872	2042	16.044	17.369	7256	16.130	17.470	259
2018	16.485	15.502	84	16.872	15.898	1852	17.369	16.407	6425	17.470	16.511	244
2019	15.502	17.679	85	15.898	18.167	1642	16.407	18.796	5779	16.511	18.924	247
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	10.547	11.256	117	10.542	11.289	1024	10.829	11.295	10
2018	N/A	N/A	N/A	11.256	10.594	288	11.289	10.651	2035	11.295	10.662	9
2019	N/A	N/A	N/A	10.594	12.105	428	10.651	12.200	2687	10.662	12.220	31
Franklin Mutual Shares VIP Fund - Class 2
2012	9.312	10.454	49	9.416	10.592	1,766	9.549	10.769	7,219	9.577	10.805	264
2013	10.454	13.176	49	10.592	13.377	1,698	10.769	13.634	6,656	10.805	13.687	229
2014	13.176	13.869	49	13.377	14.109	1657	13.634	14.416	6408	13.687	14.479	219
2015	13.869	12.956	45	14.109	13.206	1379	14.416	13.527	5953	14.479	13.594	224
2016	12.956	14.775	40	13.206	15.091	1285	13.527	15.497	5192	13.594	15.581	200
2017	14.775	15.731	39	15.091	16.099	1171	15.497	16.574	4784	15.581	16.671	184
2018	15.731	14.057	38	16.099	14.415	1015	16.574	14.876	4153	16.671	14.972	160
2019	14.057	16.931	32	14.415	17.397	925	14.876	17.999	3622	14.972	18.123	145
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	10.867	11.305	122	10.873	11.337	323	10.713	11.344	15
2018	N/A	N/A	N/A	11.305	10.112	181	11.337	10.166	682	11.344	10.177	20
2019	N/A	N/A	N/A	10.112	12.190	217	10.166	12.286	900	10.177	12.306	43
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	11.065	12.293	1*	10.751	12.321	461	10.757	12.356	2266	10.748	12.363	20
2018	12.293	11.100	1*	12.321	11.148	959	12.356	11.208	3998	12.363	11.220	26
2019	11.100	14.011	1*	11.148	14.100	1432	11.208	14.211	5499	11.220	14.233	62
Invesco V.I. International Growth Fund - Series II Shares
2014	25.072	23.711	1*	24.218	23.016	21	27.794	26.554	99	10.273	9.634	3
2015	23.711	22.690	3	23.016	22.069	57	26.554	25.525	261	9.634	9.265	13
2016	22.690	22.141	3	22.069	21.578	74	25.525	25.020	355	9.265	9.086	37
2017	22.141	26.706	4	21.578	26.075	164	25.020	30.309	541	9.086	11.012	25
2018	26.706	22.252	4	26.075	21.770	258	30.309	25.369	744	11.012	9.222	19
2019	22.252	28.041	6	21.770	27.488	291	25.369	32.112	838	9.222	11.679	29
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	9.829	9.885	5	9.807	9.908	352	9.787	9.937	2073	9.748	9.942	77
2018	9.885	9.692	2	9.908	9.734	502	9.937	9.786	3776	9.942	9.797	98
2019	N/A	N/A	N/A	9.734	10.338	743	9.786	10.420	6378	9.797	10.436	187
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	9.901	9.413	1*	9.995	9.425	9	10.120	9.441	89	N/A	N/A	N/A
2016	9.413	9.789	3	9.425	9.822	11	9.441	9.863	124	N/A	N/A	N/A
2017	9.789	11.240	3	9.822	11.300	14	9.863	11.376	202	N/A	N/A	N/A
2018	11.240	10.348	3	11.300	10.424	12	11.376	10.521	115	N/A	N/A	N/A
2019	10.348	11.854	3	10.424	11.965	12	10.521	12.106	93	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	10.333	11.180	18	10.139	11.202	824	10.091	11.230	2674	10.043	11.236	40
2015	11.180	10.520	58	11.202	10.562	1753	11.230	10.615	5605	11.236	10.626	127
2016	10.520	12.140	62	10.562	12.212	2309	10.615	12.305	8158	10.626	12.323	185
2017	12.140	13.526	70	12.212	13.634	2766	12.305	13.772	11497	12.323	13.799	214
2018	13.526	11.849	68	13.634	11.968	2932	13.772	12.119	15499	13.799	12.149	309
2019	11.849	14.828	66	11.968	15.007	3069	12.119	15.234	19069	12.149	15.280	387

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP American Global Growth Fund - Service Class II
2012	11.015	13.218	3	11.049	13.284	253	11.090	13.368	1,183	11.099	13.384	15
2013	13.218	16.715	10	13.284	16.832	298	13.368	16.981	1,429	13.384	17.010	38
2014	16.715	16.732	17	16.832	16.883	416	16.981	17.075	1857	17.010	17.113	85
2015	16.732	17.522	36	16.883	17.716	579	17.075	17.962	2329	17.113	18.011	87
2016	17.522	17.259	40	17.716	17.485	566	17.962	17.772	2287	18.011	17.830	77
2017	17.259	22.216	45	17.485	22.552	738	17.772	22.980	2946	17.830	23.066	97
2018	22.216	19.780	46	22.552	20.119	1011	22.980	20.552	4185	23.066	20.639	125
2019	19.780	26.197	44	20.119	26.699	1008	20.552	27.342	4701	20.639	27.471	129
LVIP American Global Small Capitalization Fund - Service Class II
2012	10.079	11.663	6	10.110	11.722	313	10.148	11.795	1,493	10.156	11.810	28
2013	11.663	14.645	9	11.722	14.748	331	11.795	14.878	1,576	11.810	14.905	30
2014	14.645	14.635	13	14.748	14.767	356	14.878	14.934	1697	14.905	14.968	43
2015	14.635	14.359	16	14.767	14.518	381	14.934	14.720	1771	14.968	14.760	37
2016	14.359	14.347	12	14.518	14.535	380	14.720	14.774	1703	14.760	14.822	32
2017	14.347	17.682	16	14.535	17.950	354	14.774	18.290	1656	14.822	18.359	29
2018	17.682	15.482	14	17.950	15.747	354	18.290	16.086	1629	18.359	16.154	29
2019	15.482	19.933	14	15.747	20.315	309	16.086	20.804	1429	16.154	20.903	28
LVIP American Growth Fund - Service Class II
2012	11.680	13.480	37	11.715	13.548	1,066	11.759	13.633	4,900	11.768	13.650	99
2013	13.480	17.174	47	13.548	17.295	1,170	13.633	17.447	5,172	13.650	17.478	111
2014	17.174	18.249	61	17.295	18.414	1440	17.447	18.622	5586	17.478	18.664	143
2015	18.249	19.092	82	18.414	19.303	1565	18.622	19.571	5980	18.664	19.625	138
2016	19.092	20.468	94	19.303	20.736	1686	19.571	21.076	6186	19.625	21.145	129
2017	20.468	25.710	97	20.736	26.099	2205	21.076	26.593	8317	21.145	26.693	161
2018	25.710	25.103	91	26.099	25.533	2723	26.593	26.082	11011	26.693	26.193	179
2019	25.103	32.141	85	25.533	32.757	3217	26.082	33.545	13296	26.193	33.705	241
LVIP American Growth-Income Fund - Service Class II
2012	11.676	13.429	21	11.711	13.496	888	11.755	13.581	3,809	11.764	13.598	90
2013	13.429	17.554	29	13.496	17.677	964	13.581	17.833	4,125	13.598	17.864	94
2014	17.554	19.020	52	17.677	19.192	1127	17.833	19.409	4607	17.864	19.453	116
2015	19.020	18.899	74	19.192	19.108	1374	19.409	19.373	5276	19.453	19.426	132
2016	18.899	20.643	82	19.108	20.913	1454	19.373	21.256	5559	19.426	21.325	122
2017	20.643	24.739	80	20.913	25.112	1992	21.256	25.588	7781	21.325	25.684	142
2018	24.739	23.787	84	25.112	24.195	2456	25.588	24.714	10724	25.684	24.820	158
2019	23.787	29.382	64	24.195	29.945	2913	24.714	30.665	13311	24.820	30.811	220
LVIP American International Fund - Service Class II
2012	10.310	11.900	24	10.341	11.959	502	10.380	12.035	2,892	10.388	12.050	62
2013	11.900	14.167	27	11.959	14.266	554	12.035	14.392	3,160	12.050	14.417	73
2014	14.167	13.503	33	14.266	13.625	658	14.392	13.780	3451	14.417	13.811	86
2015	13.503	12.627	32	13.625	12.767	717	13.780	12.944	3876	13.811	12.979	94
2016	12.627	12.798	27	12.767	12.966	724	12.944	13.178	3853	12.979	13.221	80
2017	12.798	16.557	32	12.966	16.807	824	13.178	17.125	4578	13.221	17.190	84
2018	16.557	14.073	28	16.807	14.315	983	17.125	14.622	6148	17.190	14.685	121
2019	14.073	16.932	23	14.315	17.257	970	14.622	17.672	6651	14.685	17.756	160
LVIP Baron Growth Opportunities Fund - Service Class
2012	11.127	12.929	13	11.253	13.101	435	11.412	13.319	1,972	11.444	13.364	80
2013	12.929	17.795	28	13.101	18.068	561	13.319	18.415	2,267	13.364	18.485	101
2014	17.795	18.335	31	18.068	18.654	522	18.415	19.060	2275	18.485	19.142	99
2015	18.335	17.157	23	18.654	17.491	592	19.060	17.916	2343	19.142	18.002	106
2016	17.157	17.799	22	17.491	18.181	502	17.916	18.669	2039	18.002	18.769	95
2017	17.799	22.254	21	18.181	22.777	598	18.669	23.448	2102	18.769	23.584	90
2018	22.254	21.007	22	22.777	21.545	662	23.448	22.234	2516	23.584	22.375	86
2019	21.007	28.154	19	21.545	28.931	725	22.234	29.932	2854	22.375	30.136	88
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A	12.703	13.339	14	12.761	13.520	70	13.537	13.556	1*
2018	N/A	N/A	N/A	13.339	12.398	32	13.520	12.598	180	13.556	12.638	4
2019	N/A	N/A	N/A	12.398	14.207	49	12.598	14.471	276	12.638	14.525	39

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2012	9.418	10.799	12	9.542	10.963	314	9.700	11.173	1,516	9.732	11.215	94
2013	10.799	12.513	38	10.963	12.729	1,063	11.173	13.005	8,505	11.215	13.061	211
2014	12.513	12.693	80	12.729	12.938	1894	13.005	13.251	12758	13.061	13.315	317
2015	12.693	11.837	141	12.938	12.090	3019	13.251	12.414	16675	13.315	12.479	356
2016	11.837	12.990	153	12.090	13.294	3887	12.414	13.684	22136	12.479	13.763	460
2017	12.990	14.825	152	13.294	15.203	4137	13.684	15.688	24265	13.763	15.787	494
2018	14.825	13.383	132	15.203	13.751	4468	15.688	14.225	27826	15.787	14.322	599
2019	13.383	15.556	175	13.751	16.016	6741	14.225	16.611	43020	14.322	16.732	959
LVIP BlackRock Emerging Markets Managed Volatility(1)
2012	N/A	N/A	N/A	10.324	10.975	6	10.440	10.984	242	10.323	10.986	6
2013	10.547	9.901	11	10.975	9.927	481	10.984	9.961	3,362	10.986	9.967	112
2014	9.901	9.230	30	9.927	9.273	1193	9.961	9.327	6557	9.967	9.338	165
2015	9.230	7.689	66	9.273	7.741	1953	9.327	7.806	10597	9.338	7.819	263
2016	7.689	8.069	65	7.741	8.138	1893	7.806	8.226	10643	7.819	8.244	261
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
2013	9.704	10.398	39	10.066	10.411	971	10.100	10.428	10,032	9.987	10.431	304
2014	10.398	10.161	70	10.411	10.194	2957	10.428	10.236	26721	10.431	10.244	655
2015	10.161	9.520	167	10.194	9.570	3954	10.236	9.633	36379	10.244	9.646	872
2016	9.520	9.588	176	9.570	9.658	3903	9.633	9.747	39057	9.646	9.764	992
2017	9.588	10.629	166	9.658	10.728	3760	9.747	10.853	38182	9.764	10.878	1128
2018	10.629	9.654	140	10.728	9.764	3542	10.853	9.902	39386	10.878	9.930	1162
2019	9.654	11.026	118	9.764	11.173	3363	9.902	11.360	37605	9.930	11.398	1095
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	10.095	10.125	8	10.028	10.138	222	10.030	10.154	3212	10.326	10.158	2
2017	10.125	11.337	13	10.138	11.374	719	10.154	11.421	10259	10.158	11.430	123
2018	11.337	10.768	15	11.374	10.825	1291	11.421	10.897	18592	11.430	10.912	376
2019	10.768	12.448	14	10.825	12.539	1587	10.897	12.654	24808	10.912	12.677	703
LVIP BlackRock Global Real Estate Fund - Service Class
2012	6.525	7.976	42	6.586	8.066	609	6.662	8.180	2,762	6.678	8.204	101
2013	7.976	8.076	48	8.066	8.184	587	8.180	8.320	3,098	8.204	8.348	116
2014	8.076	9.015	50	8.184	9.154	527	8.320	9.330	3022	8.348	9.365	105
2015	9.015	8.729	60	9.154	8.881	572	9.330	9.074	3361	9.365	9.113	122
2016	8.729	8.658	54	8.881	8.826	608	9.074	9.041	2983	9.113	9.085	126
2017	8.658	9.409	50	8.826	9.611	573	9.041	9.869	2818	9.085	9.920	124
2018	9.409	8.453	44	9.611	8.652	531	9.869	8.907	2597	9.920	8.957	84
2019	8.453	10.350	38	8.652	10.615	463	8.907	10.955	2249	8.957	11.022	76
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2012	11.092	11.580	48	11.128	11.641	1,280	11.174	11.718	8,234	11.183	11.733	222
2013	11.580	10.404	113	11.641	10.480	3,428	11.718	10.575	19,460	11.733	10.594	630
2014	10.404	10.518	138	10.480	10.616	4429	10.575	10.739	21146	10.594	10.764	693
2015	10.518	10.024	179	10.616	10.138	4857	10.739	10.281	22126	10.764	10.310	654
2016	10.024	10.178	191	10.138	10.314	5062	10.281	10.486	22693	10.310	10.520	640
2017	10.178	10.195	182	10.314	10.351	5219	10.486	10.551	24595	10.520	10.591	734
2018	10.195	10.019	170	10.351	10.195	4931	10.551	10.417	24719	10.591	10.462	754
2019	10.019	10.399	176	10.195	10.602	4820	10.417	10.861	24434	10.462	10.913	718
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	10.179	10.409	9	10.087	10.423	346	10.098	10.440	5098	10.361	10.443	76
2017	10.409	11.568	28	10.423	11.606	1078	10.440	11.654	10662	10.443	11.664	326
2018	11.568	11.018	49	11.606	11.077	1707	11.654	11.150	15824	11.664	11.165	462
2019	11.018	12.828	46	11.077	12.922	2321	11.150	13.040	24718	11.165	13.064	668
LVIP BlackRock U.S. Opportunities Managed Volatility(2)
2015	10.315	8.981	13	10.226	8.993	300	10.224	9.008	1296	10.227	9.011	45
2016	8.981	9.361	15	8.993	9.391	431	9.008	9.429	1869	9.011	9.437	54

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2012	12.945	14.769	1*	10.682	12.212	247	10.859	12.445	921	10.895	12.492	27
2013	14.769	18.168	2	12.212	15.052	490	12.445	15.378	3,137	12.492	15.444	75
2014	18.168	18.761	4	15.052	15.574	905	15.378	15.952	4937	15.444	16.028	119
2015	18.761	18.636	44	15.574	15.502	1631	15.952	15.917	8864	16.028	16.001	204
2016	18.636	18.027	55	15.502	15.025	2346	15.917	15.466	12295	16.001	15.556	304
2017	18.027	22.288	51	15.025	18.614	2690	15.466	19.208	13832	15.556	19.329	284
2018	22.288	20.905	54	18.614	17.494	3279	19.208	18.097	19694	19.329	18.221	414
2019	20.905	24.576	42	17.494	20.607	3532	18.097	21.372	24387	18.221	21.528	577
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2012	8.933	9.324	11	8.926	9.335	282	9.121	9.562	997	9.142	9.589	28
2013	9.324	11.409	28	9.335	11.445	805	9.562	11.754	4,763	9.589	11.793	114
2014	11.409	10.365	45	11.445	10.419	1662	11.754	10.726	8229	11.793	10.767	199
2015	10.365	9.733	80	10.419	9.803	2176	10.726	10.118	10611	10.767	10.162	281
2016	9.733	9.756	130	9.803	9.845	3966	10.118	10.187	18036	10.162	10.236	477
2017	9.756	12.006	108	9.845	12.141	3726	10.187	12.594	17850	10.236	12.661	437
2018	12.006	11.813	88	12.141	11.970	3855	12.594	12.448	22679	12.661	12.520	562
2019	11.813	14.464	81	11.970	14.685	3852	12.448	15.309	24925	12.520	15.406	632
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	10.054	9.236	38	10.123	9.249	780	10.077	9.264	2369	9.913	9.267	52
2016	9.236	9.387	45	9.249	9.418	1562	9.264	9.458	3875	9.267	9.466	72
2017	9.387	10.850	52	9.418	10.908	2157	9.458	10.981	5074	9.466	10.996	100
2018	10.850	10.036	47	10.908	10.110	2568	10.981	10.203	7312	10.996	10.221	143
2019	10.036	10.397	48	10.110	10.482	2655	10.203	10.589	8298	10.221	10.611	165
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
2014	9.540	10.412	34	9.915	10.433	1588	10.016	10.459	2624	9.908	10.464	7
2015	10.412	9.798	78	10.433	9.837	3120	10.459	9.886	4996	10.464	9.896	50
2016	9.798	10.461	106	9.837	10.524	3856	9.886	10.603	9054	9.896	10.619	122
2017	10.461	12.398	100	10.524	12.498	3845	10.603	12.623	9778	10.619	12.648	141
2018	12.398	11.800	91	12.498	11.919	3832	12.623	12.069	11274	12.648	12.099	220
2019	11.800	13.791	135	11.919	13.957	5949	12.069	14.168	19554	12.099	14.211	388
LVIP Delaware Bond Fund - Service Class
2012	12.981	13.552	164	13.153	13.758	5,049	13.371	14.021	25,168	13.415	14.075	645
2013	13.552	12.964	161	13.758	13.188	5,714	14.021	13.474	29,353	14.075	13.532	690
2014	12.964	13.453	223	13.188	13.713	7190	13.474	14.045	34178	13.532	14.113	857
2015	13.453	13.225	404	13.713	13.507	9395	14.045	13.869	43321	14.113	13.942	986
2016	13.225	13.303	460	13.507	13.614	11711	13.869	14.014	53963	13.942	14.095	1362
2017	13.303	13.596	428	13.614	13.942	13871	14.014	14.387	65317	14.095	14.478	1489
2018	13.596	13.202	402	13.942	13.565	14970	14.387	14.033	78995	14.478	14.129	1689
2019	13.202	14.118	376	13.565	14.536	15753	14.033	15.075	92068	14.129	15.185	2074
LVIP Delaware Diversified Floating Rate Fund - Service Class
2012	9.809	10.020	16	9.841	10.073	713	9.881	10.139	4,034	9.889	10.153	54
2013	10.020	9.896	82	10.073	9.968	3,092	10.139	10.059	17,542	10.153	10.077	501
2014	9.896	9.760	150	9.968	9.851	4293	10.059	9.965	23466	10.077	9.988	644
2015	9.760	9.497	174	9.851	9.605	4712	9.965	9.741	23570	9.988	9.768	631
2016	9.497	9.520	193	9.605	9.647	4746	9.741	9.808	23465	9.768	9.840	567
2017	9.520	9.568	262	9.647	9.715	5248	9.808	9.902	27477	9.840	9.939	711
2018	9.568	9.404	248	9.715	9.567	5526	9.902	9.776	32599	9.939	9.818	731
2019	9.404	9.642	172	9.567	9.829	5336	9.776	10.069	32565	9.818	10.117	750
LVIP Delaware Social Awareness Fund - Service Class
2012	10.523	11.880	3	10.663	12.061	200	10.839	12.292	623	10.875	12.338	37
2013	11.880	15.784	47	12.061	16.058	275	12.292	16.405	764	12.338	16.475	33
2014	15.784	17.805	11	16.058	18.150	262	16.405	18.590	821	16.475	18.678	36
2015	17.805	17.320	46	18.150	17.691	257	18.590	18.165	796	18.678	18.260	35
2016	17.320	18.086	38	17.691	18.510	216	18.165	19.053	769	18.260	19.163	33
2017	18.086	21.286	13	18.510	21.829	217	19.053	22.526	730	19.163	22.667	29
2018	21.286	19.894	13	21.829	20.442	208	22.526	21.147	764	22.667	21.291	27
2019	19.894	25.709	13	20.442	26.471	222	21.147	27.452	775	21.291	27.652	24

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Special Opportunities Fund - Service Class
2012	8.596	9.675	16	8.676	9.784	203	8.777	9.923	1,174	8.797	9.951	33
2013	9.675	12.675	18	9.784	12.844	223	9.923	13.058	1,183	9.951	13.102	42
2014	12.675	13.359	19	12.844	13.564	231	13.058	13.824	1254	13.102	13.877	47
2015	13.359	13.115	21	13.564	13.343	244	13.824	13.634	1243	13.877	13.693	53
2016	13.115	15.463	32	13.343	15.763	248	13.634	16.147	1248	13.693	16.225	56
2017	15.463	17.830	32	15.763	18.213	359	16.147	18.703	1578	16.225	18.803	64
2018	17.830	14.885	30	18.213	15.235	598	18.703	15.684	2078	18.803	15.775	52
2019	14.885	19.010	27	15.235	19.496	777	15.684	20.120	2576	15.775	20.248	53
LVIP Delaware Wealth Builder Fund - Service Class
2017	18.577	20.447	1*	15.218	16.784	23	15.664	17.319	100	15.755	17.429	12
2018	20.447	18.995	1*	16.784	15.623	30	17.319	16.162	181	17.429	16.272	12
2019	18.995	21.580	1*	15.623	17.784	37	16.162	18.444	251	16.272	18.578	8
LVIP Dimensional International Core Equity Fund - Service Class
2015	9.144	8.961	1*	9.792	8.973	11	10.184	8.988	149	9.799	8.991	9
2016	8.961	9.178	1*	8.973	9.209	21	8.988	9.248	286	8.991	9.256	11
2017	9.178	11.455	1*	9.209	11.517	132	9.248	11.594	1354	9.256	11.609	44
2018	11.455	9.258	1*	11.517	9.326	215	11.594	9.413	2634	11.609	9.429	88
2019	9.258	10.965	1*	9.326	11.068	304	9.413	11.199	3533	9.429	11.224	118
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2012	8.292	9.654	13	8.303	9.685	297	8.316	9.725	682	8.319	9.733	10
2013	9.654	10.894	23	9.685	10.951	474	9.725	11.023	2,219	9.733	11.038	46
2014	10.894	9.877	37	10.951	9.949	858	11.023	10.039	5399	11.038	10.057	93
2015	9.877	9.297	123	9.949	9.383	1155	10.039	9.492	8565	10.057	9.514	188
2016	9.297	9.292	129	9.383	9.398	1181	9.492	9.531	10286	9.514	9.558	246
2017	9.292	11.491	131	9.398	11.645	1257	9.531	11.839	12828	9.558	11.878	326
2018	11.491	9.453	135	11.645	9.598	1558	11.839	9.783	23647	11.878	9.820	525
2019	9.453	10.824	68	9.598	11.012	1517	9.783	11.252	29089	9.820	11.301	700
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2015	16.307	15.648	3	16.621	15.982	116	17.024	16.41	727	17.105	16.496	25
2016	15.648	17.531	2	15.982	17.941	113	16.410	18.467	776	16.496	18.574	28
2017	17.531	20.751	6	17.941	21.278	153	18.467	21.957	1551	18.574	22.094	39
2018	20.751	18.840	3	21.278	19.358	213	21.957	20.026	2200	22.094	20.160	51
2019	18.840	24.003	3	19.358	24.712	264	20.026	25.629	2876	20.160	25.814	57
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	10.122	9.366	6	10.159	9.382	86	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.366	10.741	36	9.382	10.786	228	8.477	10.795	10
2017	N/A	N/A	N/A	10.741	12.480	92	10.786	12.564	1177	10.795	12.580	33
2018	12.536	10.996	1*	12.480	11.077	145	12.564	11.180	1990	12.580	11.199	61
2019	10.996	13.886	1*	11.077	14.016	237	11.180	14.181	2774	11.199	14.213	85
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2012	9.347	10.757	70	9.359	10.792	513	9.373	10.836	971	9.376	10.845	19
2013	10.757	13.620	40	10.792	13.692	922	10.836	13.782	3,279	10.845	13.800	50
2014	13.620	13.977	50	13.692	14.079	1429	13.782	14.208	7564	13.800	14.233	103
2015	13.977	12.658	130	14.079	12.775	2002	14.208	12.924	10926	14.233	12.954	186
2016	12.658	13.788	129	12.775	13.945	2350	12.924	14.142	14103	12.954	14.182	281
2017	13.788	16.106	73	13.945	16.321	2611	14.142	16.594	17925	14.182	16.649	433
2018	16.106	14.557	71	16.321	14.781	2756	16.594	15.066	24558	16.649	15.123	564
2019	14.557	17.063	64	14.781	17.360	2716	15.066	17.738	28849	15.123	17.815	644
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2012	10.334	10.508	14	10.347	10.543	634	10.363	10.586	3,030	10.367	10.594	74
2013	10.508	10.015	22	10.543	10.068	996	10.586	10.135	6,382	10.594	10.148	209
2014	10.015	10.274	50	10.068	10.349	1753	10.135	10.443	10369	10.148	10.462	302
2015	10.274	10.102	67	10.349	10.196	2128	10.443	10.315	13389	10.462	10.339	434
2016	10.102	10.110	86	10.196	10.224	2378	10.315	10.369	15685	10.339	10.398	549
2017	10.110	10.201	89	10.224	10.338	2695	10.369	10.510	21338	10.398	10.545	802
2018	10.201	9.985	68	10.338	10.139	3110	10.510	10.334	25448	10.545	10.373	877
2019	9.985	10.519	59	10.139	10.702	3297	10.334	10.936	30255	10.373	10.983	982

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
2013	10.184	11.044	27	10.084	11.058	550	10.097	11.076	3,200	9.990	11.079	51
2014	11.044	11.483	50	11.058	11.521	1698	11.076	11.568	8607	11.079	11.578	158
2015	11.483	10.703	97	11.521	10.760	3031	11.568	10.831	14770	11.578	10.845	307
2016	10.703	11.171	99	10.760	11.253	3054	10.831	11.356	14513	10.845	11.376	307
2017	11.171	13.021	90	11.253	13.143	2775	11.356	13.296	13668	11.376	13.327	346
2018	13.021	12.004	64	13.143	12.141	2684	13.296	12.313	13405	13.327	12.348	360
2019	12.004	14.110	61	12.141	14.299	2485	12.313	14.538	13496	12.348	14.587	358
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2012	7.441	8.841	66	7.510	8.941	749	7.597	9.067	4,321	7.615	9.093	94
2013	8.841	10.393	96	8.941	10.532	1,788	9.067	10.707	12,231	9.093	10.743	306
2014	10.393	9.985	85	10.532	10.138	3753	10.707	10.333	21689	10.743	10.373	587
2015	9.985	9.002	116	10.138	9.158	5508	10.333	9.358	29243	10.373	9.398	738
2016	9.002	9.037	142	9.158	9.212	6137	9.358	9.437	32872	9.398	9.482	765
2017	9.037	10.754	106	9.212	10.985	5975	9.437	11.280	34061	9.482	11.340	782
2018	10.754	9.578	69	10.985	9.803	6371	11.280	10.092	41926	11.340	10.151	936
2019	9.578	10.589	56	9.803	10.860	6261	10.092	11.208	45491	10.151	11.279	1108
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	10.488	10.964	1*	10.229	10.989	102	10.189	11.020	234	10.322	11.026	7
2018	10.964	10.359	1*	10.989	10.403	154	11.020	10.459	482	11.026	10.470	18
2019	10.359	12.081	1*	10.403	12.157	232	10.459	12.253	622	10.470	12.272	18
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	9.753	10.252	13	10.052	10.273	540	10.021	10.298	2801	9.730	10.304	44
2015	10.252	9.265	52	10.273	9.303	1573	10.298	9.349	6927	10.304	9.359	134
2016	9.265	10.102	87	9.303	10.163	2544	9.349	10.238	11119	9.359	10.255	226
2017	10.102	11.001	78	10.163	11.089	2805	10.238	11.200	13090	10.255	11.223	311
2018	11.001	10.074	69	11.089	10.175	2753	11.200	10.302	13375	11.223	10.329	265
2019	10.074	11.462	65	10.175	11.598	2642	10.302	11.769	13863	10.329	11.805	293
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	9.642	9.627	1*	9.947	9.630	191	N/A	N/A	N/A
2019	N/A	N/A	N/A	9.627	11.108	203	9.630	11.139	4152	9.780	11.146	98
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2012	12.494	13.444	109	12.659	13.649	2,532	12.869	13.909	13,142	12.911	13.962	351
2013	13.444	14.462	226	13.649	14.712	3,752	13.909	15.030	20,762	13.962	15.095	503
2014	14.462	14.983	268	14.712	15.272	4844	15.030	15.642	24545	15.095	15.717	581
2015	14.983	14.394	266	15.272	14.702	5407	15.642	15.095	26828	15.717	15.175	643
2016	14.394	14.816	250	14.702	15.163	5306	15.095	15.608	28147	15.175	15.698	678
2017	14.816	16.048	243	15.163	16.456	4747	15.608	16.981	25694	15.698	17.088	612
2018	16.048	15.029	117	16.456	15.443	4178	16.981	15.976	24376	17.088	16.084	547
2019	15.029	16.943	113	15.443	17.444	3849	15.976	18.091	23432	16.084	18.223	536
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2012	11.454	12.255	307	11.606	12.442	7,829	11.798	12.679	53,081	11.837	12.727	1,242
2013	12.255	13.639	477	12.442	13.875	17,538	12.679	14.176	130,079	12.727	14.236	2,390
2014	13.639	13.832	796	13.875	14.100	26919	14.176	14.441	172323	14.236	14.510	2978
2015	13.832	13.058	914	14.100	13.337	29349	14.441	13.694	191338	14.510	13.767	3188
2016	13.058	13.407	837	13.337	13.721	27953	13.694	14.124	184766	13.767	14.206	3116
2017	13.407	15.196	764	13.721	15.583	25725	14.124	16.080	174908	14.206	16.182	3064
2018	15.196	13.953	717	15.583	14.337	23978	16.080	14.832	167376	16.182	14.933	2928
2019	13.953	15.845	621	14.337	16.313	21582	14.832	16.918	154965	14.933	17.042	2912
LVIP Global Income Fund - Service Class
2012	11.361	11.993	77	11.415	12.074	2,077	11.493	12.187	9,114	11.511	12.212	208
2013	11.993	11.424	82	12.074	11.524	2,343	12.187	11.661	10,398	12.212	11.691	222
2014	11.424	11.415	99	11.524	11.538	3035	11.661	11.705	13310	11.691	11.740	295
2015	11.415	10.963	124	11.538	11.103	3563	11.705	11.291	15210	11.740	11.331	358
2016	10.963	10.800	124	11.103	10.961	3858	11.291	11.174	16116	11.331	11.220	389
2017	10.800	11.121	128	10.961	11.309	4202	11.174	11.558	17527	11.220	11.611	425
2018	11.121	11.109	109	11.309	11.319	3767	11.558	11.597	16040	11.611	11.656	394
2019	11.109	11.622	104	11.319	11.866	3429	11.597	12.188	14555	11.656	12.256	362

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2012	12.091	12.989	193	12.251	13.187	8,014	12.454	13.439	48,730	12.495	13.490	1,076
2013	12.989	14.242	326	13.187	14.488	13,487	13.439	14.802	96,793	13.490	14.865	2,139
2014	14.242	14.538	472	14.488	14.819	18909	14.802	15.178	124275	14.865	15.251	2529
2015	14.538	13.769	667	14.819	14.063	20754	15.178	14.440	136533	15.251	14.517	2664
2016	13.769	14.082	633	14.063	14.411	19988	14.440	14.834	133594	14.517	14.920	2663
2017	14.082	15.780	572	14.411	16.182	18128	14.834	16.698	124225	14.920	16.804	2496
2018	15.780	14.627	535	16.182	15.029	16748	16.698	15.548	119259	16.804	15.653	2400
2019	14.627	16.491	439	15.029	16.978	15167	15.548	17.608	111701	15.653	17.737	2265
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	10.370	10.872	12	10.303	10.903	197	10.432	10.910	3
2018	10.705	10.163	5	10.872	10.207	19	10.903	10.262	341	10.910	10.274	3
2019	10.163	11.341	5	10.207	11.408	30	10.262	11.492	437	10.274	11.510	5
LVIP Government Money Market Fund - Service Class
2012	10.132	9.959	75	10.267	10.112	2,421	10.437	10.305	6,298	10.472	10.344	422
2013	9.959	9.788	64	10.112	9.959	2,090	10.305	10.175	5,440	10.344	10.218	671
2014	9.788	9.621	101	9.959	9.808	2233	10.175	10.046	5632	10.218	10.094	257
2015	9.621	9.456	39	9.808	9.660	2155	10.046	9.918	4696	10.094	9.971	257
2016	9.456	9.295	38	9.660	9.513	2287	9.918	9.793	4847	9.971	9.850	213
2017	9.295	9.150	35	9.513	9.384	1353	9.793	9.684	4595	9.850	9.745	251
2018	9.150	9.094	36	9.384	9.345	1525	9.684	9.668	4792	9.745	9.733	240
2019	9.094	9.073	43	9.345	9.343	1611	9.668	9.689	6438	9.733	9.760	214
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	10.198	10.249	53	10.033	10.260	679	9.948	10.275	1140	10.097	10.282	22
2015	10.249	9.550	100	10.260	9.579	2132	10.275	9.617	5083	10.282	9.629	83
2016	9.550	10.394	137	9.579	10.446	3507	9.617	10.514	11200	9.629	10.532	172
2017	10.394	11.310	131	10.446	11.390	4062	10.514	11.493	13295	10.532	11.518	204
2018	11.310	10.100	128	11.390	10.192	4120	11.493	10.310	14145	11.518	10.337	256
2019	10.100	11.020	128	10.192	11.129	4065	10.310	11.268	14439	10.337	11.300	256
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
2014	9.726	10.267	25	10.046	10.287	1225	10.030	10.313	2657	9.684	10.319	40
2015	10.267	9.190	89	10.287	9.227	2317	10.313	9.273	4876	10.319	9.283	85
2016	9.190	9.560	92	9.227	9.617	2569	9.273	9.690	5348	9.283	9.705	90
2017	9.560	11.054	101	9.617	11.142	2444	9.690	11.254	5323	9.705	11.277	80
2018	11.054	9.836	92	11.142	9.935	2292	11.254	10.059	5785	11.277	10.085	94
2019	9.836	11.528	215	9.935	11.666	6343	10.059	11.842	20827	10.085	11.879	389
LVIP JPMorgan High Yield Fund - Service Class
2012	10.877	12.252	35	10.912	12.316	411	10.956	12.397	2,086	10.965	12.414	64
2013	12.252	12.798	32	12.316	12.891	338	12.397	13.008	2,137	12.414	13.032	69
2014	12.798	12.901	42	12.891	13.021	404	13.008	13.172	2136	13.032	13.203	54
2015	12.901	12.148	45	13.021	12.285	417	13.172	12.459	2345	13.203	12.494	58
2016	12.148	13.486	42	12.285	13.666	433	12.459	13.894	2825	12.494	13.940	49
2017	13.486	14.115	40	13.666	14.332	521	13.894	14.608	2872	13.940	14.663	59
2018	14.115	13.440	38	14.332	13.674	552	14.608	13.972	3042	14.663	14.032	59
2019	13.440	14.884	65	13.674	15.174	593	13.972	15.543	3350	14.032	15.617	74
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	11.894	12.389	19	12.074	12.557	43	12.070	12.591	1*
2018	N/A	N/A	N/A	12.389	11.618	27	12.557	11.805	144	12.591	11.843	4
2019	N/A	N/A	N/A	11.618	13.000	48	11.805	13.242	399	11.843	13.291	14
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2012	8.708	9.709	6	8.789	9.819	200	8.891	9.958	964	8.913	9.987	16
2013	9.709	11.817	24	9.819	11.975	883	9.958	12.175	5,465	9.987	12.217	120
2014	11.817	12.523	27	11.975	12.716	1955	12.175	12.961	8509	12.217	13.012	167
2015	12.523	11.326	83	12.716	11.523	3243	12.961	11.774	12596	13.012	11.827	284
2016	11.326	12.212	108	11.523	12.449	4318	11.774	12.752	17371	11.827	12.815	387
2017	12.212	13.729	94	12.449	14.024	4508	12.752	14.401	18583	12.815	14.480	424
2018	13.729	11.869	78	14.024	12.148	4435	14.401	12.506	19921	14.480	12.581	473
2019	11.869	13.514	78	12.148	13.859	4345	12.506	14.303	20273	12.581	14.396	491

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	9.931	10.040	2	9.708	10.052	245	9.943	10.068	1,100	9.766	10.072	39
2014	10.040	9.141	6	10.052	9.171	720	10.068	9.208	3444	10.072	9.216	88
2015	9.141	8.970	33	9.171	9.018	1282	9.208	9.077	7294	9.216	9.090	191
2016	8.970	8.678	43	9.018	8.742	1661	9.077	8.821	9485	9.090	8.837	206
2017	8.678	10.968	42	8.742	11.070	1944	8.821	11.199	12050	8.837	11.225	241
2018	10.968	9.867	46	11.070	9.978	2598	11.199	10.120	22110	11.225	10.149	492
2019	9.867	12.222	46	9.978	12.386	2689	10.120	12.593	27950	10.149	12.635	662
LVIP MFS International Growth Fund - Service Class
2012	7.270	8.509	28	7.338	8.605	446	7.423	8.727	1,968	7.440	8.752	76
2013	8.509	9.476	28	8.605	9.602	427	8.727	9.762	2,304	8.752	9.794	122
2014	9.476	8.819	46	9.602	8.954	570	9.762	9.126	2686	9.794	9.161	125
2015	8.819	8.757	54	8.954	8.908	641	9.126	9.102	2878	9.161	9.142	99
2016	8.757	8.726	54	8.908	8.895	692	9.102	9.111	2982	9.142	9.155	71
2017	8.726	11.278	43	8.895	11.520	757	9.111	11.830	3260	9.155	11.893	70
2018	11.278	10.145	47	11.520	10.383	796	11.830	10.689	4151	11.893	10.751	84
2019	10.145	12.685	70	10.383	13.008	792	10.689	13.425	4637	10.751	13.510	129
LVIP MFS Value Fund - Service Class
2012	8.177	9.324	29	8.252	9.429	1,451	8.348	9.562	6,242	8.367	9.589	135
2013	9.324	12.426	61	9.429	12.591	1,418	9.562	12.801	5,907	9.589	12.843	121
2014	12.426	13.460	75	12.591	13.666	1395	12.801	13.928	5648	12.843	13.982	162
2015	13.460	13.121	76	13.666	13.349	1511	13.928	13.639	5543	13.982	13.699	158
2016	13.121	14.671	68	13.349	14.955	1515	13.639	15.319	5526	13.699	15.393	156
2017	14.671	16.915	68	14.955	17.277	1548	15.319	17.742	5887	15.393	17.835	178
2018	16.915	14.922	70	17.277	15.273	1555	17.742	15.722	6398	17.835	15.813	172
2019	14.922	18.992	83	15.273	19.476	1542	15.722	20.100	7420	15.813	20.226	209
LVIP Mondrian International Value Fund - Service Class
2012	10.746	11.545	12	10.888	11.721	343	11.068	11.945	2,553	11.105	11.991	127
2013	11.545	13.792	31	11.721	14.030	704	11.945	14.334	3,824	11.991	14.396	174
2014	13.792	13.177	35	14.030	13.432	743	14.334	13.757	3983	14.396	13.824	162
2015	13.177	12.429	32	13.432	12.694	748	13.757	13.034	4102	13.824	13.104	168
2016	12.429	12.672	31	12.694	12.969	737	13.034	13.349	3916	13.104	13.427	161
2017	12.672	15.073	30	12.969	15.456	670	13.349	15.950	3401	13.427	16.051	148
2018	15.073	13.078	24	15.456	13.437	628	15.950	13.901	3352	16.051	13.996	135
2019	13.078	15.158	24	13.437	15.606	574	13.901	16.185	3240	13.996	16.304	126
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.260	9.806	27	10.202	9.822	164	10.114	9.825	5
2015	9.626	8.941	5	9.806	8.970	102	9.822	9.007	882	9.825	9.014	31
2016	8.941	9.272	5	8.970	9.321	160	9.007	9.383	1261	9.014	9.395	27
2017	9.272	10.950	5	9.321	11.030	225	9.383	11.131	1827	9.395	11.151	42
2018	10.950	9.839	6	11.030	9.931	289	11.131	10.047	2768	11.151	10.070	88
2019	9.839	11.540	5	9.931	11.671	262	10.047	11.837	2821	10.070	11.870	86
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	9.981	9.890	6	10.004	9.903	533	10.008	9.919	1450	10.000	9.922	59
2015	9.890	9.856	59	9.903	9.888	1395	9.919	9.929	7099	9.922	9.937	195
2016	9.856	9.915	90	9.888	9.967	2597	9.929	10.033	12692	9.937	10.047	333
2017	9.915	9.882	82	9.967	9.954	2896	10.033	10.045	16128	10.047	10.064	360
2018	9.882	9.798	79	9.954	9.890	3289	10.045	10.005	19530	10.064	10.028	469
2019	9.798	9.928	92	9.890	10.041	3554	10.005	10.183	22008	10.028	10.212	580
LVIP SSGA Bond Index Fund - Service Class
2012	11.709	11.920	127	11.791	12.028	3,667	11.896	12.164	21,040	11.917	12.192	567
2013	11.920	11.383	137	12.028	11.510	4,148	12.164	11.670	22,935	12.192	11.702	591
2014	11.383	11.799	142	11.510	11.954	4294	11.670	12.151	23029	11.702	12.190	604
2015	11.799	11.595	182	11.954	11.771	4254	12.151	11.994	23168	12.190	12.039	544
2016	11.595	11.626	150	11.771	11.825	4271	11.994	12.080	24078	12.039	12.131	645
2017	11.626	11.758	119	11.825	11.984	4205	12.080	12.272	24117	12.131	12.330	651
2018	11.758	11.487	104	11.984	11.731	3790	12.272	12.044	22447	12.330	12.107	657
2019	11.487	12.187	90	11.731	12.471	3471	12.044	12.836	21984	12.107	12.909	699

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Conservative Index Allocation Fund - Service Class
2012	N/A	N/A	N/A	10.534	11.286	210	10.571	11.355	1,512	10.579	11.369	15
2013	N/A	N/A	N/A	11.286	11.839	291	11.355	11.940	1,444	11.369	11.961	18
2014	N/A	N/A	N/A	11.839	12.177	281	11.940	12.312	1679	11.961	12.340	20
2015	12.117	11.719	19	12.177	11.847	297	12.312	12.009	1652	12.340	12.042	3
2016	11.719	12.062	19	11.847	12.218	310	12.009	12.416	1765	12.042	12.456	9
2017	12.062	13.090	15	12.218	13.286	300	12.416	13.534	1748	12.456	13.585	13
2018	13.090	12.274	14	13.286	12.483	283	13.534	12.748	1739	13.585	12.803	12
2019	N/A	N/A	N/A	12.483	14.078	327	12.748	14.413	1644	12.803	14.482	16
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2012	10.467	11.117	35	10.496	11.171	466	10.534	11.239	5,407	10.541	11.252	41
2013	11.117	11.667	34	11.171	11.747	447	11.239	11.848	5,111	11.252	11.868	62
2014	11.667	12.069	13	11.747	12.176	487	11.848	12.312	4837	11.868	12.339	59
2015	12.069	11.610	9	12.176	11.737	364	12.312	11.897	4844	12.339	11.929	54
2016	11.610	12.159	9	11.737	12.316	385	11.897	12.515	4639	11.929	12.555	94
2017	12.159	13.074	9	12.316	13.270	403	12.515	13.518	4191	12.555	13.568	53
2018	13.074	12.173	9	13.270	12.379	386	13.518	12.643	3497	13.568	12.696	56
2019	12.173	13.560	8	12.379	13.818	382	12.643	14.147	3056	12.696	14.214	33
LVIP SSGA Developed International 150 Fund - Service Class
2012	8.033	8.948	24	8.090	9.030	696	8.162	9.133	4,063	8.176	9.154	88
2013	8.948	10.553	21	9.030	10.671	631	9.133	10.819	3,661	9.154	10.849	84
2014	10.553	10.437	77	10.671	10.574	639	10.819	10.748	3869	10.849	10.784	123
2015	10.437	9.791	26	10.574	9.940	673	10.748	10.129	3887	10.784	10.167	93
2016	9.791	10.532	24	9.940	10.713	586	10.129	10.944	3568	10.167	10.991	71
2017	10.532	12.756	21	10.713	13.002	507	10.944	13.315	3407	10.991	13.378	69
2018	12.756	10.599	20	13.002	10.825	469	13.315	11.113	3416	13.378	11.171	61
2019	10.599	11.991	20	10.825	12.271	461	11.113	12.629	3062	11.171	12.702	80
LVIP SSGA Emerging Markets 100 Fund - Service Class
2012	11.755	12.982	24	11.837	13.098	543	11.943	13.249	3,361	11.965	13.280	81
2013	12.982	12.364	21	13.098	12.500	573	13.249	12.676	3,503	13.280	12.712	83
2014	12.364	11.711	28	12.500	11.863	628	12.676	12.060	3733	12.712	12.100	88
2015	11.711	9.522	36	11.863	9.665	723	12.060	9.851	4241	12.100	9.889	110
2016	9.522	10.776	32	9.665	10.959	658	9.851	11.197	3884	9.889	11.246	133
2017	10.776	13.078	26	10.959	13.328	627	11.197	13.651	3536	11.246	13.716	116
2018	13.078	11.240	26	13.328	11.477	653	13.651	11.785	3564	13.716	11.847	111
2019	11.240	11.857	25	11.477	12.131	637	11.785	12.488	3370	11.847	12.559	116
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	9.963	10.071	1*	10.042	10.074	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.071	11.647	21	10.074	11.680	92	11.068	11.687	5
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2012	10.590	11.539	90	10.730	11.715	1,119	10.908	11.938	8,480	10.944	11.984	119
2013	11.539	12.419	117	11.715	12.634	2,134	11.938	12.908	17,380	11.984	12.963	324
2014	12.419	12.657	84	12.634	12.901	2762	12.908	13.214	22140	12.963	13.277	431
2015	12.657	11.598	98	12.901	11.845	2972	13.214	12.163	25620	13.277	12.227	483
2016	11.598	12.007	126	11.845	12.288	2911	12.163	12.649	25450	12.227	12.722	561
2017	12.007	13.513	98	12.288	13.857	2801	12.649	14.300	25122	12.722	14.390	510
2018	13.513	12.163	72	13.857	12.497	2692	14.300	12.929	24850	14.390	13.017	556
2019	12.163	13.800	70	12.497	14.208	2558	12.929	14.736	23489	13.017	14.843	551
LVIP SSGA International Index Fund - Service Class
2012	7.219	8.358	37	7.270	8.433	1,226	7.334	8.529	6,379	7.347	8.549	205
2013	8.358	9.912	37	8.433	10.022	1,386	8.529	10.161	7,080	8.549	10.189	211
2014	9.912	9.148	38	10.022	9.268	1428	10.161	9.420	7351	10.189	9.451	208
2015	9.148	8.858	45	9.268	8.992	1410	9.420	9.162	7155	9.451	9.197	188
2016	8.858	8.768	41	8.992	8.919	1374	9.162	9.111	7136	9.197	9.150	188
2017	8.768	10.717	35	8.919	10.923	1109	9.111	11.186	6616	9.150	11.239	156
2018	10.717	9.065	33	10.923	9.258	1099	11.186	9.504	7076	11.239	9.554	185
2019	9.065	10.803	30	9.258	11.055	996	9.504	11.378	6631	9.554	11.443	179

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA International Managed Volatility Fund - Service Class
2014	10.448	9.158	2	10.117	9.177	97	10.053	9.200	655	10.135	9.204	11
2015	9.158	8.661	8	9.177	8.696	492	9.200	8.740	3466	9.204	8.748	82
2016	8.661	8.187	77	8.696	8.237	2559	8.740	8.299	16919	8.748	8.311	430
2017	8.187	9.973	74	8.237	10.053	2310	8.299	10.154	16298	8.311	10.174	463
2018	9.973	8.582	64	10.053	8.668	2226	10.154	8.777	17676	10.174	8.799	532
2019	8.582	9.992	52	8.668	10.113	2070	8.777	10.266	16854	8.799	10.296	517
LVIP SSGA Large Cap 100 Fund - Service Class
2012	10.827	11.910	30	10.903	12.018	990	11.000	12.155	5,786	11.019	12.183	150
2013	11.910	15.858	31	12.018	16.034	912	12.155	16.257	4,940	12.183	16.302	134
2014	15.858	18.144	60	16.034	18.383	862	16.257	18.685	4576	16.302	18.746	117
2015	18.144	16.954	61	18.383	17.211	832	18.685	17.538	4342	18.746	17.604	106
2016	16.954	20.196	58	17.211	20.543	706	17.538	20.986	3944	17.604	21.075	130
2017	20.196	23.511	21	20.543	23.963	684	20.986	24.540	3971	21.075	24.657	119
2018	23.511	20.485	18	23.963	20.921	710	24.540	21.478	3732	24.657	21.591	121
2019	20.485	25.562	19	20.921	26.158	715	21.478	26.922	3535	21.591	27.077	126
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	10.178	10.874	13	9.995	10.888	199	10.118	10.905	859	9.966	10.909	20
2014	10.874	11.351	43	10.888	11.388	435	10.905	11.435	3513	10.909	11.445	87
2015	11.351	10.553	63	11.388	10.608	1111	11.435	10.679	6694	11.445	10.693	183
2016	10.553	11.192	85	10.608	11.273	1974	10.679	11.376	10253	10.693	11.397	281
2017	11.192	13.284	79	11.273	13.408	2190	11.376	13.564	13494	11.397	13.596	339
2018	13.284	12.416	67	13.408	12.557	2495	13.564	12.735	23184	13.596	12.771	667
2019	12.416	14.746	65	12.557	14.943	2553	12.735	15.193	30256	12.771	15.244	910
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	11.062	12.506	151	11.125	12.542	923	11.069	12.549	25
2018	13.361	10.839	1*	12.506	10.886	193	12.542	10.944	1997	12.549	10.956	44
2019	10.839	13.367	3	10.886	13.451	287	10.944	13.557	2789	10.956	13.579	80
LVIP SSGA Moderate Index Allocation Fund - Service Class
2012	10.411	11.399	9	10.440	11.455	537	10.477	11.524	3,526	10.485	11.538	66
2013	11.399	12.566	9	11.455	12.653	662	11.524	12.761	4,385	11.538	12.783	112
2014	12.566	12.861	57	12.653	12.975	763	12.761	13.119	4965	12.783	13.148	109
2015	12.861	12.421	107	12.975	12.557	752	13.119	12.728	4721	13.148	12.763	182
2016	12.421	12.984	37	12.557	13.152	983	12.728	13.365	4981	12.763	13.407	160
2017	12.984	14.579	28	13.152	14.797	967	13.365	15.074	5412	13.407	15.130	192
2018	14.579	13.394	25	14.797	13.622	871	15.074	13.911	5900	15.130	13.970	215
2019	13.394	15.523	12	13.622	15.818	927	13.911	16.195	6002	13.970	16.271	238
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2012	10.370	11.236	26	10.399	11.290	2,100	10.436	11.358	14,018	10.443	11.372	205
2013	11.236	12.425	94	11.290	12.510	3,198	11.358	12.617	16,145	11.372	12.639	374
2014	12.425	12.855	90	12.510	12.969	3150	12.617	13.113	15360	12.639	13.142	376
2015	12.855	12.260	85	12.969	12.394	2912	13.113	12.563	14493	13.142	12.597	367
2016	12.260	13.133	79	12.394	13.302	2837	12.563	13.517	13644	12.597	13.561	356
2017	13.133	14.565	73	13.302	14.782	2609	13.517	15.059	13183	13.561	15.114	346
2018	14.565	13.259	88	14.782	13.484	2475	15.059	13.771	11715	15.114	13.829	349
2019	13.259	15.150	79	13.484	15.438	2208	13.771	15.806	9953	13.829	15.880	329
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2012	10.301	11.395	29	10.330	11.450	697	10.367	11.520	3,782	10.374	11.534	66
2013	11.395	12.824	54	11.450	12.912	756	11.520	13.023	4,296	11.534	13.045	88
2014	12.824	13.074	76	12.912	13.190	695	13.023	13.337	4542	13.045	13.366	99
2015	13.074	12.554	76	13.190	12.691	744	13.337	12.864	4696	13.366	12.899	85
2016	12.554	13.213	80	12.691	13.384	738	12.864	13.600	4738	12.899	13.644	78
2017	13.213	15.149	79	13.384	15.375	769	13.600	15.663	5003	13.644	15.721	84
2018	15.149	13.746	76	15.375	13.979	798	15.663	14.277	5300	15.721	14.337	90
2019	13.746	16.132	73	13.979	16.439	829	14.277	16.830	5130	14.337	16.910	102

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2012	10.443	11.402	22	10.472	11.457	1,304	10.509	11.527	10,085	10.517	11.541	58
2013	11.402	12.871	37	11.457	12.959	1,255	11.527	13.071	9,813	11.541	13.093	67
2014	12.871	13.282	29	12.959	13.400	1213	13.071	13.549	10024	13.093	13.579	70
2015	13.282	12.566	30	13.400	12.703	1224	13.549	12.876	9809	13.579	12.911	80
2016	12.566	13.607	30	12.703	13.783	1198	12.876	14.006	9087	12.911	14.051	67
2017	13.607	15.325	29	13.783	15.554	1339	14.006	15.845	9293	14.051	15.904	111
2018	15.325	13.790	27	15.554	14.024	1174	15.845	14.322	8425	15.904	14.382	86
2019	13.790	15.873	27	14.024	16.175	1020	14.322	16.560	7566	14.382	16.638	79
LVIP SSGA S&P 500 Index Fund - Service Class
2012	9.647	10.936	59	9.775	11.102	1,730	9.939	11.318	9,970	9.969	11.358	348
2013	10.936	14.150	86	11.102	14.394	2,194	11.318	14.710	10,701	11.358	14.770	402
2014	14.150	15.732	81	14.394	16.036	2102	14.710	16.429	10257	14.770	16.504	450
2015	15.732	15.601	98	16.036	15.934	2047	16.429	16.365	9962	16.504	16.448	403
2016	15.601	17.090	85	15.934	17.490	1955	16.365	18.008	10041	16.448	18.108	454
2017	17.090	20.365	79	17.490	20.884	1931	18.008	21.556	10736	18.108	21.686	429
2018	20.365	19.036	72	20.884	19.560	1900	21.556	20.240	11894	21.686	20.372	418
2019	19.036	24.481	75	19.560	25.204	1813	20.240	26.147	12791	20.372	26.330	472
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	10.013	10.028	10	10.009	10.041	259	9.999	10.057	1919	10.010	10.060	83
2019	10.028	10.301	19	10.041	10.335	532	10.057	10.377	4345	10.060	10.385	170
LVIP SSGA Small-Cap Index Fund - Service Class
2012	8.454	9.603	20	8.532	9.712	638	8.631	9.849	3,555	8.651	9.877	137
2013	9.603	12.982	45	9.712	13.155	1,064	9.849	13.374	4,853	9.877	13.418	189
2014	12.982	13.320	44	13.155	13.524	967	13.374	13.784	4538	13.418	13.836	163
2015	13.320	12.440	43	13.524	12.656	1008	13.784	12.932	4563	13.836	12.988	167
2016	12.440	14.715	41	12.656	15.001	883	12.932	15.366	4193	12.988	15.440	148
2017	14.715	16.474	38	15.001	16.827	839	15.366	17.280	4598	15.440	17.371	150
2018	16.474	14.312	39	16.827	14.648	962	17.280	15.080	5577	17.371	15.167	179
2019	14.312	17.540	39	14.648	17.988	1051	15.080	18.565	6546	15.167	18.682	220
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2012	12.879	14.369	15	12.971	14.501	269	13.086	14.666	1,643	13.108	14.699	42
2013	14.369	18.943	21	14.501	19.155	280	14.666	19.421	1,542	14.699	19.475	41
2014	18.943	19.367	19	19.155	19.623	262	19.421	19.945	1601	19.475	20.010	54
2015	19.367	17.684	17	19.623	17.953	349	19.945	18.294	1737	20.010	18.363	53
2016	17.684	22.549	16	17.953	22.939	288	18.294	23.434	1614	18.363	23.533	55
2017	22.549	23.503	9	22.939	23.956	330	23.434	24.534	1776	23.533	24.650	57
2018	23.503	19.938	7	23.956	20.363	346	24.534	20.907	1916	24.650	21.016	50
2019	19.938	23.417	7	20.363	23.964	366	20.907	24.666	2051	21.016	24.806	62
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	10.067	11.141	3	10.068	11.155	249	10.183	11.173	802	10.487	11.176	36
2014	11.141	10.769	12	11.155	10.804	890	11.173	10.848	3002	11.176	10.857	84
2015	10.769	9.639	60	10.804	9.690	1876	10.848	9.754	6924	10.857	9.767	201
2016	9.639	10.903	66	9.690	10.983	2561	9.754	11.083	10016	9.767	11.103	275
2017	10.903	12.200	68	10.983	12.314	2930	11.083	12.458	13238	11.103	12.486	327
2018	12.200	10.867	67	12.314	10.990	3454	12.458	11.146	20533	12.486	11.177	515
2019	10.867	12.203	62	10.990	12.366	3787	11.146	12.573	26369	11.177	12.614	673
LVIP T. Rowe Price Growth Stock Fund - Service Class
2012	8.743	10.139	40	8.824	10.254	468	8.927	10.399	2,437	8.947	10.428	82
2013	10.139	13.820	28	10.254	14.004	435	10.399	14.237	2,553	10.428	14.284	70
2014	13.820	14.726	51	14.004	14.952	524	14.237	15.240	2771	14.284	15.298	110
2015	14.726	15.983	61	14.952	16.261	801	15.240	16.615	3504	15.298	16.686	186
2016	15.983	15.886	64	16.261	16.194	749	16.615	16.588	3488	16.686	16.667	129
2017	15.886	20.818	79	16.194	21.264	777	16.588	21.836	3431	16.667	21.951	104
2018	20.818	20.177	60	21.264	20.651	913	21.836	21.260	3495	21.951	21.382	108
2019	20.177	25.921	68	20.651	26.583	867	21.260	27.434	3166	21.382	27.607	103

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2012	16.797	19.149	22	12.646	14.446	247	12.856	14.722	1,106	12.898	14.778	28
2013	19.149	25.301	16	14.446	19.125	231	14.722	19.540	1,202	14.778	19.624	22
2014	25.301	27.672	15	19.125	20.960	236	19.540	21.467	1227	19.624	21.570	31
2015	27.672	27.694	13	20.960	21.019	275	21.467	21.582	1437	21.570	21.696	51
2016	27.694	29.197	12	21.019	22.204	284	21.582	22.855	1425	21.696	22.988	44
2017	29.197	35.702	12	22.204	27.204	308	22.855	28.073	1725	22.988	28.248	49
2018	35.702	33.922	13	27.204	25.900	379	28.073	26.794	2201	28.248	26.975	68
2019	33.922	45.686	18	25.900	34.952	482	26.794	36.249	2735	26.975	36.512	78
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	9.725	9.550	3	9.808	9.553	108	N/A	N/A	N/A
2019	10.251	11.077	38	9.550	11.103	271	9.553	11.134	4933	9.986	11.140	180
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	9.949	9.508	43	10.056	9.521	815	10.079	9.537	7118	9.985	9.540	162
2016	9.508	9.699	47	9.521	9.732	1981	9.537	9.772	17278	9.540	9.781	273
2017	9.699	10.955	46	9.732	11.014	2463	9.772	11.088	22081	9.781	11.102	377
2018	10.955	10.242	20	11.014	10.317	2771	11.088	10.413	26682	11.102	10.432	537
2019	10.242	11.763	26	10.317	11.874	2986	10.413	12.013	30211	10.432	12.041	672
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2012	9.341	10.545	1*	9.353	10.579	161	9.367	10.622	1,248	9.370	10.631	70
2013	10.545	13.491	10	10.579	13.562	328	10.622	13.651	1,848	10.631	13.669	77
2014	13.491	14.839	26	13.562	14.947	376	13.651	15.083	1833	13.669	15.110	72
2015	14.839	14.500	54	14.947	14.635	396	15.083	14.805	2282	15.110	14.839	84
2016	14.500	15.939	55	14.635	16.119	490	14.805	16.347	2382	14.839	16.393	70
2017	15.939	18.775	56	16.119	19.025	439	16.347	19.343	3421	16.393	19.406	89
2018	18.775	17.495	56	19.025	17.764	540	19.343	18.106	4369	19.406	18.174	103
2019	17.495	22.343	34	17.764	22.732	592	18.106	23.227	4815	18.174	23.326	100
LVIP Vanguard International Equity ETF Fund - Service Class
2012	8.335	9.749	3	8.345	9.781	80	8.358	9.821	680	8.361	9.829	42
2013	9.749	10.966	4	9.781	11.024	119	9.821	11.096	1,022	9.829	11.111	40
2014	10.966	10.249	7	11.024	10.324	229	11.096	10.418	1322	11.111	10.437	50
2015	10.249	9.750	16	10.324	9.841	251	10.418	9.956	1803	10.437	9.979	58
2016	9.750	9.912	16	9.841	10.025	284	9.956	10.167	1956	9.979	10.195	65
2017	9.912	12.467	23	10.025	12.633	437	10.167	12.844	3315	10.195	12.886	104
2018	12.467	10.422	20	12.633	10.583	834	12.844	10.787	5066	12.886	10.827	124
2019	10.422	12.485	8	10.583	12.702	896	10.787	12.979	5899	10.827	13.034	118
LVIP VIP Mid Cap Managed Volatility(2)
2014	10.212	10.119	2	9.977	10.132	109	10.063	10.148	416	10.311	10.151	3
2015	10.119	9.467	17	10.132	9.498	575	10.148	9.537	2819	10.151	9.545	85
2016	9.467	10.225	18	9.498	10.278	715	9.537	10.344	3175	9.545	10.357	94
LVIP Wellington Capital Growth Fund - Service Class
2012	8.417	9.823	8	8.496	9.935	332	8.594	10.075	1,246	8.616	10.106	30
2013	9.823	13.096	8	9.935	13.271	303	10.075	13.492	1,118	10.106	13.541	27
2014	13.096	14.296	9	13.271	14.517	308	13.492	14.796	1049	13.541	14.856	20
2015	14.296	15.333	10	14.517	15.601	342	14.796	15.941	1223	14.856	16.014	68
2016	15.333	15.045	12	15.601	15.339	347	15.941	15.712	1174	16.014	15.791	24
2017	15.045	20.036	11	15.339	20.468	341	15.712	21.018	1155	15.791	21.135	25
2018	20.036	19.906	14	20.468	20.375	351	21.018	20.976	1413	21.135	21.103	58
2019	19.906	27.587	13	20.375	28.294	384	20.976	29.200	1465	21.103	29.392	39
LVIP Wellington Mid-Cap Value Fund - Service Class
2012	7.559	9.197	7	7.630	9.301	441	7.718	9.433	1,184	7.737	9.461	45
2013	9.197	12.094	7	9.301	12.255	345	9.433	12.460	1,308	9.461	12.503	32
2014	12.094	12.837	56	12.255	13.034	435	12.460	13.285	1540	12.503	13.337	57
2015	12.837	12.393	17	13.034	12.608	447	13.285	12.883	1577	13.337	12.940	60
2016	12.393	13.734	14	12.608	14.001	486	12.883	14.342	1634	12.940	14.413	49
2017	13.734	15.271	13	14.001	15.599	538	14.342	16.019	1745	14.413	16.105	49
2018	15.271	12.793	13	15.599	13.093	519	16.019	13.480	1901	16.105	13.559	51
2019	12.793	16.375	14	13.093	16.794	509	13.480	17.333	2023	13.559	17.444	53

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Western Asset Core Bond Fund - Service Class
2017	10.003	10.120	8	10.061	10.132	383	10.046	10.148	1883	10.092	10.152	44
2018	10.120	9.818	8	10.132	9.851	889	10.148	9.891	5867	10.152	9.901	147
2019	9.818	10.632	28	9.851	10.690	1644	9.891	10.760	11700	9.901	10.776	304
MFS® VIT Growth Series - Service Class
2012	6.021	6.926	3	13.995	16.133	56	9.566	11.054	539	9.582	11.079	34
2013	6.926	9.290	3	16.133	21.682	60	11.054	14.894	704	11.079	14.934	68
2014	9.290	9.922	5	21.682	23.203	72	14.894	15.978	701	14.934	16.030	64
2015	9.922	10.461	25	23.203	24.514	91	15.978	16.923	722	16.030	16.987	32
2016	10.461	10.504	12	24.514	24.663	105	16.923	17.069	939	16.987	17.141	52
2017	10.504	13.530	40	24.663	31.832	127	17.069	22.085	1045	17.141	22.189	47
2018	13.530	13.616	15	31.832	32.098	181	22.085	22.326	1438	22.189	22.442	45
2019	13.616	18.435	17	32.098	43.544	243	22.326	30.363	1791	22.442	30.536	64
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	18.803	19.224	50	15.672	16.020	684	15.533	16.116	4
2017	19.840	21.101	3	19.224	21.205	143	16.020	17.715	1342	16.116	17.829	10
2018	21.101	19.517	3	21.205	19.653	148	17.715	16.459	1625	17.829	16.573	23
2019	19.517	23.037	3	19.653	23.243	174	16.459	19.515	1742	16.573	19.660	24
MFS® VIT Utilities Series - Service Class
2012	16.281	18.112	19	22.276	24.831	467	17.100	19.110	2,223	17.157	19.182	82
2013	18.112	21.396	22	24.831	29.392	471	19.110	22.676	2,159	19.182	22.774	84
2014	21.396	23.646	28	29.392	32.548	534	22.676	25.174	2212	22.774	25.295	84
2015	23.646	19.807	23	32.548	27.317	440	25.174	21.182	2149	25.295	21.294	97
2016	19.807	21.651	27	27.317	29.919	490	21.182	23.257	2058	21.294	23.392	89
2017	21.651	24.359	26	29.919	33.729	417	23.257	26.284	1827	23.392	26.449	72
2018	24.359	24.130	23	33.729	33.479	353	26.284	26.155	1578	26.449	26.332	67
2019	24.130	29.592	20	33.479	41.140	320	26.155	32.220	1418	26.332	32.455	64
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2012	13.856	14.313	2	13.929	14.417	38	14.020	14.548	148	14.039	14.575	12
2013	14.313	11.995	3	14.417	12.106	39	14.548	12.247	205	14.575	12.275	10
2014	11.995	9.592	6	12.106	9.701	67	12.247	9.838	290	12.275	9.866	11
2015	9.592	7.007	13	9.701	7.100	109	9.838	7.219	395	9.866	7.243	12
2016	7.007	7.909	10	7.100	8.031	163	7.219	8.185	461	7.243	8.216	11
2017	7.909	7.931	17	8.031	8.069	164	8.185	8.245	470	8.216	8.280	8
2018	7.931	6.687	17	8.069	6.817	157	8.245	6.983	541	8.280	7.016	9
2019	6.687	7.316	16	6.817	7.474	156	6.983	7.675	489	7.016	7.715	11
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A	10.883	11.351	3	10.309	11.362	83	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	10.672	11.607	196	10.408	11.640	480	10.707	11.647	4
2018	N/A	N/A	N/A	11.607	11.069	190	11.640	11.129	1078	11.647	11.141	2
2019	N/A	N/A	N/A	11.069	13.516	308	11.129	13.622	1601	11.141	13.644	40
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	10.157	10.693	18	10.189	10.710	34	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.693	10.049	116	10.710	10.090	160	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.049	11.570	193	10.090	11.647	261	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2014	17.958	17.970	53	18.268	18.317	1106	18.663	18.760	3836	18.743	18.850	185
2015	17.970	16.898	54	18.317	17.259	1102	18.760	17.721	3629	18.850	17.814	176
2016	16.898	17.093	57	17.259	17.493	938	17.721	18.006	3065	17.814	18.110	153
2017	17.093	17.120	57	17.493	17.555	886	18.006	18.115	2790	18.110	18.229	146
2018	17.120	17.148	72	17.555	17.620	746	18.115	18.228	2431	18.229	18.352	135
2019	17.148	17.190	49	17.620	17.698	706	18.228	18.355	2268	18.352	18.489	115
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for the ChoicePlus Assurance B Share, ChoicePlus Assurance B Class, ChoicePlus Signature 1, ChoicePlus Assurance Prime and ChoicePlus Series-B Share.
(1)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(2)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

C-Share
	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2012	13.466	14.925	1*	9.160	10.172	3	9.398	10.467	25	9.446	10.522	2
2013	14.925	17.956	1*	10.172	12.263	3	10.467	12.649	26	10.522	12.723	1*
2014	17.956	18.419	1*	12.263	12.604	2	12.649	13.034	27	12.723	13.116	1*
2015	18.419	18.504	1*	12.604	12.688	2	13.034	13.154	25	13.116	13.243	6
2016	18.504	17.952	1*	12.688	12.334	2	13.154	12.819	19	13.243	12.912	6
2017	17.952	23.949	1*	12.334	16.487	2	12.819	17.177	25	12.912	17.311	9
2018	23.949	21.099	1*	16.487	14.554	1*	17.177	15.202	14	17.311	15.328	11
2019	21.099	26.800	1*	14.554	18.524	1*	15.202	19.397	14	15.328	19.567	10
AB VPS Small/Mid Cap Value Portfolio - Class B
2012	20.944	24.285	1*	20.106	23.359	32	20.627	24.025	46	20.734	24.162	3
2013	24.285	32.714	1*	23.359	31.530	52	24.025	32.510	49	24.162	32.711	3
2014	32.714	34.883	1*	31.530	33.687	48	32.510	34.821	44	32.711	35.055	3
2015	34.883	32.196	1*	33.687	31.155	40	34.821	32.284	38	35.055	32.517	3
2016	32.196	39.324	1*	31.155	38.129	43	32.284	39.610	43	32.517	39.915	3
2017	39.324	43.434	1*	38.129	42.198	44	39.610	43.946	36	39.915	44.307	3
2018	43.434	36.007	1*	42.198	35.053	37	43.946	36.597	43	44.307	36.916	3
2019	36.007	42.255	1*	35.053	41.218	33	36.597	43.141	48	36.916	43.539	2
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.396	10.590	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.590	9.775	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	9.775	10.831	2	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.144	10.384	10	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.654	11.552	6	10.384	11.600	34	10.990	11.609	6
2018	N/A	N/A	N/A	11.552	10.883	6	11.600	10.956	51	11.609	10.970	6
2019	N/A	N/A	N/A	10.883	12.742	22	10.956	12.859	42	10.970	12.882	10
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.745	9.511	7	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	9.511	11.904	10	N/A	N/A	N/A
BlackRock Global Allocation V.I. Fund - Class III
2012	11.685	12.576	10	11.746	12.668	351	11.823	12.783	969	11.839	12.806	50
2013	12.576	14.083	15	12.668	14.214	246	12.783	14.379	1,335	12.806	14.412	53
2014	14.083	14.050	15	14.214	14.209	215	14.379	14.410	1203	14.412	14.450	50
2015	14.050	13.613	16	14.209	13.795	175	14.410	14.025	859	14.450	14.071	39
2016	13.613	13.831	17	13.795	14.043	142	14.025	14.313	753	14.071	14.368	33
2017	13.831	15.392	14	14.043	15.660	107	14.313	16.001	743	14.368	16.070	30
2018	15.392	13.923	11	15.660	14.194	87	16.001	14.539	670	16.070	14.609	30
2019	13.923	16.046	7	14.194	16.391	73	14.539	16.832	546	14.609	16.922	22
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.388	11.285	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.834	11.024	4	11.285	11.070	3	12.806	11.079	2
2019	N/A	N/A	N/A	11.024	14.253	6	11.070	14.348	15	11.079	14.367	2
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	10.438	10.519	1*	10.430	10.536	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.519	10.521	1*	10.536	10.564	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.564	11.332	12	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.332	12.540	11	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.540	10.750	12	12.876	10.775	1*
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.750	14.019	12	10.775	14.059	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® Diversified Income Series - Service Class
2012	14.772	15.452	7	14.999	15.720	268	15.286	16.062	1,506	15.345	16.131	66
2013	15.452	14.909	5	15.720	15.198	222	16.062	15.567	1,526	16.131	15.642	81
2014	14.909	15.319	5	15.198	15.647	210	15.567	16.067	1400	15.642	16.152	59
2015	15.319	14.792	8	15.647	15.139	194	16.067	15.585	1405	16.152	15.675	53
2016	14.792	14.953	8	15.139	15.334	215	15.585	15.825	1203	15.675	15.925	46
2017	14.953	15.351	8	15.334	15.774	225	15.825	16.320	1221	15.925	16.431	53
2018	15.351	14.681	7	15.774	15.116	202	16.320	15.678	1207	16.431	15.793	84
2019	14.681	15.817	7	15.116	16.318	172	15.678	16.967	1268	15.793	17.100	84
Delaware VIP® Emerging Markets Series - Service Class
2012	15.039	16.807	2	15.238	17.064	125	15.490	17.390	316	15.541	17.456	14
2013	16.807	18.071	1*	17.064	18.384	102	17.390	18.782	447	17.456	18.863	13
2014	18.071	16.225	1*	18.384	16.539	94	18.782	16.940	396	18.863	17.021	10
2015	16.225	13.533	3	16.539	13.823	82	16.940	14.193	388	17.021	14.268	8
2016	13.533	15.058	3	13.823	15.411	78	14.193	15.863	262	14.268	15.955	8
2017	15.058	20.666	3	15.411	21.193	76	15.863	21.869	245	15.955	22.007	11
2018	20.666	16.985	3	21.193	17.452	74	21.869	18.055	295	22.007	18.178	9
2019	16.985	20.322	3	17.452	20.924	60	18.055	21.700	242	18.178	21.859	9
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2012	11.314	11.353	3	11.463	11.526	208	11.653	11.745	829	11.692	11.791	24
2013	11.353	10.964	3	11.526	11.153	158	11.745	11.394	874	11.791	11.444	31
2014	10.964	10.886	3	11.153	11.095	133	11.394	11.363	916	11.444	11.419	22
2015	10.886	10.721	3	11.095	10.950	138	11.363	11.242	795	11.419	11.303	28
2016	10.721	10.675	3	10.950	10.925	132	11.242	11.244	851	11.303	11.311	26
2017	10.675	10.649	2	10.925	10.919	116	11.244	11.267	616	11.311	11.339	28
2018	10.649	10.427	2	10.919	10.714	106	11.267	11.082	549	11.339	11.160	28
2019	10.427	10.695	2	10.714	11.011	91	11.082	11.418	511	11.160	11.504	23
Delaware VIP® REIT Series - Service Class
2012	N/A	N/A	N/A	21.830	24.964	48	22.395	25.674	78	11.955	13.713	12
2013	N/A	N/A	N/A	24.964	24.953	29	25.674	25.727	77	13.713	13.748	9
2014	N/A	N/A	N/A	24.953	31.597	30	25.727	32.659	75	13.748	17.461	7
2015	N/A	N/A	N/A	31.597	32.079	25	32.659	33.240	70	17.461	17.780	9
2016	33.266	31.607	1*	32.079	33.226	22	33.240	34.515	71	17.780	18.471	7
2017	31.607	31.327	1*	33.226	32.997	17	34.515	34.362	68	18.471	18.399	6
2018	31.327	28.356	1*	32.997	29.927	16	34.362	31.244	69	18.399	16.738	3
2019	28.356	35.107	1*	29.927	37.127	16	31.244	38.857	69	16.738	20.826	3
Delaware VIP® Small Cap Value Series - Service Class
2012	21.246	23.629	2	22.093	24.621	29	22.669	25.325	276	12.575	14.056	12
2013	23.629	30.798	2	24.621	32.155	27	25.325	33.158	206	14.056	18.413	16
2014	30.798	31.836	1*	32.155	33.305	29	33.158	34.430	196	18.413	19.129	7
2015	31.836	29.145	1*	33.305	30.551	25	34.430	31.662	118	19.129	17.600	30
2016	29.145	37.393	1*	30.551	39.275	23	31.662	40.805	115	17.600	22.693	12
2017	N/A	N/A	N/A	39.275	43.046	23	40.805	44.834	93	22.693	24.946	9
2018	N/A	N/A	N/A	43.046	35.061	22	44.834	36.610	100	24.946	20.380	9
2019	N/A	N/A	N/A	35.061	43.916	21	36.610	45.969	92	20.380	25.604	11
Delaware VIP® Smid Cap Core Series - Service Class
2012	20.811	22.550	1*	19.285	20.938	22	19.786	21.536	97	14.600	15.899	2
2013	22.550	31.114	1*	20.938	28.948	18	21.536	29.849	91	15.899	22.047	3
2014	31.114	31.326	1*	28.948	29.204	19	29.849	30.188	30	22.047	22.309	2
2015	31.326	32.901	1*	29.204	30.733	28	30.188	31.849	49	22.309	23.548	8
2016	32.901	34.782	1*	30.733	32.556	23	31.849	33.822	47	23.548	25.020	10
2017	34.782	40.300	1*	32.556	37.796	20	33.822	39.364	45	25.020	29.134	8
2018	40.300	34.551	1*	37.796	32.469	19	39.364	33.900	55	29.134	25.103	7
2019	34.551	43.708	1*	32.469	41.157	26	33.900	43.079	50	25.103	31.915	8

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2012	N/A	N/A	N/A	11.261	12.806	36	11.552	13.170	476	11.610	13.242	2
2013	N/A	N/A	N/A	12.806	16.884	72	13.170	17.407	53	13.242	17.512	3
2014	N/A	N/A	N/A	16.884	18.625	49	17.407	19.251	50	17.512	19.377	3
2015	N/A	N/A	N/A	18.625	19.193	40	19.251	19.887	61	19.377	20.028	3
2016	N/A	N/A	N/A	19.193	17.788	29	19.887	18.478	37	20.028	18.617	3
2017	N/A	N/A	N/A	17.788	22.348	16	18.478	23.272	34	18.617	23.460	2
2018	N/A	N/A	N/A	22.348	21.194	15	23.272	22.126	28	23.460	22.316	2
2019	N/A	N/A	N/A	21.194	26.372	12	22.126	27.601	21	22.316	27.851	1*
Delaware VIP® Value Series - Service Class
2012	N/A	N/A	N/A	13.603	15.266	30	13.958	15.704	174	11.090	12.484	15
2013	22.737	23.608	1*	15.266	19.969	26	15.704	20.592	168	12.484	16.378	31
2014	23.608	26.271	1*	19.969	22.266	39	20.592	23.019	187	16.378	18.317	20
2015	26.271	25.547	1*	22.266	21.696	22	23.019	22.486	168	18.317	17.902	15
2016	25.547	28.585	1*	21.696	24.324	36	22.486	25.273	181	17.902	20.131	16
2017	28.585	31.764	1*	24.324	27.083	32	25.273	28.210	138	20.131	22.481	14
2018	31.764	30.155	1*	27.083	25.764	25	28.210	26.902	128	22.481	21.450	14
2019	30.155	35.298	1*	25.764	30.217	33	26.902	31.632	110	21.450	25.234	18
DWS Alternative Asset Allocation VIP Portfolio - Class B
2012	N/A	N/A	N/A	11.978	12.847	6	12.056	12.963	48	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.847	12.693	11	12.963	12.840	136	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.693	12.851	12	12.840	13.032	62	13.170	13.068	3
2015	12.741	11.622	2	12.851	11.778	11	13.032	11.974	66	13.068	12.013	2
2016	11.622	11.942	2	11.778	12.127	12	11.974	12.360	57	12.013	12.406	2
2017	11.942	12.508	2	12.127	12.727	11	12.360	13.003	57	12.406	13.059	3
2018	12.508	11.097	2	12.727	11.314	18	13.003	11.589	52	13.059	11.644	3
2019	11.097	12.420	2	11.314	12.688	15	11.589	13.028	48	11.644	13.097	1*
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.164	11.107	15	10.242	11.110	1*
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2012	16.315	18.545	14	16.148	18.393	186	16.571	18.922	719	16.653	19.025	41
2013	18.545	23.769	14	18.393	23.621	191	18.922	24.361	609	19.025	24.506	40
2014	23.769	25.975	5	23.621	25.864	163	24.361	26.742	475	24.506	26.914	33
2015	25.975	25.528	5	25.864	25.470	148	26.742	26.400	431	26.914	26.584	28
2016	25.528	26.917	4	25.470	26.909	131	26.400	27.962	384	26.584	28.170	27
2017	26.917	32.031	3	26.909	32.087	115	27.962	33.425	316	28.170	33.691	31
2018	32.031	29.268	4	32.087	29.377	100	33.425	30.679	279	33.691	30.939	29
2019	29.268	37.605	3	29.377	37.820	80	30.679	39.595	222	30.939	39.951	26
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.462	10.518	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.518	12.170	2	11.593	12.189	1*
Fidelity® VIP Growth Portfolio - Service Class 2
2012	13.763	15.411	1*	10.966	12.303	30	11.251	12.654	170	10.838	12.196	8
2013	15.411	20.513	1*	12.303	16.409	27	12.654	16.920	182	12.196	16.315	23
2014	20.513	22.288	1*	16.409	17.864	27	16.920	18.466	157	16.315	17.815	30
2015	22.288	23.320	1*	17.864	18.729	31	18.466	19.409	140	17.815	18.734	33
2016	23.320	22.949	1*	18.729	18.468	22	19.409	19.186	124	18.734	18.528	8
2017	22.949	30.282	1*	18.468	24.418	20	19.186	25.431	95	18.528	24.571	10
2018	30.282	29.509	1*	24.418	23.842	17	25.431	24.894	95	24.571	24.064	8
2019	29.509	38.695	1*	23.842	31.326	15	24.894	32.790	80	24.064	31.713	9
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2012	12.712	14.253	1*	12.880	14.470	81	13.093	14.747	345	13.136	14.803	8
2013	14.253	18.954	1*	14.470	19.281	76	14.747	19.699	290	14.803	19.784	9
2014	18.954	19.670	1*	19.281	20.050	78	19.699	20.535	261	19.784	20.634	9
2015	19.670	18.937	1*	20.050	19.342	61	20.535	19.860	269	20.634	19.965	9
2016	18.937	20.745	1*	19.342	21.230	61	19.860	21.853	245	19.965	21.980	11
2017	20.745	24.473	1*	21.230	25.096	50	21.853	25.897	213	21.980	26.061	14
2018	24.473	20.414	1*	25.096	20.976	44	25.897	21.700	200	26.061	21.847	14
2019	20.414	24.610	1*	20.976	25.337	43	21.700	26.277	174	21.847	26.469	13

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	10.387	11.520	12	10.618	11.553	54	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.520	10.742	9	11.553	10.800	12	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.742	12.723	5	10.800	12.824	14	N/A	N/A	N/A
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2012	11.471	12.647	4	11.600	12.816	264	11.764	13.029	759	11.797	13.072	30
2013	12.647	14.104	3	12.816	14.320	269	13.029	14.595	719	13.072	14.651	43
2014	14.104	14.441	2	14.320	14.692	262	14.595	15.012	733	14.651	15.077	38
2015	14.441	13.137	1*	14.692	13.392	252	15.012	13.718	650	15.077	13.784	57
2016	13.137	14.661	1*	13.392	14.975	234	13.718	15.378	567	13.784	15.459	62
2017	14.661	15.737	1*	14.975	16.107	209	15.378	16.581	462	15.459	16.677	49
2018	15.737	14.739	1*	16.107	15.116	187	16.581	15.600	406	16.677	15.698	42
2019	14.739	16.742	1*	15.116	17.204	153	15.600	17.800	319	15.698	17.921	20
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	10.795	11.205	1*	10.544	11.237	33	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.205	10.503	2	11.237	10.560	36	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.503	11.953	2	10.560	12.048	48	11.669	12.067	4
Franklin Mutual Shares VIP Fund - Class 2
2012	9.098	10.173	3	9.207	10.316	102	9.337	10.488	385	9.363	10.522	23
2013	10.173	12.770	3	10.316	12.976	103	10.488	13.225	343	10.522	13.275	19
2014	12.770	13.389	3	12.976	13.631	82	13.225	13.928	320	13.275	13.988	12
2015	13.389	12.457	3	13.631	12.708	64	13.928	13.017	287	13.988	13.079	25
2016	12.457	14.150	2	12.708	14.464	60	13.017	14.853	263	13.079	14.931	24
2017	14.150	15.005	1*	14.464	15.369	56	14.853	15.822	243	14.931	15.913	24
2018	N/A	N/A	N/A	15.369	13.705	46	15.822	14.145	231	15.913	14.233	20
2019	N/A	N/A	N/A	13.705	16.475	42	14.145	17.045	170	14.233	17.161	15
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.716	11.286	17	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.286	10.079	44	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.079	12.133	43	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	11.161	12.264	19	10.806	12.300	5	11.146	12.307	3
2018	N/A	N/A	N/A	12.264	11.052	20	12.300	11.112	20	12.307	11.124	4
2019	N/A	N/A	N/A	11.052	13.923	34	11.112	14.033	34	11.124	14.055	4
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	22.220	21.820	1*	23.741	22.560	3	22.764	22.707	1*
2015	N/A	N/A	N/A	21.820	20.839	1*	22.560	21.600	11	22.707	21.751	2
2016	N/A	N/A	N/A	20.839	20.294	2	21.600	21.088	11	21.751	21.246	6
2017	N/A	N/A	N/A	20.294	24.425	1*	21.088	25.444	15	21.246	25.648	2
2018	N/A	N/A	N/A	24.425	20.311	1*	25.444	21.211	11	25.648	21.392	3
2019	N/A	N/A	N/A	20.311	25.544	1*	21.211	26.743	10	21.392	26.984	4
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	9.926	9.863	2	9.758	9.891	28	N/A	N/A	N/A
2018	N/A	N/A	N/A	9.863	9.650	4	9.891	9.702	36	9.797	9.713	7
2019	N/A	N/A	N/A	9.650	10.209	9	9.702	10.289	34	9.713	10.305	25
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.593	9.416	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.416	9.797	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.797	11.255	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.255	10.367	4	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.367	11.882	4	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.951	11.158	12	9.974	11.185	29	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.158	10.478	10	11.185	10.530	53	11.251	10.541	2
2016	N/A	N/A	N/A	10.478	12.067	32	10.530	12.158	91	10.541	12.176	1*
2017	12.471	13.311	1*	12.067	13.418	8	12.158	13.553	101	12.176	13.580	1*
2018	N/A	N/A	N/A	13.418	11.731	6	13.553	11.879	93	13.580	11.909	1*
2019	N/A	N/A	N/A	11.731	14.651	11	11.879	14.873	102	11.909	14.917	2

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP American Global Growth Fund - Service Class II
2012	N/A	N/A	N/A	10.983	13.152	10	11.024	13.234	20	11.032	13.251	4
2013	15.778	16.482	1*	13.152	16.599	63	13.234	16.744	31	13.251	16.773	5
2014	16.482	16.433	2	16.599	16.582	60	16.744	16.770	37	16.773	16.807	7
2015	16.433	17.141	2	16.582	17.331	55	16.770	17.571	49	16.807	17.619	5
2016	17.141	16.816	2	17.331	17.037	104	17.571	17.316	46	17.619	17.372	6
2017	16.816	21.560	2	17.037	21.886	110	17.316	22.300	34	17.372	22.384	6
2018	21.560	19.119	2	21.886	19.447	105	22.300	19.864	36	22.384	19.949	4
2019	19.119	25.220	2	19.447	25.704	84	19.864	26.321	35	19.949	26.447	5
LVIP American Global Small Capitalization Fund - Service Class II
2012	N/A	N/A	N/A	10.049	11.605	3	10.087	11.678	40	10.095	11.692	1*
2013	N/A	N/A	N/A	11.605	14.543	5	11.678	14.671	128	11.692	14.697	1*
2014	N/A	N/A	N/A	14.543	14.503	3	14.671	14.668	52	14.697	14.701	1*
2015	N/A	N/A	N/A	14.503	14.202	3	14.668	14.399	54	14.701	14.439	1*
2016	N/A	N/A	N/A	14.202	14.162	2	14.399	14.394	50	14.439	14.441	1*
2017	N/A	N/A	N/A	14.162	17.419	2	14.394	17.749	55	14.441	17.816	1*
2018	N/A	N/A	N/A	17.419	15.220	2	17.749	15.548	53	17.816	15.614	1*
2019	N/A	N/A	N/A	15.220	19.557	1*	15.548	20.028	47	15.614	20.123	1*
LVIP American Growth Fund - Service Class II
2012	N/A	N/A	N/A	11.645	13.413	40	11.689	13.497	121	11.698	13.514	7
2013	N/A	N/A	N/A	13.413	17.055	132	13.497	17.205	127	13.514	17.235	11
2014	N/A	N/A	N/A	17.055	18.085	140	17.205	18.290	142	17.235	18.331	11
2015	N/A	N/A	N/A	18.085	18.883	120	18.290	19.145	159	18.331	19.197	8
2016	N/A	N/A	N/A	18.883	20.204	116	19.145	20.535	154	19.197	20.602	8
2017	N/A	N/A	N/A	20.204	25.328	118	20.535	25.807	166	20.602	25.904	9
2018	N/A	N/A	N/A	25.328	24.680	103	25.807	25.210	159	25.904	25.317	11
2019	N/A	N/A	N/A	24.680	31.536	80	25.210	32.294	155	25.317	32.447	38
LVIP American Growth-Income Fund - Service Class II
2012	N/A	N/A	N/A	11.641	13.362	22	11.685	13.446	119	12.148	13.463	4
2013	N/A	N/A	N/A	13.362	17.431	30	13.446	17.585	131	13.463	17.615	7
2014	N/A	N/A	N/A	17.431	18.849	48	17.585	19.062	152	17.615	19.105	9
2015	N/A	N/A	N/A	18.849	18.692	52	19.062	18.951	176	19.105	19.003	4
2016	N/A	N/A	N/A	18.692	20.376	34	18.951	20.710	178	19.003	20.777	4
2017	N/A	N/A	N/A	20.376	24.370	41	20.710	24.831	182	20.777	24.925	4
2018	N/A	N/A	N/A	24.370	23.386	33	24.831	23.888	210	24.925	23.990	10
2019	N/A	N/A	N/A	23.386	28.829	29	23.888	29.522	211	23.990	29.662	29
LVIP American International Fund - Service Class II
2012	N/A	N/A	N/A	10.279	11.840	13	10.318	11.915	92	10.326	11.930	2
2013	N/A	N/A	N/A	11.840	14.068	16	11.915	14.192	88	11.930	14.216	1*
2014	N/A	N/A	N/A	14.068	13.382	17	14.192	13.534	103	14.216	13.564	1*
2015	N/A	N/A	N/A	13.382	12.489	13	13.534	12.662	134	13.564	12.697	2
2016	N/A	N/A	N/A	12.489	12.633	13	12.662	12.840	141	12.697	12.882	2
2017	N/A	N/A	N/A	12.633	16.310	12	12.840	16.619	154	12.882	16.681	4
2018	N/A	N/A	N/A	16.310	13.836	12	16.619	14.133	180	16.681	14.193	5
2019	N/A	N/A	N/A	13.836	16.613	12	14.133	17.012	158	14.193	17.094	6
LVIP Baron Growth Opportunities Fund - Service Class
2012	10.880	12.592	1*	11.003	12.759	48	11.158	12.972	409	11.190	13.015	5
2013	12.592	17.261	1*	12.759	17.526	96	12.972	17.863	374	13.015	17.931	7
2014	17.261	17.714	1*	17.526	18.022	94	17.863	18.414	366	17.931	18.494	6
2015	17.714	16.510	1*	18.022	16.831	87	18.414	17.240	366	18.494	17.323	6
2016	16.510	17.059	1*	16.831	17.425	84	17.240	17.894	153	17.323	17.989	10
2017	17.059	21.244	1*	17.425	21.743	87	17.894	22.384	108	17.989	22.514	4
2018	21.244	19.974	1*	21.743	20.485	74	22.384	21.140	122	22.514	21.274	5
2019	19.974	26.662	1*	20.485	27.398	56	21.140	28.346	108	21.274	28.540	6
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.215	13.232	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	13.232	12.280	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.023	13.793	3	12.280	14.051	1*	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2012	9.173	10.475	1*	9.295	10.636	25	9.449	10.840	61	10.724	10.881	1*
2013	10.475	12.091	1*	10.636	12.300	36	10.840	12.567	148	10.881	12.621	2
2014	12.091	12.215	1*	12.300	12.452	45	12.567	12.753	210	12.621	12.815	26
2015	12.215	11.346	6	12.452	11.589	58	12.753	11.900	241	12.815	11.963	22
2016	11.346	12.401	6	11.589	12.693	56	11.900	13.065	329	11.963	13.141	12
2017	12.401	14.097	6	12.693	14.457	53	13.065	14.919	308	13.141	15.013	13
2018	14.097	12.675	6	14.457	13.024	46	14.919	13.474	325	15.013	13.565	12
2019	12.675	14.675	6	13.024	15.110	50	13.474	15.670	377	13.565	15.785	17
LVIP BlackRock Emerging Markets Managed Volatility(1)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.548	10.969	1*	10.315	10.971	1*
2013	N/A	N/A	N/A	10.810	9.874	1*	10.969	9.907	93	10.971	9.914	2
2014	N/A	N/A	N/A	9.874	9.186	3	9.907	9.240	110	9.914	9.251	26
2015	N/A	N/A	N/A	9.186	7.638	14	9.240	7.702	139	9.251	7.715	10
2016	N/A	N/A	N/A	7.638	8.000	12	7.702	8.086	131	7.715	8.104	9
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	9.775	10.385	30	10.066	10.401	277	10.257	10.404	1*
2014	N/A	N/A	N/A	10.385	10.128	45	10.401	10.169	645	10.404	10.178	13
2015	N/A	N/A	N/A	10.128	9.470	59	10.169	9.532	726	10.178	9.545	13
2016	N/A	N/A	N/A	9.470	9.519	68	9.532	9.606	535	9.545	9.623	15
2017	N/A	N/A	N/A	9.519	10.531	47	9.606	10.653	500	9.623	10.678	14
2018	N/A	N/A	N/A	10.531	9.546	39	10.653	9.682	373	10.678	9.709	14
2019	N/A	N/A	N/A	9.546	10.881	23	9.682	11.063	340	9.709	11.099	14
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.177	10.128	23	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.323	11.299	10	10.128	11.346	54	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.299	10.711	1*	11.346	10.783	79	11.515	10.797	6
2019	N/A	N/A	N/A	10.711	12.358	7	10.783	12.471	84	10.797	12.494	6
LVIP BlackRock Global Real Estate Fund - Service Class
2012	6.406	7.799	1*	6.465	7.887	57	6.540	7.999	110	6.556	8.021	7
2013	7.799	7.865	1*	7.887	7.970	74	7.999	8.103	112	8.021	8.130	14
2014	7.865	8.745	1*	7.970	8.879	82	8.103	9.050	110	8.130	9.084	9
2015	8.745	8.433	3	8.879	8.580	78	9.050	8.767	378	9.084	8.805	9
2016	8.433	8.331	3	8.580	8.493	56	8.767	8.700	330	8.805	8.742	7
2017	8.331	9.017	3	8.493	9.211	39	8.700	9.459	339	8.742	9.509	8
2018	9.017	8.069	2	9.211	8.259	35	9.459	8.502	310	9.509	8.552	6
2019	8.069	9.841	2	8.259	10.092	25	8.502	10.416	346	8.552	10.482	2
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2012	11.512	11.459	2	11.056	11.520	96	11.101	11.596	630	11.110	11.611	4
2013	11.459	10.255	13	11.520	10.329	196	11.596	10.423	1,141	11.611	10.442	38
2014	10.255	10.326	14	10.329	10.421	157	10.423	10.543	893	10.442	10.567	34
2015	10.326	9.801	15	10.421	9.912	121	10.543	10.053	837	10.567	10.081	37
2016	9.801	9.912	9	9.912	10.044	135	10.053	10.212	722	10.081	10.246	32
2017	9.912	9.889	9	10.044	10.040	138	10.212	10.234	813	10.246	10.273	34
2018	9.889	9.681	9	10.040	9.849	92	10.234	10.064	698	10.273	10.108	30
2019	9.681	10.008	6	9.849	10.203	91	10.064	10.451	623	10.108	10.502	26
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.219	10.413	10	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.586	11.530	5	10.413	11.578	66	10.504	11.587	8
2018	N/A	N/A	N/A	11.530	10.960	21	11.578	11.033	92	11.587	11.047	10
2019	N/A	N/A	N/A	10.960	12.735	19	11.033	12.851	106	11.047	12.874	10
LVIP BlackRock U.S. Opportunities Managed Volatility(2)
2015	N/A	N/A	N/A	9.224	8.969	1*	10.127	8.984	11	10.128	8.987	1*
2016	N/A	N/A	N/A	8.969	9.331	1*	8.984	9.368	10	8.987	9.376	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2012	12.506	14.211	11	12.724	14.488	8	13.001	14.840	56	13.055	14.909	1*
2013	14.211	17.412	12	14.488	17.786	12	14.840	18.264	94	14.909	18.358	3
2014	17.412	17.908	1*	17.786	18.330	16	18.264	18.870	108	18.358	18.976	2
2015	17.908	17.718	1*	18.330	18.172	27	18.870	18.754	140	18.976	18.869	2
2016	17.718	17.071	1*	18.172	17.543	27	18.754	18.150	129	18.869	18.271	4
2017	17.071	21.021	1*	17.543	21.646	43	18.150	22.451	110	18.271	22.611	2
2018	21.021	19.638	1*	21.646	20.262	32	22.451	21.069	135	22.611	21.230	3
2019	19.638	22.995	1*	20.262	23.773	35	21.069	24.781	164	21.230	24.983	6
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2012	8.682	9.025	1*	8.851	9.220	10	8.864	9.256	52	8.885	9.282	4
2013	9.025	10.999	1*	9.220	11.259	10	9.256	11.332	163	9.282	11.369	5
2014	10.999	9.953	1*	11.259	10.208	13	11.332	10.300	220	11.369	10.339	4
2015	9.953	9.309	1*	10.208	9.567	30	10.300	9.677	213	10.339	9.719	4
2016	9.309	9.293	2	9.567	9.570	44	9.677	9.704	238	9.719	9.751	9
2017	9.293	11.392	1*	9.570	11.754	49	9.704	11.949	210	9.751	12.013	11
2018	11.392	11.164	1*	11.754	11.542	49	11.949	11.763	216	12.013	11.832	15
2019	11.164	13.614	1*	11.542	14.103	54	11.763	14.409	216	11.832	14.501	15
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	9.941	9.224	9	10.007	9.239	22	9.910	9.243	1*
2016	N/A	N/A	N/A	9.224	9.355	11	9.239	9.395	38	9.243	9.403	1*
2017	N/A	N/A	N/A	9.355	10.792	9	9.395	10.865	31	9.403	10.879	1*
2018	N/A	N/A	N/A	10.792	9.962	9	10.865	10.054	43	10.879	10.073	1*
2019	N/A	N/A	N/A	9.962	10.313	9	10.054	10.419	60	10.073	10.440	1*
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.040	10.391	1*	9.897	10.417	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.391	9.759	1*	10.417	9.808	30	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.759	10.398	8	9.808	10.477	35	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.398	12.299	8	10.477	12.423	46	10.611	12.448	8
2018	N/A	N/A	N/A	12.299	11.683	8	12.423	11.830	59	12.448	11.859	8
2019	N/A	N/A	N/A	11.683	13.626	15	11.830	13.832	98	11.859	13.874	8
LVIP Delaware Bond Fund - Service Class
2012	13.200	13.725	6	13.430	13.992	389	13.722	14.332	1,190	13.067	13.655	105
2013	13.725	13.078	3	13.992	13.359	330	14.332	13.718	1,083	13.655	13.076	107
2014	13.078	13.517	3	13.359	13.835	328	13.718	14.242	1029	13.076	13.583	71
2015	13.517	13.234	4	13.835	13.572	306	14.242	14.007	1135	13.583	13.365	58
2016	13.234	13.259	4	13.572	13.625	334	14.007	14.097	1141	13.365	13.458	67
2017	13.259	13.497	3	13.625	13.897	273	14.097	14.415	979	13.458	13.767	65
2018	13.497	13.054	3	13.897	13.469	291	14.415	14.005	971	13.767	13.383	80
2019	13.054	13.904	4	13.469	14.374	224	14.005	14.984	948	13.383	14.326	80
LVIP Delaware Diversified Floating Rate Fund - Service Class
2012	N/A	N/A	N/A	9.777	9.968	16	9.817	10.034	573	9.825	10.047	4
2013	9.745	9.754	1*	9.968	9.825	164	10.034	9.914	1,451	10.047	9.932	8
2014	9.754	9.581	3	9.825	9.670	184	9.914	9.783	1220	9.932	9.805	31
2015	9.581	9.286	3	9.670	9.391	171	9.783	9.524	1474	9.805	9.551	40
2016	9.286	9.271	1*	9.391	9.395	104	9.524	9.551	1120	9.551	9.583	22
2017	9.271	9.280	1*	9.395	9.423	114	9.551	9.604	1140	9.583	9.641	23
2018	9.280	9.085	1*	9.423	9.243	153	9.604	9.444	1072	9.641	9.485	38
2019	9.085	9.278	1*	9.243	9.458	127	9.444	9.688	1007	9.485	9.735	30
LVIP Delaware Social Awareness Fund - Service Class
2012	N/A	N/A	N/A	14.287	16.097	2	14.599	16.488	12	10.593	11.970	1*
2013	N/A	N/A	N/A	16.097	21.345	4	16.488	21.919	18	11.970	15.921	1*
2014	N/A	N/A	N/A	21.345	24.030	3	21.919	24.738	25	15.921	17.977	1*
2015	N/A	N/A	N/A	24.030	23.328	8	24.738	24.076	20	17.977	17.505	1*
2016	N/A	N/A	N/A	23.328	24.311	2	24.076	25.153	16	17.505	18.297	1*
2017	N/A	N/A	N/A	24.311	28.556	2	25.153	29.619	13	18.297	21.556	1*
2018	N/A	N/A	N/A	28.556	26.635	1*	29.619	27.695	22	21.556	20.167	1*
2019	N/A	N/A	N/A	26.635	34.352	1*	27.695	35.808	20	20.167	26.088	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Special Opportunities Fund - Service Class
2012	N/A	N/A	N/A	8.518	9.567	10	8.616	9.702	61	8.636	9.730	3
2013	N/A	N/A	N/A	9.567	12.509	8	9.702	12.717	44	9.730	12.759	3
2014	N/A	N/A	N/A	12.509	13.157	9	12.717	13.409	44	12.759	13.461	2
2015	N/A	N/A	N/A	13.157	12.891	11	13.409	13.172	49	13.461	13.229	2
2016	N/A	N/A	N/A	12.891	15.169	8	13.172	15.538	56	13.229	15.613	3
2017	N/A	N/A	N/A	15.169	17.456	8	15.538	17.925	49	15.613	18.020	3
2018	N/A	N/A	N/A	17.456	14.543	7	17.925	14.972	53	18.020	15.059	5
2019	N/A	N/A	N/A	14.543	18.536	7	14.972	19.130	46	15.059	19.251	5
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A	18.077	19.858	13	18.703	20.597	22	18.831	20.748	3
2018	N/A	N/A	N/A	19.858	18.410	12	20.597	19.144	16	20.748	19.294	1*
2019	N/A	N/A	N/A	18.410	20.873	12	19.144	21.759	16	19.294	21.941	1*
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.015	8.964	19	8.830	8.967	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.964	9.186	31	8.967	9.194	17
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.186	11.471	49	9.194	11.488	5
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.471	9.276	54	11.488	9.294	7
2019	N/A	N/A	N/A	N/A	N/A	N/A	9.276	10.991	55	9.294	11.018	3
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2012	N/A	N/A	N/A	8.282	9.622	1*	8.295	9.662	91	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.622	10.836	9	9.662	10.908	282	10.372	10.922	5
2014	N/A	N/A	N/A	10.836	9.805	9	10.908	9.895	529	10.922	9.912	10
2015	N/A	N/A	N/A	9.805	9.211	25	9.895	9.318	567	9.912	9.340	12
2016	N/A	N/A	N/A	9.211	9.188	27	9.318	9.319	502	9.340	9.345	9
2017	10.069	11.190	1*	9.188	11.340	31	9.319	11.529	423	9.345	11.568	8
2018	N/A	N/A	N/A	11.340	9.309	34	11.529	9.489	446	11.568	9.525	12
2019	N/A	N/A	N/A	9.309	10.637	44	9.489	10.871	429	9.525	10.917	11
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2015	15.694	15.000	1*	15.997	15.320	2	16.384	15.731	25	16.463	15.814	10
2016	15.000	16.737	1*	15.320	17.129	5	15.731	17.632	48	15.814	17.734	10
2017	16.737	19.732	1*	17.129	20.235	4	17.632	20.881	60	17.734	21.012	11
2018	19.732	17.844	1*	20.235	18.335	5	20.881	18.968	57	21.012	19.097	11
2019	17.844	22.644	1*	18.335	23.313	5	18.968	24.178	62	19.097	24.355	10
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.781	10.714	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.714	12.431	17	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.431	11.016	7	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	11.016	13.918	14	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2012	N/A	N/A	N/A	9.335	10.722	2	9.351	10.767	110	9.353	10.774	2
2013	N/A	N/A	N/A	10.722	13.549	16	10.767	13.639	442	10.774	13.656	25
2014	N/A	N/A	N/A	13.549	13.877	14	13.639	14.004	547	13.656	14.028	5
2015	13.609	12.425	1*	13.877	12.541	26	14.004	12.688	514	14.028	12.716	12
2016	N/A	N/A	N/A	12.541	13.635	28	12.688	13.829	399	12.716	13.866	14
2017	14.262	15.685	1*	13.635	15.895	28	13.829	16.161	339	13.866	16.213	5
2018	N/A	N/A	N/A	15.895	14.338	22	16.161	14.615	339	16.213	14.669	5
2019	N/A	N/A	N/A	14.338	16.771	25	14.615	17.138	327	14.669	17.210	2
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2012	N/A	N/A	N/A	10.321	10.474	7	10.337	10.517	193	10.550	10.525	3
2013	N/A	N/A	N/A	10.474	9.963	9	10.517	10.029	483	10.525	10.042	4
2014	N/A	N/A	N/A	9.963	10.200	15	10.029	10.293	695	10.042	10.312	7
2015	N/A	N/A	N/A	10.200	10.009	37	10.293	10.126	668	10.312	10.149	12
2016	N/A	N/A	N/A	10.009	9.996	48	10.126	10.138	1022	10.149	10.167	18
2017	N/A	N/A	N/A	9.996	10.067	52	10.138	10.235	986	10.167	10.269	11
2018	N/A	N/A	N/A	10.067	9.834	40	10.235	10.023	923	10.269	10.062	14
2019	N/A	N/A	N/A	9.834	10.339	86	10.023	10.565	1144	10.062	10.610	14

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	9.878	11.030	1*	9.747	11.048	76	10.678	11.051	1*
2014	N/A	N/A	N/A	11.030	11.446	5	11.048	11.493	123	11.051	11.502	3
2015	N/A	N/A	N/A	11.446	10.647	32	11.493	10.717	168	11.502	10.731	29
2016	N/A	N/A	N/A	10.647	11.090	29	10.717	11.192	151	10.731	11.212	24
2017	N/A	N/A	N/A	11.090	12.902	27	11.192	13.052	146	11.212	13.082	21
2018	N/A	N/A	N/A	12.902	11.870	23	13.052	12.039	137	13.082	12.073	20
2019	N/A	N/A	N/A	11.870	13.925	26	12.039	14.158	120	12.073	14.205	4
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2012	7.305	8.645	1*	7.373	8.742	48	7.458	8.866	309	7.476	8.891	6
2013	8.645	10.122	1*	8.742	10.257	128	8.866	10.428	555	8.891	10.462	10
2014	10.122	9.686	1*	10.257	9.834	142	10.428	10.023	628	10.462	10.062	17
2015	9.686	8.697	2	9.834	8.848	157	10.023	9.041	647	10.062	9.080	18
2016	8.697	8.696	1*	8.848	8.865	68	9.041	9.081	558	9.080	9.124	24
2017	8.696	10.307	1*	8.865	10.528	61	9.081	10.811	501	9.124	10.869	20
2018	10.307	9.143	1*	10.528	9.358	59	10.811	9.634	485	10.869	9.690	17
2019	9.143	10.068	1*	9.358	10.325	58	9.634	10.656	429	9.690	10.724	31
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.529	10.970	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.970	10.370	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.370	12.100	6	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.132	10.232	2	9.985	10.252	18	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.232	9.229	6	10.252	9.270	63	10.390	9.281	2
2016	9.682	9.981	1*	9.229	10.041	10	9.270	10.112	71	9.281	10.129	3
2017	9.981	10.826	1*	10.041	10.913	11	10.112	11.017	65	10.129	11.041	1*
2018	10.826	9.874	1*	10.913	9.973	13	11.017	10.094	56	11.041	10.121	1*
2019	9.874	11.195	1*	9.973	11.327	12	10.094	11.490	54	10.121	11.526	1*
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	9.897	11.089	32	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2012	12.170	13.043	12	12.331	13.242	193	12.535	13.495	933	12.576	13.546	61
2013	13.043	13.975	12	13.242	14.216	154	13.495	14.524	1,027	13.546	14.586	65
2014	13.975	14.420	12	14.216	14.699	138	14.524	15.054	1059	14.586	15.127	78
2015	14.420	13.798	12	14.699	14.093	82	15.054	14.470	1034	15.127	14.547	79
2016	13.798	14.146	12	14.093	14.477	86	14.470	14.902	1016	14.547	14.989	78
2017	14.146	15.261	13	14.477	15.649	78	14.902	16.149	913	14.989	16.251	75
2018	N/A	N/A	N/A	15.649	14.627	41	16.149	15.132	717	16.251	15.235	51
2019	N/A	N/A	N/A	14.627	16.456	45	15.132	17.067	624	15.235	17.191	48
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2012	11.157	11.889	1*	11.305	12.070	239	11.492	12.301	1,212	11.530	12.348	13
2013	11.889	13.180	5	12.070	13.407	302	12.301	13.698	2,080	12.348	13.757	41
2014	13.180	13.313	5	13.407	13.570	341	13.698	13.899	2387	13.757	13.965	40
2015	13.313	12.517	4	13.570	12.785	356	13.899	13.127	2328	13.965	13.197	97
2016	N/A	N/A	N/A	12.785	13.101	318	13.127	13.485	2314	13.197	13.563	142
2017	N/A	N/A	N/A	13.101	14.819	244	13.485	15.292	2076	13.563	15.388	83
2018	N/A	N/A	N/A	14.819	13.579	171	15.292	14.048	1717	15.388	14.144	98
2019	N/A	N/A	N/A	13.579	15.390	141	14.048	15.961	1295	14.144	16.077	77
LVIP Global Income Fund - Service Class
2012	N/A	N/A	N/A	11.302	11.907	109	11.376	12.015	595	11.388	12.033	8
2013	N/A	N/A	N/A	11.907	11.319	103	12.015	11.450	639	12.033	11.474	10
2014	N/A	N/A	N/A	11.319	11.288	56	11.450	11.447	690	11.474	11.476	22
2015	11.100	10.676	4	11.288	10.819	57	11.447	10.999	616	11.476	11.032	9
2016	10.676	10.476	4	10.819	10.637	54	10.999	10.841	572	11.032	10.880	11
2017	10.476	10.744	5	10.637	10.931	55	10.841	11.169	552	10.880	11.214	14
2018	10.744	10.689	4	10.931	10.897	57	11.169	11.162	508	11.214	11.213	13
2019	10.689	11.139	4	10.897	11.378	55	11.162	11.684	464	11.213	11.743	11

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2012	11.778	12.601	2	11.933	12.794	362	12.131	13.038	2,084	12.171	13.088	122
2013	12.601	13.762	8	12.794	14.000	347	13.038	14.303	2,854	13.088	14.364	114
2014	13.762	13.992	8	14.000	14.263	301	14.303	14.608	2961	14.364	14.678	121
2015	13.992	13.199	17	14.263	13.481	270	14.608	13.842	3015	14.678	13.916	189
2016	13.199	13.445	17	13.481	13.760	259	13.842	14.163	2661	13.916	14.246	146
2017	13.445	15.006	17	13.760	15.388	171	14.163	15.880	2343	14.246	15.980	141
2018	15.006	13.854	16	15.388	14.235	154	15.880	14.726	2137	15.980	14.827	87
2019	13.854	15.557	16	14.235	16.017	144	14.726	16.611	1880	14.827	16.733	81
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	10.545	10.822	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.822	10.119	2	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.119	11.274	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2012	9.603	9.401	8	9.770	9.583	437	9.982	9.817	1,615	10.200	10.036	95
2013	9.401	9.203	31	9.583	9.401	406	9.817	9.654	1,256	10.036	9.874	122
2014	9.203	9.010	6	9.401	9.221	221	9.654	9.493	1243	9.874	9.715	93
2015	9.010	8.820	5	9.221	9.045	264	9.493	9.335	1369	9.715	9.558	201
2016	8.820	8.635	5	9.045	8.873	122	9.335	9.180	558	9.558	9.404	112
2017	8.635	8.466	5	8.873	8.717	92	9.180	9.042	750	9.404	9.267	349
2018	8.466	8.381	4	8.717	8.647	85	9.042	8.991	563	9.267	9.219	368
2019	8.381	8.328	4	8.647	8.610	73	8.991	8.975	361	9.219	9.208	78
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.353	10.236	2	9.774	10.244	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.236	9.519	2	10.244	9.550	21	10.309	9.566	1*
2016	N/A	N/A	N/A	9.519	10.339	10	9.550	10.399	81	9.566	10.421	4
2017	N/A	N/A	N/A	10.339	11.228	10	10.399	11.322	75	10.421	11.351	4
2018	N/A	N/A	N/A	11.228	10.007	13	11.322	10.116	97	11.351	10.147	4
2019	N/A	N/A	N/A	10.007	10.909	13	10.116	11.038	87	10.147	11.075	4
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.025	10.247	1*	9.542	10.272	30	10.364	10.274	17
2015	N/A	N/A	N/A	10.247	9.154	1*	10.272	9.200	39	10.274	9.205	1*
2016	N/A	N/A	N/A	9.154	9.503	1*	9.200	9.575	31	9.205	9.586	2
2017	9.912	10.879	1*	9.503	10.966	2	9.575	11.076	27	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.966	9.738	2	11.076	9.861	35	N/A	N/A	N/A
2019	N/A	N/A	N/A	9.738	11.390	15	9.861	11.562	115	10.560	11.593	4
LVIP JPMorgan High Yield Fund - Service Class
2012	N/A	N/A	N/A	10.841	12.188	30	10.885	12.268	287	10.894	12.284	6
2013	N/A	N/A	N/A	12.188	12.706	33	12.268	12.821	419	12.284	12.844	7
2014	N/A	N/A	N/A	12.706	12.782	51	12.821	12.931	275	12.844	12.961	7
2015	N/A	N/A	N/A	12.782	12.012	46	12.931	12.182	207	12.961	12.216	9
2016	N/A	N/A	N/A	12.012	13.309	34	12.182	13.531	389	12.216	13.576	10
2017	N/A	N/A	N/A	13.309	13.902	32	13.531	14.169	282	13.576	14.223	7
2018	N/A	N/A	N/A	13.902	13.211	29	14.169	13.499	465	14.223	13.557	6
2019	N/A	N/A	N/A	13.211	14.601	28	13.499	14.956	297	13.557	15.028	7
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	12.204	12.290	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.290	11.507	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	11.507	12.857	4	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2012	8.548	9.493	1*	8.628	9.601	9	8.728	9.736	52	8.739	9.754	3
2013	9.493	11.509	1*	9.601	11.663	17	9.736	11.857	169	9.754	11.884	3
2014	11.509	12.148	1*	11.663	12.335	25	11.857	12.572	185	11.884	12.607	18
2015	12.148	10.942	1*	12.335	11.133	36	12.572	11.375	228	12.607	11.413	3
2016	10.942	11.751	1*	11.133	11.980	42	11.375	12.271	463	11.413	12.317	7
2017	11.751	13.158	1*	11.980	13.441	45	12.271	13.802	438	12.317	13.861	4
2018	13.158	11.330	1*	13.441	11.597	36	13.802	11.938	204	13.861	11.996	5
2019	11.330	12.849	1*	11.597	13.178	40	11.938	13.599	183	11.996	13.672	4

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	9.759	10.027	6	9.707	10.043	44	9.816	10.046	1*
2014	N/A	N/A	N/A	10.027	9.111	8	10.043	9.148	86	10.046	9.156	26
2015	N/A	N/A	N/A	9.111	8.923	32	9.148	8.982	115	9.156	8.994	23
2016	N/A	N/A	N/A	8.923	8.615	32	8.982	8.694	119	8.994	8.710	1*
2017	N/A	N/A	N/A	8.615	10.866	56	8.694	10.993	134	8.710	11.019	1*
2018	N/A	N/A	N/A	10.866	9.756	26	10.993	9.895	180	11.019	9.922	3
2019	N/A	N/A	N/A	9.756	12.061	43	9.895	12.263	182	9.922	12.304	2
LVIP MFS International Growth Fund - Service Class
2012	N/A	N/A	N/A	7.203	8.414	24	7.287	8.533	326	7.304	8.557	1*
2013	N/A	N/A	N/A	8.414	9.351	23	8.533	9.507	118	8.557	9.539	4
2014	N/A	N/A	N/A	9.351	8.685	27	9.507	8.852	147	9.539	8.886	6
2015	N/A	N/A	N/A	8.685	8.607	33	8.852	8.794	146	8.886	8.832	8
2016	N/A	N/A	N/A	8.607	8.559	29	8.794	8.767	125	8.832	8.810	7
2017	N/A	N/A	N/A	8.559	11.041	22	8.767	11.338	107	8.810	11.398	3
2018	N/A	N/A	N/A	11.041	9.911	18	11.338	10.203	126	11.398	10.263	9
2019	N/A	N/A	N/A	9.911	12.368	11	10.203	12.765	141	10.263	12.845	15
LVIP MFS Value Fund - Service Class
2012	8.028	9.117	1*	8.101	9.219	67	8.195	9.350	431	8.214	9.376	10
2013	9.117	12.102	1*	9.219	12.262	197	9.350	12.467	320	9.376	12.508	9
2014	12.102	13.057	1*	12.262	13.256	189	12.467	13.511	329	12.508	13.562	10
2015	13.057	12.678	1*	13.256	12.897	200	13.511	13.178	307	13.562	13.234	12
2016	12.678	14.118	1*	12.897	14.391	184	13.178	14.741	317	13.234	14.812	36
2017	14.118	16.213	1*	14.391	16.559	187	14.741	17.004	296	14.812	17.095	12
2018	16.213	14.246	1*	16.559	14.579	150	17.004	15.009	262	17.095	15.096	11
2019	14.246	18.058	1*	14.579	18.518	115	15.009	19.111	237	15.096	19.232	12
LVIP Mondrian International Value Fund - Service Class
2012	16.062	17.188	8	16.340	17.521	11	16.696	17.948	70	10.817	11.633	2
2013	17.188	20.451	9	17.521	20.888	27	17.948	21.450	183	11.633	13.910	11
2014	20.451	19.462	1*	20.888	19.918	25	21.450	20.505	121	13.910	13.304	6
2015	19.462	18.283	1*	19.918	18.749	32	20.505	19.350	114	13.304	12.561	5
2016	18.283	18.566	1*	18.749	19.078	23	19.350	19.739	108	12.561	12.820	14
2017	18.566	21.995	1*	19.078	22.646	19	19.739	23.490	92	12.820	15.263	7
2018	21.995	19.008	1*	22.646	19.610	19	23.490	20.391	92	15.263	13.256	8
2019	19.008	21.944	1*	19.610	22.684	16	20.391	23.646	89	13.256	15.380	6
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.197	9.797	16	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.797	8.948	22	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	8.948	9.284	29	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.284	10.970	22	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.970	9.862	27	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	9.862	11.573	34	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	9.970	9.878	3	10.001	9.893	32	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.878	9.824	33	9.893	9.864	198	9.947	9.872	16
2016	N/A	N/A	N/A	9.824	9.863	23	9.864	9.928	264	9.872	9.941	24
2017	9.816	9.740	1*	9.863	9.811	29	9.928	9.900	275	9.941	9.918	7
2018	N/A	N/A	N/A	9.811	9.708	27	9.900	9.821	310	9.918	9.844	16
2019	N/A	N/A	N/A	9.708	9.817	27	9.821	9.956	270	9.844	9.984	18
LVIP SSGA Bond Index Fund - Service Class
2012	N/A	N/A	N/A	11.627	11.812	87	11.729	11.946	1,211	11.750	11.973	26
2013	N/A	N/A	N/A	11.812	11.258	84	11.946	11.415	1,334	11.973	11.446	28
2014	N/A	N/A	N/A	11.258	11.647	80	11.415	11.838	1198	11.446	11.877	30
2015	N/A	N/A	N/A	11.647	11.422	91	11.838	11.639	1121	11.877	11.682	33
2016	N/A	N/A	N/A	11.422	11.429	90	11.639	11.675	1169	11.682	11.725	37
2017	N/A	N/A	N/A	11.429	11.536	109	11.675	11.814	1099	11.725	11.870	34
2018	N/A	N/A	N/A	11.536	11.248	99	11.814	11.548	844	11.870	11.609	39
2019	N/A	N/A	N/A	11.248	11.910	82	11.548	12.258	657	11.609	12.328	46

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Conservative Index Allocation Fund - Service Class
2012	N/A	N/A	N/A	10.828	11.178	20	10.511	11.245	55	11.191	11.259	16
2013	11.460	11.598	1*	11.178	11.678	20	11.245	11.778	76	N/A	N/A	N/A
2014	11.598	11.858	11	11.678	11.964	21	11.778	12.097	110	12.218	12.123	3
2015	11.858	11.468	11	11.964	11.593	21	12.097	11.751	141	12.123	11.783	8
2016	11.468	11.756	11	11.593	11.908	21	11.751	12.101	127	11.783	12.140	11
2017	11.756	12.707	11	11.908	12.897	22	12.101	13.139	129	12.140	13.188	11
2018	12.707	11.868	11	12.897	12.070	25	13.139	12.326	116	13.188	12.378	3
2019	11.868	13.304	11	12.070	13.558	17	12.326	13.881	95	12.378	13.946	4
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2012	N/A	N/A	N/A	10.437	11.063	16	10.474	11.130	162	10.779	11.144	2
2013	N/A	N/A	N/A	11.063	11.588	27	11.130	11.687	172	11.144	11.707	1*
2014	N/A	N/A	N/A	11.588	11.963	12	11.687	12.096	197	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.963	11.485	12	12.096	11.642	192	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.485	12.004	26	11.642	12.198	175	11.935	12.237	10
2017	N/A	N/A	N/A	12.004	12.882	25	12.198	13.123	151	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.882	11.969	24	13.123	12.224	108	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.969	13.307	24	12.224	13.624	105	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2012	N/A	N/A	N/A	7.977	8.868	22	8.047	8.969	248	8.061	8.989	4
2013	N/A	N/A	N/A	8.868	10.438	23	8.969	10.583	221	8.989	10.612	4
2014	N/A	N/A	N/A	10.438	10.302	28	10.583	10.472	196	10.612	10.506	3
2015	N/A	N/A	N/A	10.302	9.645	18	10.472	9.828	184	10.506	9.865	4
2016	N/A	N/A	N/A	9.645	10.354	20	9.828	10.577	173	9.865	10.622	4
2017	N/A	N/A	N/A	10.354	12.516	20	10.577	12.817	145	10.622	12.878	5
2018	N/A	N/A	N/A	12.516	10.378	21	12.817	10.655	126	12.878	10.711	9
2019	N/A	N/A	N/A	10.378	11.718	11	10.655	12.061	90	10.711	12.130	10
LVIP SSGA Emerging Markets 100 Fund - Service Class
2012	N/A	N/A	N/A	11.672	12.865	25	11.776	13.012	496	11.797	13.041	4
2013	N/A	N/A	N/A	12.865	12.228	34	13.012	12.399	364	13.041	12.433	10
2014	N/A	N/A	N/A	12.228	11.559	43	12.399	11.749	263	12.433	11.788	8
2015	N/A	N/A	N/A	11.559	9.380	37	11.749	9.559	278	11.788	9.595	9
2016	N/A	N/A	N/A	9.380	10.593	45	9.559	10.822	270	9.595	10.868	7
2017	N/A	N/A	N/A	10.593	12.831	28	10.822	13.141	226	10.868	13.204	7
2018	N/A	N/A	N/A	12.831	11.006	25	13.141	11.300	214	13.204	11.359	9
2019	N/A	N/A	N/A	11.006	11.586	18	11.300	11.925	187	11.359	11.994	9
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.344	11.634	1*
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2012	10.315	11.194	6	10.452	11.365	105	10.625	11.582	199	10.660	11.626	9
2013	11.194	12.001	8	11.365	12.208	117	11.582	12.473	351	11.626	12.526	9
2014	12.001	12.181	8	12.208	12.417	98	12.473	12.717	383	12.526	12.778	19
2015	12.181	11.117	9	12.417	11.355	98	12.717	11.659	495	12.778	11.721	21
2016	11.117	11.464	9	11.355	11.733	80	11.659	12.077	449	11.721	12.147	24
2017	11.464	12.851	8	11.733	13.178	63	12.077	13.598	337	12.147	13.684	20
2018	12.851	11.520	3	13.178	11.837	60	13.598	12.246	289	13.684	12.329	25
2019	11.520	13.019	3	11.837	13.404	57	12.246	13.901	267	12.329	14.003	16
LVIP SSGA International Index Fund - Service Class
2012	N/A	N/A	N/A	7.168	8.282	51	7.232	8.376	370	7.244	8.395	12
2013	9.033	9.695	1*	8.282	9.803	72	8.376	9.939	722	8.395	9.967	22
2014	9.695	8.912	1*	9.803	9.029	69	9.939	9.178	669	9.967	9.208	20
2015	8.912	8.595	8	9.029	8.725	61	9.178	8.891	364	9.208	8.924	15
2016	8.595	8.474	8	8.725	8.620	64	8.891	8.806	385	8.924	8.843	19
2017	8.474	10.316	8	8.620	10.515	65	8.806	10.768	330	8.843	10.819	10
2018	10.316	8.691	7	10.515	8.876	66	10.768	9.113	294	10.819	9.161	11
2019	8.691	10.316	7	8.876	10.557	42	9.113	10.865	240	9.161	10.928	12

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.367	9.140	2	10.146	9.163	10	9.446	9.167	1*
2015	N/A	N/A	N/A	9.140	8.627	7	9.163	8.670	36	9.167	8.679	2
2016	N/A	N/A	N/A	8.627	8.138	21	8.670	8.200	184	8.679	8.212	9
2017	N/A	N/A	N/A	8.138	9.893	20	8.200	9.993	164	8.212	10.013	8
2018	N/A	N/A	N/A	9.893	8.496	19	9.993	8.604	168	10.013	8.625	9
2019	N/A	N/A	N/A	8.496	9.873	17	8.604	10.022	143	8.625	10.052	7
LVIP SSGA Large Cap 100 Fund - Service Class
2012	N/A	N/A	N/A	10.751	11.803	25	10.846	11.937	355	10.865	11.964	5
2013	N/A	N/A	N/A	11.803	15.684	27	11.937	15.902	312	11.964	15.946	6
2014	N/A	N/A	N/A	15.684	17.910	35	15.902	18.204	257	15.946	18.263	35
2015	N/A	N/A	N/A	17.910	16.701	20	18.204	17.018	245	18.263	17.082	9
2016	N/A	N/A	N/A	16.701	19.855	17	17.018	20.283	227	17.082	20.369	9
2017	N/A	N/A	N/A	19.855	23.068	20	20.283	23.623	166	20.369	23.736	5
2018	N/A	N/A	N/A	23.068	20.059	19	23.623	20.593	141	23.736	20.701	6
2019	N/A	N/A	N/A	20.059	24.980	11	20.593	25.710	97	20.701	25.858	7
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.869	10.877	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.513	11.314	8	10.877	11.360	37	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.314	10.497	16	11.360	10.567	91	11.314	10.581	6
2016	10.764	11.030	1*	10.497	11.111	23	10.567	11.212	135	10.581	11.233	3
2017	11.030	13.040	1*	11.111	13.162	31	11.212	13.315	126	11.233	13.346	3
2018	13.040	12.139	1*	13.162	12.277	22	13.315	12.451	135	13.346	12.486	10
2019	12.139	14.360	1*	12.277	14.552	31	12.451	14.795	124	12.486	14.844	8
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.106	12.484	28	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.484	10.851	246	12.167	10.862	2
2019	N/A	N/A	N/A	12.768	13.283	9	10.851	13.388	282	10.862	13.409	3
LVIP SSGA Moderate Index Allocation Fund - Service Class
2012	N/A	N/A	N/A	10.870	11.344	8	10.418	11.413	138	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.344	12.481	15	11.413	12.588	169	11.570	12.609	3
2014	N/A	N/A	N/A	12.481	12.748	17	12.588	12.889	241	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.748	12.288	16	12.889	12.455	223	13.368	12.489	17
2016	N/A	N/A	N/A	12.288	12.818	5	12.455	13.026	198	12.489	13.068	6
2017	N/A	N/A	N/A	12.818	14.364	5	13.026	14.633	174	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.364	13.170	4	14.633	13.451	165	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.170	15.233	6	13.451	15.596	144	14.381	15.670	4
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2012	N/A	N/A	N/A	10.340	11.181	143	10.377	11.249	380	10.384	11.263	5
2013	11.746	12.256	5	11.181	12.340	280	11.249	12.446	676	11.263	12.467	32
2014	12.256	12.630	5	12.340	12.742	242	12.446	12.884	626	12.467	12.912	32
2015	12.630	11.997	5	12.742	12.128	125	12.884	12.293	563	12.912	12.327	44
2016	11.997	12.800	4	12.128	12.965	119	12.293	13.175	542	12.327	13.217	44
2017	12.800	14.138	3	12.965	14.350	98	13.175	14.618	478	13.217	14.673	45
2018	14.138	12.820	2	14.350	13.037	88	14.618	13.315	428	14.673	13.371	42
2019	12.820	14.590	2	13.037	14.867	82	13.315	15.222	371	13.371	15.293	39
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2012	N/A	N/A	N/A	10.272	11.340	24	10.308	11.409	104	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.340	12.736	23	11.409	12.846	102	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.736	12.959	20	12.846	13.103	124	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.959	12.419	18	13.103	12.588	126	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.419	13.044	16	12.588	13.255	111	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.044	14.925	12	13.255	15.205	112	N/A	N/A	N/A
2018	N/A	N/A	N/A	14.925	13.516	11	15.205	13.804	115	N/A	N/A	N/A
2019	N/A	N/A	N/A	13.516	15.831	24	13.804	16.208	117	14.955	16.284	4

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2012	N/A	N/A	N/A	10.413	11.347	127	10.450	11.416	588	10.457	11.429	2
2013	N/A	N/A	N/A	11.347	12.783	118	11.416	12.893	580	11.429	12.915	2
2014	N/A	N/A	N/A	12.783	13.165	129	12.893	13.312	559	12.915	13.341	1*
2015	N/A	N/A	N/A	13.165	12.430	125	13.312	12.600	522	13.341	12.634	1*
2016	N/A	N/A	N/A	12.430	13.434	122	12.600	13.651	499	12.634	13.695	1*
2017	N/A	N/A	N/A	13.434	15.099	97	13.651	15.382	472	13.695	15.439	1*
2018	N/A	N/A	N/A	15.099	13.559	92	15.382	13.848	315	15.439	13.906	3
2019	N/A	N/A	N/A	13.559	15.577	88	13.848	15.948	104	13.906	16.023	1*
LVIP SSGA S&P 500 Index Fund - Service Class
2012	9.397	10.609	16	9.521	10.771	49	9.668	10.965	726	9.710	11.018	26
2013	10.609	13.673	24	10.771	13.909	119	10.965	14.195	1,419	11.018	14.271	59
2014	13.673	15.141	9	13.909	15.434	107	14.195	15.791	1253	14.271	15.883	52
2015	15.141	14.955	14	15.434	15.275	101	15.791	15.667	1199	15.883	15.766	64
2016	14.955	16.317	13	15.275	16.699	105	15.667	17.170	739	15.766	17.289	29
2017	16.317	19.367	13	16.699	19.860	92	17.170	20.471	706	17.289	20.622	22
2018	19.367	18.030	13	19.860	18.527	80	20.471	19.145	564	20.622	19.296	25
2019	18.030	23.095	13	18.527	23.778	53	19.145	24.633	537	19.296	24.840	27
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	9.998	10.031	2	10.000	10.034	1*
2019	N/A	N/A	N/A	10.293	10.267	1*	10.031	10.309	38	10.034	10.317	1*
LVIP SSGA Small-Cap Index Fund - Service Class
2012	8.299	9.390	1*	8.376	9.496	20	8.473	9.630	229	8.493	9.657	10
2013	9.390	12.643	1*	9.496	12.811	67	9.630	13.025	339	9.657	13.068	37
2014	12.643	12.920	1*	12.811	13.118	58	13.025	13.370	281	13.068	13.421	23
2015	12.920	12.019	4	13.118	12.227	58	13.370	12.494	276	13.421	12.548	19
2016	12.019	14.160	4	12.227	14.435	55	12.494	14.786	336	12.548	14.857	15
2017	14.160	15.789	4	14.435	16.128	55	14.786	16.561	345	14.857	16.649	12
2018	15.789	13.662	4	16.128	13.983	52	16.561	14.395	364	16.649	14.479	17
2019	13.662	16.677	4	13.983	17.103	49	14.395	17.651	356	14.479	17.763	19
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2012	N/A	N/A	N/A	12.789	14.241	10	12.902	14.403	112	12.925	14.435	2
2013	N/A	N/A	N/A	14.241	18.737	8	14.403	18.997	91	14.435	19.049	4
2014	N/A	N/A	N/A	18.737	19.118	7	18.997	19.432	79	19.049	19.495	4
2015	N/A	N/A	N/A	19.118	17.421	7	19.432	17.752	71	19.495	17.819	3
2016	N/A	N/A	N/A	17.421	22.170	13	17.752	22.648	75	17.819	22.744	2
2017	N/A	N/A	N/A	22.170	23.062	16	22.648	23.618	64	22.744	23.729	1*
2018	N/A	N/A	N/A	23.062	19.524	16	23.618	20.045	53	23.729	20.150	2
2019	N/A	N/A	N/A	19.524	22.885	14	20.045	23.555	34	20.150	23.690	2
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	10.681	11.127	4	9.931	11.144	51	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.127	10.734	4	11.144	10.778	41	10.946	10.787	29
2015	N/A	N/A	N/A	10.734	9.589	26	10.778	9.652	74	10.787	9.665	25
2016	10.466	10.746	1*	9.589	10.824	27	9.652	10.923	97	9.665	10.943	23
2017	10.746	11.976	1*	10.824	12.088	37	10.923	12.229	115	10.943	12.257	19
2018	11.976	10.624	1*	12.088	10.745	26	12.229	10.897	137	12.257	10.928	21
2019	10.624	11.883	1*	10.745	12.042	34	10.897	12.243	142	10.928	12.284	19
LVIP T. Rowe Price Growth Stock Fund - Service Class
2012	8.583	9.914	3	8.663	10.026	33	8.763	10.168	199	8.784	10.196	6
2013	9.914	13.459	2	10.026	13.638	25	10.168	13.865	178	10.196	13.912	8
2014	13.459	14.284	4	13.638	14.504	31	13.865	14.782	150	13.912	14.839	14
2015	14.284	15.441	4	14.504	15.710	58	14.782	16.052	176	14.839	16.121	18
2016	15.441	15.286	4	15.710	15.583	47	16.052	15.962	177	16.121	16.039	15
2017	15.286	19.952	4	15.583	20.380	50	15.962	20.928	163	16.039	21.040	13
2018	19.952	19.261	4	20.380	19.714	47	20.928	20.294	151	21.040	20.413	13
2019	19.261	24.645	4	19.714	25.275	38	20.294	26.084	145	20.413	26.250	14

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2012	16.227	18.426	1*	16.510	18.784	12	16.869	19.241	135	16.942	19.334	5
2013	18.426	24.248	1*	18.784	24.769	12	19.241	25.435	46	19.334	25.571	2
2014	24.248	26.415	1*	24.769	27.036	12	25.435	27.833	49	25.571	27.996	1*
2015	26.415	26.331	3	27.036	27.004	14	27.833	27.870	58	27.996	28.046	1*
2016	26.331	27.649	3	27.004	28.412	10	27.870	29.397	52	28.046	29.598	1*
2017	27.649	33.674	3	28.412	34.673	10	29.397	35.964	54	29.598	36.228	2
2018	33.674	31.867	2	34.673	32.878	13	35.964	34.188	57	36.228	34.456	3
2019	31.867	42.748	2	32.878	44.192	22	34.188	46.068	57	34.456	46.452	5
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	9.678	9.495	1*	10.068	9.511	113	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.495	9.667	9	9.511	9.707	184	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.667	10.897	25	9.707	10.970	287	10.354	10.984	5
2018	N/A	N/A	N/A	10.897	10.167	30	10.970	10.261	294	10.984	10.279	11
2019	N/A	N/A	N/A	10.167	11.654	25	10.261	11.791	290	10.279	11.818	12
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2012	10.311	10.476	1*	9.329	10.510	8	9.344	10.553	132	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.510	13.420	7	10.553	13.509	230	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.420	14.732	8	13.509	14.866	215	13.657	14.893	21
2015	N/A	N/A	N/A	14.732	14.366	8	14.866	14.534	222	14.893	14.567	1*
2016	N/A	N/A	N/A	14.366	15.760	9	14.534	15.983	222	14.567	16.028	1*
2017	N/A	N/A	N/A	15.760	18.527	5	15.983	18.837	275	16.028	18.899	1*
2018	N/A	N/A	N/A	18.527	17.230	32	18.837	17.562	258	18.899	17.629	1*
2019	N/A	N/A	N/A	17.230	21.961	20	17.562	22.440	147	17.629	22.536	1*
LVIP Vanguard International Equity ETF Fund - Service Class
2012	N/A	N/A	N/A	8.324	9.718	1*	8.337	9.757	118	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.718	10.908	2	9.757	10.980	164	9.721	10.995	2
2014	N/A	N/A	N/A	10.908	10.175	2	10.980	10.268	172	10.995	10.286	2
2015	N/A	N/A	N/A	10.175	9.661	4	10.268	9.773	208	10.286	9.796	2
2016	N/A	N/A	N/A	9.661	9.801	2	9.773	9.940	198	9.796	9.968	1*
2017	N/A	N/A	N/A	9.801	12.303	5	9.940	12.508	227	9.968	12.550	4
2018	N/A	N/A	N/A	12.303	10.265	41	12.508	10.462	244	12.550	10.502	3
2019	N/A	N/A	N/A	10.265	12.271	27	10.462	12.539	165	10.502	12.593	2
LVIP VIP Mid Cap Managed Volatility(2)
2014	N/A	N/A	N/A	10.487	10.106	1*	10.324	10.122	7	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.106	9.436	9	10.122	9.475	26	10.530	9.483	1*
2016	N/A	N/A	N/A	9.436	10.172	9	9.475	10.238	31	9.483	10.251	1*
LVIP Wellington Capital Growth Fund - Service Class
2012	8.263	9.605	1*	8.340	9.714	6	8.437	9.852	15	8.456	9.879	1*
2013	9.605	12.754	1*	9.714	12.924	5	9.852	13.140	40	9.879	13.184	1*
2014	12.754	13.868	1*	12.924	14.081	4	13.140	14.352	192	13.184	14.407	1*
2015	13.868	14.815	1*	14.081	15.072	9	14.352	15.401	58	14.407	15.467	8
2016	14.815	14.478	1*	15.072	14.759	8	15.401	15.119	57	15.467	15.192	3
2017	14.478	19.204	1*	14.759	19.617	7	15.119	20.145	30	15.192	20.252	2
2018	19.204	19.003	1*	19.617	19.450	20	20.145	20.023	52	20.252	20.140	2
2019	19.003	26.231	1*	19.450	26.901	28	20.023	27.764	66	20.140	27.939	8
LVIP Wellington Mid-Cap Value Fund - Service Class
2012	7.421	8.993	1*	7.490	9.095	18	7.577	9.223	65	7.595	9.249	1*
2013	8.993	11.778	1*	9.095	11.935	13	9.223	12.134	77	9.249	12.175	1*
2014	11.778	12.452	1*	11.935	12.643	23	12.134	12.886	90	12.175	12.936	1*
2015	12.452	11.973	1*	12.643	12.181	14	12.886	12.446	79	12.936	12.500	2
2016	11.973	13.216	1*	12.181	13.473	11	12.446	13.800	60	12.500	13.867	2
2017	13.216	14.636	1*	13.473	14.950	10	13.800	15.352	30	13.867	15.434	2
2018	14.636	12.212	1*	14.950	12.499	9	15.352	12.867	28	15.434	12.942	3
2019	12.212	15.569	1*	12.499	15.967	8	12.867	16.479	24	12.942	16.584	4

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.081	10.123	11	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.123	9.826	39	9.886	9.836	1*
2019	N/A	N/A	N/A	9.882	10.577	49	9.826	10.646	106	9.836	10.663	6
MFS® VIT Growth Series - Service Class
2012	N/A	N/A	N/A	13.434	15.424	1*	13.782	15.864	39	9.448	10.881	4
2013	N/A	N/A	N/A	15.424	20.647	1*	15.864	21.288	55	10.881	14.609	2
2014	N/A	N/A	N/A	20.647	22.007	2	21.288	22.747	53	14.609	15.617	2
2015	N/A	N/A	N/A	22.007	23.157	2	22.747	23.996	58	15.617	16.483	7
2016	N/A	N/A	N/A	23.157	23.205	3	23.996	24.106	57	16.483	16.567	15
2017	N/A	N/A	N/A	23.205	29.831	2	24.106	31.067	36	16.567	21.362	3
2018	N/A	N/A	N/A	29.831	29.960	4	31.067	31.280	33	21.362	21.519	4
2019	N/A	N/A	N/A	29.960	40.482	4	31.280	42.370	33	21.519	29.163	4
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	17.928	18.081	2	18.643	18.784	28	N/A	N/A	N/A
2017	N/A	N/A	N/A	18.081	19.864	2	18.784	20.688	29	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.864	18.336	2	20.688	19.145	35	16.440	15.697	1*
2019	N/A	N/A	N/A	18.336	21.600	11	19.145	22.609	21	15.697	18.547	15
MFS® VIT Utilities Series - Service Class
2012	32.083	35.550	1*	21.374	23.731	19	21.929	24.408	123	16.712	18.610	12
2013	35.550	41.827	1*	23.731	27.977	20	24.408	28.848	110	18.610	22.006	13
2014	41.827	46.041	1*	27.977	30.858	18	28.848	31.897	100	22.006	24.344	10
2015	46.041	38.411	1*	30.858	25.795	20	31.897	26.731	93	24.344	20.412	17
2016	38.411	41.818	1*	25.795	28.140	19	26.731	29.234	92	20.412	22.334	14
2017	41.818	46.861	1*	28.140	31.596	18	29.234	32.907	83	22.334	25.153	12
2018	46.861	46.236	1*	31.596	31.237	17	32.907	32.614	73	25.153	24.941	10
2019	46.236	56.476	1*	31.237	38.232	15	32.614	40.017	63	24.941	30.618	2
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2012	N/A	N/A	N/A	13.783	14.210	3	13.874	14.339	72	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.210	11.885	3	14.339	12.023	93	14.649	12.051	2
2014	N/A	N/A	N/A	11.885	9.485	3	12.023	9.619	101	12.051	9.646	1*
2015	N/A	N/A	N/A	9.485	6.914	3	9.619	7.030	95	9.646	7.053	3
2016	N/A	N/A	N/A	6.914	7.789	5	7.030	7.939	93	7.053	7.970	3
2017	N/A	N/A	N/A	7.789	7.795	5	7.939	7.965	85	7.970	8.000	3
2018	N/A	N/A	N/A	7.795	6.559	5	7.965	6.719	70	8.000	6.751	3
2019	N/A	N/A	N/A	6.559	7.163	5	6.719	7.355	50	6.751	7.395	2
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.356	11.344	1*	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.400	11.587	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.587	11.034	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.850	13.347	16	11.034	13.452	19	12.793	13.473	1*
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.445	10.683	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.683	10.025	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.025	11.525	2	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2014	17.353	17.295	10	17.651	17.628	129	18.035	18.056	459	18.112	18.142	37
2015	17.295	16.198	10	17.628	16.543	106	18.056	16.987	338	18.142	17.077	33
2016	16.198	16.320	10	16.543	16.700	101	16.987	17.192	327	17.077	17.291	28
2017	16.320	16.280	9	16.700	16.693	84	17.192	17.227	301	17.291	17.336	24
2018	16.280	16.242	5	16.693	16.688	77	17.227	17.265	274	17.336	17.383	23
2019	16.242	16.217	5	16.688	16.695	80	17.265	17.316	190	17.383	17.442	22
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance C Share and ChoicePlus Series-C Share.
(1)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(2)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

L-Share
	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2012	N/A	N/A	N/A	9.160	10.172	4	9.636	10.467	62	N/A	N/A	N/A
2013	17.757	17.956	1*	10.172	12.263	8	10.467	12.649	110	4.285	4.814	4
2014	17.956	18.419	1*	12.263	12.604	11	12.649	13.034	157	4.814	4.963	5
2015	18.419	18.505	1*	12.604	12.688	12	13.034	13.154	201	4.963	5.011	7
2016	18.505	17.952	1*	12.688	12.334	12	13.154	12.819	174	5.011	4.886	7
2017	17.952	23.948	1*	12.334	16.487	21	12.819	17.177	164	4.886	6.550	8
2018	23.948	21.099	1*	16.487	14.554	17	17.177	15.202	128	6.550	5.800	9
2019	21.099	26.801	1*	14.554	18.524	17	15.202	19.397	121	5.800	7.404	8
AB VPS Small/Mid Cap Value Portfolio - Class B
2012	N/A	N/A	N/A	20.106	23.359	16	20.627	24.025	96	21.543	24.159	4
2013	N/A	N/A	N/A	23.359	31.530	72	24.025	32.510	214	24.159	32.707	8
2014	33.008	34.879	1*	31.530	33.687	82	32.510	34.821	218	32.707	35.050	10
2015	34.879	32.193	1*	33.687	31.155	103	34.821	32.284	226	35.050	32.513	14
2016	32.193	39.321	1*	31.155	38.129	113	32.284	39.610	241	32.513	39.910	13
2017	N/A	N/A	N/A	38.129	42.198	176	39.610	43.946	222	39.910	44.301	11
2018	N/A	N/A	N/A	42.198	35.053	153	43.946	36.597	202	44.301	36.911	10
2019	N/A	N/A	N/A	35.053	41.218	159	36.597	43.141	181	36.911	43.533	11
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.337	10.590	8	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.590	9.775	12	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	9.775	10.831	3	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	10.413	10.354	1*	10.139	10.367	21	9.904	10.384	173	N/A	N/A	N/A
2017	10.354	11.514	1*	10.367	11.552	51	10.384	11.600	227	N/A	N/A	N/A
2018	11.514	10.826	1*	11.552	10.883	76	11.600	10.956	193	11.922	10.970	8
2019	10.826	12.650	1*	10.883	12.742	90	10.956	12.859	205	10.970	12.882	8
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.150	10.537	18	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.537	9.511	28	10.588	9.519	26
2019	N/A	N/A	N/A	N/A	N/A	N/A	9.511	11.904	88	N/A	N/A	N/A
BlackRock Global Allocation V.I. Fund - Class III
2012	12.161	12.576	26	11.746	12.668	848	11.823	12.783	3,878	11.839	12.806	116
2013	12.576	14.083	30	12.668	14.214	1,029	12.783	14.379	4,784	12.806	14.412	123
2014	14.083	14.050	40	14.214	14.209	1047	14.379	14.410	5165	14.412	14.450	59
2015	14.050	13.613	41	14.209	13.795	1035	14.410	14.025	5104	14.450	14.071	79
2016	13.613	13.831	42	13.795	14.043	934	14.025	14.313	4362	14.071	14.368	74
2017	13.831	15.392	38	14.043	15.660	803	14.313	16.001	3842	14.368	16.070	84
2018	15.392	13.923	34	15.660	14.194	696	16.001	14.539	3446	16.070	14.609	77
2019	13.923	16.046	29	14.194	16.391	654	14.539	16.832	2933	14.609	16.922	76
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	10.311	11.267	6	10.204	11.285	33	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.267	11.024	13	11.285	11.070	64	N/A	N/A	N/A
2019	11.644	14.179	1*	11.024	14.253	32	11.070	14.348	91	12.758	14.367	4
ClearBridge Variable Mid Cap Portfolio - Class II
2014	10.196	10.506	1*	10.136	10.519	26	9.964	10.536	121	N/A	N/A	N/A
2015	10.506	10.487	5	10.519	10.521	7	10.536	10.564	72	N/A	N/A	N/A
2016	10.487	11.199	5	10.521	11.258	14	10.564	11.332	88	10.619	11.347	1*
2017	11.199	12.336	5	11.258	12.426	14	11.332	12.540	142	11.347	12.562	1*
2018	12.336	10.528	5	12.426	10.626	14	12.540	10.750	93	12.562	10.775	1*
2019	10.528	13.668	6	10.626	13.823	23	10.750	14.019	63	10.775	14.059	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® Diversified Income Series - Service Class
2012	14.908	15.452	5	14.999	15.720	333	15.286	16.062	2,366	15.345	16.131	115
2013	15.452	14.909	15	15.720	15.198	618	16.062	15.567	4,650	16.131	15.642	162
2014	14.909	15.319	35	15.198	15.647	1049	15.567	16.067	8783	15.642	16.152	226
2015	15.319	14.792	37	15.647	15.139	1212	16.067	15.585	10146	16.152	15.675	147
2016	14.792	14.953	40	15.139	15.334	1351	15.585	15.825	10467	15.675	15.925	167
2017	14.953	15.351	26	15.334	15.774	1436	15.825	16.320	11270	15.925	16.431	197
2018	15.351	14.681	19	15.774	15.116	1147	16.320	15.678	9871	16.431	15.793	197
2019	14.681	15.817	17	15.116	16.318	1064	15.678	16.967	8788	15.793	17.100	183
Delaware VIP® Emerging Markets Series - Service Class
2012	22.855	23.564	3	21.409	23.974	64	21.819	24.495	388	31.262	35.112	2
2013	23.564	25.337	4	23.974	25.829	84	24.495	26.456	461	35.112	37.943	3
2014	25.337	22.748	8	25.829	23.236	100	26.456	23.861	541	37.943	34.237	5
2015	22.748	18.974	7	23.236	19.420	124	23.861	19.992	606	34.237	28.701	6
2016	18.974	21.112	8	19.420	21.651	109	19.992	22.344	541	28.701	32.093	6
2017	21.112	28.975	6	21.651	29.775	79	22.344	30.805	448	32.093	44.268	3
2018	28.975	23.813	6	29.775	24.520	66	30.805	25.431	448	44.268	36.564	5
2019	23.813	28.493	4	24.520	29.397	60	25.431	30.566	396	36.564	43.969	6
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2012	11.451	11.353	1*	11.463	11.526	191	11.656	11.749	1,495	11.770	11.791	6
2013	11.353	10.964	4	11.526	11.153	524	11.749	11.397	4,602	11.791	11.444	47
2014	10.964	10.886	8	11.153	11.095	732	11.397	11.367	5883	11.444	11.419	62
2015	10.886	10.721	6	11.095	10.950	926	11.367	11.246	6294	11.419	11.303	72
2016	10.721	10.675	13	10.950	10.925	903	11.246	11.248	6019	11.303	11.311	62
2017	10.675	10.649	6	10.925	10.919	872	11.248	11.270	5793	11.311	11.339	62
2018	10.649	10.427	9	10.919	10.714	874	11.270	11.086	5115	11.339	11.160	165
2019	10.427	10.695	7	10.714	11.011	687	11.086	11.422	4605	11.160	11.504	59
Delaware VIP® REIT Series - Service Class
2012	22.342	23.937	1*	21.830	24.964	25	22.395	25.674	155	24.062	27.599	3
2013	23.937	23.878	2	24.964	24.953	29	25.674	25.727	183	27.599	27.669	5
2014	23.878	30.177	2	24.953	31.597	57	25.727	32.659	256	27.669	35.142	3
2015	30.177	30.575	3	31.597	32.079	55	32.659	33.240	274	35.142	35.784	3
2016	30.575	31.606	3	32.079	33.226	52	33.240	34.515	264	35.784	37.176	8
2017	31.606	31.325	3	33.226	32.997	45	34.515	34.362	234	37.176	37.030	3
2018	31.325	28.354	2	32.997	29.927	33	34.362	31.244	199	37.030	33.686	3
2019	28.354	35.104	2	29.927	37.127	32	31.244	38.857	182	33.686	41.915	3
Delaware VIP® Small Cap Value Series - Service Class
2012	22.811	23.629	1*	22.093	24.621	47	22.669	25.325	273	25.115	28.072	6
2013	23.629	30.798	1*	24.621	32.155	60	25.325	33.158	305	28.072	36.772	6
2014	30.798	31.836	1*	32.155	33.305	69	33.158	34.430	325	36.772	38.202	4
2015	31.836	29.145	1*	33.305	30.551	79	34.430	31.662	334	38.202	35.148	4
2016	29.145	37.393	2	30.551	39.275	82	31.662	40.805	393	35.148	45.321	9
2017	37.393	40.900	2	39.275	43.046	70	40.805	44.834	320	45.321	49.821	4
2018	40.900	33.247	1*	43.046	35.061	53	44.834	36.610	302	49.821	40.702	2
2019	33.247	41.560	1*	35.061	43.916	89	36.610	45.969	278	40.702	51.134	3
Delaware VIP® Smid Cap Core Series - Service Class
2012	22.306	22.549	2	19.285	20.938	48	19.786	21.536	145	11.380	10.927	17
2013	22.549	31.113	2	20.938	28.948	65	21.536	29.849	229	10.927	15.152	18
2014	31.113	31.326	4	28.948	29.204	68	29.849	30.188	217	15.152	15.332	10
2015	31.326	32.900	3	29.204	30.733	106	30.188	31.849	294	15.332	16.183	8
2016	32.900	34.782	3	30.733	32.556	87	31.849	33.822	291	16.183	17.194	25
2017	34.782	40.300	3	32.556	37.796	77	33.822	39.364	246	17.194	20.022	9
2018	40.300	34.550	3	37.796	32.469	62	39.364	33.900	208	20.022	17.252	12
2019	34.550	43.708	3	32.469	41.157	57	33.900	43.079	168	17.252	21.934	4

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2012	N/A	N/A	N/A	11.261	12.806	46	11.552	13.170	149	12.780	13.242	12
2013	N/A	N/A	N/A	12.806	16.884	22	13.170	17.407	147	13.242	17.512	11
2014	N/A	N/A	N/A	16.884	18.625	27	17.407	19.251	189	17.512	19.377	2
2015	N/A	N/A	N/A	18.625	19.193	37	19.251	19.887	260	19.377	20.028	2
2016	21.628	21.777	1*	19.193	17.788	26	19.887	18.478	226	20.028	18.617	3
2017	21.777	27.304	1*	17.788	22.348	10	18.478	23.272	155	18.617	23.460	2
2018	27.304	25.843	1*	22.348	21.194	7	23.272	22.126	155	23.460	22.316	2
2019	25.843	32.093	1*	21.194	26.372	10	22.126	27.601	142	22.316	27.851	2
Delaware VIP® Value Series - Service Class
2012	17.396	18.085	3	13.603	15.266	90	13.958	15.704	350	13.791	15.524	15
2013	18.085	23.608	5	15.266	19.969	104	15.704	20.592	417	15.524	20.366	15
2014	23.608	26.271	10	19.969	22.266	127	20.592	23.019	611	20.366	22.778	8
2015	26.271	25.548	9	22.266	21.696	113	23.019	22.486	562	22.778	22.262	8
2016	25.548	28.585	8	21.696	24.324	165	22.486	25.273	640	22.262	25.033	30
2017	28.585	31.764	6	24.324	27.083	104	25.273	28.210	563	25.033	27.956	9
2018	31.764	30.156	6	27.083	25.764	182	28.210	26.902	542	27.956	26.674	15
2019	30.156	35.298	6	25.764	30.217	73	26.902	31.632	486	26.674	31.379	10
DWS Alternative Asset Allocation VIP Portfolio - Class B
2012	12.291	12.752	1*	11.978	12.847	40	12.056	12.963	147	12.071	12.985	57
2013	12.752	12.575	1*	12.847	12.693	49	12.963	12.840	199	12.985	12.869	56
2014	12.575	12.706	2	12.693	12.851	66	12.840	13.032	319	12.869	13.068	56
2015	12.706	11.622	2	12.851	11.778	62	13.032	11.974	411	13.068	12.013	13
2016	11.622	11.942	2	11.778	12.127	59	11.974	12.360	368	12.013	12.406	14
2017	11.942	12.508	2	12.127	12.727	50	12.360	13.003	345	12.406	13.059	153
2018	12.508	11.097	2	12.727	11.314	49	13.003	11.589	309	13.059	11.644	12
2019	11.097	12.420	1*	11.314	12.688	42	11.589	13.028	255	11.644	13.097	13
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	9.868	11.089	187	10.134	11.107	177	10.433	11.110	29
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2012	16.313	18.543	9	16.148	18.393	156	16.571	18.922	984	16.655	19.027	63
2013	18.543	23.767	8	18.393	23.621	221	18.922	24.361	1,291	19.027	24.509	76
2014	23.767	25.972	16	23.621	25.864	271	24.361	26.742	1411	24.509	26.917	27
2015	25.972	25.525	21	25.864	25.470	343	26.742	26.400	1538	26.917	26.586	27
2016	25.525	26.913	18	25.470	26.909	311	26.400	27.962	1510	26.586	28.173	26
2017	26.913	32.028	18	26.909	32.087	316	27.962	33.425	1308	28.173	33.694	20
2018	32.028	29.265	14	32.087	29.377	277	33.425	30.679	1181	33.694	30.942	24
2019	29.265	37.600	15	29.377	37.820	276	30.679	39.595	1046	30.942	39.955	32
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.609	11.306	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.306	10.518	10	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.808	12.075	1*	10.518	12.170	7	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2012	15.462	15.411	1*	10.966	12.303	48	11.251	12.654	561	7.678	7.299	1*
2013	15.411	20.513	1*	12.303	16.409	40	12.654	16.920	627	7.299	9.764	5
2014	20.513	22.288	3	16.409	17.864	89	16.920	18.466	496	9.764	10.662	6
2015	22.288	23.320	3	17.864	18.729	131	18.466	19.409	470	10.662	11.212	6
2016	23.320	22.950	2	18.729	18.468	131	19.409	19.186	451	11.212	11.089	6
2017	22.950	30.282	2	18.468	24.418	157	19.186	25.431	481	11.089	14.705	9
2018	30.282	29.509	2	24.418	23.842	119	25.431	24.894	422	14.705	14.402	12
2019	29.509	38.695	4	23.842	31.326	104	24.894	32.790	369	14.402	18.980	17
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2012	12.712	14.253	3	12.880	14.470	106	13.093	14.747	811	13.136	14.803	8
2013	14.253	18.954	4	14.470	19.281	138	14.747	19.699	961	14.803	19.784	17
2014	18.954	19.670	5	19.281	20.050	188	19.699	20.535	1080	19.784	20.634	24
2015	19.670	18.937	6	20.050	19.342	234	20.535	19.860	1110	20.634	19.965	31
2016	18.937	20.745	7	19.342	21.230	266	19.860	21.853	1045	19.965	21.980	31
2017	20.745	24.473	6	21.230	25.096	254	21.853	25.897	948	21.980	26.061	39
2018	24.473	20.414	6	25.096	20.976	174	25.897	21.700	860	26.061	21.847	30
2019	20.414	24.610	5	20.976	25.337	167	21.700	26.277	786	21.847	26.469	32

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	10.839	11.494	2	10.451	11.520	182	10.404	11.553	449	N/A	N/A	N/A
2018	11.494	10.696	2	11.520	10.742	181	11.553	10.800	785	N/A	N/A	N/A
2019	10.696	12.643	3	10.742	12.723	164	10.800	12.824	753	12.156	12.844	2
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.326	10.620	2	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2012	11.471	12.647	3	11.600	12.816	182	11.764	13.029	848	12.020	13.072	83
2013	12.647	14.104	4	12.816	14.320	213	13.029	14.595	1,268	13.072	14.651	87
2014	14.104	14.441	51	14.320	14.692	426	14.595	15.012	1926	14.651	15.077	90
2015	14.441	13.137	51	14.692	13.392	378	15.012	13.718	2007	15.077	13.784	50
2016	13.137	14.661	46	13.392	14.975	440	13.718	15.378	1943	13.784	15.459	50
2017	14.661	15.737	57	14.975	16.107	480	15.378	16.581	1879	15.459	16.677	54
2018	15.737	14.739	23	16.107	15.116	300	16.581	15.600	1580	16.677	15.698	42
2019	14.739	16.742	22	15.116	17.204	243	15.600	17.800	1361	15.698	17.921	43
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	10.470	11.205	10	10.657	11.237	45	11.172	11.244	1*
2018	N/A	N/A	N/A	11.205	10.503	10	11.237	10.560	62	11.244	10.571	1*
2019	N/A	N/A	N/A	10.503	11.953	9	10.560	12.048	78	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2012	9.098	10.173	5	9.207	10.316	96	9.337	10.488	506	9.363	10.522	13
2013	10.173	12.770	4	10.316	12.976	129	10.488	13.225	699	10.522	13.275	21
2014	12.770	13.389	36	12.976	13.631	204	13.225	13.928	870	13.275	13.988	21
2015	13.389	12.457	37	13.631	12.708	207	13.928	13.017	813	13.988	13.079	29
2016	12.457	14.150	37	12.708	14.464	171	13.017	14.853	720	13.079	14.931	23
2017	14.150	15.005	37	14.464	15.369	141	14.853	15.822	644	14.931	15.913	18
2018	15.005	13.354	7	15.369	13.705	114	15.822	14.145	543	15.913	14.233	15
2019	13.354	16.021	5	13.705	16.475	107	14.145	17.045	480	14.233	17.161	14
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.020	11.286	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.286	10.079	8	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.079	12.133	5	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	10.844	12.264	8	10.887	12.300	64	12.222	12.307	1*
2018	N/A	N/A	N/A	12.264	11.052	20	12.300	11.112	110	12.307	11.124	1*
2019	N/A	N/A	N/A	11.052	13.923	20	11.112	14.033	114	11.124	14.055	1*
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	23.465	21.820	4	23.883	22.560	32	24.089	22.707	1*
2015	N/A	N/A	N/A	21.820	20.839	27	22.560	21.600	65	22.707	21.751	1*
2016	22.391	23.733	1*	20.839	20.294	30	21.600	21.088	73	21.751	21.246	1*
2017	23.733	28.508	1*	20.294	24.425	18	21.088	25.444	57	21.246	25.648	1*
2018	28.508	23.659	1*	24.425	20.311	15	25.444	21.211	68	25.648	21.392	1*
2019	23.659	29.694	1*	20.311	25.544	14	21.211	26.743	78	21.392	26.984	1*
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	9.745	9.863	10	9.780	9.891	262	9.740	9.897	4
2018	N/A	N/A	N/A	9.863	9.650	31	9.891	9.702	345	9.897	9.713	4
2019	9.629	10.145	3	9.650	10.209	58	9.702	10.289	497	9.713	10.305	3
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	9.283	9.400	14	9.993	9.416	18	N/A	N/A	N/A
2016	8.772	9.724	1*	9.400	9.756	9	9.416	9.797	55	8.731	9.805	1*
2017	9.724	11.122	1*	9.756	11.180	9	9.797	11.255	63	9.805	11.271	3
2018	11.122	10.198	1*	11.180	10.272	1*	11.255	10.367	63	11.271	10.387	3
2019	10.198	11.636	1*	10.272	11.744	1*	10.367	11.882	15	10.387	11.911	12
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	10.864	11.135	8	9.921	11.158	139	10.138	11.185	2042	9.922	11.191	25
2015	11.135	10.436	19	11.158	10.478	317	11.185	10.530	2451	11.191	10.541	89
2016	10.436	11.995	43	10.478	12.067	422	10.530	12.158	3426	10.541	12.176	98
2017	11.995	13.311	23	12.067	13.418	507	12.158	13.553	3742	12.176	13.580	105
2018	13.311	11.615	20	13.418	11.731	508	13.553	11.879	3218	13.580	11.909	66
2019	11.615	14.476	18	11.731	14.651	416	11.879	14.873	2870	11.909	14.917	42

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP American Global Growth Fund - Service Class II
2012	10.949	13.086	1*	10.983	13.152	74	11.024	13.234	285	11.708	13.251	12
2013	13.086	16.482	2	13.152	16.599	165	13.234	16.744	382	13.251	16.773	13
2014	16.482	16.433	23	16.599	16.582	261	16.744	16.770	494	16.773	16.807	14
2015	16.433	17.141	26	16.582	17.331	361	16.770	17.571	742	16.807	17.619	16
2016	17.141	16.816	26	17.331	17.037	553	17.571	17.316	678	17.619	17.372	20
2017	16.816	21.560	26	17.037	21.886	835	17.316	22.300	705	17.372	22.384	26
2018	21.560	19.119	7	21.886	19.447	761	22.300	19.864	652	22.384	19.949	19
2019	19.119	25.220	9	19.447	25.704	725	19.864	26.321	601	19.949	26.447	20
LVIP American Global Small Capitalization Fund - Service Class II
2012	10.826	11.547	1*	10.049	11.605	41	10.087	11.678	318	10.727	11.692	2
2013	11.547	14.442	1*	11.605	14.543	67	11.678	14.671	416	11.692	14.697	6
2014	14.442	14.373	6	14.543	14.503	87	14.671	14.668	471	14.697	14.701	7
2015	14.373	14.047	7	14.503	14.202	103	14.668	14.399	526	14.701	14.439	8
2016	14.047	13.979	7	14.202	14.162	110	14.399	14.394	474	14.439	14.441	7
2017	13.979	17.159	3	14.162	17.419	133	14.394	17.749	405	14.441	17.816	7
2018	17.159	14.964	3	17.419	15.220	117	17.749	15.548	362	17.816	15.614	10
2019	14.964	19.189	1*	15.220	19.557	101	15.548	20.028	301	15.614	20.123	13
LVIP American Growth Fund - Service Class II
2012	11.610	13.346	6	11.645	13.413	344	11.689	13.497	1,016	11.698	13.514	14
2013	13.346	16.935	6	13.413	17.055	529	13.497	17.205	1,292	13.514	17.235	25
2014	16.935	17.923	14	17.055	18.085	777	17.205	18.290	1427	17.235	18.331	26
2015	17.923	18.676	15	18.085	18.883	850	18.290	19.145	1558	18.331	19.197	28
2016	18.676	19.943	15	18.883	20.204	924	19.145	20.535	1551	19.197	20.602	29
2017	19.943	24.950	15	20.204	25.328	1197	20.535	25.807	1537	20.602	25.904	23
2018	24.950	24.263	16	25.328	24.680	1000	25.807	25.210	1362	25.904	25.317	24
2019	24.263	30.942	16	24.680	31.536	905	25.210	32.294	1238	25.317	32.447	24
LVIP American Growth-Income Fund - Service Class II
2012	11.606	13.295	6	11.641	13.362	267	11.685	13.446	831	12.251	13.463	27
2013	13.295	17.310	10	13.362	17.431	314	13.446	17.585	1,078	13.463	17.615	30
2014	17.310	18.680	6	17.431	18.849	431	17.585	19.062	1254	17.615	19.105	38
2015	18.680	18.487	7	18.849	18.692	545	19.062	18.951	1534	19.105	19.003	42
2016	18.487	20.113	8	18.692	20.376	513	18.951	20.710	1571	19.003	20.777	41
2017	20.113	24.007	8	20.376	24.370	549	20.710	24.831	1521	20.777	24.925	51
2018	24.007	22.991	9	24.370	23.386	487	24.831	23.888	1363	24.925	23.990	46
2019	22.991	28.286	13	23.386	28.829	426	23.888	29.522	1219	23.990	29.662	25
LVIP American International Fund - Service Class II
2012	10.248	11.781	5	10.279	11.840	142	10.318	11.915	850	10.326	11.930	12
2013	11.781	13.970	5	11.840	14.068	152	11.915	14.192	925	11.930	14.216	13
2014	13.970	13.262	36	14.068	13.382	185	14.192	13.534	1004	14.216	13.564	22
2015	13.262	12.352	41	13.382	12.489	198	13.534	12.662	1132	13.564	12.697	22
2016	12.352	12.470	41	12.489	12.633	184	12.662	12.840	1118	12.697	12.882	26
2017	12.470	16.067	41	12.633	16.310	130	12.840	16.619	1059	12.882	16.681	11
2018	16.067	13.602	12	16.310	13.836	111	16.619	14.133	1023	16.681	14.193	17
2019	13.602	16.300	9	13.836	16.613	98	14.133	17.012	837	14.193	17.094	22
LVIP Baron Growth Opportunities Fund - Service Class
2012	11.421	12.592	4	11.003	12.759	41	11.158	12.972	282	11.451	13.015	3
2013	12.592	17.261	4	12.759	17.526	150	12.972	17.863	460	13.015	17.931	8
2014	17.261	17.714	9	17.526	18.022	203	17.863	18.414	480	17.931	18.494	13
2015	17.714	16.510	12	18.022	16.831	242	18.414	17.240	505	18.494	17.323	13
2016	16.510	17.059	11	16.831	17.425	293	17.240	17.894	470	17.323	17.989	12
2017	17.059	21.244	8	17.425	21.743	447	17.894	22.384	432	17.989	22.514	14
2018	21.244	19.974	8	21.743	20.485	379	22.384	21.140	395	22.514	21.274	23
2019	19.974	26.662	8	20.485	27.398	347	21.140	28.346	385	21.274	28.540	14
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	12.689	13.232	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.050	12.086	10	13.232	12.280	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	12.086	13.793	12	12.280	14.051	2	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2012	9.585	10.476	3	9.295	10.636	71	9.449	10.840	502	10.801	10.881	12
2013	10.476	12.091	17	10.636	12.300	589	10.840	12.567	4,871	10.881	12.621	60
2014	12.091	12.216	24	12.300	12.452	982	12.567	12.753	7385	12.621	12.815	88
2015	12.216	11.347	37	12.452	11.589	1168	12.753	11.900	8848	12.815	11.963	118
2016	11.347	12.402	68	11.589	12.693	1218	11.900	13.065	8988	11.963	13.141	121
2017	12.402	14.098	60	12.693	14.457	1040	13.065	14.918	8592	13.141	15.013	141
2018	14.098	12.675	49	14.457	13.024	860	14.918	13.474	7707	15.013	13.565	142
2019	12.675	14.675	58	13.024	15.110	1020	13.474	15.670	9123	13.565	15.785	154
LVIP BlackRock Emerging Markets Managed Volatility(1)
2012	N/A	N/A	N/A	10.288	10.960	38	10.378	10.969	159	10.755	10.971	7
2013	10.624	9.848	10	10.960	9.874	291	10.969	9.907	2,275	10.971	9.914	33
2014	9.848	9.143	11	9.874	9.186	498	9.907	9.240	4401	9.914	9.251	106
2015	9.143	7.587	12	9.186	7.638	658	9.240	7.702	6208	9.251	7.715	137
2016	7.587	7.932	13	7.638	8.000	687	7.702	8.086	5970	7.715	8.104	142
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
2013	9.763	10.371	3	9.768	10.385	791	10.110	10.401	8,067	9.850	10.404	156
2014	10.371	10.095	109	10.385	10.128	1650	10.401	10.169	16694	10.404	10.178	419
2015	10.095	9.420	130	10.128	9.470	1798	10.169	9.532	19322	10.178	9.545	509
2016	9.420	9.450	116	9.470	9.519	1759	9.532	9.606	17160	9.545	9.623	845
2017	9.450	10.434	130	9.519	10.531	1670	9.606	10.653	15020	9.623	10.678	358
2018	10.434	9.439	100	10.531	9.546	1535	10.653	9.682	12521	10.678	9.709	285
2019	9.439	10.737	90	9.546	10.881	1399	9.682	11.063	10593	9.709	11.099	236
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	10.284	10.112	38	10.094	10.128	1596	9.966	10.131	9
2017	N/A	N/A	N/A	10.112	11.299	79	10.128	11.346	1982	10.131	11.355	8
2018	N/A	N/A	N/A	11.299	10.711	153	11.346	10.783	2389	11.355	10.797	5
2019	N/A	N/A	N/A	10.711	12.358	350	10.783	12.471	2390	10.797	12.494	4
LVIP BlackRock Global Real Estate Fund - Service Class
2012	6.803	7.799	2	6.465	7.887	57	6.540	7.999	383	6.662	8.021	4
2013	7.799	7.865	4	7.887	7.970	49	7.999	8.103	530	8.021	8.130	20
2014	7.865	8.745	4	7.970	8.879	100	8.103	9.050	622	8.130	9.084	22
2015	8.745	8.433	10	8.879	8.580	115	9.050	8.767	601	9.084	8.805	23
2016	8.433	8.331	10	8.580	8.493	89	8.767	8.700	538	8.805	8.742	23
2017	8.331	9.017	9	8.493	9.211	75	8.700	9.459	509	8.742	9.509	18
2018	9.017	8.069	9	9.211	8.259	66	9.459	8.502	419	9.509	8.552	16
2019	8.069	9.841	4	8.259	10.092	55	8.502	10.416	352	8.552	10.482	15
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2012	11.020	11.459	17	11.056	11.520	465	11.101	11.596	2,503	11.110	11.611	52
2013	11.459	10.255	40	11.520	10.329	788	11.596	10.423	4,730	11.611	10.442	103
2014	10.255	10.326	33	10.329	10.421	909	10.423	10.543	6230	10.442	10.567	98
2015	10.326	9.801	33	10.421	9.912	840	10.543	10.053	6190	10.567	10.081	105
2016	9.801	9.912	27	9.912	10.044	848	10.053	10.212	6195	10.081	10.246	141
2017	9.912	9.889	30	10.044	10.040	771	10.212	10.234	6248	10.246	10.273	423
2018	9.889	9.681	35	10.040	9.849	713	10.234	10.064	5398	10.273	10.108	153
2019	9.681	10.008	29	9.849	10.203	621	10.064	10.451	4788	10.108	10.502	155
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	10.173	10.396	87	10.080	10.413	2235	10.012	10.416	1*
2017	N/A	N/A	N/A	10.396	11.530	104	10.413	11.578	2242	10.416	11.587	75
2018	N/A	N/A	N/A	11.530	10.960	215	11.578	11.033	2245	11.587	11.047	83
2019	12.053	12.642	1*	10.960	12.735	500	11.033	12.851	2782	11.047	12.874	80
LVIP BlackRock U.S. Opportunities Managed Volatility(2)
2015	N/A	N/A	N/A	10.351	8.969	47	10.228	8.984	348	10.235	8.987	6
2016	N/A	N/A	N/A	8.969	9.331	54	8.984	9.368	394	8.987	9.376	12

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2012	14.124	14.211	1*	12.724	14.488	40	13.001	14.840	255	13.822	14.909	9
2013	14.211	17.412	6	14.488	17.786	169	14.840	18.264	1,506	14.909	18.358	14
2014	17.412	17.908	8	17.786	18.330	249	18.264	18.870	2454	18.358	18.976	44
2015	17.908	17.718	21	18.330	18.172	365	18.870	18.754	3257	18.976	18.869	55
2016	17.718	17.071	32	18.172	17.543	472	18.754	18.150	3421	18.869	18.271	42
2017	17.071	21.021	31	17.543	21.646	442	18.150	22.451	3203	18.271	22.611	43
2018	21.021	19.638	29	21.646	20.262	484	22.451	21.069	3269	22.611	21.230	47
2019	19.638	22.995	25	20.262	23.773	391	21.069	24.781	3186	21.230	24.983	35
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2012	9.427	9.025	2	8.851	9.220	65	8.864	9.256	368	8.885	9.282	9
2013	9.025	10.999	5	9.220	11.259	385	9.256	11.332	3,302	9.282	11.369	38
2014	10.999	9.953	11	11.259	10.208	630	11.332	10.300	5248	11.369	10.339	68
2015	9.953	9.309	23	10.208	9.567	792	10.300	9.677	6037	10.339	9.719	79
2016	9.309	9.293	44	9.567	9.570	1157	9.677	9.704	7623	9.719	9.751	133
2017	9.293	11.392	49	9.570	11.754	959	9.704	11.949	6526	9.751	12.013	122
2018	11.392	11.164	36	11.754	11.542	834	11.949	11.763	6112	12.013	11.832	112
2019	11.164	13.614	31	11.542	14.103	719	11.763	14.409	5418	11.832	14.501	74
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	9.956	9.212	8	10.082	9.224	61	10.070	9.239	438	9.997	9.243	9
2016	9.212	9.324	17	9.224	9.355	113	9.239	9.395	682	9.243	9.403	19
2017	9.324	10.735	17	9.355	10.792	145	9.395	10.865	791	9.403	10.879	18
2018	10.735	9.889	13	10.792	9.962	140	10.865	10.054	934	10.879	10.073	52
2019	9.889	10.230	13	9.962	10.313	171	10.054	10.419	960	10.073	10.440	52
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.060	10.391	80	10.003	10.417	556	10.456	10.423	2
2015	10.195	9.720	12	10.391	9.759	201	10.417	9.808	1353	10.423	9.817	4
2016	9.720	10.336	34	9.759	10.398	279	9.808	10.477	2235	9.817	10.492	73
2017	10.336	12.201	29	10.398	12.299	233	10.477	12.423	2137	10.492	12.448	73
2018	12.201	11.566	33	12.299	11.683	419	12.423	11.830	2403	12.448	11.859	112
2019	11.566	13.464	42	11.683	13.626	486	11.830	13.832	2925	11.859	13.874	144
LVIP Delaware Bond Fund - Service Class
2012	13.200	13.725	10	13.430	13.992	623	13.722	14.332	3,025	13.781	14.401	142
2013	13.725	13.078	19	13.992	13.359	887	14.332	13.718	5,145	14.401	13.791	165
2014	13.078	13.517	16	13.359	13.835	1170	13.718	14.242	7138	13.791	14.325	206
2015	13.517	13.234	27	13.835	13.572	1209	14.242	14.007	9666	14.325	14.096	183
2016	13.234	13.259	44	13.572	13.625	1378	14.007	14.097	10424	14.096	14.193	224
2017	13.259	13.497	47	13.625	13.897	1581	14.097	14.415	10315	14.193	14.520	176
2018	13.497	13.054	48	13.897	13.469	1218	14.415	14.005	9466	14.520	14.114	176
2019	13.054	13.904	40	13.469	14.374	1074	14.005	14.984	8905	14.114	15.108	150
LVIP Delaware Diversified Floating Rate Fund - Service Class
2012	9.745	9.916	13	9.777	9.968	202	9.817	10.034	1,261	9.876	10.047	22
2013	9.916	9.754	34	9.968	9.825	1,205	10.034	9.914	9,388	10.047	9.932	157
2014	9.754	9.581	56	9.825	9.670	1375	9.914	9.783	11954	9.932	9.805	266
2015	9.581	9.286	55	9.670	9.391	1418	9.783	9.524	12196	9.805	9.551	281
2016	9.286	9.271	53	9.391	9.395	1364	9.524	9.551	11341	9.551	9.583	290
2017	9.271	9.280	31	9.395	9.423	1286	9.551	9.604	11355	9.583	9.641	172
2018	9.280	9.085	34	9.423	9.243	1331	9.604	9.444	10498	9.641	9.485	294
2019	9.085	9.278	30	9.243	9.458	1066	9.444	9.688	9166	9.485	9.735	149
LVIP Delaware Social Awareness Fund - Service Class
2012	N/A	N/A	N/A	14.366	16.097	12	14.599	16.488	60	N/A	N/A	N/A
2013	N/A	N/A	N/A	16.097	21.345	30	16.488	21.919	73	N/A	N/A	N/A
2014	20.219	23.479	4	21.345	24.030	30	21.919	24.738	92	N/A	N/A	N/A
2015	23.479	22.748	5	24.030	23.328	42	24.738	24.076	125	N/A	N/A	N/A
2016	22.748	23.659	1*	23.328	24.311	32	24.076	25.153	112	N/A	N/A	N/A
2017	23.659	27.736	1*	24.311	28.556	26	25.153	29.619	60	27.985	29.835	1*
2018	27.736	25.817	1*	28.556	26.635	16	29.619	27.695	47	29.835	27.911	1*
2019	25.817	33.231	1*	26.635	34.352	14	27.695	35.808	45	27.911	36.106	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Special Opportunities Fund - Service Class
2012	8.975	9.460	5	8.518	9.567	23	8.616	9.702	110	9.263	9.730	9
2013	9.460	12.344	5	9.567	12.509	39	9.702	12.717	197	9.730	12.759	9
2014	12.344	12.958	5	12.509	13.157	68	12.717	13.409	174	12.759	13.461	7
2015	12.958	12.671	5	13.157	12.891	58	13.409	13.172	209	13.461	13.229	7
2016	12.671	14.880	5	12.891	15.169	56	13.172	15.538	205	13.229	15.613	20
2017	14.880	17.089	5	15.169	17.456	63	15.538	17.925	190	15.613	18.020	14
2018	17.089	14.209	6	17.456	14.543	51	17.925	14.972	198	18.020	15.059	6
2019	14.209	18.074	7	14.543	18.536	48	14.972	19.130	152	15.059	19.251	10
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	19.969	20.597	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.605	18.410	1*	20.597	19.144	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	18.410	20.873	1*	19.144	21.759	11	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	8.745	8.949	3	10.230	8.964	39	N/A	N/A	N/A
2016	N/A	N/A	N/A	8.949	9.148	3	8.964	9.186	54	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.148	11.395	28	9.186	11.471	151	10.208	11.488	57
2018	N/A	N/A	N/A	11.395	9.191	18	11.471	9.276	209	11.488	9.294	83
2019	N/A	N/A	N/A	9.191	10.864	14	9.276	10.991	211	9.294	11.018	87
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2012	N/A	N/A	N/A	8.282	9.622	26	8.295	9.662	323	8.864	9.670	5
2013	9.756	10.780	4	9.622	10.836	102	9.662	10.908	1,513	9.670	10.922	73
2014	10.780	9.734	7	10.836	9.805	314	10.908	9.895	3506	10.922	9.912	92
2015	9.734	9.126	6	9.805	9.211	420	9.895	9.318	4959	9.912	9.340	115
2016	9.126	9.085	20	9.211	9.188	442	9.318	9.319	4908	9.340	9.345	138
2017	9.085	11.190	25	9.188	11.340	599	9.319	11.529	5199	9.345	11.568	105
2018	11.190	9.169	21	11.340	9.309	806	11.529	9.489	5377	11.568	9.525	104
2019	9.169	10.456	20	9.309	10.637	641	9.489	10.871	4958	9.525	10.917	108
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2015	N/A	N/A	N/A	15.738	15.320	3	16.937	15.731	34	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.32	17.129	22	15.731	17.632	98	N/A	N/A	N/A
2017	N/A	N/A	N/A	17.129	20.235	65	17.632	20.881	132	N/A	N/A	N/A
2018	N/A	N/A	N/A	20.235	18.335	49	20.881	18.968	109	N/A	N/A	N/A
2019	N/A	N/A	N/A	18.335	23.313	43	18.968	24.178	100	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	9.838	9.341	1*	10.086	9.357	34	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.341	10.670	9	9.357	10.714	94	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.670	12.348	27	10.714	12.431	127	11.218	12.449	57
2018	N/A	N/A	N/A	12.348	10.916	11	12.431	11.016	158	12.449	11.038	69
2019	N/A	N/A	N/A	10.916	13.757	11	11.016	13.918	160	11.038	13.953	65
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2012	10.210	10.687	1*	9.335	10.722	27	9.351	10.767	435	10.213	10.774	1*
2013	10.687	13.478	5	10.722	13.549	148	10.767	13.639	2,057	10.774	13.656	91
2014	13.478	13.776	5	13.549	13.877	338	13.639	14.004	4038	13.656	14.028	69
2015	13.776	12.425	5	13.877	12.541	634	14.004	12.688	5586	14.028	12.716	100
2016	12.425	13.482	28	12.541	13.635	1079	12.688	13.829	6018	12.716	13.866	129
2017	13.482	15.685	24	13.635	15.895	1164	13.829	16.161	6360	13.866	16.213	77
2018	15.685	14.120	22	15.895	14.338	978	16.161	14.615	5876	16.213	14.669	117
2019	14.120	16.484	21	14.338	16.771	834	14.615	17.138	5217	14.669	17.210	112
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2012	10.306	10.440	5	10.321	10.474	275	10.337	10.517	1,485	10.340	10.525	21
2013	10.440	9.911	24	10.474	9.963	471	10.517	10.029	4,038	10.525	10.042	61
2014	9.911	10.126	15	9.963	10.200	649	10.029	10.293	6434	10.042	10.312	100
2015	10.126	9.917	21	10.200	10.009	714	10.293	10.126	7425	10.312	10.149	122
2016	9.917	9.885	29	10.009	9.996	723	10.126	10.138	7769	10.149	10.167	120
2017	9.885	9.935	30	9.996	10.067	806	10.138	10.235	7360	10.167	10.269	179
2018	9.935	9.685	23	10.067	9.834	744	10.235	10.023	6463	10.269	10.062	174
2019	9.685	10.162	23	9.834	10.339	722	10.023	10.565	6015	10.062	10.610	159

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
2013	10.189	11.017	2	10.173	11.030	177	10.188	11.048	2,373	10.197	11.051	27
2014	11.017	11.409	5	11.030	11.446	581	11.048	11.493	5770	11.051	11.502	70
2015	11.409	10.591	9	11.446	10.647	911	11.493	10.717	8582	11.502	10.731	96
2016	10.591	11.010	25	10.647	11.090	1114	10.717	11.192	7811	10.731	11.212	91
2017	11.010	12.783	25	11.090	12.902	842	11.192	13.052	6581	11.212	13.082	81
2018	12.783	11.738	19	12.902	11.870	445	13.052	12.039	5666	13.082	12.073	98
2019	11.738	13.742	17	11.870	13.925	363	12.039	14.158	4879	12.073	14.205	74
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2012	7.305	8.645	4	7.373	8.742	152	7.458	8.866	689	7.476	8.891	20
2013	8.645	10.122	17	8.742	10.257	775	8.866	10.428	4,808	8.891	10.462	77
2014	10.122	9.686	39	10.257	9.834	1248	10.428	10.023	8657	10.462	10.062	125
2015	9.686	8.697	46	9.834	8.848	1401	10.023	9.041	10641	10.062	9.080	139
2016	8.697	8.696	50	8.848	8.865	1081	9.041	9.081	10021	9.080	9.124	130
2017	8.696	10.307	52	8.865	10.528	936	9.081	10.811	8566	9.124	10.869	102
2018	10.307	9.143	48	10.528	9.358	794	10.811	9.634	7645	10.869	9.690	106
2019	9.143	10.068	19	9.358	10.325	656	9.634	10.656	6589	9.690	10.724	94
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	10.215	10.939	3	10.325	10.970	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.939	10.314	9	10.970	10.370	10	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.314	12.005	8	10.370	12.100	18	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	9.723	10.212	24	10.063	10.232	178	10.020	10.252	2187	9.580	10.259	24
2015	10.212	9.192	32	10.232	9.229	431	10.252	9.270	3456	10.259	9.281	55
2016	9.192	9.981	31	9.229	10.041	365	9.270	10.112	4046	9.281	10.129	66
2017	9.981	10.826	27	10.041	10.913	435	10.112	11.017	3876	10.129	11.041	64
2018	10.826	9.874	15	10.913	9.973	378	11.017	10.094	3367	11.041	10.121	62
2019	9.874	11.195	15	9.973	11.327	356	10.094	11.490	2984	10.121	11.526	47
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	9.966	9.625	8	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.177	11.058	70	9.625	11.089	364	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2012	12.751	13.043	14	12.365	13.242	1,170	12.535	13.495	5,353	12.764	13.546	236
2013	13.043	13.975	18	13.242	14.216	1,646	13.495	14.524	9,930	13.546	14.586	269
2014	13.975	14.420	8	14.216	14.699	1688	14.524	15.054	10914	14.586	15.127	289
2015	14.420	13.798	8	14.699	14.093	1628	15.054	14.470	12365	15.127	14.547	408
2016	13.798	14.146	9	14.093	14.477	1371	14.470	14.902	11016	14.547	14.989	610
2017	14.146	15.261	8	14.477	15.649	947	14.902	16.149	8911	14.989	16.251	157
2018	15.261	14.235	8	15.649	14.627	811	16.149	15.132	7648	16.251	15.235	125
2019	14.235	15.984	7	14.627	16.456	673	15.132	17.067	6538	15.235	17.191	93
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2012	11.157	11.889	85	11.305	12.070	4,575	11.492	12.301	28,300	11.756	12.348	216
2013	11.889	13.180	258	12.070	13.407	13,168	12.301	13.697	72,049	12.348	13.757	595
2014	13.180	13.313	300	13.407	13.570	15502	13.697	13.898	88756	13.757	13.965	946
2015	13.313	12.517	289	13.570	12.785	15767	13.898	13.127	90976	13.965	13.197	1027
2016	12.517	12.801	190	12.785	13.101	12989	13.127	13.485	84611	13.197	13.563	867
2017	12.801	14.451	205	13.101	14.819	10739	13.485	15.291	73549	13.563	15.388	860
2018	14.451	13.216	191	14.819	13.579	9512	15.291	14.048	64385	15.388	14.144	765
2019	13.216	14.948	178	13.579	15.390	7870	14.048	15.960	56015	14.144	16.077	720
LVIP Global Income Fund - Service Class
2012	11.243	11.821	4	11.302	11.907	299	11.376	12.015	1,458	11.388	12.033	129
2013	11.821	11.215	7	11.907	11.319	388	12.015	11.450	2,079	12.033	11.474	183
2014	11.215	11.161	9	11.319	11.288	507	11.450	11.447	4239	11.474	11.476	201
2015	11.161	10.676	12	11.288	10.819	644	11.447	10.999	5321	11.476	11.032	118
2016	10.676	10.476	14	10.819	10.637	636	10.999	10.841	5084	11.032	10.880	168
2017	10.476	10.744	19	10.637	10.931	581	10.841	11.169	5543	10.880	11.214	125
2018	10.744	10.689	13	10.931	10.897	510	11.169	11.162	4838	11.214	11.213	118
2019	10.689	11.139	11	10.897	11.378	419	11.162	11.684	4174	11.213	11.743	107

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2012	11.778	12.601	27	11.933	12.794	3,867	12.131	13.038	20,415	12.171	13.088	135
2013	12.601	13.762	32	12.794	14.000	7,467	13.038	14.302	44,744	13.088	14.364	677
2014	13.762	13.992	76	14.000	14.263	8076	14.302	14.607	55022	14.364	14.678	836
2015	13.992	13.199	92	14.263	13.481	8309	14.607	13.842	56518	14.678	13.916	919
2016	13.199	13.445	56	13.481	13.760	7511	13.842	14.163	51590	13.916	14.246	953
2017	13.445	15.006	51	13.760	15.388	5854	14.163	15.879	44738	14.246	15.980	654
2018	15.006	13.854	50	15.388	14.235	4950	15.879	14.726	38759	15.980	14.827	588
2019	13.854	15.557	70	14.235	16.017	4283	14.726	16.611	32811	14.827	16.733	536
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.316	10.853	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.603	10.119	3	10.853	10.174	13	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.119	11.274	3	10.174	11.358	38	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2012	N/A	N/A	N/A	9.770	9.583	65	9.982	9.817	586	9.942	9.864	152
2013	N/A	N/A	N/A	9.583	9.401	269	9.817	9.654	765	9.864	9.705	167
2014	N/A	N/A	N/A	9.401	9.221	307	9.654	9.493	981	9.705	9.549	500
2015	N/A	N/A	N/A	9.221	9.045	462	9.493	9.335	1201	9.549	9.394	93
2016	N/A	N/A	N/A	9.045	8.873	188	9.335	9.180	911	9.394	9.243	27
2017	N/A	N/A	N/A	8.873	8.717	84	9.180	9.042	736	9.243	9.108	19
2018	N/A	N/A	N/A	8.717	8.647	625	9.042	8.991	1086	9.108	9.061	122
2019	N/A	N/A	N/A	8.647	8.610	155	8.991	8.975	797	9.061	9.050	71
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	10.339	10.223	1*	10.161	10.236	47	9.966	10.244	384	10.249	10.255	7
2015	10.223	9.488	8	10.236	9.519	121	10.244	9.550	1022	10.255	9.566	18
2016	9.488	10.284	21	9.519	10.339	176	9.550	10.399	2041	9.566	10.421	88
2017	10.284	11.147	22	10.339	11.228	169	10.399	11.322	2021	10.421	11.351	90
2018	11.147	9.914	19	11.228	10.007	158	11.322	10.116	1816	11.351	10.147	55
2019	9.914	10.800	18	10.007	10.909	177	10.116	11.038	1808	10.147	11.075	54
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	9.894	10.247	73	10.024	10.272	1105	10.415	10.274	16
2015	10.208	9.118	7	10.247	9.154	229	10.272	9.200	1748	10.274	9.205	32
2016	9.118	9.447	14	9.154	9.503	310	9.200	9.575	1800	9.205	9.586	33
2017	9.447	10.879	14	9.503	10.966	268	9.575	11.076	1542	9.586	11.094	28
2018	10.879	9.642	11	10.966	9.738	180	11.076	9.861	1333	11.094	9.882	30
2019	9.642	11.255	30	9.738	11.390	291	9.861	11.562	3002	9.882	11.593	76
LVIP JPMorgan High Yield Fund - Service Class
2012	11.086	12.124	4	10.841	12.188	104	10.885	12.268	459	11.181	12.284	84
2013	12.124	12.614	4	12.188	12.706	122	12.268	12.821	592	12.284	12.844	88
2014	12.614	12.664	11	12.706	12.782	154	12.821	12.931	725	12.844	12.961	90
2015	12.664	11.877	14	12.782	12.012	141	12.931	12.182	790	12.961	12.216	6
2016	11.877	13.133	14	12.012	13.309	123	12.182	13.531	828	12.216	13.576	18
2017	13.133	13.691	9	13.309	13.902	110	13.531	14.169	810	13.576	14.223	108
2018	13.691	12.985	4	13.902	13.211	84	14.169	13.499	655	14.223	13.557	18
2019	12.985	14.322	5	13.211	14.601	71	13.499	14.956	641	13.557	15.028	17
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.879	12.290	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.290	11.507	3	N/A	N/A	N/A
2019	N/A	N/A	N/A	11.909	12.622	1*	11.507	12.857	5	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2012	8.987	9.493	3	8.628	9.601	66	8.728	9.736	294	9.713	9.754	10
2013	9.493	11.509	21	9.601	11.663	374	9.736	11.857	3,322	9.754	11.884	46
2014	11.509	12.148	28	11.663	12.335	507	11.857	12.572	4884	11.884	12.607	75
2015	12.148	10.942	35	12.335	11.133	647	12.572	11.375	5923	12.607	11.413	152
2016	10.942	11.751	59	11.133	11.980	660	11.375	12.271	6254	11.413	12.317	128
2017	11.751	13.158	50	11.980	13.441	616	12.271	13.802	5724	12.317	13.861	119
2018	13.158	11.330	49	13.441	11.597	479	13.802	11.938	5257	13.861	11.996	107
2019	11.330	12.849	46	11.597	13.178	422	11.938	13.599	4737	11.996	13.672	96

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	10.111	10.027	83	10.126	10.043	782	9.651	10.046	9
2014	9.867	9.081	5	10.027	9.111	210	10.043	9.148	2033	10.046	9.156	22
2015	9.081	8.876	11	9.111	8.923	434	9.148	8.982	3870	9.156	8.994	35
2016	8.876	8.553	22	8.923	8.615	436	8.982	8.694	4133	8.994	8.710	49
2017	8.553	10.766	20	8.615	10.866	436	8.694	10.993	4173	8.710	11.019	50
2018	10.766	9.646	17	10.866	9.756	493	10.993	9.895	4402	11.019	9.922	51
2019	9.646	11.902	15	9.756	12.061	354	9.895	12.263	4137	9.922	12.304	31
LVIP MFS International Growth Fund - Service Class
2012	7.655	8.320	1*	7.203	8.414	38	7.287	8.533	218	7.904	8.557	1*
2013	8.320	9.228	2	8.414	9.351	67	8.533	9.507	362	8.557	9.539	11
2014	9.228	8.554	7	9.351	8.685	99	9.507	8.852	396	9.539	8.886	13
2015	8.554	8.460	9	8.685	8.607	135	8.852	8.794	553	8.886	8.832	15
2016	8.460	8.396	9	8.607	8.559	130	8.794	8.767	611	8.832	8.810	15
2017	8.396	10.809	8	8.559	11.041	129	8.767	11.338	642	8.810	11.398	8
2018	10.809	9.684	11	11.041	9.911	111	11.338	10.203	637	11.398	10.263	8
2019	9.684	12.060	3	9.911	12.368	105	10.203	12.765	588	10.263	12.845	9
LVIP MFS Value Fund - Service Class
2012	N/A	N/A	N/A	8.101	9.219	103	8.195	9.350	547	8.444	9.376	15
2013	N/A	N/A	N/A	9.219	12.262	325	9.350	12.467	811	9.376	12.508	15
2014	11.566	13.057	8	12.262	13.256	495	12.467	13.511	845	12.508	13.562	12
2015	13.057	12.678	9	13.256	12.897	567	13.511	13.178	965	13.562	13.234	12
2016	12.678	14.118	1*	12.897	14.391	696	13.178	14.741	1042	13.234	14.812	15
2017	14.118	16.213	1*	14.391	16.559	1088	14.741	17.004	964	14.812	17.095	12
2018	16.213	14.246	1*	16.559	14.579	999	17.004	15.009	843	17.095	15.096	11
2019	14.246	18.058	1*	14.579	18.518	938	15.009	19.111	772	15.096	19.232	10
LVIP Mondrian International Value Fund - Service Class
2012	16.455	17.188	1*	16.340	17.521	6	16.696	17.948	76	N/A	N/A	N/A
2013	17.188	20.451	1*	17.521	20.888	21	17.948	21.450	181	19.951	21.565	1*
2014	20.451	19.462	1*	20.888	19.918	32	21.450	20.505	222	21.565	20.625	10
2015	19.462	18.283	1*	19.918	18.749	45	20.505	19.350	222	20.625	19.472	11
2016	18.283	18.566	1*	18.749	19.078	44	19.350	19.739	238	19.472	19.874	11
2017	18.566	21.995	1*	19.078	22.646	42	19.739	23.490	202	19.874	23.662	4
2018	21.995	19.008	1*	22.646	19.610	39	23.490	20.391	187	23.662	20.551	3
2019	19.008	21.944	1*	19.610	22.684	33	20.391	23.646	188	20.551	23.844	3
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	9.592	9.769	1*	10.210	9.781	14	10.113	9.797	96	10.073	9.800	20
2015	9.769	8.883	1*	9.781	8.911	26	9.797	8.948	465	9.800	8.955	34
2016	8.883	9.175	1*	8.911	9.223	40	8.948	9.284	491	8.955	9.297	37
2017	9.175	10.792	1*	9.223	10.871	28	9.284	10.970	537	9.297	10.990	37
2018	10.792	9.659	1*	10.871	9.749	43	10.970	9.862	675	10.990	9.885	48
2019	9.659	11.283	1*	9.749	11.411	40	9.862	11.573	603	9.885	11.605	49
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	9.963	9.865	5	10.004	9.878	82	10.004	9.893	735	9.982	9.897	16
2015	9.865	9.792	6	9.878	9.824	314	9.893	9.864	2745	9.897	9.872	62
2016	9.792	9.811	6	9.824	9.863	694	9.864	9.928	3941	9.872	9.941	72
2017	9.811	9.740	6	9.863	9.811	633	9.928	9.900	4026	9.941	9.918	62
2018	9.740	9.618	6	9.811	9.708	487	9.900	9.821	3906	9.918	9.844	317
2019	9.618	9.707	1*	9.708	9.817	434	9.821	9.956	3440	9.844	9.984	49
LVIP SSGA Bond Index Fund - Service Class
2012	11.548	11.706	5	11.627	11.812	93	11.729	11.946	931	11.784	11.973	13
2013	11.706	11.135	35	11.812	11.258	118	11.946	11.415	1,441	11.973	11.446	37
2014	11.135	11.496	7	11.258	11.647	184	11.415	11.838	1982	11.446	11.877	43
2015	11.496	11.251	18	11.647	11.422	396	11.838	11.639	2381	11.877	11.682	47
2016	11.251	11.236	39	11.422	11.429	698	11.639	11.675	3014	11.682	11.725	56
2017	11.236	11.318	44	11.429	11.536	591	11.675	11.814	2845	11.725	11.870	55
2018	11.318	11.014	38	11.536	11.248	236	11.814	11.548	2560	11.870	11.609	592
2019	11.014	11.639	38	11.248	11.910	224	11.548	12.258	2201	11.609	12.328	145

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Conservative Index Allocation Fund - Service Class
2012	10.924	11.124	3	10.474	11.178	51	10.511	11.245	321	10.519	11.259	2
2013	11.124	11.598	3	11.178	11.678	77	11.245	11.778	316	11.259	11.798	3
2014	11.598	11.858	3	11.678	11.964	99	11.778	12.097	341	11.798	12.123	6
2015	11.858	11.468	3	11.964	11.593	100	12.097	11.751	380	12.123	11.783	284
2016	11.468	11.756	3	11.593	11.908	108	11.751	12.101	392	11.783	12.140	44
2017	11.756	12.707	3	11.908	12.897	62	12.101	13.139	339	12.140	13.188	42
2018	12.707	11.868	3	12.897	12.070	48	13.139	12.326	293	13.188	12.378	42
2019	11.868	13.304	3	12.070	13.558	23	12.326	13.881	224	12.378	13.946	42
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2012	N/A	N/A	N/A	10.437	11.063	123	10.474	11.130	1,182	10.801	11.144	8
2013	N/A	N/A	N/A	11.063	11.588	161	11.130	11.687	1,119	11.144	11.707	12
2014	N/A	N/A	N/A	11.588	11.963	182	11.687	12.096	1051	11.707	12.123	11
2015	N/A	N/A	N/A	11.963	11.485	167	12.096	11.642	1020	12.123	11.674	10
2016	N/A	N/A	N/A	11.485	12.004	154	11.642	12.198	878	11.674	12.237	9
2017	N/A	N/A	N/A	12.004	12.882	151	12.198	13.123	809	12.237	13.172	7
2018	N/A	N/A	N/A	12.882	11.969	126	13.123	12.224	686	13.172	12.276	2
2019	N/A	N/A	N/A	11.969	13.307	120	12.224	13.624	549	12.276	13.688	20
LVIP SSGA Developed International 150 Fund - Service Class
2012	N/A	N/A	N/A	7.977	8.868	7	8.047	8.969	37	8.061	8.989	1*
2013	N/A	N/A	N/A	8.868	10.438	11	8.969	10.583	78	8.989	10.612	1*
2014	10.632	10.169	3	10.438	10.302	13	10.583	10.472	128	10.612	10.506	2
2015	10.169	9.501	3	10.302	9.645	22	10.472	9.828	196	10.506	9.865	2
2016	9.501	10.179	3	9.645	10.354	16	9.828	10.577	171	9.865	10.622	2
2017	10.179	12.280	3	10.354	12.516	29	10.577	12.817	248	10.622	12.878	2
2018	12.280	10.162	5	12.516	10.378	30	12.817	10.655	238	12.878	10.711	2
2019	10.162	11.451	6	10.378	11.718	26	10.655	12.061	193	10.711	12.130	2
LVIP SSGA Emerging Markets 100 Fund - Service Class
2012	11.852	12.749	3	11.672	12.865	28	11.776	13.012	208	12.803	13.041	3
2013	12.749	12.094	3	12.865	12.228	57	13.012	12.399	469	13.041	12.433	9
2014	12.094	11.409	3	12.228	11.559	58	12.399	11.749	557	12.433	11.788	10
2015	11.409	9.240	4	11.559	9.380	72	11.749	9.559	663	11.788	9.595	11
2016	9.240	10.414	4	9.380	10.593	73	9.559	10.822	657	9.595	10.868	10
2017	10.414	12.589	4	10.593	12.831	61	10.822	13.141	624	10.868	13.204	145
2018	12.589	10.777	3	12.831	11.006	72	13.141	11.300	586	13.204	11.359	3
2019	10.777	11.322	5	11.006	11.586	68	11.300	11.925	544	11.359	11.994	4
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.410	10.069	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.069	11.627	20	11.368	11.634	1*
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2012	10.494	11.194	8	10.452	11.365	579	10.625	11.582	2,966	11.199	11.626	121
2013	11.194	12.001	23	11.365	12.208	1,699	11.582	12.473	12,797	11.626	12.526	276
2014	12.001	12.181	87	12.208	12.417	2161	12.473	12.717	15442	12.526	12.778	267
2015	12.181	11.117	100	12.417	11.355	2122	12.717	11.659	15454	12.778	11.721	494
2016	11.117	11.464	93	11.355	11.733	1754	11.659	12.077	13496	11.721	12.147	235
2017	11.464	12.851	65	11.733	13.178	1529	12.077	13.598	11613	12.147	13.684	201
2018	12.851	11.520	65	13.178	11.837	1285	13.598	12.245	10043	13.684	12.329	182
2019	11.520	13.019	62	11.837	13.404	1113	12.245	13.901	8530	12.329	14.003	172
LVIP SSGA International Index Fund - Service Class
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.232	8.376	122	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	8.376	9.939	148	N/A	N/A	N/A
2014	9.630	8.912	15	10.108	9.029	4	9.939	9.178	259	10.339	9.208	19
2015	8.912	8.595	16	9.029	8.725	5	9.178	8.891	356	9.208	8.924	18
2016	8.595	8.474	17	8.725	8.620	13	8.891	8.806	374	8.924	8.843	19
2017	8.474	10.316	3	8.620	10.515	18	8.806	10.768	432	8.843	10.819	1*
2018	10.316	8.691	3	10.515	8.876	13	10.768	9.113	432	10.819	9.161	1*
2019	8.691	10.316	3	8.876	10.557	9	9.113	10.865	316	9.161	10.928	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.076	9.140	12	10.110	9.163	402	10.020	9.167	1*
2015	N/A	N/A	N/A	9.140	8.627	155	9.163	8.670	1846	9.167	8.679	88
2016	8.314	8.090	16	8.627	8.138	959	8.670	8.200	8052	8.679	8.212	197
2017	8.090	9.814	15	8.138	9.893	770	8.200	9.993	7033	8.212	10.013	127
2018	9.814	8.412	12	9.893	8.496	568	9.993	8.604	6690	10.013	8.625	134
2019	8.412	9.755	10	8.496	9.873	435	8.604	10.022	5375	8.625	10.052	93
LVIP SSGA Large Cap 100 Fund - Service Class
2012	11.245	11.697	5	10.751	11.803	40	10.846	11.937	92	11.723	11.964	6
2013	11.697	15.512	5	11.803	15.684	91	11.937	15.902	154	11.964	15.946	5
2014	15.512	17.678	6	15.684	17.910	107	15.902	18.204	256	15.946	18.263	5
2015	17.678	16.452	6	17.910	16.701	109	18.204	17.018	324	18.263	17.082	5
2016	16.452	19.520	6	16.701	19.855	110	17.018	20.283	334	17.082	20.369	2
2017	19.520	22.633	6	19.855	23.068	117	20.283	23.623	327	20.369	23.736	2
2018	22.633	19.641	8	23.068	20.059	88	23.623	20.593	286	23.736	20.701	2
2019	19.641	24.411	9	20.059	24.980	74	20.593	25.710	267	20.701	25.858	3
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	9.941	10.860	72	10.086	10.877	619	10.050	10.881	3
2014	11.166	11.277	1*	10.860	11.314	217	10.877	11.360	2297	10.881	11.370	15
2015	11.277	10.442	1*	11.314	10.497	339	11.360	10.567	3440	11.370	10.581	48
2016	10.442	11.030	2	10.497	11.111	339	10.567	11.212	4207	10.581	11.233	103
2017	11.030	13.040	2	11.111	13.162	369	11.212	13.315	3985	11.233	13.346	100
2018	13.040	12.139	2	13.162	12.277	392	13.315	12.451	3796	13.346	12.486	74
2019	12.139	14.360	1*	12.277	14.552	329	12.451	14.795	3555	12.486	14.844	62
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	11.187	12.449	3	11.099	12.484	108	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.449	10.793	1*	12.484	10.851	130	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.793	13.283	1*	10.851	13.388	97	12.800	13.409	1*
LVIP SSGA Moderate Index Allocation Fund - Service Class
2012	10.352	11.290	32	10.381	11.344	166	10.418	11.413	1,167	10.593	11.427	15
2013	11.290	12.396	33	11.344	12.481	284	11.413	12.588	1,592	11.427	12.609	15
2014	12.396	12.636	34	12.481	12.748	325	12.588	12.889	1834	12.609	12.918	14
2015	12.636	12.155	34	12.748	12.288	355	12.889	12.455	1883	12.918	12.489	46
2016	12.155	12.655	35	12.288	12.818	347	12.455	13.026	1861	12.489	13.068	46
2017	12.655	14.153	5	12.818	14.364	247	13.026	14.633	1609	13.068	14.687	46
2018	14.153	12.951	5	14.364	13.170	229	14.633	13.451	1463	14.687	13.507	42
2019	12.951	14.949	4	13.170	15.233	207	13.451	15.596	1180	13.507	15.670	43
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2012	10.950	11.127	6	10.340	11.181	562	10.377	11.249	3,569	10.384	11.263	30
2013	11.127	12.256	11	11.181	12.340	463	11.249	12.446	3,647	11.263	12.467	23
2014	12.256	12.630	13	12.340	12.742	557	12.446	12.884	3566	12.467	12.912	42
2015	12.630	11.997	13	12.742	12.128	588	12.884	12.293	3533	12.912	12.327	38
2016	11.997	12.800	13	12.128	12.965	606	12.293	13.175	3160	12.327	13.217	37
2017	12.800	14.138	13	12.965	14.350	498	13.175	14.618	2794	13.217	14.673	36
2018	14.138	12.820	20	14.350	13.037	376	14.618	13.315	2535	14.673	13.371	27
2019	12.820	14.590	19	13.037	14.867	298	13.315	15.222	2313	13.371	15.293	20
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2012	10.243	11.286	2	10.272	11.340	257	10.308	11.409	837	10.515	11.423	6
2013	11.286	12.650	2	11.340	12.736	337	11.409	12.846	1,307	11.423	12.867	9
2014	12.650	12.845	66	12.736	12.959	353	12.846	13.103	1318	12.867	13.132	10
2015	12.845	12.285	66	12.959	12.419	388	13.103	12.588	1349	13.132	12.622	10
2016	12.285	12.878	66	12.419	13.044	383	12.588	13.255	1245	12.622	13.298	10
2017	12.878	14.706	96	13.044	14.925	333	13.255	15.205	1096	13.298	15.261	10
2018	14.706	13.291	96	14.925	13.516	320	15.205	13.804	995	15.261	13.862	7
2019	13.291	15.536	96	13.516	15.831	305	13.804	16.208	902	13.862	16.284	5

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2012	10.582	11.292	4	10.413	11.347	858	10.450	11.416	2,486	10.822	11.429	8
2013	11.292	12.696	4	11.347	12.783	956	11.416	12.893	2,932	11.429	12.915	10
2014	12.696	13.050	4	12.783	13.165	961	12.893	13.312	2922	12.915	13.341	30
2015	13.050	12.296	4	13.165	12.430	987	13.312	12.600	2888	13.341	12.634	22
2016	12.296	13.262	4	12.430	13.434	951	12.600	13.651	2692	12.634	13.695	18
2017	13.262	14.877	4	13.434	15.099	974	13.651	15.382	2555	13.695	15.439	17
2018	14.877	13.333	4	15.099	13.559	812	15.382	13.848	2292	15.439	13.906	13
2019	13.333	15.286	4	13.559	15.577	717	13.848	15.948	1831	13.906	16.023	15
LVIP SSGA S&P 500 Index Fund - Service Class
2012	N/A	N/A	N/A	9.521	10.771	31	9.679	10.977	1,112	10.519	11.018	1*
2013	N/A	N/A	N/A	10.771	13.909	250	10.977	14.211	1,237	11.018	14.271	2
2014	13.751	15.142	16	13.909	15.434	403	14.211	15.808	1569	14.271	15.883	30
2015	15.142	14.956	19	15.434	15.275	520	15.808	15.684	2175	15.883	15.766	28
2016	14.956	16.318	18	15.275	16.699	573	15.684	17.189	2141	15.766	17.289	34
2017	16.318	19.367	5	16.699	19.860	575	17.189	20.494	2212	17.289	20.622	324
2018	19.367	18.031	4	19.860	18.527	403	20.494	19.166	1955	20.622	19.296	23
2019	18.031	23.096	4	18.527	23.778	374	19.166	24.660	1615	19.296	24.840	254
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	9.998	10.015	272	9.999	10.031	250	10.015	10.034	167
2019	N/A	N/A	N/A	10.015	10.267	248	10.031	10.309	335	10.034	10.317	172
LVIP SSGA Small-Cap Index Fund - Service Class
2012	8.769	9.390	1*	8.376	9.496	29	8.473	9.630	303	8.868	9.657	1*
2013	9.390	12.643	2	9.496	12.811	74	9.630	13.025	505	9.657	13.068	1*
2014	12.643	12.920	10	12.811	13.118	39	13.025	13.370	586	13.068	13.421	2
2015	12.920	12.019	14	13.118	12.227	73	13.370	12.494	783	13.421	12.548	2
2016	12.019	14.160	14	12.227	14.435	82	12.494	14.786	726	12.548	14.857	3
2017	14.160	15.789	6	14.435	16.128	61	14.786	16.561	654	14.857	16.649	3
2018	15.789	13.662	7	16.128	13.983	61	16.561	14.395	648	16.649	14.479	3
2019	13.662	16.677	6	13.983	17.103	59	14.395	17.651	623	14.479	17.763	4
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2012	N/A	N/A	N/A	12.789	14.241	10	12.902	14.403	63	N/A	N/A	N/A
2013	16.325	18.531	1*	14.241	18.737	25	14.403	18.997	97	18.278	19.049	1*
2014	18.531	18.871	1*	18.737	19.118	40	18.997	19.432	134	19.049	19.495	1*
2015	18.871	17.162	1*	19.118	17.421	50	19.432	17.752	177	19.495	17.819	1*
2016	17.162	21.796	1*	17.421	22.170	53	17.752	22.648	209	17.819	22.744	1*
2017	21.796	22.627	1*	22.170	23.062	40	22.648	23.618	193	22.744	23.729	2
2018	22.627	19.118	1*	23.062	19.524	28	23.618	20.045	193	23.729	20.150	2
2019	19.118	22.365	2	19.524	22.885	36	20.045	23.555	180	20.150	23.690	3
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	10.181	11.127	52	10.183	11.144	580	10.131	11.148	23
2014	10.952	10.699	3	11.127	10.734	151	11.144	10.778	1995	11.148	10.787	35
2015	10.699	9.538	3	10.734	9.589	328	10.778	9.652	3617	10.787	9.665	56
2016	9.538	10.746	8	9.589	10.824	354	9.652	10.923	4149	9.665	10.943	74
2017	10.746	11.976	5	10.824	12.088	436	10.923	12.229	4820	10.943	12.257	83
2018	11.976	10.624	4	12.088	10.745	516	12.229	10.897	4998	12.257	10.928	92
2019	10.624	11.883	4	10.745	12.042	398	10.897	12.243	4624	10.928	12.284	83
LVIP T. Rowe Price Growth Stock Fund - Service Class
2012	9.761	9.914	7	8.663	10.026	89	8.763	10.168	750	9.048	10.196	5
2013	9.914	13.459	10	10.026	13.638	139	10.168	13.865	966	10.196	13.912	9
2014	13.459	14.284	53	13.638	14.504	167	13.865	14.782	816	13.912	14.839	17
2015	14.284	15.441	66	14.504	15.710	326	14.782	16.052	1223	14.839	16.121	21
2016	15.441	15.286	66	15.710	15.583	294	16.052	15.962	1047	16.121	16.039	22
2017	15.286	19.952	62	15.583	20.380	273	15.962	20.928	1043	16.039	21.040	20
2018	19.952	19.261	25	20.380	19.714	251	20.928	20.294	861	21.040	20.413	18
2019	19.261	24.645	19	19.714	25.275	216	20.294	26.084	752	20.413	26.250	215

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2012	17.593	18.426	1*	16.510	18.784	30	16.869	19.241	278	18.683	19.334	1*
2013	18.426	24.248	1*	18.784	24.769	34	19.241	25.435	215	19.334	25.571	1*
2014	24.248	26.415	1*	24.769	27.036	52	25.435	27.833	256	25.571	27.996	4
2015	26.415	26.331	6	27.036	27.004	78	27.833	27.870	352	27.996	28.046	7
2016	26.331	27.649	6	27.004	28.412	75	27.870	29.397	284	28.046	29.598	8
2017	27.649	33.674	6	28.412	34.673	92	29.397	35.964	277	29.598	36.228	5
2018	33.674	31.867	5	34.673	32.878	82	35.964	34.188	267	36.228	34.456	5
2019	31.867	42.748	4	32.878	44.192	76	34.188	46.068	253	34.456	46.452	4
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	9.857	9.548	39	9.605	9.549	7
2019	N/A	N/A	N/A	10.035	11.052	131	9.548	11.084	726	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	9.548	9.481	11	10.065	9.495	256	10.088	9.511	1999	9.649	9.514	326
2016	9.481	9.634	11	9.495	9.667	375	9.511	9.707	4682	9.514	9.715	34
2017	9.634	10.838	11	9.667	10.897	417	9.707	10.970	5539	9.715	10.984	36
2018	10.838	10.092	18	10.897	10.167	416	10.970	10.261	5616	10.984	10.279	70
2019	10.092	11.545	17	10.167	11.654	413	10.261	11.791	5105	10.279	11.818	68
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2012	10.024	10.476	3	9.329	10.510	92	9.344	10.553	631	9.767	10.562	6
2013	10.476	13.350	4	10.510	13.420	110	10.553	13.509	915	10.562	13.526	16
2014	13.350	14.625	6	13.420	14.732	154	13.509	14.866	1081	13.526	14.893	121
2015	14.625	14.234	9	14.732	14.366	151	14.866	14.534	1065	14.893	14.567	123
2016	14.234	15.584	10	14.366	15.760	148	14.534	15.983	1035	14.567	16.028	24
2017	15.584	18.284	15	15.760	18.527	119	15.983	18.837	1032	16.028	18.899	30
2018	18.284	16.969	14	18.527	17.230	103	18.837	17.562	922	18.899	17.629	25
2019	16.969	21.585	12	17.230	21.961	91	17.562	22.440	797	17.629	22.536	28
LVIP Vanguard International Equity ETF Fund - Service Class
2012	9.418	9.686	2	8.324	9.718	46	8.337	9.757	413	8.797	9.765	20
2013	9.686	10.851	2	9.718	10.908	100	9.757	10.980	575	9.765	10.995	22
2014	10.851	10.102	2	10.908	10.175	139	10.980	10.268	790	10.995	10.286	66
2015	10.102	9.572	3	10.175	9.661	170	10.268	9.773	828	10.286	9.796	69
2016	9.572	9.692	4	9.661	9.801	165	9.773	9.940	801	9.796	9.968	27
2017	9.692	12.141	10	9.801	12.303	118	9.940	12.508	747	9.968	12.550	27
2018	12.141	10.109	9	12.303	10.265	116	12.508	10.462	727	12.550	10.502	27
2019	10.109	12.061	9	10.265	12.271	132	10.462	12.539	670	10.502	12.593	27
LVIP VIP Mid Cap Managed Volatility(2)
2014	9.869	10.093	7	10.281	10.106	54	10.099	10.122	266	10.491	10.125	2
2015	10.093	9.405	10	10.106	9.436	120	10.122	9.475	1453	10.125	9.483	24
2016	9.405	10.120	10	9.436	10.172	164	9.475	10.238	1441	9.483	10.251	32
LVIP Wellington Capital Growth Fund - Service Class
2012	9.434	9.605	1*	8.340	9.714	17	8.437	9.852	60	N/A	N/A	N/A
2013	9.605	12.754	2	9.714	12.924	11	9.852	13.140	89	N/A	N/A	N/A
2014	12.754	13.868	1*	12.924	14.081	18	13.140	14.352	90	13.986	14.407	1*
2015	13.868	14.815	4	14.081	15.072	32	14.352	15.401	181	14.407	15.467	2
2016	14.815	14.478	5	15.072	14.759	29	15.401	15.119	163	15.467	15.192	23
2017	14.478	19.204	5	14.759	19.617	26	15.119	20.145	138	15.192	20.252	22
2018	19.204	19.003	6	19.617	19.450	25	20.145	20.023	199	20.252	20.140	28
2019	19.003	26.231	6	19.450	26.901	120	20.023	27.764	230	20.140	27.939	11
LVIP Wellington Mid-Cap Value Fund - Service Class
2012	8.007	8.993	5	7.490	9.095	59	7.577	9.223	236	N/A	N/A	N/A
2013	8.993	11.778	5	9.095	11.935	92	9.223	12.134	326	9.804	12.175	2
2014	11.778	12.452	5	11.935	12.643	133	12.134	12.886	971	12.175	12.936	3
2015	12.452	11.973	4	12.643	12.181	116	12.886	12.446	411	12.936	12.500	4
2016	11.973	13.216	4	12.181	13.473	128	12.446	13.800	481	12.500	13.867	4
2017	13.216	14.636	4	13.473	14.950	122	13.800	15.352	387	13.867	15.434	4
2018	14.636	12.212	2	14.950	12.499	85	15.352	12.867	339	15.434	12.942	4
2019	12.212	15.569	1*	12.499	15.967	81	12.867	16.479	309	12.942	16.584	4

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	10.080	10.107	34	10.077	10.123	159	10.148	10.126	1*
2018	9.803	9.755	3	10.107	9.786	248	10.123	9.826	527	10.126	9.836	1*
2019	9.755	10.522	3	9.786	10.577	232	9.826	10.646	966	9.836	10.663	15
MFS® VIT Growth Series - Service Class
2012	N/A	N/A	N/A	13.434	15.424	10	13.782	15.864	41	6.650	7.013	2
2013	N/A	N/A	N/A	15.424	20.647	11	15.864	21.288	102	7.013	9.416	6
2014	N/A	N/A	N/A	20.647	22.007	21	21.288	22.747	93	9.416	10.066	5
2015	N/A	N/A	N/A	22.007	23.157	30	22.747	23.996	119	10.066	10.625	5
2016	26.881	29.223	1*	23.157	23.205	28	23.996	24.106	148	10.625	10.679	5
2017	29.223	37.494	1*	23.205	29.831	25	24.106	31.067	149	10.679	13.769	3
2018	37.494	37.580	1*	29.831	29.960	25	31.067	31.280	134	13.769	13.870	3
2019	37.580	50.675	1*	29.960	40.482	24	31.280	42.370	158	13.870	18.797	4
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	17.693	18.081	13	14.173	14.479	47	N/A	N/A	N/A
2017	18.697	20.297	8	18.081	19.864	70	14.479	15.947	242	15.514	16.954	2
2018	20.297	18.699	11	19.864	18.336	56	15.947	14.758	251	16.954	15.697	2
2019	18.699	21.983	11	18.336	21.600	43	14.758	17.428	244	15.697	18.547	1*
MFS® VIT Utilities Series - Service Class
2012	32.211	35.550	1*	21.374	23.731	25	21.929	24.408	111	16.517	18.339	4
2013	35.550	41.828	2	23.731	27.977	49	24.408	28.848	171	18.339	21.685	9
2014	41.828	46.042	3	27.977	30.858	52	28.848	31.897	236	21.685	23.990	7
2015	46.042	38.412	3	30.858	25.795	53	31.897	26.731	266	23.990	20.115	7
2016	38.412	41.819	1*	25.795	28.140	47	26.731	29.234	253	20.115	22.009	8
2017	41.819	46.868	1*	28.140	31.596	41	29.234	32.907	229	22.009	24.786	15
2018	46.868	46.243	1*	31.596	31.237	38	32.907	32.614	184	24.786	24.578	8
2019	46.243	56.485	1*	31.237	38.232	31	32.614	40.017	164	24.578	30.172	8
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2012	14.481	14.108	1*	13.292	14.210	4	13.874	14.339	16	13.276	14.365	1*
2013	14.108	11.776	1*	14.210	11.885	7	14.339	12.023	48	14.365	12.051	2
2014	11.776	9.379	4	11.885	9.485	12	12.023	9.619	81	12.051	9.646	3
2015	9.379	6.824	3	9.485	6.914	19	9.619	7.030	121	9.646	7.053	3
2016	6.824	7.672	2	6.914	7.789	27	7.030	7.939	149	7.053	7.970	3
2017	7.672	7.662	2	7.789	7.795	25	7.939	7.965	135	7.970	8.000	6
2018	7.662	6.434	2	7.795	6.559	18	7.965	6.719	100	8.000	6.751	6
2019	6.434	7.012	1*	6.559	7.163	16	6.719	7.355	72	6.751	7.395	3
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A	11.013	11.333	1*	10.531	11.344	4	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	10.494	11.554	11	10.436	11.587	153	11.587	11.594	2
2018	N/A	N/A	N/A	11.554	10.975	32	11.587	11.034	190	11.594	11.046	2
2019	N/A	N/A	N/A	10.975	13.347	39	11.034	13.452	243	11.046	13.473	2
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.931	10.025	5	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	10.025	11.525	5	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2014	N/A	N/A	N/A	18.013	17.628	15	18.392	18.056	87	18.532	18.142	5
2015	17.199	16.198	1*	17.628	16.543	26	18.056	16.987	154	18.142	17.077	5
2016	16.198	16.320	1*	16.543	16.700	23	16.987	17.192	143	17.077	17.291	5
2017	16.320	16.280	1*	16.700	16.693	23	17.192	17.227	173	17.291	17.336	14
2018	16.280	16.242	1*	16.693	16.688	15	17.227	17.265	170	17.336	17.383	4
2019	16.242	16.217	3	16.688	16.695	13	17.265	17.316	131	17.383	17.442	5
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance L Share and ChoicePlus Series-L Share.
(1)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(2)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

Appendix B — Discontinued Death Benefit and Living Benefit Riders
The Death Benefit and Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Death Benefit or Living Benefit Riders.
Death Benefit
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or Lincoln IRA Income PlusSM; or
•	the highest Contract Value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus

•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
After the death of a Contractowner, if the EEB rider is in effect, the enhancement rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB at the charge that was in effect at the time you purchased your contract.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
Charges and Deductions for Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER® Advantage (Managed Risk) Fees. If you elect a Living Benefit Rider, there is a fee associated with that rider for as long as the rider is in effect.
Lincoln Lifetime IncomeSM Advantage 2.0 is an older version of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) which is still currently available. For more information about Lincoln Lifetime IncomeSM Advantage 2.0 please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
The protected lifetime income fee rates for the riders listed above are:
	Current Initial Annual Fee Rate		Guaranteed Maximum Annual Fee Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0; 4LATER® Advantage (Managed Risk)	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

The protected lifetime income fee:
•	is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Protected Income Base is decreased by all withdrawals under 4LATER® Advantage (Managed Risk)); and
•	may increase every Benefit Year upon an Account Value Step-up or an Enhancement. (You may opt out of this increase – see details below.)
The fee will be deducted from the Contract Value on a quarterly basis. The first deduction of the fee will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Protected Income Base.
The fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Advantage (Managed Risk)). This opt out will only apply for this particular Account Value Step-up. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups.
The annual protected lifetime income fee rate will increase to the then current rate not to exceed the guaranteed maximum annual fee rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase. See Living Benefit Riders.
An Enhancement to the Protected Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Protected Income Base each Benefit Year, your fee rate could increase each Benefit Year, but the fee rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your fee rate to change. If you opt out of the Enhancement, the fee rate and the Protected Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under any version of 4LATER® Advantage (Managed Risk)), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your fee rate to increase) if you do not want the Enhancement.
The fee will be discontinued upon termination of the rider. However, a portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
4LATER® Advantage (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Protected Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.55% for the EGMDB, 1.30% for the Guarantee of Principal Death Benefit and 1.25% for the Account Value Death Benefit for B-Share and 1.95% for the EGMDB, 1.70% for the Guarantee of Principal Death Benefit and 1.65% for the Account Value Death Benefit for C-Share and L-Share. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who Transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated.
Lincoln SmartSecurity® Advantage Charge. While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage, single life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
2.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix B – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix B – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under Lincoln SmartSecurity® Advantage, the annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 1.50% of the Guaranteed Amount. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Lincoln Long-Term CareSM Advantage (LTC Rider) Charge. While the LTC rider is in effect, there is a charge for the LTC Rider (“LTC Charge”) that is deducted from the Contract Value on a quarterly basis. The LTC Charge will consist of the sum of three charges:
•	the Acceleration Benefit Charge,
•	the Extension Benefit Charge, and
•	the Optional Nonforfeiture Benefit Charge (if elected).
The first deduction will occur on the business day on or next following the three-month contract anniversary and will be deducted every three months thereafter. This deduction will be made proportionately from the Contract Value in the Subaccounts, the fixed account for use with dollar-cost averaging and the LTC Fixed Account until the Contract Value is reduced to zero. Deductions from the Subaccounts and the fixed accounts will be made in proportion to the value in each Subaccount and fixed account. A proportional LTC Charge will be deducted upon termination of the LTC Rider, upon commencement of Annuity Payouts and upon contract surrender. A proportional LTC Charge will not be deducted if the LTC Rider is terminated due to death.
Acceleration Benefit Charge
The Acceleration Benefit Charge has a guaranteed maximum annual charge rate of 1.50% of the LTC Guaranteed Amount. The current annual charge rate is 0.50% of the LTC Guaranteed Amount under the Growth Benefit option and 0.35% of the LTC Guaranteed Amount under the Level Benefit option. The annual charge rate may change at any time and will never exceed the guaranteed maximum annual charge rate of 1.50% of the LTC Guaranteed Amount. We will give you a minimum of 30 days written notice of our intent to raise the current annual charge rate. Any increase to the annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the annual charge rate will be the same for all Contractowners in the same class on a nondiscriminatory manner. The Acceleration Benefit Charge annual charge rate for the Growth Benefit option will not change to the annual charge rate for the Level Benefit after you terminate the automatic step-ups.
The LTC Charge will be higher if you choose the Growth Benefit option because the Acceleration Benefit Charge annual percentage rate is higher for the Growth Benefit option than it is for the Level Benefit option and the LTC Guaranteed Amount against which the Acceleration Benefit Charge annual percentage rate is assessed may be higher due to automatic step-ups.
The Acceleration Benefit Charge is calculated by multiplying the LTC Guaranteed Amount as of the date on which the charge is deducted by ¼ of the Acceleration Benefit Charge annual charge rate. With the Level Benefit option, the Acceleration Benefit Charge will decrease as the LTC Guaranteed Amount is reduced by Acceleration Benefit payments or Excess Withdrawals. With the Growth Benefit option, the Acceleration Benefit Charge will increase or decrease as the LTC Guaranteed Amount increases by automatic step-ups or is reduced by Acceleration Benefit payments, Growth Benefit payments or Excess Withdrawals. The Acceleration Benefit Charge will be deducted until the LTC Guaranteed Amount is reduced to zero or there is no Contract Value remaining, whichever occurs first.
Extension Benefit Charge
The Extension Benefit Charge does not have a guaranteed maximum annual charge rate and may change at any time. The current Extension Benefit Charge annual charge rates range as set forth in the charts below. The initial Extension Benefit Charge annual charge rate will be stated on the Specifications page of your LTC Rider. We will give you a minimum of 30 days written notice of our intent to raise the current Extension Benefit Charge annual charge rate. Any increase to the current Extension Benefit Charge annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the current Extension Benefit Charge annual charge rate will be subject to prior regulatory approval and will be the same for all Contractowners in the same class on a nondiscriminatory manner. If the current Extension Benefit Charge annual charge rate is increased to an amount greater than a specified percentage of the initial current Extension Benefit Charge annual charge rate, you may cancel the LTC Rider and receive the Contingent Nonforfeiture Benefit. See Determining LTC Benefits – Nonforfeiture Benefit for more information.
Extension Benefit Charge: 50% Benefit for Assisted Living Services
States: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY
Age on Contract Date	Extension Benefit Charge
45-49	0.26%
50-54	0.30%
55-59	0.32%
60-64	0.38%
65-69	0.50%
70-74	0.68%
Extension Benefit Charge: 100% Benefit for Assisted Living Services
All other states
Age on Contract Date	Extension Benefit Charge
45-49	0.28%
50-54	0.32%
55-59	0.36%
60-64	0.40%
65-69	0.54%
70-74	0.76%
The Extension Benefit Charge is calculated by multiplying the Extension Benefit as of the date on which the charge is deducted multiplied by ¼ of the Extension Benefit Charge annual charge rate as of the date on which the charge is deducted. On the contract date, the Extension Benefit will be double the Acceleration Benefit. The Extension Benefit Charge will increase as the Extension Benefit increases due to Purchase Payments made within the first 90 days. The Extension Benefit Charge will decrease as the Extension Benefit is reduced by Extension Benefit payments or Excess Withdrawals. The Extension Benefit Charge will be deducted until the Extension Benefit is reduced to zero or there is no Contract Value remaining, whichever occurs first. The Extension Benefit Charge annual charge rate is based upon your age as of the contract date.
Optional Nonforfeiture Benefit Charge
The Optional Nonforfeiture Benefit Charge does not have a guaranteed maximum annual charge rate and may change at any time. The current Optional Nonforfeiture Benefit Charge annual charge rates range as set forth in the charts below. The initial Optional Nonforfeiture Benefit Charge annual charge rate will be stated on the specification pages of your LTC Rider. We will give you a minimum of 30 days written notice of our intent to raise the current Optional Nonforfeiture Benefit Charge annual charge rate. Any increase to the current Optional Nonforfeiture Benefit Charge annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the current Optional Nonforfeiture Benefit Charge annual charge rate will be subject to prior regulatory approval and will be the same for all Contractowners in the same class on a nondiscriminatory manner. If the current Optional Nonforfeiture Benefit Charge annual charge rate is increased to an amount greater than a specified percentage of the initial current Optional Nonforfeiture Benefit Charge annual charge rate, you may cancel the LTC Rider and receive the Contingent Nonforfeiture Benefit. See Determining LTC Benefits – Nonforfeiture Benefit for more information.

Optional Nonforfeiture Benefit Charge: 50% Benefit for Assisted Living Services
States: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY
Age on Contract Date	Optional Nonforfeiture Benefit Charge
45-49	0.04%
50-54	0.05%
55-59	0.05%
60-64	0.06%
65-69	0.08%
70-74	0.11%
Optional Nonforfeiture Benefit Charge: 100% Benefit for Assisted Living Services
Age on Contract Date	Optional Nonforfeiture Benefit Charge
	Texas	California	All other states
45-49	0.06%	0.06%	0.05%
50-54	0.06%	0.06%	0.05%
55-59	0.07%	0.07%	0.06%
60-64	0.07%	0.07%	0.06%
65-69	0.10%	0.10%	0.09%
70-74	0.14%	0.13%	0.12%
The Optional Nonforfeiture Benefit Charge is calculated by multiplying the Extension Benefit as of the date on which the charge is deducted multiplied by ¼ of the Optional Nonforfeiture Benefit Charge annual charge rate as of the date on which the charge is deducted. On the contract date, the Extension Benefit will be double the Acceleration Benefit. The Optional Nonforfeiture Benefit Charge will increase as the Extension Benefit increases due to Purchase Payments made within the first 90 days after the contract date. The Optional Nonforfeiture Benefit Charge will decrease as the Extension Benefit is reduced by Extension Benefit payments or Excess Withdrawals. The Optional Nonforfeiture Benefit Charge will be deducted until the Extension Benefit is reduced to zero or there is no Contract Value remaining, whichever occurs first. The Optional Nonforfeiture Benefit Charge annual charge rate is based upon your age as of the contract date.
Example: The following example illustrates the calculation of the LTC Benefit Charge for a 60 year old who lives in Georgia. The example assumes the Level Benefit option and the Optional Nonforfeiture Benefit have been chosen.
Acceleration Benefit:	$100,000
LTC Guaranteed Amount:	$100,000
Extension Benefit:	$200,000
Acceleration Benefit Charge Annual Charge Rate:	0.35%
Extension Benefit Charge Annual Charge Rate:	0.38%
Optional Nonforfeiture Benefit Charge Annual Charge Rate:	0.06%
LTC Charge (Annual)*:	$1,230
* $350 Acceleration Benefit Charge (0.35% x $100,000 LTC Guaranteed Amount) + $760 Extension Benefit Charge (0.38% x $200,000 Extension Benefit) + $120 Optional Nonforfeiture Charge (0.06% x $200,000 Extension Benefit) = $1,230 annual LTC Charge

Example: The following example illustrates the calculation of the LTC Benefit Charge for a 60 year old who lives in Georgia. The example assumes the Growth Benefit option and the Optional Nonforfeiture Benefit have been chosen.
Acceleration Benefit:	$100,000
LTC Guaranteed Amount:	$100,000
Extension Benefit:	$200,000
Growth Benefit:	$0
Acceleration Benefit Charge Annual Charge Rate:	0.50%
Extension Benefit Charge Annual Charge Rate:	0.38%
Optional Nonforfeiture Benefit Charge Annual Charge Rate:	0.06%
LTC Charge (Annual)*:	$1,380
*$500 Acceleration Benefit Charge (0.50% x $100,000 LTC Guaranteed Amount) + $760 Extension Benefit Charge (0.38% x $200,000 Extension Benefit) + $120 Optional Nonforfeiture Benefit Charge (0.06% x $200,000 Extension Benefit)= $1,380 annual LTC Charge

Discontinued Living Benefit Riders
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below.
With Lincoln SmartSecurity® Advantage, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With Lincoln SmartSecurity® Advantage, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With Lincoln SmartSecurity® Advantage single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
If the benefit was elected at contract issue, then the rider was effective on the contract’s effective date. If the benefit was elected after the contract was issued, the rider was effective on the next Valuation Date following approval by us.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Account Value Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10 million for Lincoln SmartSecurity® Advantage. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Step-ups of the Guaranteed Amount. Under Lincoln SmartSecurity® Advantage, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in Lincoln SmartSecurity® Advantage, (assuming no withdrawals or additional Purchase Payments):

	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is 5% of the Guaranteed Amount.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Maximum Annual Withdrawal amount is $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	5% of the new (stepped up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal Amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account if applicable. See The Contracts — Fixed Side of the Contract.
Withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
•	the RMD calculation must be based only on the value in this contract;
•	no withdrawals other than RMDs are made within the Benefit Year; and
•	this contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal; less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	5% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	5% of the Contract Value immediately following the withdrawal; or

•	the new Guaranteed Amount.
The following example demonstrates the impact of Excess Withdrawals on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Excess Withdrawals will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a Contract Year) and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased Lincoln SmartSecurity® Advantage single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 5% Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. Lincoln SmartSecurity® Advantage has no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life under Lincoln SmartSecurity® Advantage single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under Lincoln SmartSecurity® Advantage joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new

Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups will apply to the spouse as the new Contractowner.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under Lincoln SmartSecurity® Advantage will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the protected lifetime income fee will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current protected lifetime income fee of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Guaranteed Income Benefit. Beginning May 18, 2020, this transition will be made to Guaranteed Income Benefit (Managed Risk). The charge (see Expense Table B), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
4LATER® Advantage (Managed Risk)
4LATER® Advantage (Managed Risk) is a rider that provides a Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.

Protected Income Base. The Protected Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Protected Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Protected Income Base varies based on when you elect the rider. If you elected 4LATER® Advantage (Managed Risk) at the time you purchased the contract, the Protected Income Base equals your initial Purchase Payment. If you elected the rider after you purchased the contract, the initial Protected Income Base equals the Contract Value on the effective date of 4LATER® Advantage (Managed Risk). The maximum Protected Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Purchase Payments (not to exceed the maximum Protected Income Base). For example, an additional Purchase Payment of $10,000 will increase the Protected Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Protected Income Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Protected Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Protected Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Protected Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Protected Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Protected Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Protected Income Base. If the Protected Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Account Value Step-up. The Protected Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Protected Income Base after the 5% Enhancement (if any).
The Account Value Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	there were no withdrawals in the preceding Benefit Year; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Protected Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Protected Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline the Account Value Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Protected Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $115,000 x 1.05).
Consider a further additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000
This additional Purchase Payment is not eligible for the enhancement on the first Benefit year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 5% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $115,000 x 1.05 + $10,000).
As explained below, the 5% Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides a greater increase to the Protected Income Base, you will not receive the 5% Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the enhancement would not apply. The 5% Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
The following is an example of how the Account Value Step-ups and the 5% Enhancement affect the Protected Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):
	Contract Value	Protected Income Base with 5% Enhancement	Protected Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Death Prior to the Annuity Commencement Date. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Protected Income Base upon death of the Contractowners or Annuitant. In addition, 4LATER® Advantage (Managed Risk) provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate.
Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. (If you elected a 4LATER® Advantage (Managed Risk) rider prior to January 1, 2017, and decide to terminate that rider to elect 4LATER® Select Advantage prior to May 18, 2020, this 5-year waiting period is waived.) After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate:

•	on the Annuity Commencement Date; or
•	upon election of 4LATER® Select Advantage; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Protected Income Base is reduced to zero due to withdrawals; or
•	the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected 4LATER® Advantage (Managed Risk) may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage - i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Long-Term CareSM Advantage
Beginning May 18, 2020, this rider will no longer be available for sale. The Lincoln Long-Term CareSM Advantage Rider (the “LTC Rider”) provides a way to manage the potential impact of long-term care expenses. The LTC Rider provides the potential to receive as LTC Benefits your Purchase Payments plus an additional amount equal to two times your Purchase Payments. These benefits are paid to you income tax-free. In addition, you have the opportunity to increase your tax-free long-term care benefits if there is investment gain in your contract. The LTC Rider provides monthly benefit payments (“Long-Term Care Benefits” or “LTC Benefits”) in the event: (1) you are “Chronically Ill,” which means you are either unable to perform two out of six functional activities of daily living (such as feeding yourself, bathing, or dressing) or you suffer from a severe cognitive impairment that requires substantial supervision, and (2) you are receiving long-term care services that qualify for coverage under the LTC Rider (“Long-Term Care Services”). Long-Term Care Services include, but are not limited to, nursing home care, hospice care, adult day care, assisted living services, home health care and rehabilitative services.
If you purchase the LTC Rider, you may not make any additional Purchase Payments more than 90 days from the contract date. Accordingly, you should plan on making enough Purchase Payments to fund your anticipated needs under the contract during the first 90 days. Even then, the LTC Rider may not cover all of the long-term care expenses incurred by you during the period of coverage. On the other hand, you may never need long-term care services or, even if you do, you may never qualify to receive any of the benefits provided under this LTC Rider even though you have paid a charge(s) for the LTC Rider. Accordingly, we strongly advise you to review carefully all contract and rider limitations. The risks associated with the LTC Rider are outlined below.
The LTC Rider, if purchased, must be elected at the time you purchase your contract and may not be added to existing contracts. While the LTC Rider is in force, you may not purchase any of the other Living Benefit Riders that we offer. By purchasing the LTC Rider, you will be limited in how you may invest and must adhere to Investment Requirements. See The Contracts – Investment Requirements. There is no guarantee that the LTC Rider will be available in the future, as we reserve the right to discontinue the benefit at any time. In addition, we may make different versions of the LTC Rider available.
The features and charges for this rider and also the terms and definitions will vary in certain states. You should discuss the specific provisions applicable to your state with your registered representative. Your rider will contain the specific provisions applicable to you.
Why would I want to purchase the LTC Rider? Some of the reasons why you may consider purchasing the LTC Rider are:
•	you would like to pay for Long-Term Care Services by withdrawing your Contract Value on a tax-free basis and without any surrender charges;
•	for the potential of receiving, in addition to your Contract Value, up to two times your Purchase Payments in tax-free LTC Benefit payments that we pay from our own assets in our general account during the Extension Benefit period;
•	for the favorable tax treatment of the charges deducted in order to pay for the LTC Rider (compared to taking a withdrawal from an annuity contract to pay premiums on a traditional stand-alone long-term care insurance policy);
•	for the opportunity to receive investment gain in the contract as tax-free LTC Benefits, if you purchase the Growth Benefit option;
•	you want long-term care insurance, but want to retain the ability to access your Contract Value for emergencies (although this could reduce or terminate the LTC Rider), a feature that may not be available in stand-alone long-term care insurance policies; and
•	you want long-term care insurance, but at the same time you want to retain the ability to have a Death Benefit, a feature that may not be available in stand-alone long-term care insurance policies (although you should understand that Acceleration Benefit payments and Growth Benefit payments are considered withdrawals that reduce the amount of the Death Benefit).

Are there ways I can pay long-term care expenses under the contract other than by purchasing the LTC Rider?
•	You can always access your Contract Value through conventional withdrawals from your contract, even if you have not elected to purchase the LTC Rider. However, withdrawals may be subject to surrender charges, income taxes (as investment gains, if any, are deemed to be withdrawn first), and if taken before age 59½, penalty taxes. Such withdrawals also would be limited to your Contract Value, which may decrease. Withdrawals may be taken to cover long-term care expenses for yourself or anyone else. LTC Benefits, on the other hand, are subject to favorable tax treatment, would not have any surrender charges, and may exceed the amount of Contract Value you would otherwise have had available. LTC Benefits may be received only if you are the Covered Life.
•	You can also access your Contract Value through conventional annuity payments, even if you have not elected to purchase the LTC Rider. However, while not fully taxable until cost basis has been returned, such payments are not tax-free and are intended to provide protected income payments over an extended lifetime. LTC Benefits, however, may be taken over a shorter period of time (as short as six years) and are received tax-free.
•	We offer other Living Benefit Riders that provide a guaranteed income stream and/or a guaranteed withdrawal benefit that may be used to pay for long-term care services. Like the LTC Rider, benefit payments under these riders may exceed Contract Value, but it may take you 20 years or more to receive them. In addition, these other Living Benefit Riders are not Qualified Long-Term Care insurance and their benefits cannot be received tax-free, even if used to pay long-term care expenses. On the other hand, the cost of the LTC Rider may be higher than the cost of other Living Benefit Riders we sell, and the procedures to determine eligibility and to request benefits under the LTC Rider are more extensive than those required to receive benefits under other Living Benefit Riders. In any case, you will be unable to purchase any other Living Benefit Rider that we may offer if you purchase the LTC Rider. See The Contracts – Living Benefit Riders.
•	You may also speak to your registered representative about other ways to pay for long-term care expenses. There are insurance contracts, other than annuities, which provide long-term care benefits and there may also be programs offered by your state.
How do I qualify for LTC Benefits? If, after the first Contract Year (subject to state variations), you become Chronically Ill and are receiving Long-Term Care Services, you may receive monthly LTC Benefit payments under the LTC Rider. Chronically Ill means you are either unable to perform two out of six functional activities of daily living (such as feeding yourself, bathing, or dressing) or you suffer from a severe cognitive impairment that requires substantial supervision. You should understand that although you may begin receiving LTC Benefits at any time after the first Contract Year, the LTC Rider was designed optimally for LTC Benefits to be paid on or after the fifth contract anniversary.
Importantly, the LTC Rider is not self-effecting and you must satisfy all of the conditions, and take the necessary steps to apply and qualify for, and then maintain your eligibility for, benefits under the LTC Rider. For example, a licensed health care practitioner must certify in a written assessment that you are Chronically Ill, and also complete a plan of care for you, which is a written plan of care that is developed based on your written assessment and specifies the type, frequency and duration of all Long-Term Care Services you will need (“Plan of Care”). In addition, you must wait 90 days after the date that you start to receive Long-Term Care Services before we will start paying LTC Benefits (the “deductible period”). Once we have determined that you are eligible for benefits, you may submit a Request for Benefits form. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months. You will need to provide a new Request for Benefits form to continue to receive LTC Benefits beyond the period requested in the Request for Benefits form.
How do LTC Benefits impact my Contract Value? LTC Benefits may be paid out of your Contract Value or from our own assets in our general account. In general, the LTC Rider provides for LTC benefit amounts to be withdrawn out of the Contract Value first on a tax-free basis until you either receive your Purchase Payments or your entire Contract Value is depleted, whichever occurs first. At that time, if you are still living, we will continue to make the same tax-free payments to you from our own assets in our general account for a designated period of time or until your death, if earlier. Because we transfer some or all of your Contract Value to the LTC Fixed Account (which is part of our general account) on the date we make the determination of your initial eligibility to receive LTC Benefits, all LTC Benefit payments are subject to claims of our general creditors and to the claims-paying ability of Lincoln Life. If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the Contract Value in the LTC Fixed Account back to the Subaccounts. See LTC Fixed Account.
Are the LTC Benefit payments tax-free? The LTC Rider is a Qualified Long-Term Care Insurance Policy under Section 7702B(b) of the Internal Revenue Code of 1986, as amended. Any LTC Benefits paid under the LTC Rider, as well as any charges deducted under the Rider, will not be reported as taxable income to you, subject to the Internal Revenue Code limitations.
What are the LTC Benefits? There are two primary LTC Benefits: the Acceleration Benefit and the Extension Benefit. There is also an additional optional LTC Benefit – the Growth Benefit – that is available for an additional charge. The Acceleration and Growth Benefits are calculated based on the LTC Guaranteed Amount. The initial Extension Benefit is calculated based on the initial Acceleration Benefit and will be double the dollar amount of the Acceleration Benefit. The LTC Guaranteed Amount initially is equal to the Acceleration Benefit, which is your initial Purchase Payment and any subsequent Purchase Payments made in the first 90 days after purchase. (If you purchase the LTC Rider, you may not make additional Purchase Payments more than 90 days after purchase.) If you elect the Growth Benefit option, the LTC Guaranteed Amount increases annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which you are invested through automatic step-ups. You should understand that the LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a Death Benefit. Payment of Acceleration Benefits and Growth Benefits decrease the LTC Guaranteed Amount by the amount of the respective LTC Benefit payment. The LTC Guaranteed Amount is also reduced, but on a proportional basis, by certain withdrawals that exceed a specified percentage of the amount that the Contract Value exceeds the LTC Guaranteed Amount, called “Excess Withdrawals.” The Extension Benefit is also reduced by Excess Withdrawals.
•	Acceleration Benefit: The first payments we will make under the LTC Rider will be Acceleration Benefits, which are paid out of your Contract Value. The Acceleration Benefit is not affected by investment results. Acceleration Benefits are paid from your Contract Value; however, if your Contract Value is reduced to zero before the Acceleration Benefit is paid, we will make remaining payments from our own assets in our general account. In some states the Acceleration Benefit is referred to as the Accumulation Long-Term Care Benefit.
•	Extension Benefit: When the Acceleration Benefit is reduced to zero, we will pay you Extension Benefit payments. Extension Benefits are paid from our general account. This means that, while Acceleration Benefits are funded in whole or in part by your Contract Value, we will make Extension Benefit payments from our own assets in our general account. The initial Extension Benefit will be double the dollar amount of the initial Acceleration Benefit. The Extension Benefit is not affected by investment results.
•	Growth Benefit: If you are interested in potentially being able to “lock in” any investment gains in your contract with respect to your LTC Rider, you may purchase the Growth Benefit option at issue for an additional charge. The Growth Benefit option increases the LTC Guaranteed Amount annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which you are invested through automatic step-ups. Automatic step-ups occur annually through age 75 or until you reach the maximum LTC Guaranteed Amount of $800,000, whichever occurs earlier. If you do not purchase the Growth Benefit option, any investment gain will not increase your LTC Benefit payments. While you can withdraw any gains from your Contract Value the same way you make regular withdrawals from your contract, doing so could have a negative impact on your LTC Benefits, as described in more detail below. If you elect the Growth Benefit option, you will not be able to make any Conforming Withdrawals and all withdrawals will be Excess Withdrawals that reduce your LTC Benefits. Conforming and Excess Withdrawals are described below in more detail. Once you begin receiving LTC Benefits and Contract Value is moved to the LTC Fixed Account, the Contract Value in the LTC Fixed Account will only increase by the amount of interest credited to the LTC Fixed Account. Growth Benefits are paid from your Contract Value; however, if your Contract Value is reduced to zero due to conforming or non-excess withdrawals and/or adverse investment experience of the Subaccounts before the locked-in Growth Benefit is paid, we will make remaining payments from our general account.
When are LTC Benefits paid? LTC Benefits are paid monthly, and you tell us the monthly amount that you want to receive up to a maximum monthly amount over a designated period of time. If you are residing in a nursing home or are receiving hospice care, you may request monthly payments up to the full monthly maximum. See Maximum Monthly Level Benefit. Contractowners in certain states may also request up to the full monthly maximum for assisted living services. However, if you are eligible and qualify for other qualified Long-Term Care Services (such as home health care or adult day care) but are not residing in a nursing home or receiving hospice care, you may only request up to 50% of the monthly maximum. Contractowners in the following states may only request up to 50% of the monthly maximum for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. See Determining LTC Benefits – Maximum Monthly Level Benefit and Maximum Monthly Growth Benefit for a more detailed description.
The Acceleration Benefit will be paid monthly over a period of time known as the “Acceleration Benefit Duration.” The Acceleration Benefit Duration will be at least 24 months, but may be longer if you take payments in early Contract Years, or if you take less than the maximum permitted. After the Acceleration Benefit Duration ends, the Extension Benefit will then be paid over a period of time known as the “Extension Benefit Duration.” The Extension Benefit Duration is twice the length of the Acceleration Benefit Duration. Growth Benefit payments are spread over both the Acceleration Benefit Duration and the Extension Benefit Duration. The Acceleration Benefit Duration and the Extension Benefit Duration together make up the LTC Benefit Duration. The Acceleration Benefit Duration and Extension Benefit Duration will usually run consecutively and without interruption unless you voluntarily elect to stop payments or become ineligible to receive LTC Benefits. The LTC Benefit Durations would resume if you elect to restart payments or become eligible to receive LTC Benefits.
On the contract date, the Acceleration Benefit Duration is 84 months (i.e., 7 years), so it would take you 84 months to receive the total Acceleration Benefit. However, the Acceleration Benefit Duration shortens each year until the fifth contract anniversary, when the Acceleration Benefit Duration will be its shortest duration of 24 months (i.e., 2 years). Equally important, as the Acceleration Benefit Duration shortens, the maximum monthly amounts under the LTC Rider increase. If you wait to request to begin receiving LTC Benefit payments until the fifth contract anniversary or after, you will maximize the monthly LTC Benefit payment available to you. For example, if you wait to request to begin receiving LTC Benefit payments until the fifth contract anniversary, the Acceleration Benefit Duration will be 24 months, and the Extension Benefit Period will be 48 months, or twice the Acceleration Benefit Period, making the LTC Benefit Duration 72 months. The Growth Benefit would be paid over all 72 months (over both the Acceleration Benefit Duration and the Extension Benefit Duration). If you take less than the maximum monthly amount (by choice or by the 50% limitation applied to non-nursing home/non-hospice care), you will extend the Acceleration Benefit Duration (and thus the Extension Benefit Duration).
How do withdrawals affect my LTC Benefits? The LTC Rider may permit limited withdrawals of Contract Value on an annual basis that will not impact your LTC Benefit payments. You may withdraw each year (and in addition to LTC Benefit payments, if you happen to be receiving these at the same time) up to 5% of the amount that your Contract Value exceeds the LTC Guaranteed Amount (if there is any such excess) as of the immediately preceding contract anniversary, without a decrease in the LTC Benefits. Such withdrawals are referred to as “Conforming Withdrawals.” However, the amount of withdrawals that exceed 5% of any excess of the Contract Value over the LTC Guaranteed Amount will be an “Excess Withdrawal.” This means if the LTC Guaranteed Amount is greater than or equal to the Contract Value on any contract anniversary, any withdrawal will be an Excess Withdrawal.
Excess Withdrawals will result in proportional reductions to all LTC Benefits by the same percentage that the Excess Withdrawal reduces the Contract Value. Excess Withdrawals may result in significant reductions of benefits under the LTC Rider and/or its termination. Accordingly, if you think that you may need to access your Contract Value through withdrawals, the LTC Rider may not be a good investment for you.
To further explain the application of this limitation to withdrawals, if you have not purchased the Growth Benefit option, you may be able to make Conforming Withdrawals if your Contract Value has grown above your Purchase Payments. However, accessing more than modest amounts (i.e., more than 5%) of those investment gains could have a significant negative impact on your LTC Benefits. If you elect the Growth Benefit option, on the other hand, you will not be able to make any Conforming Withdrawals and all withdrawals will be Excess Withdrawals that negatively impact your LTC Benefits. In addition, since Excess Withdrawals result in proportional reductions to all LTC Benefits, your LTC Benefits may be reduced by more than dollar for dollar when those benefits exceed the Contract Value. If you reach age 76 or the maximum LTC Guaranteed Amount limit of $800,000, however, you may be able to then begin making Conforming Withdrawals if your Contract Value exceeds the LTC Guaranteed Amount on the immediately preceding contract anniversary because the Growth Benefit no longer increases after this time. This maximum LTC Guaranteed Amount includes the combined LTC Guaranteed Amounts of all Lincoln Life variable annuity contracts (or contracts issued by our affiliates) owned by you.
If the LTC Guaranteed Amount is equal to or greater than your Contract Value on a contract anniversary, any withdrawal in that Contract Year will be an Excess Withdrawal. Any Excess Withdrawal that reduces the Contract Value to zero will terminate the LTC Rider and the only LTC Benefit that you may be eligible to receive will be the Optional Nonforfeiture Benefit, if elected. See the Withdrawals section later in this discussion.
Are there any restrictions on how I invest my money if I purchase the LTC Rider? By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. Specifically, you may invest only pursuant to Investment Requirements as described in this prospectus. The Subaccounts eligible for investment are designed for steadier, but potentially more modest, investment performance than you may otherwise receive by investing in Subaccounts with more aggressive investment objectives. The fixed account will be available to you for dollar-cost averaging purposes only. When we determine you are eligible to receive LTC Benefits, we will move Contract Value equal to the LTC Guaranteed Amount into the LTC Fixed Account from which we will make Acceleration Benefit payments and, if elected, Growth Benefit payments. Accordingly, after that point, such transferred amounts will not participate in market performance, but will accrue interest.
What are the charges for the LTC Rider? While the LTC Rider is in effect, there is a charge that is deducted from the Contract Value on a quarterly basis (the “LTC Charge”). The LTC Charge consists of the sum of three charges: the Acceleration Benefit Charge, the Extension Benefit Charge, and the Optional Nonforfeiture Benefit Charge (if elected). The LTC Charge will be higher if you choose the Growth Benefit option because the Acceleration Benefit Charge rate is higher for the Growth Benefit option than it is without it, and because the LTC Guaranteed Amount may also be higher if there is contract growth. The Extension Benefit Charge and the Optional Nonforfeiture Benefit Charge do not have guaranteed maximum annual charge rates and may change at any time, subject to state regulatory approval. For more information, please see Expense Tables and Charges and Other Deductions – Protected Lifetime Income Fees – Long-Term CareSM Advantage Charges.
Will I pay a surrender charge on LTC Benefit payments? LTC Benefit payments are not subject to any surrender charge. However, LTC Benefit payments will count against the contract’s free withdrawal provision, which may impact whether surrender charges are applied to other withdrawals.
Can I add the LTC Rider to an existing contract? The LTC Rider may only be purchased at the time the contract is issued and is not available if you have already purchased a contract. The availability and certain options and features of the LTC Rider will depend upon your state’s approval, and may not be available in some states. Check with your registered representative regarding the availability of the LTC Rider.
What if I decide to terminate the LTC Rider? The LTC Rider provides a nonforfeiture benefit if you terminate the LTC Rider in certain circumstances. There is a nonforfeiture benefit, called the “Contingent Nonforfeiture Benefit,” provided without charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider due to a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit if elected. You may also choose to add an enhanced nonforfeiture benefit, called the “Optional Nonforfeiture Benefit,” for an additional charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider for any reason after three years. The only difference between the two nonforfeiture benefits is the circumstances under which you may terminate the LTC Rider to receive the benefit. Under either nonforfeiture benefit you may receive an amount equal to the greater of one month’s maximum monthly benefit or an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid minus the amount of any Extension Benefits paid prior to the LTC Rider’s termination. Termination of the LTC Rider does not automatically terminate the underlying contract.

What are the risks associated with the LTC Rider? Some of the principal risks associated with the LTC Rider are:
•	You may never need long-term care. Thus, you may pay for a feature from which you never realize any benefits.
•	Even if you need long-term care, you may not qualify for LTC Benefits under the LTC Rider, or the LTC Benefits you receive may not cover all of the long-term expenses you incur since the maximum amount of LTC Benefit you may receive with the Growth Benefit is capped at $22,222 per month and $16,666 per month without the Growth Benefit, assuming you wait until after the fifth contract anniversary to receive LTC Benefits.
•	You may die before you obtain all the LTC Benefit payments to which you would otherwise be entitled. Remaining LTC Benefit payments that would have otherwise been payable, do not increase the amount paid on your death.
•	Your ability to withdraw Contract Value without substantially and irrevocably reducing your LTC Benefits will be limited. Accordingly, you should not purchase the LTC Rider if you anticipate taking withdrawals or needing more than limited access to your Contract Value. In general, if you elect the Growth Benefit option, you will not be able to make any withdrawals without permanently reducing your LTC Benefits. If you do not purchase the Growth Benefit, you will be able to make withdrawals of up to 5% of the excess of your Contract Value over the LTC Guaranteed Amount annually without reducing your LTC Benefits. That restriction will exist until LTC Benefit payments are complete or the LTC Rider otherwise terminates.
•	You must wait at least one year before you can take LTC Benefit payments.
•	If you take LTC Benefit payments before the fifth contract anniversary, your monthly payments will be smaller and it will take you longer to receive the full amount of LTC Benefits than if you begin taking LTC Benefit payments after the fifth contract anniversary.
•	Even if you would otherwise be able to qualify for LTC Benefits, you may fail to file required forms or documentation and have your benefit denied or revoked.
•	Your variable Subaccount investments will be restricted to certain Subaccounts and in certain percentages if you purchase the LTC Rider; the Subaccounts are designed for steadier, but potentially more modest, investment performance that you may otherwise receive by investing in Subaccounts with more aggressive investment objectives.
•	If you begin taking LTC Benefit payments, your Contract Value to the extent of the LTC Guaranteed Amount will be transferred to the LTC Fixed Account, where it will not be insulated from the claims of our general creditors, will be subject to the claims-paying ability of Lincoln Life, and will not participate in any market performance.
•	If you purchase the LTC Rider, you may not purchase any of the other Living Benefit Riders that we offer.
•	The Extension Benefit Charge and Optional Nonforfeiture Benefit Charge rates are not subject to a maximum, and may increase significantly (subject to state approval).
•	LTC Benefit payments may reduce your Death Benefit by deducting withdrawals in the same proportion that the withdrawal reduces the Contract Value.
Eligibility to Purchase the LTC Rider
Eligibility Requirements. Beginning May 18, 2020, the Lincoln Long-Term CareSM Advantage Rider will no longer be available. If you wish to purchase the LTC Rider, you must meet certain eligibility requirements:
•	The LTC Rider must be purchased at the same time you purchase your contract. The LTC Rider cannot be added to existing contracts.
•	LTC Benefits are payable to the person insured under the LTC Rider (the “Covered Life”). The Covered Life must be the Contractowner and the Annuitant under the contract. If a grantor trust owns the contract, the Covered Life will be the Annuitant. There can only be one Covered Life. Thus, if the contract has joint owners, the Covered Life must be the primary owner.
•	The Covered Life must be at least 45 years of age and not older than 74 years of age on the contract date, unless the Growth Benefit option is elected, in which case the Covered Life may not be older than 69 years of age. We must confirm your eligibility through a verification process that includes a review of prescription medications that you are taking, or have taken in the past 5 years, and your medical history. Certain medical conditions or the use of certain medications or medical devices will disqualify you from being eligible to purchase the LTC Rider. Some of the types of medical conditions that will disqualify you from purchasing the rider are Cancer, Parkinson’s Disease, Multiple Sclerosis, Heart Disease, Diabetes, Alzheimer’s/Dementia, Bipolar Disorder, Schizophrenia, AIDS, Pulmonary Disorders, Kidney Disease, Liver Disease, Lupus, Rheumatoid Arthritis and Myasthenia Gravis as well as medications that are used to treat these conditions. This list is not exhaustive, there are other conditions and medications that are not included. We reserve the right to add or remove medical conditions and prescription drugs at our discretion.
•	You will be required to sign a waiver of confidentiality form that will allow us to conduct a third-party prescription drug screening at the time we process your application.
Issuance Procedures. We will notify you if we decline to issue the LTC Rider within 2 days of our receipt of your application that is in good order. We will not issue the LTC Rider if you do not meet the eligibility requirements. If we decline to issue the LTC Rider, we will still issue the annuity contract.
Required Signature. If the LTC Rider is issued, you will be required to sign and return one copy of a contract amendment to verify that the medical statements relating to your medical history that you provided upon application for the LTC Rider are true. The signed contract amendment must be returned to us within 45 days of the contract date. Failure to sign and return a signed copy of the contract amendment within 45 days of the contract date will result in an automatic termination of the LTC Rider. If the LTC Rider is terminated for failure to return the contract amendment, you will not be able to terminate the contract without penalty (because the free look period will have expired). Check with your registered representative regarding state specific requirements in California and Maryland.
Limitations on Purchase Payments. The LTC Benefits will be calculated based upon the dollar amount of Purchase Payments made into the contract in the first 90 days after the contract date. No Purchase Payments may be made into the contract after 90 days from the contract date. The minimum Purchase Payment amount under a contract if you purchase the LTC Rider is $50,000 ($75,000 in California and South Dakota), and the maximum amount of cumulative Purchase Payments that can be made during that 90-day period is $400,000. There is no guarantee that the LTC Rider or certain options will be available for new purchasers in the future as we reserve the right to discontinue the LTC Rider at any time.
Limitations on Purchasing Other Riders. You may not purchase any other Living Benefit Rider otherwise available with your contract or any other living benefits that we may offer in the future while you own the LTC Rider.
Investment Restrictions. By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. You must allocate all of your Purchase Payments and Contract Value at all times in accordance with Investment Requirements. For details about these limitations, see The Contracts – Investment Requirements.
Eligibility to Receive LTC Benefit Payments
Establishing Initial Eligibility for LTC Benefits
You will not be eligible to receive LTC Benefit payments under the LTC Rider until after the first Contract Year. (Although we refer to the first contract anniversary throughout this discussion, this provision may vary by state.) After the first contract anniversary, you may start the process to request and receive LTC Benefits. You must take the following steps to start receiving LTC Benefit payments:
PLEASE NOTE: The process to request LTC Benefits is involved and you should carefully consider that you may need substantial assistance from a family member or other trusted person to claim and obtain LTC Benefits once you are receiving long-term care. In this regard, our claims-processing department can help you if necessary. You should plan ahead to ensure that a person you trust has agreed to be responsible for completing the initial process, as well as the ongoing requirements, discussed below.

Step 1:	You must first notify us by phone at 800-487-1485, or send written notice to: PO Box 21008, Dept. 0514, Greensboro, NC 27420-1008 of your intent to request LTC Benefits. We will process any notifications or requests for LTC Benefits submitted by you, or on your behalf by your legally authorized representative, which may include a court-appointed conservator or an individual acting under a valid power of attorney. Before starting the eligibility process we will verify that the first contract anniversary has passed.
Step 2:	Once we receive notification of your intent to request LTC Benefits, we will provide you with claims forms which will be used to determine your initial eligibility to receive LTC Benefits.
Step 3:	You must complete and submit the claims forms. This requires that you have a Licensed Health Care Practitioner certify in a written assessment that you are Chronically Ill and complete a Plan of Care for you, which is a written plan of care that is developed based on your written assessment and specifies the type, frequency and duration of all Long-Term Care Services you will need.
Step 4:	We will determine your eligibility based on the 1) assessment; 2) Plan of Care; and 3) whether you have been or will be receiving Long-Term Care Services covered by the LTC Rider due to you being Chronically Ill. Once we have determined your eligibility for benefits, we will send you a Request for Benefits form to be completed by you in order to receive LTC Benefits.
Step 5:	You must submit a Request for Benefits form within 90 days after we have determined that you are eligible for LTC Benefits. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months.
Step 6:	You must satisfy the 90 day deductible period before any LTC Benefits will be paid. The 90-day deductible period is measured from the date you first receive Long-Term Care Services. See the Deductible Period paragraph later in this section.
Written Assessment. In order to determine whether you have been or will be receiving Long-Term Care Services due to being Chronically Ill, we require that a Licensed Health Care Practitioner certify, within the preceding 12 months, in a written assessment that you are Chronically Ill. You have a Chronic Illness if you require either: 1) substantial assistance with performing at least two of six Activities of Daily Living (“ADLs”) for at least 90 days or; 2) substantial supervision to protect you from threats to health and safety due to severe cognitive impairment. Severe cognitive impairment is deterioration or loss of intellectual capacity that is:
•	Comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia; and

•	Is measured and confirmed by clinical evidence and standardized tests that reliably measure impairment in short-term or long-term memory; orientation as to person (such as who they are), place (such as their location), and time (such as day, date and year); and deductive or abstract reasoning, including judgment as it relates to safety awareness.
The written assessment will evaluate your ability to perform ADLs and/or your cognitive condition. You will be responsible for the cost of obtaining the initial and any subsequent assessments.
A Licensed Health Care Practitioner is a physician (as defined in Section 1861(r)(1) of the Social Security Act, as amended); a registered professional nurse; a licensed social worker; or another professional individual who meets the requirements prescribed by the United States Secretary of the Treasury.

The six Activities of Daily Living are:
1.	Bathing – the ability to wash oneself by sponge bath, or in either a tub or shower, including the task of getting into or out of the tub or shower.
2.	Continence – the ability to maintain control of bowel and bladder function, the ability to perform associated personal hygiene (including caring of a catheter or colostomy bag).
3.	Dressing – the ability to put on or take off all items of clothing and any necessary braces, fasteners or artificial limbs.
4.	Eating – the ability to feed oneself by getting food into the body from a receptacle (such as plate, cup or table) or by a feeding tube or intravenously.
5.	Toileting – the ability to get to and from the toilet, get on or off the toilet, and perform associated personal hygiene.
6.	Transferring – the ability to move oneself into or out of a bed, chair or wheelchair.
Plan of Care. The Licensed Health Care Practitioner must also complete a Plan of Care for you, which is a written plan of care that is developed based on the written assessment that you are Chronically Ill (as described in the preceding section) and specifies the type, frequency and duration of all Long-Term Care Services you will need. Long-Term Care Services are maintenance or personal care services, or any necessary diagnostic, preventive, therapeutic, curing, treating, mitigating, and rehabilitative service that is required because you are Chronically Ill and that are provided pursuant to a Plan of Care. The Long-Term Care Services include, but are not limited to, nursing home care, hospice care, adult day care, assisted living services, home health care and rehabilitative services as described in the Long-Term Care Coverage Endorsement. You will be responsible for the cost of obtaining the required Plan of Care. In order to receive LTC Benefits under the LTC Rider, you must follow the Plan of Care.
Exclusions and Limitations. The following are not Long-Term Care Services under the LTC Rider:
•	alcohol and drug treatment, unless the drug addiction is a result of medication taken in doses prescribed by a physician
•	care in a facility operated primarily for the treatment of mental or nervous disorders, other than qualifying stays or care resulting from a clinical diagnosis of Alzheimer’s Disease or similar forms of irreversible dementia
•	treatment arising out of an attempt (while sane or insane) at suicide or an intentionally self-inflicted injury
•	treatment in government facilities, such as the healthcare facilities run by the Veterans Administration (unless exclusion of coverage is otherwise prohibited by law)
•	services for which benefits are available to you under Medicare or other governmental program (other than Medicaid), workers compensation laws, employer liability laws, occupational disease laws or motor vehicle no-fault laws
•	services or care provided to you outside the United States
•	all care and support services that are provided by immediate members of your family, whether paid or unpaid.
Deductible Period. You must satisfy the 90 day deductible period before any LTC Benefits will be paid. This means, you must wait 90 days after the date that you start to receive Long-Term Care Services covered under the LTC Rider before we will start paying LTC Benefits. For example, assume that you enter a nursing home on March 1 of a particular year after the first contract anniversary, due to not being able to perform two of the six ADLs. You notify us of your intent to request LTC Benefits on April 1. On April 8, you receive the claims forms from us. On May 1, we receive the completed claims forms, including the written assessment and Plan of Care. On May 10, we determine that your eligibility to receive LTC Benefits was March 1 and send you a Request for Benefits form. On May 20, we receive the completed Request for Benefits form. The deductible period would be 90 days from March 1 and will end as of May 29. We would start monthly LTC Benefit payments after May 29.
Requesting LTC Benefits. We will notify you in writing once we have determined your eligibility for benefits and will send you a Request for Benefits form to be completed by you in order to receive LTC Benefits. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months. You will need to provide a new Request for Benefits form to continue to receive LTC Benefits beyond the period requested in the Request for Benefits form. This form will notify us of the dollar amount of LTC Benefit payments that you are requesting, where you would like us to pay them, and from whom you are receiving Long-Term Care Services. If the Request for Benefits form is not received within 90 days after we have determined that you are eligible for LTC Benefits, you will no longer be deemed eligible to receive LTC Benefits and the eligibility determination process will restart. See the Federal Taxation of this section for a discussion of the limits on the dollar amount of LTC Benefit payments.
Please Note: The amount you request in LTC Benefits may be more or less that your actual expenses for Long-Term Care Services. The LTC Rider is not a reimbursement plan and does not depend on your actual expenses. However, if you receive amounts in excess of the IRS limit, those amounts may be taxable unless you have actually incurred long-term care expenses of that amount. See General Provisions – Federal Taxation.
Denial of LTC Benefits. We will notify you in writing if we deny any request for LTC Benefits. We will deny a request for LTC Benefits if we determine that you are not eligible to receive LTC Benefits as set forth in the preceding sections or if you have not fulfilled any of the requirements in order for us to determine your eligibility or process your request. You may request a review of our decision. A request for a review of a denial of a request for LTC Benefits must be in writing and must include any information that may support your request or eligibility status. The request for a review of a denial of a request for LTC Benefits must be submitted to us generally within 3 years (although this period may vary by the state in which the LTC Rider is issued) after the time the request for LTC Benefits was filed. We will review your request for a review and provide a written decision, generally within 60 days after receiving it (although this period may vary because of a different requirement imposed by the state in which the LTC Rider is issued). There is no further review after we provide you with our written decision. If we determine that a request for LTC Benefits should have been granted we will pay you the LTC Benefits you should have received.
Establishing Continued Eligibility for LTC Benefits
Once you qualify and begin to receive LTC Benefit payments, you must take certain steps to continue to receive LTC Benefits. If you fail to take these steps, your LTC Benefits will stop, and you will have to reestablish your eligibility to restart LTC Benefit payments. You must take the following steps to continue receiving LTC Benefit payments:
Every Three Months:	You must submit a new Request for Benefits form, which must be received by us no earlier than 30 days prior to the end of the current three-month period for which you are receiving LTC Benefits. We will provide you with a new Request for Benefits form prior to the end of the current three-month period. If a new Request for Benefits form is not submitted prior to the end of the current three-month period for which you are receiving LTC Benefits, we will automatically pay the LTC Benefit that you are receiving for an additional month. If you do not want to receive this payment you must contact us either by phone or in writing at the address or phone number provided above. LTC Benefits paid during that month will be equal to the amount of the most recent LTC Benefit payment paid to you. If we do not receive a Request for Benefits form within 90 days after the three-month period for which LTC Benefits were previously requested, you will have to reestablish your eligibility to receive benefits. Request for Benefits form are always available by contacting us at 800-487-1485.
Every Year:	At least once every 12 months after we have established your initial benefit eligibility, a Licensed Health Care Practitioner must (1) complete a new assessment on a form provided by us and again certify that you are Chronically Ill, and that you are expected to remain Chronically Ill for at least 90 days, and (2) either prescribe a new Plan of Care, or reconfirm the existing Plan of Care. We will provide you with a new assessment form prior to the end of the current twelve-month period. The appropriate forms are always available by contacting us at 800-487-1485.
Revocation of Eligibility for LTC Benefits. We will notify you in writing if we revoke your eligibility for LTC Benefits. You may request a review of our decision. We may revoke your eligibility if we determine that you are no longer eligible to receive LTC Benefits or should not have been found eligible to receive LTC Benefits. We may also revoke your eligibility for failure to follow any of the procedures as discussed above. A revocation of eligibility does not mean that you may be found eligible in the future. A request for a review of a revocation of eligibility must be in writing and must include any information that may support your request or eligibility status. The request for a review of a revocation of eligibility must be submitted to us generally within 3 years (although this period may vary because of a different requirement imposed by the state in which the LTC Rider is issued) after the time the last Request for Benefits form was filed. We will review your request for a review and provide a written decision within 60 days after receiving it. There is no further review after we provide you with our written decision. If we determine that we should not have revoked your eligibility we will pay you the LTC Benefits you should have received.
Verification of Continued Eligibility
At any time and as often as we reasonably require, we reserve the right to verify that all of the conditions for initial and ongoing eligibility are satisfied. Verification of your continued eligibility may include any or all of the following:
•	review of medical facts (including, but not limited to, medical files or diagnostic test results) to determine the extent of any Chronic Illness;
•	a physical examination at our expense by a physician of our choosing to determine that all of the criteria for eligibility are met;

•	requiring proof that you have received the prescribed care or support services.
If the Company is unable to verify that you are receiving Long-Term Care Services as set forth in the Plan of Care or that you are Chronically Ill, the Company will revoke your eligibility to receive LTC Benefits and reject any pending or subsequent request for benefits, and take action pursuant to the overpayment provision described below. Any subsequent determination of benefit eligibility will be treated as the initial determination of eligibility.
Overpayment of LTC Benefits
If you no longer meet the eligibility criteria or no longer wish to receive LTC Benefit payments, you will need to notify us by contacting us either by phone or in writing at the address or phone number provided above. Failure to notify us that you no longer meet the eligibility criteria may result in an overpayment. In the event we make an overpayment to you, we will notify you and request repayment. An overpayment could be made under an existing Request for Benefits after a Covered Life is no longer eligible to receive benefits or as a result of an administrative error in processing a request for benefits. If you receive an overpayment, it is your responsibility to return the amount of the overpayment within 60 days of our request. If you do not return the overpayment within 60 days of our request, we will deduct the amount of the overpayment from your future LTC Benefits, if any, or otherwise from any withdrawals, cash surrender, or Death Benefit proceeds.
Determining LTC Benefits
General Summary of LTC Benefits
Before delving into a more detailed discussion, we want to provide you with an overview of the basic choices you have relating to the LTC Rider, as well as a brief roadmap of the general concepts that impact your LTC Benefits.
Choices Under the LTC Rider. The amount of LTC Benefits that you may receive under the LTC Rider is dependent upon several choices that you make.
•	You will decide how much money to invest in the contract in order to fund the LTC Rider. The amount of the initial Purchase Payment and of any subsequent Purchase Payments made in the first 90 days after the contract date will determine the amount of Acceleration Benefits and Extension Benefits you may receive.
•	You will also choose whether you would like the opportunity to grow the LTC Benefits by choosing, for a higher charge, the Growth Benefit option.
•	You will choose whether to purchase for an additional cost the Optional Nonforfeiture Benefit option which provides an LTC Benefit if you terminate the LTC Rider under certain circumstances after the third contract anniversary.
•	Once you are eligible to receive LTC Benefits, you will decide when and in what amounts up to certain limits you would like to receive monthly LTC Benefit payments. As long as you have met the conditions described earlier in this discussion (Eligibility for LTC Benefits), you may use the LTC Benefit payments for any purpose and may receive more than your actual expenses for LTC Services.
Roadmap of Important LTC Concepts. There are certain important features of the LTC Rider you need to understand. The following section summarizes these features.
As described above, there are two primary LTC Benefits: the Acceleration Benefit and the Extension Benefit. There is also an additional optional LTC Benefit – the Growth Benefit – that is available for an additional charge. The Acceleration and Growth Benefits are calculated based on the LTC Guaranteed Amount. The Extension Benefit at issue of the LTC Rider is calculated based on the initial Acceleration Benefit and will be double the dollar amount of the Acceleration Benefit. The LTC Guaranteed Amount is also important as it affects the charges you pay for the LTC Rider. See “LTC Charges” for additional information. The LTC Guaranteed Amount is equal to the Acceleration Benefit plus the Growth Benefit, if elected. However, you should understand that the LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a Death Benefit. See the discussion following this chart for a more detailed discussion of each LTC Benefit.
Acceleration Benefit
•	First payments made under the LTC Rider
•	Deducted from your Contract Value
•	Equals your initial Purchase Payment and any subsequent Purchase Payments made in the first 90 days
•	Paid monthly up to a monthly maximum amount (referred to as Maximum Monthly Level Benefit which is described in the Determining LTC Benefits-Maximum Monthly Level Benefit section)
•	Payments reduce the LTC Guaranteed Amount and Acceleration Benefit
•	If the Contract Value is reduced to zero, benefits are paid by us from our general account
•	Not affected by investment results
•	No surrender charges, although LTC Benefit payments will be applied against the contract’s free withdrawal provision reducing the amount you may otherwise withdraw without a surrender charge

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Extension Benefit
•	Second payments made under the LTC Rider once Acceleration Benefit is reduced to zero
•	Paid by us from our general account
•	Equals double the Acceleration Benefit as of the 90th day after the contract date
•	Paid monthly up to a monthly maximum amount (referred to as Maximum Monthly Level Benefit which is described in the Determining LTC Benefits-Maximum Monthly Level Benefit section)
•	Payments reduce the Extension Benefit
•	Not affected by investment results
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Growth Benefit
•	May be purchased for an additional cost
•	Increases the LTC Guaranteed Amount annually by the amount of investment gain, if any, in the Subaccounts and any fixed account
•	Payments made in addition to Acceleration Benefit and Extension Benefit payments
•	Deducted from your Contract Value
•	Paid monthly up to a monthly maximum amount that is different from the monthly maximum amounts applicable to the Acceleration Benefit and Extension Benefit and that may increase but will never decrease based upon investment performance
•	Payments reduce the LTC Guaranteed Amount and Growth Benefit
•	If the Contract Value is reduced to zero, LTC benefits are paid by us from our general account
•	Each annual step-up is not affected by subsequent investment results
•	No surrender charges, although LTC Benefit payments will be applied against the contract’s free withdrawal provision reducing the amount you may otherwise withdraw without a surrender charge
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Withdrawals
•	Permitted any time in addition to LTC Benefit payments
•	Unless the Growth Benefit has been elected, will not decrease LTC Benefits (but will reduce Contract Value) to the extent annual withdrawals are less than or equal to 5% of the excess amount, if any, of the Contract Value over the LTC Guaranteed Amount as of the immediately preceding contract anniversary
•	The amount of any withdrawal that exceeds 5% of the excess amount of the Contract Value over the LTC Guaranteed Amount will be an Excess Withdrawal (i.e., if the LTC Guaranteed Amount is greater than or equal to the Contract Value on any contract anniversary, any withdrawal will be an Excess Withdrawal)
•	If the Growth Benefit has been elected, ANY withdrawal is an Excess Withdrawal
•	Excess Withdrawals result in proportional reductions to all LTC Benefits by the same percentage that the Excess Withdrawal reduces the Contract Value
•	Thus, if you purchase the Growth Benefit option, any withdrawal will be an Excess Withdrawal (unless you are age 76 or the maximum LTC Guaranteed Amount limit of $800,000 has been reached, and your Contract Value on the immediately preceding contract anniversary exceeds the LTC Guaranteed Amount)
Now that we have discussed the general important features that impact your LTC Benefits, we can engage in a more detailed discussion of how exactly these LTC Benefits are calculated.
Acceleration Benefit Payments
Once you become eligible to receive LTC Benefits and we make a determination of your eligibility, we will move your Contract Value to the extent of the LTC Guaranteed Amount to our LTC Fixed Account. Amounts allocated to the LTC Fixed Account will no longer have the ability to participate in market performance. See LTC Fixed Account for more information. We then pay you the Acceleration Benefit as monthly Acceleration Benefit payments during the Acceleration Benefit Duration. Each payment will be the amount you request up to the Maximum Monthly Level Benefit amount. See Determining LTC Benefits – Maximum Monthly Level Benefit below for a detailed description. The Acceleration Benefit is first paid from the Contract Value. Surrender charges are waived for all Acceleration

Benefit payments. However, Acceleration Benefit payments will be applied against the contract’s free withdrawal provision, which may impact whether surrender charges are applied to other withdrawals.
Acceleration Benefit Duration = the period of time over which Acceleration Benefits are paid. If you have not received LTC Benefits prior to the fifth contract anniversary, the minimum Acceleration Benefit Duration will be 24 months (i.e., 2 years).

Acceleration Benefit = the initial Purchase Payment, plus each subsequent Purchase Payment made within the first 90 days after the contract date, less Excess Withdrawals (adjusted as described in this discussion), less Acceleration Benefit payments. If you have not elected the Growth Benefit, the LTC Guaranteed Amount equals the Acceleration Benefit.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Acceleration Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.
We promise that if your Contract Value is reduced to zero due to investment losses and there is a remaining amount of Acceleration Benefit, the remaining Acceleration Benefit payments will be paid from our assets and investments we hold in our general account, subject to the conditions discussed in this prospectus. Because we transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) to the LTC Fixed Account (which is part of our general account) once you begin receiving payments, all Acceleration Benefit payments are subject to the claims of our general creditors and the claims-paying ability of Lincoln Life. The Acceleration Benefit is not available as a lump sum withdrawal or as a Death Benefit.
Acceleration Benefit payments reduce the Acceleration Benefit, LTC Guaranteed Amount and Contract Value. Excess Withdrawals will reduce the Acceleration Benefit and LTC Guaranteed Amount by the same proportion that the Excess Withdrawal reduces your Contract Value. See Withdrawals for more information on Excess Withdrawals.
Once the Acceleration Benefit is reduced to zero, the Extension Benefit Duration will begin. In the last month that you receive an Acceleration Benefit payment, if the remaining amount of Acceleration Benefit is less than the Maximum Monthly Level Benefit amount, the payment that you receive will include the remaining Acceleration Benefit plus an amount of Extension Benefit to make the payment equal to the amount you have requested. The following month the LTC Benefit will be paid from the Extension Benefit.
Extension Benefit Payments
Once the Acceleration Benefit is reduced to zero and you are still requesting and otherwise eligible to receive LTC Benefit payments, we will start to pay you the Extension Benefit as monthly Extension Benefit payments. Extension Benefit payments are paid up to the Maximum Monthly Level Benefit amount. See “Determining LTC Benefits – Maximum Monthly Level Benefit” below for more details. The Extension Benefit is an obligation of Lincoln Life subject to the claims-paying ability of Lincoln Life and is supported by the general account, not by your Contract Value. We promise to pay the Extension Benefit during the Extension Benefit Duration subject to the conditions discussed in this prospectus. The Extension Benefit is not available as a lump sum withdrawal or as a Death Benefit.
Extension Benefit Duration = the period of time over which Extension Benefits are paid. The Extension Benefit Duration is initially twice the length of the Acceleration Benefit Duration. If you have not received LTC Benefits prior to the fifth contract anniversary, the minimum Extension Benefit Duration will be 48 months (i.e., 4 years).

Extension Benefit = twice the initial Acceleration Benefit (Purchase Payments within the first 90 days after the contract date), less Excess Withdrawals (adjusted as described in this discussion), less Extension Benefit payments.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Extension Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.

Example: The following example shows the calculation of the LTC Guaranteed Amount, the Acceleration Benefit and the Extension Benefit as of the contract date, and the recalculation of those amounts after a subsequent Purchase Payment is made prior to the 90th day after the contract date.
Initial Purchase Payment January 1 (contract date equals January 1):	$100,000
Contract Value January 1:	$100,000
LTC Guaranteed Amount January 1 (equals initial Purchase Payment):	$100,000
Acceleration Benefit January 1 (equals LTC Guaranteed Amount):	$100,000
Extension Benefit January 1 (2 x $100,000 Acceleration Benefit):	$200,000

Contract Value February 1 prior to subsequent Purchase Payment:	$110,000
Subsequent Purchase Payment received February 1:	$100,000
LTC Guaranteed Amount after subsequent Purchase Payment
($100,000 LTC Guaranteed Amount + $100,000 subsequent Purchase Payment made within 90 days of contract date):	$200,000
Acceleration Benefit after subsequent Purchase Payment:	$200,000
Extension Benefit after subsequent Purchase Payment
(2 x $200,000 Acceleration Benefit):	$400,000
Contract Value after additional Purchase Payment:	$210,000
Maximum Monthly Level Benefit
The Maximum Monthly Level Benefit is the monthly limit for Acceleration and Extension Benefits that may be paid to you under the LTC Rider. The Maximum Monthly Level Benefit is calculated on the contract date and each contract anniversary up to, and including, the fifth contract anniversary. Because the maximum monthly amount is based upon the number of months over which the Acceleration Benefits are paid, the maximum monthly amount is lowest on the first contract anniversary and is recalculated and increases every year you wait to request LTC Benefits up to fifth contract anniversary. If you receive LTC Benefit payments prior to the fifth contract anniversary, the maximum monthly amount will be lower than if you wait until after five years after the contract date. We promise that the total amount of LTC Benefits available will be the same, but will be paid out over a longer time period (as long as you are alive) and at a lower monthly maximum amount.
Maximum Monthly Level Benefit = the remaining Acceleration Benefit divided by the number of months of remaining Acceleration Benefit Duration. For example, if the Acceleration Benefit is $200,000 and the Acceleration Benefit Duration as of the fifth contract anniversary was 24 months, the Maximum Monthly Level Benefit would be $8,333.33 ($200,000/24).
Excess Withdrawals will reduce the Maximum Monthly Level Benefit amount by the same percentage the Excess Withdrawal reduces the Contract Value. See Withdrawals. All other withdrawals and LTC Benefit payments will not change the Maximum Monthly Level Benefit amount. The Maximum Monthly Level Benefit amount does not include Growth Benefits.
IMPORTANT NOTE:
We designed the LTC Rider to function most optimally if you do not start receiving LTC Benefits until on or after the fifth contract anniversary. After the fifth contract anniversary, you can maximize your monthly LTC Benefit payments and receive those payments over the shortest period of time (which means you will have a shorter period of time to access the money we pay from our general account during the Extension Benefit period). This discussion assumes that you do not begin taking LTC Benefit payments until after the fifth contract anniversary. However, because we wanted to provide you with the flexibility to begin taking LTC Benefit payments prior to the fifth contract anniversary if the need arises, we will highlight the impact of taking LTC Benefit payments earlier in a later section. See “Determining LTC Benefits – Electing to Receive LTC Benefits Before the Fifth Contract Anniversary.”
Whether you can request all of the Maximum Monthly Level Benefit (after the required waiting period and fulfilling all other applicable requirements to receive LTC Benefits) will depend on whether you are residing in a “nursing home” or are receiving “hospice care” (which may be received in your home or in a hospice care facility). Both of these terms, and other qualified Long-Term Care services, are defined in the Long-Term Care Coverage Endorsement form; the actual terms and definitions may vary because of requirements imposed by the particular state in which the LTC Benefit was issued. The following chart shows the amount you may request in LTC Benefits.

Type of Long-Term Care Services	Amount of Monthly Benefit You Can Request
If you are residing in a nursing home or are receiving hospice care:	You may request an amount up to the Maximum Monthly Level Benefit amount. Contractowners with contracts issued in certain states not listed below may also request up to the Maximum Monthly Level Benefit amount if they are in an assisted living facility.
If you are eligible and qualify for other qualified Long-Term Care Services (such as but not limited to home health care, adult day care, assisted living services), but are not residing in a nursing home or receiving hospice care:	You may request only up to 50% of the Maximum Monthly Level Benefit amount*. If upon commencement of a month you qualify to receive up to 50% of the Maximum Monthly Level Benefit amount and during that month you enter a nursing home or start to receive hospice care, you will qualify to receive up to 100% of the Maximum Monthly Level Benefit amount the following month.

*	Contractowners whose contracts were issued in the following states may only request up to 50% of the Maximum Monthly Level Benefit amount for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. Contractowners in all other states may request up to 100% of the Maximum Monthly Level Benefit amount for assisted living services.
The Maximum Monthly Level Benefit amount will not change after the fifth contract anniversary unless you make an Excess Withdrawal (as described below). If, after the fifth contract anniversary, you receive less than the Maximum Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased, but the minimum Acceleration Benefit Duration or minimum Extension Benefit Duration will be increased and will equal the remaining Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.
Example: The following is an example of how taking less than the Maximum Monthly Level Benefit impacts future Maximum Monthly Level Benefit amounts and extends the Acceleration Benefit Duration and Extension Benefit Duration. This example also illustrates how the Maximum Monthly Level Benefit does not change after the fifth Contract Year. Assume LTC Benefit payments begin after the fifth contract anniversary and the owner receives 50% of the Maximum Monthly Level Benefit each month.
On fifth contract anniversary:
Acceleration Benefit:	$100,000
Acceleration Benefit Duration:	24 months
Extension Benefit:	$200,000
Extension Benefit Duration:	48 months
Maximum Monthly Level Benefit ($100,000/24):	$4,166.67
Monthly LTC Benefit payment (50% of $4,166.67):	$2,083.33
On the sixth contract anniversary:
Remaining Acceleration Benefit:
($100,000 – LTC Benefit payments of $25,000 ($2,083.33 x 12))	$75,000
Remaining Acceleration Benefit Duration
(assuming the Contractowner continues to receive 50% of the Maximum Monthly Level Benefit): ($75,000 / $2,083.33)	36 months
Remaining Acceleration Benefit Duration
(if the Contractowner begins receiving 100% of the Maximum Monthly Level Benefit): ($75,000 / $4,166.67)	18 months
Remaining Extension Benefit:	$200,000
Remaining Extension Benefit Duration
(assuming the Contractowner continues to receive 50% of the Maximum Monthly Level Benefit each year): ($200,000 / $2,083.33)	96 months
Remaining Acceleration Benefit Duration
(if the Contractowner begins receiving 100% of the Maximum Monthly Level Benefit): ($200,000 / $4,166.67)	48 months
Special Considerations When Determining the Amount of Benefits to Request: Keep in mind that you may use the LTC Benefit payments for any purpose and may request more than your actual expenses for Long-Term Care Services (subject to the maximums discussed above). When determining the amount of the LTC Benefit to request, however, there are a number of factors you may want to take into account.

During the Acceleration Benefit Duration, for example, you may want to consider the actual cost of your care and the expected length of your care, the chance that you may not live long enough to receive all the LTC Benefit payments, and the need for Death Benefit and/or annuity features under your contract. During the Acceleration Benefit Duration, taking less than the maximum amount of the Acceleration Benefit to which you are entitled will extend the Acceleration Benefit Duration (and thus will extend the beginning of the Extension Benefit Duration, when LTC Benefits are being paid out of our assets). (As discussed below, not taking Growth Benefit payments will not extend the Acceleration Benefit Duration.) If the cost of any qualified Long-Term Care Services that you are receiving is less than the maximum you can request and you anticipate needing money for Long-Term Care Services for a longer period of time than the LTC Benefit Duration, then you may want to consider taking less than the maximum amount. Taking less than the maximum has the advantage of extending your benefits over a longer time period and/or allowing you to retain your Death Benefit and annuity options (which are reduced by withdrawals including LTC Benefit payments and thus will not be reduced as quickly), but has the disadvantage of there being a greater chance that you may not live long enough to receive all or as many LTC Benefit payments.
Once you are in the Extension Benefit Duration, when LTC Benefits are being paid out of our assets, it is almost universally better to take your maximum permitted amount each month, in case of death prior to all LTC Benefit payments being made.
In all cases, you should also consider the limits imposed under IRS rules. See General Provisions – Federal Taxation below.
Growth Benefit Option
At the time you purchase the Rider, you will choose whether to add the Growth Benefit option. The Growth Benefit option may not be added after the LTC Rider is issued. The Growth Benefit option may provide an additional amount of LTC Benefit from investment gains in the Subaccounts and fixed account. The Growth Benefit is paid as monthly Growth Benefit payments up to the Maximum Monthly Growth Benefit amount.
Growth Benefit payments may be paid in addition to Acceleration Benefit payments and Extension Benefit payments and are paid during both the Acceleration Benefit Duration and the Extension Benefit Duration. Thus, while your initial Purchase Payment (and any subsequent Purchase Payment made during the first 90 days up to the applicable maximum limit) is returned to you over the Acceleration Benefit Duration, your Growth Benefit is spread over both the Acceleration Benefit Duration and the Extension Benefit Duration. After the Extension Benefit is reduced to zero and if there is any remaining LTC Guaranteed Amount, you may continue to receive Growth Benefits, if otherwise eligible, until the LTC Guaranteed Amount is reduced to zero. At such point, Growth Benefit payments will no longer be subject to the Maximum Monthly Growth Benefit limit (i.e., you can request a lump sum of any remaining LTC Guaranteed Amount).
Surrender charges are waived for all Growth Benefit payments. However, Growth Benefit payments will be applied against the contract’s free withdrawal provision, which may impact whether surrender charges are applied to other withdrawals.
On each contract anniversary until you reach age 76, the LTC Guaranteed Amount may increase to an amount equal to the Contract Value, if higher, due to automatic step-ups, up to the maximum LTC Guaranteed Amount limit of $800,000 (referred to as the automatic step-up). The Growth Benefit is equal to the difference between the LTC Guaranteed Amount and the Acceleration Benefit, if any. On the contract date, the Growth Benefit is zero. The Growth Benefit will be calculated on each contract anniversary or at the time of an Excess Withdrawal.
Automatic Step-Ups = On each contract anniversary, the LTC Guaranteed Amount will automatically step up to the Contract Value as of the contract anniversary if:
•	The Covered Life is still living and under age 76;
•	The Contract Value on that contract anniversary is greater than the LTC Guaranteed Amount; and
•	The maximum LTC Guaranteed Amount limit has never been reached.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Growth Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.
Once you begin receiving LTC Benefit payments, we transfer Contract Value to the LTC Fixed Account (which is part of our general account) equal to the LTC Guaranteed Amount (or the Contract Value, if less). Each contract anniversary thereafter, we transfer to the LTC Fixed Account the amount by which the LTC Guaranteed Amount “stepped up” that year. See LTC Fixed Account for additional information. Because your Contract Value will be earning fixed interest in the LTC Fixed Account and will no longer be participating in any investment performance in the separate account, there is very little likelihood that the automatic step-ups will continue to increase the LTC Guaranteed Amount while you are receiving LTC Benefits even though you will still be paying an increased Acceleration Benefit Charge for the Growth Benefit. Thus if you purchase the Growth Benefit, you should allow sufficient time before you anticipate needing LTC Benefits to allow the automatic step-ups to increase the LTC Guaranteed Amount and should not purchase it if you anticipate needing LTC Benefit within a short time-frame.
You will pay a higher LTC Charge for the Growth Benefit option than for the Level Benefit option. In addition, when deciding whether to purchase the Growth Benefit option, you should consider that under the Growth Benefit option, any withdrawal will be an Excess Withdrawal. However, if the maximum LTC Guaranteed Amount limit of $800,000 has been reached or you are age 76 or older, and your Contract Value exceeds the LTC Guaranteed Amount on a contract anniversary, you may withdraw an amount up to the Conforming Withdrawal amount. See Withdrawals for an example of how an Excess Withdrawal reduces the LTC Guaranteed Amount.
Once the maximum LTC Guaranteed Amount limit has been reached or you are age 76 or older, you will not receive any further automatic step-ups of the LTC Guaranteed Amount (even if it later declines due to Excess Withdrawals or LTC Benefit payments). Contract Value in excess of the maximum LTC Guaranteed Amount will not provide any additional Growth Benefit.
Example: Following is an example of how the automatic step-ups will work through the first three contract anniversaries (assuming no withdrawals).
Total Purchase Payments added to the contract as of 90th day after the contract date:	$200,000
LTC Guaranteed Amount as of 90th day after the contract date equals total Purchase Payments made into the contract:	$200,000
Acceleration Benefit as of 90th day after the contract date:	$200,000
Total Contract Value on first contract anniversary reflecting investment gain:	$225,000
New LTC Guaranteed Amount on first contract anniversary:
(LTC Guaranteed Amount steps up since $225,000 is greater than LTC Guaranteed Amount of $200,000)	$225,000
Growth Benefit on first contract anniversary
($225,000 LTC Guaranteed Amount - $200,000 Acceleration Benefit):	$ 25,000
Total Contract Value on second contract anniversary reflecting investment loss from previous contract anniversary
($225,000 LTC Guaranteed Amount does not change as the Contract Value of $218,000 is less; $25,000 Growth Benefit does not change):	$218,000
Total Contract Value on third contract anniversary reflecting investment gain from previous contract anniversary:	$240,000
New LTC Guaranteed Amount on third contract anniversary
(LTC Guaranteed Amount steps up as $240,000 is greater than LTC Guaranteed Amount of $225,000):	$240,000
Growth Benefit on third contract anniversary
($240,000 LTC Guaranteed Amount - $200,000 Acceleration Benefit):	$ 40,000
You may choose to irrevocably terminate the automatic step-ups if you believe that you have sufficient LTC Benefits to cover your needs and do not want or need to further increase the LTC Benefits. You may terminate automatic step-ups after the fifth contract anniversary by notifying us in writing at least 30 days prior to the next contract anniversary. By choosing to terminate the automatic step-ups, the LTC Guaranteed Amount will no longer step up to the Contract Value, if higher. You will still pay the higher Acceleration Benefit Charge associated with the Growth Benefit if you terminate automatic step-ups. However, the charge will not increase as the LTC Guaranteed Amount (which the charge is based on) will no longer increase because of step-ups to the Contract Value. See Charges and Other Deductions – Protected Lifetime Income Fees – Long-Term CareSM Advantage Charge.
Growth Benefit payments reduce the Growth Benefit, the LTC Guaranteed Amount, and the Contract Value by the dollar amount of the payment. Excess Withdrawals reduce the Growth Benefit by the same percentage that the Excess Withdrawal amount reduces the Contract Value. This means that the reduction in the Growth Benefit could be more than the dollar amount withdrawn. Because we transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) to the LTC Fixed Account once you begin receiving payments and each contract anniversary thereafter, all Growth Benefit payments are subject to claims of our general creditors and to the claims-paying ability of Lincoln Life.
Maximum Monthly Growth Benefit
The Maximum Monthly Growth Benefit amount is the maximum amount of Growth Benefit that may be paid in any calendar month. The Maximum Monthly Growth Benefit amount is recalculated each contract anniversary and upon an Excess Withdrawal. The calculation of the Maximum Monthly Growth Benefit amount is based on payment of the Growth Benefit over both the Acceleration and Extension Benefit Durations.
Under the formula, we determine how many months of Acceleration and Extension Benefit payments are remaining by dividing the total remaining Acceleration and Extension Benefits by the Maximum Monthly Level Benefit amount. Then the Growth Benefit is divided over this same number of months.
The Maximum Monthly Growth Benefit amount = [i ÷ ((ii + iii) ÷ iv)] where:
(i)	equals the Growth Benefit on the contract anniversary;
(ii)	equals any remaining Acceleration Benefit on the contract anniversary;
(iii)	equals any remaining Extension Benefit on the contract anniversary; and

(iv)	equals the Maximum Monthly Level Benefit amount on the contract anniversary.
When you make a request for benefits, you may request an amount up to the Maximum Monthly LTC Benefit amount. You will receive a single monthly LTC Benefit payment that will include the Growth Benefit payment, in addition to either the Acceleration Benefit payment or Extension Benefit payment. We deduct your request first from the Acceleration Benefit (during the Acceleration Benefit Duration) or Extension Benefit (during the Extension Benefit Duration) up to the Maximum Monthly Level Benefit (which is the maximum amount you could request if you did not have the Growth Benefit option). Any amount requested above that amount will be deducted from the Growth Benefit up to the Maximum Monthly LTC Benefit amount. Thus, no Growth Benefit payments will be made unless you are requesting more than the Maximum Monthly Level Benefit amount available to you for that month. However, any unused Growth Benefit Payments can be used once the Maximum Growth Benefit Monthly payment is recalculated.
Maximum Monthly LTC Benefit amount = the Maximum Monthly Level Benefit amount plus the Maximum Monthly Growth Benefit amount
Whether you can request all of the Maximum Monthly LTC Benefit will depend on whether you are residing in a nursing home or receiving hospice care:
Type of Long-Term Care Services	Amount of Monthly Benefit You Can Request
If you are residing in a nursing home or are receiving hospice care:	You may request an amount up to the Maximum Monthly LTC Benefit amount. Contractowners with contracts issued in certain states not listed below may also request up to the Maximum Monthly LTC Benefit amount if they are in an assisted living facility.
If you are eligible and qualify for other qualified Long-Term Care Services (such as but not limited to home health care, adult day care, assisted living services), but are not residing in a nursing home or receiving hospice care:	You may request only up to 50% of the Maximum Monthly LTC Benefit amount*. If upon commencement of a month you qualify to receive up to 50% of the Maximum Monthly LTC Benefit amount and during that month you enter a nursing home or start to receive hospice care, you will qualify to receive up to 100% of the Maximum Monthly LTC Benefit amount the following month.

*Contractowners whose contracts were issued in the following states may only request up to 50% of the Maximum Monthly LTC Benefit amount for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. Contractowners in all other states may request up to 100% of the Maximum Monthly LTC Benefit amount for assisted living services.
Example: The following is an example of how the Maximum Monthly Growth Benefit amount, Maximum Monthly Level Benefit amount and the Maximum Monthly LTC Benefit are calculated on the fifth contract anniversary with growth of the Contract Value from investment gains of $20,000 and assuming $100,000 Purchase Payments were made prior to 90th day after the contract date.
Acceleration Benefit on fifth contract anniversary:	$100,000
Extension Benefit on fifth contract anniversary:	$200,000
Contract Value on fifth contract anniversary:	$120,000
LTC Guaranteed Amount on fifth contract anniversary steps-up to Contract Value of $120,000:	$120,000
Growth Benefit
($120,000 LTC Guaranteed Amount - $100,000 Acceleration Benefit):	$20,000
Maximum Monthly Level Benefit
($100,000 ÷ 24 months of Acceleration Benefit Duration left):	$4,166.67
Maximum Monthly Growth Benefit
[$20,000 Growth Benefit ÷ (($100,000 Acceleration Benefit + $200,000 Extension Benefit) ÷ $4,166.67 Maximum Monthly Level Benefit)]:	$277.78
Maximum Monthly LTC Benefit ($4,166.67 + $277.78):	$4,444.45
Special Considerations When Determining the Amount of Benefits to Request: If you receive less than the Maximum Monthly Growth Benefit amount, the unused Growth Benefit for that month will not be available for the remainder of that Contract Year. On the next contract anniversary, the remaining Growth Benefit for the prior year will carry over and the Growth Benefit and the Maximum Monthly Growth Benefit amount will be recalculated, and will increase, as stated above. Taking less than the Maximum Monthly Growth Benefit amount will not extend the Acceleration Benefit Duration or Extension Benefit Duration. This calculation is intended to permit you to take your remaining Growth Benefit over the same period you will receive your remaining Acceleration Benefit plus your

Extension Benefit. Any Growth Benefit remaining at the end of the Extension Benefit Duration will continue to be available to you as LTC Benefit payments until exhausted, and will not be subject to a monthly maximum limit.
Example: Continuing the prior example if, during the first six months of the Contract Year, you requested that you be paid the entire Maximum Monthly Growth Benefit each month and then for the other six months you requested no Growth Benefit, there will be unused Growth Benefit for that contract year of $1,666.68 ($277.78 Maximum Monthly Growth Benefit x 6 months). On the next contract anniversary, the Maximum Monthly Growth Benefit will increase because there was unused Growth Benefit during the current Contract Year.
Electing to Receive LTC Benefits Before the Fifth Contract Anniversary
As we previously mentioned, we designed the LTC Rider to function most optimally if you do not start receiving LTC Benefits until on or after the fifth contract anniversary. The LTC Rider is designed to provide the highest amount of monthly LTC Benefits if you wait until after the fifth contract anniversary to receive LTC Benefit payments, though no matter when you start to receive LTC Benefit payments, we promise to pay you the same overall amount of LTC Benefits. The preceding discussion assumed that you do not begin taking LTC Benefit payments before the fifth contract anniversary. However, you have the flexibility to begin taking LTC Benefit payments prior to the fifth contract anniversary if the need arises. This section highlights the impact of taking LTC Benefit payments earlier.
When you purchase the LTC Rider, the LTC Benefit Duration is equal to 252 months and is comprised of 84 months (i.e., 7 years) of Acceleration Benefit Duration plus 168 months (i.e., 14 years) of Extension Benefit Duration. If you have not received LTC Benefits, on each contract anniversary up to the fifth contract anniversary, we will recalculate the LTC Benefit Duration by subtracting 12 months from the Acceleration Benefit Duration and 24 months from the Extension Benefit Duration. This is important because the Acceleration Benefits and the Extension Benefits are paid monthly up to the Maximum Monthly Level Benefit amount and the Maximum Monthly Level Benefit amount is calculated based on the number of months remaining in the Acceleration Benefit Duration or Extension Benefit Duration.
The following chart illustrates how the LTC Benefit Durations decrease each year that you wait to receive LTC Benefit payments up to the fifth contract anniversary. You should refer to this chart and carefully consider the information contained in the chart in order to determine the minimum Acceleration Benefit Duration and the minimum Extension Benefit Duration based on the Contract Year you start to submit requests for LTC Benefits.
LTC Benefit Duration Chart
Contract Year of First Request for Maximum Level Benefit amounts	Acceleration Benefit Duration	Extension Benefit Duration	Total LTC Benefit Duration
1*	84 months	168 months	252 months
2	72 months	144 months	216 months
3	60 months	120 months	180 months
4	48 months	96 months	144 months
5	36 months	72 months	108 months
6+	24 months	48 months	72 months
*	You may not receive LTC Benefit payments prior to the first contract anniversary and satisfaction of the 90-day deductible period.
When a benefit payment less than the Maximum Monthly Level Benefit amount is made prior to the fifth contract anniversary, we will recalculate your Maximum Monthly Level Benefit amount and it will increase, but we will not extend the Acceleration Benefit Duration. Accordingly, if you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the fifth contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase. In addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to the higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension Benefit divided by the recalculated Maximum Monthly Level Benefit.
Example: The following chart provides an example of how the Maximum Monthly Level Benefit (annualized) increases each year that you wait to start receiving Acceleration Benefit payments up to the fifth contract anniversary. This chart illustrates a Purchase Payment of $100,000, resulting in an Acceleration Benefit of $100,000 as of the Contract Year when you start to receive Acceleration Benefit payments. The example also assumes you have chosen the Level Benefit option and that the Maximum Monthly Level Benefit amount is taken each Contract Year starting at the beginning of the Contract Year and that no withdrawals have been made other than the illustrated LTC Benefit amounts.

Maximum Monthly Level Benefit (annualized) based on when Acceleration Benefit payments begin
LTC Benefit Duration	Contract Year	Acceleration Benefit payments Begin in Year 2	Acceleration Benefit payments Begin in Year 3	Acceleration Benefit payments Begin in Year 4	Benefit payments Begin in Year 5	Acceleration Benefit payments Begin in Year 6
Acceleration Benefit	1*
	2	$16,667
	3	$16,667	$20,000
	4	$16,667	$20,000	$25,000
	5	$16,667	$20,000	$25,000	$33,000
	6	$16,667	$20,000	$25,000	$33,000	$50,000
	7	$16,667	$20,000	$25,000	$33,000	$50,000
Extension Benefits	8	$16,667	$20,000	$25,000	$33,000	$50,000
	9	$16,667	$20,000	$25,000	$33,000	$50,000
	10	$16,667	$20,000	$25,000	$33,000	$50,000
	11	$16,667	$20,000	$25,000	$33,000	$50,000
	12	$16,667	$20,000	$25,000	$33,000
	13	$16,667	$20,000	$25,000	$33,000
	14	$16,667	$20,000	$25,000
	15	$16,667	$20,000	$25,000
	16	$16,667	$20,000
	17	$16,667	$20,000
	18	$16,667
	19	$16,667
*	You may not receive LTC Benefit payments prior to the first contract anniversary and satisfaction of the 90-day deductible period. For illustrative purposes, this chart does not include satisfaction of the deductible period.

Example: Continuing the example illustrated by the chart, if you started to receive Acceleration Benefit payments during the third Contract Year, the Maximum Monthly Level Benefit would be calculated as follows:
LTC Guaranteed Amount as of second contract anniversary:	$100,000
Acceleration Benefit (equals LTC Guaranteed Amount):	$100,000
Extension Benefit (2 x Acceleration Benefit):	$200,000
Acceleration Benefit Duration (from LTC Benefit Duration chart):	60 months
Maximum Monthly Level Benefit
($100,000 Acceleration Benefit ÷ 60 months):	$1,666.67 or $20,000 per year
Extension Benefit Duration (from LTC Benefit Duration chart):	120 months
By electing to start receiving Acceleration Benefit payments in the third Contract Year, the Maximum Monthly Level Benefit (annualized) would be $20,000. If the Maximum Monthly Level Benefit were requested and paid out each month, the Acceleration Benefit Duration would be 60 months (5 years) followed by an Extension Benefit Duration of 120 months (10 years). The total available Acceleration and Extension Benefits would still be $300,000 ($100,000 Acceleration Benefit plus $200,000 Extension Benefit). If you waited to start receiving the Acceleration Benefit payments on or after the fifth contract anniversary, the annual benefit would have been $50,000 paid out over the minimum Acceleration and Extension Benefit Durations of 24 and 48 months respectively.
If you are receiving the Maximum Monthly Level Benefit each month, the Maximum Monthly Level Benefit will not change the following Contract Year. If you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the fifth contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase. In addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to the higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension Benefit divided by the recalculated Maximum Monthly Level Benefit.

Example: Continuing the previous example, the following is an example of how the Maximum Monthly Level Benefit amount and the minimum Extension Benefit Duration are recalculated on the third contract anniversary where less than the Maximum Monthly Level Benefit amount has been requested. The example assumes the Level Benefit option has been chosen. The $100,000 LTC Guaranteed Amount as of the second contract anniversary has been reduced by Acceleration Benefit payments of only $10,000 (paid in the third Contract Year) of the available annual amount of $20,000.
LTC Guaranteed Amount as of the third contract anniversary
($100,000 - $10,000 LTC Benefit payment in prior Contract Year):	$90,000
Acceleration Benefit (equals the LTC Guaranteed Amount):	$90,000
Extension Benefit (has not been reduced as no Extension Benefits have been paid):	$200,000
Acceleration Benefit Duration:	48 months
Maximum Monthly Level Benefit
($90,000 Acceleration Benefit ÷ 48 months):	$1,875.00 or $22,500 per year
Extension Benefit Duration
($200,000 Extension Benefit ÷ $1,875 Maximum Monthly Level Benefit):	107 months
The remaining Acceleration Benefit Duration after the third contract anniversary is 48 months. The new Maximum Monthly Level Benefit amount increases to $22,500 (annualized) and the Extension Benefit Duration decreases to 107 months due to receiving less than the Maximum Monthly Level Benefit amount. Only one-half of the Maximum Monthly Level Benefit amount ($937.50) will be available to you if you are not confined to a nursing home or are not receiving hospice care.
On the fifth contract anniversary, we will recalculate the Maximum Monthly Level Benefit amount for the last time and it will not change thereafter unless you make an Excess Withdrawal. If after the fifth contract anniversary, you receive less than the Maximum Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased; but the Acceleration Benefit Duration or Extension Benefit Duration will be increased and will equal the remaining Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.
Withdrawals
You may be able to make withdrawals pursuant to the withdrawal provision of your contract without a reduction to the LTC Benefits if the LTC Guaranteed Amount is less than the Contract Value. Under the LTC Rider, withdrawals are either Conforming Withdrawals or Excess Withdrawals. Conforming Withdrawals will not have any effect on the LTC Benefits and will reduce the Contract Value by the amount of the withdrawal. Excess Withdrawals reduce the LTC Benefits by the same percentage that the Excess Withdrawal reduced the Contract Value. Excess Withdrawals reduce the Contract Value by the amount of the withdrawal. The tax consequences of withdrawals are discussed in the Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Conforming Withdrawal amount, will continue to be subject to any other terms and conditions contained in your contract, including surrender charges, unless one of the waiver of surrender charge provisions is applicable. See The Contracts - Surrenders and Withdrawals and Charges and Other Deductions - Surrender Charge. All withdrawals, whether Conforming or Excess, will be applied against the contract’s free withdrawal provision. See General Provisions - Contract Free Withdrawal Provision for additional information.
Conforming Withdrawals
If available, you may make periodic withdrawals from your Contract Value in amounts less than or equal to the Conforming Withdrawal amount each Contract Year without reducing the LTC Benefits. Conforming Withdrawals may be withdrawn in addition to receiving LTC Benefit payments and are subject to surrender charges, if any. Conforming Withdrawals will not reduce the LTC Guaranteed Amount, the Acceleration Benefit, the Extension Benefit, and if elected, the Growth Benefit. If the LTC Guaranteed Amount is equal to or greater than your Contract Value on a contract anniversary, any withdrawal in that Contract Year will not be a Conforming Withdrawal. Moreover, if you elect the Growth Benefit option, any withdrawal will be deemed an Excess Withdrawal unless you are age 76 or older or the maximum LTC Guaranteed Amount limit of $800,000 has been reached and your Contract Value exceeds the maximum LTC Guaranteed Amount on a contract anniversary, in which case you may withdraw an amount up to the Conforming Withdrawal amount for that Contract Year.
Conforming Withdrawal = any withdrawal that does not exceed during a contract year the greater of $0 and (a) minus (b) where:
(a)	equals 5% of the difference of the Contract Value over the LTC Guaranteed Amount as of the most recent contract anniversary (or, prior to the first contract anniversary, the contract date); and
(b)	equals all prior withdrawals in that Contract Year.

Excess Withdrawals
Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Contract Year that exceeds the Conforming Withdrawal amount. Only that portion of the current withdrawal amount that exceeds the Conforming Withdrawal amount will be deemed to be an Excess Withdrawal. Any Excess Withdrawal that reduces the Contract Value to zero will terminate the LTC Rider and the only LTC Benefit that you may be eligible to receive will be the Optional Nonforfeiture Benefit, if elected.
More specifically, Excess Withdrawals reduce various benefits in accordance with the following formula:
•	Multiply the benefit being affected (i.e., the Acceleration Benefit) before the Excess Withdrawal by (1 – the Reduction Percentage due to Excess Withdrawal).
•	The Reduction Percentage due to Excess Withdrawal = Excess Withdrawal ÷ Contract Value before the Excess Withdrawal.
Importantly, this means that the reduction could be more than the dollar amount withdrawn.
Excess Withdrawals will reduce the LTC Guaranteed Amount, Acceleration Benefit, Extension Benefit, Maximum Monthly Level Benefit and any Growth Benefit and Maximum Monthly Growth Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. This means that the reductions in these amounts could be more than the dollar amount withdrawn. In a declining market, Excess Withdrawals may substantially reduce or eliminate the LTC Benefits, the Maximum Monthly Level Benefit, and if elected, Maximum Monthly Growth Benefit.
Example: The following example shows how an Excess Withdrawal, in a declining market, reduces the Acceleration Benefit, LTC Guaranteed Amount, Maximum Monthly Level Benefit, Extension Benefit, Maximum Monthly Growth Benefit and Growth Benefit. The example assumes you have chosen the Growth Benefit option. Since the LTC Guaranteed Amount is greater than the Contract Value, any withdrawal is an Excess Withdrawal and there is no Conforming Withdrawal amount.
LTC Guaranteed Amount:	$320,000
Acceleration Benefit:	$120,000
Extension Benefit:	$240,000
Maximum Monthly Level Benefit:	$5,000
Growth Benefit:	$200,000
Maximum Monthly Growth Benefit:	$2,778
Excess Withdrawal from Contract Value:	$4,000
Contract Value immediately prior to Excess Withdrawal:	$85,000
Reduction Percentage due to Excess Withdrawal
[$4,000 Excess Withdrawal ÷ $85,000 Contract Value]:	4.71%
LTC Guaranteed Amount after Excess Withdrawal
[$320,000 LTC Guaranteed Amount x (1-4.71%)]:	$304,928
Extension Benefit after Excess Withdrawal
[$240,000 x (1-4.71%)]:	$228,696
Maximum Monthly Level Benefit after Excess Withdrawal
[$5,000 Maximum Monthly Level Benefit x (1-4.71%)]:	$4,765
Growth Benefit after Excess Withdrawal [$200,000 Growth Benefit x (1-4.71%)]:	$190,580
Maximum Monthly Growth Benefit after Excess Withdrawal
[$2,778 Maximum Monthly Growth Benefit x (1-4.71%)]:	$2,647
LTC Fixed Account
The LTC Fixed Account is part of the general account, and thus is not insulated from the claims of our general creditors. The LTC Fixed Account is designated to hold an amount equal to the LTC Guaranteed Amount while paying LTC Benefits. The LTC Fixed Account will offer a rate of interest that will be adjusted periodically and is guaranteed to be an effective rate of not less than the minimum guaranteed interest rate stated in your contract on amounts held in the LTC Fixed Account. Contracts issued in certain states may guarantee a higher minimum rate of interest than in other states. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. See Fixed Side of the Contract for more information about the general account.
On the date we make the initial determination that you are eligible to receive LTC Benefits (as described in the “Establishing Benefit Eligibility” section), we will transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) as of that date to the LTC Fixed Account. Amounts transferred to the LTC Fixed Account will no longer have the ability to participate in the performance of the variable Subaccounts. The Contract Value will be transferred proportionately from the variable Subaccounts and the fixed account for use with dollar-cost averaging, if any, in which you are invested. Transfers of Contract Value to the LTC Fixed Account may reduce the Contract Value in the Subaccounts to zero. Acceleration Benefit payments and Growth Benefit payments (if elected) will first be deducted from the LTC Fixed Account. LTC Charges will be deducted proportionally from the LTC Fixed Account, the fixed account for use with dollar-cost averaging and the Subaccounts.
On the contract anniversary that follows the initial determination of eligibility to receive LTC Benefits and on each contract anniversary that follows, we will transfer Contract Value to and from the LTC Fixed Account, the Subaccounts and any other fixed account. The amount of Contract Value that will be transferred into the LTC Fixed Account will be equal to the difference, if any, between the LTC Guaranteed Amount and the Contract Value that is in the LTC Fixed Account. This may result in the entire Contract Value being allocated to the LTC Fixed Account. If the Contract Value in the LTC Fixed Account exceeds the LTC Guaranteed Amount, we will move Contract Value equal to the difference between the Contract Value and the LTC Guaranteed Amount from the LTC Fixed Account to the Subaccounts according to your instructions for future allocations.
If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the Contract Value in the LTC Fixed Account back to the Subaccounts. This transfer will be made under a twelve-month dollar-cost averaging service. See The Contracts – Additional Services for more details on dollar-cost averaging. If, after you stop receiving LTC Benefits and then at a later date recommence receiving benefits, sufficient Contract Value will be transferred back to the LTC Fixed Account so that the balance in the LTC Fixed Account equals the LTC Guaranteed Amount.
Termination
Termination Events
The LTC Rider will terminate under any of the following circumstances:
•	termination of the contract;
•	upon written request to terminate the LTC Rider after the third contract anniversary (you may not request to terminate the LTC Rider prior to the third contract anniversary);
•	you elect to receive Annuity Payouts under any of the Annuity Payout options available under the contract, including but not limited to electing i4LIFE® Advantage (with or without the Guaranteed Income Benefit);
•	on the date the Contractowner is changed due to death or divorce;
•	upon the death of the Covered Life;
•	45 days after the contract date if a signed duplicate copy of the contract amendment issued with the LTC Rider is not returned to Lincoln Life;
•	an Excess Withdrawal reduces the Contract Value to zero;
•	all LTC Benefits are reduced to zero;
•	you terminate the LTC Rider under either Nonforfeiture Benefit provision;
•	within the first six months following the contract date we determine that you made a misrepresentation in the application or contract amendment that was material to the issuance of the rider we may void or terminate the rider;
•	after the first six months but prior to the end of the first 24 months after the contract date we determine that you made a misrepresentation that was material to both the issuance of the rider and a claim for LTC Benefits we may void or terminate the rider; or
•	after 24 months from the contract date if we determine that you knowingly or intentionally misrepresented relevant facts relating to your health the LTC Rider may be voided or terminated by us.
Upon termination of the LTC Rider, the LTC Benefits (except benefits provided under either Nonforfeiture Benefit provision) and LTC Charge will terminate and a proportional amount of the LTC Charge will be deducted. Contract Value in the LTC Fixed Account will be transferred to the Subaccounts according to your future Subaccount allocation instructions. The termination will not result in any increase to the Contract Value to equal the LTC Guaranteed Amount.
Nonforfeiture Benefit
The LTC Rider provides a nonforfeiture benefit (“Nonforfeiture Benefit”) if you terminate the LTC Rider in certain circumstances (described below). The Nonforfeiture Benefit provides a reduced long-term care insurance benefit.
•	There is a Nonforfeiture Benefit called the Contingent Nonforfeiture Benefit, provided without charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider due to a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit.
•	You may also choose to add an enhanced Nonforfeiture Benefit, called the Optional Nonforfeiture Benefit, for an additional charge, that pays a reduced long-term care insurance benefit. It is “enhanced” because you may terminate the LTC Rider for any reason after three years, rather than just if there is a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit.

Once either Nonforfeiture Benefit is in effect, the LTC Charges will terminate. You should be aware that the Nonforfeiture Benefit provision provides only a limited amount of LTC Benefits. Moreover, the LTC Benefits provided by the Contingent Nonforfeiture Benefit and the Optional Nonforfeiture Benefit are equivalent; (this amount is hereinafter referred to as the “Nonforfeiture Benefit Amount”) the important difference between the two are the conditions under which they will be paid. These conditions are described below. The Nonforfeiture Benefit Amount is the greater of:
•	one month’s Maximum Monthly Level Benefit in effect on the date that the LTC Rider is terminated; or
•	an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid for the LTC Rider minus any Extension Benefits paid prior to the date the LTC Rider is terminated.
In the state of California, the Nonforfeiture Benefit amount is the greater of:
•	the Maximum Monthly Level Benefit in effect on the date the Contractowner fully surrendered or annuitized the contract, multiplied by either;
•	1, if the contract is fully surrendered or annuitized prior to the tenth rider date anniversary; or
•	2, if the contract is fully surrendered or annuitized on or after the tenth rider date anniversary.
•	an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid for the LTC Rider minus any Extension Benefits paid prior to the date the Contractowner fully surrendered or annuitized the contract.
Payments of the Nonforfeiture Benefit Amount are made only after the seventh contract anniversary (after the third anniversary in the state of Texas) and after the conditions set forth below are met. Payment of the Nonforfeiture Benefit Amount is subject to the benefit eligibility and deductible period requirements described in the Establishing Benefit Eligibility section. Nonforfeiture Benefit Amount payments must be requested as described in the Requesting LTC Benefits section. Nonforfeiture Benefit Amount payments will be payable monthly up to the Maximum Monthly Level Benefit amount in effect on the date that the LTC Rider is terminated.
Once the Nonforfeiture Benefit provision is effective, it will remain effective until the earlier of the death of the Covered Life or the date the total Nonforfeiture Benefit Amounts have been fully paid out. Upon the death of the Covered Life, the Nonforfeiture Benefit terminates. The Nonforfeiture Benefit Amount will not exceed the remaining amount of Extension Benefits that would have been paid if the LTC Rider had remained in force.
Contingent Nonforfeiture Benefit. The Contingent Nonforfeiture Benefit is provided at no charge on all LTC Riders. The Contingent Nonforfeiture Benefit will pay you the Nonforfeiture Benefit Amount if both of the following conditions are met:
•	the sum of the Extension Benefit Charge rate and/or Optional Nonforfeiture Benefit Charge rate, if elected, has increased by more than a specified percentage over the initial charge; and
•	you surrender your contract or elect to terminate the LTC Rider within 120 days after the Extension Benefit Charge rate and/or Optional Nonforfeiture Benefit Charge rate, if elected, is increased.
The specified percentage of change to the sum of the Extension Benefit Charge rate and/or the Optional Nonforfeiture Benefit Charge rate that will trigger the availability of Contingent Nonforfeiture Benefit is determined by your age as of the contract date. The specified percentages are as follows:
Age on Contract Date	Percent Over Initial Charge	Age	Percent Over Initial Charge
45 – 49	130%	66	48%
50 – 54	110%	67	46%
55 – 59	90%	68	44%
60	70%	69	42%
61	66%	70	40%
62	62%	71	38%
63	58%	72	36%
64	54%	73	34%
65	50%	74	32%
Optional Nonforfeiture Benefit. As noted, for an additional charge, you may purchase the Optional Nonforfeiture Benefit. The Optional Nonforfeiture Benefit provides for payment of the Nonforfeiture Benefit Amount under the following conditions:
•	you surrender the contract at least three years after the contract date; or
•	you submit a written request to terminate the LTC Rider at least three years after the contract date; or
•	you elect to receive annuity payments under any Annuity Payout option available in the contract or any other annuity settlement option we make available and commencing prior to the contract’s maturity date and at least three years after the contract date.

If you purchase the Optional Nonforfeiture Benefit and terminate the LTC Rider under conditions applicable under either the Contingent Nonforfeiture Benefit and the Optional Nonforfeiture Benefit, only the one applicable Nonforfeiture Benefit will be payable. The Optional Nonforfeiture provision may not be purchased after the LTC Rider is issued.
General Provisions
Death Benefits
The LTC Rider has no provision for Death Benefits, other than the Death Benefit provision in the underlying contract. The LTC Rider terminates upon death of the Covered Life and the LTC Benefits, including the LTC Guaranteed Amount, will not be payable under any Death Benefit option. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the “Death Benefit” section of the prospectus) will be in effect. If a Contractowner who had been receiving LTC Benefit payments dies while the contract is in effect, we reserve the right to withhold a portion of any Death Benefits that would otherwise be payable until we have verified that we have received all requests for LTC Benefits. Death Benefit distributions in accordance with Code section 72(s) or 401(a) (9) will not be made later than five years from the date of the Contractowner’s death.
The Guarantee of Principal Death Benefit and Enhanced Guaranteed Minimum Death Benefit both calculate Death Benefit amounts by deducting withdrawals in the same proportion that the withdrawal reduces the Contract Value. For purposes of calculating Death Benefits under those contracts, Acceleration Benefit payments and Growth Benefit payments, as well as Conforming and Excess Withdrawals, are considered withdrawals that reduce the amount of the Death Benefit. See The Contracts – Death Benefits.
Contract Free Withdrawal Provision All withdrawals, whether Conforming or Excess, as well as LTC Benefit payments, will be applied against the contract’s free amount, which is the amount that may be withdrawn annually without imposition of a surrender charge. Thus, Acceleration Benefit or Growth Benefit payments will reduce the amount available for free withdrawal, even though those payments do not incur a surrender charge. See Charges and Other Deductions – Surrender Charge for additional information on the free amount.
Investment Requirements
By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. You will be subject to Investment Requirements. See The Contracts – Investment Requirements for a description of these investment restrictions. The Investment Requirements will apply to your entire Contract Value. No Purchase Payments can be directly invested in the LTC Fixed Account.
Federal Taxation
Qualified Long-Term Care Insurance Contract. The LTC Rider is a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Internal Revenue Code. As described above, the LTC Charge is deducted from the Contract Value on a quarterly basis. For tax years beginning after December 31, 2009, the deductions from the Contract Value to pay LTC Charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce the Contractowners basis in the contract. The deductions from the Contract Value will reduce the Contract Value, but not below zero.
Federal Income Tax Treatment of Benefits under the LTC Rider. The LTC Benefits provided under the LTC Rider are treated as provided under a “Qualified Long-Term Care Insurance Contract,” as that term is defined under section 7702B(b) of the Internal Revenue Code. This discussion outlines our understanding of the federal income tax treatment of the LTC Benefits, as well as how the LTC Benefit payments will be reported to you. However, you should always consult a tax advisor about the application of tax rules to your individual situation.
Benefits that you receive under a Qualified Long-Term Care Insurance Contract will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for Covered Services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are chronically ill, are included in determining whether the benefit limits have been exceeded and reduce the Contractowner’s basis in the contract. These payments may also reduce the basis in your annuity contract.
If the LTC Benefits that you receive exceed the benefit limits outlined above, the amount of the excess benefits may represent taxable income to you. If you are under age 59½ at the time of the payment of excess benefits, an additional 10% “penalty tax” may apply.
If the Maximum Monthly LTC Benefit amount, if applicable, exceeds the limits under IRS rules (currently $380.00 per day or $138,700 annually for 2020), amounts received by you in excess of the IRS limit may be excludable from ordinary income to the extent that you have actually incurred long-term care expenses of that amount. You should take into account the IRS limit when selecting the amount of monthly LTC Benefit you would like to receive. We recommend that you discuss the tax implications of receiving benefits in excess of the IRS limit with a tax advisor.

Maturity Date
When you purchase the LTC Rider, the maturity date set forth in your contract will be the Annuitant’s 99th birthday. The maturity date is the date when you must choose an Annuity Payout option and annuitize your contract. Except as set forth below, annuitization of your contract will terminate the LTC Rider.
If you are receiving LTC Benefit payments under this LTC Rider at the maturity date (when you reach age 99), we will extend the maturity date and continue to provide LTC Benefit payments, subject to the terms and conditions of the LTC Rider. If you decide to elect an Annuity Payout option and annuitize your Contract Value, the LTC Rider will terminate.
If you are not receiving LTC Benefit payments at the maturity date and you have a Contract Value, you will need to elect an Annuity Payout option available under your contract. This will terminate the Acceleration and Growth Benefits (that would have been paid from your Contract Value) and also the LTC Charge. However, the Extension Benefit, if any, will continue on your contract.
If LTC Benefit payments end after you reach age 99 and you still have value in your contract, you must elect an Annuity Payout option within 90 days after the last LTC Benefit payment is made. This will terminate the LTC Rider. An exception to this occurs if LTC Benefit payments stop after age 99 because you are not currently eligible to receive benefits (for example, you are no longer receiving LTC Services). In this situation, the Acceleration and Growth Benefits that would have been paid from your Contract Value will terminate as well as the LTC Charge. Any Extension Benefit will remain in effect to provide payments in the event of future eligibility for LTC Benefits.
Any LTC Benefit paid after age 99 will be paid in the same manner as any LTC Benefit previously described in this discussion, including, but not limited to, eligibility, deductible period and maximum monthly limits.
Misstatement of Age or Sex
If your age or sex has been misstated, we will adjust the LTC Charges to the amounts that would have applied based on your correct age or sex. If the LTC Rider would not have been issued at the correct age and sex, it will be cancelled and we will refund to you all LTC Charges paid minus the amount of LTC Benefits that have been paid.
LTC Rider Return Privilege
You may cancel the LTC Rider within 30 days of your receipt of the LTC Rider for any reason by delivering or mailing the LTC Rider, postage prepaid, to the Home Office at PO Box 7866, 1300 Clinton Street, Fort Wayne, IN 46802-7866. A LTC Rider cancelled under this provision will be void and any LTC Charges assessed will be refunded. Cancellation of the LTC Rider under this provision will not result in cancellation of the contract.
If you surrender the entire contract within the 30 day LTC Rider free-look period but after the underlying contract’s free-look period, any applicable surrender charges will be deducted from the Contract Value.
Monthly Statements
In addition to the quarterly variable annuity statement, we will send you a monthly statement once you begin receiving LTC Benefit payments detailing the amount of LTC Benefits that have been paid and remaining available LTC Benefits. The monthly statement will only be sent to you for those months that you received an LTC Benefit. The statement will also show the impact of such LTC Benefit payments on your Contract Value and Death Benefit, if any. See General Provisions – Death Benefits for a description of the impact of the LTC Rider on Death Benefits.

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Appendix C — Lincoln Market Select® Advantage Fees for Previously Elected Versions
Charges and deductions for Lincoln Market Select® Advantage riders purchased on or after May 16, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). The current initial annual charge rate for riders purchased during this time period is 0.95% (0.2375% quarterly) for the single life option and 1.15% (0.2875% quarterly) for the joint life option.
Charges and deductions (including examples) for Lincoln Market Select® Advantage riders purchased prior to May 16, 2016 (or later if the version listed above was not available in your state).
The initial protected lifetime income fee is currently equal to an annual rate of 0.95% (0.2375% quarterly) for the single life option and 1.15% (0.2875% quarterly) for the joint life option. The guaranteed maximum annual charge for the single life option is 2.25% (0.5625% quarterly) and 2.45% (0.6125% quarterly) for the joint life option. The guaranteed minimum annual charge for both single and joint life options is 0.75% (0.1875% quarterly). The initial annual rate (deducted quarterly) is guaranteed not to change prior to the fifth quarterly anniversary of the rider. Beginning on the fifth quarterly anniversary, the quarterly charge rate may increase or decrease based on a formula that is tied to any change in the Volatility Index (VIX), which is an index of market volatility reported by the Chicago Board Options Exchange (“CBOE”). In general, as volatility increases, the quarterly charge rate increases and as volatility decreases, the quarterly charge rate decreases, subject to the maximums and minimums stated above. The charge rate is calculated using the average value of the VIX over a period of time. The average value of the VIX is determined using the values of the VIX as the close each day of the New York Stock Exchange is open for business, for the three-month period ending on the 14th day of the calendar month just prior to the quarterly protected lifetime income fee deduction. We reserve the right to substitute this index with another index at any time and in our sole discretion. We will notify you in writing of such a change.
The maximum percentage that the charge rate can increase or decrease from the previously calculation rate is 0.05% for both single and joint life options, not to exceed the guaranteed maximum quarterly charge rate or fall below the minimum quarterly charge rate. In addition, an excess volatility charge of 0.25% for both single and joint life options will also apply during times when the average value of the VIX equals or exceeds 50 over the three-month period described above. This excess volatility charge is added to any calculated charge rate, not to exceed the guaranteed maximum quarterly charge rate or fall below the minimum quarterly charge rate. (The maximum percentage that the charge rate can change does not apply to the excess volatility charge.)
The quarterly charge rate will be calculated using the following formula: Initial quarterly rate + ([0.00625%] x (average daily value of the VIX – [19.00%])). You can find the value of the VIX for any given day by using the Chicago Board Options Exchange website at www.cboe.com. This calculation does not include any applicable excess volatility charge. The quarterly charge that was deducted for the prior quarter for this rider will appear on your quarterly statement.
The following example shows the calculation of the quarterly charge rate for the single life option beginning on the fifth quarterly anniversary of the rider through the eighth quarterly anniversary. The examples use the formula above and the following charge rates.
Initial Quarterly Charge Rate	0.2375%
Guaranteed Maximum Quarterly Charge Rate	0.5625%
Guaranteed Minimum Quarterly Charge Rate	0.1875%
Maximum Quarterly Charge Rate Change	0.05%
Excess Volatility Charge Rate	0.25%

Quarterly Anniversary	Average Value of the VIX for 3-month period	Calculated Quarterly Charge Rate using the formula*	Actual Quarterly Charge Rate
1st	17.23	-	0.2375%
2nd	18.92	-	0.2375%
3rd	25.47	-	0.2375%
4th	19.23	-	0.2375%
5th	17.66	0.2291%	0.2291%
6th	39.22	0.3638%	0.2791%
7th	51.25	0.4390%	0.5625%
8th	26.62	0.2851%	0.2851%
*This quarterly charge rate is using the formula above, and the result is prior to adjustments for the maximum quarterly charge rate change in addition to the guaranteed maximum and minimum quarterly charge rates, and any charge for excess volatility.
The quarterly charge rate for the first four quarterly anniversaries is 0.2375%. Starting on the fifth quarterly anniversary the quarterly charge rate begins to adjust.

5th Quarterly Anniversary
The average value of the VIX is 17.66.
Step 1: Calculate the quarterly charge rate using the formula
0.2375% + [0.00625% x (17.66 – 19.00)]
0.2375% + [0.00625% x (-1.34)]
0.2375% + (-0.008375%) = 0.2291%
Step 2: Determine if the quarterly charge rate in Step 1 is within the maximum quarterly charge rate change and within the guaranteed minimum and maximum quarterly charge rates.
Fourth quarterly anniversary charge rate minus quarterly charge rate calculated in Step 1 = 0.2375% - 0.2291% = 0.0084% (a rate change of 0.0084% is less than the 0.05% maximum quarterly rate change)
0.2291% is less than the quarterly Guaranteed Maximum Charge rate (0.5625%) and greater than the quarterly Guaranteed Minimum Charge rate (0.1875%).
The actual quarterly charge rate is 0.2291%.
6th Quarterly Anniversary
The average value of the VIX increases to 39.22.
Step 1: Calculate the quarterly charge rate using the formula
0.2375% + [0.00625% x (39.22 – 19.00)]
0.2375% + [0.00625% x (20.22)]
0.2375% + (0.126375%) = 0.3638%
Step 2: Determine if the quarterly charge rate in Step 1 is within the maximum quarterly charge rate change and within the guaranteed minimum and maximum quarterly charge rates.
Fifth quarterly anniversary charge rate minus quarterly charge rate calculated in Step 1 = 0.2291% - 0.3638% = -0.1347% (a rate change of -0.1347% is greater than the 0.05% maximum quarterly rate change; therefore the charge rate cannot exceed 0.2791% (5th quarterly anniversary charge rate + 0.05%).
0.2791% is less than the quarterly guaranteed maximum charge rate (0.5625%) and greater than the quarterly guaranteed minimum charge rate (0.1875%).
The actual quarterly charge rate is 0.2791%.
7th Quarterly Anniversary
The average value of the VIX increases to 51.25. Therefore, because the VIX exceeds 50, the excess volatility charge rate of 0.25% will apply.
Step 1: Calculate the quarterly charge rate based on the formula
0.2375% + [0.00625% x (51.25 – 19.00)]
0.2375% + [0.00625% x (32.25)]
0.2375% + (0.2015625%) = 0.4390%
Step 2: Determine if the quarterly charge rate in Step 1 is within the maximum quarterly charge rate change and within the guaranteed minimum and maximum quarterly charge rates.
Sixth quarterly anniversary charge rate minus quarterly charge rate calculated in Step 1 = 0.2791% - 0.4390% = -0.1599% (a rate change of -0.1599% is greater than the 0.05% maximum quarterly rate change; therefore the charge rate cannot exceed 0.3291% (sixth quarterly anniversary charge rate + 0.05%).
0.3291% is less than the quarterly guaranteed maximum charge rate (0.5625%) and greater than the minimum quarterly charge rate (0.1875%).
Step 3: Add excess volatility charge rate; Determine if quarterly charge rate calculated in Step 2 plus the excess volatility charge rate is at or below the guaranteed maximum quarterly charge rate.
0.3291% + 0.25% = 0.5791% which exceeds the maximum quarterly protected lifetime income fee (0.5625%)

The actual quarterly charge rate is 0.5625%.
8th Quarterly Anniversary
The average value of the VIX decreases to 26.62.
Step 1: Calculate the quarterly charge rate based on the formula
0.2375% + [0.00625% x (26.62 – 19.00)]
0.2375% + [0.00625% x (7.62)]
0.2375% + (0.047625%) = 0.2851%
Step 2: Determine if the quarterly charge rate in Step 1 is within the maximum quarterly charge rate change and within the guaranteed minimum and maximum quarterly charge rates.
Seventh quarterly anniversary charge rate (prior to the excess volatility charge rate) minus quarterly charge rate calculated in Step 1 = 0.3291% - 0.2851% = 0.044% (a rate change of 0.044% is less than the 0.05% maximum quarterly rate change)
0.2851% is less than the quarterly guaranteed maximum charge rate (0.5625%) and greater than the quarterly guaranteed minimum charge rate (0.1875%).
The actual quarterly charge rate is 0.2851%.
The protected lifetime income fee will be discontinued upon the termination of the rider. A portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
If the Contract Value is reduced to zero while the Contractowner is receiving the Protected Annual Income, no further protected lifetime income fee will be deducted.

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Appendix D — Protected Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Protected Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between March 16, 2020 and April 30, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.20%	55 – 58	2.90%
59 – 64	4.10%	59 – 64	4.00%
65 – 69	5.35%	65 – 69	5.00%
70 – 74	5.45%	70 – 74	5.10%
75+	5.60%	75+	5.20%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.20%
59 – 64	4.40%	59 – 64	4.10%
65 – 69	5.50%	65 – 69	5.20%
70 – 74	5.60%	70 – 74	5.30%
75+	5.70%	75+	5.40%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between July 15, 2019 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between April 1, 2019 and July 14, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.80%	70 – 74	5.60%

Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between October 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.60%	65 – 74	5.35%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 25, 2017 and May 20, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after May 20, 2013 but prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%

Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Protected Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

Lincoln Lifetime IncomeSM Advantage 2.0
Protected Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Protected Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 64	3.50%

Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%

Lincoln Market Select® Advantage
Protected Annual Income Rates by Ages:
Lincoln Market Select® Advantage applications or rider election forms signed between March 16, 2020 and April 30, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.10%	55 – 58	2.85%
59 – 64	4.00%	59 – 64	3.65%
65 – 69	5.10%	65 – 69	4.65%
70 – 74	5.15%	70 – 74	4.75%
75+	5.55%	75+	5.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.25%	55 – 58	3.00%
59 – 64	4.15%	59 – 64	3.85%
65 – 69	5.15%	65 – 69	4.85%
70 – 74	5.35%	70 – 74	5.00%
75+	5.55%	75+	5.25%
For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between October 1, 2018 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 69	5.25%	65 – 69	5.15%
70 – 74	5.50%	70 – 74	5.25%
75+	5.75%	75+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 74	5.25%	65 – 74	5.00%
75+	5.75%	75+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

Lincoln Market Select® Advantage applications or rider election forms signed between January 19, 2018 and May 20, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed between August 29, 2016 (October 3, 2016 for existing Contractowners) and January 18, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Market Select® Advantage applications or rider election forms signed prior to August 29, 2016 (October 3, 2016 for existing Contractowners):
If you take a withdrawal prior to the fifth Benefit Year anniversary (either a Protected Annual Income withdrawal or an Excess Withdrawal), Table A will always be used to determine the Protected Annual Income amount. As long as no withdrawals occur prior to the fifth Benefit Year anniversary, Table B will always be used.
Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
	TABLE A		TABLE B
Age	Single Life Option	Joint Life Option*	Single Life Option	Joint Life Option*
55 – 58	2.50%	2.50%	3.50%	3.50%
59 – 64	3.00%	3.00%	4.00%	4.00%
65 – 74	4.00%	3.50%	5.00%	4.50%
75 +	4.00%	4.00%	5.00%	5.00%
*For the joint life option, age is based on the younger of you and your spouse.
For example, assume you purchase Lincoln Market Select® Advantage (single life option) at age 60, and you take your first withdrawal at age 63. Since the withdrawal occurred prior to the fifth Benefit Year anniversary, Table A will be used to determine the Protected Annual Income rate for this and all subsequent withdrawals, and the rate for your Protected Annual Income will be 3.0%. If you took your second withdrawal and had an Account Value Step-up at age 70, Table A still applies, and your Protected Annual Income rate is increased to 4.0%. If you wait to take your first withdrawal on or after the fifth Benefit Year anniversary, Table B will be used to determine the Protected Annual Income rate for all Protected Annual Income withdrawals.
Lincoln Max 6 SelectSM Advantage
Protected Annual Income Rates by Ages:
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between October 1, 2018 and April 30, 2020
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 69	6.50%	6.00%
70 – 74	6.75%	6.25%
75 +	7.00%	6.50%
* If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Max 6 SelectSM Advantage applications signed between January 19, 2018 and September 30, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 74	6.50%	6.00%
75 +	7.00%	6.50%
* If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Max 6 SelectSM Advantage applications signed between May 22, 2017 and January 18, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	4.00%	3.50%	55+	3.00%
59 – 64	5.00%	4.50%
65 – 74	6.00%	5.50%
75 +	7.00%	6.50%
* If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln IRA Income PlusSM
Protected Annual Income Rates by Ages:
Two options are available, and you can decide which option is best suited to your needs. Option 1 may be appropriate if you would like lower initial income with higher income once the Contract Value reaches zero. Comparatively, Option 2 will provide a higher initial income with lower income once the Contract Value reaches zero.
For both Option 1 and Option 2, the rates in Table A apply prior to the Contract Value reaching zero. Once the Contract Value reaches zero, Table B will be used, and the Protected Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B.
Lincoln IRA Income PlusSM applications or rider election forms signed between January 14, 2019 and April 30, 2020:
Option 1
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life
70+	6.25%	N/A%	70+	5.00%
*Joint Life is currently not available.
** For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

Option 2
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option
70+	7.00%	N/A	70+	4.00%
*Joint Life is currently not available.
** For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Wealth PassSM
Protected Annual Income Rates by Ages:
Lincoln Wealth PassSM applications or rider election forms signed between September 16, 2019 and April 30, 2020
Age	PAI Rate
0 – 54	4.50%
55 – 58	5.00%
59 – 69	5.50%
70+	6.00%

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Appendix E — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit
Guaranteed Income Benefit Percentages by Ages:
i4LIFE® Advantage Select Guaranteed Income Benefit elections and for purchasers of Lincoln Market Select® Advantage or 4LATER® Select Advantage with applications and/or rider election forms signed between November 18, 2019 and April 30, 2020
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 – 58	3.00%
59 - 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Select Guaranteed Income Benefit elections between August 29, 2016 (October 3, 2016 for existing Contractowners) and November 17, 2019, or for purchasers of Lincoln Market Select® Advantage between August 29, 2016 (October 3, 2016 for existing Contractowners) and November 17, 2019, or for purchasers of 4LATER® Select Advantage between January 9, 2017 and November 17, 2019.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Guaranteed Income Benefit Percentages by Ages:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between November 18, 2019 and April 30, 2020.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.25%
59 - 64	4.00%	59 – 64	3.75%
65 – 69	5.00%	65 – 69	4.25%
70 – 74	5.25%	70 – 74	4.50%
75 – 79	5.50%	75 – 79	5.00%
80+	5.50%	80+	5.25%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between November 18, 2019 and April 30, 2020.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 –58	3.00%
59 – 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between February 19, 2019 and November 17, 2019.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.25%	70 – 74	5.00%
75 – 79	5.50%	75 – 79	5.25%
80+	5.50%	80+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

i4LIFE® Advantage Guaranteed Income Benefit elections for purchasers of Lincoln Market Select® Advantage prior to August 29, 2016 (October 3, 2016 for existing Contractowners).
	Table A for i4LIFE® Advantage Regular Income Payments or withdrawals taken prior to the 5th Benefit Year anniversary (Percentage of Account Value or Protected Income Base*)		Table B for i4LIFE® Advantage Regular Income Payments or withdrawals taken on and after the 5th Benefit Year anniversary (Percentage of Account Value or Protected Income Base*)
Age	Single Life	Joint Life**	Single Life	Joint Life**
Under age 40	1.50%	1.50%	2.50%	2.50%
40 – 54	2.00%	2.00%	3.00%	3.00%
55 – 58	2.50%	2.50%	3.50%	3.50%
59 – 64	3.00%	3.00%	4.00%	4.00%
65 – 69	3.50%	3.00%	4.50%	4.00%
70 – 74	4.00%	3.50%	5.00%	4.50%
75 – 79	4.00%	4.00%	5.00%	5.00%
80+	4.50%	4.50%	5.50%	5.50%

*	Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Prior to the fifth Benefit Year anniversary, Table A will be used to determine the Guaranteed Income Benefit amount. If you take a withdrawal (either a Protected Annual Income withdrawal or an Excess Withdrawal) or begin receiving Regular Income Benefit payments under i4LIFE® Advantage Guaranteed Income Benefit, prior to the fifth Benefit Year anniversary, Table A will always be used to establish the Guaranteed Income Benefit. On or after the fifth Benefit Year anniversary, as long as no withdrawals occurred prior to the fifth Benefit Year anniversary, Table B will always be used.

**	If the joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after May 20, 2013 and prior to February 18, 2019, or for purchasers of 4LATER® Advantage (Managed Risk) on or after May 20, 2013 or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013 and prior to November 17, 2019.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

**	If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or 4LATER® Advantage (Managed Risk) prior to May 20, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit election or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

Appendix F — Investment Requirements for Previous Rider Elections
Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018 and prior May 18, 2020. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018 and prior to May 18, 2020, you must allocate 100% of your Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP American Century Select Mid Cap Managed Volatility Fund
•	LVIP BlackRock Dividend Value Managed Volatility Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Blended Large Cap Growth Managed Volatility Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP ClearBridge Large Cap Managed Volatility Fund
•	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Dimensional U.S. Equity Managed Volatility Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Invesco Select Equity Income Managed Volatility Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Equity Managed Volatility Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA International Managed Volatility Fund
•	LVIP SSGA Large Cap Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP SSGA SMID Cap Managed Volatility Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements above.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	ClearBridge Variable Mid Cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	DWS Alternative Asset Allocation VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	First Trust Capital Strength Portfolio
•	LVIP American Global Small Capitalization Fund
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS®VIT Utilities Series
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio
•	Templeton Global Bond VIP Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: Active-Passive Global Growth Allocation Model, Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Investment Requirements for other Living Benefit Riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For Lincoln Market Select® Advantage, i4LIFE® Advantage Guaranteed Income Benefit (version 4) and Lincoln Long-Term CareSM Advantage riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP BlackRock Advantage Allocation Fund
LVIP Baron Growth Opportunities Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT Equity Income Fund
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP Balanced Portfolio
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Allocation VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

Investment Requirements for other Living Benefit Riders purchased prior to October 5, 2015. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to October 5, 2015, you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
All other Subaccounts offered under the contract, except for Subaccounts in Group 3, and the fixed account and those listed below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP PIMCO Low Duration Bond Fund LVIP SSGA Bond Index Fund LVIP SSGA Short-Term Bond Index Fund LVIP Western Asset Core Bond Fund
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn® Strategy Portfolio, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP Balanced Portfolio
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

Lincoln ChoicePlus AssuranceSM Series
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM Series prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2020. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM Series prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2020.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln Life Variable Annuity Account N, as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $485,694,075, $561,871,495 and $532,013,638 to LFN and Selling Firms in 2017, 2018 and 2019 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
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units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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About the CBOE Volatility Index
The “CBOE Volatility Index (VIX)” (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and Chicago Board Options Exchange (”CBOE“) and has been licensed for use by The Lincoln National Life Insurance Company and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. CBOE®, CBOE Volatility Index and VIX™ are trademarks of the CBOE and have been licensed for use by SPDJI and Licensee. Licensee’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or CBOE. Neither S&P Dow Jones Indices nor CBOE make any representation or warranty, express or implied, to the owners of the Licensee’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Licensee’s Product(s) particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices’s and CBOE’s only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or CBOE without regard to Licensee or the Licensee’s Product(s). S&P Dow Jones Indices and CBOE have no obligation to take the needs of Licensee or the owners of Licensee’s Product(s) into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor CBOE are responsible for and have not participated in the determination of the prices, and amount of Licensee’s Product(s) or the timing of the issuance or sale of Licensee’s Product(s) or in the determination or calculation of the equation by which Licensee’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and CBOE have no obligation or liability in connection with the administration, marketing or trading of Licensee’s Product(s). There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND CBOE SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND CBOE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE LICENSEE’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR THIRD PARTY LICENSOR BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
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•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
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Financial Statements
The December 31, 2019 financial statements of the VAA and the December 31, 2019 consolidated financial statements of Lincoln Life appear on the following pages.
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The Lincoln National Life Insurance Company

Consolidated Financial Statements

December 31, 2019 and 2018

Report of Independent Registered Public Accounting Firm

To the Stockholder and the Board of Directors of The Lincoln National Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company (the “Company”) as of December 31, 2019 and 2018, the related consolidated statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (the “PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1966.

Philadelphia, Pennsylvania

March 13, 2020

1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2019	2018
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2019 – $93,307; 2018 – $91,219)	$103,773	$92,787
Trading securities	4,602	1,869
Equity securities	103	99
Mortgage loans on real estate	16,244	13,190
Policy loans	2,460	2,491
Derivative investments	1,911	1,081
Other investments	2,565	1,962
Total investments	131,658	113,479
Cash and invested cash	1,879	1,848
Deferred acquisition costs and value of business acquired	7,745	10,308
Premiums and fees receivable	464	568
Accrued investment income	1,109	1,087
Reinsurance recoverables	19,164	19,826
Reinsurance related embedded derivatives	-	188
Funds withheld reinsurance assets	542	563
Goodwill	1,778	1,782
Other assets	18,106	16,663
Separate account assets	153,571	132,833
Total assets	$336,016	$299,145

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$35,717	$33,884
Other contract holder funds	97,422	90,573
Short-term debt	609	288
Long-term debt	2,414	2,401
Reinsurance related embedded derivatives	375	-
Funds withheld reinsurance liabilities	5,566	4,860
Payables for collateral on investments	5,077	4,786
Other liabilities	13,680	13,201
Separate account liabilities	153,571	132,833
Total liabilities	314,431	282,826

Contingencies and Commitments (See Note 14)

Stockholder’s Equity
Common stock – 10,000,000 shares authorized, issued and outstanding	11,312	11,237
Retained earnings	4,437	4,423
Accumulated other comprehensive income (loss)	5,836	659
Total stockholder’s equity	21,585	16,319
Total liabilities and stockholder’s equity	$336,016	$299,145

See accompanying Notes to Consolidated Financial Statements

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2019	2018	2017
Revenues
Insurance premiums	$5,277	$4,362	$3,018
Fee income	6,247	5,733	5,369
Net investment income	4,962	4,844	4,760
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(28)	(7)	(18)
Portion of loss recognized in other comprehensive income	13	-	-
Net other-than-temporary impairment losses on securities recognized in earnings	(15)	(7)	(18)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(813)	(85)	(438)
Total realized gain (loss)	(828)	(92)	(456)
Amortization of deferred gain on business sold through reinsurance	27	4	18
Other revenues	507	507	439
Total revenues	16,192	15,358	13,148
Expenses
Interest credited	2,754	2,589	2,558
Benefits	7,585	6,144	4,818
Commissions and other expenses	5,065	4,583	3,967
Interest and debt expense	145	136	126
Strategic digitization expense	66	76	43
Impairment of intangibles	-	-	905
Total expenses	15,615	13,528	12,417
Income (loss) before taxes	577	1,830	731
Federal income tax expense (benefit)	(37)	257	(1,287)
Net income (loss)	614	1,573	2,018
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	5,173	(3,314)	1,547
Funded status of employee benefit plans	4	2	(2)
Total other comprehensive income (loss), net of tax	5,177	(3,312)	1,545
Comprehensive income (loss)	$5,791	$(1,739)	$3,563

See accompanying Notes to Consolidated Financial Statements

3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2019	2018	2017
Common Stock
Balance as of beginning-of-year	$11,237	$10,713	$10,696
Capital contributions from Lincoln National Corporation	50	500	-
Stock compensation/issued for benefit plans	25	24	17
Balance as of end-of-year	11,312	11,237	10,713

Retained Earnings
Balance as of beginning-of-year	4,423	4,405	3,342
Cumulative effect from adoption of new accounting standards	-	(644)	-
Net income (loss)	614	1,573	2,018
Dividends paid to Lincoln National Corporation	(600)	(911)	(955)
Balance as of end-of-year	4,437	4,423	4,405

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	659	3,327	1,782
Cumulative effect from adoption of new accounting standards	-	644	-
Other comprehensive income (loss), net of tax	5,177	(3,312)	1,545
Balance as of end-of-year	5,836	659	3,327
Total stockholder’s equity as of end-of-year	$21,585	$16,319	$18,445

See accompanying Notes to Consolidated Financial Statements

4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2019	2018	2017
Cash Flows from Operating Activities
Net income (loss)	$614	$1,573	$2,018
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Trading securities purchases, sales and maturities, net	(2,522)	(120)	120
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	(448)	(108)	(17)
Premiums and fees receivable	104	(87)	34
Accrued investment income	(22)	(6)	19
Future contract benefits and other contract holder funds	(918)	1,105	(2,062)
Reinsurance related assets and liabilities	(277)	(1,233)	1,001
Accrued expenses	89	(99)	86
Federal income tax accruals	(282)	65	(1,502)
Cash management agreement	(1,115)	329	(277)
Realized (gain) loss	828	92	456
Amortization of deferred gain on business sold through reinsurance	(27)	(4)	(18)
Impairment of intangibles	-	-	905
Other	343	88	91
Net cash provided by (used in) operating activities	(3,633)	1,595	854
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(14,927)	(12,406)	(9,887)
Sales of available-for-sale securities and equity securities	6,771	3,191	1,773
Maturities of available-for-sale securities	6,426	6,348	5,790
Purchase of common stock in acquisition, net of cash acquired	-	(1,410)	-
Sale of business, net	-	(12)	-
Purchases of alternative investments	(433)	(314)	(357)
Sales and repayments of alternative investments	131	178	184
Proceeds from affiliate transfer of alternative investments	-	-	66
Issuance of mortgage loans on real estate	(4,218)	(2,920)	(2,047)
Repayment and maturities of mortgage loans on real estate	1,144	1,048	1,145
Issuance and repayment of policy loans, net	32	20	49
Net change in collateral on investments, derivatives and related settlements	349	654	(374)
Other	(259)	(191)	(123)
Net cash provided by (used in) investing activities	(4,984)	(5,814)	(3,781)
Cash Flows from Financing Activities
Capital contribution from Lincoln National Corporation	50	500	-
Payment of long-term debt, including current maturities	(28)	(13)	(290)
Issuance of long-term debt, net of issuance costs	28	13	75
Issuance (payment) of short-term debt	321	278	(270)
Proceeds from sale-leaseback transactions	-	88	62
Payment related to sale-leaseback transactions	(83)	-	-
Proceeds from certain financing arrangements	107	-	-
Deposits of fixed account values, including the fixed portion of variable	16,049	13,616	10,775
Withdrawals of fixed account values, including the fixed portion of variable	(5,800)	(5,957)	(5,764)
Transfers to and from separate accounts, net	(1,362)	(2,469)	(1,787)
Common stock issued for benefit plans	(34)	(25)	(29)
Dividends paid to Lincoln National Corporation	(600)	(911)	(955)
Net cash provided by (used in) financing activities	8,648	5,120	1,817
Net increase (decrease) in cash, invested cash and restricted cash	31	901	(1,110)
Cash, invested cash and restricted cash as of beginning-of-year	1,848	947	2,057
Cash, invested cash and restricted cash as of end-of-year	$1,879	$1,848	$947

See accompanying Notes to Consolidated Financial Statements

5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

The Lincoln National Life Insurance Company (“LNL” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Parent Company”), is domiciled in the state of Indiana.  We own 100% of the outstanding common stock of two insurance company subsidiaries, Lincoln Life & Annuity Company of New York (“LLANY”) and Lincoln Life Assurance Company of Boston (“LLACB”).  We also own several non-insurance companies, including Lincoln Financial Distributors, our wholesale distributor, and Lincoln Financial Advisors Corporation, part of LNC’s retail distributor, Lincoln Financial Network.  LNL’s principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels.  LNL is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 21 for additional information.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities (“VIEs”) in which we are the primary beneficiary.  As discussed in Note 3, on May 1, 2018, LNC and LNL completed the acquisition of Liberty Life Assurance Company of Boston (“Liberty Life”), which effective September 1, 2019, was renamed Lincoln Life Assurance Company of Boston.  We use the equity method of accounting to recognize all of our investments in limited liability partnerships.  All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes.  A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest.  We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders.  We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE.  If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain investments and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

6

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

7

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be other-than-temporary.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on fixed maturity AFS securities on our Consolidated Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

8

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the fixed maturity AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

9

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our fixed maturity AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our fixed maturity AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Trading Securities

Trading securities consist of fixed maturity securities in designated portfolios, some of which support modified coinsurance (“Modco”) and coinsurance with funds withheld (“CFW”) reinsurance agreements.  Investment results for the portfolios that support Modco and CFW reinsurance agreements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance agreements.  Trading securities are carried at fair value, and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance agreements are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.  Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Alternative Investments

Alternative investments, which consist primarily of investments in limited partnerships (“LPs”), are included in other investments on our Consolidated Balance Sheets.  We account for our investments in LPs using the equity method to determine the carrying value.  Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships’ general partners.  As a result, our private equity investments are generally on a three-month delay and our hedge funds are on a one-month delay.  In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year.  Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

Payables for Collateral on Investments

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash or non-cash collateral received.  This liability is included within payables for collateral on investments on our Consolidated Balance Sheets.  Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

10

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial and residential mortgage loans and are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy for commercial mortgage loans is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  Our policy for residential mortgage loans is to report loans that are 90 or more days past due, which equates to three or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the valuation allowance, and subsequent recoveries, if any, are credited to the valuation allowance.

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  General valuation allowances are primarily based on loss history adjusted for current conditions.

Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses.  Our periodic evaluation of the adequacy of the valuation allowances is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Our commercial loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the commercial loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our commercial mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a valuation allowance.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a valuation allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our commercial mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Our residential loan portfolio is primarily comprised of first lien mortgages secured by existing residential real estate.  In contrast to the commercial mortgage loan portfolio, residential mortgage loans are primarily smaller-balance homogenous loans that share similar risk characteristics.  Therefore, these pools of loans are collectively evaluated for inherent credit losses.  Such evaluations consider numerous factors, including, but not limited to borrower credit scores, collateral values, loss forecasts, geographic location, delinquency rates and economic trends.  These evaluations and assessments are revised as conditions change and new information becomes available, which can cause the valuation allowances to increase or decrease over time as such evaluations are revised.  Residential mortgage loan pools exclude loans that have been impaired as those loans are evaluated individually using the evaluation framework for specific valuation allowances described above.

For residential mortgage loans, our primary credit quality indicator is whether the loan is performing or nonperforming.  We generally define nonperforming residential mortgage loans as those that are 90 or more days past due and/or in nonaccrual status.  There is generally a higher risk of experiencing credit losses when a residential mortgage loan is nonperforming.

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Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Real Estate

Real estate includes both real estate held for the production of income and real estate held-for-sale.  Real estate held for the production of income is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.  We periodically review properties held for the production of income for impairment.  Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.  Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale.  Real estate is not depreciated while it is classified as held-for-sale.  Also, valuation allowances are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  The embedded derivative is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

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Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as fixed maturity AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We and our insurance subsidiaries enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Consolidated Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Consolidated Balance Sheets.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to our insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received by our insurance subsidiaries to be considered on deposit with the reinsurer and such amounts are reported in other assets and other liabilities, respectively, on our Consolidated Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets or liabilities are adjusted.

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Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issuance costs associated with line-of-credit arrangements, operating lease right-of-use (“ROU”) assets, finance lease assets, certain financing arrangements and other prepaid expenses.  Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds, long-term operating lease liabilities, finance lease liabilities, certain financing arrangements, deferred gain on business sold through reinsurance and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include guaranteed living benefit (“GLB”) features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.  Specifically identifiable intangible assets also includes the value of customer relationships acquired (“VOCRA”) and value of distribution agreements (“VODA”) that were acquired through our business combination during 2018.  The carrying values of VOCRA and VODA are amortized using a straight line basis over their weighted average life of 20 years and 13 years, respectively.  See Note 10 for more information regarding specifically identifiable intangible assets acquired.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  Certain assets on our Consolidated Balance Sheets are related to finance leases and certain financing arrangements and are depreciated in a manner consistent with our current depreciation policy for owned assets.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Effective January 1, 2019, we adopted Accounting Standards Update (“ASU”) 2016-02, which resulted in a new measurement and recognition of our long-term operating leases on our Consolidated Balance Sheets.  We lease office space and certain equipment under various long-term lease agreements.  We determine if an arrangement is a lease at inception.  Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the

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commencement date.  Our leases do not provide an implicit rate; therefore, we use our incremental borrowing rate at the commencement date in determining the present value of future payments.  The ROU asset is calculated using the lease liability carrying amount, plus or minus prepaid/accrued lease payments, minus the unamortized balance of lease incentives received, plus unamortized initial direct costs.  Lease terms used to calculate our lease obligation include options when we are reasonably certain that we will exercise such options.  Our lease agreements may contain both lease and non-lease components, which are accounted for separately.  Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.  See Notes 2 and 14 for additional information.

Other assets includes deferred losses on business sold through reinsurance attributable to our 2012 and 2014 reinsurance transactions where we ceded closed blocks of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), a wholly-owned subsidiary of LNC.  We are recognizing the losses related to these transactions over a period of 30 years.

Other liabilities includes deferred gains on business sold through reinsurance.  During 2009, we completed a reinsurance transaction whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company, a wholly-owned subsidiary of LNC.  We are recognizing the gain related to this transaction over a period of 15 years.  During 2012, we completed a reinsurance transaction whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  We are recognizing the gain related to the transaction over a period of 30 years.  During 2013, we completed a reinsurance transaction whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  During 2019, we amended the 2013 reinsurance transaction by recapturing the underlying base policy from LNBAR while continuing to cede the associated riders.  We are recognizing the gain related to this transaction over the expected life of the underlying business, or 20 years.  Effective October 1, 2018, we entered into an annuity reinsurance agreement with Athene Holding Ltd. (“Athene”).  We are recognizing the gain related to this transaction over the period over which the majority of account values are expected to run off, or 20 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), guaranteed withdrawal benefit (“GWB”) and guaranteed income benefit (“GIB”) features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 49 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well as the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that are equal to deposits net of withdrawals, excluding surrender charges and fees, plus interest credited, and if applicable an additional reserve for other insurance benefit guarantees.  The liabilities for future insurance contract benefits and claim reserves for traditional life

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policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 12.75%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).

The liability for future claim reserves for long-term disability contracts for incurred and reported claims are calculated based on assumptions as to interest, claim resolution rates and offsets for other insurance including social security.  Claim resolution rate assumptions and social security offsets are based on our actual experience.  The interest rate assumptions used for discounting claim reserves are based on projected portfolio yield rates, after consideration for defaults and investment expenses, for assets supporting the liabilities.  The incurred but not reported claim reserves are based on our experiences as to the reporting lags and ultimate loss experience.  Claim reserves are subject to revision as current claim experience and projections of future factors affecting claim experience change.  Claim reserves do not include a provision for adverse deviation.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2019 and 2018, participating policies comprised less than 1% of the face amount of business in force, and dividend expenses were $51 million, $56 million and $57 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Consolidated Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Borrowed Funds

Our short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.  Long-term borrowings have contractual or expected maturities greater than one year.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

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Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned or advisory services are provided.  Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.  Net investment advisory fees related to asset management of certain separate account funds are recorded as revenues based on a contractual percentage of the customer’s managed assets over the period advisory services are provided.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses.  Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of fees attributable to broker-dealer services recorded as performance obligations are met, either at the time of sale or over time based on a contractual percentage of customer account values, changes in the market value of our seed capital investments, and proceeds from reinsurance recaptures.  The broker-dealer services primarily relate to our retail sales network and consist

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of commission revenue for the sale of non-affiliated securities recorded on a trade date basis and advisory fee income.  Advisory fee income is asset-based revenues recorded as earned based on a contractual percentage of customer account values.  Other revenues earned by our Group Protection segment consist of fees from administrative services performed, which are recognized as performance obligations are met over the terms of the underlying agreements.

Interest Credited

We credit interest to our contract holder account balances based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Strategic Digitization Expense

Strategic digitization expense consists primarily of costs related to our enterprise-wide digitization initiative.

Pension and Other Postretirement Benefit Plans

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost. We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Interest and Debt Expense

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.  In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Ineligible subsidiaries file separate individual corporate tax returns.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance, we consider many factors, including:  the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

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2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new ASUs issued by the FASB and the impact of the adoption on our financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-02, Leases and all related amendments

This standard establishes a new accounting model for leases.  Lessees will recognize most leases on the balance sheet as a ROU asset and a related lease liability.  The lease liability is measured as the present value of the lease payments over the lease term with the ROU asset measured at the lease liability amount and including adjustments for certain lease incentives and initial direct costs.  Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP.  This ASU permits a modified retrospective adoption approach that includes a number of optional practical expedients that entities may elect upon adoption.  Early adoption is permitted.

January 1, 2019

We adopted this standard and all related amendments, which resulted in the recognition of $171 million in ROU assets and $176 million in operating lease liabilities reported in other assets and other liabilities, respectively, on our Consolidated Balance Sheets as of January 1, 2019.  Comparative periods continue to be measured and presented under historical guidance, and only the period of adoption is subject to this ASU.  Also, on transition, we have elected not to reassess: 1) whether expired or existing contracts contain a lease under the new definition of a lease; 2) lease classification for expired or existing leases; and 3) whether previously capitalized initial direct costs would qualify for capitalization under this ASU.  Additionally, there is not a significant difference in our pattern of lease expense recognition under this ASU, and there is no impact on cash flows.  For more information, see Note 1.

ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

These amendments require an entity to shorten the amortization period for certain callable debt securities held at a premium so that the premium is amortized to the earliest call date.  Early adoption is permitted, and the ASU requires adoption under a modified retrospective basis through a cumulative effect adjustment to the beginning balance of retained earnings.

January 1, 2019

We adopted the provisions of this ASU, which did not result in a change to our existing practices; therefore, no cumulative effect adjustment was recorded.  As such, there was no impact on our consolidated financial condition and results of operations.

ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

These amendments change both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.  These amendments retain the threshold of highly effective for hedging relationships, remove the requirement to bifurcate between the portions of the hedging relationship that are effective and ineffective, record hedge item and hedging instrument results in the same financial statement line item, require quantitative assessment initially for all hedging relationships unless the hedging relationship meets the definition of either the shortcut method or critical terms match method and allow the contractual specified index rate to be designated as the hedged risk in a cash flow hedge of interest rate risk of a variable rate financial instrument.  These amendments also eliminate the benchmark interest rate concept for variable rate instruments.  Early adoption is permitted.

January 1, 2019

We adopted the provisions of this ASU, which did not have an impact on our consolidated financial condition and results of operations.  This ASU does result in our modification of certain hedge documentation and effectiveness methods, which we have reflected in applicable disclosures in Note 6.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments and related amendments

These amendments adopt a new model in ASC Topic 326 to measure and recognize credit losses for most financial assets.  The ASU requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected over the life of the asset using an allowance for credit losses. Changes in the allowance are charged to earnings.  The measurement of expected credit losses is based on relevant information about past events, including historical experience, as well as current economic conditions and reasonable and supportable forecasts that affect the collectability of the financial asset.  The method used to measure estimated credit losses for fixed maturity AFS securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those securities.  The amendments will permit entities to recognize improvements in credit loss estimates on fixed maturity AFS securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

The adoption of this standard and related amendments will result in the recognition of a cumulative effect adjustment that is not expected to be material to our retained earnings, to record allowances for credit losses as of the date of adoption, primarily related to commercial and residential mortgage loans, as well as reinsurance recoverables.

ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging and Topic 825, Financial Instruments

These amendments clarify the measurement, recognition and presentation of the allowance for credit losses on accrued interest receivable balances; the inclusion of recoveries when estimating the allowance for credit losses; the inclusion of all ASC Topic 944 – Financial Services – Insurance reinsurance recoverables within the scope of ASC 326-20; and provide additional targeted clarifications on the calculation of the allowance for credit losses.

These amendments also make targeted clarifications to ASC Topics 815 and 825.  Early adoption is permitted.

January 1, 2020

Our adoption of ASU 2016-13 and related amendments is discussed above.  The adoption of the remainder of this guidance will not have a material impact on our consolidated financial condition and results of operations.

ASU 2019-05, Financial Instruments – Credit Losses (Topic 326): Targeted Transition Relief

The amendments provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments – Credit Losses – Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments – Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of ASC Topic 326.

January 1, 2020

We will recognize a cumulative effect increase to retained earnings of approximately $14 million, after-tax, to elect the fair value option for certain mortgage loans in connection with our adoption of ASC Topic 326.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  The ASU is currently effective January 1, 2022, and early adoption is permitted.

		January 1, 2022	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations.

3.  Acquisition

On May 1, 2018, LNC and LNL completed the acquisition from Liberty Mutual Insurance Company of 100% of the capital stock of Liberty Life, an operator of a group benefits business (the “Liberty Group Business”) and an individual life and individual and group annuity business (the “Liberty Life Business”).  The acquisition expanded the scale and capabilities of the Group Protection business while further diversifying the Company’s sources of earnings.

In connection with the acquisition and pursuant to the Master Transaction Agreement (“MTA”), dated January 18, 2018, which is attached as Exhibit 10.3 to this Form 10-K, Liberty Life sold the Liberty Life Business on May 1, 2018, by entering into reinsurance agreements and related ancillary documents (including administrative services agreements and transition services agreements) with Protective Life Insurance Company and its wholly-owned subsidiary, Protective Life and Annuity Insurance Company (together with Protective Life Insurance Company, “Protective”), providing for the reinsurance and administration of the Liberty Life Business.

We recognized $85 million of acquisition-related costs, pre-tax, for the year ended December 31, 2018.  These costs were included in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

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In the year following the May 1, 2018 acquisition date, we adjusted assets acquired by $(5) million and liabilities acquired by $23 million for an increase in goodwill of $28 million.  Under the terms of the MTA, a final balance sheet will be agreed upon at a later date.  The following table presents the adjusted fair values (in millions) of the net assets acquired related to the Liberty Group Business:

Adjusted
Fair Value
Assets
Investments	$2,493
Mortgage loans on real estate	658
Cash and invested cash	107
Reinsurance recoverables	76
Premiums and fees receivable	83
Accrued investment income	24
Other intangible assets acquired	640
Other assets acquired	142
Separate account assets	99
Total assets acquired	$4,322

Liabilities
Future contract benefits	$2,930
Other contract holder funds	46
Other liabilities acquired	140
Separate account liabilities	99
Total liabilities assumed	$3,215

Net identifiable assets acquired	$1,107
Goodwill	410
Net assets acquired	$1,517

Financial Information

Since the acquisition date of May 1, 2018, the revenues and net income of the business acquired have been included in our Consolidated Statements of Comprehensive Income (Loss) in the Group Protection segment and were $1.5 billion and $36 million, respectively, for the period ended December 31, 2018.

The following unaudited pro forma condensed consolidated results of operations of the Company assume that the acquisition of Liberty Life was completed on January 1, 2017 (in millions):

	For the Years Ended
	December 31,
	2018	2017
Revenue	$16,097	$15,080
Net income	1,642	2,034

Pro forma adjustments include the revenue and net income of the acquired business for each period as well as amortization of identifiable intangible assets acquired and the fair value adjustment to acquired insurance reserves and investments.  Other pro forma adjustments include the impact of reflecting acquisition and integration costs and investment expenses directly attributable to the business combination in 2017 instead of in 2018.  Pro forma adjustments do not include retrospective adjustments to defer and amortize acquisition costs as would be recorded under our accounting policy.

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4.  Variable Interest Entities

Unconsolidated VIEs

Reinsurance Related Notes

Effective October 1, 2017, our captive reinsurance subsidiary, the Lincoln Reinsurance Company of Vermont VI, restructured the $275 million, long-term surplus note which was originally issued to a non-affiliated VIE in October 2015 in exchange for two corporate bond AFS securities of like principal and duration.  The activities of the VIE are primarily to acquire, hold and issue notes and loans and to pay and collect interest on the notes and loans.  The outstanding principal balance of the long-term surplus note is variable in nature; moving concurrently with any variability in the face amount of the corporate bond AFS securities.  We have concluded that we are not the primary beneficiary of the non-affiliated VIE because we do not have power over the activities that most significantly affect its economic performance.  As of December 31, 2019, the principal balance of the long-term surplus note was zero and we do not currently have any exposure to this VIE.

Structured Securities

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager.  These structured securities include our RMBS, CMBS, CLOs and CDOs.  We have not provided financial or other support with respect to these VIEs other than our original investment.  We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits.  Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments.  We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets.  For information about these structured securities, see Note 5.

Limited Partnerships and Limited Liability Companies

We invest in certain LPs and limited liability companies (“LLCs”), including qualified affordable housing projects, that we have concluded are VIEs.  We do not hold any substantive kick-out or participation rights in the LPs and LLCs, and we do not receive any performance fees or decision maker fees from the LPs and LLCs.  Based on our analysis of the LPs and LLCs, we are not the primary beneficiary of the VIEs as we do not have the power to direct the most significant activities of the LPs and LLCs.

The carrying amounts of our investments in the LPs and LLCs are recognized in other investments on our Consolidated Balance Sheets and were $1.9 billion and $1.7 billion as of December 31, 2019 and 2018, respectively.  Included in these carrying amounts are our investments in qualified affordable housing projects, which were $13 million and $20 million as of December 31, 2019 and 2018, respectively.  We do not have any contingent commitments to provide additional capital funding to these qualified affordable housing projects.  We receive returns from these qualified affordable housing projects in the form of income tax credits and other tax benefits, which are recognized in federal income tax expense (benefit) on our Consolidated Statements of Comprehensive Income (Loss) and were $2 million and $1 million for the years ended December 31, 2019 and 2018, respectively.

Our exposure to loss is limited to the capital we invest in the LPs and LLCs, and there have been no indicators of impairment that would require us to recognize an impairment loss related to the LPs and LLCs as of December 31, 2019.

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5.  Investments

Fixed Maturity AFS Securities

The amortized cost, gross unrealized gains, losses and OTTI and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2019
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$78,875	$9,071	$172	$(5)	$87,779
U.S. government bonds	355	48	-	-	403
State and municipal bonds	4,605	1,087	7	-	5,685
Foreign government bonds	326	62	-	-	388
RMBS	2,820	179	9	(18)	3,008
CMBS	1,038	45	1	(1)	1,083
ABS	4,803	62	17	(35)	4,883
Hybrid and redeemable preferred securities	485	79	20	-	544
Total fixed maturity AFS securities	$93,307	$10,633	$226	$(59)	$103,773

	As of December 31, 2018
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$78,837	$2,871	$2,167	$(8)	$79,549
U.S. government bonds	361	27	2	-	386
State and municipal bonds	4,498	703	17	-	5,184
Foreign government bonds	402	42	-	-	444
RMBS	3,099	113	61	(13)	3,164
CMBS	810	6	16	(3)	803
ABS	2,644	45	30	(19)	2,678
Hybrid and redeemable preferred securities	568	44	33	-	579
Total fixed maturity AFS securities	$91,219	$3,851	$2,326	$(43)	$92,787

(1)	Includes unrealized (gains) and losses on credit-impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2019, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$2,714	$2,699
Due after one year through five years	15,022	15,578
Due after five years through ten years	17,440	18,854
Due after ten years	49,470	57,668
Subtotal	84,646	94,799
Structured securities (RMBS, CMBS, ABS)	8,661	8,974
Total fixed maturity AFS securities	$93,307	$103,773

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

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The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of fixed maturity AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2019
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$2,827	$44	$1,381	$131	$4,208	$175
State and municipal bonds	316	7	18	-	334	7
RMBS	471	9	15	-	486	9
CMBS	48	1	4	-	52	1
ABS	1,791	8	300	9	2,091	17
Hybrid and redeemable
preferred securities	29	1	102	19	131	20
Total fixed maturity AFS securities	$5,482	$70	$1,820	$159	$7,302	$229

Total number of fixed maturity AFS securities in an unrealized loss position						882

	As of December 31, 2018
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$30,947	$1,464	$7,023	$704	$37,970	$2,168
U.S. government bonds	70	1	23	1	93	2
State and municipal bonds	376	7	92	10	468	17
RMBS	436	9	796	55	1,232	64
CMBS	470	11	82	5	552	16
ABS	1,237	23	239	16	1,476	39
Hybrid and redeemable
preferred securities	94	6	131	27	225	33
Total fixed maturity AFS securities	$33,630	$1,521	$8,386	$818	$42,016	$2,339

Total number of fixed maturity AFS securities in an unrealized loss position						3,360

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The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2019
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$15	$5	$-	7
Six months or greater, but less than nine months	10	3	-	4
Twelve months or greater	130	74	-	31
Total	$155	$82	$-	42

	As of December 31, 2018
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$389	$122	$1	44
Six months or greater, but less than nine months	96	49	-	11
Nine months or greater, but less than twelve months	11	8	-	2
Twelve months or greater	138	70	8	32
Total	$634	$249	$9	89

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on fixed maturity AFS securities decreased by $2.1 billion for the year ended December 31, 2019.  As discussed further below, we believe the unrealized loss position as of December 31, 2019, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities.

Based upon this evaluation as of December 31, 2019, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2019, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each temporarily-impaired security.

As of December 31, 2019, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily-impaired security.

As of December 31, 2019, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each temporarily-impaired security.

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Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$337	$358	$411
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	13	5	13
Credit losses on securities for which an
OTTI was previously recognized	2	2	7
Decreases attributable to:
Securities sold, paid down or matured	(148)	(28)	(73)
Balance as of end-of-year	$204	$337	$358

During 2019, 2018 and 2017, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on fixed maturity AFS securities.

Determination of Credit Losses on Corporate Bonds

As of December 31, 2019 and 2018, we reviewed our corporate bond portfolio for potential shortfalls in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near-term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Credit ratings express opinions about the credit quality of a security.  Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor’s (“S&P”) Rating Services or Baa3 or higher by Moody’s Investors Service (“Moody’s”), are generally considered by the rating agencies and market participants to be low credit risk.  As of December 31, 2019 and 2018, 96% of the fair value of our corporate bond portfolio was rated investment grade.  As of December 31, 2019 and 2018, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $3.1 billion and a fair value of $3.1 billion and $2.9 billion, respectively.  Based upon the analysis discussed above, we believed as of December 31, 2019 and 2018, that we would recover the amortized cost of each corporate bond.

Determination of Credit Losses on MBS and ABS

As of December 31, 2019 and 2018, default rates were projected by considering underlying MBS and ABS loan performance and collateral type.  Projected default rates on existing delinquencies vary depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity, with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level loss severity, we derive the future expected credit losses.

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Trading Securities

Trading securities at fair value (in millions) consisted of the following:

	As of December 31,
	2019	2018
Fixed maturity securities:
Corporate bonds	$2,877	$1,559
U.S. government bonds	45	43
State and municipal bonds	16	16
Foreign government bonds	45	23
RMBS	169	78
CMBS	163	7
ABS	1,238	121
Hybrid and redeemable preferred securities	49	22
Total trading securities	$4,602	$1,869

The portion of the market adjustment for trading gains and losses recognized in realized gain (loss) that relate to trading securities still held as of December 31, 2019, 2018 and 2017, was $(225) million, $(55) million and $8 million, respectively.

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31, 2019			As of December 31, 2018
	Commercial	Residential	Total	Commercial	Residential	Total
Current	$15,525	$659	$16,184	$12,959	$230	$13,189
30 to 59 days past due	3	27	30	-	9	9
60 to 89 days past due	-	10	10	-	1	1
90 or more days past due	-	16	16	-	-	-
Valuation allowance	-	(2)	(2)	-	-	-
Unamortized premium (discount)	(17)	23	6	(17)	8	(9)
Total carrying value	$15,511	$733	$16,244	$12,942	$248	$13,190

As of December 31, 2019, we had 38 residential mortgage loans that were either delinquent or in foreclosure.  As of December 31, 2018, we had no loans that were either delinquent or in foreclosure.

For our commercial mortgage loans, there was one specifically identified impaired loan with a carrying value of less than $1 million as of December 31, 2019. There were no specifically identified impaired commercial mortgage loans as of December 31, 2018.

For our residential mortgage loans, there were four specifically identified impaired loans with an aggregate carrying value of $1 million as of December 31, 2019.  There were no specifically identified impaired residential mortgage loans as of December 31, 2018.  The general allowance established on residential mortgage loans was $2 million and less than $1 million as of December 31, 2019 and 2018, respectively.

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss has occurred.

The changes in the valuation allowance associated with impaired commercial mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Valuation Allowance
Balance as of beginning-of-year	$-	$3	$2
Additions	-	-	1
Charge-offs, net of recoveries	-	(3)	-
Balance as of end-of-year	$-	$-	$3

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Additional information related to impaired commercial mortgage loans on real estate (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Average carrying value for impaired commercial
mortgage loans on real estate	$-	$5	$6
Interest income recognized on impaired commercial
mortgage loans on real estate	-	1	-
Interest income collected on impaired commercial
mortgage loans on real estate	-	1	-

As described in Note 1, we use loan-to-value and debt-service coverage ratios as credit quality indicators for our commercial mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2019			As of December 31, 2018
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$14,121	91.0%	2.35	$11,656	90.1%	2.30
65% to 74%	1,389	9.0%	1.88	1,234	9.5%	1.76
75% to 100%	1	0.0%	1.09	52	0.4%	1.03
Total	$15,511	100.0%		$12,942	100.0%

As described in Note 1, we use loan performance status as the primary credit quality indicator for our residential mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2019		As of December 31, 2018
	Carrying	% of	Carrying	% of
Performance Indicator	Value	Total	Value	Total
Performing	$716	97.7%	$247	99.6%
Nonperforming	17	2.3%	1	0.4%
Total	$733	100.0%	$248	100.0%

Our commercial mortgage loan portfolio is geographically diversified with the largest concentrations in California, which accounted for 24% and 23% of commercial mortgage loans on real estate as of December 31, 2019 and 2018, respectively, and Texas, which accounted for 11% and 12% of commercial mortgage loans on real estate as of December 31, 2019 and 2018, respectively.

Our residential mortgage loan portfolio is geographically diversified with the largest concentrations in California, which accounted for 34% of residential mortgage loans on real estate as of December 31, 2019 and 2018, and Florida, which accounted for 20% and 19% of residential mortgage loans on real estate as of December 31, 2019 and 2018, respectively.

Alternative Investments

As of December 31, 2019 and 2018, alternative investments included investments in 256 and 234 different partnerships, respectively, and the portfolios represented approximately 1% of our total investments.

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Net Investment Income

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Fixed maturity AFS securities	$4,214	$4,129	$4,048
Equity AFS securities	-	-	12
Trading securities	187	79	88
Equity securities	4	4	-
Mortgage loans on real estate	626	492	433
Real estate	1	1	1
Policy loans	128	122	134
Invested cash	33	23	11
Commercial mortgage loan prepayment
and bond make-whole premiums	115	78	138
Alternative investments	24	222	165
Consent fees	7	4	6
Other investments	27	24	5
Investment income	5,366	5,178	5,041
Investment expense	(404)	(334)	(281)
Net investment income	$4,962	$4,844	$4,760

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Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Fixed maturity AFS securities:
Gross gains	$44	$36	$17
Gross losses	(70)	(80)	(43)
Gross OTTI	(15)	(7)	(20)
Equity AFS securities:
Gross gains	-	-	6
Gain (loss) on other investments (1)	(15)	(15)	(10)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(13)	(22)	(21)
Total realized gain (loss) related to certain investments	(69)	(88)	(71)
Realized gain (loss) on the mark-to-market on certain
instruments (2)	(426)	251	(155)
Indexed annuity and IUL contracts net derivatives results: (3)
Gross gain (loss)	(80)	(51)	(22)
Associated amortization of DAC, VOBA, DSI and DFEL	2	12	(2)
GLB fees ceded to LNBAR and attributed fees:
Gross gain (loss)	(223)	(184)	(174)
Associated amortization of DAC, VOBA, DSI and DFEL	(32)	(32)	(32)
Total realized gain (loss)	$(828)	$(92)	$(456)

(1)	Includes market adjustments on equity securities still held of $(4) million and $(17) million for the years ended December 31, 2019 and 2018, respectively.
(2)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and indexed variable universal life insurance (“IUL”) contracts net derivatives results), reinsurance related embedded derivatives and trading securities.  See Notes 1 and 9 for information regarding Modco.

(3)

Represents the net difference between the change in fair value of the index options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index options we may purchase or sell in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

Details underlying write-downs taken as a result of OTTI that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities above and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
OTTI Recognized in Net Income (Loss)
Fixed maturity AFS securities:
Corporate bonds	$(13)	$(5)	$(13)
State and municipal bonds	-	-	(1)
RMBS	(1)	(1)	(2)
CMBS	-	-	(2)
ABS	(1)	(1)	(2)
Gross OTTI recognized in net income (loss)	(15)	(7)	(20)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	2
Net OTTI recognized in net income (loss)	$(15)	$(7)	$(18)

OTTI Recognized in OCI
Gross OTTI recognized in OCI	$14	$-	$-
Change in DAC, VOBA, DSI and DFEL	(1)	-	-
Net OTTI recognized in OCI	$13	$-	$-

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Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on our Consolidated Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2019		As of December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$1,383	$1,383	$616	$616
Securities pledged under securities lending agreements (2)	114	110	88	85
Securities pledged under repurchase agreements (3)	-	-	152	157
Investments pledged for Federal Home Loan Bank of
Indianapolis (“FHLBI”) (4)	3,580	5,480	3,930	5,923
Total payables for collateral on investments	$5,077	$6,973	$4,786	$6,781

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 6 for additional information.

(2)

Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively.  We value collateral daily and obtain additional collateral when deemed appropriate.  The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)

Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  The collateral requirements are generally 80% to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary.  The cash received in our repurchase program is typically invested in fixed maturity AFS securities.  As of December 31, 2019, we were not participating in any open repurchase agreements.

(4)

Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets.  The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate.  The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2019	2018	2017
Collateral payable for derivative investments	$767	$(85)	$(112)
Securities pledged under securities lending agreements	26	(134)	5
Securities pledged under repurchase agreements	(152)	(379)	1
Investments pledged for FHLBI	(350)	1,030	(450)
Total increase (decrease) in payables for collateral on investments	$291	$432	$(556)

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We have elected not to offset our securities lending and repurchase agreements transactions in our financial statements.  The remaining contractual maturities of securities lending and repurchase agreements transactions accounted for as secured borrowings (in millions) were as follows:

	As of December 31, 2019
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total
Securities Lending
Corporate bonds	$114	$-	$-	$-	$114
Total gross secured borrowings	$114	$-	$-	$-	$114

	As of December 31, 2018
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total
Securities Lending
Corporate bonds	$88	$-	$-	$-	$88
Repurchase Agreements
Corporate bonds	-	-	-	152	152
Total gross secured borrowings	$88	$-	$-	$152	$240

We accept collateral in the form of securities in connection with repurchase agreements.  In instances where we are permitted to sell or re-pledge the securities received, we report the fair value of the collateral received and a related obligation to return the collateral in the financial statements.  In addition, we receive securities in connection with securities borrowing agreements which we are permitted to sell or re-pledge.  As of December 31, 2019, the fair value of all collateral received that we are permitted to sell or re-pledge was $25 million.  As of December 31, 2019, we have re-pledged $25 million of this collateral to cover initial margin and over-the-counter collateral requirements on certain derivative investments.

Investment Commitments

As of December 31, 2019, our investment commitments were $2.0 billion, which included $1.0 billion of LPs, $544 million of mortgage loans on real estate and $407 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2019 and 2018, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $1.3 billion and $1.4 billion, respectively, or 1% of total investments, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $1.0 billion and $1.2 billion, respectively, or 1% of total investments.  These concentrations include fixed maturity AFS, trading and equity securities.

As of December 31, 2019 and 2018, our most significant investments in one industry were our investments in securities in the financial services industry with a fair value of $18.2 billion and $16.0 billion, respectively, or 14% of total investments, and our investments in securities in the consumer non-cyclical industry with a fair value of $15.4 billion and $14.3 billion, respectively, or 12% and 13%, respectively, of total investments.  These concentrations include fixed maturity AFS, trading and equity securities.

6.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, basis risk and credit risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 20 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

We adopted ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, in 2019.  See Note 2 for additional information.

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Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchases of certain assets.

We also use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Interest Rate Cap Corridors

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts.  Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.  For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate.  The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate.  There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

Interest Rate Futures

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Interest Rate Swap Agreements

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges to hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the fair value of certain fixed maturity securities due to interest rate risks.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Currency Futures

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products.  Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

Foreign Currency Swaps

We use foreign currency swaps to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

We also use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.

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Foreign Currency Forwards

We use foreign currency forwards to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency forward is a contractual agreement to exchange one currency for another at specified dates in the future at a specified current exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500 and Other Indices

We use call options to hedge the liability exposure on certain options in variable annuity products.

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the Standard & Poor's 500 Index (“S&P 500”) and other indices. Contract holders may elect to rebalance index options at renewal dates. At the end of each indexed term, which can be up to 6 years, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Consumer Price Index Swaps

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products.  Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

Equity Futures

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Put Options

We use put options to hedge the liability exposure on certain options in variable annuity products.  Put options are contracts that require the seller to pay the buyer at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

Total Return Swaps

We use total return swaps to hedge the liability exposure on certain options in variable annuity products.

In addition, we use total return swaps to hedge a portion of the liability related to our deferred compensation plans.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

Credit Contracts

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

Credit Default Swaps – Buying Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Credit Default Swaps – Selling Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We sell credit default swaps to offer credit protection to contract holders and investors.  The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

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Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We are exposed to risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features.  These GLB features are reinsured among various reinsurance counterparties on either a Modco or coinsurance basis.  We cede a portion of the GLB features to LNBAR on a funds withheld Modco basis.  The funds withheld arrangement includes a dynamic hedging strategy designed to mitigate selected risks. Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the changes in embedded derivative GLB reserves assumed by LNBAR caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While we actively manage the hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve assumed by LNBAR due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.  However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 or other indices.  Contract holders may elect to rebalance index options at renewal dates.  At the end of each indexed term, which can be up to 6 years, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have certain Modco and coinsurance with funds withheld reinsurance agreements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance agreements.

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We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2019			As of December 31, 2018
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$1,174	$108	$12	$1,528	$33	$9
Foreign currency contracts (1)	2,874	191	51	2,326	167	39
Total cash flow hedges	4,048	299	63	3,854	200	48
Fair value hedges:
Interest rate contracts (1)	546	-	202	553	-	137
Non-Qualifying Hedges
Interest rate contracts (1)	112,921	1,082	219	100,628	464	138
Foreign currency contracts (1)	262	1	3	47	-	-
Equity market contracts (1)	43,283	1,442	664	30,273	676	162
Credit contracts (1)	55	-	-	-	-	-
Embedded derivatives:
GLB direct (2)	-	450	-	-	123	-
GLB ceded (2) (3)	-	60	510	-	72	196
Reinsurance related (4)	-	-	375	-	188	-
Indexed annuity and IUL contracts (2) (5)	-	927	2,585	-	902	1,305
Total derivative instruments	$161,115	$4,261	$4,621	$135,355	$2,625	$1,986

(1)	Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.
(3)	Reported in other liabilities on our Consolidated Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)	Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2019
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$11,341	$53,011	$20,948	$28,841	$500	$114,641
Foreign currency contracts (2)	218	383	961	1,473	101	3,136
Equity market contracts	27,594	7,720	3,762	13	4,194	43,283
Credit contracts	-	55	-	-	-	55
Total derivative instruments
with notional amounts	$39,153	$61,169	$25,671	$30,327	$4,795	$161,115

(1)	As of December 31, 2019, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was November 24, 2021.
(2)	As of December 31, 2019, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was February 26, 2050.

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The following amounts (in millions) were recorded on the Consolidated Balance Sheets related to cumulative basis adjustments for fair value hedges:

As of December 31, 2019

Cumulative
Fair Value Hedging
Adjustment Included
	Amortized Cost	in the Amortized
	of the Hedged	Cost of the Hedged
	Assets (Liabilities)	Assets (Liabilities)
Line Items in which the Hedged Items are Recorded
Fixed maturity AFS securities, at fair value	$776	$202

The change in our unrealized gain (loss) on derivative instruments within accumulated other comprehensive income (loss) (“AOCI”) (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$119	$27	$93
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cumulative effect from adoption of
new accounting standard	-	6	-
Cash flow hedges:
Interest rate contracts	73	(4)	43
Foreign currency contracts	108	44	20
Change in foreign currency exchange rate adjustment	(52)	111	(137)
Change in DAC, VOBA, DSI and DFEL	(5)	(14)	1
Income tax benefit (expense)	(26)	(29)	26
Less:
Reclassification adjustment for gains (losses)
included in net income (loss):
Cash flow hedges:
Interest rate contracts (1)	3	4	4
Foreign currency contracts (1)	35	27	18
Foreign currency contracts (2)	9	-	9
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(3)	(2)
Income tax benefit (expense)	(9)	(6)	(10)
Balance as of end-of-year	$181	$119	$27

(1)	The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	The OCI offset is reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The effects of qualifying and non-qualifying hedges (in millions) on the Consolidated Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss)
	Recognized in Income
	For the Year Ended
	December 31, 2019
	Realized	Net
	Gain	Investment
	(Loss)	Income
Total Line Items in which the Effects of Fair Value
or Cash Flow Hedges are Recorded	$(828)	$4,962

Qualifying Hedges
Gain or (loss) on fair value hedging relationships:
Interest rate contracts:
Hedged items	-	63
Derivatives designated as hedging instruments	-	(63)
Gain or (loss) on cash flow hedging relationships:
Interest rate contracts:
Amount of gain or (loss) reclassified from AOCI into income	-	3
Foreign currency contracts:
Amount of gain or (loss) reclassified from AOCI into income	9	35

Non-Qualifying Hedges
Interest rate contracts	982	-
Foreign currency contracts	(1)	-
Equity market contracts	(137)	-
Embedded derivatives:
GLB	1	-
Reinsurance related	(626)	-
Indexed annuity and IUL contracts	(742)	-

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The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended
	December 31,
	2018	2017
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$4	$4
Foreign currency contracts (1)	27	18
Foreign currency contracts (2)	-	9
Total cash flow hedges	31	31
Fair value hedges:
Interest rate contracts (1)	(14)	(23)
Interest rate contracts (2)	37	7
Total fair value hedges	23	(16)
Non-Qualifying Hedges
Interest rate contracts (2)	(149)	103
Foreign currency contracts (2)	5	-
Equity market contracts (2)	445	(1,427)
Equity market contracts (3)	(17)	28
Credit contracts (3)	-	1
Embedded derivatives:
GLB(2)	(1)	-
Reinsurance related (2)	292	(141)
Indexed annuity and IUL contracts (2)	81	(400)
Total derivative instruments	$710	$(1,821)

(1)	Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3)	Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) recognized as a component of OCI (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

	For the Years Ended
	December 31,
	2018	2017
Offset to net investment income	4	22
Offset to realized gain (loss)	27	9

As of December 31, 2019, $45 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.  This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2019 and 2018, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

40

As of December 31, 2019, information related to our credit default swaps for which we are the seller (dollars in millions) was as follows:

Credit
		Reason	Nature	Rating of	Number		Maximum
		for	of	Underlying	of	Fair	Potential
Credit Contract Type	Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
Basket credit default swaps	12/20/2024	(3)	(4)	BBB+	1	$1	$55

(1)	Represents average credit ratings based on the midpoint of the applicable ratings among Moody’s, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2)	Broker quotes are used to determine the market value of our credit default swaps.
(3)	Credit default swaps were entered into in order to hedge the liability exposure on certain variable annuity products.
(4)	Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.

As of December 31, 2018, we did not have any exposure related to credit default swaps for which we are the seller.

Details underlying the associated collateral of our credit default swaps for which we are the seller if credit risk-related contingent features were triggered (in millions) were as follows:

	As of	As of
	December 31,	December 31,
	2019	2018
Maximum potential payout	$55	$-
Less: Counterparty thresholds	-	-
Maximum collateral potentially required to post	$55	$-

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding.  If these netting agreements were not in place, we would have been required to post collateral if the market value was less than zero.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2019, the NPR adjustment was zero.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  Under some ISDA agreements, we and LLANY have agreed to maintain certain financial strength or claims-paying ratings.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds.  These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2019 or 2018.

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The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2019		As of December 31, 2018
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LNL	Counter-	LNL
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LNL)	Party)	LNL)	Party)

AA-	$441	$(22)	$33	$(4)
A+	549	(168)	296	(26)
A	36	-	106	(36)
A-	355	-	4	-
BBB+	-	-	177	-
	$1,381	$(190)	$616	$(66)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Consolidated Balance Sheets (in millions) was as follows:

	As of December 31, 2019
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$2,619	$1,437	$4,056
Gross amounts offset	(708)	-	(708)
Net amount of assets	1,911	1,437	3,348
Gross amounts not offset:
Cash collateral	(1,381)	-	(1,381)
Non-cash collateral	(242)	-	(242)
Net amount	$288	$1,437	$1,725

Financial Liabilities
Gross amount of recognized liabilities	$771	$3,470	$4,241
Gross amounts offset	(15)	-	(15)
Net amount of liabilities	756	3,470	4,226
Gross amounts not offset:
Cash collateral	(190)	-	(190)
Non-cash collateral	-	-	-
Net amount	$566	$3,470	$4,036

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	As of December 31, 2018
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,282	$1,285	$2,567
Gross amounts offset	(201)	-	(201)
Net amount of assets	1,081	1,285	2,366
Gross amounts not offset:
Cash collateral	(616)	-	(616)
Non-cash collateral	(58)	-	(58)
Net amount	$407	$1,285	$1,692

Financial Liabilities
Gross amount of recognized liabilities	$806	$1,501	$2,307
Gross amounts offset	(59)	-	(59)
Net amount of liabilities	747	1,501	2,248
Gross amounts not offset:
Cash collateral	(66)	-	(66)
Non-cash collateral	(190)	-	(190)
Net amount	$491	$1,501	$1,992

7.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Current	$175	$179	$118
Deferred	(212)	78	(1,405)
Federal income tax expense (benefit)	$(37)	$257	$(1,287)

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A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Income (loss) before taxes	$577	$1,830	$731
Federal statutory rate	21%	21%	35%
Federal income tax expense (benefit) at federal statutory rate	121	384	256
Effect of:
Tax-preferred investment income (1)	(99)	(87)	(280)
Tax credits	(40)	(39)	(29)
Excess tax benefits from stock-based compensation	(6)	(3)	(8)
Goodwill impairment	-	-	316
Tax impact associated with the Tax Cuts and Jobs Act (2)	(16)	3	(1,526)
Other items	3	(1)	(16)
Federal income tax expense (benefit)	$(37)	$257	$(1,287)
Effective tax rate	-6%	14%	-176%

(1)

Relates primarily to separate account dividends eligible for the dividends-received deduction. As a result of the Tax Cuts and Jobs Act (the “Tax Act”), the recorded tax benefit for the separate account dividends-received deduction was substantially less in 2019 and 2018 as compared to 2017.

(2)

As a result of the enactment of the Tax Act in 2017, we remeasured our existing deferred tax balances at the prevailing corporate federal income tax rate of 21% and recognized a $1.5 billion tax benefit.  In 2018, we recognized a $3 million net tax benefit from the impact of the reduced federal statutory rate under the Tax Act on our adoption of an Internal Revenue Service pronouncement related to variable annuity contracts.  In 2019, we recognized a $16 million net tax benefit from the impact of the reduced corporate tax rate under the Tax Act on our election to revalue policyholder tax reserves.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2019	2018
Current	$255	$205
Deferred	(2,605)	(1,421)
Total federal income tax asset (liability)	$(2,350)	$(1,216)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2019	2018
Deferred Tax Assets
Future contract benefits and other contract holder funds	$527	$549
Reinsurance related embedded derivative liability	79	-
Compensation and benefit plans	135	120
Intangibles	26	40
Net operating losses	216	264
Other	14	59
Total deferred tax assets	$997	$1,032
Deferred Tax Liabilities
DAC	$854	$1,380
VOBA	191	302
Net unrealized gain on fixed maturity AFS securities	2,216	333
Net unrealized gain on trading securities	70	25
Investment activity	154	334
Reinsurance related embedded derivative asset	-	39
Deferred gain on business sold through reinsurance	4	34
Other	113	6
Total deferred tax liabilities	$3,602	$2,453
Net deferred tax asset (liability)	$(2,605)	$(1,421)

As of December 31, 2019, we have $1.0 billion of net operating losses to carry forward to future years.  The net operating losses arose in tax year 2018, and under the Tax Act changes, have an unlimited carryforward period.  As a result, management believes that it is more

44

likely than not that the deferred tax asset associated with the loss carryforwards will be realized.  Inclusive of the tax attribute for the net operating losses, although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2019, and 2018, $41 million and $12 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our federal income tax expense (benefit) and our effective tax rate.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2019	2018
Balance as of beginning-of-year	$12	$11
Increases for prior year tax positions	29	-
Increases for current year tax positions	-	1
Balance as of end-of-year	$41	$12

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2019, 2018 and 2017, we recognized no interest and penalty expense (benefit), and there was no accrued interest and penalty expense related to the unrecognized tax benefits as of December 31, 2019 and 2018.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2016 and forward remain open under the applicable statute of limitations.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

8.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$9,509	$7,909	$8,269
Business acquired (sold) through reinsurance	-	(246)	-
Business recaptured through reinsurance	59	-	-
Deferrals	1,900	1,596	1,345
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(922)	(913)	(922)
Unlocking	(471)	(115)	61
Adjustment related to realized (gains) losses	(43)	(42)	(55)
Adjustment related to unrealized (gains) losses	(2,614)	1,320	(789)
Balance as of end-of-year	$7,418	$9,509	$7,909

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Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$799	$499	$874
Business acquired (sold) through reinsurance	-	(11)	-
Business acquired	-	30	-
Deferrals	6	7	7
Amortization:
Amortization, excluding unlocking	(115)	(127)	(105)
Unlocking	143	(60)	(48)
Accretion of interest (1)	45	48	52
Adjustment related to realized (gains) losses	(1)	(2)	(1)
Adjustment related to unrealized (gains) losses	(550)	415	(280)
Balance as of end-of-year	$327	$799	$499

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.2% to 6.9%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2019, was as follows:

2020	$72
2021	66
2022	67
2023	65
2024	61

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$298	$287	$293
Business acquired (sold) through reinsurance	-	(21)	-
Deferrals	26	48	29
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(28)	(28)	(30)
Unlocking	(3)	-	(4)
Adjustment related to realized (gains) losses	(2)	(1)	(2)
Adjustment related to unrealized (gains) losses	(10)	13	1
Balance as of end-of-year	$281	$298	$287

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$2,763	$1,429	$1,855
Business recaptured through reinsurance	5	-	-
Deferrals	1,092	874	753
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(533)	(474)	(383)
Unlocking	(426)	(52)	(3)
Adjustment related to realized (gains) losses	(11)	(19)	(18)
Adjustment related to unrealized (gains) losses	(2,244)	1,005	(775)
Balance as of end-of-year	$646	$2,763	$1,429

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9.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance agreements with Protective and Swiss Re Life & Health America, Inc. (“Swiss Re”):

	For the Years Ended December 31,
	2019	2018	2017
Direct insurance premiums and fee income	$13,347	$11,882	$10,103
Reinsurance assumed	97	96	101
Reinsurance ceded	(1,920)	(1,883)	(1,817)
Total insurance premiums and fee income	$11,524	$10,095	$8,387

Direct insurance benefits	$9,482	$8,513	$6,669
Reinsurance recoveries netted against benefits	(1,897)	(2,369)	(1,851)
Total benefits	$7,585	$6,144	$4,818

We and our insurance subsidiaries cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  Reinsurance does not discharge us from our primary obligation to contract holders for losses insured under the policies we issue.  As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2019, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured approximately 25% of the mortality risk on newly issued life insurance contracts in 2019.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers and LNBAR.  The amounts recoverable from reinsurers were $19.2 billion and $19.8 billion as of December 31, 2019 and 2018, respectively.

Protective represents our largest reinsurance exposure following the sale of the Liberty Life Business as discussed in Note 3, which resulted in amounts recoverable from Protective of $11.8 billion and $12.1 billion as of December 31, 2019 and 2018, respectively.  Protective has funded trusts, of which the balance in the trusts changes as a result of ongoing reinsurance activity, to support the business ceded, which totaled $14.7 billion and $13.7 billion as of December 31, 2019 and 2018, respectively.

Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions.  As such, Swiss Re reinsured certain liabilities and obligations under the indemnity reinsurance agreements.  As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $1.3 billion and $1.5 billion as of December 31, 2019 and 2018, respectively.  Swiss Re has funded a trust, with a balance of $2.7 billion as of December 31, 2019, to support this business.  In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves.  These assets consist of those reported as trading securities and certain mortgage loans.  Our liabilities for funds withheld and embedded derivatives as of December 31, 2019, included $164 million and $31 million, respectively, related to the business sold to Swiss Re.  In addition, the amounts recoverable from LNBAR were $2.4 billion and $2.5 billion as of December 31, 2019 and 2018, respectively.  LNBAR has funded trusts to support the business ceded of which the balance in the trusts changes as a result of ongoing reinsurance activity and totaled $2.3 billion as of December 31, 2019.

Some portions of our annuity business have been reinsured on a Modco basis with other companies.  In a Modco agreement, we as the ceding company retain the reserves, as well as the assets backing those reserves, and the reinsurer shares proportionally in all financial terms of the reinsured policies based on their respective percentage of the risk.  Effective October 1, 2018, we entered into one such Modco agreement with Athene to reinsure fixed and fixed indexed annuity products, which resulted in a deposit asset of $6.6 billion and $7.5 billion as of December 31, 2019 and 2018, respectively, within other assets on our Consolidated Balance Sheets.  We held investments of $6.9 billion as of December 31, 2019, in support of reserves associated with the transaction in a Modco investment portfolio.  As of December 31, 2019, the portfolio included trading securities, fixed maturity AFS securities, commercial mortgage loans, derivative investments, other investments, cash, accrued investment income and equity securities that had carrying values of $3.5 billion, $2.3 billion, $698 million, $130 million, $94 million, $62 million, $57 million and $14 million, respectively.   In addition, the portfolio was supported by $201 million of over-collateralization and a $200 million letter of credit as of December 31, 2019. As described in Note 1, we recorded a deferred gain on business sold through reinsurance related to the transaction with Athene and amortized $30 million and $8 million of the gain during 2019 and 2018, respectively.

In repositioning the Modco investment portfolio, purchases of securities classified as trading during 2019 primarily resulted in negative cash flows from operating activities that were largely offset by sales of securities classified as fixed maturity AFS within investing activities in our Consolidated Statements of Cash Flows.

See Note 6 for information on reinsurance related embedded derivatives.

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10.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2019
	Gross	Accumulated
	Goodwill	Impairment			Net
	as of	as of	Acquisition		Goodwill
	Beginning-	Beginning-	Accounting		as of End-
	of-Year	of-Year	Adjustments	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$-	$440
Retirement Plan Services	20	-	-	-	20
Life Insurance	2,186	(1,552)	-	-	634
Group Protection	688	-	(4)	-	684
Total goodwill	$3,934	$(2,152)	$(4)	$-	$1,778

	For the Year Ended December 31, 2018
	Gross	Accumulated
	Goodwill	Impairment			Net
	as of	as of	Acquisition		Goodwill
	Beginning-	Beginning-	Accounting		as of End-
	of-Year	of-Year	Adjustments	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$-	$440
Retirement Plan Services	20	-	-	-	20
Life Insurance	2,186	(1,552)	-	-	634
Group Protection	274	-	414	-	688
Total goodwill	$3,520	$(2,152)	$414	$-	$1,782

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2019 and 2018, we performed our annual quantitative goodwill impairment test for our reporting units, and, as of each such date, the fair value was in excess of each reporting unit’s carrying value for Annuities, Retirement Plan Services, Life Insurance and Group Protection.

As of October 1, 2017, the date of our annual quantitative assessment of goodwill, our Annuities, Retirement Plan Services and Group Protection reporting units had fair values that exceeded the carrying value of each reporting unit. Our early adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” resulted in impairment of the Life Insurance reporting unit goodwill of $905 million during the fourth quarter of 2017 driven primarily from the impact of the December 22, 2017, enactment of the Tax Act that increased the carrying value of the Life Insurance reporting unit in excess of its fair value.

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The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2019		As of December 31, 2018
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Retirement Plan Services:
Mutual fund contract rights (1)	$5	$-	$5	$-
Life Insurance:
Sales force	100	55	100	51
Group Protection:
VOCRA	576	25	576	5
VODA	31	2	31	-
Insurance licenses (1)	3	-	3	-
Total	$715	$82	$715	$56

(1)	No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2019, was as follows:

2020	$37
2021	37
2022	37
2023	37
2024	37
Thereafter	440

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11.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2019 (1)	2018 (1)
Return of Net Deposits
Total account value	$101,601	$89,783
Net amount at risk (2)	71	1,002
Average attained age of contract holders	65 years	65 years

Minimum Return
Total account value	$92	$88
Net amount at risk (2)	13	18
Average attained age of contract holders	77 years	77 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$25,763	$23,365
Net amount at risk (2)	384	2,007
Average attained age of contract holders	71 years	71 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$161	$100	$110
Changes in reserves	(24)	77	8
Benefits paid	(20)	(16)	(18)
Balance as of end-of-year	$117	$161	$100

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2019	2018
Asset Type
Domestic equity	$64,093	$54,060
International equity	19,852	18,359
Fixed income	41,405	37,942
Total	$125,350	$110,361

Percent of total variable annuity separate account values	98%	99%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 35% and 33% of total life insurance in-force reserves as of December 31, 2019 and 2018, respectively.  UL and VUL products with secondary guarantees represented 27%, 36% and 27% of total life insurance sales for the years ended December 31, 2019, 2018 and 2017, respectively.

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12.  Liability for Unpaid Claims

The liability for unpaid claims consists primarily of long-term disability claims and is reported in future contract benefits on our Consolidated Balance Sheets.  Changes in the liability for unpaid claims (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$5,335	$2,222	$2,242
Reinsurance recoverable	143	57	69
Net balance as of beginning-of-year	5,192	2,165	2,173
Business acquired (1)	-	2,842	-
Incurred related to:
Current year	3,193	2,531	1,346
Prior years:
Interest	151	120	69
All other incurred (2)	(308)	(208)	(76)
Total incurred	3,036	2,443	1,339
Paid related to:
Current year	(1,518)	(1,197)	(798)
Prior years	(1,310)	(1,061)	(549)
Total paid	(2,828)	(2,258)	(1,347)
Net balance as of end-of-year	5,400	5,192	2,165
Reinsurance recoverable	152	143	57
Balance as of end-of-year	$5,552	$5,335	$2,222

(1)	Represents acquired group life and disability reserves, net, as of May 1, 2018. See Note 3 for additional information.
(2)

All other incurred is primarily impacted by the level of claim resolutions in the period compared to that which is expected by the reserve assumption. A negative number implies a favorable result where claim resolutions were more favorable than assumed. Our claim resolution rate assumption used in determining reserves is our expectation of the resolution rate we will experience over the long-term life of the block of claims. It will vary from actual experience in any one period, both favorably and unfavorably.

The interest rate assumption used for discounting long-term claim reserves is an important part of the reserving process due to the long benefit period for these claims.  Interest accrued on prior years’ reserves has been calculated on the opening reserve balance less one-half of the prior years’ incurred claim payments at our average reserve discount rate.

Long-term disability benefits may extend for many years, and claim development schedules do not reflect these longer benefit periods.  As a result, we use longer term retrospective runoff studies, experience studies and prospective studies to develop our liability estimates.  Long-term disability reserves are discounted using rates ranging from 3.25% to 5%. The discount rates vary by year of claim incurral.

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13.  Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2019	2018
Short-Term Debt
Short-term debt (1)	$609	$288

Long-Term Debt, Excluding Current Portion
9.76% surplus note, due 2024	$50	$50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	613	600
6.03% surplus note, due 2028	750	750
LIBOR + 200 bps surplus note, due 2035	30	30
LIBOR + 155 bps surplus note, due 2037	25	25
4.20% surplus note, due 2037	50	50
LIBOR + 100 bps surplus note, due 2037	284	312
4.225% surplus note, due 2037	28	-
4.50% surplus note, due 2038	13	13
Total long-term debt	$2,414	$2,401

(1)	The short-term debt represents short-term notes payable to LNC.

Future principal payments due on long-term debt (in millions) as of December 31, 2019, were as follows:

2020	$-
2021	-
2022	-
2023	-
2024	50
Thereafter	2,364
Total	$2,414

We issued a surplus note of $50 million to LNC in 1994.  The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%.  Subject to approval by the Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million.  The outstanding principal amount as of December 31, 2019, was $613 million.  The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Commissioner.

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On October 1, 2015, we issued a surplus note of $30 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 28, 2035, and interest to be paid quarterly at an annual rate of LIBOR + 200 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On July 1, 2017, we issued a surplus note of $25 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 30, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 155 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 1, 2017, we issued a surplus note of $50 million to LNC.  The note calls for us to pay the principal amount of the note on or before July 1, 2037, and interest to be paid quarterly at an annual rate of 4.20%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.  On June 15, 2017, the surplus note was amended to include repayment terms stating subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.  The outstanding principal amount as of December 31, 2019, was $284 million due to executing our right to repay the surplus note in part to LNC.

On July 1, 2018, we issued a surplus note of $13 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 30, 2038, and interest to be paid quarterly at an annual rate of 4.50%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On July 1, 2019, we issued a surplus note of $28 million to LNC.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of 4.225%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

Credit Facilities and Letters of Credit

Credit facilities, which allow for borrowing or issuances of letters of credit (“LOCs”), and LOCs (in millions) were as follows:

		As of December 31, 2019
	Expiration	Maximum	LOCs
	Date	Available	Issued
Credit Facilities
Five-year revolving credit facility	July 31, 2024	$2,250	$340
LOC facility (1)	August 26, 2031	990	965
LOC facility (1)	October 1, 2031	982	982
Total		$4,222	$2,287

(1)	Our wholly-owned subsidiaries entered into irrevocable LOC facility agreements with third-party lenders supporting inter-company reinsurance agreements.

On July 31, 2019, LNC refinanced its existing credit facility with a syndicate of banks.  This facility (the “credit facility”) allows for the issuance of LOCs and borrowing of up to $2.25 billion.  The credit facility is unsecured and has a commitment termination date of July 31, 2024.  The LOCs under the credit facility are used primarily to satisfy reserve credit requirements of (i) LNL and LNC’s other domestic insurance companies for which reserve credit is provided by our captive reinsurance subsidiaries and LNBAR and (ii) certain ceding companies of our legacy reinsurance business.

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The credit agreement governing the credit facility contains or includes:

•

Customary terms and conditions, including covenants restricting the ability of LNC and its subsidiaries to incur liens and the ability of LNC to merge or consolidate with another entity where it is not the surviving entity and dispose of all or substantially all of its assets;

•

Financial covenants including maintenance by LNC of a minimum consolidated net worth (as defined in the credit agreement) equal to the sum of $10.6 billion plus 50% of the aggregate net proceeds of equity issuances received by LNC or any of its subsidiaries as set forth in the credit agreement; and a debt-to-capital ratio as defined in accordance with the credit facility not to exceed 0.35 to 1.00;

•	A cap on LNC’s secured non-operating indebtedness and non-operating indebtedness of LNC’s subsidiaries equal to 7.5% of total capitalization, as defined in accordance with the credit agreement; and
•	Customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.

Upon an event of default, the credit agreement provides that, among other things, the commitments may be terminated and the loans then outstanding may be declared due and payable.  As of December 31, 2019, LNC was in compliance with all such covenants.

Our LOC facility agreements each contain customary terms and conditions, including early termination fees, covenants restricting the ability of the subsidiaries to incur liens, merge or consolidate with another entity and dispose of all or substantially all of their assets.  Upon an event of early termination, the agreements require the immediate payment of all or a portion of the present value of the future LOC fees that would have otherwise been paid.  Further, the agreements contain customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.  The events of default include payment defaults, covenant defaults, material inaccuracies in representations and warranties, bankruptcy and liquidation proceedings and other customary defaults.  Upon an event of default, the agreements provide that, among other things, obligations to issue, amend or increase the amount of any LOC shall be terminated and any obligations shall become immediately due and payable.  As of December 31, 2019, we were in compliance with all such covenants.

14.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisers and unclaimed property laws.

LNL and its affiliates are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2019.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL’s financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss.  For such matters in which a loss is probable, an accrual has been made.  For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.  Accordingly, the estimate contained in this paragraph reflects two types of matters.  For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued.  In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount.  For other matters included within this estimation,

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no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable.  In these cases, the estimate reflects the reasonably possible loss or range of loss.  As of December 31, 2019, we estimate the aggregate range of reasonably possible losses, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $90 million.  Any estimate is not an indication of expected loss, if any, or of the Company’s maximum possible loss exposure on such matters.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss.  We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts and the progress of settlement negotiations.  On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

Certain reinsurers have sought rate increases on certain yearly renewable term treaties.  We are disputing the requested rate increases under these treaties.  We have initiated and will initiate arbitration proceedings, as necessary, under these treaties in order to protect our contractual rights.  Additionally, reinsurers may initiate arbitration proceedings against us.  We believe it is unlikely the outcome of these disputes will have a material adverse effect on our financial condition.  For more information about reinsurance, see Note 9.

Cost of Insurance Litigation

Glover v. Connecticut General Life Insurance Company and The Lincoln National Life Insurance Company, filed in the U.S. District Court for the District of Connecticut, No. 3:16-cv-00827, is a putative class action that was served on LNL on June 8, 2016.  Plaintiff is the owner of a universal life insurance policy who alleges that LNL charged more for non-guaranteed cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who owned policies containing non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policy and seeks damages on behalf of all such policyholders.  On January 11, 2019, the court dismissed Plaintiff’s complaint in its entirety.  In response, Plaintiff filed a motion for leave to amend the complaint, which we have opposed.

Hanks v. The Lincoln Life and Annuity Company of New York (“LLANY”) and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  On March 13, 2019, the court issued an order granting plaintiff’s motion for class certification for the breach of contract claim and denying such motion with respect to the unjust enrichment claim against LLANY, and, on September 12, 2019, the court issued an order approving the parties’ joint stipulation of dismissal with respect to the unjust enrichment claim and dismissed LLANY as a defendant in the case.  In light of LLANY’s role as reinsurer and administrator under the 1998 coinsurance agreement with Aetna (now Voya), and of the parties’ rights and obligations thereunder, LLANY continues to be actively engaged in the vigorous defense of this action.

EFG Bank AG, Cayman Branch, et al. v. The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:17-cv-02592, is a civil action filed on February 1, 2017.  Plaintiffs own Legend Series universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL breached the terms of policyholders’ contracts when it increased non-guaranteed cost of insurance rates beginning in 2016.  We are vigorously defending this matter.

In re: Lincoln National COI Litigation, pending in the U.S. District Court for the Eastern District of Pennsylvania, Master File No. 2:16-cv-06605-GJP, is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order dated March 20, 2017.  In addition to consolidating a number of existing matters, the order also covers any future cases filed in the same district related to the same subject matter.  Plaintiffs own universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2016.  Plaintiffs seek to represent classes of policyowners and seek damages on their behalf.  We are vigorously defending this matter.

In re: Lincoln National 2017 COI Rate Litigation, Master File No. 2:17-cv-04150 is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order of the court in March 2018.  Plaintiffs own universal life insurance policies originally issued by former Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2017.  Plaintiffs seek to represent classes of policyholders and seek damages on their behalf.  We are vigorously defending this matter.

TVPX ARS INC., as Securities Intermediary for Consolidated Wealth Management, LTD. v. The Lincoln National Life Insurance Company, filed in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:18-cv-02989, is a putative class action that was filed on July 17, 2018.  Plaintiff alleges that LNL charged more for non-guaranteed cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who own policies issued by LNL or its predecessors containing non-guaranteed cost

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of insurance provisions that are similar to those of Plaintiff’s policy and seeks damages on behalf of all such policyholders.  We are vigorously defending this matter.

LSH Co. and Wells Fargo Bank, National Association, as securities intermediary for LSH Co. v. Lincoln National Corporation and The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:18-cv-05529, is a civil action filed on December 21, 2018.  Plaintiffs own universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL breached the terms of policyholders’ contracts when it increased non-guaranteed cost of insurance rates in 2016 and 2017.  We are vigorously defending this matter.

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019.  Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies.  Plaintiff seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and which contain non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policies.  Plaintiff also seeks to represent a sub-class of such policyholders who own or owned “life insurance policies issued in the State of New York.”  Plaintiff seeks damages on behalf of the policyholder class and sub-class.  We are vigorously defending this matter.

Commitments

Leases

We recognized operating lease ROU assets of $202 million and associated lease liabilities of $208 million as of December 31, 2019.   We classified the operating lease ROU assets within other assets and the lease liabilities within other liabilities on our Consolidated Balance Sheets.  The weighted-average discount rate and remaining lease term were 3.2% and 6 years, respectively, as of December 31, 2019.  Operating lease expense for the years ended December 31, 2019, 2018 and 2017, was $46 million,  $43 million and $36 million, respectively, and reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

As of December 31, 2019, the net book value of assets recorded as finance leases was $128 million, and the associated accumulated amortization was $345 million.  These transactions have been classified as other assets on our Consolidated Balance Sheets.  These assets will continue to be amortized on a straight-line basis over the assets’ remaining lives.  The weighted-average discount rate and remaining lease term were 2.2% and 2 years, respectively, as of December 31, 2019.

Finance lease expense (in millions) was as follows:

For the Year Ended
December 31,
2019

Amortization of ROU assets (1)	$67
Interest on lease liabilities (2)	13
Total	$80

(1)	Amortization of ROU assets is reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Interest on lease liabilities is reported in interest and debt expense on our Consolidated Statements of Comprehensive Income (Loss).

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The table below presents cash flow information (in millions) related to leases:

For the Year Ended
December 31,
2019
Supplemental Cash Flow Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$47
Financing cash flows from finance leases	96

Supplemental Non-cash Information
ROU assets obtained in exchange for new lease obligations:
Operating leases	$78

Our future minimum lease payments (in millions) under non-cancellable leases as of December 31, 2019, were as follows:

	Operating	Finance
	Leases	Leases
2020	$44	$56
2021	40	66
2022	35	66
2023	32	90
2024	26	17
Thereafter	65	12
Total future minimum lease payments	242	307
Less: Amount representing interest	34	26
Present value of minimum lease payments	$208	$281

As of December 31, 2019, we had no leases that had not yet commenced.

Vulnerability from Concentrations

As of December 31, 2019, we did not have a concentration of:  business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.  For information on our investment and reinsurance concentrations, see Notes 5 and 9, respectively.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(13) million and $(18) million as of December 31, 2019 and 2018, respectively.

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15.  Shares and Stockholder’s Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$536	$3,283	$1,687
Cumulative effect from adoption of new accounting standards	-	634	-
Unrealized holding gains (losses) arising during the year	8,856	(5,995)	2,872
Change in foreign currency exchange rate adjustment	46	(107)	134
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(2,460)	1,748	(703)
Income tax benefit (expense)	(1,370)	923	(745)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(26)	(44)	(40)
Associated amortization of DAC, VOBA, DSI and DFEL	(11)	(19)	(19)
Income tax benefit (expense)	8	13	21
Balance as of end-of-year	$5,637	$536	$3,283
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$29	$39	$22
(Increases) attributable to:
Cumulative effect from adoption of new accounting standards	-	9	-
Gross OTTI recognized in OCI during the year	(14)	-	-
Change in DAC, VOBA, DSI and DFEL	1	-	-
Income tax benefit (expense)	3	-	-
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	30	(18)	34
Change in DAC, VOBA, DSI and DFEL	(2)	(5)	(7)
Income tax benefit (expense)	(7)	4	(10)
Balance as of end-of-year	$40	$29	$39
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$119	$27	$93
Cumulative effect from adoption of new accounting standard	-	6	-
Unrealized holding gains (losses) arising during the year	181	40	63
Change in foreign currency exchange rate adjustment	(52)	111	(137)
Change in DAC, VOBA, DSI and DFEL	(5)	(14)	1
Income tax benefit (expense)	(26)	(29)	26
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	47	31	31
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(3)	(2)
Income tax benefit (expense)	(9)	(6)	(10)
Balance as of end-of-year	$181	$119	$27
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(25)	$(22)	$(20)
Cumulative effect from adoption of new accounting standard	-	(5)	-
Adjustment arising during the year	4	3	(4)
Income tax benefit (expense)	(1)	(1)	2
Balance as of end-of-year	$(22)	$(25)	$(22)

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2019	2018	2017
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(26)	$(44)	$(40)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(11)	(19)	(19)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(37)	(63)	(59)	operations before taxes
Income tax benefit (expense)	8	13	21	Federal income tax expense (benefit)
Reclassification, net of income tax	$(29)	$(50)	$(38)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$4	$7	$5	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	(1)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	4	7	4	operations before taxes
Income tax benefit (expense)	(1)	(1)	(1)	Federal income tax expense (benefit)
Reclassification, net of income tax	$3	$6	$3	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$3	$4	$4	Net investment income
Foreign currency contracts	35	27	18	Net investment income
Foreign currency contracts	9	-	9	Total realized gain (loss)
Total gross reclassifications	47	31	31
Associated amortization of DAC,
VOBA, DSI and DFEL	(2)	(3)	(2)	Commissions and other expenses
Reclassifications before income				Income (loss) from continuing
tax benefit (expense)	45	28	29	operations before taxes
Income tax benefit (expense)	(9)	(6)	(10)	Federal income tax expense (benefit)
Reclassifications, net of income tax	$36	$22	$19	Net income (loss)

16.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Commissions	$2,566	$2,271	$1,998
General and administrative expenses	2,152	1,910	1,715
Expenses associated with reserve financing and unrelated LOCs	52	64	57
DAC and VOBA deferrals and interest, net of amortization	(586)	(436)	(390)
Broker-dealer expenses	372	358	329
Specifically identifiable intangible asset amortization	26	9	4
Taxes, licenses and fees	353	322	254
Acquisition and integration costs related to mergers and acquisitions	130	85	-
Total	$5,065	$4,583	$3,967

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17.  Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain defined benefit pension plans in which certain agents are participants.  These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits.  We comply with applicable minimum funding requirements. In accordance with such practice, we were not required to make contributions but elected to contribute zero and $8 million for the years ended December 31, 2019 and 2018, respectively.  We do not expect to be required to make any contributions to these pension plans in 2020.  We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired agents.  Total net periodic cost (recovery) for these plans was $6  million, $6 million and $5 million during 2019, 2018 and 2017, respectively.  In 2020, we expect the plans to make benefit payments of approximately $10 million.

Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2019	2018	2019	2018

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$109	$107	$9	$8
Projected benefit obligation	115	112	10	10
Funded status	$(6)	$(5)	$(1)	$(2)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$-	$-	$-	$-
Other liabilities	(6)	(5)	(1)	(2)
Net amount recognized	$(6)	$(5)	$(1)	$(2)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	3.50%	4.50%	3.50%	4.50%
Net periodic benefit cost:
Weighted-average discount rate	4.50%	4.00%	4.50%	4.00%
Expected return on plan assets	4.50%	4.50%	6.50%	6.50%

The weighted average discount rate was determined based on a corporate yield curve as of December 31, 2019, and projected benefit obligation cash flows.  The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans’ target plan allocation.  We reevaluate these assumptions each plan year.

The following summarizes our fair value measurements of our benefit plans’ assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2019	2018

Fixed maturity securities:
Corporate bonds	$-	$1
U.S. government bonds	83	87
Cash and invested cash	26	19
Other investments	9	8
Total	$118	$115

See “Fair Value Measurement” in Note 1 for discussion on how we categorize our pension plans’ assets into the three-level fair value hierarchy.  See “Financial Instruments Carried at Fair Value” in Note 20 for a summary of our fair value measurement of our pension plans’ assets by the three-level fair value hierarchy.

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC for certain employees and non-employee directors.  These defined benefit pension plans are closed to new entrants, and existing participants do not accrue any additional benefits.  We also participate in other postretirement benefit plans sponsored by LNC that provide health care and life insurance to certain retired employees.  Our expense (benefit) for these plans was  $10 million, $(4) million and $7 million for the years ended December 31, 2019, 2018 and 2017, respectively.

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Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible agents that are administered in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986.  We also participate in defined contribution plans sponsored by LNC for eligible employees.  Our expense for these plans was $101  million, $90 million and $85 million, for the years ended December 31, 2019, 2018 and 2017, respectively.

Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former agents.  Certain current employees participate in non-qualified, unfunded, deferred compensation plans sponsored by LNC.  The results of certain notional investment options within some of the plans are hedged by total return swaps.  Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options.  Participants of certain plans are able to select LNC stock as a notional investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  Our expense for these plans was $22 million, $12 million and $27 million for the years ended December 31, 2019, 2018 and 2017, respectively.  For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2019	2018
Total liabilities (1)	$579	$487
Investments dedicated to fund liabilities (2)	202	170

(1)	Reported in other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.

18.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various stock-based incentive compensation plans that provide for the issuance of stock options, performance shares, stock appreciation rights (“SARs”) and restricted stock units (“RSUs”).  LNC issues new shares to satisfy option exercises and vested performance shares and RSUs.

Total compensation expense (in millions) by award type for stock-based incentive compensation plans was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Stock options	$8	$5	$9
Performance shares	16	14	12
SARs	-	(1)	2
RSUs	35	30	24
Total	$59	$48	$47

Recognized tax benefit	$12	$10	$16

19.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the insurance departments of our respective states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our respective states of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

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Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to the LNC holding company amounts (in millions) below consist of all or a combination of the following entities:  LNL, LLANY, LLACB, Lincoln Reinsurance Company of South Carolina, Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV, Lincoln Reinsurance Company of Vermont V, Lincoln Reinsurance Company of Vermont VI and Lincoln Reinsurance Company of Vermont VII.

	As of December 31,
	2019	2018
U.S. capital and surplus	$8,425	$8,330

	For the Years Ended December 31,
	2019	2018	2017
U.S. net gain (loss) from operations, after-tax	$379	$686	$1,312
U.S. net income (loss)	359	1,013	1,452
U.S. dividends to LNC holding company	600	910	954

Comparison of 2019 to 2018

Statutory net income (loss) decreased due primarily to lower dividends from affiliates, unfavorable reserve strain on certain products, and integration costs incurred as part of the acquisition of Liberty Life.  See Note 3 for information regarding the acquisition.

Comparison of 2018 to 2017

Statutory net income (loss) decreased due primarily to lower dividends from affiliates, acquisition and integration costs incurred as part of the acquisition of Liberty Life and unfavorable reserve strain on certain products.

State Prescribed and Permitted Practices

The states of domicile for LNL and LLANY, Indiana and New York, respectively, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York.  The Vermont reinsurance subsidiaries also have certain accounting practices permitted by the state of Vermont that differ from those found in NAIC SAP.  One permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation (“XXX”) additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2019 and 2018.  Another permitted practice involves the acquisition of an LLC note in exchange for a variable value surplus note that is recognized as an admitted asset and a form of surplus as of December 31, 2019.  Lastly, the state of Vermont has permitted a practice to account for certain excess of loss reinsurance treaties with unaffiliated reinsurers as an asset and form of surplus as of December 31, 2019.  These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of Actuarial Guideline 48 (“AG48”) or are compliant under AG48 requirements.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

	As of December 31,
	2019	2018
State Prescribed Practices
Calculation of reserves using the Indiana universal life method	$24	$36
Conservative valuation rate on certain annuities	(49)	(55)
Vermont Subsidiaries Permitted Practices (1)
Lesser of LOC and XXX additional reserve as surplus	1,947	1,959
LLC notes and variable value surplus notes	1,648	1,634
Excess of loss reinsurance treaties	419	330

(1)	These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of AG48 or are compliant under AG48 requirements.

The NAIC has adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC

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requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2019, the Company’s RBC ratio was in excess of four times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company.  Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the “Commissioner”), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation.  The current statutory limitation is the greater of 10% of the insurer’s contract holders’ surplus, as shown on its last annual statement on file with the Commissioner or the insurer’s statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus.  Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.  LNL’s subsidiaries, LLANY, a New York-domiciled insurance company, and LLACB, a New Hampshire-domiciled company, are bound by similar restrictions, under the laws of New York and New Hampshire, respectively.  Under both New York and New Hampshire law, the applicable statutory limitation on dividends is equal to the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends to LNC of approximately $815 million in 2020 without prior approval from the Commissioner of Insurance.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

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20.    Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2019		As of December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$103,773	$103,773	$92,787	$92,787
Trading securities	4,602	4,602	1,869	1,869
Equity securities	103	103	99	99
Mortgage loans on real estate	16,244	16,774	13,190	13,020
Derivative investments (1)	1,911	1,911	1,081	1,081
Other investments	2,554	2,554	1,951	1,951
Cash and invested cash	1,879	1,879	1,848	1,848
Reinsurance related embedded derivatives	-	-	188	188
Other assets:
GLB direct embedded derivatives	450	450	123	123
GLB ceded embedded derivatives	60	60	72	72
Indexed annuity ceded embedded derivatives	927	927	902	902
Separate account assets	153,571	153,571	132,833	132,833

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(2,585)	(2,585)	(1,305)	(1,305)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(1,900)	(1,900)	(542)	(542)
Account values of certain investment contracts	(38,606)	(46,781)	(34,500)	(36,321)
Short-term debt	(609)	(609)	(288)	(288)
Long-term debt	(2,414)	(2,714)	(2,401)	(2,519)
Reinsurance related embedded derivatives	(375)	(375)	-	-
Other liabilities:
Derivative liabilities (1)	(238)	(238)	(226)	(226)
GLB ceded embedded derivatives	(510)	(510)	(196)	(196)
Benefit Plans’ Assets (2)	118	118	115	115

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2)	Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for information regarding our benefit plans.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

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Other Investments

The carrying value of our assets classified as other investments approximates fair value.  Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs.  Other investments also includes Federal Home Loan Bank (“FHLB”) stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our LPs, other privately held investments and FHLB stock are classified as Level 3 within the fair value hierarchy.  The remaining assets in other investments include cash collateral receivables and securities that are not LPs or other privately held investments.  The inputs used to measure the fair value of these assets are classified as Level 1 within the fair value hierarchy.

Separate Account Assets

Separate account assets are primarily carried at fair value.  A portion of our separate account assets includes LPs, which are accounted for using the equity method of accounting.  The carrying value is based on our proportional share of the net assets of the LPs and approximates fair value.  The inputs used to measure the fair value of the separate account asset LPs are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2019 and 2018, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is based on quoted market prices.  The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2019 or 2018, and we noted no changes in our valuation methodologies between these periods.

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The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2019
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$80,801	$6,978	$87,779
U.S. government bonds	391	7	5	403
State and municipal bonds	-	5,685	-	5,685
Foreign government bonds	-	298	90	388
RMBS	-	2,997	11	3,008
CMBS	-	1,082	1	1,083
ABS	-	4,615	268	4,883
Hybrid and redeemable preferred securities	77	389	78	544
Trading securities	50	3,886	666	4,602
Equity securities	25	48	30	103
Derivative investments (1)	-	1,089	1,735	2,824
Cash and invested cash	-	1,879	-	1,879
Other assets:
GLB direct embedded derivatives	-	-	450	450
GLB ceded embedded derivatives	-	-	60	60
Indexed annuity ceded embedded derivatives	-	-	927	927
Separate account assets	644	152,916	-	153,560
Total assets	$1,187	$255,692	$11,299	$268,178

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2,585)	$(2,585)
Reinsurance related embedded derivatives	-	(375)	-	(375)
Other liabilities:
Derivative liabilities (1)	-	(284)	(867)	(1,151)
GLB ceded embedded derivatives	-	-	(510)	(510)
Total liabilities	$-	$(659)	$(3,962)	$(4,621)

Benefit Plans’ Assets	$-	$118	$-	$118

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	As of December 31, 2018
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$73,897	$5,652	$79,549
U.S. government bonds	368	18	-	386
State and municipal bonds	-	5,184	-	5,184
Foreign government bonds	-	335	109	444
RMBS	-	3,157	7	3,164
CMBS	-	801	2	803
ABS	-	2,544	134	2,678
Hybrid and redeemable preferred securities	66	438	75	579
Trading securities	43	1,759	67	1,869
Equity securities	16	58	25	99
Derivative investments (1)	-	636	704	1,340
Cash and invested cash	-	1,848	-	1,848
Reinsurance related embedded derivatives	-	188	-	188
Other assets:
GLB direct embedded derivatives	-	-	123	123
GLB ceded embedded derivatives	-	-	72	72
Indexed annuity ceded embedded derivatives	-	-	902	902
Separate account assets	665	132,135	-	132,800
Total assets	$1,158	$222,998	$7,872	$232,028

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,305)	$(1,305)
Other liabilities:
Derivative liabilities (1)	-	(314)	(171)	(485)
GLB ceded embedded derivatives	-	-	(196)	(196)
Total liabilities	$-	$(314)	$(1,672)	$(1,986)

Benefit Plans’ Assets	$-	$115	$-	$115

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2019
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (3)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$5,652	$3	$177	$1,195	$(49)	$6,978
U.S. government bonds	-	-	-	-	5	5
Foreign government bonds	109	-	6	(25)	-	90
RMBS	7	-	-	21	(17)	11
CMBS	2	1	-	5	(7)	1
ABS	134	-	1	619	(486)	268
Hybrid and redeemable
preferred securities	75	-	3	-	-	78
Trading securities	67	17	-	850	(268)	666
Equity securities	25	(12)	-	17	-	30
Derivative investments	533	9	164	162	-	868
Other assets: (6)
GLB direct embedded derivatives	123	327	-	-	-	450
GLB ceded embedded derivatives	72	(12)	-	-	-	60
Indexed annuity ceded embedded derivatives	902	158	-	(133)	-	927
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,305)	(900)	-	(380)	-	(2,585)
Other liabilities – GLB ceded embedded
derivatives (6)	(196)	(314)	-	-	-	(510)
Total, net	$6,200	$(723)	$351	$2,331	$(822)	$7,337

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	For the Year Ended December 31, 2018
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net (2)	Net (3)(4)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$5,350	$10	$(198)	$542	$(52)	$5,652
U.S. government bonds	5	-	-	(5)	-	-
Foreign government bonds	110	-	(1)	-	-	109
RMBS	12	-	-	7	(12)	7
CMBS	6	-	-	35	(39)	2
ABS	117	-	-	223	(206)	134
Hybrid and redeemable
preferred securities	76	-	(1)	-	-	75
Equity AFS securities	161	-	-	-	(161)	-
Trading securities	49	(5)	-	30	(7)	67
Equity securities	-	(1)	-	-	26	25
Derivative investments	30	168	(74)	409	-	533
Other assets: (6)
GLB direct embedded derivatives	903	(780)	-	-	-	123
GLB ceded embedded derivatives	51	21	-	-	-	72
Indexed annuity ceded embedded derivatives	11	(117)	-	1,008	-	902
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,418)	198	-	(85)	-	(1,305)
Other liabilities – GLB ceded embedded
derivatives (6)	(954)	758	-	-	-	(196)
Total, net	$4,509	$252	$(274)	$2,164	$(451)	$6,200

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	For the Year Ended December 31, 2017
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (3)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$4,809	$17	$199	$(45)	$370	$5,350
U.S. government bonds	-	-	-	-	5	5
Foreign government bonds	111	-	(1)	-	-	110
RMBS	3	-	-	19	(10)	12
CMBS	7	-	1	54	(56)	6
ABS	101	-	-	124	(108)	117
State and municipal bonds	-	(1)	-	-	1	-
Hybrid and redeemable
preferred securities	76	-	14	-	(14)	76
Equity AFS securities	177	1	(3)	(13)	(1)	161
Trading securities	65	3	8	(26)	(1)	49
Derivative investments	(93)	(27)	127	23	-	30
Other assets: (6)
GLB direct embedded derivatives	-	903	-	-	-	903
GLB ceded embedded derivatives	371	(320)	-	-	-	51
Indexed annuity ceded embedded derivatives	-	-	-	11	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,139)	(400)	-	121	-	(1,418)
Other liabilities: (6)
GLB direct embedded derivatives	(371)	371	-	-	-	-
GLB ceded embedded derivatives	-	(954)	-	-	-	(954)
Total, net	$4,117	$(407)	$345	$268	$186	$4,509

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2)	Issuances, sales, maturities, settlements, calls, net, includes financial instruments acquired in the Liberty Life transaction as follows: corporate bonds of $67 million and ABS of $17 million.
(3)

Transfers into or out of Level 3 for fixed maturity AFS and trading securities are reported at amortized cost as of the beginning-of-year.  For fixed maturity AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in the prior years.

(4)	Transfers into or out of Level 3 for FHLB stock between equity securities and other investments are reported at cost on our Consolidated Balance Sheets.
(5)

Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

(6)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2019
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,502	$(45)	$(78)	$(154)	$(30)	$1,195
Foreign government bonds	-	-	(25)	-	-	(25)
RMBS	21	-	-	-	-	21
CMBS	7	-	-	(2)	-	5
ABS	646	(8)	-	(19)	-	619
Trading securities	872	-	-	(22)	-	850
Equity securities	50	(33)	-	-	-	17
Derivative investments	555	(61)	(332)	-	-	162
Other assets – indexed annuity ceded
embedded derivatives	56	-	-	(189)	-	(133)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(591)	-	-	211	-	(380)
Total, net	$3,118	$(147)	$(435)	$(175)	$(30)	$2,331

	For the Year Ended December 31, 2018
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,068	$(171)	$(3)	$(275)	$(77)	$542
U.S. government bonds	-	(5)	-	-	-	(5)
RMBS	7	-	-	-	-	7
CMBS	39	-	-	(4)	-	35
ABS	240	(17)	-	-	-	223
Trading securities	54	(24)	-	-	-	30
Equity securities	1	(1)	-	-	-	-
Derivative investments	365	465	(421)	-	-	409
Other assets – indexed annuity ceded
embedded derivatives	1,030	-	-	(22)	-	1,008
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(284)	-	-	199	-	(85)
Total, net	$2,520	$247	$(424)	$(102)	$(77)	$2,164

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	For the Year Ended December 31, 2017
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$850	$(448)	$(98)	$(205)	$(144)	$(45)
RMBS	19	-	-	-	-	19
CMBS	55	-	-	(1)	-	54
ABS	124	-	-	-	-	124
Equity AFS securities	18	(31)	-	-	-	(13)
Trading securities	2	(27)	-	(1)	-	(26)
Derivative investments	197	233	(407)	-	-	23
Other assets – indexed annuity ceded
embedded derivatives	11	-	-	-	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(71)	-	-	192	-	121
Total, net	$1,205	$(273)	$(505)	$(15)	$(144)	$268

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Derivative investments	$168	$90	$(266)
Embedded derivatives:
Indexed annuity and IUL contracts	(97)	(38)	(14)
Other assets – GLB direct and ceded	1,015	(75)	1,904
Other liabilities – GLB direct and ceded	(1,015)	75	(1,904)
Total, net (1)	$71	$52	$(280)

(1)	Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2019
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$173	$(222)	$(49)
U.S. government bonds	5	-	5
RMBS	-	(17)	(17)
CMBS	-	(7)	(7)
ABS	9	(495)	(486)
Trading securities	5	(273)	(268)
Total, net	$192	$(1,014)	$(822)

72

	For the Year Ended December 31, 2018
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$78	$(130)	$(52)
RMBS	-	(12)	(12)
CMBS	1	(40)	(39)
ABS	-	(206)	(206)
Equity AFS securities	-	(161)	(161)
Trading securities	-	(7)	(7)
Equity securities	26	-	26
Total, net	$105	$(556)	$(451)

	For the Year Ended December 31, 2017
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$458	$(88)	$370
U.S. government bonds	5	-	5
RMBS	-	(10)	(10)
CMBS	3	(59)	(56)
ABS	44	(152)	(108)
State and municipal bonds	2	(1)	1
Hybrid and redeemable preferred securities	-	(14)	(14)
Equity AFS securities	-	(1)	(1)
Trading securities	4	(5)	(1)
Total, net	$516	$(330)	$186

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2019, 2018 and 2017, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.  In 2018, transfers into or out of Level 3 also included FHLB stock between equity securities and other investments at cost on our Consolidated Balance Sheets.

73

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2019:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$2,996	Discounted cash flow	Liquidity/duration adjustment (1)	0.1%	-	6.4%
Foreign government bonds	52	Discounted cash flow	Liquidity/duration adjustment (1)	2.1%	-	2.5%
ABS	22	Discounted cash flow	Liquidity/duration adjustment (1)	3.0%	-	3.0%
Hybrid and redeemable
preferred securities	4	Discounted cash flow	Liquidity/duration adjustment (1)	1.4%	-	1.4%
Equity securities	21	Discounted cash flow	Liquidity/duration adjustment (1)	4.5%	-	5.2%
Other assets:
GLB direct and ceded
embedded derivatives	510	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.27%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	28%
Indexed annuity ceded
embedded derivatives	927	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	$(2,585)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities – GLB ceded
embedded derivatives	(510)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.27%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	28%
(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

74

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

21.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  As discussed in Note 3, we completed the acquisition of Liberty Life during the second quarter of 2018.  Related results are included within the Group Protection segment.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, including short and long-term disability, absence management services, term life, dental, vision and accident and critical illness benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off institutional pension business, the majority of which was sold on a group annuity basis; debt costs; strategic digitization expense; and other corporate investments.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities (“gain (loss) on the mark-to-market on certain instruments”);
▪	GLB rider fees ceded to LNBAR;
▪	The net valuation premium of the GLB attributed rider fees;

75

▪

Changes in the fair value of the embedded derivative liabilities related to index options we may purchase or sell in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value (“indexed annuity forward-starting option”); and

▪	Changes in the fair value of equity securities;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rates of 21% and 35%, where applicable, while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our segment measures of performance to the GAAP measures presented in our consolidated results of operations.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

The tables below reconcile our segment measures of performance to the GAAP measures presented in our Consolidated Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Revenues
Operating revenues:
Annuities	$4,240	$4,025	$4,034
Retirement Plan Services	1,186	1,164	1,152
Life Insurance	6,999	6,489	6,128
Group Protection	4,587	3,756	2,200
Other Operations	199	209	263
Excluded realized gain (loss), pre-tax	(1,019)	(285)	(630)
Amortization of deferred gain arising from reserve changes
on business sold through reinsurance, pre-tax	-	-	1
Total revenues	$16,192	$15,358	$13,148

	For the Years Ended December 31,
	2019	2018	2017
Net Income (Loss)
Income (loss) from operations:
Annuities	$987	$1,122	$1,072
Retirement Plan Services	162	160	142
Life Insurance	267	530	522
Group Protection	237	186	103
Other Operations	(148)	(130)	(30)
Excluded realized gain (loss), after-tax	(804)	(225)	(409)
Gain (loss) on early extinguishment of debt, after-tax	-	-	(3)
Net impact from the Tax Cuts and Jobs Act	16	(3)	1,526
Impairment of intangibles, after-tax	-	-	(905)
Acquisition and integration costs related to mergers and acquisitions, after-tax	(103)	(67)	-
Net income (loss)	$614	$1,573	$2,018

76

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Net Investment Income
Annuities	$1,070	$947	$982
Retirement Plan Services	917	892	893
Life Insurance	2,494	2,546	2,496
Group Protection	306	259	167
Other Operations	175	200	222
Total net investment income	$4,962	$4,844	$4,760

	For the Years Ended December 31,
	2019	2018	2017
Amortization of DAC and VOBA, Net of Interest
Annuities	$427	$347	$402
Retirement Plan Services	25	27	26
Life Insurance	757	701	455
Group Protection	111	92	79
Total amortization of DAC and VOBA, net of interest	$1,320	$1,167	$962

	For the Years Ended December 31,
	2019	2018	2017
Federal Income Tax Expense (Benefit)
Annuities	$148	$187	$198
Retirement Plan Services	21	28	50
Life Insurance	50	116	236
Group Protection	63	50	55
Other Operations	(61)	(48)	(78)
Excluded realized gain (loss)	(215)	(61)	(220)
Gain (loss) on early extinguishment of debt	-	-	(2)
Net impact from the Tax Cuts and Jobs Act	(16)	3	(1,526)
Acquisition and integration costs related to
mergers and acquisitions	(27)	(18)	-
Total federal income tax expense (benefit)	$(37)	$257	$(1,287)

	As of December 31,
	2019	2018
Assets
Annuities	$166,639	$145,462
Retirement Plan Services	40,190	35,742
Life Insurance	93,327	82,153
Group Protection	9,468	8,495
Other Operations	26,392	27,293
Total assets	$336,016	$299,145

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22.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Interest paid	$152	$154	$123
Income taxes paid (received)	245	192	215
Significant non-cash investing and financing transactions:
Reduction of other assets in connection with
the expiration of an affiliate repurchase agreement	(150)	-	-
Acquisition of note receivable from affiliate	392	31	74
Investments received in financing transactions	-	263	-
Exchange of surplus note for promissory note with affiliate:
Carrying value of asset	40	58	109
Carrying value of liability	(40)	(58)	(109)
Net asset (liability) from exchange	$-	$-	$-

23.  Quarterly Results of Operations (Unaudited)

The unaudited quarterly results of operations (in millions) were as follows:

	For the Three Months Ended
	March 31,	June 30,	September 30,	December 31,
2019
Total revenues	$3,764	$3,928	$4,227	$4,273
Total expenses	3,646	3,686	4,526	3,757
Net income (loss)	133	222	(201)	460

2018
Total revenues	$3,404	$3,852	$4,039	$4,063
Total expenses	2,921	3,357	3,619	3,631
Net income (loss)	407	420	378	368

78

24.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Balance Sheets:

	As of December 31,
	2019	2018
Assets with affiliates:
Inter-company notes	$1,557	$1,512	Fixed maturity AFS securities
Ceded reinsurance contracts	(115)	(188)	Deferred acquisition costs and value of
			business acquired
Accrued inter-company interest receivable	6	11	Accrued investment income
Ceded reinsurance contracts	2,473	2,574	Reinsurance recoverables
Ceded reinsurance contracts	-	191	Reinsurance related embedded derivatives
Ceded reinsurance contracts	228	235	Other assets
Cash management agreement	1,227	112	Other assets
Service agreement receivable	6	5	Other assets

Liabilities with affiliates:
Assumed reinsurance contracts	26	29	Future contract benefits
Assumed reinsurance contracts	390	400	Other contract holder funds
Ceded reinsurance contracts	(38)	(46)	Other contract holder funds
Inter-company short-term debt	609	288	Short-term debt
Inter-company long-term debt	2,414	2,401	Long-term debt
Ceded reinsurance contracts	46	-	Reinsurance related embedded derivatives
Ceded reinsurance contracts	3,757	3,120	Funds withheld reinsurance liabilities
Ceded reinsurance contracts	497	325	Other liabilities
Accrued inter-company interest payable	5	13	Other liabilities
Service agreement payable	22	56	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2019		2018	2017
Revenues with affiliates:
Premiums received on assumed (paid on ceded)	$
reinsurance contracts		(407)	$(404)	$(393)	Insurance premiums
Fees for management of general account		(133)	(106)	(100)	Net investment income
Net investment income on ceded funds withheld treaties		(139)	(123)	(84)	Net investment income
Net investment income on inter-company notes		53	49	42	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives		(305)	709	(1,055)	Realized gain (loss)
Other gains (losses)		(301)	237	(150)	Realized gain (loss)
Reinsurance related settlements		472	(1,189)	951	Realized gain (loss)
Amortization of deferred gain (loss) on reinsurance
contracts		(4)	(5)	(5)	Amortization of deferred gain
					on business sold through
					reinsurance
Benefits and expenses with affiliates:
Interest credited on assumed reinsurance contracts		60	57	67	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance		(254)	(610)	(299)	Benefits
Ceded reinsurance contracts		(19)	(8)	(12)	Commissions and other
					expenses
Service agreement payments		15	3	3	Commissions and other
					expenses
Interest expense on inter-company debt		130	126	120	Interest and debt expense

79

Inter-Company Notes

LNC issues inter-company notes to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing and lending limit is currently 3% of our admitted assets as of December 31, 2019.

Service Agreement

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

As discussed in Note 9, we cede insurance contracts to LNBAR.  We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR.  As discussed in Note 6, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies.  To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $115 million and $1.2 billion as of December 31, 2019 and 2018, respectively.  The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

80

Lincoln Life Variable Annuity Account N

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$30,561,980	$30,561,980	$30,561,980
AB VPS International Value Portfolio - Class B	1,034	1,034	1,034
AB VPS Large Cap Growth Portfolio - Class B	9,392,883	9,392,883	9,392,883
AB VPS Small/Mid Cap Value Portfolio - Class A	852,143	852,143	852,143
AB VPS Small/Mid Cap Value Portfolio - Class B	200,074,400	200,074,400	200,074,400
ALPS/Alerian Energy Infrastructure Portfolio - Class I	467,521	467,521	467,521
ALPS/Alerian Energy Infrastructure Portfolio - Class III	4,962,021	4,962,021	4,962,021
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	163,800	163,800	163,800
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	15,216,380	15,216,380	15,216,380
American Century VP Balanced Fund - Class I	279,986	279,986	279,986
American Century VP Balanced Fund - Class II	98,855,604	98,855,604	98,855,604
American Century VP Inflation Protection Fund - Class II	22,685	22,685	22,685
American Century VP Large Company Value Fund - Class I	2,996,408	2,996,408	2,996,408
American Century VP Large Company Value Fund - Class II	35,860,873	35,860,873	35,860,873
American Funds Asset Allocation Fund - Class 1	20,205,687	20,205,687	20,205,687
American Funds Asset Allocation Fund - Class 1A	10,654,834	10,654,834	10,654,834
American Funds Asset Allocation Fund - Class 4	197,384,725	197,384,725	197,384,725
American Funds Blue Chip Income and Growth Fund - Class 1	3,989,698	3,989,698	3,989,698
American Funds Blue Chip Income and Growth Fund - Class 1A	8,070,736	8,070,736	8,070,736
American Funds Blue Chip Income and Growth Fund - Class 4	46,599,969	46,599,969	46,599,969
American Funds Bond Fund - Class 1	6,957,268	6,957,268	6,957,268
American Funds Bond Fund - Class 1A	5,397,755	5,397,755	5,397,755
American Funds Capital Income Builder® - Class 1	1,113,033	1,113,033	1,113,033
American Funds Capital Income Builder® - Class 1A	5,697,611	5,697,611	5,697,611
American Funds Capital Income Builder® - Class 4	48,420,144	48,420,144	48,420,144
American Funds Global Balanced Fund - Class 1	711,904	711,904	711,904
American Funds Global Balanced Fund - Class 1A	2,270,504	2,270,504	2,270,504
American Funds Global Bond Fund - Class 1	3,042,027	3,042,027	3,042,027
American Funds Global Bond Fund - Class 1A	444,358	444,358	444,358
American Funds Global Growth and Income Fund - Class 1	1,571,104	1,571,104	1,571,104
American Funds Global Growth and Income Fund - Class 1A	1,889,440	1,889,440	1,889,440
American Funds Global Growth Fund - Class 1	2,477,551	2,477,551	2,477,551
American Funds Global Growth Fund - Class 1A	6,560,863	6,560,863	6,560,863
American Funds Global Growth Fund - Class 2	296,684,633	296,684,633	296,684,633
American Funds Global Growth Fund - Class 4	67,752,680	67,752,680	67,752,680
American Funds Global Small Capitalization Fund - Class 1	1,426,291	1,426,291	1,426,291
American Funds Global Small Capitalization Fund - Class 1A	560,250	560,250	560,250
American Funds Global Small Capitalization Fund - Class 2	370,661,349	370,661,349	370,661,349
American Funds Global Small Capitalization Fund - Class 4	19,936,374	19,936,374	19,936,374
American Funds Growth Fund - Class 1	9,338,393	9,338,393	9,338,393
American Funds Growth Fund - Class 1A	17,858,910	17,858,910	17,858,910
American Funds Growth Fund - Class 2	1,416,333,512	1,416,333,512	1,416,333,512
American Funds Growth Fund - Class 4	185,182,775	185,182,775	185,182,775
American Funds Growth-Income Fund - Class 1	6,371,454	6,371,454	6,371,454
American Funds Growth-Income Fund - Class 1A	10,886,758	10,886,758	10,886,758
American Funds Growth-Income Fund - Class 2	1,826,193,558	1,826,193,558	1,826,193,558
American Funds Growth-Income Fund - Class 4	138,659,193	138,659,193	138,659,193
American Funds High-Income Bond Fund - Class 1	1,811,097	1,811,097	1,811,097
American Funds High-Income Bond Fund - Class 1A	714,767	714,767	714,767
American Funds International Fund - Class 1	6,135,817	6,135,817	6,135,817
American Funds International Fund - Class 1A	7,027,247	7,027,247	7,027,247
American Funds International Fund - Class 2	605,722,874	605,722,874	605,722,874
American Funds International Fund - Class 4	49,361,239	49,361,239	49,361,239
American Funds International Growth and Income Fund - Class 1	1,798,773	1,798,773	1,798,773
American Funds International Growth and Income Fund - Class 1A	573,714	573,714	573,714
American Funds Managed Risk Asset Allocation Fund - Class P1	2,173,822	2,173,822	2,173,822
American Funds Managed Risk Asset Allocation Fund - Class P2	146,541,365	146,541,365	146,541,365
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	664,350	664,350	664,350
American Funds Managed Risk Growth Fund - Class P1	1,894,399	1,894,399	1,894,399
American Funds Managed Risk Growth-Income Fund - Class P1	390,065	390,065	390,065
American Funds Managed Risk International Fund - Class P1	553,978	553,978	553,978

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
American Funds Mortgage Fund - Class 1	$538,369	$538,369	$538,369
American Funds Mortgage Fund - Class 1A	482,435	482,435	482,435
American Funds Mortgage Fund - Class 4	4,702,349	4,702,349	4,702,349
American Funds New World Fund® - Class 1	4,187,579	4,187,579	4,187,579
American Funds New World Fund® - Class 1A	3,624,935	3,624,935	3,624,935
American Funds New World Fund® - Class 4	37,548,744	37,548,744	37,548,744
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	167,785	167,785	167,785
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	2,463,841	2,463,841	2,463,841
BlackRock Global Allocation V.I. Fund - Class I	4,111,675	4,111,675	4,111,675
BlackRock Global Allocation V.I. Fund - Class III	1,006,367,860	1,006,367,860	1,006,367,860
ClearBridge Variable Aggressive Growth Portfolio - Class I	344,891	344,891	344,891
ClearBridge Variable Aggressive Growth Portfolio - Class II	23,133,641	23,133,641	23,133,641
ClearBridge Variable Large Cap Growth Portfolio - Class I	2,257,432	2,257,432	2,257,432
ClearBridge Variable Large Cap Growth Portfolio - Class II	147,206,219	147,206,219	147,206,219
ClearBridge Variable Mid Cap Portfolio - Class I	921,235	921,235	921,235
ClearBridge Variable Mid Cap Portfolio - Class II	48,796,806	48,796,806	48,796,806
Columbia VP Commodity Strategy Fund - Class 1	230,870	230,870	230,870
Columbia VP Commodity Strategy Fund - Class 2	742,820	742,820	742,820
Columbia VP Emerging Markets Bond Fund - Class 1	369,068	369,068	369,068
Columbia VP Emerging Markets Bond Fund - Class 2	2,909,625	2,909,625	2,909,625
Columbia VP Strategic Income Fund - Class 1	1,161,872	1,161,872	1,161,872
Columbia VP Strategic Income Fund - Class 2	11,370,029	11,370,029	11,370,029
Delaware VIP® Diversified Income Series - Service Class	2,017,168,236	2,017,168,236	2,017,168,236
Delaware VIP® Diversified Income Series - Standard Class	14,407,947	14,407,947	14,407,947
Delaware VIP® Emerging Markets Series - Service Class	309,720,808	309,720,808	309,720,808
Delaware VIP® Emerging Markets Series - Standard Class	686,362	686,362	686,362
Delaware VIP® High Yield Series - Service Class	105,163,601	105,163,601	105,163,601
Delaware VIP® High Yield Series - Standard Class	2,248,162	2,248,162	2,248,162
Delaware VIP® International Value Equity Series - Standard Class	76,663	76,663	76,663
Delaware VIP® Limited-Term Diversified Income Series - Service Class	1,158,773,216	1,158,773,216	1,158,773,216
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	2,740,252	2,740,252	2,740,252
Delaware VIP® REIT Series - Service Class	147,878,160	147,878,160	147,878,160
Delaware VIP® REIT Series - Standard Class	3,831,186	3,831,186	3,831,186
Delaware VIP® Small Cap Value Series - Service Class	439,559,144	439,559,144	439,559,144
Delaware VIP® Small Cap Value Series - Standard Class	8,139,766	8,139,766	8,139,766
Delaware VIP® Smid Cap Core Series - Service Class	177,161,600	177,161,600	177,161,600
Delaware VIP® Smid Cap Core Series - Standard Class	6,597,353	6,597,353	6,597,353
Delaware VIP® U.S. Growth Series - Service Class	311,253,627	311,253,627	311,253,627
Delaware VIP® U.S. Growth Series - Standard Class	146,999	146,999	146,999
Delaware VIP® Value Series - Service Class	336,344,731	336,344,731	336,344,731
Delaware VIP® Value Series - Standard Class	7,545,400	7,545,400	7,545,400
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,605,304	1,605,304	1,605,304
DWS Alternative Asset Allocation VIP Portfolio - Class B	46,189,814	46,189,814	46,189,814
DWS Equity 500 Index VIP Portfolio - Class A	6,382,046	6,382,046	6,382,046
DWS Small Cap Index VIP Portfolio - Class A	2,924,463	2,924,463	2,924,463
Eaton Vance VT Floating-Rate Income Fund - ADV Class	4,229,636	4,229,636	4,229,636
Eaton Vance VT Floating-Rate Income Fund - Initial Class	27,231,876	27,231,876	27,231,876
Fidelity® VIP Balanced Portfolio - Initial Class	347,250	347,250	347,250
Fidelity® VIP Balanced Portfolio - Service Class 2	36,582,102	36,582,102	36,582,102
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,823,811	3,823,811	3,823,811
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,237,669,901	1,237,669,901	1,237,669,901
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	789,129	789,129	789,129
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	20,866,844	20,866,844	20,866,844
Fidelity® VIP Growth Portfolio - Initial Class	6,288,142	6,288,142	6,288,142
Fidelity® VIP Growth Portfolio - Service Class 2	251,667,952	251,667,952	251,667,952
Fidelity® VIP Mid Cap Portfolio - Initial Class	2,188,212	2,188,212	2,188,212
Fidelity® VIP Mid Cap Portfolio - Service Class 2	576,800,583	576,800,583	576,800,583
Fidelity® VIP Strategic Income Portfolio - Initial Class	1,868,659	1,868,659	1,868,659
Fidelity® VIP Strategic Income Portfolio - Service Class 2	22,458,743	22,458,743	22,458,743
First Trust Dorsey Wright Tactical Core Portfolio - Class I	9,938,685	9,938,685	9,938,685
First Trust Dorsey Wright Tactical Core Portfolio - Class II	42,970	42,970	42,970

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
First Trust Multi Income Allocation Portfolio - Class I	$7,280,654	$7,280,654	$7,280,654
First Trust Multi Income Allocation Portfolio - Class II	33,731	33,731	33,731
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	181,711,700	181,711,700	181,711,700
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	1,305,508	1,305,508	1,305,508
Franklin Allocation VIP Fund - Class 4	8,669,118	8,669,118	8,669,118
Franklin Income VIP Fund - Class 1	315,920	315,920	315,920
Franklin Income VIP Fund - Class 2	483,947,543	483,947,543	483,947,543
Franklin Income VIP Fund - Class 4	105,390,148	105,390,148	105,390,148
Franklin Mutual Shares VIP Fund - Class 1	715,481	715,481	715,481
Franklin Mutual Shares VIP Fund - Class 2	643,775,979	643,775,979	643,775,979
Franklin Mutual Shares VIP Fund - Class 4	35,459,669	35,459,669	35,459,669
Franklin Rising Dividends VIP Fund - Class 1	883,704	883,704	883,704
Franklin Rising Dividends VIP Fund - Class 4	32,977,397	32,977,397	32,977,397
Franklin Small Cap Value VIP Fund - Class 1	615,116	615,116	615,116
Franklin Small Cap Value VIP Fund - Class 4	9,346,379	9,346,379	9,346,379
Franklin Small-Mid Cap Growth VIP Fund - Class 1	730,956	730,956	730,956
Franklin Small-Mid Cap Growth VIP Fund - Class 4	7,984,799	7,984,799	7,984,799
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	486,543	486,543	486,543
Goldman Sachs VIT Government Money Market Fund - Service Shares	24,395,322	24,395,322	24,395,322
Goldman Sachs VIT Large Cap Value Fund - Service Shares	141,063,268	141,063,268	141,063,268
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	2,333,418	2,333,418	2,333,418
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	720,081	720,081	720,081
Guggenheim VT Long Short Equity	4,043,131	4,043,131	4,043,131
Guggenheim VT Multi-Hedge Strategies	4,851,999	4,851,999	4,851,999
Hartford Capital Appreciation HLS Fund - Class IA	76,568	76,568	76,568
Hartford Capital Appreciation HLS Fund - Class IC	13,944,694	13,944,694	13,944,694
Invesco Oppenheimer V.I. Global Fund - Series II Shares	8,582,552	8,582,552	8,582,552
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	803,467	803,467	803,467
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	16,258,622	16,258,622	16,258,622
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	571,950	571,950	571,950
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	17,135,467	17,135,467	17,135,467
Invesco V.I. American Franchise Fund - Series I Shares	2,557,796	2,557,796	2,557,796
Invesco V.I. American Franchise Fund - Series II Shares	1,682,864	1,682,864	1,682,864
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	1,376,482	1,376,482	1,376,482
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	13,686,453	13,686,453	13,686,453
Invesco V.I. Comstock Fund - Series I Shares	297,683	297,683	297,683
Invesco V.I. Comstock Fund - Series II Shares	8,185,352	8,185,352	8,185,352
Invesco V.I. Core Equity Fund - Series I Shares	5,603,944	5,603,944	5,603,944
Invesco V.I. Core Equity Fund - Series II Shares	1,326,705	1,326,705	1,326,705
Invesco V.I. Diversified Dividend Fund - Series I Shares	768,072	768,072	768,072
Invesco V.I. Diversified Dividend Fund - Series II Shares	18,959,768	18,959,768	18,959,768
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	5,460,830	5,460,830	5,460,830
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	196,609,698	196,609,698	196,609,698
Invesco V.I. Equity and Income Fund - Series I Shares	45,823	45,823	45,823
Invesco V.I. Equity and Income Fund - Series II Shares	12,115,489	12,115,489	12,115,489
Invesco V.I. International Growth Fund - Series I Shares	2,081,486	2,081,486	2,081,486
Invesco V.I. International Growth Fund - Series II Shares	75,031,915	75,031,915	75,031,915
Ivy VIP Asset Strategy Portfolio - Class I	8,877	8,877	8,877
Ivy VIP Asset Strategy Portfolio - Class II	9,490,457	9,490,457	9,490,457
Ivy VIP Energy Portfolio - Class I	14,949	14,949	14,949
Ivy VIP Energy Portfolio - Class II	4,513,862	4,513,862	4,513,862
Ivy VIP High Income Portfolio - Class I	1,539,452	1,539,452	1,539,452
Ivy VIP High Income Portfolio - Class II	23,476,122	23,476,122	23,476,122
Ivy VIP Mid Cap Growth Portfolio - Class I	3,908,581	3,908,581	3,908,581
Ivy VIP Mid Cap Growth Portfolio - Class II	15,508,733	15,508,733	15,508,733
Ivy VIP Science and Technology Portfolio - Class I	570,415	570,415	570,415
Ivy VIP Science and Technology Portfolio - Class II	36,260,046	36,260,046	36,260,046
Ivy VIP Small Cap Growth Portfolio - Class I	202,151	202,151	202,151
Ivy VIP Small Cap Growth Portfolio - Class II	6,437,305	6,437,305	6,437,305
Janus Henderson Balanced Portfolio - Service Shares	15,219,007	15,219,007	15,219,007
Janus Henderson Enterprise Portfolio - Service Shares	7,137,194	7,137,194	7,137,194

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
Janus Henderson Global Research Portfolio - Service Shares	$597,262	$597,262	$597,262
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	4,426,567	4,426,567	4,426,567
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	134,203,891	134,203,891	134,203,891
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	5,174,838	5,174,838	5,174,838
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	345,550	345,550	345,550
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	4,466,970	4,466,970	4,466,970
Lincoln iShares® Global Growth Allocation Fund - Standard Class	588,554	588,554	588,554
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	1,113,835	1,113,835	1,113,835
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	38,351,237	38,351,237	38,351,237
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	18,429,499	18,429,499	18,429,499
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	13,446,981	13,446,981	13,446,981
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	41,481,075	41,481,075	41,481,075
LVIP American Balanced Allocation Fund - Service Class	58,819,179	58,819,179	58,819,179
LVIP American Balanced Allocation Fund - Standard Class	9,817,051	9,817,051	9,817,051
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	480,547,031	480,547,031	480,547,031
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	33,991,163	33,991,163	33,991,163
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	449,767	449,767	449,767
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	85,049,722	85,049,722	85,049,722
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	436,981	436,981	436,981
LVIP American Global Growth Fund - Service Class II	304,248,747	304,248,747	304,248,747
LVIP American Global Small Capitalization Fund - Service Class II	72,776,761	72,776,761	72,776,761
LVIP American Growth Allocation Fund - Service Class	43,219,315	43,219,315	43,219,315
LVIP American Growth Allocation Fund - Standard Class	4,668,395	4,668,395	4,668,395
LVIP American Growth Fund - Service Class II	952,636,064	952,636,064	952,636,064
LVIP American Growth-Income Fund - Service Class II	834,035,032	834,035,032	834,035,032
LVIP American Income Allocation Fund - Standard Class	80,110	80,110	80,110
LVIP American International Fund - Service Class II	251,140,717	251,140,717	251,140,717
LVIP American Preservation Fund - Service Class	8,799,619	8,799,619	8,799,619
LVIP American Preservation Fund - Standard Class	221,984	221,984	221,984
LVIP Baron Growth Opportunities Fund - Service Class	262,267,497	262,267,497	262,267,497
LVIP Baron Growth Opportunities Fund - Standard Class	1,106,079	1,106,079	1,106,079
LVIP BlackRock Advantage Allocation Fund - Service Class	9,492,636	9,492,636	9,492,636
LVIP BlackRock Advantage Allocation Fund - Standard Class	20,654	20,654	20,654
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	1,349,908,838	1,349,908,838	1,349,908,838
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	497,111	497,111	497,111
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	860,861,024	860,861,024	860,861,024
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	154,629	154,629	154,629
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	441,261,497	441,261,497	441,261,497
LVIP BlackRock Global Real Estate Fund - Service Class	95,284,039	95,284,039	95,284,039
LVIP BlackRock Global Real Estate Fund - Standard Class	1,555,290	1,555,290	1,555,290
LVIP BlackRock Inflation Protected Bond Fund - Service Class	732,840,789	732,840,789	732,840,789
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	3,986,889	3,986,889	3,986,889
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	502,645,730	502,645,730	502,645,730
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	906,351,894	906,351,894	906,351,894
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2,247,802	2,247,802	2,247,802
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	695,750,916	695,750,916	695,750,916
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	109,064	109,064	109,064
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	519,138,469	519,138,469	519,138,469
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	70,920	70,920	70,920
LVIP Delaware Bond Fund - Service Class	3,830,010,243	3,830,010,243	3,830,010,243
LVIP Delaware Bond Fund - Standard Class	66,336,120	66,336,120	66,336,120
LVIP Delaware Diversified Floating Rate Fund - Service Class	778,902,189	778,902,189	778,902,189
LVIP Delaware Diversified Floating Rate Fund - Standard Class	2,937,942	2,937,942	2,937,942
LVIP Delaware Social Awareness Fund - Service Class	65,455,651	65,455,651	65,455,651
LVIP Delaware Social Awareness Fund - Standard Class	6,480,771	6,480,771	6,480,771
LVIP Delaware Special Opportunities Fund - Service Class	113,150,904	113,150,904	113,150,904
LVIP Delaware Wealth Builder Fund - Service Class	16,637,639	16,637,639	16,637,639
LVIP Delaware Wealth Builder Fund - Standard Class	4,097,808	4,097,808	4,097,808
LVIP Dimensional International Core Equity Fund - Service Class	89,714,991	89,714,991	89,714,991
LVIP Dimensional International Core Equity Fund - Standard Class	10,435,299	10,435,299	10,435,299
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	538,074,901	538,074,901	538,074,901

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	$1,869,672	$1,869,672	$1,869,672
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	172,010,916	172,010,916	172,010,916
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	9,981,488	9,981,488	9,981,488
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	93,278,460	93,278,460	93,278,460
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	9,936,372	9,936,372	9,936,372
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	884,712,324	884,712,324	884,712,324
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	3,381,598	3,381,598	3,381,598
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	758,441,830	758,441,830	758,441,830
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	19,494,744	19,494,744	19,494,744
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	416,422,262	416,422,262	416,422,262
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	119,198	119,198	119,198
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	914,361,294	914,361,294	914,361,294
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	46,883	46,883	46,883
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	18,079,309	18,079,309	18,079,309
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	229,916	229,916	229,916
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	99,014,425	99,014,425	99,014,425
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	2,091,931	2,091,931	2,091,931
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,035,702,012	1,035,702,012	1,035,702,012
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	166,261	166,261	166,261
LVIP Global Growth Allocation Managed Risk Fund - Service Class	7,885,214,352	7,885,214,352	7,885,214,352
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	8,842,285	8,842,285	8,842,285
LVIP Global Income Fund - Service Class	566,003,310	566,003,310	566,003,310
LVIP Global Income Fund - Standard Class	793,102	793,102	793,102
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	6,217,351,488	6,217,351,488	6,217,351,488
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	4,507,772	4,507,772	4,507,772
LVIP Government Money Market Fund - Service Class	296,945,500	296,945,500	296,945,500
LVIP Government Money Market Fund - Standard Class	31,553,928	31,553,928	31,553,928
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	465,104,275	465,104,275	465,104,275
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	82,471	82,471	82,471
LVIP JPMorgan High Yield Fund - Service Class	202,901,408	202,901,408	202,901,408
LVIP JPMorgan High Yield Fund - Standard Class	2,483,317	2,483,317	2,483,317
LVIP JPMorgan Retirement Income Fund - Service Class	13,227,779	13,227,779	13,227,779
LVIP JPMorgan Retirement Income Fund - Standard Class	929,262	929,262	929,262
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	592,794,642	592,794,642	592,794,642
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	278,411	278,411	278,411
LVIP Loomis Sayles Global Growth Fund - Service Class	625,750	625,750	625,750
LVIP Loomis Sayles Global Growth Fund - Standard Class	48,669	48,669	48,669
LVIP MFS International Equity Managed Volatility Fund - Service Class	550,471,700	550,471,700	550,471,700
LVIP MFS International Growth Fund - Service Class	239,960,020	239,960,020	239,960,020
LVIP MFS International Growth Fund - Standard Class	967,899	967,899	967,899
LVIP MFS Value Fund - Service Class	1,039,310,388	1,039,310,388	1,039,310,388
LVIP MFS Value Fund - Standard Class	2,834,769	2,834,769	2,834,769
LVIP Mondrian International Value Fund - Service Class	265,297,173	265,297,173	265,297,173
LVIP Mondrian International Value Fund - Standard Class	9,685,168	9,685,168	9,685,168
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	60,772,868	60,772,868	60,772,868
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	37,987	37,987	37,987
LVIP PIMCO Low Duration Bond Fund - Service Class	524,421,705	524,421,705	524,421,705
LVIP PIMCO Low Duration Bond Fund - Standard Class	6,393,755	6,393,755	6,393,755
LVIP SSGA Bond Index Fund - Service Class	897,310,633	897,310,633	897,310,633
LVIP SSGA Bond Index Fund - Standard Class	9,397,551	9,397,551	9,397,551
LVIP SSGA Conservative Index Allocation Fund - Service Class	74,344,768	74,344,768	74,344,768
LVIP SSGA Conservative Index Allocation Fund - Standard Class	91,756	91,756	91,756
LVIP SSGA Conservative Structured Allocation Fund - Service Class	154,489,748	154,489,748	154,489,748
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	689,119	689,119	689,119
LVIP SSGA Developed International 150 Fund - Service Class	141,788,782	141,788,782	141,788,782
LVIP SSGA Developed International 150 Fund - Standard Class	1,086,629	1,086,629	1,086,629
LVIP SSGA Emerging Markets 100 Fund - Service Class	161,919,562	161,919,562	161,919,562
LVIP SSGA Emerging Markets 100 Fund - Standard Class	3,695,796	3,695,796	3,695,796
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	3,766,193	3,766,193	3,766,193

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	$571,391	$571,391	$571,391
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	764,421,527	764,421,527	764,421,527
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	681,522	681,522	681,522
LVIP SSGA International Index Fund - Service Class	285,999,479	285,999,479	285,999,479
LVIP SSGA International Index Fund - Standard Class	5,597,115	5,597,115	5,597,115
LVIP SSGA International Managed Volatility Fund - Service Class	347,884,977	347,884,977	347,884,977
LVIP SSGA International Managed Volatility Fund - Standard Class	148,264	148,264	148,264
LVIP SSGA Large Cap 100 Fund - Service Class	335,489,909	335,489,909	335,489,909
LVIP SSGA Large Cap 100 Fund - Standard Class	5,408,616	5,408,616	5,408,616
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	690,589,285	690,589,285	690,589,285
LVIP SSGA Mid-Cap Index Fund - Service Class	97,785,638	97,785,638	97,785,638
LVIP SSGA Mid-Cap Index Fund - Standard Class	5,379,773	5,379,773	5,379,773
LVIP SSGA Moderate Index Allocation Fund - Service Class	249,717,225	249,717,225	249,717,225
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,552,417	1,552,417	1,552,417
LVIP SSGA Moderate Structured Allocation Fund - Service Class	687,544,662	687,544,662	687,544,662
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	934,239	934,239	934,239
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	217,105,923	217,105,923	217,105,923
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	3,626,780	3,626,780	3,626,780
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	400,521,801	400,521,801	400,521,801
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	2,301,852	2,301,852	2,301,852
LVIP SSGA S&P 500 Index Fund - Service Class	1,327,146,985	1,327,146,985	1,327,146,985
LVIP SSGA S&P 500 Index Fund - Standard Class	69,701,663	69,701,663	69,701,663
LVIP SSGA Short-Term Bond Index Fund - Service Class	101,119,811	101,119,811	101,119,811
LVIP SSGA Short-Term Bond Index Fund - Standard Class	2,702,294	2,702,294	2,702,294
LVIP SSGA Small-Cap Index Fund - Service Class	397,700,809	397,700,809	397,700,809
LVIP SSGA Small-Cap Index Fund - Standard Class	10,786,861	10,786,861	10,786,861
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	151,249,518	151,249,518	151,249,518
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	5,627,931	5,627,931	5,627,931
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	555,084,930	555,084,930	555,084,930
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	61,647	61,647	61,647
LVIP T. Rowe Price 2010 Fund - Service Class	5,391,098	5,391,098	5,391,098
LVIP T. Rowe Price 2020 Fund - Service Class	8,395,444	8,395,444	8,395,444
LVIP T. Rowe Price 2030 Fund - Service Class	4,320,349	4,320,349	4,320,349
LVIP T. Rowe Price 2040 Fund - Service Class	4,749,561	4,749,561	4,749,561
LVIP T. Rowe Price Growth Stock Fund - Service Class	361,991,166	361,991,166	361,991,166
LVIP T. Rowe Price Growth Stock Fund - Standard Class	3,529,872	3,529,872	3,529,872
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	278,210,550	278,210,550	278,210,550
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	3,369,519	3,369,519	3,369,519
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	77,894,950	77,894,950	77,894,950
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	139,647	139,647	139,647
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1,440,535,272	1,440,535,272	1,440,535,272
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	1,538,311	1,538,311	1,538,311
LVIP Vanguard Domestic Equity ETF Fund - Service Class	304,757,104	304,757,104	304,757,104
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	5,633,407	5,633,407	5,633,407
LVIP Vanguard International Equity ETF Fund - Service Class	214,600,065	214,600,065	214,600,065
LVIP Vanguard International Equity ETF Fund - Standard Class	10,896,006	10,896,006	10,896,006
LVIP Wellington Capital Growth Fund - Service Class	409,005,671	409,005,671	409,005,671
LVIP Wellington Capital Growth Fund - Standard Class	1,472,386	1,472,386	1,472,386
LVIP Wellington Mid-Cap Value Fund - Service Class	118,157,095	118,157,095	118,157,095
LVIP Wellington Mid-Cap Value Fund - Standard Class	648,005	648,005	648,005
LVIP Western Asset Core Bond Fund - Service Class	253,487,365	253,487,365	253,487,365
LVIP Western Asset Core Bond Fund - Standard Class	7,297,019	7,297,019	7,297,019
MFS® VIT Growth Series - Initial Class	5,298,058	5,298,058	5,298,058
MFS® VIT Growth Series - Service Class	197,377,758	197,377,758	197,377,758
MFS® VIT Total Return Series - Initial Class	6,204,503	6,204,503	6,204,503
MFS® VIT Total Return Series - Service Class	105,278,923	105,278,923	105,278,923
MFS® VIT Utilities Series - Initial Class	6,530,409	6,530,409	6,530,409
MFS® VIT Utilities Series - Service Class	183,356,573	183,356,573	183,356,573
MFS® VIT II Core Equity Portfolio - Service Class	2,780,408	2,780,408	2,780,408
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	1,136,756	1,136,756	1,136,756
MFS® VIT II International Intrinsic Value Portfolio - Service Class	32,814,935	32,814,935	32,814,935

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	$359,931	$359,931	$359,931
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	8,783,143	8,783,143	8,783,143
Morgan Stanley VIF Growth Portfolio - Class II	2,843,239	2,843,239	2,843,239
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	19,929,374	19,929,374	19,929,374
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	3,938,719	3,938,719	3,938,719
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	109,499	109,499	109,499
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	9,916,637	9,916,637	9,916,637
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	24,259	24,259	24,259
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	4,861,077	4,861,077	4,861,077
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	99,823	99,823	99,823
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	3,641,296	3,641,296	3,641,296
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	75,649	75,649	75,649
Putnam VT Equity Income Fund - Class IA	195,041	195,041	195,041
Putnam VT Equity Income Fund - Class IB	5,004,026	5,004,026	5,004,026
Putnam VT George Putnam Balanced Fund - Class IA	481,594	481,594	481,594
Putnam VT George Putnam Balanced Fund - Class IB	63,064,701	63,064,701	63,064,701
Putnam VT Global Health Care Fund - Class IA	368,267	368,267	368,267
Putnam VT Global Health Care Fund - Class IB	18,342,329	18,342,329	18,342,329
Putnam VT Income Fund - Class IA	261,910	261,910	261,910
Putnam VT Income Fund - Class IB	8,872,619	8,872,619	8,872,619
Putnam VT Multi-Asset Absolute Return Fund - Class IA	57,749	57,749	57,749
Putnam VT Multi-Asset Absolute Return Fund - Class IB	2,611,357	2,611,357	2,611,357
QS Variable Conservative Growth - Class II	8,211,581	8,211,581	8,211,581
Rational Trend Aggregation VA Fund	1,068,363	1,068,363	1,068,363
SEI VP Market Growth Strategy Fund - Class II	2,178,824	2,178,824	2,178,824
SEI VP Market Growth Strategy Fund - Class III	2,748,918	2,748,918	2,748,918
SEI VP Market Plus Strategy Fund - Class III	1,070,083	1,070,083	1,070,083
Templeton Foreign VIP Fund - Class 1	76,212	76,212	76,212
Templeton Foreign VIP Fund - Class 4	3,723,168	3,723,168	3,723,168
Templeton Global Bond VIP Fund - Class 1	4,870,746	4,870,746	4,870,746
Templeton Global Bond VIP Fund - Class 2	279,416,362	279,416,362	279,416,362
Templeton Global Bond VIP Fund - Class 4	30,945,969	30,945,969	30,945,969
Templeton Growth VIP Fund - Class 2	22,080,782	22,080,782	22,080,782
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	11,618,536	11,618,536	11,618,536
VanEck VIP Global Hard Assets Fund - Class S Shares	3,189,559	3,189,559	3,189,559
VanEck VIP Global Hard Assets Fund - Initial Class Shares	335,098	335,098	335,098
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	15,896,953	15,896,953	15,896,953
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	827,527	827,527	827,527

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life Variable Annuity Account N

Statements of operations

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$46,721	$(482,743)	$(436,022)	$1,952,499	$1,636,902
AB VPS International Value Portfolio - Class B	8	(12)	(4)	(3)	—
AB VPS Large Cap Growth Portfolio - Class B	—	(151,121)	(151,121)	611,285	1,182,635
AB VPS Small/Mid Cap Value Portfolio - Class A	4,922	(3,661)	1,261	(17,696)	91,849
AB VPS Small/Mid Cap Value Portfolio - Class B	623,582	(3,111,398)	(2,487,816)	(1,375,859)	21,538,585
ALPS/Alerian Energy Infrastructure Portfolio - Class I	8,908	(1,522)	7,386	(1,533)	—
ALPS/Alerian Energy Infrastructure Portfolio - Class III	80,325	(55,290)	25,035	(77,633)	—
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	—	(757)	(757)	1,280	1,899
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	—	(152,168)	(152,168)	196,028	159,015
ALPS/Stadion Core ETF Portfolio - Class I	303	(1,602)	(1,299)	5,704	1,162
ALPS/Stadion Core ETF Portfolio - Class III	292,530	(197,682)	94,848	(87,210)	982,786
ALPS/Stadion Tactical Growth Portfolio - Class III	16,305	(47,779)	(31,474)	(282,526)	851,432
American Century VP Balanced Fund - Class I	3,866	(1,950)	1,916	5,509	5,004
American Century VP Balanced Fund - Class II	1,115,425	(1,323,441)	(208,016)	543,107	1,749,818
American Century VP Inflation Protection Fund - Class II	547	(505)	42	(33)	—
American Century VP Large Company Value Fund - Class I	44,301	(11,324)	32,977	8,331	43,591
American Century VP Large Company Value Fund - Class II	488,821	(400,218)	88,603	114,027	478,311
American Funds Asset Allocation Fund - Class 1	408,167	(107,615)	300,552	46,188	950,841
American Funds Asset Allocation Fund - Class 1A	188,233	(44,176)	144,057	(10,261)	412,763
American Funds Asset Allocation Fund - Class 4	3,087,859	(1,972,637)	1,115,222	380,360	8,229,390
American Funds Blue Chip Income and Growth Fund - Class 1	84,882	(30,835)	54,047	(3,730)	289,144
American Funds Blue Chip Income and Growth Fund - Class 1A	143,023	(29,760)	113,263	(37,798)	363,602
American Funds Blue Chip Income and Growth Fund - Class 4	809,927	(437,321)	372,606	(247,824)	3,080,264
American Funds Bond Fund - Class 1	190,164	(52,234)	137,930	3,284	—
American Funds Bond Fund - Class 1A	138,185	(31,021)	107,164	18,752	—
American Funds Capital Income Builder® - Class 1	34,435	(5,024)	29,411	6,159	—
American Funds Capital Income Builder® - Class 1A	125,473	(19,177)	106,296	2,461	—
American Funds Capital Income Builder® - Class 4	1,147,341	(532,861)	614,480	170,238	—
American Funds Global Balanced Fund - Class 1	10,132	(3,825)	6,307	3,901	18,594
American Funds Global Balanced Fund - Class 1A	27,873	(11,597)	16,276	(301)	60,565
American Funds Global Bond Fund - Class 1	54,379	(25,880)	28,499	6,028	—
American Funds Global Bond Fund - Class 1A	6,654	(2,102)	4,552	1,559	—
American Funds Global Growth and Income Fund - Class 1	31,415	(13,466)	17,949	9,425	71,595
American Funds Global Growth and Income Fund - Class 1A	33,297	(7,218)	26,079	(5,980)	65,718
American Funds Global Growth Fund - Class 1	30,785	(15,383)	15,402	35,129	116,148
American Funds Global Growth Fund - Class 1A	68,084	(30,966)	37,118	4,588	301,245
American Funds Global Growth Fund - Class 2	3,059,497	(4,351,721)	(1,292,224)	9,577,289	15,672,308
American Funds Global Growth Fund - Class 4	571,950	(604,881)	(32,931)	366,785	3,127,442
American Funds Global Small Capitalization Fund - Class 1	5,312	(10,378)	(5,066)	11,741	84,593
American Funds Global Small Capitalization Fund - Class 1A	1,025	(1,978)	(953)	426	26,598
American Funds Global Small Capitalization Fund - Class 2	554,057	(4,511,994)	(3,957,937)	9,194,154	22,846,995
American Funds Global Small Capitalization Fund - Class 4	1,429	(184,995)	(183,566)	30,103	1,074,314
American Funds Growth Fund - Class 1	88,619	(75,001)	13,618	136,140	1,037,107
American Funds Growth Fund - Class 1A	121,475	(71,740)	49,735	6,123	1,341,702
American Funds Growth Fund - Class 2	9,953,956	(22,484,764)	(12,530,808)	41,790,626	144,240,066
American Funds Growth Fund - Class 4	941,770	(1,795,414)	(853,644)	849,598	16,491,921
American Funds Growth-Income Fund - Class 1	114,989	(48,069)	66,920	43,463	640,227
American Funds Growth-Income Fund - Class 1A	168,214	(46,714)	121,500	(19,074)	860,967
American Funds Growth-Income Fund - Class 2	28,959,861	(25,790,528)	3,169,333	43,779,503	179,346,961
American Funds Growth-Income Fund - Class 4	1,904,450	(1,343,441)	561,009	(15,836)	11,909,864
American Funds High-Income Bond Fund - Class 1	114,110	(13,688)	100,422	(6,754)	—
American Funds High-Income Bond Fund - Class 1A	43,996	(6,556)	37,440	(6,969)	—
American Funds International Fund - Class 1	98,477	(41,596)	56,881	4,524	149,927
American Funds International Fund - Class 1A	94,754	(26,625)	68,129	(75,550)	140,919
American Funds International Fund - Class 2	8,391,365	(8,537,590)	(146,225)	6,841,290	15,122,420
American Funds International Fund - Class 4	581,572	(492,007)	89,565	(168,148)	1,140,330
American Funds International Growth and Income Fund - Class 1	46,373	(15,242)	31,131	12,822	19,606

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$1	$3,589,402	$4,140,662	$7,294,042
AB VPS International Value Portfolio - Class B	—	(3)	147	140
AB VPS Large Cap Growth Portfolio - Class B	—	1,793,920	911,024	2,553,823
AB VPS Small/Mid Cap Value Portfolio - Class A	—	74,153	58,355	133,769
AB VPS Small/Mid Cap Value Portfolio - Class B	2	20,162,728	13,569,136	31,244,048
ALPS/Alerian Energy Infrastructure Portfolio - Class I	—	(1,533)	63,630	69,483
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	(77,633)	870,818	818,220
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	—	3,179	46,055	48,477
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	1	355,044	3,759,839	3,962,715
ALPS/Stadion Core ETF Portfolio - Class I	—	6,866	28,977	34,544
ALPS/Stadion Core ETF Portfolio - Class III	—	895,576	544,158	1,534,582
ALPS/Stadion Tactical Growth Portfolio - Class III	—	568,906	(197,836)	339,596
American Century VP Balanced Fund - Class I	—	10,513	28,329	40,758
American Century VP Balanced Fund - Class II	—	2,292,925	11,032,259	13,117,168
American Century VP Inflation Protection Fund - Class II	—	(33)	1,504	1,513
American Century VP Large Company Value Fund - Class I	—	51,922	357,289	442,188
American Century VP Large Company Value Fund - Class II	—	592,338	4,573,465	5,254,406
American Funds Asset Allocation Fund - Class 1	—	997,029	2,237,601	3,535,182
American Funds Asset Allocation Fund - Class 1A	—	402,502	1,048,439	1,594,998
American Funds Asset Allocation Fund - Class 4	—	8,609,750	19,169,139	28,894,111
American Funds Blue Chip Income and Growth Fund - Class 1	—	285,414	372,129	711,590
American Funds Blue Chip Income and Growth Fund - Class 1A	—	325,804	572,702	1,011,769
American Funds Blue Chip Income and Growth Fund - Class 4	1	2,832,441	3,737,543	6,942,590
American Funds Bond Fund - Class 1	—	3,284	425,395	566,609
American Funds Bond Fund - Class 1A	—	18,752	221,777	347,693
American Funds Capital Income Builder® - Class 1	—	6,159	138,631	174,201
American Funds Capital Income Builder® - Class 1A	—	2,461	529,436	638,193
American Funds Capital Income Builder® - Class 4	—	170,238	5,581,855	6,366,573
American Funds Global Balanced Fund - Class 1	—	22,495	79,086	107,888
American Funds Global Balanced Fund - Class 1A	—	60,264	309,314	385,854
American Funds Global Bond Fund - Class 1	—	6,028	170,936	205,463
American Funds Global Bond Fund - Class 1A	—	1,559	21,892	28,003
American Funds Global Growth and Income Fund - Class 1	—	81,020	277,679	376,648
American Funds Global Growth and Income Fund - Class 1A	—	59,738	276,760	362,577
American Funds Global Growth Fund - Class 1	1	151,278	483,918	650,598
American Funds Global Growth Fund - Class 1A	—	305,833	1,282,292	1,625,243
American Funds Global Growth Fund - Class 2	2	25,249,599	56,340,855	80,298,230
American Funds Global Growth Fund - Class 4	—	3,494,227	12,433,710	15,895,006
American Funds Global Small Capitalization Fund - Class 1	—	96,334	270,063	361,331
American Funds Global Small Capitalization Fund - Class 1A	—	27,024	90,386	116,457
American Funds Global Small Capitalization Fund - Class 2	4	32,041,153	65,211,762	93,294,978
American Funds Global Small Capitalization Fund - Class 4	—	1,104,417	3,218,027	4,138,878
American Funds Growth Fund - Class 1	1	1,173,248	1,406,257	2,593,123
American Funds Growth Fund - Class 1A	—	1,347,825	2,155,518	3,553,078
American Funds Growth Fund - Class 2	2	186,030,694	168,310,089	341,809,975
American Funds Growth Fund - Class 4	—	17,341,519	22,741,756	39,229,631
American Funds Growth-Income Fund - Class 1	—	683,690	691,012	1,441,622
American Funds Growth-Income Fund - Class 1A	—	841,893	962,972	1,926,365
American Funds Growth-Income Fund - Class 2	8	223,126,472	157,850,814	384,146,619
American Funds Growth-Income Fund - Class 4	—	11,894,028	12,333,826	24,788,863
American Funds High-Income Bond Fund - Class 1	—	(6,754)	102,242	195,910
American Funds High-Income Bond Fund - Class 1A	—	(6,969)	41,259	71,730
American Funds International Fund - Class 1	—	154,451	969,248	1,180,580
American Funds International Fund - Class 1A	—	65,369	1,055,754	1,189,252
American Funds International Fund - Class 2	4	21,963,714	92,431,908	114,249,397
American Funds International Fund - Class 4	—	972,182	7,196,265	8,258,012
American Funds International Growth and Income Fund - Class 1	—	32,428	282,548	346,107

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
American Funds International Growth and Income Fund - Class 1A	$13,773	$(3,070)	$10,703	$49	$5,925
American Funds Managed Risk Asset Allocation Fund - Class P1	4,630	(15,158)	(10,528)	(3,976)	65,259
American Funds Managed Risk Asset Allocation Fund - Class P2	3,134,573	(1,990,202)	1,144,371	369,277	5,752,362
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	10,837	(4,838)	5,999	(17,122)	33,405
American Funds Managed Risk Growth Fund - Class P1	16,502	(7,725)	8,777	(5,816)	64,127
American Funds Managed Risk Growth-Income Fund - Class P1	2,242	(1,676)	566	1,210	3,130
American Funds Managed Risk International Fund - Class P1	7,519	(4,139)	3,380	(944)	13,862
American Funds Mortgage Fund - Class 1	14,203	(7,029)	7,174	(520)	—
American Funds Mortgage Fund - Class 1A	12,000	(2,487)	9,513	9,268	—
American Funds Mortgage Fund - Class 4	104,504	(58,490)	46,014	(26,128)	—
American Funds New World Fund® - Class 1	46,906	(29,100)	17,806	79,684	154,314
American Funds New World Fund® - Class 1A	30,994	(11,338)	19,656	2,543	103,657
American Funds New World Fund® - Class 4	256,899	(356,153)	(99,254)	309,164	1,183,488
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	3,672	(1,600)	2,072	(1,157)	—
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	50,110	(15,430)	34,680	11,304	—
BlackRock Global Allocation V.I. Fund - Class I	50,473	(20,445)	30,028	4,810	133,460
BlackRock Global Allocation V.I. Fund - Class III	12,334,209	(16,504,711)	(4,170,502)	(494,001)	38,738,818
ClearBridge Variable Aggressive Growth Portfolio - Class I	3,110	(1,204)	1,906	(196)	5,840
ClearBridge Variable Aggressive Growth Portfolio - Class II	161,721	(249,086)	(87,365)	(359,345)	401,989
ClearBridge Variable Large Cap Growth Portfolio - Class I	7,018	(10,393)	(3,375)	15,468	100,378
ClearBridge Variable Large Cap Growth Portfolio - Class II	159,149	(1,632,928)	(1,473,779)	1,065,136	6,304,341
ClearBridge Variable Mid Cap Portfolio - Class I	4,999	(3,461)	1,538	5,011	7,693
ClearBridge Variable Mid Cap Portfolio - Class II	163,703	(545,846)	(382,143)	259,160	435,135
Columbia VP Commodity Strategy Fund - Class 1	2,616	(829)	1,787	(791)	—
Columbia VP Commodity Strategy Fund - Class 2	6,986	(7,334)	(348)	(12,408)	—
Columbia VP Emerging Markets Bond Fund - Class 1	16,258	(1,128)	15,130	(243)	—
Columbia VP Emerging Markets Bond Fund - Class 2	114,403	(26,807)	87,596	(16,788)	—
Columbia VP Strategic Income Fund - Class 1	43,083	(3,819)	39,264	2,646	—
Columbia VP Strategic Income Fund - Class 2	262,250	(74,564)	187,686	28,951	—
Delaware VIP® Diversified Income Series - Service Class	51,195,812	(30,844,391)	20,351,421	(3,525,911)	—
Delaware VIP® Diversified Income Series - Standard Class	362,541	(83,941)	278,600	30,553	—
Delaware VIP® Emerging Markets Series - Service Class	1,172,110	(4,733,229)	(3,561,119)	5,521,638	6,393,330
Delaware VIP® Emerging Markets Series - Standard Class	4,410	(3,350)	1,060	(6,656)	13,658
Delaware VIP® High Yield Series - Service Class	6,962,924	(1,839,457)	5,123,467	(2,347,928)	—
Delaware VIP® High Yield Series - Standard Class	155,047	(32,955)	122,092	(18,568)	—
Delaware VIP® International Value Equity Series - Standard Class	1,616	(1,034)	582	(364)	1,258
Delaware VIP® Limited-Term Diversified Income Series - Service Class	28,072,178	(15,554,165)	12,518,013	(2,780,611)	—
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	68,070	(23,151)	44,919	1,515	—
Delaware VIP® REIT Series - Service Class	2,666,054	(2,246,547)	419,507	1,059,662	—
Delaware VIP® REIT Series - Standard Class	74,308	(39,137)	35,171	29,626	—
Delaware VIP® Small Cap Value Series - Service Class	3,022,682	(6,479,135)	(3,456,453)	1,440,157	31,168,143
Delaware VIP® Small Cap Value Series - Standard Class	79,173	(90,298)	(11,125)	(32,046)	591,317
Delaware VIP® Smid Cap Core Series - Service Class	510,241	(2,721,556)	(2,211,315)	(6,364,414)	10,128,275
Delaware VIP® Smid Cap Core Series - Standard Class	37,857	(87,644)	(49,787)	(83,795)	369,569
Delaware VIP® U.S. Growth Series - Service Class	—	(3,467,085)	(3,467,085)	(127,438)	53,402,446
Delaware VIP® U.S. Growth Series - Standard Class	—	(515)	(515)	5,541	14,506
Delaware VIP® Value Series - Service Class	4,728,380	(5,215,915)	(487,535)	5,712,285	22,219,200
Delaware VIP® Value Series - Standard Class	127,707	(98,884)	28,823	19,290	505,121
DWS Alternative Asset Allocation VIP Portfolio - Class A	57,550	(12,543)	45,007	(6,852)	—
DWS Alternative Asset Allocation VIP Portfolio - Class B	1,670,592	(750,139)	920,453	(322,620)	—
DWS Equity 500 Index VIP Portfolio - Class A	121,145	(100,754)	20,391	187,880	296,637
DWS Small Cap Index VIP Portfolio - Class A	30,892	(47,087)	(16,195)	51,780	254,322
Eaton Vance VT Floating-Rate Income Fund - ADV Class	184,065	(16,047)	168,018	(12,921)	—
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,170,931	(324,671)	846,260	(113,886)	—
Fidelity® VIP Balanced Portfolio - Initial Class	4,617	(420)	4,197	29	—
Fidelity® VIP Balanced Portfolio - Service Class 2	396,294	(171,021)	225,273	38,238	—
Fidelity® VIP Contrafund® Portfolio - Initial Class	15,218	(13,261)	1,957	658	304,580

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
American Funds International Growth and Income Fund - Class 1A	$—	$5,974	$86,805	$103,482
American Funds Managed Risk Asset Allocation Fund - Class P1	—	61,283	220,295	271,050
American Funds Managed Risk Asset Allocation Fund - Class P2	1	6,121,640	12,766,630	20,032,641
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	—	16,283	34,363	56,645
American Funds Managed Risk Growth Fund - Class P1	—	58,311	132,518	199,606
American Funds Managed Risk Growth-Income Fund - Class P1	—	4,340	38,089	42,995
American Funds Managed Risk International Fund - Class P1	—	12,918	48,191	64,489
American Funds Mortgage Fund - Class 1	—	(520)	13,110	19,764
American Funds Mortgage Fund - Class 1A	—	9,268	10,116	28,897
American Funds Mortgage Fund - Class 4	—	(26,128)	136,461	156,347
American Funds New World Fund® - Class 1	—	233,998	777,727	1,029,531
American Funds New World Fund® - Class 1A	—	106,200	494,124	619,980
American Funds New World Fund® - Class 4	1	1,492,653	6,074,001	7,467,400
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	—	(1,157)	3,382	4,297
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	—	11,304	42,468	88,452
BlackRock Global Allocation V.I. Fund - Class I	1	138,271	450,254	618,553
BlackRock Global Allocation V.I. Fund - Class III	5	38,244,822	111,252,702	145,327,022
ClearBridge Variable Aggressive Growth Portfolio - Class I	—	5,644	60,670	68,220
ClearBridge Variable Aggressive Growth Portfolio - Class II	—	42,644	4,530,942	4,486,221
ClearBridge Variable Large Cap Growth Portfolio - Class I	—	115,846	351,732	464,203
ClearBridge Variable Large Cap Growth Portfolio - Class II	11	7,369,488	17,898,919	23,794,628
ClearBridge Variable Mid Cap Portfolio - Class I	—	12,704	160,652	174,894
ClearBridge Variable Mid Cap Portfolio - Class II	2	694,297	10,111,118	10,423,272
Columbia VP Commodity Strategy Fund - Class 1	—	(791)	13,898	14,894
Columbia VP Commodity Strategy Fund - Class 2	—	(12,408)	61,706	48,950
Columbia VP Emerging Markets Bond Fund - Class 1	—	(243)	22,494	37,381
Columbia VP Emerging Markets Bond Fund - Class 2	—	(16,788)	146,761	217,569
Columbia VP Strategic Income Fund - Class 1	—	2,646	44,349	86,259
Columbia VP Strategic Income Fund - Class 2	—	28,951	312,691	529,328
Delaware VIP® Diversified Income Series - Service Class	11	(3,525,900)	138,258,899	155,084,420
Delaware VIP® Diversified Income Series - Standard Class	1	30,554	854,670	1,163,824
Delaware VIP® Emerging Markets Series - Service Class	9	11,914,977	47,201,730	55,555,588
Delaware VIP® Emerging Markets Series - Standard Class	—	7,002	115,766	123,828
Delaware VIP® High Yield Series - Service Class	4	(2,347,924)	11,069,091	13,844,634
Delaware VIP® High Yield Series - Standard Class	—	(18,568)	210,399	313,923
Delaware VIP® International Value Equity Series - Standard Class	—	894	10,334	11,810
Delaware VIP® Limited-Term Diversified Income Series - Service Class	—	(2,780,611)	29,390,547	39,127,949
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	—	1,515	56,406	102,840
Delaware VIP® REIT Series - Service Class	4	1,059,666	28,810,738	30,289,911
Delaware VIP® REIT Series - Standard Class	—	29,626	699,111	763,908
Delaware VIP® Small Cap Value Series - Service Class	2	32,608,302	60,208,155	89,360,004
Delaware VIP® Small Cap Value Series - Standard Class	—	559,271	1,181,515	1,729,661
Delaware VIP® Smid Cap Core Series - Service Class	2	3,763,863	39,297,635	40,850,183
Delaware VIP® Smid Cap Core Series - Standard Class	1	285,775	1,370,920	1,606,908
Delaware VIP® U.S. Growth Series - Service Class	5	53,275,013	18,413,229	68,221,157
Delaware VIP® U.S. Growth Series - Standard Class	—	20,047	12,849	32,381
Delaware VIP® Value Series - Service Class	4	27,931,489	23,963,687	51,407,641
Delaware VIP® Value Series - Standard Class	—	524,411	646,776	1,200,010
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	(6,852)	154,661	192,816
DWS Alternative Asset Allocation VIP Portfolio - Class B	4	(322,616)	4,892,094	5,489,931
DWS Equity 500 Index VIP Portfolio - Class A	1	484,518	969,041	1,473,950
DWS Small Cap Index VIP Portfolio - Class A	—	306,102	302,270	592,177
Eaton Vance VT Floating-Rate Income Fund - ADV Class	—	(12,921)	113,032	268,129
Eaton Vance VT Floating-Rate Income Fund - Initial Class	10	(113,876)	717,314	1,449,698
Fidelity® VIP Balanced Portfolio - Initial Class	—	29	20,542	24,768
Fidelity® VIP Balanced Portfolio - Service Class 2	—	38,238	1,825,213	2,088,724
Fidelity® VIP Contrafund® Portfolio - Initial Class	—	305,238	497,796	804,991

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$2,503,097	$(18,514,146)	$(16,011,049)	$20,044,813	$131,808,296
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	12,273	(5,153)	7,120	(1,467)	47,844
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	297,910	(262,046)	35,864	(140,219)	1,347,700
Fidelity® VIP Growth Portfolio - Initial Class	15,017	(69,429)	(54,412)	26,816	345,295
Fidelity® VIP Growth Portfolio - Service Class 2	129,864	(3,688,324)	(3,558,460)	7,352,113	14,790,948
Fidelity® VIP Mid Cap Portfolio - Initial Class	17,419	(8,294)	9,125	(29,577)	184,300
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,737,049	(8,625,402)	(4,888,353)	(3,472,406)	60,465,958
Fidelity® VIP Strategic Income Portfolio - Initial Class	50,370	(6,719)	43,651	9,244	11,121
Fidelity® VIP Strategic Income Portfolio - Service Class 2	682,404	(220,573)	461,831	15,972	161,572
First Trust Dorsey Wright Tactical Core Portfolio - Class I	59,308	(109,664)	(50,356)	76,289	136,551
First Trust Dorsey Wright Tactical Core Portfolio - Class II	363	(142)	221	(10)	610
First Trust Multi Income Allocation Portfolio - Class I	167,587	(83,529)	84,058	29,079	3,941
First Trust Multi Income Allocation Portfolio - Class II	983	(291)	692	962	24
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	2,609,657	(2,516,256)	93,401	972,468	5,918,340
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	13,268	(1,161)	12,107	(810)	7,706
Franklin Allocation VIP Fund - Class 1	1,611	(145)	1,466	(1,669)	2,758
Franklin Allocation VIP Fund - Class 4	261,227	(102,081)	159,146	(36,078)	502,552
Franklin Income VIP Fund - Class 1	16,610	(1,086)	15,524	(2,623)	4,778
Franklin Income VIP Fund - Class 2	26,277,209	(7,481,700)	18,795,509	2,328,812	7,941,947
Franklin Income VIP Fund - Class 4	4,562,496	(1,248,930)	3,313,566	2,017	1,404,711
Franklin Mutual Shares VIP Fund - Class 1	13,637	(4,212)	9,425	(6,103)	63,258
Franklin Mutual Shares VIP Fund - Class 2	11,462,834	(7,639,701)	3,823,133	4,982,318	61,292,225
Franklin Mutual Shares VIP Fund - Class 4	556,396	(396,662)	159,734	(191,822)	3,126,780
Franklin Rising Dividends VIP Fund - Class 1	11,047	(2,910)	8,137	(813)	111,931
Franklin Rising Dividends VIP Fund - Class 4	298,586	(311,127)	(12,541)	90,920	3,862,203
Franklin Small Cap Value VIP Fund - Class 1	5,720	(1,720)	4,000	(15,526)	71,820
Franklin Small Cap Value VIP Fund - Class 4	68,961	(87,472)	(18,511)	(405,165)	1,223,393
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(3,066)	(3,066)	(1,995)	83,424
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(80,266)	(80,266)	(53,751)	914,456
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	7,665	(1,853)	5,812	15	—
Goldman Sachs VIT Government Money Market Fund - Service Shares	491,464	(264,866)	226,598	3	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,668,190	(1,343,330)	324,860	(1,845,126)	4,826,100
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	58,880	(26,852)	32,028	(22,818)	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	20,536	(1,827)	18,709	497	—
Guggenheim VT Long Short Equity	21,842	(37,021)	(15,179)	(86,380)	—
Guggenheim VT Multi-Hedge Strategies	115,191	(53,643)	61,548	8,750	—
Hartford Capital Appreciation HLS Fund - Class IA	855	(278)	577	(29)	7,755
Hartford Capital Appreciation HLS Fund - Class IC	125,710	(158,515)	(32,805)	(97,838)	1,412,933
Invesco Oppenheimer V.I. Global Fund - Series II Shares	52,686	(81,119)	(28,433)	271,926	1,189,839
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	6,911	(2,796)	4,115	(475)	33,886
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	103,609	(165,393)	(61,784)	(74,466)	716,330
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	1,442	(2,893)	(1,451)	(32,869)	66,576
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	—	(171,798)	(171,798)	(170,839)	1,378,377
Invesco V.I. American Franchise Fund - Series I Shares	—	(34,454)	(34,454)	110,497	330,285
Invesco V.I. American Franchise Fund - Series II Shares	—	(26,314)	(26,314)	8,610	226,123
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	—	(4,638)	(4,638)	(1,150)	—
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	—	(159,203)	(159,203)	(234,419)	—
Invesco V.I. Comstock Fund - Series I Shares	3,826	(683)	3,143	(7,516)	24,860
Invesco V.I. Comstock Fund - Series II Shares	128,557	(72,806)	55,751	(53,750)	981,652
Invesco V.I. Core Equity Fund - Series I Shares	50,457	(79,663)	(29,206)	147,643	613,187
Invesco V.I. Core Equity Fund - Series II Shares	2,152	(20,250)	(18,098)	25,810	147,724
Invesco V.I. Diversified Dividend Fund - Series I Shares	16,555	(1,855)	14,700	(4,905)	30,724
Invesco V.I. Diversified Dividend Fund - Series II Shares	473,923	(209,121)	264,802	164,946	964,096
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	63,398	(13,621)	49,777	(1,301)	70,540
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	2,616,422	(2,486,703)	129,719	1,159,265	3,215,705
Invesco V.I. Equity and Income Fund - Series I Shares	1,111	(153)	958	(58)	3,101
Invesco V.I. Equity and Income Fund - Series II Shares	261,872	(142,759)	119,113	(184,735)	816,225

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$5	$151,853,114	$152,647,622	$288,489,687
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	—	46,377	28,107	81,604
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	—	1,207,481	1,172,735	2,416,080
Fidelity® VIP Growth Portfolio - Initial Class	—	372,111	1,259,074	1,576,773
Fidelity® VIP Growth Portfolio - Service Class 2	(1)	22,143,060	45,374,460	63,959,060
Fidelity® VIP Mid Cap Portfolio - Initial Class	—	154,723	227,435	391,283
Fidelity® VIP Mid Cap Portfolio - Service Class 2	6	56,993,558	51,024,805	103,130,010
Fidelity® VIP Strategic Income Portfolio - Initial Class	—	20,365	98,345	162,361
Fidelity® VIP Strategic Income Portfolio - Service Class 2	—	177,544	1,105,245	1,744,620
First Trust Dorsey Wright Tactical Core Portfolio - Class I	1	212,841	1,408,951	1,571,436
First Trust Dorsey Wright Tactical Core Portfolio - Class II	—	600	6,259	7,080
First Trust Multi Income Allocation Portfolio - Class I	(19)	33,001	792,328	909,387
First Trust Multi Income Allocation Portfolio - Class II	—	986	4,144	5,822
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	2	6,890,810	19,294,092	26,278,303
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	(1)	6,895	18,806	37,808
Franklin Allocation VIP Fund - Class 1	—	1,089	4,892	7,447
Franklin Allocation VIP Fund - Class 4	—	466,474	683,030	1,308,650
Franklin Income VIP Fund - Class 1	—	2,155	19,357	37,036
Franklin Income VIP Fund - Class 2	7	10,270,766	36,009,320	65,075,595
Franklin Income VIP Fund - Class 4	—	1,406,728	6,586,509	11,306,803
Franklin Mutual Shares VIP Fund - Class 1	—	57,155	59,442	126,022
Franklin Mutual Shares VIP Fund - Class 2	3	66,274,546	50,073,942	120,171,621
Franklin Mutual Shares VIP Fund - Class 4	(1)	2,934,957	2,389,475	5,484,166
Franklin Rising Dividends VIP Fund - Class 1	—	111,118	63,173	182,428
Franklin Rising Dividends VIP Fund - Class 4	1	3,953,124	2,239,863	6,180,446
Franklin Small Cap Value VIP Fund - Class 1	—	56,294	40,509	100,803
Franklin Small Cap Value VIP Fund - Class 4	—	818,228	865,731	1,665,448
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	81,429	61,451	139,814
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	860,705	895,723	1,676,162
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	1	16	—	5,828
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	3	7	226,608
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1	2,980,975	26,468,993	29,774,828
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(22,818)	145,680	154,890
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	—	497	9,137	28,343
Guggenheim VT Long Short Equity	—	(86,380)	272,542	170,983
Guggenheim VT Multi-Hedge Strategies	1	8,751	111,267	181,566
Hartford Capital Appreciation HLS Fund - Class IA	—	7,726	9,693	17,996
Hartford Capital Appreciation HLS Fund - Class IC	1	1,315,096	1,756,012	3,038,303
Invesco Oppenheimer V.I. Global Fund - Series II Shares	1	1,461,766	752,643	2,185,976
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	—	33,411	125,231	162,757
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1	641,865	2,832,405	3,412,486
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	—	33,707	124,590	156,846
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	1	1,207,539	2,074,743	3,110,484
Invesco V.I. American Franchise Fund - Series I Shares	—	440,782	304,365	710,693
Invesco V.I. American Franchise Fund - Series II Shares	—	234,733	228,074	436,493
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	—	(1,150)	161,620	155,832
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	—	(234,419)	1,983,498	1,589,876
Invesco V.I. Comstock Fund - Series I Shares	—	17,344	21,746	42,233
Invesco V.I. Comstock Fund - Series II Shares	—	927,902	532,237	1,515,890
Invesco V.I. Core Equity Fund - Series I Shares	(1)	760,829	563,590	1,295,213
Invesco V.I. Core Equity Fund - Series II Shares	—	173,534	141,140	296,576
Invesco V.I. Diversified Dividend Fund - Series I Shares	—	25,819	72,124	112,643
Invesco V.I. Diversified Dividend Fund - Series II Shares	—	1,129,042	2,365,875	3,759,719
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	—	69,239	389,615	508,631
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	—	4,374,970	29,795,946	34,300,635
Invesco V.I. Equity and Income Fund - Series I Shares	—	3,043	3,796	7,797
Invesco V.I. Equity and Income Fund - Series II Shares	—	631,490	1,414,239	2,164,842

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
Invesco V.I. International Growth Fund - Series I Shares	$30,063	$(27,101)	$2,962	$19,555	$121,446
Invesco V.I. International Growth Fund - Series II Shares	862,283	(985,931)	(123,648)	349,474	4,334,004
Ivy VIP Asset Strategy Portfolio - Class I	200	(30)	170	(14)	343
Ivy VIP Asset Strategy Portfolio - Class II	194,324	(105,711)	88,613	(4,129)	369,927
Ivy VIP Energy Portfolio - Class I	—	(103)	(103)	(3,669)	—
Ivy VIP Energy Portfolio - Class II	—	(58,357)	(58,357)	(804,724)	—
Ivy VIP High Income Portfolio - Class I	94,515	(5,845)	88,670	787	—
Ivy VIP High Income Portfolio - Class II	1,458,963	(254,082)	1,204,881	(158,381)	—
Ivy VIP Mid Cap Growth Portfolio - Class I	—	(13,547)	(13,547)	8,425	475,851
Ivy VIP Mid Cap Growth Portfolio - Class II	—	(150,501)	(150,501)	313,482	2,194,116
Ivy VIP Science and Technology Portfolio - Class I	—	(1,748)	(1,748)	3,063	45,886
Ivy VIP Science and Technology Portfolio - Class II	—	(336,720)	(336,720)	490,013	3,118,497
Ivy VIP Small Cap Growth Portfolio - Class I	—	(684)	(684)	173	15,176
Ivy VIP Small Cap Growth Portfolio - Class II	—	(63,735)	(63,735)	22,384	469,874
Janus Henderson Balanced Portfolio - Service Shares	232,796	(230,555)	2,241	494,815	363,119
Janus Henderson Enterprise Portfolio - Service Shares	3,523	(115,923)	(112,400)	453,404	436,500
Janus Henderson Global Research Portfolio - Service Shares	4,887	(9,602)	(4,715)	70,344	35,310
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	62,816	(14,335)	48,481	2,883	—
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	2,268,427	(1,615,585)	652,842	308,486	—
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	106,151	(81,383)	24,768	78,874	—
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	11,001	(859)	10,142	10	870
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	133,375	(47,139)	86,236	13,352	11,226
Lincoln iShares® Global Growth Allocation Fund - Standard Class	14,448	(4,108)	10,340	325	—
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	22,428	(7,894)	14,534	2,972	2,783
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,457,462	(366,343)	1,091,119	(65,031)	—
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(178,506)	(178,506)	539,197	1,695,426
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	162,773	(125,942)	36,831	(106,579)	330,843
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,377,681	(411,735)	965,946	(119,657)	—
LVIP American Balanced Allocation Fund - Service Class	1,209,207	(633,905)	575,302	45,454	1,974,985
LVIP American Balanced Allocation Fund - Standard Class	236,800	(56,756)	180,044	12,688	335,655
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	13,186,103	(6,543,037)	6,643,066	3,707,553	16,150,468
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	712,234	(465,022)	247,212	113,365	1,866,378
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	10,984	(3,699)	7,285	1,077	25,652
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	1,388,537	(1,167,103)	221,434	488,503	6,416,874
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	8,597	(2,941)	5,656	875	33,335
LVIP American Global Growth Fund - Service Class II	3,474,975	(4,321,435)	(846,460)	4,368,078	13,696,094
LVIP American Global Small Capitalization Fund - Service Class II	970,482	(1,115,963)	(145,481)	1,734,334	2,936,968
LVIP American Growth Allocation Fund - Service Class	842,209	(462,754)	379,455	64,663	2,200,895
LVIP American Growth Allocation Fund - Standard Class	105,509	(12,942)	92,567	1,503	175,784
LVIP American Growth Fund - Service Class II	15,424,220	(13,167,798)	2,256,422	10,618,494	58,229,655
LVIP American Growth-Income Fund - Service Class II	19,770,322	(11,412,518)	8,357,804	7,065,266	33,170,480
LVIP American Income Allocation Fund - Standard Class	1,913	(1,296)	617	161	3,777
LVIP American International Fund - Service Class II	3,122,246	(3,725,875)	(603,629)	1,594,037	6,793,479
LVIP American Preservation Fund - Service Class	163,371	(100,693)	62,678	8,467	—
LVIP American Preservation Fund - Standard Class	4,897	(2,790)	2,107	(72)	—
LVIP Baron Growth Opportunities Fund - Service Class	—	(3,820,945)	(3,820,945)	8,958,323	6,669,361
LVIP Baron Growth Opportunities Fund - Standard Class	—	(4,776)	(4,776)	22,309	25,559
LVIP BlackRock Advantage Allocation Fund - Service Class	208,566	(109,322)	99,244	(65,524)	402,689
LVIP BlackRock Advantage Allocation Fund - Standard Class	514	(205)	309	(302)	987
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	21,807,553	(15,354,208)	6,453,345	27,617,017	43,122,686
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	8,901	(2,298)	6,603	8,854	20,799
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	13,135,469	(14,157,580)	(1,022,111)	3,662,070	9,991,789
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	3,399	(1,496)	1,903	534	1,736
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	6,854,073	(5,426,373)	1,427,700	1,886,578	1,232,727
LVIP BlackRock Global Real Estate Fund - Service Class	3,022,888	(1,458,049)	1,564,839	2,264,207	3,801,826
LVIP BlackRock Global Real Estate Fund - Standard Class	52,583	(5,004)	47,579	3,735	61,564
LVIP BlackRock Inflation Protected Bond Fund - Service Class	14,685,531	(11,914,398)	2,771,133	(5,870,354)	—

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Invesco V.I. International Growth Fund - Series I Shares	$—	$141,001	$329,954	$473,917
Invesco V.I. International Growth Fund - Series II Shares	3	4,683,481	9,937,107	14,496,940
Ivy VIP Asset Strategy Portfolio - Class I	—	329	1,139	1,638
Ivy VIP Asset Strategy Portfolio - Class II	1	365,799	1,149,404	1,603,816
Ivy VIP Energy Portfolio - Class I	—	(3,669)	614	(3,158)
Ivy VIP Energy Portfolio - Class II	—	(804,724)	1,071,623	208,542
Ivy VIP High Income Portfolio - Class I	—	787	29,538	118,995
Ivy VIP High Income Portfolio - Class II	2	(158,379)	930,681	1,977,183
Ivy VIP Mid Cap Growth Portfolio - Class I	—	484,276	414,459	885,188
Ivy VIP Mid Cap Growth Portfolio - Class II	1	2,507,599	1,480,987	3,838,085
Ivy VIP Science and Technology Portfolio - Class I	—	48,949	106,530	153,731
Ivy VIP Science and Technology Portfolio - Class II	—	3,608,510	7,915,517	11,187,307
Ivy VIP Small Cap Growth Portfolio - Class I	—	15,349	23,093	37,758
Ivy VIP Small Cap Growth Portfolio - Class II	5	492,263	672,550	1,101,078
Janus Henderson Balanced Portfolio - Service Shares	1	857,935	1,721,356	2,581,532
Janus Henderson Enterprise Portfolio - Service Shares	—	889,904	1,149,419	1,926,923
Janus Henderson Global Research Portfolio - Service Shares	—	105,654	40,216	141,155
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	—	2,883	132,354	183,718
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	—	308,486	4,666,456	5,627,784
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	—	78,874	632,724	736,366
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	—	880	12,536	23,558
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	—	24,578	355,184	465,998
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	325	92,146	102,811
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	—	5,755	168,852	189,141
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	—	(65,031)	2,473,550	3,499,638
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	1	2,234,624	1,657,784	3,713,902
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	—	224,264	2,178,390	2,439,485
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	(119,657)	507,145	1,353,434
LVIP American Balanced Allocation Fund - Service Class	—	2,020,439	4,900,198	7,495,939
LVIP American Balanced Allocation Fund - Standard Class	—	348,343	714,603	1,242,990
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3	19,858,024	65,112,793	91,613,883
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	1	1,979,744	1,872,358	4,099,314
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	—	26,729	27,288	61,302
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	—	6,905,377	4,100,594	11,227,405
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	34,210	22,789	62,655
LVIP American Global Growth Fund - Service Class II	3	18,064,175	55,300,471	72,518,186
LVIP American Global Small Capitalization Fund - Service Class II	2	4,671,304	13,265,611	17,791,434
LVIP American Growth Allocation Fund - Service Class	—	2,265,558	3,964,986	6,609,999
LVIP American Growth Allocation Fund - Standard Class	—	177,287	202,572	472,426
LVIP American Growth Fund - Service Class II	2	68,848,151	124,580,628	195,685,201
LVIP American Growth-Income Fund - Service Class II	3	40,235,749	97,135,673	145,729,226
LVIP American Income Allocation Fund - Standard Class	—	3,938	4,642	9,197
LVIP American International Fund - Service Class II	2	8,387,518	34,470,079	42,253,968
LVIP American Preservation Fund - Service Class	—	8,467	149,902	221,047
LVIP American Preservation Fund - Standard Class	—	(72)	4,603	6,638
LVIP Baron Growth Opportunities Fund - Service Class	—	15,627,684	53,518,361	65,325,100
LVIP Baron Growth Opportunities Fund - Standard Class	—	47,868	238,959	282,051
LVIP BlackRock Advantage Allocation Fund - Service Class	—	337,165	453,735	890,144
LVIP BlackRock Advantage Allocation Fund - Standard Class	—	685	1,858	2,852
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	7	70,739,710	75,572,104	152,765,159
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	—	29,653	37,346	73,602
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	(5)	13,653,854	100,350,668	112,982,411
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	—	2,270	17,628	21,801
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	1	3,119,306	47,979,006	52,526,012
LVIP BlackRock Global Real Estate Fund - Service Class	4	6,066,037	11,244,840	18,875,716
LVIP BlackRock Global Real Estate Fund - Standard Class	—	65,299	163,337	276,215
LVIP BlackRock Inflation Protected Bond Fund - Service Class	8	(5,870,346)	31,716,393	28,617,180

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	$89,289	$(21,529)	$67,760	$(16,565)	$—
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	6,447,538	(6,038,218)	409,320	2,228,548	4,102,616
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	4,065,952	(12,242,575)	(8,176,623)	5,286,111	34,733,590
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	14,621	(45,286)	(30,665)	112,091	88,143
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(9,886,104)	(9,886,104)	15,401,088	56,499,902
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(841)	(841)	713	8,795
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	156,172	(979,599)	(823,427)	(4,955,475)	7,505,656
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	5,958,825	(6,553,145)	(594,320)	4,826,406	10,839,363
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	1,008	(681)	327	947	1,524
LVIP Delaware Bond Fund - Service Class	102,054,474	(51,747,446)	50,307,028	(644,953)	33,824,869
LVIP Delaware Bond Fund - Standard Class	2,009,513	(1,118,334)	891,179	231,599	589,462
LVIP Delaware Diversified Floating Rate Fund - Service Class	19,281,124	(12,965,051)	6,316,073	(660,629)	—
LVIP Delaware Diversified Floating Rate Fund - Standard Class	80,169	(27,550)	52,619	(4,335)	—
LVIP Delaware Social Awareness Fund - Service Class	1,047,214	(937,916)	109,298	314,531	3,019,183
LVIP Delaware Social Awareness Fund - Standard Class	123,278	(101,971)	21,307	172,415	309,623
LVIP Delaware Special Opportunities Fund - Service Class	920,816	(1,572,221)	(651,405)	(813,172)	11,475,598
LVIP Delaware Wealth Builder Fund - Service Class	426,057	(257,788)	168,269	(547,189)	775,607
LVIP Delaware Wealth Builder Fund - Standard Class	114,110	(71,123)	42,987	(73,437)	198,617
LVIP Dimensional International Core Equity Fund - Service Class	1,780,602	(1,196,046)	584,556	(114,876)	—
LVIP Dimensional International Core Equity Fund - Standard Class	228,602	(52,318)	176,284	44,024	—
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	12,443,422	(7,509,043)	4,934,379	(433,462)	—
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	47,409	(11,088)	36,321	2,320	—
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	2,478,524	(2,349,011)	129,513	793,466	7,551,987
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	171,077	(44,178)	126,899	53,572	413,993
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	876,170	(1,197,552)	(321,382)	813,862	—
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	113,116	(50,969)	62,147	122,998	—
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	7,973,932	(12,427,295)	(4,453,363)	8,233,131	—
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	38,320	(18,485)	19,835	52,611	—
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	16,647,939	(10,817,169)	5,830,770	1,044,330	91,559
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	467,752	(97,483)	370,269	25,608	2,338
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	3,571,326	(6,469,548)	(2,898,222)	4,804,432	34,151,045
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	1,408	(950)	458	800	9,757
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	14,146,072	(13,636,926)	509,146	4,478,744	5,098,475
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	834	(150)	684	(4)	254
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	471,328	(233,736)	237,592	73,041	254,523
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	6,476	(272)	6,204	254	550
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	8,251,778	(4,244,099)	4,007,679	17,443,720	4,631,098
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	(33)	(33)	832	—
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	3,743,987	(519,194)	3,224,793	137,569	95,006
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	81,388	(8,515)	72,873	3,623	3,300
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	23,643,654	(17,079,631)	6,564,023	8,255,452	40,186,750
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,197	(1,403)	2,794	4,063	7,859
LVIP Global Growth Allocation Managed Risk Fund - Service Class	156,187,523	(111,690,101)	44,497,422	90,413,581	354,805,129
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	196,339	(68,630)	127,709	38,232	370,843
LVIP Global Income Fund - Service Class	13,312,727	(9,335,729)	3,976,998	611,464	—
LVIP Global Income Fund - Standard Class	20,507	(4,169)	16,338	2,341	—
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	126,994,596	(88,684,322)	38,310,274	65,360,612	272,149,731
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	102,746	(22,111)	80,635	938	122,943
LVIP Goldman Sachs Income Builder Fund - Service Class	323,259	(179,806)	143,453	(97,376)	798,816
LVIP Goldman Sachs Income Builder Fund - Standard Class	14,076	(1,667)	12,409	(7,700)	31,842
LVIP Government Money Market Fund - Service Class	3,922,972	(3,853,767)	69,205	—	899
LVIP Government Money Market Fund - Standard Class	501,042	(372,570)	128,472	(1)	106
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	—	(1,931,985)	(1,931,985)	(1,378,071)	12,276,485
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	6,132,242	(5,112,678)	1,019,564	2,759,782	107,919
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	1,285	(892)	393	2,072	19
See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	$—	$(16,565)	$148,288	$199,483
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	1	6,331,165	51,593,048	58,333,533
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	5	40,019,706	97,706,580	129,549,663
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	—	200,234	178,348	347,917
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	5	71,900,995	64,707,444	126,722,335
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	9,508	12,087	20,754
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	—	2,550,181	3,673,416	5,400,170
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	2	15,665,771	52,507,807	67,579,258
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	—	2,471	8,617	11,415
LVIP Delaware Bond Fund - Service Class	12	33,179,928	167,926,354	251,413,310
LVIP Delaware Bond Fund - Standard Class	2	821,063	3,113,099	4,825,341
LVIP Delaware Diversified Floating Rate Fund - Service Class	4	(660,625)	15,208,304	20,863,752
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	(4,335)	53,462	101,746
LVIP Delaware Social Awareness Fund - Service Class	2	3,333,716	11,851,075	15,294,089
LVIP Delaware Social Awareness Fund - Standard Class	1	482,039	1,159,937	1,663,283
LVIP Delaware Special Opportunities Fund - Service Class	4	10,662,430	13,055,521	23,066,546
LVIP Delaware Wealth Builder Fund - Service Class	1	228,419	1,500,261	1,896,949
LVIP Delaware Wealth Builder Fund - Standard Class	1	125,181	369,072	537,240
LVIP Dimensional International Core Equity Fund - Service Class	—	(114,876)	12,090,374	12,560,054
LVIP Dimensional International Core Equity Fund - Standard Class	—	44,024	1,530,634	1,750,942
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	4	(433,458)	62,490,424	66,991,345
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	—	2,320	212,715	251,356
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1	8,345,454	24,823,739	33,298,706
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	—	467,565	1,419,871	2,014,335
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	—	813,862	15,745,135	16,237,615
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	—	122,998	1,895,203	2,080,348
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	4	8,233,135	125,529,957	129,309,729
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	1	52,612	436,920	509,367
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	5	1,135,894	29,073,463	36,040,127
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	—	27,946	700,489	1,098,704
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	3	38,955,480	28,493,458	64,550,716
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	—	10,557	8,650	19,665
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	2	9,577,221	78,797,218	88,883,585
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	—	250	4,100	5,034
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	—	327,564	1,654,084	2,219,240
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	—	804	5,068	12,076
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	3	22,074,821	12,050,274	38,132,774
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	832	101	900
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	—	232,575	2,728,457	6,185,825
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	—	6,923	119,970	199,766
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	4	48,442,206	69,383,378	124,389,607
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	11,922	19,508	34,224
LVIP Global Growth Allocation Managed Risk Fund - Service Class	22	445,218,732	520,310,675	1,010,026,829
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	409,075	552,063	1,088,847
LVIP Global Income Fund - Service Class	7	611,471	23,070,760	27,659,229
LVIP Global Income Fund - Standard Class	—	2,341	22,220	40,899
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	17	337,510,360	372,844,825	748,665,459
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	1	123,882	148,220	352,737
LVIP Goldman Sachs Income Builder Fund - Service Class	—	701,440	641,398	1,486,291
LVIP Goldman Sachs Income Builder Fund - Standard Class	—	24,142	32,566	69,117
LVIP Government Money Market Fund - Service Class	(25)	874	—	70,079
LVIP Government Money Market Fund - Standard Class	(10)	95	—	128,567
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	—	10,898,414	17,047,064	26,013,493
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	5	2,867,706	46,971,702	50,858,972
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	—	2,091	11,621	14,105

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
LVIP JPMorgan High Yield Fund - Service Class	$10,617,967	$(2,739,383)	$7,878,584	$(539,354)	$—
LVIP JPMorgan High Yield Fund - Standard Class	134,748	(8,659)	126,089	9,825	—
LVIP JPMorgan Retirement Income Fund - Service Class	364,244	(129,546)	234,698	(42,518)	—
LVIP JPMorgan Retirement Income Fund - Standard Class	28,901	(4,545)	24,356	(7,883)	—
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	5,676,004	(9,106,207)	(3,430,203)	6,532,734	5,937,741
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	3,312	(2,584)	728	5,660	2,689
LVIP Loomis Sayles Global Growth Fund - Service Class	525	(4,734)	(4,209)	264	131
LVIP Loomis Sayles Global Growth Fund - Standard Class	58	(139)	(81)	(730)	11
LVIP MFS International Equity Managed Volatility Fund - Service Class	7,245,741	(7,281,929)	(36,188)	5,154,984	—
LVIP MFS International Growth Fund - Service Class	2,961,206	(3,002,908)	(41,702)	7,414,909	9,557,759
LVIP MFS International Growth Fund - Standard Class	13,264	(2,259)	11,005	369	29,888
LVIP MFS Value Fund - Service Class	14,099,035	(11,996,494)	2,102,541	39,757,383	11,590,276
LVIP MFS Value Fund - Standard Class	44,541	(7,999)	36,542	1,789	25,338
LVIP Mondrian International Value Fund - Service Class	8,897,626	(3,587,522)	5,310,104	(651,450)	5,526,744
LVIP Mondrian International Value Fund - Standard Class	345,553	(159,425)	186,128	(6,912)	200,080
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	233,501	(926,792)	(693,291)	(83,995)	453,510
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	269	(192)	77	8	274
LVIP PIMCO Low Duration Bond Fund - Service Class	14,813,075	(7,867,783)	6,945,292	(9,859)	—
LVIP PIMCO Low Duration Bond Fund - Standard Class	196,589	(36,210)	160,379	2,132	—
LVIP SSGA Bond Index Fund - Service Class	21,866,934	(14,851,320)	7,015,614	3,194,438	—
LVIP SSGA Bond Index Fund - Standard Class	248,971	(48,500)	200,471	174,825	—
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,534,762	(1,114,576)	420,186	975,140	568,719
LVIP SSGA Conservative Index Allocation Fund - Standard Class	2,111	(438)	1,673	11	705
LVIP SSGA Conservative Structured Allocation Fund - Service Class	3,688,059	(2,381,400)	1,306,659	1,021,230	2,388,239
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	18,128	(3,872)	14,256	(395)	13,090
LVIP SSGA Developed International 150 Fund - Service Class	5,455,609	(2,295,833)	3,159,776	(756,682)	1,634,019
LVIP SSGA Developed International 150 Fund - Standard Class	43,988	(5,266)	38,722	(13,145)	11,280
LVIP SSGA Emerging Markets 100 Fund - Service Class	5,608,453	(2,566,087)	3,042,366	(2,783,943)	—
LVIP SSGA Emerging Markets 100 Fund - Standard Class	135,757	(16,550)	119,207	(58,596)	—
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	75,345	(27,595)	47,750	(25,974)	14,376
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	12,242	(738)	11,504	4,613	2,215
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	17,014,248	(12,461,759)	4,552,489	3,783,521	10,984,405
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	16,817	(4,502)	12,315	1,992	9,996
LVIP SSGA International Index Fund - Service Class	6,437,288	(4,542,718)	1,894,570	5,268,018	—
LVIP SSGA International Index Fund - Standard Class	136,738	(38,547)	98,191	(17,182)	—
LVIP SSGA International Managed Volatility Fund - Service Class	7,170,536	(5,501,416)	1,669,120	3,939,206	855,479
LVIP SSGA International Managed Volatility Fund - Standard Class	3,412	(2,079)	1,333	1,656	363
LVIP SSGA Large Cap 100 Fund - Service Class	7,629,105	(5,277,918)	2,351,187	1,257,477	22,740,750
LVIP SSGA Large Cap 100 Fund - Standard Class	135,036	(32,443)	102,593	(64,753)	330,625
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	8,181,224	(9,087,849)	(906,625)	5,224,511	21,831,264
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(52)	(52)	2,441	—
LVIP SSGA Mid-Cap Index Fund - Service Class	966,300	(1,254,526)	(288,226)	(661,440)	8,662,848
LVIP SSGA Mid-Cap Index Fund - Standard Class	58,766	(25,237)	33,529	(22,940)	448,361
LVIP SSGA Moderate Index Allocation Fund - Service Class	4,903,865	(3,708,711)	1,195,154	4,712,730	1,727,933
LVIP SSGA Moderate Index Allocation Fund - Standard Class	33,849	(6,483)	27,366	(3)	10,332
LVIP SSGA Moderate Structured Allocation Fund - Service Class	17,085,063	(11,073,278)	6,011,785	7,411,546	14,141,123
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	25,460	(3,462)	21,998	(2,021)	22,158
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	4,186,229	(3,314,577)	871,652	5,828,421	1,811,967
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	78,848	(15,422)	63,426	14	27,431
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	10,014,407	(6,390,571)	3,623,836	4,698,020	6,892,549
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	63,079	(13,417)	49,662	(3,172)	38,612
LVIP SSGA S&P 500 Index Fund - Service Class	17,915,795	(18,731,993)	(816,198)	63,430,112	46,786,004
LVIP SSGA S&P 500 Index Fund - Standard Class	1,074,624	(630,368)	444,256	2,251,784	2,435,802
LVIP SSGA Short-Term Bond Index Fund - Service Class	2,189,800	(1,082,696)	1,107,104	446,779	74,209
LVIP SSGA Short-Term Bond Index Fund - Standard Class	54,237	(7,350)	46,887	8,066	1,713
LVIP SSGA Small-Cap Index Fund - Service Class	2,764,865	(5,783,786)	(3,018,921)	7,367,740	18,198,167
LVIP SSGA Small-Cap Index Fund - Standard Class	97,140	(62,766)	34,374	(41,862)	473,027

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP JPMorgan High Yield Fund - Service Class	$6	$(539,348)	$12,356,775	$19,696,011
LVIP JPMorgan High Yield Fund - Standard Class	—	9,825	67,054	202,968
LVIP JPMorgan Retirement Income Fund - Service Class	—	(42,518)	692,172	884,352
LVIP JPMorgan Retirement Income Fund - Standard Class	—	(7,883)	95,346	111,819
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	3	12,470,478	65,920,821	74,961,096
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	8,349	29,146	38,223
LVIP Loomis Sayles Global Growth Fund - Service Class	—	395	42,597	38,783
LVIP Loomis Sayles Global Growth Fund - Standard Class	—	(719)	6,736	5,936
LVIP MFS International Equity Managed Volatility Fund - Service Class	2	5,154,986	94,218,669	99,337,467
LVIP MFS International Growth Fund - Service Class	2	16,972,670	31,469,966	48,400,934
LVIP MFS International Growth Fund - Standard Class	—	30,257	108,759	150,021
LVIP MFS Value Fund - Service Class	3	51,347,662	178,077,183	231,527,386
LVIP MFS Value Fund - Standard Class	—	27,127	480,150	543,819
LVIP Mondrian International Value Fund - Service Class	5	4,875,299	28,806,889	38,992,292
LVIP Mondrian International Value Fund - Standard Class	1	193,169	1,048,944	1,428,241
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	3	369,518	9,694,128	9,370,355
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	—	282	5,736	6,095
LVIP PIMCO Low Duration Bond Fund - Service Class	5	(9,854)	383,941	7,319,379
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	2,132	(385)	162,126
LVIP SSGA Bond Index Fund - Service Class	11	3,194,449	43,338,929	53,548,992
LVIP SSGA Bond Index Fund - Standard Class	—	174,825	80,777	456,073
LVIP SSGA Conservative Index Allocation Fund - Service Class	1	1,543,860	6,376,634	8,340,680
LVIP SSGA Conservative Index Allocation Fund - Standard Class	—	716	9,149	11,538
LVIP SSGA Conservative Structured Allocation Fund - Service Class	2	3,409,471	12,431,947	17,148,077
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	—	12,695	81,379	108,330
LVIP SSGA Developed International 150 Fund - Service Class	2	877,339	13,809,031	17,846,146
LVIP SSGA Developed International 150 Fund - Standard Class	—	(1,865)	78,872	115,729
LVIP SSGA Emerging Markets 100 Fund - Service Class	2	(2,783,941)	8,841,135	9,099,560
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(58,596)	200,128	260,739
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	—	(11,598)	190,216	226,368
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	—	6,828	32,429	50,761
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	6	14,767,932	77,186,970	96,507,391
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	—	11,988	74,073	98,376
LVIP SSGA International Index Fund - Service Class	2	5,268,020	42,172,481	49,335,071
LVIP SSGA International Index Fund - Standard Class	—	(17,182)	827,722	908,731
LVIP SSGA International Managed Volatility Fund - Service Class	2	4,794,687	46,200,334	52,664,141
LVIP SSGA International Managed Volatility Fund - Standard Class	—	2,019	19,351	22,703
LVIP SSGA Large Cap 100 Fund - Service Class	5	23,998,232	44,070,203	70,419,622
LVIP SSGA Large Cap 100 Fund - Standard Class	—	265,872	552,476	920,941
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	1	27,055,776	76,929,053	103,078,204
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	2,441	—	2,389
LVIP SSGA Mid-Cap Index Fund - Service Class	—	8,001,408	8,453,691	16,166,873
LVIP SSGA Mid-Cap Index Fund - Standard Class	—	425,421	364,801	823,751
LVIP SSGA Moderate Index Allocation Fund - Service Class	2	6,440,665	27,128,797	34,764,616
LVIP SSGA Moderate Index Allocation Fund - Standard Class	—	10,329	159,339	197,034
LVIP SSGA Moderate Structured Allocation Fund - Service Class	3	21,552,672	65,230,941	92,795,398
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	—	20,137	94,955	137,090
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1	7,640,389	25,003,446	33,515,487
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	—	27,445	421,607	512,478
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	3	11,590,572	41,117,510	56,331,918
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	—	35,440	250,992	336,094
LVIP SSGA S&P 500 Index Fund - Service Class	5	110,216,121	184,152,240	293,552,163
LVIP SSGA S&P 500 Index Fund - Standard Class	—	4,687,586	10,210,053	15,341,895
LVIP SSGA Short-Term Bond Index Fund - Service Class	—	520,988	231,327	1,859,419
LVIP SSGA Short-Term Bond Index Fund - Standard Class	—	9,779	(63)	56,603
LVIP SSGA Small-Cap Index Fund - Service Class	1	25,565,908	49,153,143	71,700,130
LVIP SSGA Small-Cap Index Fund - Standard Class	—	431,165	1,543,177	2,008,716

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	$2,611,656	$(2,295,496)	$316,160	$(1,596,744)	$1,610,293
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	109,322	(37,478)	71,844	(64,939)	58,168
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	3,135,805	(7,764,108)	(4,628,303)	2,489,503	18,079,617
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	484	(582)	(98)	1,105	2,078
LVIP T. Rowe Price 2010 Fund - Service Class	142,981	(88,489)	54,492	(4,461)	936,682
LVIP T. Rowe Price 2020 Fund - Service Class	215,504	(144,709)	70,795	154,690	1,430,941
LVIP T. Rowe Price 2030 Fund - Service Class	91,760	(72,159)	19,601	141,730	557,268
LVIP T. Rowe Price 2040 Fund - Service Class	91,006	(74,979)	16,027	103,236	649,224
LVIP T. Rowe Price Growth Stock Fund - Service Class	—	(5,213,565)	(5,213,565)	18,955,371	20,083,700
LVIP T. Rowe Price Growth Stock Fund - Standard Class	2,451	(13,519)	(11,068)	1,998	183,121
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	—	(3,735,644)	(3,735,644)	6,166,673	18,170,807
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	5,218	(48,610)	(43,392)	271,153	223,005
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	3,270,281	(570,198)	2,700,083	87,387	107,710
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	6,068	(158)	5,910	134	—
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	18,969,940	(15,647,479)	3,322,461	5,694,793	47,803,444
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	23,475	(2,658)	20,817	888	31,754
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,825,626	(4,010,027)	(184,401)	9,741,784	3,064,226
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	82,833	(23,394)	59,439	77,977	46,904
LVIP Vanguard International Equity ETF Fund - Service Class	5,577,127	(2,873,376)	2,703,751	938,703	—
LVIP Vanguard International Equity ETF Fund - Standard Class	305,533	(50,454)	255,079	7,292	—
LVIP Wellington Capital Growth Fund - Service Class	—	(4,320,918)	(4,320,918)	26,656,685	31,407,387
LVIP Wellington Capital Growth Fund - Standard Class	—	(3,987)	(3,987)	(37)	96,167
LVIP Wellington Mid-Cap Value Fund - Service Class	844,108	(1,645,289)	(801,181)	2,307,077	7,864,880
LVIP Wellington Mid-Cap Value Fund - Standard Class	5,000	(2,077)	2,923	10,094	38,173
LVIP Western Asset Core Bond Fund - Service Class	6,259,514	(2,709,814)	3,549,700	591,591	—
LVIP Western Asset Core Bond Fund - Standard Class	197,607	(25,731)	171,876	19,406	—
MFS® VIT Growth Series - Initial Class	—	(56,548)	(56,548)	144,071	419,677
MFS® VIT Growth Series - Service Class	—	(2,369,636)	(2,369,636)	5,502,379	15,221,823
MFS® VIT Total Return Series - Initial Class	142,324	(80,434)	61,890	(16,814)	161,997
MFS® VIT Total Return Series - Service Class	2,046,573	(1,362,991)	683,582	66,440	2,616,608
MFS® VIT Utilities Series - Initial Class	257,727	(95,753)	161,974	290,257	18,925
MFS® VIT Utilities Series - Service Class	6,724,803	(2,799,658)	3,925,145	5,448,494	532,650
MFS® VIT II Core Equity Portfolio - Service Class	13,870	(41,461)	(27,591)	6,937	329,551
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	20,679	(4,200)	16,479	51,842	33,934
MFS® VIT II International Intrinsic Value Portfolio - Service Class	450,684	(352,474)	98,210	1,040,320	944,753
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	9,725	(1,323)	8,402	127	15,801
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	192,851	(89,878)	102,973	(26,167)	343,535
Morgan Stanley VIF Growth Portfolio - Class II	—	(29,073)	(29,073)	124,823	172,484
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	145,274	(351,063)	(205,789)	654,456	2,308,548
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	101,105	(44,292)	56,813	(36,079)	—
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	3,264	(490)	2,774	(1,514)	—
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	435,738	(143,342)	292,396	(861,537)	—
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	899	(86)	813	(3,064)	—
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	189,394	(55,985)	133,409	7,116	—
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	4,253	(478)	3,775	83	—
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	155,846	(42,091)	113,755	3,241	—
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	2,516	(221)	2,295	1,086	—
Putnam VT Equity Income Fund - Class IA	—	(72)	(72)	1,016	—
Putnam VT Equity Income Fund - Class IB	23,238	(24,061)	(823)	31,583	99,311
Putnam VT George Putnam Balanced Fund - Class IA	—	(827)	(827)	118	—
Putnam VT George Putnam Balanced Fund - Class IB	520,925	(751,251)	(230,326)	622,858	1,722,603
Putnam VT Global Health Care Fund - Class IA	650	(1,150)	(500)	(2,448)	11,958
Putnam VT Global Health Care Fund - Class IB	—	(194,924)	(194,924)	(372,995)	764,289
Putnam VT Income Fund - Class IA	10,990	(529)	10,461	879	2,243
Putnam VT Income Fund - Class IB	233,856	(96,253)	137,603	65,991	51,461
Putnam VT Multi-Asset Absolute Return Fund - Class IA	—	(19)	(19)	—	—
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(31,781)	(31,781)	(15,707)	—

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	$1	$13,550	$22,526,588	$22,856,298
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	—	(6,771)	686,370	751,443
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	5	20,569,125	42,627,219	58,568,041
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	3,183	4,933	8,018
LVIP T. Rowe Price 2010 Fund - Service Class	—	932,221	(282,503)	704,210
LVIP T. Rowe Price 2020 Fund - Service Class	—	1,585,631	(317,945)	1,338,481
LVIP T. Rowe Price 2030 Fund - Service Class	—	698,998	36,931	755,530
LVIP T. Rowe Price 2040 Fund - Service Class	—	752,460	124,856	893,343
LVIP T. Rowe Price Growth Stock Fund - Service Class	4	39,039,075	49,850,860	83,676,370
LVIP T. Rowe Price Growth Stock Fund - Standard Class	—	185,119	559,335	733,386
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	3	24,337,483	44,996,304	65,598,143
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	—	494,158	418,068	868,834
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	—	195,097	2,542,046	5,437,226
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	—	134	3,730	9,774
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	2	53,498,239	117,012,753	173,833,453
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	—	32,642	23,737	77,196
LVIP Vanguard Domestic Equity ETF Fund - Service Class	—	12,806,010	52,287,257	64,908,866
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	—	124,881	727,441	911,761
LVIP Vanguard International Equity ETF Fund - Service Class	5	938,708	29,878,786	33,521,245
LVIP Vanguard International Equity ETF Fund - Standard Class	—	7,292	1,392,876	1,655,247
LVIP Wellington Capital Growth Fund - Service Class	—	58,064,072	68,630,136	122,373,290
LVIP Wellington Capital Growth Fund - Standard Class	—	96,130	254,787	346,930
LVIP Wellington Mid-Cap Value Fund - Service Class	(1)	10,171,956	16,347,083	25,717,858
LVIP Wellington Mid-Cap Value Fund - Standard Class	—	48,267	81,320	132,510
LVIP Western Asset Core Bond Fund - Service Class	—	591,591	8,398,090	12,539,381
LVIP Western Asset Core Bond Fund - Standard Class	—	19,406	292,146	483,428
MFS® VIT Growth Series - Initial Class	—	563,748	979,206	1,486,406
MFS® VIT Growth Series - Service Class	(1)	20,724,201	29,611,672	47,966,237
MFS® VIT Total Return Series - Initial Class	—	145,183	789,945	997,018
MFS® VIT Total Return Series - Service Class	1	2,683,049	11,608,597	14,975,228
MFS® VIT Utilities Series - Initial Class	—	309,182	906,163	1,377,319
MFS® VIT Utilities Series - Service Class	7	5,981,151	26,705,495	36,611,791
MFS® VIT II Core Equity Portfolio - Service Class	—	336,488	340,113	649,010
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	—	85,776	154,419	256,674
MFS® VIT II International Intrinsic Value Portfolio - Service Class	—	1,985,073	4,629,011	6,712,294
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	—	15,928	57,245	81,575
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	—	317,368	1,307,406	1,727,747
Morgan Stanley VIF Growth Portfolio - Class II	(1)	297,306	476,465	744,698
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1	2,963,005	103,046	2,860,262
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	(36,079)	171,657	192,391
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	—	(1,514)	5,763	7,023
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	2	(861,535)	1,523,656	954,517
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	—	(3,064)	3,517	1,266
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	1	7,117	14,879	155,405
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	—	83	(554)	3,304
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	1	3,242	323,746	440,743
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	—	1,086	3,676	7,057
Putnam VT Equity Income Fund - Class IA	—	1,016	3,176	4,120
Putnam VT Equity Income Fund - Class IB	—	130,894	269,107	399,178
Putnam VT George Putnam Balanced Fund - Class IA	—	118	38,186	37,477
Putnam VT George Putnam Balanced Fund - Class IB	—	2,345,461	6,198,223	8,313,358
Putnam VT Global Health Care Fund - Class IA	—	9,510	67,512	76,522
Putnam VT Global Health Care Fund - Class IB	—	391,294	3,713,983	3,910,353
Putnam VT Income Fund - Class IA	—	3,122	2,999	16,582
Putnam VT Income Fund - Class IB	(1)	117,451	535,438	790,492
Putnam VT Multi-Asset Absolute Return Fund - Class IA	—	—	131	112
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(15,707)	186,252	138,764

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
QS Variable Conservative Growth - Class II	$151,346	$(90,068)	$61,278	$(12,838)	$132,074
Rational Trend Aggregation VA Fund	29,790	(14,360)	15,430	(526)	—
SEI VP Market Growth Strategy Fund - Class II	63,077	(15,673)	47,404	(1,575)	42,586
SEI VP Market Growth Strategy Fund - Class III	72,825	(33,576)	39,249	15,421	52,378
SEI VP Market Plus Strategy Fund - Class III	25,389	(15,009)	10,380	64,824	38,393
Templeton Foreign VIP Fund - Class 1	1,168	(227)	941	(2,294)	596
Templeton Foreign VIP Fund - Class 4	51,883	(39,721)	12,162	(23,028)	34,664
Templeton Global Bond VIP Fund - Class 1	330,773	(19,413)	311,360	(8,270)	—
Templeton Global Bond VIP Fund - Class 2	20,580,044	(4,614,542)	15,965,502	(1,658,326)	—
Templeton Global Bond VIP Fund - Class 4	2,007,906	(337,987)	1,669,919	(41,849)	—
Templeton Growth VIP Fund - Class 2	611,019	(378,483)	232,536	(834,261)	4,197,419
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	7,927	(34,152)	(26,225)	3,265	10,081
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(35,885)	(35,885)	(107,733)	—
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(1,257)	(1,257)	(8,719)	—
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	580,292	(169,788)	410,504	364	—
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	32,076	(2,751)	29,325	(39)	—

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
QS Variable Conservative Growth - Class II	$—	$119,236	$627,356	$807,870
Rational Trend Aggregation VA Fund	—	(526)	49,059	63,963
SEI VP Market Growth Strategy Fund - Class II	—	41,011	254,106	342,521
SEI VP Market Growth Strategy Fund - Class III	—	67,799	302,648	409,696
SEI VP Market Plus Strategy Fund - Class III	1	103,218	170,415	284,013
Templeton Foreign VIP Fund - Class 1	—	(1,698)	5,894	5,137
Templeton Foreign VIP Fund - Class 4	—	11,636	343,871	367,669
Templeton Global Bond VIP Fund - Class 1	—	(8,270)	(226,913)	76,177
Templeton Global Bond VIP Fund - Class 2	10	(1,658,316)	(12,864,735)	1,442,451
Templeton Global Bond VIP Fund - Class 4	—	(41,849)	(1,441,153)	186,917
Templeton Growth VIP Fund - Class 2	1	3,363,159	(854,559)	2,741,136
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	—	13,346	450,442	437,563
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(107,733)	402,544	258,926
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(8,719)	44,787	34,811
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	1	365	888,928	1,299,797
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	—	(39)	38,465	67,751

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2018 and 2019

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Growth and Income Portfolio - Class B Subaccount	AB VPS International Value Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2018	$31,775,509	$—	$1,232	$10,225,500	$458,767	$212,389,129	$546,169
Changes From Operations:
• Net investment income (loss)	(508,310)	(231)	(1)	(168,799)	(405)	(2,866,983)	7,371
• Net realized gain (loss) on investments	2,249,509	571	1	1,710,885	83,597	20,268,836	(18,907)
• Net change in unrealized appreciation or depreciation on investments	(5,287,583)	—	(289)	(1,383,116)	(188,315)	(51,595,867)	(64,924)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,546,384)	340	(289)	158,970	(105,123)	(34,194,014)	(76,460)
Change From Unit Transactions:
• Net unit transactions	(356,188)	(340)	(27)	(1,929,637)	282,560	(4,230,822)	(127,264)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(356,188)	(340)	(27)	(1,929,637)	282,560	(4,230,822)	(127,264)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,902,572)	—	(316)	(1,770,667)	177,437	(38,424,836)	(203,724)
NET ASSETS AT DECEMBER 31, 2018	27,872,937	—	916	8,454,833	636,204	173,964,293	342,445
Changes From Operations:
• Net investment income (loss)	(436,022)	—	(4)	(151,121)	1,261	(2,487,816)	7,386
• Net realized gain (loss) on investments	3,589,402	—	(3)	1,793,920	74,153	20,162,728	(1,533)
• Net change in unrealized appreciation or depreciation on investments	4,140,662	—	147	911,024	58,355	13,569,136	63,630
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,294,042	—	140	2,553,823	133,769	31,244,048	69,483
Change From Unit Transactions:
• Net unit transactions	(4,604,999)	—	(22)	(1,615,773)	82,170	(5,133,941)	55,593
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,604,999)	—	(22)	(1,615,773)	82,170	(5,133,941)	55,593
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,689,043	—	118	938,050	215,939	26,110,107	125,076
NET ASSETS AT DECEMBER 31, 2019	$30,561,980	$—	$1,034	$9,392,883	$852,143	$200,074,400	$467,521

See accompanying notes.

	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class I Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class III Subaccount	ALPS/Stadion Core ETF Portfolio - Class I Subaccount	ALPS/Stadion Core ETF Portfolio - Class III Subaccount	ALPS/Stadion Tactical Growth Portfolio - Class III Subaccount
NET ASSETS AT JANUARY 1, 2018	$5,663,293	$54,484	$9,257,493	$59,905	$10,143,127	$4,962,374
Changes From Operations:
• Net investment income (loss)	35,138	6,836	467,993	(569)	(141,967)	(51,970)
• Net realized gain (loss) on investments	(74,743)	483	249,863	14,818	514,313	255,471
• Net change in unrealized appreciation or depreciation on investments	(1,049,783)	(23,913)	(2,292,531)	(37,207)	(1,477,937)	(472,585)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,089,388)	(16,594)	(1,574,675)	(22,958)	(1,105,591)	(269,084)
Change From Unit Transactions:
• Net unit transactions	(311,502)	79,775	2,436,075	245,025	4,818,311	105,875
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(311,502)	79,775	2,436,075	245,025	4,818,311	105,875
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,400,890)	63,181	861,400	222,067	3,712,720	(163,209)
NET ASSETS AT DECEMBER 31, 2018	4,262,403	117,665	10,118,893	281,972	13,855,847	4,799,165
Changes From Operations:
• Net investment income (loss)	25,035	(757)	(152,168)	(1,299)	94,848	(31,474)
• Net realized gain (loss) on investments	(77,633)	3,179	355,044	6,866	895,576	568,906
• Net change in unrealized appreciation or depreciation on investments	870,818	46,055	3,759,839	28,977	544,158	(197,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	818,220	48,477	3,962,715	34,544	1,534,582	339,596
Change From Unit Transactions:
• Net unit transactions	(118,602)	(2,342)	1,134,772	(316,516)	(15,390,429)	(5,138,761)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(118,602)	(2,342)	1,134,772	(316,516)	(15,390,429)	(5,138,761)
TOTAL INCREASE (DECREASE) IN NET ASSETS	699,618	46,135	5,097,487	(281,972)	(13,855,847)	(4,799,165)
NET ASSETS AT DECEMBER 31, 2019	$4,962,021	$163,800	$15,216,380	$—	$—	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Century VP Balanced Fund - Class I Subaccount	American Century VP Balanced Fund - Class II Subaccount	American Century VP Inflation Protection Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class I Subaccount	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2018	$71,687	$50,309,821	$25,803	$352,509	$3,784,362	$18,849,926	$4,093,365
Changes From Operations:
• Net investment income (loss)	1,518	(190,914)	154	8,757	20,070	243,596	90,109
• Net realized gain (loss) on investments	2,250	806,053	(83)	23,322	338,745	928,998	268,196
• Net change in unrealized appreciation or depreciation on investments	(13,711)	(4,655,929)	(1,282)	(127,934)	(1,807,775)	(2,027,832)	(745,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,943)	(4,040,790)	(1,211)	(95,855)	(1,448,960)	(855,238)	(386,969)
Change From Unit Transactions:
• Net unit transactions	150,141	22,276,143	(1,711)	780,371	12,052,391	(839,865)	3,150,293
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	150,141	22,276,143	(1,711)	780,371	12,052,391	(839,865)	3,150,293
TOTAL INCREASE (DECREASE) IN NET ASSETS	140,198	18,235,353	(2,922)	684,516	10,603,431	(1,695,103)	2,763,324
NET ASSETS AT DECEMBER 31, 2018	211,885	68,545,174	22,881	1,037,025	14,387,793	17,154,823	6,856,689
Changes From Operations:
• Net investment income (loss)	1,916	(208,016)	42	32,977	88,603	300,552	144,057
• Net realized gain (loss) on investments	10,513	2,292,925	(33)	51,922	592,338	997,029	402,502
• Net change in unrealized appreciation or depreciation on investments	28,329	11,032,259	1,504	357,289	4,573,465	2,237,601	1,048,439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,758	13,117,168	1,513	442,188	5,254,406	3,535,182	1,594,998
Change From Unit Transactions:
• Net unit transactions	27,343	17,193,262	(1,709)	1,517,195	16,218,674	(484,318)	2,203,147
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	27,343	17,193,262	(1,709)	1,517,195	16,218,674	(484,318)	2,203,147
TOTAL INCREASE (DECREASE) IN NET ASSETS	68,101	30,310,430	(196)	1,959,383	21,473,080	3,050,864	3,798,145
NET ASSETS AT DECEMBER 31, 2019	$279,986	$98,855,604	$22,685	$2,996,408	$35,860,873	$20,205,687	$10,654,834

See accompanying notes.

	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1A Subaccount	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount	American Funds Bond Fund - Class 1 Subaccount	American Funds Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2018	$125,099,749	$4,489,873	$618,727	$29,875,527	$6,361,687	$1,061,558
Changes From Operations:
• Net investment income (loss)	468,300	53,214	53,962	253,741	120,553	59,075
• Net realized gain (loss) on investments	5,881,415	386,097	172,792	2,626,000	(15,705)	(11,352)
• Net change in unrealized appreciation or depreciation on investments	(16,813,269)	(786,699)	(557,725)	(6,335,895)	(191,921)	(40,733)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,463,554)	(347,388)	(330,971)	(3,456,154)	(87,073)	6,990
Change From Unit Transactions:
• Net unit transactions	20,198,106	(562,790)	2,863,436	5,499,893	78,415	2,154,056
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,198,106	(562,790)	2,863,436	5,499,893	78,415	2,154,056
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,734,552	(910,178)	2,532,465	2,043,739	(8,658)	2,161,046
NET ASSETS AT DECEMBER 31, 2018	134,834,301	3,579,695	3,151,192	31,919,266	6,353,029	3,222,604
Changes From Operations:
• Net investment income (loss)	1,115,222	54,047	113,263	372,606	137,930	107,164
• Net realized gain (loss) on investments	8,609,750	285,414	325,804	2,832,441	3,284	18,752
• Net change in unrealized appreciation or depreciation on investments	19,169,139	372,129	572,702	3,737,543	425,395	221,777
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,894,111	711,590	1,011,769	6,942,590	566,609	347,693
Change From Unit Transactions:
• Net unit transactions	33,656,313	(301,587)	3,907,775	7,738,113	37,630	1,827,458
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	33,656,313	(301,587)	3,907,775	7,738,113	37,630	1,827,458
TOTAL INCREASE (DECREASE) IN NET ASSETS	62,550,424	410,003	4,919,544	14,680,703	604,239	2,175,151
NET ASSETS AT DECEMBER 31, 2019	$197,384,725	$3,989,698	$8,070,736	$46,599,969	$6,957,268	$5,397,755

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 1A Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Global Balanced Fund - Class 1 Subaccount	American Funds Global Balanced Fund - Class 1A Subaccount	American Funds Global Bond Fund - Class 1 Subaccount	American Funds Global Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,004,071	$454,380	$34,882,122	$556,175	$238,878	$2,829,781	$63,963
Changes From Operations:
• Net investment income (loss)	27,947	47,626	545,419	4,965	23,484	43,903	7,020
• Net realized gain (loss) on investments	7,797	(9,696)	139,255	7,213	12,616	6,263	(5,545)
• Net change in unrealized appreciation or depreciation on investments	(112,497)	(207,958)	(3,937,695)	(47,666)	(198,744)	(115,230)	(9,987)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(76,753)	(170,028)	(3,253,021)	(35,488)	(162,644)	(65,064)	(8,512)
Change From Unit Transactions:
• Net unit transactions	93,588	2,391,560	6,433,775	(2,195)	1,882,342	66,743	334,794
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	93,588	2,391,560	6,433,775	(2,195)	1,882,342	66,743	334,794
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,835	2,221,532	3,180,754	(37,683)	1,719,698	1,679	326,282
NET ASSETS AT DECEMBER 31, 2018	1,020,906	2,675,912	38,062,876	518,492	1,958,576	2,831,460	390,245
Changes From Operations:
• Net investment income (loss)	29,411	106,296	614,480	6,307	16,276	28,499	4,552
• Net realized gain (loss) on investments	6,159	2,461	170,238	22,495	60,264	6,028	1,559
• Net change in unrealized appreciation or depreciation on investments	138,631	529,436	5,581,855	79,086	309,314	170,936	21,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	174,201	638,193	6,366,573	107,888	385,854	205,463	28,003
Change From Unit Transactions:
• Net unit transactions	(82,074)	2,383,506	3,990,695	85,524	(73,926)	5,104	26,110
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(82,074)	2,383,506	3,990,695	85,524	(73,926)	5,104	26,110
TOTAL INCREASE (DECREASE) IN NET ASSETS	92,127	3,021,699	10,357,268	193,412	311,928	210,567	54,113
NET ASSETS AT DECEMBER 31, 2019	$1,113,033	$5,697,611	$48,420,144	$711,904	$2,270,504	$3,042,027	$444,358

See accompanying notes.

	American Funds Global Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth and Income Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,415,352	$119,368	$2,230,705	$1,729,281	$308,500,828	$37,676,270
Changes From Operations:
• Net investment income (loss)	13,710	13,708	4,657	9,629	(2,633,556)	(234,976)
• Net realized gain (loss) on investments	113,614	53,791	184,927	263,349	30,597,533	3,426,185
• Net change in unrealized appreciation or depreciation on investments	(274,135)	(185,770)	(386,029)	(678,727)	(56,508,947)	(8,543,563)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146,811)	(118,271)	(196,445)	(405,749)	(28,544,970)	(5,352,354)
Change From Unit Transactions:
• Net unit transactions	35,397	914,921	(86,834)	3,251,926	(24,990,844)	12,196,515
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,397	914,921	(86,834)	3,251,926	(24,990,844)	12,196,515
TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,414)	796,650	(283,279)	2,846,177	(53,535,814)	6,844,161
NET ASSETS AT DECEMBER 31, 2018	1,303,938	916,018	1,947,426	4,575,458	254,965,014	44,520,431
Changes From Operations:
• Net investment income (loss)	17,949	26,079	15,402	37,118	(1,292,224)	(32,931)
• Net realized gain (loss) on investments	81,020	59,738	151,278	305,833	25,249,599	3,494,227
• Net change in unrealized appreciation or depreciation on investments	277,679	276,760	483,918	1,282,292	56,340,855	12,433,710
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	376,648	362,577	650,598	1,625,243	80,298,230	15,895,006
Change From Unit Transactions:
• Net unit transactions	(109,482)	610,845	(120,473)	360,162	(38,578,611)	7,337,243
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(109,482)	610,845	(120,473)	360,162	(38,578,611)	7,337,243
TOTAL INCREASE (DECREASE) IN NET ASSETS	267,166	973,422	530,125	1,985,405	41,719,619	23,232,249
NET ASSETS AT DECEMBER 31, 2019	$1,571,104	$1,889,440	$2,477,551	$6,560,863	$296,684,633	$67,752,680

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 1A Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount	American Funds Growth Fund - Class 1A Subaccount	American Funds Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,447,426	$181,646	$407,453,214	$10,114,015	$10,602,163	$2,802,955	$1,493,960,160
Changes From Operations:
• Net investment income (loss)	(6,287)	(773)	(4,550,150)	(141,812)	(8,147)	17,131	(18,105,434)
• Net realized gain (loss) on investments	84,834	26,987	28,170,378	561,245	1,387,281	658,554	213,278,149
• Net change in unrealized appreciation or depreciation on investments	(228,657)	(74,295)	(65,334,464)	(2,266,987)	(1,341,291)	(1,300,717)	(203,525,958)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(150,110)	(48,081)	(41,714,236)	(1,847,554)	37,843	(625,032)	(8,353,243)
Change From Unit Transactions:
• Net unit transactions	(50,348)	208,643	(35,812,253)	4,269,334	(1,069,188)	7,624,252	(218,110,219)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,348)	208,643	(35,812,253)	4,269,334	(1,069,188)	7,624,252	(218,110,219)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(200,458)	160,562	(77,526,489)	2,421,780	(1,031,345)	6,999,220	(226,463,462)
NET ASSETS AT DECEMBER 31, 2018	1,246,968	342,208	329,926,725	12,535,795	9,570,818	9,802,175	1,267,496,698
Changes From Operations:
• Net investment income (loss)	(5,066)	(953)	(3,957,937)	(183,566)	13,618	49,735	(12,530,808)
• Net realized gain (loss) on investments	96,334	27,024	32,041,153	1,104,417	1,173,248	1,347,825	186,030,694
• Net change in unrealized appreciation or depreciation on investments	270,063	90,386	65,211,762	3,218,027	1,406,257	2,155,518	168,310,089
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	361,331	116,457	93,294,978	4,138,878	2,593,123	3,553,078	341,809,975
Change From Unit Transactions:
• Net unit transactions	(182,008)	101,585	(52,560,354)	3,261,701	(2,825,548)	4,503,657	(192,973,161)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(182,008)	101,585	(52,560,354)	3,261,701	(2,825,548)	4,503,657	(192,973,161)
TOTAL INCREASE (DECREASE) IN NET ASSETS	179,323	218,042	40,734,624	7,400,579	(232,425)	8,056,735	148,836,814
NET ASSETS AT DECEMBER 31, 2019	$1,426,291	$560,250	$370,661,349	$19,936,374	$9,338,393	$17,858,910	$1,416,333,512

See accompanying notes.

	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth-Income Fund - Class 1 Subaccount	American Funds Growth-Income Fund - Class 1A Subaccount	American Funds Growth-Income Fund - Class 2 Subaccount	American Funds Growth-Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2018	$105,324,817	$6,646,314	$2,157,415	$1,952,345,244	$69,160,604	$1,732,060
Changes From Operations:
• Net investment income (loss)	(1,123,662)	57,525	74,730	(1,787,724)	167,632	96,516
• Net realized gain (loss) on investments	13,314,929	574,372	402,427	200,150,007	6,432,167	(9,368)
• Net change in unrealized appreciation or depreciation on investments	(15,934,407)	(728,299)	(825,000)	(240,243,498)	(11,061,067)	(137,382)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,743,140)	(96,402)	(347,843)	(41,881,215)	(4,461,268)	(50,234)
Change From Unit Transactions:
• Net unit transactions	22,740,309	(578,322)	4,911,761	(250,611,093)	27,849,350	(17,681)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	22,740,309	(578,322)	4,911,761	(250,611,093)	27,849,350	(17,681)
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,997,169	(674,724)	4,563,918	(292,492,308)	23,388,082	(67,915)
NET ASSETS AT DECEMBER 31, 2018	124,321,986	5,971,590	6,721,333	1,659,852,936	92,548,686	1,664,145
Changes From Operations:
• Net investment income (loss)	(853,644)	66,920	121,500	3,169,333	561,009	100,422
• Net realized gain (loss) on investments	17,341,519	683,690	841,893	223,126,472	11,894,028	(6,754)
• Net change in unrealized appreciation or depreciation on investments	22,741,756	691,012	962,972	157,850,814	12,333,826	102,242
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,229,631	1,441,622	1,926,365	384,146,619	24,788,863	195,910
Change From Unit Transactions:
• Net unit transactions	21,631,158	(1,041,758)	2,239,060	(217,805,997)	21,321,644	(48,958)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	21,631,158	(1,041,758)	2,239,060	(217,805,997)	21,321,644	(48,958)
TOTAL INCREASE (DECREASE) IN NET ASSETS	60,860,789	399,864	4,165,425	166,340,622	46,110,507	146,952
NET ASSETS AT DECEMBER 31, 2019	$185,182,775	$6,371,454	$10,886,758	$1,826,193,558	$138,659,193	$1,811,097

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds High-Income Bond Fund - Class 1A Subaccount	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 1A Subaccount	American Funds International Fund - Class 2 Subaccount	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds International Growth and Income Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2018	$387,351	$6,189,789	$1,624,060	$706,147,538	$31,981,989	$1,740,107	$663,781
Changes From Operations:
• Net investment income (loss)	33,288	76,176	79,246	1,547,544	195,303	29,725	7,531
• Net realized gain (loss) on investments	3,266	386,680	174,215	43,840,304	2,066,369	471	(2,366)
• Net change in unrealized appreciation or depreciation on investments	(52,583)	(1,311,947)	(1,001,750)	(140,166,961)	(8,410,510)	(266,183)	(65,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,029)	(849,091)	(748,289)	(94,779,113)	(6,148,838)	(235,987)	(60,353)
Change From Unit Transactions:
• Net unit transactions	262,673	94,939	4,049,689	(43,825,097)	11,765,074	153,511	(174,379)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	262,673	94,939	4,049,689	(43,825,097)	11,765,074	153,511	(174,379)
TOTAL INCREASE (DECREASE) IN NET ASSETS	246,644	(754,152)	3,301,400	(138,604,210)	5,616,236	(82,476)	(234,732)
NET ASSETS AT DECEMBER 31, 2018	633,995	5,435,637	4,925,460	567,543,328	37,598,225	1,657,631	429,049
Changes From Operations:
• Net investment income (loss)	37,440	56,881	68,129	(146,225)	89,565	31,131	10,703
• Net realized gain (loss) on investments	(6,969)	154,451	65,369	21,963,714	972,182	32,428	5,974
• Net change in unrealized appreciation or depreciation on investments	41,259	969,248	1,055,754	92,431,908	7,196,265	282,548	86,805
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,730	1,180,580	1,189,252	114,249,397	8,258,012	346,107	103,482
Change From Unit Transactions:
• Net unit transactions	9,042	(480,400)	912,535	(76,069,851)	3,505,002	(204,965)	41,183
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,042	(480,400)	912,535	(76,069,851)	3,505,002	(204,965)	41,183
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,772	700,180	2,101,787	38,179,546	11,763,014	141,142	144,665
NET ASSETS AT DECEMBER 31, 2019	$714,767	$6,135,817	$7,027,247	$605,722,874	$49,361,239	$1,798,773	$573,714

See accompanying notes.

	American Funds Managed Risk Asset Allocation Fund - Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth-Income Fund - Class P1 Subaccount	American Funds Managed Risk International Fund - Class P1 Subaccount
NET ASSETS AT JANUARY 1, 2018	$883,305	$106,572,503	$84,409	$105,305	$26,139	$15,845
Changes From Operations:
• Net investment income (loss)	3,681	(149,360)	8,002	(1,483)	40	3,306
• Net realized gain (loss) on investments	38,425	5,075,322	506	(6,310)	1,756	(1,174)
• Net change in unrealized appreciation or depreciation on investments	(113,503)	(12,888,337)	(41,982)	(35,392)	(2,689)	(28,108)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,397)	(7,962,375)	(33,474)	(43,185)	(893)	(25,976)
Change From Unit Transactions:
• Net unit transactions	783,940	20,764,669	317,579	393,677	19,510	279,179
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	783,940	20,764,669	317,579	393,677	19,510	279,179
TOTAL INCREASE (DECREASE) IN NET ASSETS	712,543	12,802,294	284,105	350,492	18,617	253,203
NET ASSETS AT DECEMBER 31, 2018	1,595,848	119,374,797	368,514	455,797	44,756	269,048
Changes From Operations:
• Net investment income (loss)	(10,528)	1,144,371	5,999	8,777	566	3,380
• Net realized gain (loss) on investments	61,283	6,121,640	16,283	58,311	4,340	12,918
• Net change in unrealized appreciation or depreciation on investments	220,295	12,766,630	34,363	132,518	38,089	48,191
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	271,050	20,032,641	56,645	199,606	42,995	64,489
Change From Unit Transactions:
• Net unit transactions	306,924	7,133,927	239,191	1,238,996	302,314	220,441
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	306,924	7,133,927	239,191	1,238,996	302,314	220,441
TOTAL INCREASE (DECREASE) IN NET ASSETS	577,974	27,166,568	295,836	1,438,602	345,309	284,930
NET ASSETS AT DECEMBER 31, 2019	$2,173,822	$146,541,365	$664,350	$1,894,399	$390,065	$553,978

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds Mortgage Fund - Class 1 Subaccount	American Funds Mortgage Fund - Class 1A Subaccount	American Funds Mortgage Fund - Class 4 Subaccount	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 1A Subaccount	American Funds New World Fund® - Class 4 Subaccount	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2018	$417,491	$93,723	$5,067,464	$4,162,323	$649,430	$24,088,587	$188,333
Changes From Operations:
• Net investment income (loss)	5,697	12,264	32,717	18,233	11,901	(108,528)	2,018
• Net realized gain (loss) on investments	(1,877)	(328)	(43,356)	147,465	17,333	1,073,374	(3,530)
• Net change in unrealized appreciation or depreciation on investments	(4,338)	(67)	(47,446)	(812,992)	(304,452)	(5,311,164)	826
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(518)	11,869	(58,085)	(647,294)	(275,218)	(4,346,318)	(686)
Change From Unit Transactions:
• Net unit transactions	144,307	623,269	310,540	379,831	1,342,235	6,041,880	(18,916)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	144,307	623,269	310,540	379,831	1,342,235	6,041,880	(18,916)
TOTAL INCREASE (DECREASE) IN NET ASSETS	143,789	635,138	252,455	(267,463)	1,067,017	1,695,562	(19,602)
NET ASSETS AT DECEMBER 31, 2018	561,280	728,861	5,319,919	3,894,860	1,716,447	25,784,149	168,731
Changes From Operations:
• Net investment income (loss)	7,174	9,513	46,014	17,806	19,656	(99,254)	2,072
• Net realized gain (loss) on investments	(520)	9,268	(26,128)	233,998	106,200	1,492,653	(1,157)
• Net change in unrealized appreciation or depreciation on investments	13,110	10,116	136,461	777,727	494,124	6,074,001	3,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,764	28,897	156,347	1,029,531	619,980	7,467,400	4,297
Change From Unit Transactions:
• Net unit transactions	(42,675)	(275,323)	(773,917)	(736,812)	1,288,508	4,297,195	(5,243)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(42,675)	(275,323)	(773,917)	(736,812)	1,288,508	4,297,195	(5,243)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,911)	(246,426)	(617,570)	292,719	1,908,488	11,764,595	(946)
NET ASSETS AT DECEMBER 31, 2019	$538,369	$482,435	$4,702,349	$4,187,579	$3,624,935	$37,548,744	$167,785

See accompanying notes.

	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1A Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount	BlackRock Global Allocation V.I. Fund - Class III Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class I Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2018	$292,918	$4,965,721	$1,146,566,986	$14,954	$4,445,200	$309,595
Changes From Operations:
• Net investment income (loss)	19,982	10,264	(9,107,348)	(145)	(38,610)	739
• Net realized gain (loss) on investments	(3,456)	290,731	50,568,594	4,328	258,155	20,508
• Net change in unrealized appreciation or depreciation on investments	8,433	(574,070)	(139,799,717)	(894)	(164,409)	(47,360)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,959	(273,075)	(98,338,471)	3,289	55,136	(26,113)
Change From Unit Transactions:
• Net unit transactions	1,182,545	(1,195,449)	(87,671,978)	(18,243)	(4,500,336)	(5,616)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,182,545	(1,195,449)	(87,671,978)	(18,243)	(4,500,336)	(5,616)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,207,504	(1,468,524)	(186,010,449)	(14,954)	(4,445,200)	(31,729)
NET ASSETS AT DECEMBER 31, 2018	1,500,422	3,497,197	960,556,537	—	—	277,866
Changes From Operations:
• Net investment income (loss)	34,680	30,028	(4,170,502)	—	—	1,906
• Net realized gain (loss) on investments	11,304	138,271	38,244,822	—	—	5,644
• Net change in unrealized appreciation or depreciation on investments	42,468	450,254	111,252,702	—	—	60,670
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	88,452	618,553	145,327,022	—	—	68,220
Change From Unit Transactions:
• Net unit transactions	874,967	(4,075)	(99,515,699)	—	—	(1,195)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	874,967	(4,075)	(99,515,699)	—	—	(1,195)
TOTAL INCREASE (DECREASE) IN NET ASSETS	963,419	614,478	45,811,323	—	—	67,025
NET ASSETS AT DECEMBER 31, 2019	$2,463,841	$4,111,675	$1,006,367,860	$—	$—	$344,891

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class I Subaccount	ClearBridge Variable Large Cap Large Cap Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class I Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 1 Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2018	$22,255,867	$336,085	$13,890,453	$533,192	$31,264,072	$165,052	$490,574
Changes From Operations:
• Net investment income (loss)	(181,414)	(148)	(522,371)	(16)	(387,317)	(430)	(7,327)
• Net realized gain (loss) on investments	1,417,896	44,262	1,652,646	10,915	770,156	(1,143)	(4,164)
• Net change in unrealized appreciation or depreciation on investments	(3,348,241)	(148,357)	(5,558,918)	(86,126)	(5,536,921)	(29,156)	(114,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,111,759)	(104,243)	(4,428,643)	(75,227)	(5,154,082)	(30,729)	(125,796)
Change From Unit Transactions:
• Net unit transactions	(149,808)	1,317,522	50,764,690	31,627	6,022,693	62,013	357,246
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(149,808)	1,317,522	50,764,690	31,627	6,022,693	62,013	357,246
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,261,567)	1,213,279	46,336,047	(43,600)	868,611	31,284	231,450
NET ASSETS AT DECEMBER 31, 2018	19,994,300	1,549,364	60,226,500	489,592	32,132,683	196,336	722,024
Changes From Operations:
• Net investment income (loss)	(87,365)	(3,375)	(1,473,779)	1,538	(382,143)	1,787	(348)
• Net realized gain (loss) on investments	42,644	115,846	7,369,488	12,704	694,297	(791)	(12,408)
• Net change in unrealized appreciation or depreciation on investments	4,530,942	351,732	17,898,919	160,652	10,111,118	13,898	61,706
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,486,221	464,203	23,794,628	174,894	10,423,272	14,894	48,950
Change From Unit Transactions:
• Net unit transactions	(1,346,880)	243,865	63,185,091	256,749	6,240,851	19,640	(28,154)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,346,880)	243,865	63,185,091	256,749	6,240,851	19,640	(28,154)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,139,341	708,068	86,979,719	431,643	16,664,123	34,534	20,796
NET ASSETS AT DECEMBER 31, 2019	$23,133,641	$2,257,432	$147,206,219	$921,235	$48,796,806	$230,870	$742,820

See accompanying notes.

	Columbia VP Emerging Markets Bond Fund - Class 1 Subaccount	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 1 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount	Delaware VIP® Diversified Income Series - Service Class Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$256,096	$1,163,501	$—	$2,922,021	$2,015,655,856	$6,538,451
Changes From Operations:
• Net investment income (loss)	13,547	49,058	15,411	73,873	27,604,531	161,936
• Net realized gain (loss) on investments	(19,627)	(15,890)	(916)	(6,664)	(13,665,562)	(83,017)
• Net change in unrealized appreciation or depreciation on investments	(18,432)	(164,001)	(18,508)	(134,660)	(92,816,580)	(295,394)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,512)	(130,833)	(4,013)	(67,451)	(78,877,611)	(216,475)
Change From Unit Transactions:
• Net unit transactions	77,059	795,198	777,000	1,469,970	(62,345,661)	5,026,770
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	77,059	795,198	777,000	1,469,970	(62,345,661)	5,026,770
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,547	664,365	772,987	1,402,519	(141,223,272)	4,810,295
NET ASSETS AT DECEMBER 31, 2018	308,643	1,827,866	772,987	4,324,540	1,874,432,584	11,348,746
Changes From Operations:
• Net investment income (loss)	15,130	87,596	39,264	187,686	20,351,421	278,600
• Net realized gain (loss) on investments	(243)	(16,788)	2,646	28,951	(3,525,900)	30,554
• Net change in unrealized appreciation or depreciation on investments	22,494	146,761	44,349	312,691	138,258,899	854,670
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,381	217,569	86,259	529,328	155,084,420	1,163,824
Change From Unit Transactions:
• Net unit transactions	23,044	864,190	302,626	6,516,161	(12,348,768)	1,895,377
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	23,044	864,190	302,626	6,516,161	(12,348,768)	1,895,377
TOTAL INCREASE (DECREASE) IN NET ASSETS	60,425	1,081,759	388,885	7,045,489	142,735,652	3,059,201
NET ASSETS AT DECEMBER 31, 2019	$369,068	$2,909,625	$1,161,872	$11,370,029	$2,017,168,236	$14,407,947

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® Emerging Markets Series - Standard Class Subaccount	Delaware VIP® High Yield Series - Service Class Subaccount	Delaware VIP High Yield Series - Standard Class Subaccount	Delaware VIP® International Value Equity Series - Standard Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Service Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$340,675,270	$522,700	$129,079,479	$2,886,230	$118,444	$1,262,196,657	$1,446,066
Changes From Operations:
• Net investment income (loss)	4,893,680	16,325	5,262,301	126,787	1,096	13,307,005	26,582
• Net realized gain (loss) on investments	8,481,001	44,390	(3,714,134)	(25,967)	1,554	(5,382,713)	(5,707)
• Net change in unrealized appreciation or depreciation on investments	(73,191,153)	(158,686)	(9,187,095)	(247,869)	(19,310)	(24,422,293)	(32,899)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,816,472)	(97,971)	(7,638,928)	(147,049)	(16,660)	(16,498,001)	(12,024)
Change From Unit Transactions:
• Net unit transactions	3,062,672	169,460	(20,202,530)	(508,342)	(33,156)	(78,418,361)	615,471
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,062,672	169,460	(20,202,530)	(508,342)	(33,156)	(78,418,361)	615,471
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,753,800)	71,489	(27,841,458)	(655,391)	(49,816)	(94,916,362)	603,447
NET ASSETS AT DECEMBER 31, 2018	283,921,470	594,189	101,238,021	2,230,839	68,628	1,167,280,295	2,049,513
Changes From Operations:
• Net investment income (loss)	(3,561,119)	1,060	5,123,467	122,092	582	12,518,013	44,919
• Net realized gain (loss) on investments	11,914,977	7,002	(2,347,924)	(18,568)	894	(2,780,611)	1,515
• Net change in unrealized appreciation or depreciation on investments	47,201,730	115,766	11,069,091	210,399	10,334	29,390,547	56,406
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,555,588	123,828	13,844,634	313,923	11,810	39,127,949	102,840
Change From Unit Transactions:
• Net unit transactions	(29,756,250)	(31,655)	(9,919,054)	(296,600)	(3,775)	(47,635,028)	587,899
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(29,756,250)	(31,655)	(9,919,054)	(296,600)	(3,775)	(47,635,028)	587,899
TOTAL INCREASE (DECREASE) IN NET ASSETS	25,799,338	92,173	3,925,580	17,323	8,035	(8,507,079)	690,739
NET ASSETS AT DECEMBER 31, 2019	$309,720,808	$686,362	$105,163,601	$2,248,162	$76,663	$1,158,773,216	$2,740,252

See accompanying notes.

	Delaware VIP® REIT Series - Service Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	Delaware VIP® Smid Cap Core Series - Service Class Subaccount	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$155,232,449	$3,127,670	$399,897,769	$7,202,342	$189,006,646	$7,246,071
Changes From Operations:
• Net investment income (loss)	396,530	26,119	(4,046,132)	(36,958)	(2,983,199)	(85,169)
• Net realized gain (loss) on investments	1,972,854	67,640	36,253,847	591,165	57,530,708	2,220,338
• Net change in unrealized appreciation or depreciation on investments	(15,269,920)	(352,055)	(106,697,240)	(1,930,816)	(78,775,592)	(3,039,436)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,900,536)	(258,296)	(74,489,525)	(1,376,609)	(24,228,083)	(904,267)
Change From Unit Transactions:
• Net unit transactions	(16,183,734)	139,129	16,291,481	718,701	(9,781,511)	(345,601)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(16,183,734)	139,129	16,291,481	718,701	(9,781,511)	(345,601)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,084,270)	(119,167)	(58,198,044)	(657,908)	(34,009,594)	(1,249,868)
NET ASSETS AT DECEMBER 31, 2018	126,148,179	3,008,503	341,699,725	6,544,434	154,997,052	5,996,203
Changes From Operations:
• Net investment income (loss)	419,507	35,171	(3,456,453)	(11,125)	(2,211,315)	(49,787)
• Net realized gain (loss) on investments	1,059,666	29,626	32,608,302	559,271	3,763,863	285,775
• Net change in unrealized appreciation or depreciation on investments	28,810,738	699,111	60,208,155	1,181,515	39,297,635	1,370,920
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,289,911	763,908	89,360,004	1,729,661	40,850,183	1,606,908
Change From Unit Transactions:
• Net unit transactions	(8,559,930)	58,775	8,499,415	(134,329)	(18,685,635)	(1,005,758)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,559,930)	58,775	8,499,415	(134,329)	(18,685,635)	(1,005,758)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,729,981	822,683	97,859,419	1,595,332	22,164,548	601,150
NET ASSETS AT DECEMBER 31, 2019	$147,878,160	$3,831,186	$439,559,144	$8,139,766	$177,161,600	$6,597,353

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Delaware VIP® U.S. Growth Series - Service Class Subaccount	Delaware VIP® U.S. Growth Series - Standard Class Subaccount	Delaware VIP® Value Series - Service Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class B Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2018	$329,367,419	$—	$315,482,010	$6,859,946	$1,263,779	$54,822,983	$5,802,183
Changes From Operations:
• Net investment income (loss)	(3,610,050)	(46)	(742,714)	10,294	19,312	146,385	1,145
• Net realized gain (loss) on investments	48,161,976	522	29,851,780	507,857	(4,247)	(385,248)	671,348
• Net change in unrealized appreciation or depreciation on investments	(54,643,371)	(4,664)	(43,342,235)	(842,299)	(165,915)	(5,430,062)	(1,015,243)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,091,445)	(4,188)	(14,233,169)	(324,148)	(150,850)	(5,668,925)	(342,750)
Change From Unit Transactions:
• Net unit transactions	(40,338,862)	60,600	(8,691,099)	182,596	310,974	(3,615,302)	(471,888)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(40,338,862)	60,600	(8,691,099)	182,596	310,974	(3,615,302)	(471,888)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,430,307)	56,412	(22,924,268)	(141,552)	160,124	(9,284,227)	(814,638)
NET ASSETS AT DECEMBER 31, 2018	278,937,112	56,412	292,557,742	6,718,394	1,423,903	45,538,756	4,987,545
Changes From Operations:
• Net investment income (loss)	(3,467,085)	(515)	(487,535)	28,823	45,007	920,453	20,391
• Net realized gain (loss) on investments	53,275,013	20,047	27,931,489	524,411	(6,852)	(322,616)	484,518
• Net change in unrealized appreciation or depreciation on investments	18,413,229	12,849	23,963,687	646,776	154,661	4,892,094	969,041
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,221,157	32,381	51,407,641	1,200,010	192,816	5,489,931	1,473,950
Change From Unit Transactions:
• Net unit transactions	(35,904,642)	58,206	(7,620,652)	(373,004)	(11,415)	(4,838,873)	(79,449)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(35,904,642)	58,206	(7,620,652)	(373,004)	(11,415)	(4,838,873)	(79,449)
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,316,515	90,587	43,786,989	827,006	181,401	651,058	1,394,501
NET ASSETS AT DECEMBER 31, 2019	$311,253,627	$146,999	$336,344,731	$7,545,400	$1,605,304	$46,189,814	$6,382,046

See accompanying notes.

	DWS Small Cap Index VIP Portfolio - Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund - ADV Class Subaccount	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Balanced Portfolio - Initial Class Subaccount	Fidelity® VIP Balanced Portfolio - Service Class 2 Subaccount	Fidelity® VIP Contrafund® Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$3,639,672	$3,542,426	$17,392,170	$—	$—	$1,754,755
Changes From Operations:
• Net investment income (loss)	(21,190)	135,130	591,318	—	—	7,990
• Net realized gain (loss) on investments	440,110	21,077	(105,426)	—	—	204,886
• Net change in unrealized appreciation or depreciation on investments	(772,296)	(179,012)	(972,119)	—	—	(404,254)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(353,376)	(22,805)	(486,227)	—	—	(191,378)
Change From Unit Transactions:
• Net unit transactions	(618,264)	251,720	6,641,417	—	—	770,000
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(618,264)	251,720	6,641,417	—	—	770,000
TOTAL INCREASE (DECREASE) IN NET ASSETS	(971,640)	228,915	6,155,190	—	—	578,622
NET ASSETS AT DECEMBER 31, 2018	2,668,032	3,771,341	23,547,360	—	—	2,333,377
Changes From Operations:
• Net investment income (loss)	(16,195)	168,018	846,260	4,197	225,273	1,957
• Net realized gain (loss) on investments	306,102	(12,921)	(113,876)	29	38,238	305,238
• Net change in unrealized appreciation or depreciation on investments	302,270	113,032	717,314	20,542	1,825,213	497,796
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	592,177	268,129	1,449,698	24,768	2,088,724	804,991
Change From Unit Transactions:
• Net unit transactions	(335,746)	190,166	2,234,818	322,482	34,493,378	685,443
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(335,746)	190,166	2,234,818	322,482	34,493,378	685,443
TOTAL INCREASE (DECREASE) IN NET ASSETS	256,431	458,295	3,684,516	347,250	36,582,102	1,490,434
NET ASSETS AT DECEMBER 31, 2019	$2,924,463	$4,229,636	$27,231,876	$347,250	$36,582,102	$3,823,811

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount	Fidelity® VIP Mid Cap Portfolio - Initial Class Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,133,923,370	$—	$6,058,541	$4,933,313	$221,914,221	$1,896,503	$583,214,185
Changes From Operations:
• Net investment income (loss)	(13,266,301)	3,161	6,316	(56,110)	(3,632,189)	4,090	(6,672,497)
• Net realized gain (loss) on investments	133,357,306	(40,068)	556,037	798,299	41,114,361	203,911	59,187,743
• Net change in unrealized appreciation or depreciation on investments	(205,386,865)	(43,490)	(1,492,423)	(813,811)	(40,829,962)	(474,668)	(142,499,915)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(85,295,860)	(80,397)	(930,070)	(71,622)	(3,347,790)	(266,667)	(89,984,669)
Change From Unit Transactions:
• Net unit transactions	(44,702,654)	567,389	7,941,559	56,216	(12,247,561)	(92,160)	(10,827,296)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(44,702,654)	567,389	7,941,559	56,216	(12,247,561)	(92,160)	(10,827,296)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(129,998,514)	486,992	7,011,489	(15,406)	(15,595,351)	(358,827)	(100,811,965)
NET ASSETS AT DECEMBER 31, 2018	1,003,924,856	486,992	13,070,030	4,917,907	206,318,870	1,537,676	482,402,220
Changes From Operations:
• Net investment income (loss)	(16,011,049)	7,120	35,864	(54,412)	(3,558,460)	9,125	(4,888,353)
• Net realized gain (loss) on investments	151,853,114	46,377	1,207,481	372,111	22,143,060	154,723	56,993,558
• Net change in unrealized appreciation or depreciation on investments	152,647,622	28,107	1,172,735	1,259,074	45,374,460	227,435	51,024,805
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	288,489,687	81,604	2,416,080	1,576,773	63,959,060	391,283	103,130,010
Change From Unit Transactions:
• Net unit transactions	(54,744,642)	220,533	5,380,734	(206,538)	(18,609,978)	259,253	(8,731,647)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(54,744,642)	220,533	5,380,734	(206,538)	(18,609,978)	259,253	(8,731,647)
TOTAL INCREASE (DECREASE) IN NET ASSETS	233,745,045	302,137	7,796,814	1,370,235	45,349,082	650,536	94,398,363
NET ASSETS AT DECEMBER 31, 2019	$1,237,669,901	$789,129	$20,866,844	$6,288,142	$251,667,952	$2,188,212	$576,800,583

See accompanying notes.

	Fidelity® VIP Strategic Income Portfolio - Initial Class Subaccount	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class II Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$605,430	$15,571,124	$4,797,488	$—	$5,591,237	$49,057
Changes From Operations:
• Net investment income (loss)	59,146	459,696	(55,588)	105	59,994	236
• Net realized gain (loss) on investments	3,165	16,361	111,665	39	23,686	732
• Net change in unrealized appreciation or depreciation on investments	(106,466)	(1,181,102)	(1,010,619)	(4,496)	(429,731)	(2,501)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(44,155)	(705,045)	(954,542)	(4,352)	(346,051)	(1,533)
Change From Unit Transactions:
• Net unit transactions	1,126,371	2,950,948	4,216,694	33,843	688,615	(7,407)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,126,371	2,950,948	4,216,694	33,843	688,615	(7,407)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,082,216	2,245,903	3,262,152	29,491	342,564	(8,940)
NET ASSETS AT DECEMBER 31, 2018	1,687,646	17,817,027	8,059,640	29,491	5,933,801	40,117
Changes From Operations:
• Net investment income (loss)	43,651	461,831	(50,356)	221	84,058	692
• Net realized gain (loss) on investments	20,365	177,544	212,841	600	33,001	986
• Net change in unrealized appreciation or depreciation on investments	98,345	1,105,245	1,408,951	6,259	792,328	4,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	162,361	1,744,620	1,571,436	7,080	909,387	5,822
Change From Unit Transactions:
• Net unit transactions	18,652	2,897,096	307,609	6,399	437,466	(12,208)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,652	2,897,096	307,609	6,399	437,466	(12,208)
TOTAL INCREASE (DECREASE) IN NET ASSETS	181,013	4,641,716	1,879,045	13,479	1,346,853	(6,386)
NET ASSETS AT DECEMBER 31, 2019	$1,868,659	$22,458,743	$9,938,685	$42,970	$7,280,654	$33,731

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class II Subaccount	Franklin Allocation VIP Fund - Class 1 Subaccount	Franklin Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 1 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2018	$86,187,711	$190,458	$—	$8,112,121	$162,608	$567,940,664	$51,699,616
Changes From Operations:
• Net investment income (loss)	185,456	327	(60)	122,028	8,876	17,491,340	2,062,661
• Net realized gain (loss) on investments	400,204	(9,590)	(2)	177,463	94	4,127,364	102,840
• Net change in unrealized appreciation or depreciation on investments	(9,471,666)	2,496	(4,892)	(1,181,839)	(18,799)	(50,817,165)	(6,403,521)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,886,006)	(6,767)	(4,954)	(882,348)	(9,829)	(29,198,461)	(4,238,020)
Change From Unit Transactions:
• Net unit transactions	52,216,917	(150,735)	43,331	75,038	55,060	(66,782,584)	23,307,960
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,216,917	(150,735)	43,331	75,038	55,060	(66,782,584)	23,307,960
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,330,911	(157,502)	38,377	(807,310)	45,231	(95,981,045)	19,069,940
NET ASSETS AT DECEMBER 31, 2018	129,518,622	32,956	38,377	7,304,811	207,839	471,959,619	70,769,556
Changes From Operations:
• Net investment income (loss)	93,401	12,107	1,466	159,146	15,524	18,795,509	3,313,566
• Net realized gain (loss) on investments	6,890,810	6,895	1,089	466,474	2,155	10,270,766	1,406,728
• Net change in unrealized appreciation or depreciation on investments	19,294,092	18,806	4,892	683,030	19,357	36,009,320	6,586,509
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,278,303	37,808	7,447	1,308,650	37,036	65,075,595	11,306,803
Change From Unit Transactions:
• Net unit transactions	25,914,775	1,234,744	(45,824)	55,657	71,045	(53,087,671)	23,313,789
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	25,914,775	1,234,744	(45,824)	55,657	71,045	(53,087,671)	23,313,789
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,193,078	1,272,552	(38,377)	1,364,307	108,081	11,987,924	34,620,592
NET ASSETS AT DECEMBER 31, 2019	$181,711,700	$1,305,508	$—	$8,669,118	$315,920	$483,947,543	$105,390,148

See accompanying notes.

	Franklin Mutual Shares VIP Fund - Class 1 Subaccount	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount	Franklin Rising Dividends VIP Fund - Class 1 Subaccount	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2018	$860,472	$728,816,598	$16,484,322	$693,179	$22,517,549	$616,408
Changes From Operations:
• Net investment income (loss)	13,117	7,767,855	275,400	8,265	(7,489)	3,461
• Net realized gain (loss) on investments	48,923	36,851,326	776,145	55,192	1,676,512	56,706
• Net change in unrealized appreciation or depreciation on investments	(122,858)	(110,580,598)	(3,693,525)	(88,002)	(3,148,270)	(110,412)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(60,818)	(65,961,417)	(2,641,980)	(24,545)	(1,479,247)	(50,245)
Change From Unit Transactions:
• Net unit transactions	(217,464)	(71,400,475)	9,682,604	(67,404)	419,156	(192,642)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(217,464)	(71,400,475)	9,682,604	(67,404)	419,156	(192,642)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(278,282)	(137,361,892)	7,040,624	(91,949)	(1,060,091)	(242,887)
NET ASSETS AT DECEMBER 31, 2018	582,190	591,454,706	23,524,946	601,230	21,457,458	373,521
Changes From Operations:
• Net investment income (loss)	9,425	3,823,133	159,734	8,137	(12,541)	4,000
• Net realized gain (loss) on investments	57,155	66,274,546	2,934,957	111,118	3,953,124	56,294
• Net change in unrealized appreciation or depreciation on investments	59,442	50,073,942	2,389,475	63,173	2,239,863	40,509
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	126,022	120,171,621	5,484,166	182,428	6,180,446	100,803
Change From Unit Transactions:
• Net unit transactions	7,269	(67,850,348)	6,450,557	100,046	5,339,493	140,792
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,269	(67,850,348)	6,450,557	100,046	5,339,493	140,792
TOTAL INCREASE (DECREASE) IN NET ASSETS	133,291	52,321,273	11,934,723	282,474	11,519,939	241,595
NET ASSETS AT DECEMBER 31, 2019	$715,481	$643,775,979	$35,459,669	$883,704	$32,977,397	$615,116

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Franklin Small Cap Value VIP Fund - Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Institutional Shares Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$7,200,733	$234,958	$5,462,010	$456,074	$34,978,630	$154,363,612	$2,427,961
Changes From Operations:
• Net investment income (loss)	(31,841)	(1,309)	(70,301)	5,274	150,872	30,781	23,352
• Net realized gain (loss) on investments	1,008,763	34,300	579,377	—	—	6,077,650	(23,878)
• Net change in unrealized appreciation or depreciation on investments	(1,990,133)	(67,133)	(947,183)	—	—	(19,236,682)	(192,565)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,013,211)	(34,142)	(438,107)	5,274	150,872	(13,128,251)	(193,091)
Change From Unit Transactions:
• Net unit transactions	183,457	181,866	512,914	172,007	(11,830,136)	(14,390,253)	(73,371)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	183,457	181,866	512,914	172,007	(11,830,136)	(14,390,253)	(73,371)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(829,754)	147,724	74,807	177,281	(11,679,264)	(27,518,504)	(266,462)
NET ASSETS AT DECEMBER 31, 2018	6,370,979	382,682	5,536,817	633,355	23,299,366	126,845,108	2,161,499
Changes From Operations:
• Net investment income (loss)	(18,511)	(3,066)	(80,266)	5,812	226,598	324,860	32,028
• Net realized gain (loss) on investments	818,228	81,429	860,705	16	3	2,980,975	(22,818)
• Net change in unrealized appreciation or depreciation on investments	865,731	61,451	895,723	—	7	26,468,993	145,680
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,665,448	139,814	1,676,162	5,828	226,608	29,774,828	154,890
Change From Unit Transactions:
• Net unit transactions	1,309,952	208,460	771,820	(152,640)	869,348	(15,556,668)	17,029
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,309,952	208,460	771,820	(152,640)	869,348	(15,556,668)	17,029
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,975,400	348,274	2,447,982	(146,812)	1,095,956	14,218,160	171,919
NET ASSETS AT DECEMBER 31, 2019	$9,346,379	$730,956	$7,984,799	$486,543	$24,395,322	$141,063,268	$2,333,418

See accompanying notes.

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares Subaccount	Goldman Sachs VIT Strategic Income Fund - Advisor Shares Subaccount	Goldman Sachs VIT Strategic Income Fund - Institutional Shares Subaccount	Guggenheim VT Long Short Equity Subaccount	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IA Subaccount
NET ASSETS AT JANUARY 1, 2018	$107,351	$4,879,730	$22,542	$4,812,811	$4,707,985	$99,163
Changes From Operations:
• Net investment income (loss)	4,475	(10,651)	581	(44,518)	(51,743)	281
• Net realized gain (loss) on investments	(3,173)	(233,499)	(2,564)	601,531	(5,232)	6,326
• Net change in unrealized appreciation or depreciation on investments	(13,533)	239,776	809	(1,199,574)	(236,097)	(9,200)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,231)	(4,374)	(1,174)	(642,561)	(293,072)	(2,593)
Change From Unit Transactions:
• Net unit transactions	107,445	(4,875,356)	(21,368)	(433,706)	295,264	(38,096)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	107,445	(4,875,356)	(21,368)	(433,706)	295,264	(38,096)
TOTAL INCREASE (DECREASE) IN NET ASSETS	95,214	(4,879,730)	(22,542)	(1,076,267)	2,192	(40,689)
NET ASSETS AT DECEMBER 31, 2018	202,565	—	—	3,736,544	4,710,177	58,474
Changes From Operations:
• Net investment income (loss)	18,709	—	—	(15,179)	61,548	577
• Net realized gain (loss) on investments	497	—	—	(86,380)	8,751	7,726
• Net change in unrealized appreciation or depreciation on investments	9,137	—	—	272,542	111,267	9,693
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,343	—	—	170,983	181,566	17,996
Change From Unit Transactions:
• Net unit transactions	489,173	—	—	135,604	(39,744)	98
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	489,173	—	—	135,604	(39,744)	98
TOTAL INCREASE (DECREASE) IN NET ASSETS	517,516	—	—	306,587	141,822	18,094
NET ASSETS AT DECEMBER 31, 2019	$720,081	$—	$—	$4,043,131	$4,851,999	$76,568

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Hartford Capital Appreciation HLS Fund - Class IC Subaccount	Invesco Oppenheimer V.I. Global Fund - Series II Shares Subaccount	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares Subaccount	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares Subaccount	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares Subaccount	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$11,917,596	$9,047,815	$1,458,185	$13,750,691	$605,697	$10,623,910	$2,712,314
Changes From Operations:
• Net investment income (loss)	(99,324)	(19,770)	7,543	(76,675)	(776)	(139,811)	(37,034)
• Net realized gain (loss) on investments	1,240,868	927,891	17,142	498,626	78,662	1,452,145	441,309
• Net change in unrealized appreciation or depreciation on investments	(2,110,993)	(2,111,026)	(181,272)	(3,551,737)	(161,751)	(2,956,013)	(474,028)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(969,449)	(1,202,905)	(156,587)	(3,129,786)	(83,865)	(1,643,679)	(69,753)
Change From Unit Transactions:
• Net unit transactions	(482,966)	(289,736)	(753,022)	1,848,251	99,129	2,112,025	(508,517)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(482,966)	(289,736)	(753,022)	1,848,251	99,129	2,112,025	(508,517)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,452,415)	(1,492,641)	(909,609)	(1,281,535)	15,264	468,346	(578,270)
NET ASSETS AT DECEMBER 31, 2018	10,465,181	7,555,174	548,576	12,469,156	620,961	11,092,256	2,134,044
Changes From Operations:
• Net investment income (loss)	(32,805)	(28,433)	4,115	(61,784)	(1,451)	(171,798)	(34,454)
• Net realized gain (loss) on investments	1,315,096	1,461,766	33,411	641,865	33,707	1,207,539	440,782
• Net change in unrealized appreciation or depreciation on investments	1,756,012	752,643	125,231	2,832,405	124,590	2,074,743	304,365
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,038,303	2,185,976	162,757	3,412,486	156,846	3,110,484	710,693
Change From Unit Transactions:
• Net unit transactions	441,210	(1,158,598)	92,134	376,980	(205,857)	2,932,727	(286,941)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	441,210	(1,158,598)	92,134	376,980	(205,857)	2,932,727	(286,941)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,479,513	1,027,378	254,891	3,789,466	(49,011)	6,043,211	423,752
NET ASSETS AT DECEMBER 31, 2019	$13,944,694	$8,582,552	$803,467	$16,258,622	$571,950	$17,135,467	$2,557,796

See accompanying notes.

	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount	Invesco V.I. Comstock Fund - Series I Shares Subaccount	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,494,190	$741,488	$13,988,224	$121,431	$5,376,964	$6,275,565
Changes From Operations:
• Net investment income (loss)	(27,177)	8,084	6,882	2,267	34,921	(33,335)
• Net realized gain (loss) on investments	159,421	52,195	969,665	16,463	740,743	626,637
• Net change in unrealized appreciation or depreciation on investments	(203,720)	(110,040)	(2,030,723)	(41,179)	(1,731,316)	(1,181,094)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,476)	(49,761)	(1,054,176)	(22,449)	(955,652)	(587,792)
Change From Unit Transactions:
• Net unit transactions	(94,348)	(34,508)	(1,134,579)	46,390	1,788,363	(686,012)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(94,348)	(34,508)	(1,134,579)	46,390	1,788,363	(686,012)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(165,824)	(84,269)	(2,188,755)	23,941	832,711	(1,273,804)
NET ASSETS AT DECEMBER 31, 2018	1,328,366	657,219	11,799,469	145,372	6,209,675	5,001,761
Changes From Operations:
• Net investment income (loss)	(26,314)	(4,638)	(159,203)	3,143	55,751	(29,206)
• Net realized gain (loss) on investments	234,733	(1,150)	(234,419)	17,344	927,902	760,829
• Net change in unrealized appreciation or depreciation on investments	228,074	161,620	1,983,498	21,746	532,237	563,590
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	436,493	155,832	1,589,876	42,233	1,515,890	1,295,213
Change From Unit Transactions:
• Net unit transactions	(81,995)	563,431	297,108	110,078	459,787	(693,030)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(81,995)	563,431	297,108	110,078	459,787	(693,030)
TOTAL INCREASE (DECREASE) IN NET ASSETS	354,498	719,263	1,886,984	152,311	1,975,677	602,183
NET ASSETS AT DECEMBER 31, 2019	$1,682,864	$1,376,482	$13,686,453	$297,683	$8,185,352	$5,603,944

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Invesco V.I. Core Equity Fund - Series II Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series I Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series I Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series I Shares Subaccount	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,453,158	$106,527	$19,649,940	$69,192	$75,567,257	$46,538	$15,729,297
Changes From Operations:
• Net investment income (loss)	(21,992)	9,938	187,023	8,880	(393,676)	834	124,981
• Net realized gain (loss) on investments	125,723	14,114	820,785	(11,002)	2,715,728	2,037	692,306
• Net change in unrealized appreciation or depreciation on investments	(249,353)	(54,219)	(2,684,436)	(104,756)	(14,324,491)	(7,239)	(2,501,639)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(145,622)	(30,167)	(1,676,628)	(106,878)	(12,002,439)	(4,368)	(1,684,352)
Change From Unit Transactions:
• Net unit transactions	(137,345)	318,524	(846,052)	787,603	47,299,341	(2,173)	(641,765)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(137,345)	318,524	(846,052)	787,603	47,299,341	(2,173)	(641,765)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(282,967)	288,357	(2,522,680)	680,725	35,296,902	(6,541)	(2,326,117)
NET ASSETS AT DECEMBER 31, 2018	1,170,191	394,884	17,127,260	749,917	110,864,159	39,997	13,403,180
Changes From Operations:
• Net investment income (loss)	(18,098)	14,700	264,802	49,777	129,719	958	119,113
• Net realized gain (loss) on investments	173,534	25,819	1,129,042	69,239	4,374,970	3,043	631,490
• Net change in unrealized appreciation or depreciation on investments	141,140	72,124	2,365,875	389,615	29,795,946	3,796	1,414,239
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	296,576	112,643	3,759,719	508,631	34,300,635	7,797	2,164,842
Change From Unit Transactions:
• Net unit transactions	(140,062)	260,545	(1,927,211)	4,202,282	51,444,904	(1,971)	(3,452,533)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(140,062)	260,545	(1,927,211)	4,202,282	51,444,904	(1,971)	(3,452,533)
TOTAL INCREASE (DECREASE) IN NET ASSETS	156,514	373,188	1,832,508	4,710,913	85,745,539	5,826	(1,287,691)
NET ASSETS AT DECEMBER 31, 2019	$1,326,705	$768,072	$18,959,768	$5,460,830	$196,609,698	$45,823	$12,115,489

See accompanying notes.

	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount	Ivy VIP Asset Strategy Portfolio - Class I Subaccount	Ivy VIP Asset Strategy Portfolio - Class II Subaccount	Ivy VIP Energy Portfolio - Class I Subaccount	Ivy VIP Energy Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$2,274,702	$48,910,426	$—	$9,072,599	$—	$6,592,006
Changes From Operations:
• Net investment income (loss)	17,194	222,023	153	52,998	(3)	(91,155)
• Net realized gain (loss) on investments	11,506	743,813	340	359,051	(5)	(242,186)
• Net change in unrealized appreciation or depreciation on investments	(396,691)	(10,650,288)	(1,312)	(958,915)	(1,487)	(2,673,878)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(367,991)	(9,684,452)	(819)	(546,866)	(1,495)	(3,007,219)
Change From Unit Transactions:
• Net unit transactions	(69,660)	13,468,858	8,524	(646,721)	32,265	1,591,402
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(69,660)	13,468,858	8,524	(646,721)	32,265	1,591,402
TOTAL INCREASE (DECREASE) IN NET ASSETS	(437,651)	3,784,406	7,705	(1,193,587)	30,770	(1,415,817)
NET ASSETS AT DECEMBER 31, 2018	1,837,051	52,694,832	7,705	7,879,012	30,770	5,176,189
Changes From Operations:
• Net investment income (loss)	2,962	(123,648)	170	88,613	(103)	(58,357)
• Net realized gain (loss) on investments	141,001	4,683,481	329	365,799	(3,669)	(804,724)
• Net change in unrealized appreciation or depreciation on investments	329,954	9,937,107	1,139	1,149,404	614	1,071,623
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	473,917	14,496,940	1,638	1,603,816	(3,158)	208,542
Change From Unit Transactions:
• Net unit transactions	(229,482)	7,840,143	(466)	7,629	(12,663)	(870,869)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(229,482)	7,840,143	(466)	7,629	(12,663)	(870,869)
TOTAL INCREASE (DECREASE) IN NET ASSETS	244,435	22,337,083	1,172	1,611,445	(15,821)	(662,327)
NET ASSETS AT DECEMBER 31, 2019	$2,081,486	$75,031,915	$8,877	$9,490,457	$14,949	$4,513,862

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Ivy VIP High Income Portfolio - Class I Subaccount	Ivy VIP High Income Portfolio - Class II Subaccount	Ivy VIP Micro Cap Growth Portfolio - Class I Subaccount	Ivy VIP Micro Cap Growth Portfolio - Class II Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class I Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class II Subaccount	Ivy VIP Science and Technology Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2018	$106,102	$18,863,644	$107,335	$4,000,567	$386,773	$7,888,739	$154,563
Changes From Operations:
• Net investment income (loss)	8,852	1,008,426	(382)	(49,155)	(5,732)	(110,882)	(1,077)
• Net realized gain (loss) on investments	(2,490)	(82,659)	20,825	854,666	25,231	855,826	44,993
• Net change in unrealized appreciation or depreciation on investments	(39,681)	(1,604,295)	(4,197)	(196,151)	(273,143)	(1,193,691)	(70,771)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,319)	(678,528)	16,246	609,360	(253,644)	(448,747)	(26,855)
Change From Unit Transactions:
• Net unit transactions	722,619	1,090,779	(123,581)	(4,609,927)	1,960,005	2,457,199	159,736
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	722,619	1,090,779	(123,581)	(4,609,927)	1,960,005	2,457,199	159,736
TOTAL INCREASE (DECREASE) IN NET ASSETS	689,300	412,251	(107,335)	(4,000,567)	1,706,361	2,008,452	132,881
NET ASSETS AT DECEMBER 31, 2018	795,402	19,275,895	—	—	2,093,134	9,897,191	287,444
Changes From Operations:
• Net investment income (loss)	88,670	1,204,881	—	—	(13,547)	(150,501)	(1,748)
• Net realized gain (loss) on investments	787	(158,379)	—	—	484,276	2,507,599	48,949
• Net change in unrealized appreciation or depreciation on investments	29,538	930,681	—	—	414,459	1,480,987	106,530
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118,995	1,977,183	—	—	885,188	3,838,085	153,731
Change From Unit Transactions:
• Net unit transactions	625,055	2,223,044	—	—	930,259	1,773,457	129,240
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	625,055	2,223,044	—	—	930,259	1,773,457	129,240
TOTAL INCREASE (DECREASE) IN NET ASSETS	744,050	4,200,227	—	—	1,815,447	5,611,542	282,971
NET ASSETS AT DECEMBER 31, 2019	$1,539,452	$23,476,122	$—	$—	$3,908,581	$15,508,733	$570,415

See accompanying notes.

	Ivy VIP Science and Technology Portfolio - Class II Subaccount	Ivy VIP Small Cap Growth Portfolio - Class I Subaccount	Ivy VIP Small Cap Growth Portfolio - Class II Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$21,104,987	$—	$—	$14,184,144	$6,869,000	$680,597
Changes From Operations:
• Net investment income (loss)	(274,255)	(97)	(10,894)	21,688	(108,700)	(4,306)
• Net realized gain (loss) on investments	3,953,054	(114)	(84,895)	922,569	995,799	33,946
• Net change in unrealized appreciation or depreciation on investments	(5,509,185)	(22,550)	(705,195)	(1,082,657)	(967,619)	(85,641)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,830,386)	(22,761)	(800,984)	(138,400)	(80,520)	(56,001)
Change From Unit Transactions:
• Net unit transactions	3,642,078	183,611	5,960,409	(1,225,680)	(716,764)	1,825
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,642,078	183,611	5,960,409	(1,225,680)	(716,764)	1,825
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,811,692	160,850	5,159,425	(1,364,080)	(797,284)	(54,176)
NET ASSETS AT DECEMBER 31, 2018	22,916,679	160,850	5,159,425	12,820,064	6,071,716	626,421
Changes From Operations:
• Net investment income (loss)	(336,720)	(684)	(63,735)	2,241	(112,400)	(4,715)
• Net realized gain (loss) on investments	3,608,510	15,349	492,263	857,935	889,904	105,654
• Net change in unrealized appreciation or depreciation on investments	7,915,517	23,093	672,550	1,721,356	1,149,419	40,216
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,187,307	37,758	1,101,078	2,581,532	1,926,923	141,155
Change From Unit Transactions:
• Net unit transactions	2,156,060	3,543	176,802	(182,589)	(861,445)	(170,314)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,156,060	3,543	176,802	(182,589)	(861,445)	(170,314)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,343,367	41,301	1,277,880	2,398,943	1,065,478	(29,159)
NET ASSETS AT DECEMBER 31, 2019	$36,260,046	$202,151	$6,437,305	$15,219,007	$7,137,194	$597,262

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$829,860	$47,244,356	$5,931,871	$55,956	$2,108,619	$525,864	$797,154
Changes From Operations:
• Net investment income (loss)	27,016	405,217	(101,461)	(191)	(30,682)	6,806	11,543
• Net realized gain (loss) on investments	(1,598)	(167,401)	115,513	111	8,391	13,705	12,393
• Net change in unrealized appreciation or depreciation on investments	(7,701)	(891,325)	(505,668)	(2,632)	(146,961)	(59,111)	(77,987)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,717	(653,509)	(491,616)	(2,712)	(169,252)	(38,600)	(54,051)
Change From Unit Transactions:
• Net unit transactions	1,058,001	31,997,166	251,736	(1,735)	1,162,486	3,140	209,672
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,058,001	31,997,166	251,736	(1,735)	1,162,486	3,140	209,672
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,075,718	31,343,657	(239,880)	(4,447)	993,234	(35,460)	155,621
NET ASSETS AT DECEMBER 31, 2018	1,905,578	78,588,013	5,691,991	51,509	3,101,853	490,404	952,775
Changes From Operations:
• Net investment income (loss)	48,481	652,842	24,768	10,142	86,236	10,340	14,534
• Net realized gain (loss) on investments	2,883	308,486	78,874	880	24,578	325	5,755
• Net change in unrealized appreciation or depreciation on investments	132,354	4,666,456	632,724	12,536	355,184	92,146	168,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	183,718	5,627,784	736,366	23,558	465,998	102,811	189,141
Change From Unit Transactions:
• Net unit transactions	2,337,271	49,988,094	(1,253,519)	270,483	899,119	(4,661)	(28,081)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,337,271	49,988,094	(1,253,519)	270,483	899,119	(4,661)	(28,081)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,520,989	55,615,878	(517,153)	294,041	1,365,117	98,150	161,060
NET ASSETS AT DECEMBER 31, 2019	$4,426,567	$134,203,891	$5,174,838	$345,550	$4,466,970	$588,554	$1,113,835

See accompanying notes.

	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Balanced Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$22,552,589	$7,089,100	$14,973,371	$23,717,626	$46,618,136	$6,910,683
Changes From Operations:
• Net investment income (loss)	926,773	(128,283)	69,823	731,763	275,047	90,118
• Net realized gain (loss) on investments	573,996	2,397,679	2,226,861	(195,775)	1,868,327	361,895
• Net change in unrealized appreciation or depreciation on investments	(2,879,325)	(2,573,063)	(3,515,022)	(489,482)	(4,650,772)	(763,622)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,378,556)	(303,667)	(1,218,338)	46,506	(2,507,398)	(311,609)
Change From Unit Transactions:
• Net unit transactions	5,379,565	5,235,904	(1,290,734)	9,882,582	1,023,196	74,781
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,379,565	5,235,904	(1,290,734)	9,882,582	1,023,196	74,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,001,009	4,932,237	(2,509,072)	9,929,088	(1,484,202)	(236,828)
NET ASSETS AT DECEMBER 31, 2018	26,553,598	12,021,337	12,464,299	33,646,714	45,133,934	6,673,855
Changes From Operations:
• Net investment income (loss)	1,091,119	(178,506)	36,831	965,946	575,302	180,044
• Net realized gain (loss) on investments	(65,031)	2,234,624	224,264	(119,657)	2,020,439	348,343
• Net change in unrealized appreciation or depreciation on investments	2,473,550	1,657,784	2,178,390	507,145	4,900,198	714,603
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,499,638	3,713,902	2,439,485	1,353,434	7,495,939	1,242,990
Change From Unit Transactions:
• Net unit transactions	8,298,001	2,694,260	(1,456,803)	6,480,927	6,189,306	1,900,206
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,298,001	2,694,260	(1,456,803)	6,480,927	6,189,306	1,900,206
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,797,639	6,408,162	982,682	7,834,361	13,685,245	3,143,196
NET ASSETS AT DECEMBER 31, 2019	$38,351,237	$18,429,499	$13,446,981	$41,481,075	$58,819,179	$9,817,051

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount	LVIP American Global Small Capitalization Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$338,312,266	$25,476,512	$718,787	$72,361,912	$409,997	$189,479,395	$75,228,776
Changes From Operations:
• Net investment income (loss)	(2,509,329)	64,005	3,950	(182,505)	3,360	(1,881,205)	(698,510)
• Net realized gain (loss) on investments	18,832,415	666,167	33,580	1,783,867	8,127	8,021,867	1,517,046
• Net change in unrealized appreciation or depreciation on investments	(63,493,352)	(2,170,175)	(53,801)	(6,024,543)	(30,059)	(33,325,459)	(9,752,205)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(47,170,266)	(1,440,003)	(16,271)	(4,423,181)	(18,572)	(27,184,797)	(8,933,669)
Change From Unit Transactions:
• Net unit transactions	52,851,551	4,166,927	(288,214)	4,553,029	(8,209)	53,414,819	(1,387,874)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,851,551	4,166,927	(288,214)	4,553,029	(8,209)	53,414,819	(1,387,874)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,681,285	2,726,924	(304,485)	129,848	(26,781)	26,230,022	(10,321,543)
NET ASSETS AT DECEMBER 31, 2018	343,993,551	28,203,436	414,302	72,491,760	383,216	215,709,417	64,907,233
Changes From Operations:
• Net investment income (loss)	6,643,066	247,212	7,285	221,434	5,656	(846,460)	(145,481)
• Net realized gain (loss) on investments	19,858,024	1,979,744	26,729	6,905,377	34,210	18,064,175	4,671,304
• Net change in unrealized appreciation or depreciation on investments	65,112,793	1,872,358	27,288	4,100,594	22,789	55,300,471	13,265,611
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	91,613,883	4,099,314	61,302	11,227,405	62,655	72,518,186	17,791,434
Change From Unit Transactions:
• Net unit transactions	44,939,597	1,688,413	(25,837)	1,330,557	(8,890)	16,021,144	(9,921,906)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	44,939,597	1,688,413	(25,837)	1,330,557	(8,890)	16,021,144	(9,921,906)
TOTAL INCREASE (DECREASE) IN NET ASSETS	136,553,480	5,787,727	35,465	12,557,962	53,765	88,539,330	7,869,528
NET ASSETS AT DECEMBER 31, 2019	$480,547,031	$33,991,163	$449,767	$85,049,722	$436,981	$304,248,747	$72,776,761

See accompanying notes.

	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Allocation Fund - Standard Class Subaccount	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth- Income Fund - Service Class II Subaccount	LVIP American Income Allocation Fund - Standard Class Subaccount	LVIP American International Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$33,355,228	$1,336,809	$543,233,094	$463,148,709	$82,336	$192,818,815
Changes From Operations:
• Net investment income (loss)	248,176	25,448	(7,647,034)	(94,145)	397	2,486,653
• Net realized gain (loss) on investments	1,638,182	67,718	54,574,800	31,553,578	1,441	3,740,101
• Net change in unrealized appreciation or depreciation on investments	(4,444,298)	(190,638)	(69,760,476)	(58,716,245)	(5,293)	(40,425,606)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,557,940)	(97,472)	(22,832,710)	(27,256,812)	(3,455)	(34,198,852)
Change From Unit Transactions:
• Net unit transactions	6,542,213	333,646	121,274,046	128,281,407	(3,005)	43,922,121
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,542,213	333,646	121,274,046	128,281,407	(3,005)	43,922,121
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,984,273	236,174	98,441,336	101,024,595	(6,460)	9,723,269
NET ASSETS AT DECEMBER 31, 2018	37,339,501	1,572,983	641,674,430	564,173,304	75,876	202,542,084
Changes From Operations:
• Net investment income (loss)	379,455	92,567	2,256,422	8,357,804	617	(603,629)
• Net realized gain (loss) on investments	2,265,558	177,287	68,848,151	40,235,749	3,938	8,387,518
• Net change in unrealized appreciation or depreciation on investments	3,964,986	202,572	124,580,628	97,135,673	4,642	34,470,079
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,609,999	472,426	195,685,201	145,729,226	9,197	42,253,968
Change From Unit Transactions:
• Net unit transactions	(730,185)	2,622,986	115,276,433	124,132,502	(4,963)	6,344,665
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(730,185)	2,622,986	115,276,433	124,132,502	(4,963)	6,344,665
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,879,814	3,095,412	310,961,634	269,861,728	4,234	48,598,633
NET ASSETS AT DECEMBER 31, 2019	$43,219,315	$4,668,395	$952,636,064	$834,035,032	$80,110	$251,140,717

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP American Preservation Fund - Service Class Subaccount	LVIP American Preservation Fund - Standard Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Standard Class Subaccount	LVIP BlackRock Advantage Allocation Fund - Service Class Subaccount	LVIP BlackRock Advantage Allocation Fund - Standard Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$7,257,311	$127,785	$187,355,105	$834,199	$1,703,651	$—	$891,999,703
Changes From Operations:
• Net investment income (loss)	30,095	1,389	(3,327,764)	(3,923)	44,682	306	4,033,006
• Net realized gain (loss) on investments	(24,057)	(409)	16,921,668	129,569	710,528	3,468	15,228,747
• Net change in unrealized appreciation or depreciation on investments	(50,521)	(871)	(26,406,497)	(158,258)	(1,089,495)	(5,310)	(106,326,235)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(44,483)	109	(12,812,593)	(32,612)	(334,285)	(1,536)	(87,064,482)
Change From Unit Transactions:
• Net unit transactions	591,679	59,066	15,869,905	(51,635)	3,531,359	20,509	30,568,806
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	591,679	59,066	15,869,905	(51,635)	3,531,359	20,509	30,568,806
TOTAL INCREASE (DECREASE) IN NET ASSETS	547,196	59,175	3,057,312	(84,247)	3,197,074	18,973	(56,495,676)
NET ASSETS AT DECEMBER 31, 2018	7,804,507	186,960	190,412,417	749,952	4,900,725	18,973	835,504,027
Changes From Operations:
• Net investment income (loss)	62,678	2,107	(3,820,945)	(4,776)	99,244	309	6,453,345
• Net realized gain (loss) on investments	8,467	(72)	15,627,684	47,868	337,165	685	70,739,710
• Net change in unrealized appreciation or depreciation on investments	149,902	4,603	53,518,361	238,959	453,735	1,858	75,572,104
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	221,047	6,638	65,325,100	282,051	890,144	2,852	152,765,159
Change From Unit Transactions:
• Net unit transactions	774,065	28,386	6,529,980	74,076	3,701,767	(1,171)	361,639,652
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	774,065	28,386	6,529,980	74,076	3,701,767	(1,171)	361,639,652
TOTAL INCREASE (DECREASE) IN NET ASSETS	995,112	35,024	71,855,080	356,127	4,591,911	1,681	514,404,811
NET ASSETS AT DECEMBER 31, 2019	$8,799,619	$221,984	$262,267,497	$1,106,079	$9,492,636	$20,654	$1,349,908,838

See accompanying notes.

	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Real Estate Fund - Service Class Subaccount	LVIP BlackRock Global Real Estate Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$547,290	$946,920,205	$176,623	$196,900,660	$103,522,831	$619,695
Changes From Operations:
• Net investment income (loss)	3,905	(15,482,761)	(1,628)	689,499	1,856,312	39,613
• Net realized gain (loss) on investments	48,155	2,598,194	401	1,457,523	1,040,489	(3,875)
• Net change in unrealized appreciation or depreciation on investments	(83,679)	(70,903,659)	(12,260)	(17,577,669)	(12,875,864)	(118,432)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(31,619)	(83,788,226)	(13,487)	(15,430,647)	(9,979,063)	(82,694)
Change From Unit Transactions:
• Net unit transactions	(258,400)	(42,336,987)	(9,860)	122,220,553	(6,706,782)	600,598
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(258,400)	(42,336,987)	(9,860)	122,220,553	(6,706,782)	600,598
TOTAL INCREASE (DECREASE) IN NET ASSETS	(290,019)	(126,125,213)	(23,347)	106,789,906	(16,685,845)	517,904
NET ASSETS AT DECEMBER 31, 2018	257,271	820,794,992	153,276	303,690,566	86,836,986	1,137,599
Changes From Operations:
• Net investment income (loss)	6,603	(1,022,111)	1,903	1,427,700	1,564,839	47,579
• Net realized gain (loss) on investments	29,653	13,653,854	2,270	3,119,306	6,066,037	65,299
• Net change in unrealized appreciation or depreciation on investments	37,346	100,350,668	17,628	47,979,006	11,244,840	163,337
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,602	112,982,411	21,801	52,526,012	18,875,716	276,215
Change From Unit Transactions:
• Net unit transactions	166,238	(72,916,379)	(20,448)	85,044,919	(10,428,663)	141,476
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	166,238	(72,916,379)	(20,448)	85,044,919	(10,428,663)	141,476
TOTAL INCREASE (DECREASE) IN NET ASSETS	239,840	40,066,032	1,353	137,570,931	8,447,053	417,691
NET ASSETS AT DECEMBER 31, 2019	$497,111	$860,861,024	$154,629	$441,261,497	$95,284,039	$1,555,290

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Service Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$789,456,865	$1,969,942	$7,973,058	$215,941	$237,050,490	$582,314,071	$2,421,970
Changes From Operations:
• Net investment income (loss)	22,850,809	172,459	175,602	2,372	(843,474)	(6,643,819)	(30,362)
• Net realized gain (loss) on investments	(7,265,050)	(3,734)	(293,404)	(4,039)	1,999,244	78,429,401	434,169
• Net change in unrealized appreciation or depreciation on investments	(28,261,135)	(175,847)	(20,705)	1,799	(15,908,019)	(117,091,468)	(538,145)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,675,376)	(7,122)	(138,507)	132	(14,752,249)	(45,305,886)	(134,338)
Change From Unit Transactions:
• Net unit transactions	(39,462,038)	1,891,732	(7,834,551)	(216,073)	78,302,234	143,476,975	(189,457)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(39,462,038)	1,891,732	(7,834,551)	(216,073)	78,302,234	143,476,975	(189,457)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,137,414)	1,884,610	(7,973,058)	(215,941)	63,549,985	98,171,089	(323,795)
NET ASSETS AT DECEMBER 31, 2018	737,319,451	3,854,552	—	—	300,600,475	680,485,160	2,098,175
Changes From Operations:
• Net investment income (loss)	2,771,133	67,760	—	—	409,320	(8,176,623)	(30,665)
• Net realized gain (loss) on investments	(5,870,346)	(16,565)	—	—	6,331,165	40,019,706	200,234
• Net change in unrealized appreciation or depreciation on investments	31,716,393	148,288	—	—	51,593,048	97,706,580	178,348
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,617,180	199,483	—	—	58,333,533	129,549,663	347,917
Change From Unit Transactions:
• Net unit transactions	(33,095,842)	(67,146)	—	—	143,711,722	96,317,071	(198,290)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(33,095,842)	(67,146)	—	—	143,711,722	96,317,071	(198,290)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,478,662)	132,337	—	—	202,045,255	225,866,734	149,627
NET ASSETS AT DECEMBER 31, 2019	$732,840,789	$3,986,889	$—	$—	$502,645,730	$906,351,894	$2,247,802

See accompanying notes.

	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$509,481,841	$83,992	$121,841,446	$264,309,319	$77,335	$3,404,290,566
Changes From Operations:
• Net investment income (loss)	(8,832,947)	(750)	(1,052,474)	(1,800,777)	133	51,023,283
• Net realized gain (loss) on investments	11,844,585	479	4,485,551	14,742,659	5,265	(11,600,616)
• Net change in unrealized appreciation or depreciation on investments	(13,531,687)	(65)	(15,190,458)	(27,125,553)	(7,150)	(129,746,875)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,520,049)	(336)	(11,757,381)	(14,183,671)	(1,752)	(90,324,208)
Change From Unit Transactions:
• Net unit transactions	58,409,343	(1,044)	35,973,720	28,817,807	(12,035)	116,422,566
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	58,409,343	(1,044)	35,973,720	28,817,807	(12,035)	116,422,566
TOTAL INCREASE (DECREASE) IN NET ASSETS	47,889,294	(1,380)	24,216,339	14,634,136	(13,787)	26,098,358
NET ASSETS AT DECEMBER 31, 2018	557,371,135	82,612	146,057,785	278,943,455	63,548	3,430,388,924
Changes From Operations:
• Net investment income (loss)	(9,886,104)	(841)	(823,427)	(594,320)	327	50,307,028
• Net realized gain (loss) on investments	71,900,995	9,508	2,550,181	15,665,771	2,471	33,179,928
• Net change in unrealized appreciation or depreciation on investments	64,707,444	12,087	3,673,416	52,507,807	8,617	167,926,354
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	126,722,335	20,754	5,400,170	67,579,258	11,415	251,413,310
Change From Unit Transactions:
• Net unit transactions	11,657,446	5,698	(151,457,955)	172,615,756	(4,043)	148,208,009
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,657,446	5,698	(151,457,955)	172,615,756	(4,043)	148,208,009
TOTAL INCREASE (DECREASE) IN NET ASSETS	138,379,781	26,452	(146,057,785)	240,195,014	7,372	399,621,319
NET ASSETS AT DECEMBER 31, 2019	$695,750,916	$109,064	$—	$519,138,469	$70,920	$3,830,010,243

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware Special Opportunities Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$76,539,858	$768,776,356	$1,963,139	$59,997,330	$7,562,373	$78,489,021	$13,256,234
Changes From Operations:
• Net investment income (loss)	972,468	13,940,899	84,563	(353,309)	(25,920)	(394,462)	157,873
• Net realized gain (loss) on investments	(182,074)	439,751	(1,646)	6,397,868	889,127	8,426,609	2,277,339
• Net change in unrealized appreciation or depreciation on investments	(2,688,308)	(27,878,139)	(106,605)	(9,537,238)	(1,227,636)	(22,890,001)	(3,443,603)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,897,914)	(13,497,489)	(23,688)	(3,492,679)	(364,429)	(14,857,854)	(1,008,391)
Change From Unit Transactions:
• Net unit transactions	(8,110,002)	52,145,778	800,472	(3,514,021)	(1,159,610)	14,717,988	1,029,984
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,110,002)	52,145,778	800,472	(3,514,021)	(1,159,610)	14,717,988	1,029,984
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,007,916)	38,648,289	776,784	(7,006,700)	(1,524,039)	(139,866)	21,593
NET ASSETS AT DECEMBER 31, 2018	66,531,942	807,424,645	2,739,923	52,990,630	6,038,334	78,349,155	13,277,827
Changes From Operations:
• Net investment income (loss)	891,179	6,316,073	52,619	109,298	21,307	(651,405)	168,269
• Net realized gain (loss) on investments	821,063	(660,625)	(4,335)	3,333,716	482,039	10,662,430	228,419
• Net change in unrealized appreciation or depreciation on investments	3,113,099	15,208,304	53,462	11,851,075	1,159,937	13,055,521	1,500,261
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,825,341	20,863,752	101,746	15,294,089	1,663,283	23,066,546	1,896,949
Change From Unit Transactions:
• Net unit transactions	(5,021,163)	(49,386,208)	96,273	(2,829,068)	(1,220,846)	11,735,203	1,462,863
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,021,163)	(49,386,208)	96,273	(2,829,068)	(1,220,846)	11,735,203	1,462,863
TOTAL INCREASE (DECREASE) IN NET ASSETS	(195,822)	(28,522,456)	198,019	12,465,021	442,437	34,801,749	3,359,812
NET ASSETS AT DECEMBER 31, 2019	$66,336,120	$778,902,189	$2,937,942	$65,455,651	$6,480,771	$113,150,904	$16,637,639

See accompanying notes.

	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Core Equity Fund - Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$4,613,632	$41,630,401	$3,572,657	$360,153,651	$1,457,945	$89,522,313
Changes From Operations:
• Net investment income (loss)	55,031	191,649	133,836	1,332,939	19,588	(266,507)
• Net realized gain (loss) on investments	805,990	315,102	(41,214)	2,008,727	15,647	3,499,082
• Net change in unrealized appreciation or depreciation on investments	(1,163,016)	(13,151,692)	(1,650,445)	(87,660,340)	(289,925)	(14,556,588)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(301,995)	(12,644,941)	(1,557,823)	(84,318,674)	(254,690)	(11,324,013)
Change From Unit Transactions:
• Net unit transactions	(300,697)	30,130,927	6,357,891	152,364,877	198,042	30,340,204
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(300,697)	30,130,927	6,357,891	152,364,877	198,042	30,340,204
TOTAL INCREASE (DECREASE) IN NET ASSETS	(602,692)	17,485,986	4,800,068	68,046,203	(56,648)	19,016,191
NET ASSETS AT DECEMBER 31, 2018	4,010,940	59,116,387	8,372,725	428,199,854	1,401,297	108,538,504
Changes From Operations:
• Net investment income (loss)	42,987	584,556	176,284	4,934,379	36,321	129,513
• Net realized gain (loss) on investments	125,181	(114,876)	44,024	(433,458)	2,320	8,345,454
• Net change in unrealized appreciation or depreciation on investments	369,072	12,090,374	1,530,634	62,490,424	212,715	24,823,739
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	537,240	12,560,054	1,750,942	66,991,345	251,356	33,298,706
Change From Unit Transactions:
• Net unit transactions	(450,372)	18,038,550	311,632	42,883,702	217,019	30,173,706
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(450,372)	18,038,550	311,632	42,883,702	217,019	30,173,706
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,868	30,598,604	2,062,574	109,875,047	468,375	63,472,412
NET ASSETS AT DECEMBER 31, 2019	$4,097,808	$89,714,991	$10,435,299	$538,074,901	$1,869,672	$172,010,916

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$4,175,636	$36,713,343	$3,256,479	$673,761,572	$2,346,796	$570,913,243	$8,443,753
Changes From Operations:
• Net investment income (loss)	75,264	(250,673)	57,399	(5,403,946)	10,290	2,423,220	280,352
• Net realized gain (loss) on investments	150,259	937,186	45,982	9,408,650	123,248	(958,286)	(15,616)
• Net change in unrealized appreciation or depreciation on investments	(833,723)	(7,400,267)	(1,063,365)	(77,009,760)	(341,992)	(12,803,106)	(246,068)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(608,200)	(6,713,754)	(959,984)	(73,005,056)	(208,454)	(11,338,172)	18,668
Change From Unit Transactions:
• Net unit transactions	2,793,303	21,330,641	5,128,956	109,918,179	134,245	61,489,698	7,745,366
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,793,303	21,330,641	5,128,956	109,918,179	134,245	61,489,698	7,745,366
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,185,103	14,616,887	4,168,972	36,913,123	(74,209)	50,151,526	7,764,034
NET ASSETS AT DECEMBER 31, 2018	6,360,739	51,330,230	7,425,451	710,674,695	2,272,587	621,064,769	16,207,787
Changes From Operations:
• Net investment income (loss)	126,899	(321,382)	62,147	(4,453,363)	19,835	5,830,770	370,269
• Net realized gain (loss) on investments	467,565	813,862	122,998	8,233,135	52,612	1,135,894	27,946
• Net change in unrealized appreciation or depreciation on investments	1,419,871	15,745,135	1,895,203	125,529,957	436,920	29,073,463	700,489
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,014,335	16,237,615	2,080,348	129,309,729	509,367	36,040,127	1,098,704
Change From Unit Transactions:
• Net unit transactions	1,606,414	25,710,615	430,573	44,727,900	599,644	101,336,934	2,188,253
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,606,414	25,710,615	430,573	44,727,900	599,644	101,336,934	2,188,253
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,620,749	41,948,230	2,510,921	174,037,629	1,109,011	137,377,061	3,286,957
NET ASSETS AT DECEMBER 31, 2019	$9,981,488	$93,278,460	$9,936,372	$884,712,324	$3,381,598	$758,441,830	$19,494,744

See accompanying notes.

	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$436,900,060	$133,178	$842,703,383	$—	$7,423,670	$13,429
Changes From Operations:
• Net investment income (loss)	(3,056,508)	490	(3,431,837)	492	13,848	447
• Net realized gain (loss) on investments	24,161,608	9,352	8,321,589	7	31,687	1
• Net change in unrealized appreciation or depreciation on investments	(50,967,929)	(15,934)	(102,015,646)	(3,490)	(726,985)	(1,816)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,862,829)	(6,092)	(97,125,894)	(2,991)	(681,450)	(1,368)
Change From Unit Transactions:
• Net unit transactions	(34,297,771)	(22,635)	71,442,601	41,584	5,282,414	19,825
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(34,297,771)	(22,635)	71,442,601	41,584	5,282,414	19,825
TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,160,600)	(28,727)	(25,683,293)	38,593	4,600,964	18,457
NET ASSETS AT DECEMBER 31, 2018	372,739,460	104,451	817,020,090	38,593	12,024,634	31,886
Changes From Operations:
• Net investment income (loss)	(2,898,222)	458	509,146	684	237,592	6,204
• Net realized gain (loss) on investments	38,955,480	10,557	9,577,221	250	327,564	804
• Net change in unrealized appreciation or depreciation on investments	28,493,458	8,650	78,797,218	4,100	1,654,084	5,068
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,550,716	19,665	88,883,585	5,034	2,219,240	12,076
Change From Unit Transactions:
• Net unit transactions	(20,867,914)	(4,918)	8,457,619	3,256	3,835,435	185,954
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(20,867,914)	(4,918)	8,457,619	3,256	3,835,435	185,954
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,682,802	14,747	97,341,204	8,290	6,054,675	198,030
NET ASSETS AT DECEMBER 31, 2019	$416,422,262	$119,198	$914,361,294	$46,883	$18,079,309	$229,916

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$310,357,024	$11,582	$—	$—	$1,187,595,457	$190,014	$8,675,652,133
Changes From Operations:
• Net investment income (loss)	3,551,400	291	52,097	—	5,979,193	4,278	55,216,987
• Net realized gain (loss) on investments	2,517,322	57	(95)	—	27,755,407	3,378	104,347,840
• Net change in unrealized appreciation or depreciation on investments	(30,561,095)	(1,137)	(117,995)	—	(102,108,820)	(19,405)	(817,867,972)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,492,373)	(789)	(65,993)	—	(68,374,220)	(11,749)	(658,303,145)
Change From Unit Transactions:
• Net unit transactions	(12,600,328)	(57)	3,169,073	—	(119,381,205)	32,752	(436,903,709)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(12,600,328)	(57)	3,169,073	—	(119,381,205)	32,752	(436,903,709)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,092,701)	(846)	3,103,080	—	(187,755,425)	21,003	(1,095,206,854)
NET ASSETS AT DECEMBER 31, 2018	273,264,323	10,736	3,103,080	—	999,840,032	211,017	7,580,445,279
Changes From Operations:
• Net investment income (loss)	4,007,679	(33)	3,224,793	72,873	6,564,023	2,794	44,497,422
• Net realized gain (loss) on investments	22,074,821	832	232,575	6,923	48,442,206	11,922	445,218,732
• Net change in unrealized appreciation or depreciation on investments	12,050,274	101	2,728,457	119,970	69,383,378	19,508	520,310,675
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,132,774	900	6,185,825	199,766	124,389,607	34,224	1,010,026,829
Change From Unit Transactions:
• Net unit transactions	(311,397,097)	(11,636)	89,725,520	1,892,165	(88,527,627)	(78,980)	(705,257,756)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(311,397,097)	(11,636)	89,725,520	1,892,165	(88,527,627)	(78,980)	(705,257,756)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(273,264,323)	(10,736)	95,911,345	2,091,931	35,861,980	(44,756)	304,769,073
NET ASSETS AT DECEMBER 31, 2019	$—	$—	$99,014,425	$2,091,931	$1,035,702,012	$166,261	$7,885,214,352

See accompanying notes.

	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Service Class Subaccount	LVIP Global Income Fund - Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$7,078,462	$651,725,297	$728,688	$6,740,595,886	$1,243,353	$9,632,896
Changes From Operations:
• Net investment income (loss)	122,183	12,748,092	20,867	42,428,888	29,736	138,554
• Net realized gain (loss) on investments	73,987	(520,976)	18,048	106,211,741	15,060	11,049
• Net change in unrealized appreciation or depreciation on investments	(777,710)	(12,848,376)	(30,829)	(604,397,133)	(166,128)	(857,230)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(581,540)	(621,260)	8,086	(455,756,504)	(121,332)	(707,627)
Change From Unit Transactions:
• Net unit transactions	749,139	(59,450,281)	(136,047)	(355,268,194)	630,014	2,535,030
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	749,139	(59,450,281)	(136,047)	(355,268,194)	630,014	2,535,030
TOTAL INCREASE (DECREASE) IN NET ASSETS	167,599	(60,071,541)	(127,961)	(811,024,698)	508,682	1,827,403
NET ASSETS AT DECEMBER 31, 2018	7,246,061	591,653,756	600,727	5,929,571,188	1,752,035	11,460,299
Changes From Operations:
• Net investment income (loss)	127,709	3,976,998	16,338	38,310,274	80,635	143,453
• Net realized gain (loss) on investments	409,075	611,471	2,341	337,510,360	123,882	701,440
• Net change in unrealized appreciation or depreciation on investments	552,063	23,070,760	22,220	372,844,825	148,220	641,398
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,088,847	27,659,229	40,899	748,665,459	352,737	1,486,291
Change From Unit Transactions:
• Net unit transactions	507,377	(53,309,675)	151,476	(460,885,159)	2,403,000	(12,946,590)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	507,377	(53,309,675)	151,476	(460,885,159)	2,403,000	(12,946,590)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,596,224	(25,650,446)	192,375	287,780,300	2,755,737	(11,460,299)
NET ASSETS AT DECEMBER 31, 2019	$8,842,285	$566,003,310	$793,102	$6,217,351,488	$4,507,772	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Goldman Sachs Income Builder Fund - Standard Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$45,899	$212,678,122	$22,815,993	$309,727,672	$139,194,685	$80,392	$181,491,008
Changes From Operations:
• Net investment income (loss)	13,667	(819,428)	(10,268)	(370,285)	(302,937)	536	7,480,644
• Net realized gain (loss) on investments	(184)	44	2	12,525,119	2,140,716	534	(1,386,474)
• Net change in unrealized appreciation or depreciation on investments	(33,583)	—	—	(45,070,567)	(16,672,886)	(8,682)	(14,444,813)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,100)	(819,384)	(10,266)	(32,915,733)	(14,835,107)	(7,612)	(8,350,643)
Change From Unit Transactions:
• Net unit transactions	494,901	49,700,932	3,734,433	5,052,022	(1,688,363)	1,555	(1,038,536)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	494,901	49,700,932	3,734,433	5,052,022	(1,688,363)	1,555	(1,038,536)
TOTAL INCREASE (DECREASE) IN NET ASSETS	474,801	48,881,548	3,724,167	(27,863,711)	(16,523,470)	(6,057)	(9,389,179)
NET ASSETS AT DECEMBER 31, 2018	520,700	261,559,670	26,540,160	281,863,961	122,671,215	74,335	172,101,829
Changes From Operations:
• Net investment income (loss)	12,409	69,205	128,472	(1,931,985)	1,019,564	393	7,878,584
• Net realized gain (loss) on investments	24,142	874	95	10,898,414	2,867,706	2,091	(539,348)
• Net change in unrealized appreciation or depreciation on investments	32,566	—	—	17,047,064	46,971,702	11,621	12,356,775
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,117	70,079	128,567	26,013,493	50,858,972	14,105	19,696,011
Change From Unit Transactions:
• Net unit transactions	(589,817)	35,315,751	4,885,201	(307,877,454)	291,574,088	(5,969)	11,103,568
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(589,817)	35,315,751	4,885,201	(307,877,454)	291,574,088	(5,969)	11,103,568
TOTAL INCREASE (DECREASE) IN NET ASSETS	(520,700)	35,385,830	5,013,768	(281,863,961)	342,433,060	8,136	30,799,579
NET ASSETS AT DECEMBER 31, 2019	$—	$296,945,500	$31,553,928	$—	$465,104,275	$82,471	$202,901,408

See accompanying notes.

	LVIP JPMorgan High Yield Fund - Standard Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount	LVIP JPMorgan Retirement Income Fund - Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP Loomis Sayles Global Growth Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$306,541	$1,516,322	$769,846	$619,609,616	$300,920	$—
Changes From Operations:
• Net investment income (loss)	56,119	81,696	20,394	(2,747,223)	888	(266)
• Net realized gain (loss) on investments	(1,134)	403,869	117,267	10,187,272	4,708	283
• Net change in unrealized appreciation or depreciation on investments	(89,687)	(717,527)	(180,819)	(88,696,875)	(39,383)	(6,062)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,702)	(231,962)	(43,158)	(81,256,826)	(33,787)	(6,045)
Change From Unit Transactions:
• Net unit transactions	725,757	3,848,372	112,239	(4,347,260)	(29,896)	69,517
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	725,757	3,848,372	112,239	(4,347,260)	(29,896)	69,517
TOTAL INCREASE (DECREASE) IN NET ASSETS	691,055	3,616,410	69,081	(85,604,086)	(63,683)	63,472
NET ASSETS AT DECEMBER 31, 2018	997,596	5,132,732	838,927	534,005,530	237,237	63,472
Changes From Operations:
• Net investment income (loss)	126,089	234,698	24,356	(3,430,203)	728	(4,209)
• Net realized gain (loss) on investments	9,825	(42,518)	(7,883)	12,470,478	8,349	395
• Net change in unrealized appreciation or depreciation on investments	67,054	692,172	95,346	65,920,821	29,146	42,597
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	202,968	884,352	111,819	74,961,096	38,223	38,783
Change From Unit Transactions:
• Net unit transactions	1,282,753	7,210,695	(21,484)	(16,171,984)	2,951	523,495
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,282,753	7,210,695	(21,484)	(16,171,984)	2,951	523,495
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,485,721	8,095,047	90,335	58,789,112	41,174	562,278
NET ASSETS AT DECEMBER 31, 2019	$2,483,317	$13,227,779	$929,262	$592,794,642	$278,411	$625,750

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Loomis Sayles Global Growth Fund - Standard Class Subaccount	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Standard Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount	LVIP MFS Value Fund - Standard Class Subaccount	LVIP Mondrian International Value Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$—	$290,445,820	$189,669,952	$8,271	$977,449,408	$1,528,474	$283,807,930
Changes From Operations:
• Net investment income (loss)	7	1,380,131	(483,729)	5,706	2,371,061	26,280	4,054,293
• Net realized gain (loss) on investments	(2)	2,681,407	8,157,628	3,588	69,692,263	39,652	5,098,696
• Net change in unrealized appreciation or depreciation on investments	(1,435)	(45,287,713)	(27,520,525)	(61,864)	(178,397,740)	(281,143)	(44,923,545)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,430)	(41,226,175)	(19,846,626)	(52,570)	(106,334,416)	(215,211)	(35,770,556)
Change From Unit Transactions:
• Net unit transactions	11,935	140,135,054	18,620,019	524,369	(30,631,791)	301,788	(7,193,518)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,935	140,135,054	18,620,019	524,369	(30,631,791)	301,788	(7,193,518)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,505	98,908,879	(1,226,607)	471,799	(136,966,207)	86,577	(42,964,074)
NET ASSETS AT DECEMBER 31, 2018	10,505	389,354,699	188,443,345	480,070	840,483,201	1,615,051	240,843,856
Changes From Operations:
• Net investment income (loss)	(81)	(36,188)	(41,702)	11,005	2,102,541	36,542	5,310,104
• Net realized gain (loss) on investments	(719)	5,154,986	16,972,670	30,257	51,347,662	27,127	4,875,299
• Net change in unrealized appreciation or depreciation on investments	6,736	94,218,669	31,469,966	108,759	178,077,183	480,150	28,806,889
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,936	99,337,467	48,400,934	150,021	231,527,386	543,819	38,992,292
Change From Unit Transactions:
• Net unit transactions	32,228	61,779,534	3,115,741	337,808	(32,700,199)	675,899	(14,538,975)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	32,228	61,779,534	3,115,741	337,808	(32,700,199)	675,899	(14,538,975)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,164	161,117,001	51,516,675	487,829	198,827,187	1,219,718	24,453,317
NET ASSETS AT DECEMBER 31, 2019	$48,669	$550,471,700	$239,960,020	$967,899	$1,039,310,388	$2,834,769	$265,297,173

See accompanying notes.

	LVIP Mondrian International Value Fund - Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount	LVIP SSGA Bond Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$12,000,558	$42,403,471	$219,290	$402,456,330	$6,280,671	$990,620,741
Changes From Operations:
• Net investment income (loss)	143,505	(406,876)	(534)	3,216,406	83,525	7,005,874
• Net realized gain (loss) on investments	248,334	5,280,345	40,543	(322,849)	(8,040)	(2,752,843)
• Net change in unrealized appreciation or depreciation on investments	(1,811,653)	(10,877,678)	(39,740)	(5,779,244)	(39,286)	(27,227,655)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,419,814)	(6,004,209)	269	(2,885,687)	36,199	(22,974,624)
Change From Unit Transactions:
• Net unit transactions	(1,348,047)	17,250,604	(187,667)	78,013,680	(1,016,062)	(76,489,810)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,348,047)	17,250,604	(187,667)	78,013,680	(1,016,062)	(76,489,810)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,767,861)	11,246,395	(187,398)	75,127,993	(979,863)	(99,464,434)
NET ASSETS AT DECEMBER 31, 2018	9,232,697	53,649,866	31,892	477,584,323	5,300,808	891,156,307
Changes From Operations:
• Net investment income (loss)	186,128	(693,291)	77	6,945,292	160,379	7,015,614
• Net realized gain (loss) on investments	193,169	369,518	282	(9,854)	2,132	3,194,449
• Net change in unrealized appreciation or depreciation on investments	1,048,944	9,694,128	5,736	383,941	(385)	43,338,929
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,428,241	9,370,355	6,095	7,319,379	162,126	53,548,992
Change From Unit Transactions:
• Net unit transactions	(975,770)	(2,247,353)	—	39,518,003	930,821	(47,394,666)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(975,770)	(2,247,353)	—	39,518,003	930,821	(47,394,666)
TOTAL INCREASE (DECREASE) IN NET ASSETS	452,471	7,123,002	6,095	46,837,382	1,092,947	6,154,326
NET ASSETS AT DECEMBER 31, 2019	$9,685,168	$60,772,868	$37,987	$524,421,705	$6,393,755	$897,310,633

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Developed International 150 Fund - Service Class Subaccount	LVIP SSGA Developed International 150 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$2,641,603	$72,050,831	$—	$188,332,607	$678,713	$163,216,281	$589,596
Changes From Operations:
• Net investment income (loss)	112,266	323,700	1,869	1,645,664	26,266	2,562,398	19,495
• Net realized gain (loss) on investments	(41,315)	1,379,771	368	3,245,947	9,998	5,618,152	21,270
• Net change in unrealized appreciation or depreciation on investments	(61,875)	(5,978,465)	(6,432)	(16,559,636)	(85,515)	(35,334,271)	(147,555)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,076	(4,274,994)	(4,195)	(11,668,025)	(49,251)	(27,153,721)	(106,790)
Change From Unit Transactions:
• Net unit transactions	2,644,900	(2,331,730)	85,500	(22,515,370)	345,799	(209,112)	120,057
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,644,900	(2,331,730)	85,500	(22,515,370)	345,799	(209,112)	120,057
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,653,976	(6,606,724)	81,305	(34,183,395)	296,548	(27,362,833)	13,267
NET ASSETS AT DECEMBER 31, 2018	5,295,579	65,444,107	81,305	154,149,212	975,261	135,853,448	602,863
Changes From Operations:
• Net investment income (loss)	200,471	420,186	1,673	1,306,659	14,256	3,159,776	38,722
• Net realized gain (loss) on investments	174,825	1,543,860	716	3,409,471	12,695	877,339	(1,865)
• Net change in unrealized appreciation or depreciation on investments	80,777	6,376,634	9,149	12,431,947	81,379	13,809,031	78,872
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	456,073	8,340,680	11,538	17,148,077	108,330	17,846,146	115,729
Change From Unit Transactions:
• Net unit transactions	3,645,899	559,981	(1,087)	(16,807,541)	(394,472)	(11,910,812)	368,037
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,645,899	559,981	(1,087)	(16,807,541)	(394,472)	(11,910,812)	368,037
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,101,972	8,900,661	10,451	340,536	(286,142)	5,935,334	483,766
NET ASSETS AT DECEMBER 31, 2019	$9,397,551	$74,344,768	$91,756	$154,489,748	$689,119	$141,788,782	$1,086,629

See accompanying notes.

	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets Equity Index Fund - Service Class Subaccount	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$187,818,258	$1,455,002	$—	$—	$876,608,907	$746,498
Changes From Operations:
• Net investment income (loss)	4,635,022	135,467	(78)	—	7,216,591	17,294
• Net realized gain (loss) on investments	73,919	(5,124)	11	—	6,857,182	3,121
• Net change in unrealized appreciation or depreciation on investments	(30,529,357)	(554,364)	1,308	—	(96,611,700)	(89,292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,820,416)	(424,021)	1,241	—	(82,537,927)	(68,877)
Change From Unit Transactions:
• Net unit transactions	(828,257)	2,158,693	200,169	—	(52,943,243)	32,261
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(828,257)	2,158,693	200,169	—	(52,943,243)	32,261
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,648,673)	1,734,672	201,410	—	(135,481,170)	(36,616)
NET ASSETS AT DECEMBER 31, 2018	161,169,585	3,189,674	201,410	—	741,127,737	709,882
Changes From Operations:
• Net investment income (loss)	3,042,366	119,207	47,750	11,504	4,552,489	12,315
• Net realized gain (loss) on investments	(2,783,941)	(58,596)	(11,598)	6,828	14,767,932	11,988
• Net change in unrealized appreciation or depreciation on investments	8,841,135	200,128	190,216	32,429	77,186,970	74,073
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,099,560	260,739	226,368	50,761	96,507,391	98,376
Change From Unit Transactions:
• Net unit transactions	(8,349,583)	245,383	3,338,415	520,630	(73,213,601)	(126,736)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,349,583)	245,383	3,338,415	520,630	(73,213,601)	(126,736)
TOTAL INCREASE (DECREASE) IN NET ASSETS	749,977	506,122	3,564,783	571,391	23,293,790	(28,360)
NET ASSETS AT DECEMBER 31, 2019	$161,919,562	$3,695,796	$3,766,193	$571,391	$764,421,527	$681,522

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP SSGA International Index Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Standard Class Subaccount	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$297,443,272	$2,430,775	$378,840,654	$156,282	$350,328,436	$2,975,978	$371,051,510
Changes From Operations:
• Net investment income (loss)	2,402,568	96,086	1,429,098	1,253	805,369	41,110	436,443
• Net realized gain (loss) on investments	5,393,856	17,489	4,370,058	1,532	24,962,542	172,647	8,417,791
• Net change in unrealized appreciation or depreciation on investments	(54,603,891)	(767,900)	(58,543,130)	(23,830)	(67,648,031)	(596,772)	(43,415,189)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,807,467)	(654,325)	(52,743,974)	(21,045)	(41,880,120)	(383,015)	(34,560,955)
Change From Unit Transactions:
• Net unit transactions	12,555,780	2,410,256	4,817,290	1,943	(20,795,376)	279,241	157,248,379
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,555,780	2,410,256	4,817,290	1,943	(20,795,376)	279,241	157,248,379
TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,251,687)	1,755,931	(47,926,684)	(19,102)	(62,675,496)	(103,774)	122,687,424
NET ASSETS AT DECEMBER 31, 2018	263,191,585	4,186,706	330,913,970	137,180	287,652,940	2,872,204	493,738,934
Changes From Operations:
• Net investment income (loss)	1,894,570	98,191	1,669,120	1,333	2,351,187	102,593	(906,625)
• Net realized gain (loss) on investments	5,268,020	(17,182)	4,794,687	2,019	23,998,232	265,872	27,055,776
• Net change in unrealized appreciation or depreciation on investments	42,172,481	827,722	46,200,334	19,351	44,070,203	552,476	76,929,053
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,335,071	908,731	52,664,141	22,703	70,419,622	920,941	103,078,204
Change From Unit Transactions:
• Net unit transactions	(26,527,177)	501,678	(35,693,134)	(11,619)	(22,582,653)	1,615,471	93,772,147
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(26,527,177)	501,678	(35,693,134)	(11,619)	(22,582,653)	1,615,471	93,772,147
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,807,894	1,410,409	16,971,007	11,084	47,836,969	2,536,412	196,850,351
NET ASSETS AT DECEMBER 31, 2019	$285,999,479	$5,597,115	$347,884,977	$148,264	$335,489,909	$5,408,616	$690,589,285

See accompanying notes.

	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$38,211	$33,602,055	$1,251,408	$228,699,375	$29,013	$805,056,033
Changes From Operations:
• Net investment income (loss)	(249)	68,846	28,172	848,230	24,237	8,345,442
• Net realized gain (loss) on investments	10,993	4,015,656	173,889	5,611,721	(9,103)	19,926,394
• Net change in unrealized appreciation or depreciation on investments	(8,486)	(13,881,436)	(593,844)	(25,065,162)	(104,847)	(94,667,764)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,258	(9,796,934)	(391,783)	(18,605,211)	(89,713)	(66,395,928)
Change From Unit Transactions:
• Net unit transactions	(40,469)	38,425,998	1,949,404	4,487,663	1,051,053	(66,415,386)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(40,469)	38,425,998	1,949,404	4,487,663	1,051,053	(66,415,386)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,211)	28,629,064	1,557,621	(14,117,548)	961,340	(132,811,314)
NET ASSETS AT DECEMBER 31, 2018	—	62,231,119	2,809,029	214,581,827	990,353	672,244,719
Changes From Operations:
• Net investment income (loss)	(52)	(288,226)	33,529	1,195,154	27,366	6,011,785
• Net realized gain (loss) on investments	2,441	8,001,408	425,421	6,440,665	10,329	21,552,672
• Net change in unrealized appreciation or depreciation on investments	—	8,453,691	364,801	27,128,797	159,339	65,230,941
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,389	16,166,873	823,751	34,764,616	197,034	92,795,398
Change From Unit Transactions:
• Net unit transactions	(2,389)	19,387,646	1,746,993	370,782	365,030	(77,495,455)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,389)	19,387,646	1,746,993	370,782	365,030	(77,495,455)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	35,554,519	2,570,744	35,135,398	562,064	15,299,943
NET ASSETS AT DECEMBER 31, 2019	$—	$97,785,638	$5,379,773	$249,717,225	$1,552,417	$687,544,662

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP SSGA Moderate Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$186,952	$191,068,011	$280,660	$460,977,499	$2,352,949	$1,097,923,484	$46,493,445
Changes From Operations:
• Net investment income (loss)	25,322	786,674	42,753	5,345,827	56,541	15,659	431,821
• Net realized gain (loss) on investments	11,528	5,062,757	(29,113)	10,242,637	11,238	83,718,555	3,115,259
• Net change in unrealized appreciation or depreciation on investments	(93,651)	(23,754,000)	(242,261)	(58,930,148)	(262,526)	(151,833,634)	(6,829,363)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,801)	(17,904,569)	(228,621)	(43,341,684)	(194,747)	(68,099,420)	(3,282,283)
Change From Unit Transactions:
• Net unit transactions	717,357	22,962,285	2,328,997	(31,635,229)	(116,751)	(20,129,387)	8,118,745
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	717,357	22,962,285	2,328,997	(31,635,229)	(116,751)	(20,129,387)	8,118,745
TOTAL INCREASE (DECREASE) IN NET ASSETS	660,556	5,057,716	2,100,376	(74,976,913)	(311,498)	(88,228,807)	4,836,462
NET ASSETS AT DECEMBER 31, 2018	847,508	196,125,727	2,381,036	386,000,586	2,041,451	1,009,694,677	51,329,907
Changes From Operations:
• Net investment income (loss)	21,998	871,652	63,426	3,623,836	49,662	(816,198)	444,256
• Net realized gain (loss) on investments	20,137	7,640,389	27,445	11,590,572	35,440	110,216,121	4,687,586
• Net change in unrealized appreciation or depreciation on investments	94,955	25,003,446	421,607	41,117,510	250,992	184,152,240	10,210,053
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	137,090	33,515,487	512,478	56,331,918	336,094	293,552,163	15,341,895
Change From Unit Transactions:
• Net unit transactions	(50,359)	(12,535,291)	733,266	(41,810,703)	(75,693)	23,900,145	3,029,861
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,359)	(12,535,291)	733,266	(41,810,703)	(75,693)	23,900,145	3,029,861
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,731	20,980,196	1,245,744	14,521,215	260,401	317,452,308	18,371,756
NET ASSETS AT DECEMBER 31, 2019	$934,239	$217,105,923	$3,626,780	$400,521,801	$2,301,852	$1,327,146,985	$69,701,663

See accompanying notes.

	LVIP SSGA Short-Term Bond Index Fund - Service Class Subaccount	LVIP SSGA Short-Term Bond Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$—	$—	$311,264,760	$6,541,645	$142,582,271	$3,360,719
Changes From Operations:
• Net investment income (loss)	281,241	4,607	(2,656,203)	38,009	1,764,350	76,288
• Net realized gain (loss) on investments	(12,762)	(35)	24,505,939	447,413	4,607,932	(1,099)
• Net change in unrealized appreciation or depreciation on investments	(109,270)	(638)	(67,350,541)	(1,639,000)	(27,952,432)	(639,514)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	159,209	3,934	(45,500,805)	(1,153,578)	(21,580,150)	(564,325)
Change From Unit Transactions:
• Net unit transactions	43,395,382	714,403	38,474,272	3,168,951	4,140,309	237,899
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	43,395,382	714,403	38,474,272	3,168,951	4,140,309	237,899
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,554,591	718,337	(7,026,533)	2,015,373	(17,439,841)	(326,426)
NET ASSETS AT DECEMBER 31, 2018	43,554,591	718,337	304,238,227	8,557,018	125,142,430	3,034,293
Changes From Operations:
• Net investment income (loss)	1,107,104	46,887	(3,018,921)	34,374	316,160	71,844
• Net realized gain (loss) on investments	520,988	9,779	25,565,908	431,165	13,550	(6,771)
• Net change in unrealized appreciation or depreciation on investments	231,327	(63)	49,153,143	1,543,177	22,526,588	686,370
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,859,419	56,603	71,700,130	2,008,716	22,856,298	751,443
Change From Unit Transactions:
• Net unit transactions	55,705,801	1,927,354	21,762,452	221,127	3,250,790	1,842,195
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	55,705,801	1,927,354	21,762,452	221,127	3,250,790	1,842,195
TOTAL INCREASE (DECREASE) IN NET ASSETS	57,565,220	1,983,957	93,462,582	2,229,843	26,107,088	2,593,638
NET ASSETS AT DECEMBER 31, 2019	$101,119,811	$2,702,294	$397,700,809	$10,786,861	$151,249,518	$5,627,931

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price 2010 Fund - Service Class Subaccount	LVIP T. Rowe Price 2020 Fund - Service Class Subaccount	LVIP T. Rowe Price 2030 Fund - Service Class Subaccount	LVIP T. Rowe Price 2040 Fund - Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$366,876,336	$94,376	$5,814,930	$10,174,646	$5,122,956	$4,703,122	$302,611,791
Changes From Operations:
• Net investment income (loss)	(818,256)	151	12,451	(8,261)	(16,570)	(11,860)	(4,787,811)
• Net realized gain (loss) on investments	4,955,354	10,456	376,032	717,804	261,951	271,102	46,924,075
• Net change in unrealized appreciation or depreciation on investments	(57,169,071)	(13,276)	(720,672)	(1,414,568)	(685,915)	(733,254)	(51,106,805)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(53,031,973)	(2,669)	(332,189)	(705,025)	(440,534)	(474,012)	(8,970,541)
Change From Unit Transactions:
• Net unit transactions	116,535,703	(39,321)	(363,563)	(899,027)	(581,205)	(191,682)	3,179,405
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	116,535,703	(39,321)	(363,563)	(899,027)	(581,205)	(191,682)	3,179,405
TOTAL INCREASE (DECREASE) IN NET ASSETS	63,503,730	(41,990)	(695,752)	(1,604,052)	(1,021,739)	(665,694)	(5,791,136)
NET ASSETS AT DECEMBER 31, 2018	430,380,066	52,386	5,119,178	8,570,594	4,101,217	4,037,428	296,820,655
Changes From Operations:
• Net investment income (loss)	(4,628,303)	(98)	54,492	70,795	19,601	16,027	(5,213,565)
• Net realized gain (loss) on investments	20,569,125	3,183	932,221	1,585,631	698,998	752,460	39,039,075
• Net change in unrealized appreciation or depreciation on investments	42,627,219	4,933	(282,503)	(317,945)	36,931	124,856	49,850,860
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,568,041	8,018	704,210	1,338,481	755,530	893,343	83,676,370
Change From Unit Transactions:
• Net unit transactions	66,136,823	1,243	(432,290)	(1,513,631)	(536,398)	(181,210)	(18,505,859)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	66,136,823	1,243	(432,290)	(1,513,631)	(536,398)	(181,210)	(18,505,859)
TOTAL INCREASE (DECREASE) IN NET ASSETS	124,704,864	9,261	271,920	(175,150)	219,132	712,133	65,170,511
NET ASSETS AT DECEMBER 31, 2019	$555,084,930	$61,647	$5,391,098	$8,395,444	$4,320,349	$4,749,561	$361,991,166

See accompanying notes.

	LVIP T. Rowe Price Growth Stock Fund - Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,451,246	$163,178,882	$3,968,180	$—	$—	$905,126,333
Changes From Operations:
• Net investment income (loss)	(4,426)	(2,552,021)	(45,745)	18,513	—	3,969,230
• Net realized gain (loss) on investments	503,584	21,073,821	493,629	(52)	—	6,545,632
• Net change in unrealized appreciation or depreciation on investments	(618,634)	(28,645,862)	(537,266)	(42,348)	—	(76,849,222)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(119,476)	(10,124,062)	(89,382)	(23,887)	—	(66,334,360)
Change From Unit Transactions:
• Net unit transactions	905,733	26,614,515	(1,302,461)	1,621,332	—	184,977,914
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	905,733	26,614,515	(1,302,461)	1,621,332	—	184,977,914
TOTAL INCREASE (DECREASE) IN NET ASSETS	786,257	16,490,453	(1,391,843)	1,597,445	—	118,643,554
NET ASSETS AT DECEMBER 31, 2018	2,237,503	179,669,335	2,576,337	1,597,445	—	1,023,769,887
Changes From Operations:
• Net investment income (loss)	(11,068)	(3,735,644)	(43,392)	2,700,083	5,910	3,322,461
• Net realized gain (loss) on investments	185,119	24,337,483	494,158	195,097	134	53,498,239
• Net change in unrealized appreciation or depreciation on investments	559,335	44,996,304	418,068	2,542,046	3,730	117,012,753
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	733,386	65,598,143	868,834	5,437,226	9,774	173,833,453
Change From Unit Transactions:
• Net unit transactions	558,983	32,943,072	(75,652)	70,860,279	129,873	242,931,932
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	558,983	32,943,072	(75,652)	70,860,279	129,873	242,931,932
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,292,369	98,541,215	793,182	76,297,505	139,647	416,765,385
NET ASSETS AT DECEMBER 31, 2019	$3,529,872	$278,210,550	$3,369,519	$77,894,950	$139,647	$1,440,535,272

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP Vanguard International Equity ETF Fund - Standard Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$35,271	$198,666,969	$1,369,285	$132,189,200	$1,536,477	$337,775,924	$63,372
Changes From Operations:
• Net investment income (loss)	376	(442,173)	25,198	1,059,280	134,147	(3,854,603)	(1,297)
• Net realized gain (loss) on investments	312	7,659,631	42,510	1,456,654	(7,822)	50,061,012	55,219
• Net change in unrealized appreciation or depreciation on investments	(2,425)	(24,162,720)	(264,952)	(31,180,568)	(1,030,991)	(44,072,819)	(160,216)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,737)	(16,945,262)	(197,244)	(28,664,634)	(904,666)	2,133,590	(106,294)
Change From Unit Transactions:
• Net unit transactions	(2,410)	42,262,913	1,256,661	54,349,669	5,905,019	(17,497,409)	812,007
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,410)	42,262,913	1,256,661	54,349,669	5,905,019	(17,497,409)	812,007
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,147)	25,317,651	1,059,417	25,685,035	5,000,353	(15,363,819)	705,713
NET ASSETS AT DECEMBER 31, 2018	31,124	223,984,620	2,428,702	157,874,235	6,536,830	322,412,105	769,085
Changes From Operations:
• Net investment income (loss)	20,817	(184,401)	59,439	2,703,751	255,079	(4,320,918)	(3,987)
• Net realized gain (loss) on investments	32,642	12,806,010	124,881	938,708	7,292	58,064,072	96,130
• Net change in unrealized appreciation or depreciation on investments	23,737	52,287,257	727,441	29,878,786	1,392,876	68,630,136	254,787
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,196	64,908,866	911,761	33,521,245	1,655,247	122,373,290	346,930
Change From Unit Transactions:
• Net unit transactions	1,429,991	15,863,618	2,292,944	23,204,585	2,703,929	(35,779,724)	356,371
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,429,991	15,863,618	2,292,944	23,204,585	2,703,929	(35,779,724)	356,371
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,507,187	80,772,484	3,204,705	56,725,830	4,359,176	86,593,566	703,301
NET ASSETS AT DECEMBER 31, 2019	$1,538,311	$304,757,104	$5,633,407	$214,600,065	$10,896,006	$409,005,671	$1,472,386

See accompanying notes.

	LVIP Wellington Mid-Cap Value Fund - Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Standard Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Standard Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Growth Series - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$98,623,881	$340,987	$38,242,906	$622,101	$3,738,538	$106,010,925
Changes From Operations:
• Net investment income (loss)	(1,089,922)	2,010	2,490,197	116,487	(50,627)	(1,728,611)
• Net realized gain (loss) on investments	6,264,811	13,665	(239,389)	(2,616)	357,275	13,858,371
• Net change in unrealized appreciation or depreciation on investments	(21,695,813)	(87,357)	(3,356,511)	(95,990)	(282,089)	(13,083,861)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,520,924)	(71,682)	(1,105,703)	17,881	24,559	(954,101)
Change From Unit Transactions:
• Net unit transactions	6,376,200	175,263	77,930,182	3,305,732	389,222	22,974,239
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,376,200	175,263	77,930,182	3,305,732	389,222	22,974,239
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,144,724)	103,581	76,824,479	3,323,613	413,781	22,020,138
NET ASSETS AT DECEMBER 31, 2018	88,479,157	444,568	115,067,385	3,945,714	4,152,319	128,031,063
Changes From Operations:
• Net investment income (loss)	(801,181)	2,923	3,549,700	171,876	(56,548)	(2,369,636)
• Net realized gain (loss) on investments	10,171,956	48,267	591,591	19,406	563,748	20,724,201
• Net change in unrealized appreciation or depreciation on investments	16,347,083	81,320	8,398,090	292,146	979,206	29,611,672
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,717,858	132,510	12,539,381	483,428	1,486,406	47,966,237
Change From Unit Transactions:
• Net unit transactions	3,960,080	70,927	125,880,599	2,867,877	(340,667)	21,380,458
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,960,080	70,927	125,880,599	2,867,877	(340,667)	21,380,458
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,677,938	203,437	138,419,980	3,351,305	1,145,739	69,346,695
NET ASSETS AT DECEMBER 31, 2019	$118,157,095	$648,005	$253,487,365	$7,297,019	$5,298,058	$197,377,758

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Total Return Series - Service Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Intrinsic Value Portfolio - Initial Class Subaccount	MFS® VIT II International Intrinsic Value Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$6,619,317	$69,526,462	$7,089,885	$194,445,127	$2,491,102	$1,034,662	$30,758,862
Changes From Operations:
• Net investment income (loss)	44,913	398,554	(19,356)	(1,349,157)	(30,621)	3,547	(73,072)
• Net realized gain (loss) on investments	230,291	3,485,047	8,316	2,816,047	283,078	40,469	950,069
• Net change in unrealized appreciation or depreciation on investments	(684,208)	(9,774,120)	(2,136)	(2,593,268)	(371,978)	(133,152)	(4,424,005)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(409,004)	(5,890,519)	(13,176)	(1,126,378)	(119,521)	(89,136)	(3,547,008)
Change From Unit Transactions:
• Net unit transactions	(753,676)	12,737,940	(963,046)	(25,061,358)	(213,863)	(19,307)	1,588,472
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(753,676)	12,737,940	(963,046)	(25,061,358)	(213,863)	(19,307)	1,588,472
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,162,680)	6,847,421	(976,222)	(26,187,736)	(333,384)	(108,443)	(1,958,536)
NET ASSETS AT DECEMBER 31, 2018	5,456,637	76,373,883	6,113,663	168,257,391	2,157,718	926,219	28,800,326
Changes From Operations:
• Net investment income (loss)	61,890	683,582	161,974	3,925,145	(27,591)	16,479	98,210
• Net realized gain (loss) on investments	145,183	2,683,049	309,182	5,981,151	336,488	85,776	1,985,073
• Net change in unrealized appreciation or depreciation on investments	789,945	11,608,597	906,163	26,705,495	340,113	154,419	4,629,011
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	997,018	14,975,228	1,377,319	36,611,791	649,010	256,674	6,712,294
Change From Unit Transactions:
• Net unit transactions	(249,152)	13,929,812	(960,573)	(21,512,609)	(26,320)	(46,137)	(2,697,685)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(249,152)	13,929,812	(960,573)	(21,512,609)	(26,320)	(46,137)	(2,697,685)
TOTAL INCREASE (DECREASE) IN NET ASSETS	747,866	28,905,040	416,746	15,099,182	622,690	210,537	4,014,609
NET ASSETS AT DECEMBER 31, 2019	$6,204,503	$105,278,923	$6,530,409	$183,356,573	$2,780,408	$1,136,756	$32,814,935

See accompanying notes.

	Morgan Stanley VIF Global Infrastructure Portfolio - Class I Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Institutional Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$292,297	$6,941,285	$2,392,408	$27,545,955	$3,168,388	$113,443
Changes From Operations:
• Net investment income (loss)	7,703	111,445	(27,890)	(267,152)	72,609	3,846
• Net realized gain (loss) on investments	10,342	145,972	691,968	2,464,085	(38,923)	(1,448)
• Net change in unrealized appreciation or depreciation on investments	(43,629)	(895,252)	(508,982)	(6,154,708)	(307,382)	(12,188)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,584)	(637,835)	155,096	(3,957,775)	(273,696)	(9,790)
Change From Unit Transactions:
• Net unit transactions	18,764	193,761	155,451	(3,953,984)	546,805	9,979
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,764	193,761	155,451	(3,953,984)	546,805	9,979
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,820)	(444,074)	310,547	(7,911,759)	273,109	189
NET ASSETS AT DECEMBER 31, 2018	285,477	6,497,211	2,702,955	19,634,196	3,441,497	113,632
Changes From Operations:
• Net investment income (loss)	8,402	102,973	(29,073)	(205,789)	56,813	2,774
• Net realized gain (loss) on investments	15,928	317,368	297,306	2,963,005	(36,079)	(1,514)
• Net change in unrealized appreciation or depreciation on investments	57,245	1,307,406	476,465	103,046	171,657	5,763
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,575	1,727,747	744,698	2,860,262	192,391	7,023
Change From Unit Transactions:
• Net unit transactions	(7,121)	558,185	(604,414)	(2,565,084)	304,831	(11,156)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,121)	558,185	(604,414)	(2,565,084)	304,831	(11,156)
TOTAL INCREASE (DECREASE) IN NET ASSETS	74,454	2,285,932	140,284	295,178	497,222	(4,133)
NET ASSETS AT DECEMBER 31, 2019	$359,931	$8,783,143	$2,843,239	$19,929,374	$3,938,719	$109,499

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class Subaccount	PIMCO VIT Dynamic Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Dynamic Bond Portfolio - Institutional Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class Subaccount	Putnam VT Equity Income Fund - Class IA Subaccount
NET ASSETS AT JANUARY 1, 2018	$12,482,715	$33,086	$3,900,628	$41,114	$3,604,773	$32,120	$—
Changes From Operations:
• Net investment income (loss)	67,118	479	61,469	1,116	96,342	1,646	—
• Net realized gain (loss) on investments	(913,172)	(3,553)	11,971	15	(24,469)	(1,461)	—
• Net change in unrealized appreciation or depreciation on investments	(1,100,324)	(290)	(89,843)	(798)	(285,079)	(2,202)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,946,378)	(3,364)	(16,403)	333	(213,206)	(2,017)	—
Change From Unit Transactions:
• Net unit transactions	(367,324)	(8,360)	639,222	1,988	(241,661)	13,066	—
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(367,324)	(8,360)	639,222	1,988	(241,661)	13,066	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,313,702)	(11,724)	622,819	2,321	(454,867)	11,049	—
NET ASSETS AT DECEMBER 31, 2018	10,169,013	21,362	4,523,447	43,435	3,149,906	43,169	—
Changes From Operations:
• Net investment income (loss)	292,396	813	133,409	3,775	113,755	2,295	(72)
• Net realized gain (loss) on investments	(861,535)	(3,064)	7,117	83	3,242	1,086	1,016
• Net change in unrealized appreciation or depreciation on investments	1,523,656	3,517	14,879	(554)	323,746	3,676	3,176
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	954,517	1,266	155,405	3,304	440,743	7,057	4,120
Change From Unit Transactions:
• Net unit transactions	(1,206,893)	1,631	182,225	53,084	50,647	25,423	190,921
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,206,893)	1,631	182,225	53,084	50,647	25,423	190,921
TOTAL INCREASE (DECREASE) IN NET ASSETS	(252,376)	2,897	337,630	56,388	491,390	32,480	195,041
NET ASSETS AT DECEMBER 31, 2019	$9,916,637	$24,259	$4,861,077	$99,823	$3,641,296	$75,649	$195,041

See accompanying notes.

	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT George Putnam Balanced Fund - Class IA Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount	Putnam VT Global Health Care Fund - Class IA Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Income Fund - Class IA Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,218,866	$236,862	$14,206,850	$132,917	$13,542,660	$—
Changes From Operations:
• Net investment income (loss)	(11,671)	1,286	(199,565)	1,207	(37,030)	(63)
• Net realized gain (loss) on investments	73,146	7,769	219,581	21,005	1,711,861	—
• Net change in unrealized appreciation or depreciation on investments	(180,965)	(5,101)	(1,391,585)	(28,508)	(2,122,175)	(20)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(119,490)	3,954	(1,371,569)	(6,296)	(447,344)	(83)
Change From Unit Transactions:
• Net unit transactions	(12,333)	(240,816)	12,627,784	104,785	1,500,740	39,585
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(12,333)	(240,816)	12,627,784	104,785	1,500,740	39,585
TOTAL INCREASE (DECREASE) IN NET ASSETS	(131,823)	(236,862)	11,256,215	98,489	1,053,396	39,502
NET ASSETS AT DECEMBER 31, 2018	1,087,043	—	25,463,065	231,406	14,596,056	39,502
Changes From Operations:
• Net investment income (loss)	(823)	(827)	(230,326)	(500)	(194,924)	10,461
• Net realized gain (loss) on investments	130,894	118	2,345,461	9,510	391,294	3,122
• Net change in unrealized appreciation or depreciation on investments	269,107	38,186	6,198,223	67,512	3,713,983	2,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	399,178	37,477	8,313,358	76,522	3,910,353	16,582
Change From Unit Transactions:
• Net unit transactions	3,517,805	444,117	29,288,278	60,339	(164,080)	205,826
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,517,805	444,117	29,288,278	60,339	(164,080)	205,826
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,916,983	481,594	37,601,636	136,861	3,746,273	222,408
NET ASSETS AT DECEMBER 31, 2019	$5,004,026	$481,594	$63,064,701	$368,267	$18,342,329	$261,910

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Putnam VT Income Fund - Class IB Subaccount	Putnam VT Multi-Asset Absolute Return Fund - Class IA Subaccount	Putnam VT Multi-Asset Absolute Return Fund - Class IB Subaccount	QS Variable Conservative Growth - Class II Subaccount	Rational Trend Aggregation VA Fund Subaccount	SEI VP Market Growth Strategy Fund - Class II Subaccount	SEI VP Market Growth Strategy Fund - Class III Subaccount
NET ASSETS AT JANUARY 1, 2018	$6,139,023	$1,385	$2,925,608	$970,818	$1,268,081	$—	$2,647,538
Changes From Operations:
• Net investment income (loss)	107,418	5	(21,970)	64,788	31,161	31,611	15,360
• Net realized gain (loss) on investments	(34,650)	51	100,466	65,052	2,677	14,354	32,549
• Net change in unrealized appreciation or depreciation on investments	(134,145)	(164)	(347,284)	(360,527)	(100,651)	(213,165)	(291,884)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(61,377)	(108)	(268,788)	(230,687)	(66,813)	(167,200)	(243,975)
Change From Unit Transactions:
• Net unit transactions	608,518	—	170,207	3,313,114	(125,889)	2,120,896	39,258
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	608,518	—	170,207	3,313,114	(125,889)	2,120,896	39,258
TOTAL INCREASE (DECREASE) IN NET ASSETS	547,141	(108)	(98,581)	3,082,427	(192,702)	1,953,696	(204,717)
NET ASSETS AT DECEMBER 31, 2018	6,686,164	1,277	2,827,027	4,053,245	1,075,379	1,953,696	2,442,821
Changes From Operations:
• Net investment income (loss)	137,603	(19)	(31,781)	61,278	15,430	47,404	39,249
• Net realized gain (loss) on investments	117,451	—	(15,707)	119,236	(526)	41,011	67,799
• Net change in unrealized appreciation or depreciation on investments	535,438	131	186,252	627,356	49,059	254,106	302,648
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	790,492	112	138,764	807,870	63,963	342,521	409,696
Change From Unit Transactions:
• Net unit transactions	1,395,963	56,360	(354,434)	3,350,466	(70,979)	(117,393)	(103,599)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,395,963	56,360	(354,434)	3,350,466	(70,979)	(117,393)	(103,599)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,186,455	56,472	(215,670)	4,158,336	(7,016)	225,128	306,097
NET ASSETS AT DECEMBER 31, 2019	$8,872,619	$57,749	$2,611,357	$8,211,581	$1,068,363	$2,178,824	$2,748,918

See accompanying notes.

	SEI VP Market Plus Strategy Fund - Class III Subaccount	Templeton Foreign VIP Fund - Class 1 Subaccount	Templeton Foreign VIP Fund - Class 4 Subaccount	Templeton Global Bond VIP Fund - Class 1 Subaccount	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2018	$2,054,693	$29,745	$3,135,779	$2,376,982	$333,882,359	$26,207,074
Changes From Operations:
• Net investment income (loss)	17,031	1,418	41,078	(13,819)	(5,125,440)	(324,821)
• Net realized gain (loss) on investments	4,999	(908)	8,945	(21,994)	(1,941,233)	44,377
• Net change in unrealized appreciation or depreciation on investments	(265,960)	(8,023)	(655,553)	93,353	8,187,265	473,040
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(243,930)	(7,513)	(605,530)	57,540	1,120,592	192,596
Change From Unit Transactions:
• Net unit transactions	142,283	21,027	637,567	1,793,351	(37,270,087)	2,363,751
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	142,283	21,027	637,567	1,793,351	(37,270,087)	2,363,751
TOTAL INCREASE (DECREASE) IN NET ASSETS	(101,647)	13,514	32,037	1,850,891	(36,149,495)	2,556,347
NET ASSETS AT DECEMBER 31, 2018	1,953,046	43,259	3,167,816	4,227,873	297,732,864	28,763,421
Changes From Operations:
• Net investment income (loss)	10,380	941	12,162	311,360	15,965,502	1,669,919
• Net realized gain (loss) on investments	103,218	(1,698)	11,636	(8,270)	(1,658,316)	(41,849)
• Net change in unrealized appreciation or depreciation on investments	170,415	5,894	343,871	(226,913)	(12,864,735)	(1,441,153)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	284,013	5,137	367,669	76,177	1,442,451	186,917
Change From Unit Transactions:
• Net unit transactions	(1,166,976)	27,816	187,683	566,696	(19,758,953)	1,995,631
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,166,976)	27,816	187,683	566,696	(19,758,953)	1,995,631
TOTAL INCREASE (DECREASE) IN NET ASSETS	(882,963)	32,953	555,352	642,873	(18,316,502)	2,182,548
NET ASSETS AT DECEMBER 31, 2019	$1,070,083	$76,212	$3,723,168	$4,870,746	$279,416,362	$30,945,969

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Templeton Growth VIP Fund - Class 2 Subaccount	TOPS® Moderate Growth ETF Portfolio - Service Class Shares Subaccount	VanEck VIP Global Hard Assets Fund - Class S Shares Subaccount	Virtus VanEck VIP Global Hard Assets Fund - Initial Class Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$30,053,571	$—	$3,604,212	$383,603
Changes From Operations:
• Net investment income (loss)	74,054	—	(42,986)	(1,423)
• Net realized gain (loss) on investments	2,975,885	—	15,461	(1,477)
• Net change in unrealized appreciation or depreciation on investments	(7,429,636)	—	(999,132)	(113,340)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,379,697)	—	(1,026,657)	(116,240)
Change From Unit Transactions:
• Net unit transactions	(3,823,694)	—	(67,948)	30,855
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,823,694)	—	(67,948)	30,855
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,203,391)	—	(1,094,605)	(85,385)
NET ASSETS AT DECEMBER 31, 2018	21,850,180	—	2,509,607	298,218
Changes From Operations:
• Net investment income (loss)	232,536	(26,225)	(35,885)	(1,257)
• Net realized gain (loss) on investments	3,363,159	13,346	(107,733)	(8,719)
• Net change in unrealized appreciation or depreciation on investments	(854,559)	450,442	402,544	44,787
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,741,136	437,563	258,926	34,811
Change From Unit Transactions:
• Net unit transactions	(2,510,534)	11,180,973	421,026	2,069
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,510,534)	11,180,973	421,026	2,069
TOTAL INCREASE (DECREASE) IN NET ASSETS	230,602	11,618,536	679,952	36,880
NET ASSETS AT DECEMBER 31, 2019	$22,080,782	$11,618,536	$3,189,559	$335,098

See accompanying notes.

	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount	Newfleet Multi-Sector Intermediate Bond Series - Class I Shares Subaccount	Virtus Rampart Equity Trend Series - Class A Shares Subaccount	Virtus Rampart Equity Trend Series - Class I Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$13,511,991	$1,213,760	$1,445,650	$51
Changes From Operations:
• Net investment income (loss)	415,821	21,390	(7,789)	—
• Net realized gain (loss) on investments	(39,562)	(15,859)	113,620	6
• Net change in unrealized appreciation or depreciation on investments	(924,085)	(31,951)	(75,112)	(6)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(547,826)	(26,420)	30,719	—
Change From Unit Transactions:
• Net unit transactions	1,088,066	(641,925)	(1,476,369)	(51)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,088,066	(641,925)	(1,476,369)	(51)
TOTAL INCREASE (DECREASE) IN NET ASSETS	540,240	(668,345)	(1,445,650)	(51)
NET ASSETS AT DECEMBER 31, 2018	14,052,231	545,415	—	—
Changes From Operations:
• Net investment income (loss)	410,504	29,325	—	—
• Net realized gain (loss) on investments	365	(39)	—	—
• Net change in unrealized appreciation or depreciation on investments	888,928	38,465	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,299,797	67,751	—	—
Change From Unit Transactions:
• Net unit transactions	544,925	214,361	—	—
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	544,925	214,361	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,844,722	282,112	—	—
NET ASSETS AT DECEMBER 31, 2019	$15,896,953	$827,527	$—	$—

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2019

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of forty products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Bonus
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Rollover	• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Advisory
• Lincoln Investor Advantage B-Share
• Lincoln Investor Advantage C-Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA
• Lincoln Investor Advantage Advisory
• Lincoln Investor Advantage RIA Class
• Lincoln Core Income
• Lincoln InvestmentSolutions RIA
• Lincoln Level Advantage B Share
• Lincoln Level Advantage Advisory
• Lincoln Level Advantage B Class
• Lincoln Level Advantage Advisory Class

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred thirty-five available mutual funds(the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco Oppenheimer V.I. Global Fund - Series II Shares

Invesco Oppenheimer V.I. International Growth Fund - Series I Shares

Invesco Oppenheimer V.I. International Growth Fund - Series II Shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series I Shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series II Shares

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares

Invesco V.I. Diversified Dividend Fund - Series I Shares

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares

Invesco V.I. Equity and Income Fund - Series II Shares

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

AB VPS International Value Portfolio - Class B

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A

AB VPS Small/Mid Cap Value Portfolio - Class B

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Listed Private Equity Portfolio - Class I

ALPS/Red Rocks Listed Private Equity Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II

American Century VP Large Company Value Fund - Class I

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 1

American Funds Blue Chip Income and Growth Fund - Class 1A

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 1

American Funds Bond Fund - Class 1A

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A

American Funds Capital Income Builder® - Class 4

American Funds Global Balanced Fund - Class 1

American Funds Global Balanced Fund - Class 1A

American Funds Global Bond Fund - Class 1

American Funds Global Bond Fund - Class 1A

American Funds Global Growth and Income Fund - Class 1

American Funds Global Growth and Income Fund - Class 1A

American Funds Global Growth Fund - Class 1

American Funds Global Growth Fund - Class 1A

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 1

American Funds High-Income Bond Fund - Class 1A

American Funds International Fund - Class 1

American Funds International Fund - Class 1A

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A

American Funds Managed Risk Asset Allocation Fund - Class P1

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1

American Funds Managed Risk Growth Fund - Class P1

American Funds Managed Risk Growth-Income Fund - Class P1

American Funds Managed Risk International Fund - Class P1

American Funds Mortgage Fund - Class 1

American Funds Mortgage Fund - Class 1A

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A

American Funds U.S. Government/AAA-Rated Securities Fund - Class 4**

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1

Columbia VP Commodity Strategy Fund - Class 2

Columbia VP Emerging Markets Bond Fund - Class 1

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Service Class

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class

Delaware VIP® High Yield Series - Service Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® International Value Equity Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Service Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Service Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Service Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Service Class

Delaware VIP® U.S. Growth Series - Standard Class

Delaware VIP® Value Series - Service Class

Delaware VIP® Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Equity 500 Index VIP Portfolio - Class B**

DWS Small Cap Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class B**

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

DWS Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Balanced Portfolio - Initial Class

Fidelity® VIP Balanced Portfolio - Service Class 2

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund - Class 1**

Franklin Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Mutual Shares VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Templeton Foreign VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA

Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:

Ivy VIP Asset Strategy Portfolio - Class I

Ivy VIP Asset Strategy Portfolio - Class II

Ivy VIP Energy Portfolio - Class I

Ivy VIP Energy Portfolio - Class II

Ivy VIP High Income Portfolio - Class I

Ivy VIP High Income Portfolio - Class II

Ivy VIP Mid Cap Growth Portfolio - Class I

Ivy VIP Mid Cap Growth Portfolio - Class II

Ivy VIP Science and Technology Portfolio - Class I

Ivy VIP Science and Technology Portfolio - Class II

Ivy VIP Small Cap Growth Portfolio - Class I

Ivy VIP Small Cap Growth Portfolio - Class II

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I

ClearBridge Variable Mid Cap Portfolio - Class II

QS Variable Conservative Growth - Class I**

QS Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP BlackRock Advantage Allocation Fund - Service Class

LVIP BlackRock Advantage Allocation Fund - Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class

LVIP BlackRock Global Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Real Estate Fund - Service Class

LVIP BlackRock Global Real Estate Fund - Standard Class

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Special Opportunities Fund - Service Class

LVIP Delaware Special Opportunities Fund - Standard Class**

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

LVIP Dimensional/Vanguard Total Bond Fund - Service Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP Loomis Sayles Global Growth Fund - Service Class

LVIP Loomis Sayles Global Growth Fund - Standard Class

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Emerging Markets Equity Index Fund - Service Class

LVIP SSGA Emerging Markets Equity Index Fund - Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class

LVIP SSGA Moderate Structured Allocation Fund - Service Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Short-Term Bond Index Fund - Service Class

LVIP SSGA Short-Term Bond Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

LVIP T. Rowe Price 2010 Fund - Service Class

LVIP T. Rowe Price 2010 Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Service Class

LVIP T. Rowe Price 2020 Fund - Standard Class**

LVIP T. Rowe Price 2030 Fund - Service Class

LVIP T. Rowe Price 2030 Fund - Standard Class**

LVIP T. Rowe Price 2040 Fund - Service Class

LVIP T. Rowe Price 2040 Fund - Standard Class**

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class

LVIP Wellington Mid-Cap Value Fund - Service Class

LVIP Wellington Mid-Cap Value Fund - Standard Class

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Intrinsic Value Portfolio - Initial Class

MFS® VIT II International Intrinsic Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Mutual Fund and Variable Insurance Trust:

Rational Trend Aggregation VA Fund

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Northern Lights Variable Trust:

TOPS® Balanced ETF Portfolio - Service Class Shares**

TOPS® Moderate Growth ETF Portfolio - Service Class Shares

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class

PIMCO VIT All Asset All Authority Portfolio - Institutional Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class

PIMCO VIT Dynamic Bond Portfolio - Advisor Class

PIMCO VIT Dynamic Bond Portfolio - Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class

Putnam Variable Trust:

Putnam VT Equity Income Fund - Class IA

Putnam VT Equity Income Fund - Class IB

Putnam VT George Putnam Balanced Fund - Class IA

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA

Putnam VT Global Health Care Fund - Class IB

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Putnam VT Income Fund - Class IA

Putnam VT Income Fund - Class IB

Putnam VT Multi-Asset Absolute Return Fund - Class IA

Putnam VT Multi-Asset Absolute Return Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

SEI Insurance Products Trust:

SEI VP Market Growth Strategy Fund - Class II

SEI VP Market Growth Strategy Fund - Class III

SEI VP Market Plus Strategy Fund - Class II**

SEI VP Market Plus Strategy Fund - Class III

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund - Class S Shares

VanEck VIP Global Hard Assets Fund - Initial Class Shares

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2019

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2019. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services- Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2018, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2018, the 2018 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2018:

Ivy VIP Small Cap Growth Portfolio - Class I	LVIP SSGA Emerging Markets Equity Index Fund - Service Class
Ivy VIP Small Cap Growth Portfolio - Class II	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	LVIP SSGA Short-Term Bond Index Fund - Service Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	LVIP SSGA Short-Term Bond Index Fund - Standard Class
LVIP Loomis Sayles Global Growth Fund - Service Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
LVIP Loomis Sayles Global Growth Fund - Standard Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Standard Class

Also during 2018, the following funds changed their names:

Previous Fund Name	New Fund Name
LVIP Select Core Equity Managed Volatility Fund - Service Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
LVIP Select Core Equity Managed Volatility Fund - Standard Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class
LVIP Managed Risk Profile 2010 Fund - Service Class	LVIP T. Rowe Price 2010 Fund - Service Class
LVIP Managed Risk Profile 2010 Fund - Standard Class	LVIP T. Rowe Price 2010 Fund - Standard Class
LVIP Managed Risk Profile 2020 Fund - Service Class	LVIP T. Rowe Price 2020 Fund - Service Class
LVIP Managed Risk Profile 2020 Fund - Standard Class	LVIP T. Rowe Price 2020 Fund - Standard Class
LVIP Managed Risk Profile 2030 Fund - Service Class	LVIP T. Rowe Price 2030 Fund - Service Class
LVIP Managed Risk Profile 2030 Fund - Standard Class	LVIP T. Rowe Price 2030 Fund - Standard Class
LVIP Managed Risk Profile 2040 Fund - Service Class	LVIP T. Rowe Price 2040 Fund - Service Class
LVIP Managed Risk Profile 2040 Fund - Standard Class	LVIP T. Rowe Price 2040 Fund - Standard Class
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	PIMCO VIT Dynamic Bond Portfolio - Advisor Class
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	PIMCO VIT Dynamic Bond Portfolio - Institutional Class
Putnam VT Absolute Return 500 Fund - Class IA	Putnam VT Multi-Asset Absolute Return Fund - Class IA
Putnam VT Absolute Return 500 Fund - Class IB	Putnam VT Multi-Asset Absolute Return Fund - Class IB
Rational Dividend Capture VA Fund	Rational Trend Aggregation VA Fund

Also during 2018, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Deutsche Investments VIT Funds	Deutsche DWS Investments VIT Funds
Deutsche Variable Series II	Deutsche DWS Variable Series II

Also during 2018, the following funds ceased to be available as investment options to Variable Account contract owners:

BlackRock iShares® Alternative Strategies V.I. Fund - Class I	Ivy VIP Micro Cap Growth Portfolio - Class I
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	Ivy VIP Micro Cap Growth Portfolio - Class II
Fidelity® VIP Equity-Income Portfolio - Initial Class	LVIP BlackRock Multi-Asset Income Fund - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	LVIP BlackRock Multi-Asset Income Fund - Standard Class
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	Virtus Rampart Equity Trend Series - Class A Shares
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	Virtus Rampart Equity Trend Series - Class I Shares

During 2019, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2019, the 2019 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2019:

Fidelity® VIP Balanced Portfolio - Initial Class	TOPS® Balanced ETF Portfolio - Service Class Shares
Fidelity® VIP Balanced Portfolio - Service Class 2	TOPS® Moderate Growth ETF Portfolio - Service Class Shares
Putnam VT Equity Income Fund - Class IA

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2019, the following funds changed their names:

Previous Fund Name	New Fund Name
Franklin Founding Funds Allocation VIP Fund - Class 1	Franklin Allocation VIP Fund - Class 1
Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Allocation VIP Fund - Class 4
LVIP BlackRock Scientific Allocation Fund - Service Class	LVIP BlackRock Advantage Allocation Fund - Service Class
LVIP BlackRock Scientific Allocation Fund - Standard Class	LVIP BlackRock Advantage Allocation Fund - Standard Class
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class
LVIP Clarion Global Real Estate Fund - Service Class	LVIP BlackRock Global Real Estate Fund - Service Class
LVIP Clarion Global Real Estate Fund - Standard Class	LVIP BlackRock Global Real Estate Fund - Standard Class
LVIP Blended Core Equity Managed Volatility Fund - Service Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
MFS® VIT II International Value Portfolio - Initial Class	MFS® VIT II International Intrinsic Value Portfolio - Initial Class
MFS® VIT II International Value Portfolio - Service Class	MFS® VIT II International Intrinsic Value Portfolio - Service Class

Also during 2019, the AIM Variable Insurance Funds trust assumed the assets and liabilities of the Oppenheimer Variable Account Funds trust. The following funds were affected:

Predecessor Fund	Fund
Oppenheimer Global Fund/VA Service Shares	Invesco Oppenheimer V.I. Global Fund - Series II Shares
Oppenheimer International Growth Fund/VA Non-Service Shares	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares
Oppenheimer International Growth Fund/VA Service Shares	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series I Shares
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series II Shares

Also during 2019, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

Also during 2019, the following funds ceased to be available as investment options to Variable Account contract owners:

ALPS/Stadion Core ETF Portfolio - Class I	ALPS/Stadion Tactical Growth Portfolio - Class III
ALPS/Stadion Core ETF Portfolio - Class III	LVIP Goldman Sachs Income Builder Fund - Service Class
ALPS/Stadion Tactical Growth Portfolio - Class I	LVIP Goldman Sachs Income Builder Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the forty contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus II at a daily rate of .0035616% to .0082192% (1.30% to 3.00% on an annual basis).

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis).

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis).

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis).

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis).

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis).

•  Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0078082% (1.00% to 2.85% on an annual basis).

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis).

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis).

•  Lincoln Investor Advantage B-Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C-Share at a daily rate of .0034247% to .0045205% (1.25% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (.25% to .80% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln Investor Advantage Advisory at a daily rate of .0002739% to .0013699% (.10% to .50% on an annual basis).

•  Lincoln Investor Advantage RIA Class at a daily rate of .0009589% to .0020548% (.35% to .75% on an annual basis).

•  Lincoln Core Income at a daily rate of .0015068% to .0031506% (.55% to 1.15% on an annual basis).

•  Lincoln InvestmentSolutions RIA at a daily rate of .0010959% to .0061644% (.40% to 2.25% on an annual basis).

•  Lincoln Level Advantage B Share at a daily rate of .0030137% to .0035616% (1.10% to 1.30% on an annual basis).

•  Lincoln Level Advantage Advisory at a daily rate of .0002740% to .0008219% (.10% to .30% on an annual basis).

•  Lincoln Level Advantage B Class at a daily rate of .0035616% (1.30% on an annual basis).

•  Lincoln Level Advantage Advisory Class at a daily rate of .0008219% (.30% on an annual basis).

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2019 and 2018 were $485,852,643 and $472,393,070, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2019 and 2018, sales charges amounted to $277,613 and $281,889, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2019, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2019		0.30%	3.20%	$7.19	$28.22	1,703,174	$30,561,980	25.72%	29.39%	0.15%
	2018		0.30%	3.20%	5.64	22.15	2,185,761	27,872,937	-12.82%	-10.25%	0.00%
	2017		0.30%	3.20%	6.38	25.07	2,049,491	31,775,509	32.07%	35.41%	0.28%
	2016		0.65%	3.15%	4.77	18.73	2,134,613	24,562,976	-3.76%	-1.52%	0.00%
	2015		0.65%	2.95%	4.90	19.25	2,488,790	29,135,815	-0.34%	1.98%	0.00%
AB VPS International Value Portfolio - Class B
	2019		1.25%	1.25%	8.43	8.43	123	1,034	15.33%	15.33%	0.82%
	2018		1.25%	1.25%	7.30	7.30	125	916	-23.93%	-23.93%	1.14%
	2017		1.25%	1.25%	9.60	9.60	128	1,232	23.56%	23.56%	1.23%
	2016		1.55%	1.55%	7.53	7.53	326	2,454	-2.31%	-2.31%	0.74%
	2015		1.55%	1.90%	7.45	7.71	666	5,045	0.47%	0.82%	1.70%
AB VPS Large Cap Growth Portfolio - Class B
	2019		1.30%	2.80%	17.72	42.86	402,252	9,392,883	30.66%	32.63%	0.00%
	2018		1.30%	2.80%	13.42	32.32	469,902	8,454,833	-0.50%	1.00%	0.00%
	2017		1.30%	2.80%	13.36	32.00	579,076	10,225,500	28.04%	29.97%	0.00%
	2016		1.30%	2.80%	10.33	24.62	698,118	9,426,032	-0.47%	1.03%	0.00%
	2015		1.30%	2.80%	10.27	24.37	772,531	10,319,207	7.79%	9.42%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class A
	2019		0.35%	0.80%	12.84	14.03	64,185	852,143	19.14%	19.68%	0.61%
	2018		0.35%	0.80%	10.73	11.73	57,086	636,204	-15.71%	-15.32%	0.41%
	2017		0.35%	0.80%	13.66	13.86	33,383	458,767	12.25%	12.70%	0.46%
	2016		0.40%	0.80%	12.30	12.30	31,088	382,005	24.59%	24.59%	0.71%
	2015		0.40%	0.40%	9.87	9.87	7,880	77,770	-5.86%	-5.86%	0.80%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Small/Mid Cap Value Portfolio - Class B
	2019		0.10%	3.30%	$11.83	$45.57	6,383,433	$200,074,400	16.01%	19.78%	0.32%
	2018		0.10%	3.30%	10.29	38.54	6,488,398	173,964,293	-18.01%	-15.38%	0.23%
	2017		0.10%	3.25%	13.59	46.14	6,451,753	212,389,129	9.30%	12.51%	0.24%
	2016		0.30%	3.20%	12.25	41.47	6,394,531	191,725,194	20.86%	24.42%	0.32%
	2015		0.30%	3.20%	14.11	33.70	6,850,862	167,462,421	-8.67%	-6.26%	0.51%
ALPS/Alerian Energy Infrastructure Portfolio - Class I
	2019		0.35%	0.40%	8.74	10.63	44,988	467,521	20.26%	20.32%	2.07%
	2018		0.35%	0.40%	7.27	8.83	39,507	342,445	-18.90%	-18.86%	1.90%
	2017		0.35%	0.80%	8.83	8.96	54,209	546,169	-1.28%	-0.88%	4.31%
	2016		0.40%	0.80%	8.95	9.04	26,684	241,029	40.26%	40.83%	2.24%
	2015		0.40%	0.80%	6.42	6.42	28,281	181,504	-37.96%	-37.96%	0.85%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2019		0.10%	1.65%	7.97	10.56	583,669	4,962,021	18.44%	20.29%	1.57%
	2018		0.10%	1.65%	6.73	8.78	604,625	4,262,403	-20.28%	-19.04%	1.76%
	2017		0.10%	1.65%	8.44	8.87	647,095	5,663,293	-2.46%	-1.14%	1.93%
	2016		0.30%	1.65%	8.65	8.97	624,350	5,468,502	38.49%	40.37%	2.41%
	2015		0.30%	1.65%	6.25	6.39	379,465	2,388,413	-38.94%	-38.11%	0.93%
ALPS/Red Rocks Listed Private Equity Portfolio - Class I
	2019		0.35%	0.80%	14.93	15.99	10,534	163,800	39.22%	39.85%	0.00%
	2018		0.35%	0.80%	10.72	11.43	10,588	117,665	-12.92%	-12.52%	7.11%
	2017		0.35%	0.80%	12.31	12.45	4,379	54,484	24.50%	25.00%	3.09%
	2016	3/7/16	0.40%	0.80%	9.89	9.96	2,705	26,876	7.06%	12.99%	3.90%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
	2019		0.10%	1.65%	11.82	15.73	1,079,967	15,216,380	37.55%	39.70%	0.00%
	2018		0.10%	1.65%	10.27	11.26	978,824	10,118,893	-13.96%	-12.62%	5.67%
	2017		0.10%	1.65%	11.94	12.38	768,031	9,257,493	22.92%	24.58%	2.78%
	2016		0.30%	1.65%	9.72	9.94	556,329	5,435,000	6.21%	7.65%	0.82%
	2015	5/26/15	0.30%	1.65%	9.15	9.23	373,631	3,424,521	-10.07%	-8.81%	0.16%
ALPS/Stadion Core ETF Portfolio - Class I
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.11%
	2018		0.40%	0.75%	11.28	11.28	25,539	281,972	-6.11%	-6.11%	0.56%
	2017		0.40%	0.80%	11.84	12.01	5,042	59,905	12.93%	13.38%	0.27%
	2016		0.40%	0.80%	10.59	10.59	5,276	55,445	11.01%	11.01%	0.00%
	2015		0.40%	0.40%	9.54	9.54	870	8,312	-9.71%	-9.71%	0.20%
ALPS/Stadion Core ETF Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.95%
	2018		0.10%	2.90%	9.59	11.34	1,378,731	13,855,847	-8.76%	-6.21%	0.53%
	2017		0.10%	2.85%	11.35	11.93	917,171	10,143,127	11.71%	13.23%	0.19%
	2016		0.30%	1.65%	10.16	10.33	439,298	4,509,989	9.00%	9.60%	0.00%
	2015		1.10%	1.65%	9.32	9.43	566,375	5,324,167	-10.83%	-10.34%	0.12%
ALPS/Stadion Tactical Growth Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.32%
	2018		0.10%	1.65%	10.50	11.47	449,844	4,799,165	-5.84%	-4.37%	0.17%
	2017		0.10%	1.65%	11.15	11.56	439,837	4,962,374	10.35%	11.85%	0.30%
	2016		0.30%	1.65%	10.10	10.33	390,479	3,972,301	7.43%	8.89%	0.33%
	2015	5/27/15	0.30%	1.65%	9.41	9.49	145,628	1,373,696	-6.37%	-2.92%	0.00%
American Century VP Balanced Fund - Class I
	2019		0.35%	1.10%	12.91	13.04	21,589	279,986	18.54%	19.43%	1.55%
	2018		0.35%	1.10%	10.92	10.92	19,435	211,885	-4.17%	-4.17%	1.57%
	2017	3/28/17	0.35%	0.35%	11.40	11.40	6,291	71,687	9.44%	9.44%	1.24%
American Century VP Balanced Fund - Class II
	2019		0.10%	3.25%	12.22	13.43	7,659,272	98,855,604	15.74%	19.27%	1.31%
	2018		0.10%	3.10%	10.56	11.31	6,237,374	68,545,174	-6.87%	-4.03%	1.23%
	2017		0.10%	3.30%	11.35	11.87	4,327,370	50,309,821	10.21%	13.28%	1.41%
	2016	5/25/16	0.30%	3.05%	10.29	10.48	1,761,279	18,291,592	-1.16%	6.73%	0.79%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Century VP Inflation Protection Fund - Class II
	2019		2.15%	2.15%	$12.26	$12.26	1,850	$22,685	6.59%	6.59%	2.33%
	2018		2.15%	2.15%	11.50	11.50	1,989	22,881	-4.89%	-4.89%	2.76%
	2017		2.15%	2.15%	12.10	12.10	2,133	25,803	1.47%	1.47%	2.51%
	2016	1/22/16	2.15%	2.15%	11.92	11.92	2,283	27,225	-2.86%	-2.86%	1.66%
American Century VP Large Company Value Fund - Class I
	2019		0.35%	1.85%	11.90	12.38	243,136	2,996,408	25.14%	27.03%	2.19%
	2018		0.35%	1.85%	9.72	9.74	106,814	1,037,025	-8.50%	-8.36%	1.98%
	2017	6/27/17	0.35%	0.70%	10.61	10.63	33,184	352,509	2.34%	6.58%	0.65%
American Century VP Large Company Value Fund - Class II
	2019		0.10%	3.10%	11.37	12.42	3,005,353	35,860,873	23.55%	27.18%	1.92%
	2018		0.10%	3.00%	9.31	9.76	1,512,106	14,387,793	-10.90%	-8.28%	1.81%
	2017	6/7/17	0.10%	3.00%	10.45	10.64	358,793	3,784,362	-0.34%	7.74%	0.89%
American Funds Asset Allocation Fund - Class 1
	2019		0.40%	1.95%	15.38	21.08	1,099,634	20,205,687	19.20%	21.06%	2.16%
	2018		0.40%	1.95%	12.71	17.44	1,126,689	17,154,823	-6.20%	-4.73%	1.88%
	2017		0.40%	1.95%	13.34	18.35	1,175,826	18,849,926	14.26%	16.04%	1.78%
	2016		0.40%	1.95%	11.49	15.84	944,992	13,813,111	7.57%	9.25%	3.09%
	2015		0.40%	1.95%	10.52	14.53	284,659	3,379,682	-0.32%	1.24%	2.84%
American Funds Asset Allocation Fund - Class 1A
	2019		0.35%	1.85%	12.56	13.14	814,765	10,654,834	18.97%	20.77%	2.13%
	2018		0.35%	1.85%	10.79	10.88	632,290	6,856,689	-5.30%	-4.92%	1.98%
	2017	4/13/17	0.35%	0.75%	11.39	11.44	358,300	4,093,365	1.37%	10.40%	2.05%
American Funds Asset Allocation Fund - Class 4
	2019		0.10%	1.65%	11.14	15.04	14,427,833	197,384,725	18.95%	20.80%	1.86%
	2018		0.10%	1.65%	11.29	12.47	11,372,540	134,834,301	-6.39%	-4.93%	1.54%
	2017		0.10%	1.65%	12.52	13.15	9,854,185	125,099,749	14.01%	15.56%	1.45%
	2016		0.30%	1.65%	10.98	11.38	7,898,429	87,672,209	7.38%	8.84%	1.58%
	2015		0.30%	1.65%	10.22	10.45	4,522,223	46,560,007	-0.51%	0.84%	3.01%
American Funds Blue Chip Income and Growth Fund - Class 1
	2019		0.40%	2.25%	14.42	23.94	201,616	3,989,698	18.96%	21.18%	2.27%
	2018		0.40%	2.25%	12.12	19.80	217,870	3,579,695	-10.49%	-8.82%	2.05%
	2017		0.40%	2.25%	14.54	21.75	245,762	4,489,873	15.09%	16.83%	2.26%
	2016		0.40%	1.90%	12.63	18.66	215,617	3,345,018	16.82%	18.58%	2.32%
	2015		0.40%	1.90%	10.65	15.77	183,536	2,465,234	-4.55%	-3.11%	2.26%
American Funds Blue Chip Income and Growth Fund - Class 1A
	2019		0.35%	2.05%	12.08	12.64	642,137	8,070,736	19.13%	20.93%	2.57%
	2018		0.35%	1.85%	10.14	10.45	302,782	3,151,192	-10.34%	-8.99%	2.73%
	2017	2/24/17	0.35%	1.85%	11.31	11.48	53,961	618,727	5.58%	11.54%	3.87%
American Funds Blue Chip Income and Growth Fund - Class 4
	2019		0.10%	1.65%	10.75	15.95	3,313,216	46,599,969	19.05%	20.91%	2.08%
	2018		0.10%	1.65%	11.29	13.22	2,576,000	31,919,266	-10.41%	-9.01%	1.98%
	2017		0.10%	1.65%	13.86	14.55	2,122,791	29,875,527	14.79%	16.35%	2.05%
	2016		0.30%	1.65%	12.07	12.51	1,606,020	19,617,556	16.56%	18.14%	2.14%
	2015		0.30%	1.65%	10.36	10.59	952,751	9,935,928	-4.79%	-3.50%	2.57%
American Funds Bond Fund - Class 1
	2019		0.60%	2.25%	10.55	12.67	558,051	6,957,268	7.26%	9.05%	2.83%
	2018		0.60%	2.25%	9.84	11.62	554,866	6,353,029	-2.66%	-1.04%	2.61%
	2017		0.60%	2.25%	10.77	11.74	549,238	6,361,687	1.92%	3.26%	2.29%
	2016		0.60%	1.90%	10.57	11.37	323,939	3,654,693	1.33%	2.65%	2.06%
	2015		0.60%	1.90%	10.43	11.08	219,347	2,408,720	-1.44%	-0.16%	2.03%
American Funds Bond Fund - Class 1A
	2019		0.40%	2.05%	10.64	11.11	490,693	5,397,755	7.35%	8.92%	3.05%
	2018		0.40%	1.85%	9.91	10.18	317,437	3,222,604	-2.42%	-1.09%	3.24%
	2017	3/20/17	0.50%	1.85%	10.16	10.29	103,217	1,061,558	-0.11%	2.77%	4.05%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Capital Income Builder® - Class 1
	2019		0.40%	0.90%	$12.17	$12.52	89,180	$1,113,033	17.10%	17.69%	3.16%
	2018		0.40%	0.90%	10.39	10.64	96,253	1,020,906	-7.61%	-7.14%	3.21%
	2017		0.40%	0.90%	11.25	11.46	87,875	1,004,071	12.28%	12.84%	3.02%
	2016		0.40%	1.70%	9.81	10.15	90,463	916,505	2.41%	3.75%	3.55%
	2015		0.40%	1.70%	9.75	9.78	36,108	352,892	-1.82%	-1.62%	3.01%
American Funds Capital Income Builder® - Class 1A
	2019		0.35%	1.10%	11.85	12.12	471,656	5,697,611	16.61%	17.48%	2.95%
	2018		0.35%	1.10%	10.25	10.32	259,735	2,675,912	-7.66%	-7.33%	2.92%
	2017	2/24/17	0.35%	0.70%	11.10	11.13	40,881	454,380	2.13%	9.22%	2.86%
American Funds Capital Income Builder® - Class 4
	2019		0.10%	1.65%	10.83	12.38	4,226,743	48,420,144	15.69%	17.50%	2.67%
	2018		0.10%	1.65%	9.80	10.54	3,831,685	38,062,876	-8.77%	-7.34%	2.73%
	2017		0.10%	1.65%	10.75	11.29	3,196,968	34,882,122	10.81%	12.31%	2.57%
	2016		0.30%	1.65%	9.70	10.05	2,709,830	26,593,272	2.09%	3.47%	2.92%
	2015		0.30%	1.65%	9.50	9.71	1,345,855	12,866,136	-3.40%	-2.09%	2.72%
American Funds Global Balanced Fund - Class 1
	2019		0.60%	0.65%	16.76	16.83	42,469	711,904	20.00%	20.06%	1.71%
	2018		0.60%	0.65%	13.97	14.02	37,117	518,492	-6.42%	-6.37%	1.54%
	2017		0.60%	0.65%	14.92	14.97	37,258	556,175	19.14%	19.20%	1.11%
	2016		0.60%	0.65%	12.53	12.56	44,349	555,860	4.05%	4.11%	2.23%
	2015		0.60%	1.70%	11.47	12.07	26,192	314,361	-2.36%	-1.28%	1.25%
American Funds Global Balanced Fund - Class 1A
	2019		0.50%	1.85%	13.01	13.25	171,664	2,270,504	19.22%	19.93%	1.29%
	2018		0.50%	1.10%	11.04	11.04	177,417	1,958,576	-6.50%	-6.50%	2.45%
	2017	7/25/17	0.50%	0.50%	11.81	11.81	20,221	238,878	5.60%	5.60%	2.40%
American Funds Global Bond Fund - Class 1
	2019		0.60%	2.15%	10.08	11.52	270,386	3,042,027	5.78%	7.43%	1.83%
	2018		0.60%	2.15%	9.53	10.72	269,938	2,831,460	-3.24%	-1.73%	2.36%
	2017		0.60%	2.15%	9.85	10.91	263,558	2,829,781	4.84%	6.47%	0.58%
	2016		0.60%	2.15%	9.39	10.25	219,952	2,222,585	0.73%	2.31%	0.82%
	2015		0.60%	2.15%	9.32	10.02	180,752	1,783,495	-5.79%	-4.32%	0.09%
American Funds Global Bond Fund - Class 1A
	2019		0.50%	0.90%	11.15	11.21	39,652	444,358	7.00%	7.22%	1.63%
	2018		0.50%	0.70%	10.46	10.46	37,325	390,245	-1.79%	-1.79%	2.85%
	2017	6/27/17	0.50%	0.50%	10.65	10.65	6,006	63,963	1.31%	1.31%	0.96%
American Funds Global Growth and Income Fund - Class 1
	2019		0.60%	1.90%	19.20	21.48	75,278	1,571,104	28.92%	30.60%	2.17%
	2018		0.60%	1.90%	14.89	16.44	81,409	1,303,938	-11.06%	-9.90%	1.90%
	2017		0.60%	1.90%	16.74	18.25	79,422	1,415,352	24.03%	25.65%	2.18%
	2016		0.60%	1.90%	13.50	14.53	102,601	1,471,459	5.59%	6.97%	2.57%
	2015		0.60%	1.90%	12.79	13.58	61,907	828,333	-3.00%	-1.73%	2.46%
American Funds Global Growth and Income Fund - Class 1A
	2019		0.40%	0.70%	14.45	14.53	130,018	1,889,440	30.13%	30.39%	2.30%
	2018		0.50%	0.70%	11.15	11.15	82,192	916,018	-10.07%	-10.07%	2.37%
	2017	7/28/17	0.50%	0.50%	12.39	12.39	9,631	119,368	6.84%	6.84%	2.20%
American Funds Global Growth Fund - Class 1
	2019		0.40%	1.95%	17.51	35.64	95,290	2,477,551	32.99%	35.07%	1.39%
	2018		0.40%	1.95%	13.02	26.44	98,245	1,947,426	-10.58%	-9.18%	0.92%
	2017		0.40%	1.95%	14.39	29.17	100,452	2,230,705	29.37%	31.28%	0.87%
	2016		0.40%	1.90%	11.00	22.26	120,828	2,168,663	-1.03%	0.47%	1.14%
	2015		0.40%	1.90%	11.00	22.20	103,598	1,966,526	5.22%	6.81%	1.54%
American Funds Global Growth Fund - Class 1A
	2019		0.35%	2.05%	15.03	15.72	420,030	6,560,863	32.74%	34.74%	1.22%
	2018		0.35%	1.85%	11.63	11.67	393,739	4,575,458	-9.48%	-9.34%	0.88%
	2017	2/24/17	0.35%	1.75%	12.69	12.87	134,709	1,729,281	0.00%	23.46%	1.69%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth Fund - Class 2
	2019		0.60%	3.45%	$14.13	$36.89	9,402,590	$296,684,633	30.69%	34.47%	1.08%
	2018		0.60%	3.45%	10.81	27.63	10,747,038	254,965,014	-12.13%	-9.63%	0.65%
	2017		0.65%	3.45%	17.26	30.77	11,616,271	308,500,828	27.40%	30.62%	0.64%
	2016		0.65%	3.15%	13.55	23.71	13,247,007	273,063,601	-2.50%	-0.03%	0.83%
	2015		0.65%	3.15%	13.90	23.87	14,297,446	299,327,181	3.62%	6.24%	1.01%
American Funds Global Growth Fund - Class 4
	2019		0.10%	1.65%	11.42	17.50	4,428,445	67,752,680	32.67%	34.74%	1.00%
	2018		0.10%	1.65%	10.03	13.01	3,751,451	44,520,431	-10.72%	-9.33%	0.56%
	2017		0.10%	1.65%	13.69	14.38	2,754,870	37,676,270	28.97%	30.72%	0.73%
	2016		0.30%	1.65%	10.62	11.00	1,566,169	16,824,684	-1.27%	0.07%	0.69%
	2015		0.30%	1.65%	10.75	11.00	1,199,771	12,998,542	4.94%	6.37%	1.81%
American Funds Global Small Capitalization Fund - Class 1
	2019		0.40%	1.90%	14.96	30.16	63,858	1,426,291	29.36%	31.32%	0.39%
	2018		0.40%	1.90%	11.44	23.01	71,760	1,246,968	-11.99%	-10.66%	0.33%
	2017		0.40%	1.90%	12.85	25.81	74,101	1,447,426	23.84%	25.71%	0.67%
	2016		0.40%	1.90%	10.26	20.57	72,209	1,145,718	0.42%	1.94%	0.61%
	2015		0.40%	1.90%	10.18	20.22	43,539	713,056	-1.39%	0.10%	0.00%
American Funds Global Small Capitalization Fund - Class 1A
	2019		0.35%	0.75%	14.17	14.35	39,157	560,250	30.58%	31.10%	0.23%
	2018		0.35%	0.75%	10.91	10.94	31,343	342,208	-11.00%	-10.87%	0.20%
	2017	2/24/17	0.35%	0.50%	12.26	12.28	14,797	181,646	9.37%	17.98%	0.59%
American Funds Global Small Capitalization Fund - Class 2
	2019		0.60%	3.15%	14.76	47.10	14,687,683	370,661,349	27.44%	30.73%	0.15%
	2018		0.60%	3.15%	11.58	36.48	16,962,993	329,926,725	-13.32%	-11.08%	0.08%
	2017		0.60%	3.15%	13.36	41.54	18,496,006	407,453,214	21.99%	25.14%	0.43%
	2016		0.60%	3.15%	10.95	33.61	21,300,578	378,822,041	-1.07%	1.49%	0.22%
	2015		0.60%	3.15%	11.07	33.54	22,851,469	407,238,808	-2.84%	-0.38%	0.00%
American Funds Global Small Capitalization Fund - Class 4
	2019		0.10%	1.65%	10.88	14.96	1,468,651	19,936,374	29.10%	31.11%	0.01%
	2018		0.10%	1.65%	9.90	11.43	1,183,675	12,535,795	-12.27%	-10.89%	0.02%
	2017		0.10%	1.65%	12.24	12.86	819,439	10,114,015	23.57%	25.25%	0.41%
	2016		0.30%	1.65%	9.91	10.26	505,637	5,070,326	0.18%	1.54%	0.10%
	2015		0.30%	1.65%	9.89	9.98	449,566	4,478,298	-1.66%	-1.11%	0.00%
American Funds Growth Fund - Class 1
	2019		0.40%	2.15%	20.52	44.72	271,461	9,338,393	28.32%	30.59%	0.89%
	2018		0.40%	2.15%	15.78	34.31	349,324	9,570,818	-2.14%	-0.41%	0.67%
	2017		0.40%	2.15%	15.91	34.52	385,667	10,602,163	25.89%	28.11%	0.77%
	2016		0.40%	2.15%	12.47	27.00	385,511	8,098,393	7.43%	9.32%	1.04%
	2015		0.40%	2.15%	11.53	24.75	295,072	5,907,860	4.84%	6.69%	0.88%
American Funds Growth Fund - Class 1A
	2019		0.35%	1.85%	15.49	16.20	1,107,759	17,858,910	28.39%	30.33%	0.88%
	2018		0.35%	1.85%	12.07	12.43	791,356	9,802,175	-2.08%	-0.60%	0.77%
	2017	2/24/17	0.35%	1.85%	12.32	12.51	224,696	2,802,955	-0.44%	19.14%	1.04%
American Funds Growth Fund - Class 2
	2019		0.60%	3.45%	15.33	49.67	38,306,738	1,416,333,512	26.35%	29.99%	0.73%
	2018		0.60%	3.45%	12.14	38.69	44,109,360	1,267,496,698	-3.63%	-0.84%	0.42%
	2017		0.60%	3.45%	19.59	39.51	51,003,242	1,493,960,160	24.26%	27.51%	0.49%
	2016		0.60%	3.20%	15.70	31.38	59,105,003	1,372,744,558	6.04%	8.83%	0.70%
	2015		0.60%	3.20%	14.74	29.19	66,210,229	1,430,702,928	3.49%	6.22%	0.58%
American Funds Growth Fund - Class 4
	2019		0.10%	1.65%	11.73	20.53	10,917,149	185,182,775	28.31%	30.31%	0.60%
	2018		0.10%	1.65%	10.95	15.78	8,748,859	124,321,986	-2.13%	-0.60%	0.27%
	2017		0.10%	1.65%	15.15	15.91	6,957,967	105,324,817	25.89%	27.60%	0.51%
	2016		0.30%	1.65%	12.03	12.47	4,279,096	52,085,976	7.43%	8.89%	0.62%
	2015		0.30%	1.65%	11.20	11.45	2,619,327	29,556,538	4.84%	6.26%	1.19%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth-Income Fund - Class 1
	2019		0.40%	1.90%	$18.29	$38.84	185,596	$6,371,454	24.08%	25.95%	1.80%
	2018		0.40%	1.90%	14.52	30.90	215,892	5,971,590	-3.40%	-1.94%	1.59%
	2017		0.40%	1.90%	14.81	31.58	235,978	6,646,314	20.38%	22.20%	1.68%
	2016		0.40%	1.90%	12.12	25.89	192,831	4,355,827	9.70%	11.36%	1.80%
	2015		0.40%	1.90%	10.88	23.30	144,584	2,966,116	-0.20%	1.31%	1.56%
American Funds Growth-Income Fund - Class 1A
	2019		0.35%	1.85%	14.05	14.69	744,729	10,886,758	23.83%	25.70%	1.89%
	2018		0.35%	1.85%	11.60	11.69	577,164	6,721,333	-2.52%	-2.13%	1.99%
	2017	2/24/17	0.35%	1.75%	11.78	11.94	181,077	2,157,415	-0.18%	15.03%	3.36%
American Funds Growth-Income Fund - Class 2
	2019		0.60%	3.45%	13.99	39.46	60,288,517	1,826,193,558	21.86%	25.38%	1.63%
	2018		0.60%	3.45%	11.48	31.87	68,099,973	1,659,852,936	-5.12%	-2.37%	1.36%
	2017		0.60%	3.45%	18.01	33.05	77,508,047	1,952,345,244	18.53%	21.65%	1.36%
	2016		0.60%	3.20%	15.13	27.51	88,817,914	1,856,720,868	8.01%	10.86%	1.33%
	2015		0.60%	3.20%	13.95	25.13	97,917,131	1,864,034,886	-1.74%	0.85%	1.27%
American Funds Growth-Income Fund - Class 4
	2019		0.10%	1.65%	11.42	17.88	9,227,140	138,659,193	23.79%	25.73%	1.62%
	2018		0.10%	1.65%	10.79	14.25	7,216,043	92,548,686	-3.66%	-2.15%	1.37%
	2017		0.10%	1.65%	13.89	14.59	5,017,789	69,160,604	20.08%	21.71%	1.56%
	2016		0.30%	1.65%	11.57	11.99	2,971,117	34,742,603	9.44%	10.92%	1.38%
	2015		0.30%	1.65%	10.57	10.81	1,933,530	20,582,982	-0.45%	0.91%	2.25%
American Funds High-Income Bond Fund - Class 1
	2019		0.60%	1.90%	13.08	14.63	125,829	1,811,097	10.72%	12.17%	6.52%
	2018		0.60%	1.90%	11.81	13.04	129,505	1,664,145	-3.99%	-2.73%	6.20%
	2017		0.60%	1.90%	12.30	13.41	130,925	1,732,060	5.23%	6.61%	6.92%
	2016		0.60%	1.90%	11.69	12.58	105,363	1,306,921	15.61%	17.13%	6.43%
	2015		0.60%	1.90%	10.11	10.74	84,527	894,088	-8.70%	-7.50%	6.45%
American Funds High-Income Bond Fund - Class 1A
	2019		0.40%	1.85%	11.03	11.52	63,140	714,767	10.55%	12.16%	6.57%
	2018		0.40%	1.85%	10.21	10.25	62,422	633,995	-3.04%	-2.84%	6.27%
	2017	2/10/17	0.50%	1.75%	10.42	10.55	36,971	387,351	0.13%	4.49%	8.90%
American Funds International Fund - Class 1
	2019		0.40%	2.25%	12.18	22.13	338,987	6,135,817	20.47%	22.72%	1.66%
	2018		0.40%	2.25%	10.11	18.07	355,404	5,435,637	-14.88%	-13.29%	1.94%
	2017		0.40%	2.25%	12.30	20.88	359,096	6,189,789	29.97%	31.93%	1.59%
	2016		0.40%	1.90%	9.36	15.86	275,577	3,500,191	2.03%	3.37%	1.63%
	2015		0.40%	1.70%	9.09	15.37	250,441	3,084,558	-5.87%	-4.64%	2.18%
American Funds International Fund - Class 1A
	2019		0.35%	2.05%	13.08	13.68	515,537	7,027,247	20.64%	22.47%	1.63%
	2018		0.35%	1.85%	10.84	11.17	441,720	4,925,460	-14.70%	-13.41%	2.49%
	2017	2/21/17	0.35%	1.85%	12.71	12.90	126,000	1,624,060	1.94%	23.39%	2.38%
American Funds International Fund - Class 2
	2019		0.65%	3.30%	11.47	33.06	28,646,295	605,722,874	18.89%	22.09%	1.41%
	2018		0.65%	3.30%	10.37	27.35	32,477,750	567,543,328	-15.95%	-13.70%	1.67%
	2017		0.65%	3.30%	12.71	32.08	34,577,849	706,147,538	28.05%	31.29%	1.22%
	2016		0.65%	3.15%	9.93	24.73	40,061,459	629,030,458	0.32%	2.86%	1.24%
	2015		0.65%	3.15%	9.89	24.33	43,059,631	664,730,962	-7.49%	-5.14%	1.49%
American Funds International Fund - Class 4
	2019		0.10%	1.65%	10.01	13.79	4,110,408	49,361,239	20.66%	22.55%	1.33%
	2018		0.10%	1.65%	9.60	11.26	3,732,578	37,598,225	-14.83%	-13.49%	1.67%
	2017		0.10%	1.65%	11.71	12.30	2,685,612	31,981,989	29.74%	31.50%	1.61%
	2016		0.30%	1.65%	9.03	9.35	1,691,788	15,447,183	1.53%	2.91%	1.33%
	2015		0.30%	1.65%	8.89	9.09	1,206,889	10,804,545	-6.31%	-5.04%	2.06%
American Funds International Growth and Income Fund - Class 1
	2019		0.60%	2.25%	11.10	14.98	123,565	1,798,773	20.32%	22.32%	2.65%
	2018		0.60%	2.25%	9.23	12.25	138,762	1,657,631	-12.98%	-11.53%	2.40%
	2017		0.60%	2.25%	12.49	13.85	128,565	1,740,107	22.64%	24.56%	2.41%
	2016		0.60%	2.15%	10.19	11.12	129,412	1,418,750	-0.45%	1.10%	2.55%
	2015		0.60%	2.15%	10.23	10.99	138,132	1,501,645	-7.35%	-5.91%	2.33%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds International Growth and Income Fund - Class 1A
	2019		0.50%	1.85%	$12.72	$13.24	43,432	$573,714	20.51%	22.15%	2.62%
	2018		0.50%	1.85%	10.80	10.84	39,651	429,049	-11.86%	-11.68%	2.00%
	2017	3/30/17	0.50%	0.70%	12.25	12.28	54,088	663,781	2.35%	15.58%	7.59%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2019		0.50%	1.85%	13.08	16.87	157,224	2,173,822	16.08%	17.66%	0.27%
	2018		0.50%	1.85%	11.12	14.36	132,388	1,595,848	-6.38%	-5.11%	1.69%
	2017		0.50%	1.85%	15.16	15.20	65,270	883,305	14.32%	14.37%	0.27%
	2016		0.60%	1.70%	12.70	13.26	91,744	1,208,325	5.76%	6.87%	1.52%
	2015		0.65%	1.70%	12.41	12.41	71,784	889,748	-1.48%	-1.48%	1.89%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2019		1.30%	2.90%	11.90	15.82	9,379,628	146,541,365	14.61%	16.46%	2.33%
	2018		1.30%	2.90%	12.35	13.59	8,892,264	119,374,797	-7.57%	-6.12%	1.36%
	2017		1.30%	2.85%	13.37	14.47	7,435,798	106,572,503	11.58%	13.32%	0.76%
	2016		1.30%	2.85%	12.00	12.77	5,432,934	68,793,798	4.31%	5.89%	1.22%
	2015		1.30%	2.80%	11.60	12.06	2,593,237	31,081,934	-3.56%	-2.35%	1.73%
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1
	2019		0.50%	1.90%	12.78	14.87	49,224	664,350	12.05%	13.57%	2.01%
	2018		0.50%	1.85%	12.32	13.11	29,489	368,514	-8.55%	-7.54%	5.91%
	2017		0.60%	1.70%	13.47	14.18	6,120	84,409	13.54%	14.79%	1.28%
	2016		0.60%	1.70%	11.87	12.35	12,154	147,587	11.86%	13.09%	1.74%
	2015		0.60%	1.70%	10.61	10.92	6,877	73,829	-8.64%	-7.63%	0.56%
American Funds Managed Risk Growth Fund - Class P1
	2019		0.50%	1.85%	15.52	17.54	120,112	1,894,399	19.77%	21.40%	1.41%
	2018		0.50%	1.85%	14.22	14.46	33,775	455,797	-0.93%	-0.63%	0.23%
	2017		0.60%	0.90%	14.35	14.55	7,301	105,305	25.10%	25.47%	0.59%
	2016		0.60%	0.90%	11.60	11.60	10,212	117,497	2.27%	2.27%	0.49%
	2015		0.60%	0.60%	11.34	11.34	1,886	21,404	0.45%	0.45%	0.00%
American Funds Managed Risk Growth-Income Fund - Class P1
	2019		0.50%	1.70%	14.46	15.39	26,914	390,065	17.13%	18.54%	0.76%
	2018		0.50%	1.70%	13.14	13.14	3,577	44,756	-3.32%	-3.32%	1.77%
	2017		0.65%	1.70%	13.59	14.27	1,895	26,139	18.61%	19.86%	1.03%
	2016		0.65%	1.70%	11.46	11.91	2,079	24,076	4.70%	5.81%	1.34%
	2015		0.65%	1.70%	10.95	11.25	2,157	23,786	-4.90%	-3.90%	0.32%
American Funds Managed Risk International Fund - Class P1
	2019		0.50%	1.85%	11.23	13.31	44,650	553,978	15.75%	17.32%	1.75%
	2018		0.50%	1.85%	10.42	10.42	26,349	269,048	-10.65%	-10.65%	3.80%
	2017		0.60%	0.60%	11.66	11.66	1,359	15,845	28.52%	28.52%	0.36%
	2016		0.60%	0.90%	9.07	9.07	4,732	42,593	-3.17%	-3.17%	1.03%
	2015		0.60%	0.65%	9.37	9.37	5,906	55,274	-6.68%	-6.68%	0.01%
American Funds Mortgage Fund - Class 1
	2019		0.40%	1.70%	10.79	11.81	48,507	538,369	3.52%	4.88%	2.54%
	2018		0.40%	1.90%	10.26	11.29	52,514	561,280	-1.30%	0.18%	2.32%
	2017		0.40%	1.90%	10.40	11.33	38,322	417,491	-0.43%	1.07%	1.72%
	2016		0.40%	1.90%	10.44	11.20	34,430	373,841	0.57%	2.09%	2.10%
	2015		0.40%	1.90%	10.38	11.00	23,448	250,122	0.16%	1.68%	1.55%
American Funds Mortgage Fund - Class 1A
	2019		0.35%	0.75%	10.45	10.57	45,715	482,435	4.30%	4.72%	2.04%
	2018		0.35%	0.75%	10.03	10.03	72,321	728,861	-0.34%	-0.34%	3.05%
	2017	2/10/17	0.70%	0.70%	10.06	10.06	9,313	93,723	0.12%	0.12%	1.52%
American Funds Mortgage Fund - Class 4
	2019		0.10%	1.65%	10.21	10.56	451,045	4,702,349	3.09%	4.70%	2.26%
	2018		0.10%	1.65%	9.91	10.16	528,328	5,319,919	-1.57%	-1.03%	1.96%
	2017		1.10%	1.65%	10.06	10.27	497,409	5,067,464	-0.68%	-0.13%	1.29%
	2016		0.30%	1.65%	10.13	10.50	450,667	4,621,446	0.34%	1.70%	1.19%
	2015		0.30%	1.65%	10.10	10.19	471,125	4,794,465	-0.04%	0.51%	3.90%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds New World Fund® - Class 1
	2019		0.40%	2.15%	$12.87	$14.72	296,755	$4,187,579	26.72%	28.95%	1.14%
	2018		0.40%	2.15%	10.12	11.44	354,530	3,894,860	-15.66%	-14.17%	1.13%
	2017		0.40%	2.15%	11.84	13.35	324,197	4,162,323	26.98%	29.22%	1.17%
	2016		0.40%	2.15%	9.20	10.35	297,012	2,941,699	3.35%	5.17%	1.07%
	2015		0.40%	2.15%	8.79	9.86	217,610	2,068,339	-5.02%	-3.34%	0.87%
American Funds New World Fund® - Class 1A
	2019		0.35%	0.75%	13.76	13.92	260,941	3,624,935	28.15%	28.66%	1.14%
	2018		0.35%	0.75%	10.73	10.82	158,747	1,716,447	-14.67%	-14.33%	1.24%
	2017	2/10/17	0.35%	0.75%	12.58	12.63	51,429	649,430	0.43%	21.86%	2.28%
American Funds New World Fund® - Class 4
	2019		0.10%	1.65%	10.67	13.88	3,084,884	37,548,744	26.71%	28.69%	0.81%
	2018		0.10%	1.65%	9.51	10.79	2,659,100	25,784,149	-15.65%	-14.33%	0.73%
	2017		0.10%	1.65%	11.28	11.85	2,096,083	24,088,587	26.95%	28.67%	0.89%
	2016		0.30%	1.65%	8.88	9.21	1,618,886	14,556,375	3.32%	4.73%	0.66%
	2015		0.30%	1.65%	8.60	8.79	1,131,422	9,799,068	-4.96%	-3.66%	0.68%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1
	2019		0.60%	1.70%	10.72	11.78	14,558	167,785	3.91%	5.06%	1.87%
	2018		0.60%	1.90%	10.16	11.21	15,360	168,731	-1.00%	0.31%	1.99%
	2017		0.60%	1.90%	10.26	11.18	17,147	188,333	-0.08%	1.22%	1.41%
	2016		0.60%	1.90%	10.27	11.04	22,590	246,784	-0.47%	0.83%	1.69%
	2015		0.60%	1.90%	10.32	10.95	11,804	127,303	0.01%	1.32%	1.29%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
	2019		0.50%	1.85%	10.22	10.64	233,398	2,463,841	3.48%	4.89%	2.44%
	2018		0.50%	1.85%	10.10	10.14	148,594	1,500,422	-0.01%	0.20%	2.77%
	2017	5/30/17	0.50%	1.75%	10.00	10.12	29,181	292,918	-0.64%	-0.06%	1.23%
BlackRock Global Allocation V.I. Fund - Class I
	2019		0.35%	1.90%	12.34	19.28	289,199	4,111,675	15.77%	17.58%	1.29%
	2018		0.35%	1.90%	10.51	16.45	287,005	3,497,197	-9.08%	-7.66%	0.78%
	2017		0.35%	1.90%	11.70	17.95	327,723	4,965,721	11.72%	13.40%	1.43%
	2016		0.40%	1.90%	10.32	15.86	264,557	3,731,880	2.15%	3.70%	1.34%
	2015		0.40%	1.90%	9.95	15.33	211,287	2,832,358	-2.58%	-1.11%	1.40%
BlackRock Global Allocation V.I. Fund - Class III
	2019		0.10%	3.50%	10.66	18.92	60,577,052	1,006,367,860	13.76%	17.64%	1.24%
	2018		0.10%	3.45%	9.40	16.08	66,760,581	960,556,537	-10.71%	-7.67%	0.83%
	2017		0.10%	3.45%	10.56	17.52	72,296,105	1,146,566,986	10.13%	13.37%	1.26%
	2016		0.30%	3.20%	10.28	15.51	78,755,721	1,118,809,230	0.54%	3.49%	1.10%
	2015		0.30%	3.20%	9.93	15.03	86,148,478	1,199,215,935	-4.12%	-1.30%	1.03%
BlackRock iShares® Alternative Strategies V.I. Fund - Class I
	2017		0.35%	0.40%	11.25	11.25	1,340	14,954	12.29%	12.29%	3.32%
	2016	3/16/16	0.40%	0.40%	10.02	10.02	931	9,323	2.07%	2.07%	2.49%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		0.30%	1.65%	10.81	11.21	407,399	4,445,200	10.61%	12.11%	2.80%
	2016		0.30%	1.65%	9.77	10.00	338,852	3,328,776	4.48%	5.90%	4.59%
	2015	5/26/15	0.30%	1.65%	9.35	9.44	54,935	515,429	-5.32%	-3.32%	6.31%
ClearBridge Variable Aggressive Growth Portfolio - Class I
	2019		0.35%	0.40%	13.18	14.58	24,385	344,891	24.57%	24.63%	1.00%
	2018		0.35%	0.40%	10.57	11.70	24,481	277,866	-8.71%	-8.66%	0.62%
	2017		0.35%	0.40%	12.82	12.82	24,945	309,595	15.83%	15.83%	0.58%
	2016		0.40%	0.40%	11.07	11.07	17,917	198,293	0.80%	0.80%	0.61%
	2015		0.40%	0.40%	10.98	10.98	17,166	188,486	-2.13%	-2.13%	0.33%
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2019		0.10%	1.65%	10.86	14.45	1,693,977	23,133,641	22.70%	24.62%	0.76%
	2018		0.10%	1.65%	10.91	11.62	1,795,427	19,994,300	-10.06%	-8.66%	0.38%
	2017		0.10%	1.65%	12.14	12.75	1,803,465	22,255,867	14.09%	15.64%	0.27%
	2016		0.30%	1.65%	10.64	11.02	1,769,468	19,053,014	-0.72%	0.63%	0.40%
	2015		0.30%	1.65%	10.71	10.95	1,645,147	17,765,237	-3.54%	-2.23%	0.11%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ClearBridge Variable Large Cap Growth Portfolio - Class I
	2019		0.35%	2.05%	$14.38	$14.96	151,829	$2,257,432	29.73%	31.70%	0.38%
	2018		0.35%	1.85%	11.29	11.33	136,890	1,549,364	-0.68%	-0.48%	0.52%
	2017	7/6/17	0.50%	0.70%	11.37	11.39	29,520	336,085	3.70%	13.04%	0.32%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2019		0.10%	3.25%	11.98	14.97	10,282,081	147,206,219	27.68%	31.71%	0.15%
	2018		0.10%	3.20%	10.86	11.36	5,454,006	60,226,500	-3.08%	-0.33%	0.20%
	2017	5/25/17	0.10%	2.90%	11.20	11.40	1,230,082	13,890,453	-0.61%	12.40%	0.30%
ClearBridge Variable Mid Cap Portfolio - Class I
	2019		0.35%	0.70%	13.88	15.30	64,015	921,235	32.02%	32.48%	0.75%
	2018		0.35%	0.70%	10.49	11.56	44,526	489,592	-13.09%	-12.82%	0.54%
	2017		0.35%	0.65%	13.15	13.27	41,864	533,192	12.07%	12.35%	0.50%
	2016		0.40%	0.65%	11.73	11.81	26,700	313,621	8.63%	8.90%	1.03%
	2015		0.40%	0.65%	10.84	10.84	16,347	176,720	1.89%	1.89%	0.07%
ClearBridge Variable Mid Cap Portfolio - Class II
	2019		0.10%	3.05%	12.99	15.17	3,428,885	48,796,806	28.65%	32.52%	0.40%
	2018		0.10%	3.05%	10.10	11.47	2,947,774	32,132,683	-15.42%	-12.89%	0.19%
	2017		0.10%	3.05%	12.11	13.19	2,463,944	31,264,072	9.61%	12.21%	0.22%
	2016		0.30%	2.80%	11.01	11.76	1,886,352	21,578,620	6.09%	8.78%	0.37%
	2015		0.30%	2.80%	10.37	10.81	1,626,343	17,287,110	-0.85%	1.68%	0.05%
Columbia VP Commodity Strategy Fund - Class 1
	2019		0.35%	0.75%	9.64	9.76	23,676	230,870	7.00%	7.42%	1.20%
	2018		0.35%	0.75%	9.09	9.09	21,625	196,336	-14.07%	-14.07%	0.13%
	2017	2/16/17	0.35%	0.35%	10.57	10.57	15,610	165,052	4.15%	4.15%	1.62%
Columbia VP Commodity Strategy Fund - Class 2
	2019		0.10%	1.65%	9.30	9.82	78,244	742,820	6.02%	7.67%	0.95%
	2018		0.10%	1.65%	8.80	9.07	81,083	722,024	-15.45%	-14.25%	0.00%
	2017	2/6/17	0.10%	1.50%	10.41	10.58	46,856	490,574	0.10%	6.64%	4.03%
Columbia VP Emerging Markets Bond Fund - Class 1
	2019		0.35%	0.40%	11.20	11.22	32,888	369,068	11.91%	11.96%	5.06%
	2018		0.35%	0.40%	10.02	10.02	30,793	308,643	-7.37%	-7.37%	5.16%
	2017	4/6/17	0.35%	0.35%	10.82	10.82	23,667	256,096	0.54%	0.54%	3.34%
Columbia VP Emerging Markets Bond Fund - Class 2
	2019		0.10%	1.65%	10.68	11.22	267,664	2,909,625	10.25%	11.97%	4.83%
	2018		0.10%	1.65%	9.69	10.02	186,573	1,827,866	-8.90%	-7.47%	4.31%
	2017	1/12/17	0.10%	1.65%	10.64	10.83	108,726	1,163,501	0.58%	8.87%	4.81%
Columbia VP Strategic Income Fund - Class 1
	2019		0.35%	0.75%	11.39	11.54	100,811	1,161,872	9.55%	9.99%	4.40%
	2018	4/9/18	0.35%	0.75%	10.40	10.49	73,772	772,987	-1.20%	-0.64%	3.02%
Columbia VP Strategic Income Fund - Class 2
	2019		0.10%	1.65%	10.85	11.56	1,014,407	11,370,029	8.41%	10.11%	3.81%
	2018		0.10%	1.65%	10.16	10.50	420,973	4,324,540	-2.27%	-0.74%	3.23%
	2017	1/11/17	0.10%	1.65%	10.39	10.58	280,373	2,922,021	1.59%	4.10%	3.12%
Delaware VIP® Diversified Income Series - Service Class
	2019		0.10%	3.45%	9.53	18.06	125,698,979	2,017,168,236	6.35%	9.97%	2.62%
	2018		0.10%	3.50%	8.94	16.62	126,029,978	1,874,432,584	-5.60%	-2.38%	2.99%
	2017		0.10%	3.45%	9.96	17.23	130,151,769	2,015,655,856	1.59%	4.58%	2.40%
	2016		0.30%	3.20%	9.80	16.64	117,428,902	1,764,684,263	0.03%	2.97%	2.85%
	2015		0.30%	3.20%	9.80	16.32	114,243,405	1,691,750,437	-4.45%	-1.64%	2.78%
Delaware VIP® Diversified Income Series - Standard Class
	2019		0.35%	2.15%	10.84	16.67	1,105,630	14,407,947	8.09%	10.05%	2.79%
	2018		0.35%	2.15%	9.89	15.18	925,099	11,348,746	-4.21%	-2.47%	2.59%
	2017		0.35%	2.15%	10.63	15.61	524,734	6,538,451	2.98%	4.80%	2.47%
	2016		0.40%	2.15%	10.19	14.92	354,250	4,519,408	1.32%	3.11%	2.67%
	2015		0.40%	2.15%	9.98	14.50	249,569	3,257,476	-3.19%	-1.48%	3.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Emerging Markets Series - Service Class
	2019		0.10%	3.20%	$10.07	$56.67	14,065,283	$309,720,808	18.40%	22.13%	0.40%
	2018		0.10%	3.20%	8.50	47.22	15,437,755	283,921,470	-18.67%	-16.11%	3.13%
	2017		0.10%	3.20%	10.46	57.28	15,125,947	340,675,270	35.82%	39.81%	0.39%
	2016		0.30%	3.20%	7.70	41.61	16,679,830	275,922,577	10.10%	13.00%	0.78%
	2015		0.60%	3.20%	6.99	37.29	18,736,964	277,740,382	-17.46%	-15.29%	0.59%
Delaware VIP® Emerging Markets Series - Standard Class
	2019		0.35%	0.80%	12.30	14.26	52,106	686,362	21.65%	22.20%	0.68%
	2018		0.35%	0.80%	10.11	11.67	55,184	594,189	-16.48%	-16.10%	3.46%
	2017		0.35%	0.80%	12.11	12.29	41,673	522,700	39.43%	39.99%	0.55%
	2016	1/5/16	0.40%	0.80%	8.68	8.78	27,744	243,307	0.43%	16.93%	0.10%
Delaware VIP® High Yield Series - Service Class
	2019		0.65%	3.15%	12.24	29.79	4,601,707	105,163,601	12.52%	15.37%	6.52%
	2018		0.65%	3.15%	10.88	26.01	5,042,988	101,238,021	-7.72%	-5.38%	6.08%
	2017		0.65%	3.15%	11.79	27.70	5,990,655	129,079,479	3.92%	6.56%	5.79%
	2016		0.65%	3.15%	11.34	26.19	6,863,398	140,179,193	9.41%	12.18%	6.42%
	2015		0.65%	3.15%	10.37	23.52	7,724,858	141,996,806	-9.76%	-7.48%	6.65%
Delaware VIP® High Yield Series - Standard Class
	2019		1.40%	2.35%	22.52	30.85	97,844	2,248,162	13.73%	14.81%	6.80%
	2018		1.40%	2.35%	19.62	26.99	111,578	2,230,839	-6.69%	-5.80%	6.29%
	2017		1.40%	2.35%	20.83	28.78	136,190	2,886,230	4.99%	5.99%	4.76%
	2016		1.40%	2.35%	19.65	27.28	268,686	5,329,426	10.53%	11.59%	6.80%
	2015		1.40%	2.35%	17.61	24.56	188,579	3,371,137	-8.77%	-7.90%	6.42%
Delaware VIP® International Value Equity Series - Standard Class
	2019		1.40%	1.65%	21.11	22.43	3,627	76,663	17.35%	17.65%	2.19%
	2018		1.40%	1.65%	17.95	19.11	3,820	68,628	-18.98%	-18.79%	2.68%
	2017		1.40%	1.65%	22.10	23.59	5,355	118,444	20.50%	20.81%	1.56%
	2016		1.40%	1.65%	18.29	19.57	6,600	120,819	2.45%	2.74%	1.70%
	2015		1.40%	1.65%	17.80	19.11	8,520	151,785	-1.16%	-0.91%	1.87%
Delaware VIP® Limited-Term Diversified Income Series - Service Class
	2019		0.20%	3.30%	8.57	13.01	100,715,772	1,158,773,216	1.40%	4.59%	2.42%
	2018		0.20%	3.30%	8.44	12.49	104,947,521	1,167,280,295	-3.20%	-0.15%	2.42%
	2017		0.20%	3.30%	8.71	12.56	112,070,194	1,262,196,657	-1.29%	1.31%	1.80%
	2016		0.60%	3.20%	8.83	12.39	113,723,592	1,274,183,683	-1.47%	1.12%	1.30%
	2015		0.60%	3.20%	8.96	12.26	118,427,400	1,323,115,458	-2.54%	0.04%	1.45%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2019		0.50%	2.15%	9.67	12.41	251,130	2,740,252	2.97%	4.68%	2.71%
	2018		0.50%	2.15%	9.39	11.87	196,006	2,049,513	-1.88%	-0.25%	2.73%
	2017		0.40%	2.15%	9.57	11.91	135,319	1,446,066	0.00%	1.56%	2.05%
	2016		0.60%	2.15%	9.57	11.73	103,856	1,115,783	-0.08%	1.48%	1.52%
	2015		0.60%	2.15%	9.58	11.56	106,508	1,136,777	-1.36%	0.19%	1.70%
Delaware VIP® REIT Series - Service Class
	2019		0.10%	3.20%	10.60	44.01	5,875,954	147,878,160	22.52%	26.37%	1.87%
	2018		0.10%	3.20%	8.73	35.28	6,015,844	126,148,179	-10.43%	-7.61%	1.87%
	2017		0.10%	3.20%	12.08	38.68	6,667,910	155,232,449	-1.92%	0.96%	1.35%
	2016		0.30%	3.20%	12.14	38.74	7,211,037	171,756,550	2.29%	5.30%	0.93%
	2015		0.30%	3.20%	11.53	37.20	6,981,859	163,379,321	0.26%	3.21%	1.00%
Delaware VIP® REIT Series - Standard Class
	2019		0.35%	2.35%	10.94	54.08	174,141	3,831,186	23.86%	26.37%	2.07%
	2018		0.35%	2.35%	8.69	43.25	139,931	3,008,503	-9.38%	-7.54%	2.09%
	2017		0.35%	2.35%	12.15	47.27	99,492	3,127,670	-0.82%	1.13%	1.60%
	2016		0.40%	2.35%	12.19	47.22	93,339	3,461,597	3.41%	5.45%	1.46%
	2015		0.40%	2.35%	11.56	45.23	98,252	3,944,404	1.34%	3.33%	1.22%
Delaware VIP® Small Cap Value Series - Service Class
	2019		0.10%	3.30%	11.38	53.69	14,512,780	439,559,144	23.57%	27.59%	0.75%
	2018		0.10%	3.30%	8.96	42.63	13,877,293	341,699,725	-19.64%	-17.03%	0.60%
	2017		0.10%	3.30%	13.89	52.05	12,995,334	399,897,769	8.24%	11.42%	0.63%
	2016		0.30%	3.20%	12.47	47.23	12,790,973	364,314,405	26.96%	30.69%	0.68%
	2015		0.30%	3.20%	9.54	36.54	13,594,728	301,130,775	-9.41%	-6.74%	0.47%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Small Cap Value Series - Standard Class
	2019		0.35%	3.00%	$12.56	$54.38	274,883	$8,139,766	24.35%	27.69%	1.06%
	2018		0.35%	3.00%	10.15	43.04	260,978	6,544,434	-19.02%	-17.01%	0.81%
	2017		0.35%	2.80%	13.77	52.40	162,616	7,202,342	9.45%	11.60%	0.86%
	2016		0.40%	2.35%	12.39	47.43	171,918	7,337,236	28.36%	30.88%	0.90%
	2015		0.40%	2.35%	9.57	36.60	179,747	6,367,026	-8.40%	-6.60%	0.73%
Delaware VIP® Smid Cap Core Series - Service Class
	2019		0.10%	3.20%	13.15	46.02	5,297,746	177,161,600	25.18%	29.12%	0.30%
	2018		0.10%	3.20%	10.60	36.27	5,815,367	154,997,052	-15.16%	-12.49%	0.00%
	2017		0.10%	3.20%	14.89	42.18	6,009,878	189,006,646	14.65%	18.03%	0.09%
	2016		0.30%	3.20%	12.80	36.29	6,538,038	176,907,561	4.67%	7.69%	0.00%
	2015		0.30%	3.15%	11.89	34.23	6,674,093	170,242,554	3.98%	6.99%	0.16%
Delaware VIP® Smid Cap Core Series - Standard Class
	2019		0.35%	2.50%	13.77	51.97	165,314	6,597,353	26.43%	29.18%	0.57%
	2018		0.35%	2.50%	10.66	40.66	178,235	5,996,203	-14.29%	-12.43%	0.17%
	2017		0.35%	2.50%	14.97	46.91	164,897	7,246,071	15.72%	18.17%	0.32%
	2016		0.40%	2.50%	12.71	40.10	191,484	7,381,828	5.62%	7.86%	0.22%
	2015		0.40%	2.50%	11.91	37.55	216,769	7,913,109	5.04%	7.11%	0.38%
Delaware VIP® U.S. Growth Series - Service Class
	2019		0.10%	3.30%	14.16	34.41	10,831,828	311,253,627	22.76%	26.75%	0.00%
	2018		0.10%	3.30%	11.74	27.48	12,173,185	278,937,112	-6.29%	-3.58%	0.00%
	2017		0.30%	3.15%	14.16	28.78	13,731,531	329,367,419	24.13%	27.72%	0.00%
	2016		0.30%	3.15%	11.09	22.76	16,337,364	309,410,670	-8.43%	-5.78%	0.38%
	2015		0.30%	3.20%	16.62	24.50	17,287,587	351,628,194	1.82%	4.40%	0.35%
Delaware VIP® U.S. Growth Series - Standard Class
	2019		0.35%	0.35%	15.14	15.14	9,711	146,999	26.81%	26.81%	0.00%
	2018	10/9/18	0.35%	0.35%	11.94	11.94	4,726	56,412	-10.13%	-10.13%	0.00%
Delaware VIP® Value Series - Service Class
	2019		0.10%	3.45%	12.79	37.17	12,345,942	336,344,731	15.54%	19.48%	1.48%
	2018		0.10%	3.45%	11.14	31.66	12,427,115	292,557,742	-6.06%	-3.10%	1.40%
	2017		0.10%	3.20%	13.76	33.25	12,651,706	315,482,010	9.96%	13.19%	1.49%
	2016		0.30%	3.20%	12.33	29.83	13,979,863	313,973,328	10.72%	13.98%	1.55%
	2015		0.30%	3.20%	10.82	26.58	13,027,705	262,215,467	-3.77%	-0.94%	1.51%
Delaware VIP® Value Series - Standard Class
	2019		0.35%	3.00%	12.24	38.79	327,719	7,545,400	16.43%	19.55%	1.76%
	2018		0.35%	3.00%	10.56	32.94	340,862	6,718,394	-5.42%	-3.07%	1.60%
	2017		0.35%	2.80%	13.84	34.50	301,625	6,859,946	11.16%	13.34%	1.66%
	2016		0.40%	2.35%	12.26	30.88	298,300	6,917,723	11.98%	14.19%	1.74%
	2015		0.40%	2.35%	10.85	27.44	287,275	6,159,729	-2.73%	-0.81%	1.75%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2019		0.35%	2.15%	10.22	15.07	131,573	1,605,304	12.25%	14.28%	3.77%
	2018		0.35%	2.15%	9.10	13.22	130,790	1,423,903	-11.07%	-9.46%	2.16%
	2017		0.35%	2.15%	10.23	14.64	100,462	1,263,779	5.13%	6.98%	2.27%
	2016		0.40%	2.15%	9.71	13.71	82,784	1,023,156	3.06%	4.88%	2.07%
	2015		0.40%	2.15%	9.45	13.10	78,294	920,543	-8.29%	-6.86%	2.87%
DWS Alternative Asset Allocation VIP Portfolio - Class B
	2019		0.10%	3.20%	9.05	14.56	3,531,090	46,189,814	10.75%	14.23%	3.59%
	2018		0.10%	3.20%	8.17	12.82	3,915,118	45,538,756	-12.23%	-9.44%	1.92%
	2017		0.10%	3.20%	9.31	14.23	4,202,999	54,822,983	3.67%	6.69%	2.05%
	2016		0.30%	3.20%	8.98	13.39	4,305,326	53,342,762	1.68%	4.68%	1.80%
	2015		0.30%	3.20%	8.83	12.84	4,501,518	53,959,007	-9.49%	-6.83%	2.71%
DWS Equity 500 Index VIP Portfolio - Class A
	2019		1.30%	2.65%	21.63	38.05	229,813	6,382,046	27.76%	29.49%	2.01%
	2018		1.30%	2.65%	16.79	29.38	231,343	4,987,545	-7.15%	-5.88%	1.68%
	2017		1.30%	2.65%	17.93	31.22	251,209	5,802,183	18.36%	19.97%	1.82%
	2016		1.30%	2.65%	15.02	26.02	314,478	5,985,795	8.70%	10.17%	1.93%
	2015		1.30%	2.65%	13.70	23.62	362,823	6,242,087	-1.51%	-0.18%	1.67%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
DWS Small Cap Index VIP Portfolio - Class A
	2019		1.30%	2.70%	$20.65	$41.78	78,447	$2,924,463	21.89%	23.61%	1.06%
	2018		1.30%	2.70%	16.90	33.99	88,315	2,668,032	-13.60%	-12.38%	0.99%
	2017		1.30%	2.70%	19.53	39.00	104,861	3,639,672	11.28%	12.85%	0.94%
	2016		1.30%	2.70%	17.51	34.75	117,462	3,623,104	17.86%	19.46%	1.02%
	2015		1.30%	2.65%	14.83	29.25	135,242	3,512,931	-7.09%	-5.83%	1.05%
Eaton Vance VT Floating-Rate Income Fund - ADV Class
	2019		0.35%	0.80%	11.25	11.82	366,791	4,229,636	6.61%	7.11%	4.56%
	2018		0.35%	0.80%	10.54	11.05	349,424	3,771,341	-0.73%	-0.28%	4.03%
	2017		0.35%	0.80%	10.92	11.08	323,395	3,542,426	2.86%	3.27%	3.53%
	2016		0.40%	0.80%	10.62	10.73	207,642	2,228,046	8.34%	8.77%	3.42%
	2015		0.40%	0.80%	9.80	9.87	208,187	2,053,882	-1.42%	-1.03%	3.62%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2019		0.10%	1.65%	10.28	11.72	2,475,696	27,231,876	5.38%	7.02%	4.31%
	2018		0.10%	1.65%	10.30	10.97	2,249,181	23,547,360	-1.71%	-0.17%	3.80%
	2017		0.10%	1.65%	10.48	11.01	1,635,116	17,392,170	1.73%	3.12%	3.28%
	2016		0.30%	1.65%	10.31	10.68	1,106,306	11,525,735	7.16%	8.62%	3.15%
	2015		0.30%	1.65%	9.62	9.70	697,430	6,754,584	-2.61%	-2.08%	3.35%
Fidelity® VIP Balanced Portfolio - Initial Class
	2019	8/6/19	0.35%	0.50%	11.15	11.21	31,112	347,250	7.19%	9.58%	1.71%
Fidelity® VIP Balanced Portfolio - Service Class 2
	2019	5/23/19	0.10%	3.15%	11.01	11.22	3,292,818	36,582,102	2.97%	12.72%	2.36%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2019		0.35%	0.80%	15.05	17.48	239,284	3,823,811	30.53%	31.12%	0.49%
	2018		0.35%	0.80%	11.64	13.34	185,975	2,333,377	-7.12%	-6.70%	0.79%
	2017		0.35%	0.80%	14.10	14.31	124,900	1,754,755	20.90%	21.39%	1.03%
	2016		0.40%	0.80%	11.66	11.78	113,901	1,341,965	7.14%	7.57%	0.95%
	2015		0.40%	0.80%	10.95	10.95	26,396	288,974	0.27%	0.27%	1.17%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2019		0.10%	3.45%	13.44	42.30	38,215,142	1,237,669,901	26.82%	31.14%	0.22%
	2018		0.10%	3.45%	10.27	32.64	39,507,929	1,003,924,856	-9.63%	-6.73%	0.44%
	2017		0.10%	3.25%	14.23	35.42	40,386,161	1,133,923,370	17.76%	21.22%	0.78%
	2016		0.30%	3.20%	11.74	29.51	42,901,310	1,016,765,625	4.34%	7.41%	0.56%
	2015		0.30%	3.20%	10.93	27.75	46,418,773	1,042,372,893	-2.75%	0.11%	0.79%
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class
	2019		0.35%	1.85%	12.18	12.70	62,687	789,129	15.73%	17.30%	2.31%
	2018	5/17/18	0.50%	1.85%	10.52	10.83	45,439	486,992	-7.08%	-5.90%	0.81%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2019		0.30%	2.90%	10.81	12.72	1,713,771	20,866,844	14.33%	17.34%	1.75%
	2018		0.30%	2.90%	10.26	10.84	1,240,685	13,070,030	-8.03%	-5.66%	1.64%
	2017	1/17/17	0.30%	2.85%	11.16	11.49	535,374	6,058,541	3.45%	11.03%	1.78%
Fidelity® VIP Growth Portfolio - Initial Class
	2019		0.35%	2.50%	17.47	42.56	233,494	6,288,142	30.98%	33.84%	0.26%
	2018		0.35%	2.50%	13.11	32.28	231,858	4,917,907	-2.64%	-0.52%	0.25%
	2017		0.35%	2.50%	15.67	32.93	216,809	4,933,313	31.81%	34.59%	0.22%
	2016		0.40%	2.50%	11.64	24.82	220,923	3,955,951	-1.69%	0.40%	0.03%
	2015		0.40%	2.50%	11.60	25.09	283,603	5,172,442	4.68%	6.75%	0.25%
Fidelity® VIP Growth Portfolio - Service Class 2
	2019		0.10%	3.15%	15.06	40.93	7,977,868	251,667,952	29.82%	33.84%	0.06%
	2018		0.10%	3.15%	11.27	30.98	8,482,235	206,318,870	-3.53%	-0.53%	0.04%
	2017		0.10%	3.15%	14.33	31.70	8,868,563	221,914,221	30.65%	34.41%	0.08%
	2016		0.30%	3.15%	10.82	23.95	8,568,945	161,344,919	-2.57%	0.25%	0.00%
	2015		0.30%	3.15%	10.96	24.26	8,766,814	165,705,481	3.59%	6.59%	0.03%
Fidelity® VIP Mid Cap Portfolio - Initial Class
	2019		0.35%	0.80%	13.09	14.55	158,179	2,188,212	22.46%	23.02%	0.91%
	2018		0.35%	0.80%	10.78	11.84	133,888	1,537,676	-15.22%	-14.84%	0.64%
	2017		0.35%	0.80%	13.71	13.90	139,425	1,896,503	19.85%	20.33%	0.79%
	2016		0.40%	0.80%	11.44	11.56	98,925	1,142,422	11.34%	11.79%	0.52%
	2015		0.40%	0.80%	10.27	10.34	60,944	629,561	-2.18%	-1.78%	0.50%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2019		0.10%	3.30%	$10.32	$28.06	22,835,648	$576,800,583	19.17%	23.05%	0.68%
	2018		0.10%	3.30%	10.13	23.07	23,027,627	482,402,220	-17.54%	-14.86%	0.41%
	2017		0.10%	3.30%	13.63	27.41	23,254,716	583,214,185	16.74%	20.18%	0.49%
	2016		0.30%	3.20%	11.39	23.02	24,449,161	518,501,410	8.40%	11.59%	0.29%
	2015		0.30%	3.20%	10.32	20.83	26,015,626	502,064,436	-4.73%	-1.92%	0.25%
Fidelity® VIP Strategic Income Portfolio - Initial Class
	2019		0.35%	0.75%	11.35	11.84	162,197	1,868,659	10.06%	10.50%	3.23%
	2018		0.35%	0.75%	10.31	10.72	161,543	1,687,646	-3.30%	-2.91%	5.11%
	2017		0.35%	0.75%	11.05	11.05	55,269	605,430	7.36%	7.36%	3.40%
	2016		0.40%	0.40%	10.29	10.29	44,522	458,257	7.84%	7.84%	5.29%
	2015	8/20/15	0.40%	0.40%	9.54	9.54	17,775	169,676	-2.39%	-2.39%	3.54%
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2019		0.10%	1.65%	10.60	11.76	2,005,379	22,458,743	8.84%	10.54%	3.39%
	2018		0.10%	1.65%	10.14	10.66	1,732,722	17,817,027	-4.41%	-2.92%	3.82%
	2017		0.10%	1.65%	10.61	11.00	1,452,008	15,571,124	5.79%	7.22%	3.81%
	2016		0.30%	1.65%	10.03	10.26	777,159	7,854,444	6.25%	7.69%	4.74%
	2015	6/2/15	0.30%	1.65%	9.44	9.53	201,175	1,905,317	-4.80%	0.08%	4.76%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2019		0.10%	1.65%	10.35	13.49	825,592	9,938,685	19.01%	20.87%	0.64%
	2018		0.10%	1.65%	10.20	11.16	791,445	8,059,640	-9.59%	-8.18%	0.37%
	2017		0.10%	1.65%	11.32	11.61	420,699	4,797,488	15.74%	17.14%	0.68%
	2016	3/11/16	0.30%	1.50%	9.78	9.91	196,582	1,928,167	4.03%	6.04%	0.85%
First Trust Dorsey Wright Tactical Core Portfolio - Class II
	2019		0.35%	0.35%	13.09	13.09	3,283	42,970	20.86%	20.86%	0.90%
	2018	5/21/18	0.35%	0.35%	10.83	10.83	2,723	29,491	-12.86%	-12.86%	0.53%
First Trust Multi Income Allocation Portfolio - Class I
	2019		0.10%	1.65%	11.07	12.48	610,843	7,280,654	14.48%	16.26%	2.48%
	2018		0.10%	1.65%	10.32	10.80	569,142	5,933,801	-6.00%	-4.53%	2.32%
	2017		0.10%	1.65%	10.99	11.54	502,593	5,591,237	4.31%	5.74%	2.63%
	2016		0.30%	1.65%	10.53	10.92	477,982	5,078,137	7.51%	8.96%	2.29%
	2015		0.30%	1.65%	9.80	10.02	294,772	2,903,830	-4.82%	-3.51%	2.92%
First Trust Multi Income Allocation Portfolio - Class II
	2019		0.75%	0.75%	11.58	11.58	2,912	33,731	15.70%	15.70%	2.53%
	2018		0.75%	0.75%	10.01	10.01	4,008	40,117	-4.82%	-4.82%	0.72%
	2017		0.80%	0.80%	11.43	11.43	4,292	49,057	5.38%	5.38%	2.78%
	2016	11/28/16	0.80%	0.80%	10.84	10.84	4,551	49,364	1.79%	1.79%	1.46%
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.24%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2019		0.10%	3.50%	11.35	15.31	13,930,199	181,711,700	16.85%	20.65%	1.65%
	2018		0.10%	3.30%	10.44	12.71	11,721,892	129,518,622	-8.00%	-5.10%	1.73%
	2017		0.20%	3.30%	12.77	13.41	7,202,721	86,187,711	11.62%	13.13%	1.75%
	2016		0.30%	1.65%	11.44	11.85	1,449,656	16,730,278	9.91%	11.40%	1.03%
	2015		0.30%	1.65%	10.41	10.64	846,252	8,848,494	-1.55%	-0.21%	3.79%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II
	2019		0.35%	1.85%	12.87	15.45	97,430	1,305,508	18.80%	20.53%	5.00%
	2018		0.40%	1.85%	11.15	12.82	2,873	32,956	-5.07%	-4.98%	1.01%
	2017		0.40%	0.70%	13.49	13.49	16,142	190,458	13.30%	13.30%	7.14%
	2016		0.40%	0.40%	11.91	11.91	514	6,136	11.63%	11.63%	1.14%
	2015	8/4/15	0.40%	0.40%	10.66	10.66	554	5,917	-1.62%	-1.62%	2.04%
Franklin Allocation VIP Fund - Class 1
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.77%
	2018	8/3/18	0.35%	0.35%	10.75	10.75	3,571	38,377	-11.41%	-11.41%	0.00%
Franklin Allocation VIP Fund - Class 4
	2019		0.95%	2.85%	10.53	11.78	750,145	8,669,118	17.61%	18.43%	3.28%
	2018		0.30%	1.65%	9.71	10.34	740,202	7,304,811	-11.06%	-9.85%	2.77%
	2017		0.30%	1.65%	10.92	11.47	732,709	8,112,121	9.95%	11.45%	2.47%
	2016		0.30%	1.65%	9.93	10.29	624,012	6,262,072	11.07%	12.58%	3.36%
	2015		0.30%	1.65%	8.94	9.02	433,559	3,901,773	-7.77%	-7.27%	3.28%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Income VIP Fund - Class 1
	2019		0.35%	0.40%	$12.58	$12.72	25,083	$315,920	15.96%	16.01%	6.02%
	2018		0.35%	0.40%	10.85	10.97	19,153	207,839	-4.48%	-4.43%	4.93%
	2017		0.35%	0.40%	11.35	11.35	14,320	162,608	9.50%	9.50%	4.11%
	2016		0.40%	0.40%	10.37	10.37	10,100	104,717	13.88%	13.88%	4.48%
	2015	8/20/15	0.40%	0.40%	9.10	9.10	6,237	56,787	-3.19%	-3.19%	0.00%
Franklin Income VIP Fund - Class 2
	2019		0.60%	3.30%	10.50	18.92	27,183,377	483,947,543	12.29%	15.37%	5.38%
	2018		0.60%	3.30%	9.43	16.51	30,278,073	471,959,619	-7.32%	-4.87%	4.81%
	2017		0.60%	3.20%	12.99	17.77	34,344,379	567,940,664	6.22%	9.01%	4.14%
	2016		0.60%	3.20%	12.23	16.69	37,309,015	571,348,724	10.43%	13.34%	4.55%
	2015		0.60%	3.20%	11.08	15.07	40,053,489	546,576,674	-9.98%	-7.66%	4.65%
Franklin Income VIP Fund - Class 4
	2019		0.10%	3.05%	10.80	12.67	8,805,135	105,390,148	12.73%	15.93%	5.09%
	2018		0.10%	2.90%	10.07	10.93	6,771,298	70,769,556	-7.15%	-4.51%	4.54%
	2017		0.10%	2.90%	10.71	11.25	4,684,359	51,699,616	7.76%	9.22%	3.70%
	2016		0.30%	1.65%	9.94	10.30	2,486,241	24,996,694	12.01%	13.53%	4.24%
	2015		0.30%	1.65%	8.87	9.07	1,871,191	16,724,357	-8.67%	-7.42%	4.36%
Franklin Mutual Shares VIP Fund - Class 1
	2019		0.35%	0.80%	12.76	13.53	54,224	715,481	21.94%	22.49%	2.10%
	2018		0.35%	0.80%	10.56	11.05	53,834	582,190	-9.22%	-9.17%	2.33%
	2017		0.35%	0.40%	12.18	12.18	71,025	860,472	8.20%	8.20%	2.52%
	2016		0.40%	0.40%	11.25	11.25	56,610	637,050	15.89%	15.89%	2.89%
	2015	2/12/15	0.40%	0.80%	9.65	9.71	4,409	42,696	-8.56%	-7.14%	4.45%
Franklin Mutual Shares VIP Fund - Class 2
	2019		0.60%	3.25%	11.42	21.22	36,127,419	643,775,979	18.65%	21.84%	1.81%
	2018		0.60%	3.25%	9.61	17.42	40,190,663	591,454,706	-11.97%	-9.61%	2.34%
	2017		0.60%	3.25%	13.59	19.64	44,497,302	728,816,598	4.94%	7.70%	2.24%
	2016		0.60%	3.20%	12.90	18.67	47,911,586	732,978,896	12.40%	15.36%	1.83%
	2015		0.60%	3.20%	11.42	16.57	54,160,493	722,209,227	-7.93%	-5.50%	3.06%
Franklin Mutual Shares VIP Fund - Class 4
	2019		0.10%	3.10%	10.87	13.34	2,882,792	35,459,669	18.70%	22.31%	1.86%
	2018		0.10%	3.10%	9.78	10.92	2,301,086	23,524,946	-11.94%	-9.25%	2.61%
	2017		0.10%	3.10%	11.48	12.06	1,435,367	16,484,322	6.48%	7.93%	2.42%
	2016		0.30%	1.65%	10.79	11.18	504,067	5,503,180	14.04%	15.59%	1.71%
	2015		0.30%	1.65%	9.46	9.54	361,025	3,439,996	-6.60%	-6.09%	3.76%
Franklin Rising Dividends VIP Fund - Class 1
	2019		0.35%	0.40%	15.00	17.43	53,275	883,704	29.07%	29.13%	1.48%
	2018		0.35%	0.40%	11.61	13.51	45,370	601,230	-5.22%	-5.17%	1.55%
	2017		0.35%	0.40%	14.25	14.25	49,056	693,179	20.37%	20.37%	1.76%
	2016		0.40%	0.80%	11.84	11.84	54,805	648,697	15.86%	15.86%	1.41%
	2015		0.40%	0.40%	10.22	10.22	39,479	403,470	-3.80%	-3.80%	1.79%
Franklin Rising Dividends VIP Fund - Class 4
	2019		0.10%	1.65%	11.94	17.20	2,162,980	32,977,397	27.04%	29.03%	1.13%
	2018		0.10%	1.65%	11.79	13.36	1,708,026	21,457,458	-6.72%	-5.26%	1.16%
	2017		0.10%	1.65%	13.45	14.13	1,650,892	22,517,549	18.43%	20.04%	1.48%
	2016		0.30%	1.65%	11.35	11.77	1,393,866	16,009,437	14.04%	15.59%	1.12%
	2015		0.30%	1.65%	9.96	10.18	812,411	8,143,641	-5.33%	-4.03%	1.44%
Franklin Small Cap Value VIP Fund - Class 1
	2019		0.35%	0.75%	13.36	14.45	43,860	615,116	25.78%	26.28%	1.31%
	2018		0.35%	0.75%	10.72	11.45	33,254	373,521	-13.04%	-12.99%	1.16%
	2017		0.35%	0.80%	12.98	13.17	47,120	616,408	10.03%	10.47%	0.79%
	2016		0.40%	0.80%	11.92	11.92	32,106	382,591	30.02%	30.02%	0.96%
	2015		0.40%	0.40%	9.17	9.17	29,834	273,520	-7.55%	-7.55%	0.91%
Franklin Small Cap Value VIP Fund - Class 4
	2019		0.10%	1.65%	10.60	14.41	717,767	9,346,379	24.16%	26.10%	0.91%
	2018		0.10%	1.65%	10.63	11.48	593,847	6,370,979	-14.43%	-13.09%	0.73%
	2017		0.10%	1.65%	12.43	13.05	570,206	7,200,733	8.75%	10.23%	0.43%
	2016		0.30%	1.65%	11.43	11.84	515,803	5,963,669	27.99%	29.73%	0.56%
	2015		0.30%	1.65%	8.93	9.13	256,182	2,302,665	-9.03%	-7.79%	0.57%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Small-Mid Cap Growth VIP Fund - Class 1
	2019		0.35%	0.75%	$14.83	$16.39	48,238	$730,956	31.28%	31.34%	0.00%
	2018		0.35%	0.40%	11.29	12.48	32,393	382,682	-5.53%	-5.49%	0.00%
	2017		0.35%	0.80%	13.03	13.22	18,010	234,958	20.78%	21.26%	0.00%
	2016		0.40%	0.80%	10.90	10.90	18,342	199,812	3.99%	3.99%	0.00%
	2015	2/12/15	0.40%	0.40%	10.48	10.48	499	5,227	-6.30%	-6.30%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2019		0.10%	1.65%	11.45	16.16	555,448	7,984,799	29.12%	31.13%	0.00%
	2018		0.10%	1.65%	11.60	12.35	477,717	5,536,817	-7.01%	-5.55%	0.00%
	2017		0.10%	1.65%	12.47	13.10	431,083	5,462,010	19.32%	20.94%	0.00%
	2016		0.30%	1.65%	10.45	10.83	305,816	3,236,354	2.33%	3.72%	0.00%
	2015		0.30%	1.65%	10.21	10.31	203,997	2,101,188	-4.36%	-3.83%	0.00%
Goldman Sachs VIT Government Money Market Fund - Institutional Shares
	2019		0.40%	0.80%	10.04	10.27	47,589	486,543	1.30%	1.71%	2.09%
	2018		0.40%	0.80%	9.91	10.10	62,918	633,355	0.92%	1.33%	1.73%
	2017		0.40%	0.80%	9.82	9.96	45,870	456,074	-0.04%	0.36%	0.75%
	2016		0.40%	0.80%	9.93	9.93	145,114	1,434,296	-0.11%	-0.11%	0.29%
	2015		0.40%	0.40%	9.94	9.94	83,411	829,040	-0.37%	-0.37%	0.02%
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2019		0.30%	1.65%	9.47	10.22	2,491,076	24,395,322	0.20%	1.56%	1.84%
	2018		0.30%	1.65%	9.45	10.06	2,387,748	23,299,366	-0.18%	1.18%	1.46%
	2017		0.30%	1.65%	9.47	9.95	3,611,288	34,978,630	-1.13%	0.21%	0.49%
	2016		0.30%	1.65%	9.58	9.93	4,889,010	47,465,080	-1.60%	-0.26%	0.04%
	2015		0.30%	1.65%	9.73	9.95	3,667,090	35,943,941	-1.63%	-0.30%	0.01%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2019		0.60%	2.60%	18.48	27.99	5,538,746	141,063,268	22.39%	24.86%	1.21%
	2018		0.60%	2.60%	15.09	22.42	6,191,236	126,845,108	-11.08%	-9.27%	1.00%
	2017		0.60%	2.60%	16.96	24.59	6,809,713	154,363,612	6.76%	8.85%	1.40%
	2016		0.65%	2.60%	15.88	22.59	7,309,129	152,708,651	8.43%	10.56%	1.70%
	2015		0.65%	2.60%	14.64	20.44	8,058,914	152,745,824	-7.03%	-5.20%	1.17%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2019		0.95%	1.65%	9.06	10.10	249,085	2,333,418	6.83%	7.58%	2.61%
	2018		0.95%	1.65%	8.48	8.70	249,024	2,161,499	-8.62%	-8.11%	2.22%
	2017		1.10%	1.65%	9.28	9.47	257,412	2,427,961	3.42%	3.99%	2.03%
	2016		0.30%	1.65%	8.97	9.10	282,396	2,561,128	-1.37%	-0.82%	0.72%
	2015		1.10%	1.65%	9.09	9.18	273,286	2,503,876	-6.44%	-5.93%	2.33%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares
	2019		0.35%	0.75%	9.94	10.58	68,465	720,081	8.29%	8.73%	4.63%
	2018		0.35%	0.75%	9.14	9.73	21,054	202,565	-7.44%	-7.06%	3.47%
	2017		0.35%	0.80%	9.70	9.84	10,683	107,351	4.76%	5.18%	3.00%
	2016		0.40%	0.80%	9.36	9.36	6,083	56,608	0.12%	0.12%	1.90%
	2015		0.40%	0.40%	9.35	9.35	3,042	28,443	-4.89%	-4.89%	2.10%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.17%
	2017		0.10%	1.65%	8.96	9.41	536,343	4,879,730	-3.92%	-2.62%	0.77%
	2016		0.30%	1.65%	9.33	9.46	536,717	5,058,570	-0.91%	-0.36%	1.96%
	2015		1.10%	1.65%	9.41	9.50	393,476	3,727,127	-3.85%	-3.32%	2.81%
Goldman Sachs VIT Strategic Income Fund - Institutional Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.66%
	2017		0.40%	0.40%	9.52	9.52	2,368	22,542	-2.43%	-2.43%	1.04%
	2016	9/28/16	0.40%	0.40%	9.75	9.75	2,517	24,556	0.75%	0.75%	1.14%
Guggenheim VT Long Short Equity
	2019		0.10%	1.65%	9.58	11.19	378,329	4,043,131	3.81%	5.43%	0.57%
	2018		0.10%	1.65%	9.92	10.64	365,543	3,736,544	-14.36%	-13.02%	0.00%
	2017		0.10%	1.65%	11.67	12.25	405,110	4,812,811	12.97%	14.51%	0.34%
	2016		0.30%	1.65%	10.33	10.70	323,154	3,383,496	-0.99%	0.35%	0.00%
	2015		0.30%	1.65%	10.46	10.65	331,382	3,484,473	-0.25%	0.86%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Guggenheim VT Multi-Hedge Strategies
	2019		0.10%	1.65%	$9.97	$10.76	473,670	$4,851,999	3.29%	4.70%	2.38%
	2018		0.30%	1.65%	9.65	10.27	477,558	4,710,177	-6.63%	-5.36%	0.00%
	2017		0.30%	1.65%	10.33	10.85	448,100	4,707,985	1.98%	3.37%	0.00%
	2016		0.30%	1.65%	10.13	10.47	403,607	4,142,436	-2.11%	-0.88%	0.08%
	2015		0.40%	1.65%	10.38	10.57	335,852	3,504,194	0.33%	1.44%	0.65%
Hartford Capital Appreciation HLS Fund - Class IA
	2019		0.40%	0.40%	16.39	16.39	4,672	76,568	30.76%	30.76%	1.23%
	2018		0.40%	0.40%	12.53	12.53	4,665	58,474	-7.33%	-7.33%	0.75%
	2017		0.40%	0.40%	13.52	13.52	7,331	99,163	21.65%	21.65%	1.12%
	2016		0.40%	0.40%	11.12	11.12	7,326	81,462	5.10%	5.10%	1.06%
	2015		0.40%	0.40%	10.58	10.58	7,552	79,900	0.62%	0.62%	1.08%
Hartford Capital Appreciation HLS Fund - Class IC
	2019		0.10%	1.65%	11.48	16.03	968,891	13,944,694	28.49%	30.50%	1.01%
	2018		0.10%	1.65%	10.24	12.30	899,996	10,465,181	-8.93%	-7.51%	0.44%
	2017		0.10%	1.65%	12.69	13.33	926,942	11,917,596	19.52%	21.14%	0.73%
	2016		0.30%	1.65%	10.62	11.00	806,703	8,649,304	3.27%	4.67%	0.76%
	2015		0.30%	1.65%	10.28	10.37	590,300	6,107,986	-1.12%	-0.57%	0.83%
Invesco Oppenheimer V.I. Global Fund - Series II Shares
	2019		0.65%	2.55%	19.83	38.43	258,694	8,582,552	28.60%	30.60%	0.63%
	2018		0.65%	2.20%	15.40	29.42	297,879	7,555,174	-15.28%	-13.95%	0.76%
	2017		0.65%	2.20%	18.15	34.20	304,884	9,047,815	33.36%	35.44%	0.73%
	2016		0.65%	2.20%	13.59	25.25	354,127	7,763,619	-2.33%	-0.80%	0.72%
	2015		0.65%	2.20%	13.89	25.45	360,739	7,985,822	1.42%	3.00%	1.06%
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares
	2019		0.35%	0.80%	11.48	12.45	67,327	803,467	27.58%	28.15%	1.04%
	2018		0.35%	0.80%	9.00	9.72	59,304	548,576	-20.06%	-19.70%	1.15%
	2017		0.35%	0.80%	11.26	11.42	123,723	1,458,185	25.29%	25.79%	1.02%
	2016		0.40%	0.80%	8.99	9.08	58,733	532,819	-2.90%	-2.51%	1.04%
	2015		0.40%	0.80%	9.26	9.32	59,618	554,988	2.61%	3.02%	1.19%
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
	2019		0.10%	1.65%	9.81	12.91	1,475,585	16,258,622	25.86%	27.82%	0.71%
	2018		0.10%	1.65%	8.58	10.10	1,423,208	12,469,156	-20.87%	-19.63%	0.60%
	2017		0.10%	1.65%	10.85	11.39	1,242,004	13,750,691	24.38%	26.07%	1.19%
	2016		0.30%	1.65%	8.72	9.04	964,138	8,511,287	-4.31%	-3.01%	0.77%
	2015		0.30%	1.65%	9.11	9.20	645,587	5,928,744	1.42%	1.99%	0.70%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series I Shares
	2019		0.35%	0.75%	13.76	15.68	38,838	571,950	25.53%	26.03%	0.20%
	2018		0.35%	0.75%	11.07	12.45	51,206	620,961	-10.68%	-10.64%	0.28%
	2017		0.35%	0.40%	13.93	13.93	43,802	605,697	13.70%	13.70%	0.84%
	2016		0.40%	0.40%	12.25	12.25	39,236	480,830	17.58%	17.58%	0.49%
	2015	1/20/15	0.40%	0.40%	10.42	10.42	3,478	36,248	-2.86%	-2.86%	1.20%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series II Shares
	2019		0.10%	1.65%	10.63	15.54	1,195,112	17,135,467	24.07%	26.01%	0.00%
	2018		0.10%	1.65%	11.54	12.36	949,678	11,092,256	-12.00%	-10.63%	0.06%
	2017		0.10%	1.65%	13.19	13.86	793,691	10,623,910	12.05%	13.57%	0.62%
	2016		0.30%	1.65%	11.77	12.20	676,356	8,052,027	15.75%	17.32%	0.23%
	2015		0.30%	1.65%	10.17	10.26	438,963	4,495,929	-7.63%	-7.12%	0.68%
Invesco V.I. American Franchise Fund - Series I Shares
	2019		1.40%	1.80%	9.96	16.96	158,174	2,557,796	34.31%	34.86%	0.00%
	2018		1.40%	1.80%	7.41	12.58	180,290	2,134,044	-5.35%	-4.96%	0.00%
	2017		1.40%	1.80%	7.83	13.24	217,758	2,712,314	25.07%	25.57%	0.08%
	2016		1.40%	1.80%	6.26	10.54	247,786	2,457,377	0.44%	0.85%	0.00%
	2015		1.40%	1.80%	6.23	10.45	259,703	2,552,845	3.13%	3.55%	0.00%
Invesco V.I. American Franchise Fund - Series II Shares
	2019		1.35%	2.45%	21.75	30.11	74,439	1,682,864	33.14%	34.73%	0.00%
	2018		1.30%	2.45%	16.25	22.35	78,152	1,328,366	-6.18%	-5.11%	0.00%
	2017		1.35%	2.45%	17.23	23.55	83,516	1,494,190	24.33%	25.36%	0.00%
	2016		1.35%	2.15%	13.82	18.79	88,012	1,262,042	-0.15%	0.65%	0.00%
	2015		1.30%	2.15%	13.81	18.79	97,067	1,394,206	2.52%	3.41%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares
	2019		0.35%	0.75%	$11.55	$12.76	117,307	$1,376,482	14.35%	14.80%	0.00%
	2018		0.35%	0.75%	10.20	11.12	64,161	657,219	-6.83%	-6.79%	1.57%
	2017		0.35%	0.40%	11.93	11.93	66,358	741,488	9.72%	9.72%	6.19%
	2016		0.40%	0.40%	10.88	10.88	16,502	179,469	11.19%	11.19%	0.39%
	2015		0.40%	0.80%	9.72	9.78	18,541	181,221	-4.86%	-4.48%	4.38%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2019		0.10%	1.65%	10.41	12.37	1,158,549	13,686,453	13.00%	14.77%	0.00%
	2018		0.10%	1.65%	10.37	10.84	1,119,612	11,799,469	-8.24%	-7.36%	1.29%
	2017		0.30%	1.65%	11.30	11.87	1,218,734	13,988,224	8.03%	9.50%	4.05%
	2016		0.30%	1.65%	10.46	10.84	1,087,000	11,500,595	9.69%	11.18%	0.19%
	2015		0.30%	1.65%	9.54	9.75	629,069	6,040,193	-5.97%	-4.68%	5.22%
Invesco V.I. Comstock Fund - Series I Shares
	2019		0.35%	0.40%	14.34	14.85	20,436	297,683	24.80%	24.86%	2.16%
	2018		0.35%	0.40%	11.90	11.90	12,328	145,372	-12.51%	-12.51%	1.80%
	2017		0.40%	0.40%	13.60	13.60	8,926	121,431	17.38%	17.38%	2.19%
	2016		0.40%	0.40%	11.59	11.59	10,970	127,171	16.83%	16.83%	1.75%
	2015	1/20/15	0.40%	0.40%	9.92	9.92	7,665	76,058	-3.10%	-3.10%	2.59%
Invesco V.I. Comstock Fund - Series II Shares
	2019		0.10%	1.65%	10.40	14.73	596,983	8,185,352	22.90%	24.82%	1.77%
	2018		0.10%	1.65%	11.11	11.83	548,969	6,209,675	-13.80%	-12.45%	1.57%
	2017		0.10%	1.65%	12.88	13.54	409,711	5,376,964	15.65%	17.22%	2.15%
	2016		0.30%	1.65%	11.19	11.55	319,390	3,609,131	15.25%	16.64%	1.29%
	2015		0.30%	1.50%	9.71	9.90	230,234	2,250,576	-7.59%	-6.46%	2.16%
Invesco V.I. Core Equity Fund - Series I Shares
	2019		1.40%	2.35%	13.73	26.88	296,838	5,603,944	25.97%	27.17%	0.92%
	2018		1.40%	2.35%	10.84	21.30	335,446	5,001,761	-11.50%	-10.66%	0.89%
	2017		1.40%	2.35%	12.18	24.02	375,246	6,275,565	10.55%	11.60%	1.01%
	2016		1.40%	2.35%	10.96	21.68	439,891	6,615,056	7.70%	8.73%	0.70%
	2015		1.40%	2.35%	10.12	20.09	491,817	6,827,267	-7.96%	-7.08%	1.10%
Invesco V.I. Core Equity Fund - Series II Shares
	2019		1.30%	2.65%	19.85	27.46	61,289	1,326,705	25.30%	27.00%	0.17%
	2018		1.30%	2.65%	15.73	21.62	68,621	1,170,191	-11.89%	-10.78%	0.00%
	2017		1.30%	2.55%	17.74	24.23	75,828	1,453,158	10.04%	11.42%	0.78%
	2016		1.30%	2.55%	16.03	21.75	91,692	1,584,442	7.25%	8.60%	0.45%
	2015		1.30%	2.55%	14.86	20.03	109,222	1,779,813	-8.37%	-7.22%	0.85%
Invesco V.I. Diversified Dividend Fund - Series I Shares
	2019		0.35%	0.40%	12.91	15.33	58,955	768,072	24.59%	24.65%	3.16%
	2018		0.35%	0.40%	10.35	12.31	37,564	394,884	-7.94%	-7.90%	3.78%
	2017		0.35%	0.40%	13.37	13.37	8,895	106,527	8.14%	8.14%	1.48%
	2016		0.40%	0.40%	12.36	12.36	2,580	31,899	14.36%	14.36%	0.84%
	2015		0.40%	0.40%	10.81	10.81	2,670	28,870	1.66%	1.66%	1.74%
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2019		0.10%	1.65%	11.53	15.29	1,324,608	18,959,768	22.73%	24.65%	2.66%
	2018		0.10%	1.65%	10.55	12.32	1,465,453	17,127,260	-9.32%	-7.90%	2.16%
	2017		0.10%	1.65%	12.66	13.30	1,528,267	19,649,940	6.57%	8.02%	1.54%
	2016		0.30%	1.65%	11.88	12.31	1,337,202	16,087,887	12.66%	14.19%	1.29%
	2015		0.30%	1.65%	10.55	10.78	500,906	5,324,096	0.15%	1.52%	1.95%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares
	2019		0.35%	1.85%	14.45	16.72	373,549	5,460,830	27.89%	28.34%	2.40%
	2018		0.35%	0.70%	11.26	13.03	65,725	749,917	-8.24%	-8.20%	2.25%
	2017		0.35%	0.40%	14.20	14.20	4,928	69,192	18.11%	18.11%	0.80%
	2016		0.40%	0.40%	12.02	12.02	2,387	28,707	13.79%	13.79%	0.88%
	2015	1/20/15	0.40%	0.40%	10.57	10.57	894	9,448	-0.71%	-0.71%	1.91%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2019		0.10%	3.30%	11.43	16.58	13,948,568	196,609,698	24.29%	28.33%	1.67%
	2018		0.10%	3.30%	10.74	12.95	9,815,299	110,864,159	-11.09%	-8.20%	1.14%
	2017		0.10%	3.30%	13.45	14.13	5,966,643	75,567,257	16.39%	17.97%	0.92%
	2016		0.30%	1.65%	11.56	11.98	1,336,793	15,623,413	12.08%	13.60%	0.41%
	2015		0.30%	1.65%	10.31	10.55	851,935	8,844,073	-4.51%	-3.21%	1.64%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Equity and Income Fund - Series I Shares
	2019		0.35%	0.35%	$12.99	$12.99	3,527	$45,823	19.94%	19.94%	2.55%
	2018		0.35%	0.35%	10.83	10.83	3,693	39,997	-9.82%	-9.82%	2.20%
	2017		0.35%	0.35%	12.01	12.01	3,875	46,538	10.65%	10.65%	1.89%
	2016	11/11/16	0.40%	0.40%	11.79	11.79	1,537	18,139	3.99%	3.99%	0.00%
Invesco V.I. Equity and Income Fund - Series II Shares
	2019		0.10%	1.65%	10.60	13.97	922,561	12,115,489	18.05%	19.89%	2.17%
	2018		0.10%	1.65%	10.64	11.67	1,199,440	13,403,180	-11.21%	-9.82%	1.98%
	2017		0.10%	1.65%	12.35	12.97	1,254,798	15,729,297	8.97%	10.45%	1.69%
	2016		0.30%	1.65%	11.33	11.74	658,431	7,539,819	12.96%	14.51%	1.59%
	2015		0.30%	1.65%	10.03	10.12	443,458	4,477,860	-4.18%	-3.65%	3.30%
Invesco V.I. International Growth Fund - Series I Shares
	2019		0.35%	3.20%	11.55	32.68	118,734	2,081,486	24.77%	28.13%	1.50%
	2018		0.35%	3.00%	9.14	25.89	128,582	1,837,051	-17.24%	-15.32%	2.08%
	2017		0.40%	2.70%	10.93	26.72	130,870	2,274,702	19.73%	22.51%	1.41%
	2016		0.40%	2.70%	9.04	22.09	129,560	1,937,875	-3.10%	-0.85%	1.23%
	2015		0.40%	2.70%	9.40	22.56	149,912	2,279,644	-4.18%	-2.73%	1.47%
Invesco V.I. International Growth Fund - Series II Shares
	2019		0.10%	3.30%	10.50	32.11	3,354,808	75,031,915	24.08%	28.11%	1.34%
	2018		0.10%	3.30%	8.40	25.37	2,963,605	52,694,832	-17.92%	-15.29%	1.94%
	2017		0.10%	3.25%	11.01	30.31	2,328,323	48,910,426	19.16%	22.36%	1.36%
	2016		0.30%	2.95%	9.09	25.02	1,858,589	31,241,116	-3.58%	-0.99%	1.14%
	2015		0.30%	3.00%	9.27	25.52	1,393,853	24,503,635	-5.45%	-2.91%	1.56%
Ivy VIP Asset Strategy Portfolio - Class I
	2019		0.35%	0.35%	13.24	13.24	670	8,877	21.66%	21.66%	2.35%
	2018	8/6/18	0.35%	0.35%	10.89	10.89	708	7,705	-9.58%	-9.58%	2.00%
Ivy VIP Asset Strategy Portfolio - Class II
	2019		0.10%	1.65%	10.82	11.74	849,518	9,490,457	19.79%	21.41%	2.20%
	2018		0.30%	1.65%	9.08	9.67	851,234	7,879,012	-6.99%	-5.72%	1.82%
	2017		0.30%	1.65%	9.76	10.25	915,038	9,072,599	16.34%	17.92%	1.56%
	2016		0.30%	1.65%	8.39	8.70	1,016,225	8,628,074	-4.16%	-2.87%	0.56%
	2015		0.30%	1.65%	8.76	8.95	1,097,627	9,680,546	-9.85%	-8.62%	0.35%
Ivy VIP Energy Portfolio - Class I
	2019		0.35%	0.35%	6.70	6.70	2,231	14,949	3.37%	3.37%	0.00%
	2018	9/14/18	0.35%	0.35%	6.48	6.48	4,746	30,770	-34.42%	-34.42%	0.00%
Ivy VIP Energy Portfolio - Class II
	2019		0.30%	1.65%	4.64	6.17	932,942	4,513,862	1.78%	3.17%	0.00%
	2018		0.10%	1.65%	4.56	4.86	1,101,642	5,176,189	-35.22%	-34.33%	0.00%
	2017		0.30%	1.65%	7.04	7.39	920,785	6,592,006	-14.07%	-12.91%	0.81%
	2016		0.30%	1.65%	8.19	8.49	885,207	7,342,074	32.35%	34.15%	0.11%
	2015		0.30%	1.65%	6.19	6.33	638,180	3,978,380	-23.42%	-22.38%	0.04%
Ivy VIP High Income Portfolio - Class I
	2019		0.35%	2.05%	11.53	12.13	127,416	1,539,452	9.45%	11.11%	7.05%
	2018		0.35%	1.85%	10.53	10.92	73,028	795,402	-3.66%	-2.21%	2.58%
	2017	7/21/17	0.35%	1.85%	10.93	11.16	9,557	106,102	0.29%	1.40%	0.00%
Ivy VIP High Income Portfolio - Class II
	2019		0.10%	1.65%	10.51	12.17	2,043,226	23,476,122	9.37%	11.08%	6.66%
	2018		0.10%	1.65%	10.31	10.98	1,835,107	19,275,895	-3.72%	-2.21%	6.24%
	2017		0.10%	1.65%	10.71	11.25	1,733,883	18,863,644	4.93%	6.36%	5.23%
	2016		0.30%	1.65%	10.21	10.58	1,227,172	12,676,987	14.29%	15.84%	6.26%
	2015		0.30%	1.65%	8.93	9.01	839,949	7,556,617	-8.04%	-7.53%	5.25%
Ivy VIP Micro Cap Growth Portfolio - Class I
	2017	8/22/17	0.35%	0.35%	11.64	11.64	9,220	107,335	7.69%	7.69%	0.00%
Ivy VIP Micro Cap Growth Portfolio - Class II
	2017		0.10%	1.65%	11.27	11.84	348,136	4,000,567	7.05%	8.50%	0.00%
	2016		0.30%	1.65%	10.53	10.91	288,852	3,081,159	11.44%	12.95%	0.00%
	2015		0.30%	1.65%	9.45	9.66	159,405	1,517,813	-10.65%	-9.43%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy VIP Mid Cap Growth Portfolio - Class I
	2019		0.35%	1.85%	$16.37	$17.94	227,557	$3,908,581	35.75%	37.80%	0.00%
	2018		0.35%	1.85%	12.46	12.46	167,791	2,093,134	-0.30%	-0.30%	0.00%
	2017	7/24/17	0.50%	0.50%	12.50	12.50	30,953	386,773	10.48%	10.48%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class II
	2019		0.10%	1.70%	12.38	18.50	941,618	15,508,733	35.62%	37.80%	0.00%
	2018		0.10%	1.70%	12.54	13.45	780,829	9,897,191	-1.74%	-0.16%	0.00%
	2017		0.10%	1.70%	12.77	13.50	603,080	7,888,739	24.76%	26.52%	0.00%
	2016		0.30%	1.70%	10.23	10.67	437,303	4,559,877	4.33%	5.80%	0.00%
	2015		0.30%	1.70%	9.89	9.96	298,128	2,963,011	-7.18%	-6.34%	0.00%
Ivy VIP Science and Technology Portfolio - Class I
	2019		0.35%	0.75%	19.09	19.09	29,985	570,415	49.34%	49.34%	0.00%
	2018		0.35%	0.35%	12.78	12.78	22,486	287,444	-5.33%	-5.33%	0.00%
	2017	9/11/17	0.35%	0.35%	13.50	13.50	11,446	154,563	4.71%	4.71%	0.00%
Ivy VIP Science and Technology Portfolio - Class II
	2019		0.10%	1.65%	12.90	19.61	2,059,771	36,260,046	47.04%	49.33%	0.00%
	2018		0.10%	1.65%	12.08	13.13	1,878,130	22,916,679	-6.79%	-5.33%	0.00%
	2017		0.10%	1.65%	12.96	13.62	1,597,622	21,104,987	29.96%	31.72%	0.00%
	2016		0.30%	1.65%	9.98	10.34	1,117,303	11,286,325	-0.12%	1.24%	0.00%
	2015		0.30%	1.65%	9.99	10.21	958,066	9,642,947	-4.47%	-3.17%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class I
	2019		0.35%	0.35%	15.02	15.02	13,457	202,151	23.24%	23.24%	0.00%
	2018	11/2/18	0.35%	0.35%	12.19	12.19	13,197	160,850	-12.29%	-12.29%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class II
	2019		0.10%	1.65%	11.25	15.23	468,639	6,437,305	21.35%	23.25%	0.00%
	2018	11/2/18	0.10%	1.65%	9.20	12.39	437,543	5,159,425	-12.51%	-12.29%	0.00%
Janus Henderson Balanced Portfolio - Service Shares
	2019		1.30%	2.75%	19.00	32.33	498,402	15,219,007	18.96%	20.69%	1.66%
	2018		1.30%	2.75%	15.96	26.79	505,687	12,820,064	-2.30%	-0.87%	1.80%
	2017		1.30%	2.75%	16.33	27.02	552,754	14,184,144	14.99%	16.61%	1.37%
	2016		1.30%	2.70%	14.20	23.18	607,858	13,427,070	1.54%	2.98%	1.79%
	2015		1.30%	2.70%	13.98	22.53	640,870	13,858,969	-2.26%	-0.89%	1.36%
Janus Henderson Enterprise Portfolio - Service Shares
	2019		1.30%	2.65%	36.56	64.74	132,885	7,137,194	31.63%	33.41%	0.05%
	2018		1.30%	2.65%	26.76	48.53	149,727	6,071,716	-3.26%	-1.94%	0.11%
	2017		1.30%	2.65%	27.62	49.49	165,010	6,869,000	23.79%	25.45%	0.14%
	2016		1.30%	2.65%	22.28	39.45	188,437	6,272,489	9.17%	10.66%	0.02%
	2015		1.30%	2.65%	20.38	35.65	184,452	5,621,941	1.05%	2.43%	0.53%
Janus Henderson Global Research Portfolio - Service Shares
	2019		1.35%	2.20%	19.73	26.13	28,434	597,262	25.83%	26.98%	0.83%
	2018		1.35%	2.20%	15.63	20.58	37,020	626,421	-9.11%	-8.33%	0.96%
	2017		1.30%	2.20%	17.16	22.66	36,620	680,597	23.93%	25.14%	0.67%
	2016		1.30%	2.20%	13.81	18.11	46,108	685,329	-0.39%	0.49%	0.88%
	2015		1.30%	2.35%	13.83	18.02	51,793	768,416	-4.66%	-3.83%	0.53%
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
	2019		0.35%	2.05%	10.71	10.83	410,701	4,426,567	7.42%	7.80%	2.18%
	2018		0.35%	0.70%	9.97	10.04	190,274	1,905,578	-0.65%	-0.30%	2.20%
	2017	4/4/17	0.35%	0.70%	10.03	10.07	82,448	829,860	0.32%	2.08%	2.00%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2019		0.10%	3.30%	9.78	10.85	12,977,026	134,203,891	4.37%	7.76%	2.19%
	2018		0.10%	3.30%	9.40	10.04	8,070,092	78,588,013	-3.32%	-0.33%	2.18%
	2017	1/9/17	0.10%	3.45%	9.69	10.07	4,769,037	47,244,356	-1.34%	2.35%	1.73%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2019		0.30%	2.85%	11.29	12.69	432,375	5,174,838	13.36%	16.22%	2.04%
	2018		0.30%	2.95%	9.96	10.92	549,211	5,691,991	-8.90%	-6.59%	0.00%
	2017		0.30%	2.80%	10.93	11.68	524,453	5,931,871	13.63%	16.49%	1.52%
	2016		0.30%	2.80%	9.62	10.03	373,705	3,671,654	2.91%	5.53%	3.03%
	2015	5/27/15	0.30%	2.80%	9.35	9.51	211,175	1,992,066	-7.28%	1.05%	3.60%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
JPMorgan Insurance Trust Income Builder Portfolio - Class 1
	2019		0.35%	0.35%	$12.10	$12.10	28,554	$345,550	14.16%	14.16%	4.51%
	2018		0.35%	0.35%	10.60	10.60	4,859	51,509	-4.97%	-4.97%	0.00%
	2017	5/10/17	0.35%	0.35%	11.15	11.15	5,016	55,956	6.39%	6.39%	3.73%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2019		0.10%	1.65%	10.71	12.24	392,098	4,466,970	12.40%	14.15%	3.27%
	2018		0.10%	1.65%	10.22	10.74	302,417	3,101,853	-6.47%	-5.01%	0.00%
	2017		0.10%	1.65%	10.93	11.33	190,873	2,108,619	9.88%	11.37%	4.30%
	2016		0.30%	1.65%	9.95	10.18	118,680	1,187,403	4.46%	5.88%	3.93%
	2015	6/15/15	0.30%	1.65%	9.52	9.61	26,561	253,706	-3.06%	1.01%	5.80%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1
	2016		0.40%	0.40%	11.64	11.64	13,142	152,944	11.58%	11.58%	0.43%
	2015		0.40%	0.40%	10.43	10.43	6,432	67,093	-6.25%	-6.25%	0.59%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2
	2016		0.30%	1.65%	11.18	11.59	830,614	9,397,107	9.91%	11.40%	0.51%
	2015		0.30%	1.65%	10.20	10.40	540,453	5,539,019	-7.52%	-6.40%	0.56%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2019		0.75%	0.75%	12.85	12.85	45,795	588,554	21.04%	21.04%	2.64%
	2018		0.75%	0.75%	10.62	10.62	46,187	490,404	-7.17%	-7.17%	2.01%
	2017	5/30/17	0.75%	0.75%	11.44	11.44	45,978	525,864	8.32%	8.32%	1.98%
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
	2019		0.75%	0.75%	12.86	12.86	86,633	1,113,835	20.06%	20.06%	2.13%
	2018		0.75%	0.75%	10.71	10.71	88,973	952,775	-4.28%	-4.28%	2.02%
	2017	5/18/17	0.75%	0.75%	11.19	11.19	71,254	797,154	8.71%	8.71%	1.36%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2019		0.10%	1.65%	10.72	13.00	3,154,345	38,351,237	11.50%	13.24%	4.40%
	2018		0.10%	1.65%	10.58	11.50	2,429,178	26,553,598	-5.59%	-4.11%	4.87%
	2017		0.10%	1.65%	11.44	12.02	1,942,368	22,552,589	7.42%	8.88%	5.00%
	2016		0.30%	1.65%	10.65	11.04	1,302,693	14,064,799	10.30%	11.80%	5.41%
	2015		0.30%	1.65%	9.66	9.86	735,945	7,172,203	-3.14%	-1.92%	6.41%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2019		0.10%	1.65%	11.61	18.65	1,165,687	18,429,499	29.61%	31.63%	0.00%
	2018		0.10%	1.65%	12.48	14.17	946,779	12,021,337	3.17%	4.78%	0.00%
	2017		0.10%	1.65%	12.09	12.70	575,740	7,089,100	27.80%	29.53%	0.00%
	2016		0.30%	1.65%	9.46	9.81	445,510	4,270,483	-4.20%	-2.90%	0.00%
	2015		0.30%	1.65%	9.88	10.10	358,101	3,564,305	-9.71%	-8.48%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2019		0.65%	2.55%	18.13	32.39	469,612	13,446,981	18.46%	20.73%	1.23%
	2018		0.65%	2.55%	15.31	26.83	523,001	12,464,299	-10.47%	-8.75%	1.45%
	2017		0.65%	2.55%	17.10	29.40	570,223	14,973,371	9.81%	11.85%	1.04%
	2016		0.65%	2.55%	15.57	26.28	616,910	14,504,456	12.83%	14.99%	1.04%
	2015		0.65%	2.55%	13.80	22.86	708,620	14,585,552	-5.88%	-4.07%	1.13%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2019		0.10%	1.65%	10.30	11.11	3,924,042	41,481,075	3.34%	4.95%	3.74%
	2018		0.10%	1.65%	9.97	10.61	3,308,018	33,646,714	-0.50%	1.05%	3.66%
	2017		0.10%	1.65%	10.02	10.52	2,327,055	23,717,626	0.52%	1.88%	3.96%
	2016		0.30%	1.65%	9.97	10.33	1,718,707	17,339,498	1.78%	3.16%	2.90%
	2015		0.30%	1.65%	9.79	10.01	1,336,246	13,185,468	-1.07%	0.28%	3.95%
LVIP American Balanced Allocation Fund - Service Class
	2019		0.10%	1.65%	10.86	13.54	4,691,616	58,819,179	15.30%	17.10%	2.32%
	2018		0.10%	1.65%	10.88	11.58	4,091,681	45,133,934	-5.96%	-4.49%	1.83%
	2017		0.10%	1.65%	11.57	12.15	3,969,287	46,618,136	12.54%	14.07%	2.50%
	2016		0.30%	1.65%	10.28	10.65	2,397,182	24,891,285	4.10%	5.51%	2.17%
	2015		0.30%	1.65%	9.87	9.96	1,245,806	12,378,996	-2.65%	-2.11%	4.57%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Balanced Allocation Fund - Standard Class
	2019		0.35%	1.70%	$12.61	$16.83	685,092	$9,817,051	15.65%	17.22%	2.90%
	2018		0.35%	1.70%	10.87	14.40	534,965	6,673,855	-5.67%	-4.39%	2.13%
	2017		0.35%	1.70%	12.08	15.11	492,146	6,910,683	12.86%	14.34%	2.48%
	2016		0.40%	1.70%	10.61	13.29	431,415	5,508,061	4.41%	5.78%	1.09%
	2015		0.40%	1.70%	10.14	12.56	756,193	9,397,360	-2.35%	-1.07%	3.03%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2019		0.20%	3.25%	13.03	15.89	32,030,137	480,547,031	23.34%	27.11%	3.15%
	2018		0.20%	3.20%	11.02	12.55	28,801,703	343,993,551	-13.66%	-11.38%	0.90%
	2017		0.60%	3.20%	12.76	14.16	24,892,800	338,312,266	9.82%	12.71%	0.96%
	2016		0.60%	3.20%	11.62	12.57	19,746,245	240,375,458	13.74%	16.73%	1.41%
	2015		0.60%	3.20%	10.22	10.76	14,100,392	148,581,982	-7.26%	-4.82%	1.83%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2019		1.30%	2.85%	11.08	12.01	2,858,788	33,991,163	12.69%	14.45%	2.28%
	2018		1.30%	2.85%	9.82	10.49	2,711,429	28,203,436	-6.06%	-4.64%	1.72%
	2017		1.30%	2.80%	10.46	11.00	2,331,383	25,476,512	8.61%	10.25%	1.87%
	2016		1.30%	2.80%	9.63	9.98	2,208,790	21,928,177	1.39%	2.92%	1.88%
	2015		1.30%	2.80%	9.52	9.70	1,471,731	14,213,210	-4.96%	-3.71%	4.02%
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2019		0.65%	0.90%	14.86	15.15	30,174	449,767	15.31%	15.60%	2.55%
	2018		0.65%	0.90%	12.89	13.11	32,040	414,302	-3.93%	-3.69%	1.59%
	2017		0.65%	0.90%	13.42	13.61	53,487	718,787	11.08%	11.35%	2.19%
	2016		0.65%	0.90%	12.08	12.22	54,114	654,522	3.70%	3.96%	1.90%
	2015		0.65%	0.90%	11.65	11.76	48,002	559,801	-2.98%	-2.73%	3.39%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2019		1.30%	2.90%	11.05	12.04	7,126,604	85,049,722	13.62%	15.45%	1.75%
	2018		1.30%	2.90%	9.77	10.45	7,001,878	72,491,760	-6.99%	-5.54%	1.23%
	2017		1.30%	2.85%	10.49	11.04	6,591,782	72,361,912	13.15%	14.86%	1.41%
	2016		1.30%	2.80%	9.27	9.61	6,605,037	63,222,610	0.10%	1.61%	1.36%
	2015		1.30%	2.80%	9.29	9.46	5,697,113	53,755,700	-5.97%	-4.74%	3.99%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2019		0.65%	1.70%	14.40	15.63	28,100	436,981	15.39%	16.61%	2.09%
	2018		0.65%	1.70%	12.48	13.41	28,726	383,216	-5.58%	-4.58%	1.55%
	2017		0.65%	1.70%	13.22	14.05	29,311	409,997	14.80%	16.01%	1.59%
	2016		0.65%	1.70%	11.52	12.11	55,099	665,837	1.57%	2.64%	1.29%
	2015		0.65%	1.70%	11.34	11.80	77,207	909,822	-4.79%	-3.79%	4.17%
LVIP American Global Growth Fund - Service Class II
	2019		0.20%	3.30%	14.63	29.23	11,691,185	304,248,747	30.40%	34.51%	1.32%
	2018		0.20%	3.30%	11.22	21.82	10,985,346	215,709,417	-12.34%	-9.57%	0.79%
	2017		0.20%	3.30%	16.73	24.22	8,541,589	189,479,395	26.87%	30.21%	0.37%
	2016		0.60%	3.20%	13.19	18.60	6,768,250	117,321,554	-2.92%	-0.37%	0.85%
	2015		0.60%	3.20%	13.59	18.67	6,603,420	116,266,383	3.22%	5.99%	1.61%
LVIP American Global Small Capitalization Fund - Service Class II
	2019		0.20%	3.20%	14.16	22.23	3,627,189	72,776,761	26.88%	30.63%	1.38%
	2018		0.30%	3.20%	10.93	17.07	4,160,325	64,907,233	-13.66%	-11.17%	0.67%
	2017		0.30%	3.15%	12.98	19.28	4,219,426	75,228,776	21.53%	24.67%	0.02%
	2016		0.60%	3.15%	10.68	15.46	4,400,791	63,532,834	-1.47%	1.07%	0.11%
	2015		0.60%	3.15%	10.84	15.26	4,755,786	68,593,027	-3.25%	-0.79%	0.22%
LVIP American Growth Allocation Fund - Service Class
	2019		0.10%	1.65%	10.86	13.96	3,328,354	43,219,315	17.25%	19.08%	2.06%
	2018		0.10%	1.65%	11.04	11.75	3,338,749	37,339,501	-6.89%	-5.43%	1.82%
	2017		0.10%	1.65%	11.85	12.45	2,766,360	33,355,228	15.23%	16.80%	1.80%
	2016		0.30%	1.65%	10.29	10.44	1,939,868	20,197,313	4.34%	4.92%	1.94%
	2015		1.10%	1.65%	9.88	9.95	1,326,973	13,171,250	-2.70%	-2.31%	3.87%
LVIP American Growth Allocation Fund - Standard Class
	2019		0.35%	1.70%	13.17	17.79	339,983	4,668,395	17.59%	19.19%	4.04%
	2018		0.35%	1.70%	11.06	14.96	128,037	1,572,983	-6.60%	-5.33%	2.21%
	2017		0.35%	1.70%	12.56	15.85	98,042	1,336,809	15.58%	17.09%	2.01%
	2016		0.40%	1.70%	10.73	13.56	163,494	2,122,250	4.66%	6.03%	2.18%
	2015		0.40%	1.70%	12.18	12.82	98,140	1,242,794	-2.56%	-1.48%	3.20%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Growth Fund - Service Class II
	2019		0.20%	3.30%	$14.34	$35.85	29,873,629	$952,636,064	26.07%	30.04%	1.92%
	2018		0.20%	3.30%	13.01	27.68	25,698,923	641,674,430	-3.87%	-0.84%	0.43%
	2017		0.20%	3.30%	19.60	28.03	21,103,350	543,233,094	23.80%	27.06%	0.42%
	2016		0.60%	3.20%	15.83	22.06	16,929,026	348,379,865	5.67%	8.45%	0.41%
	2015		0.60%	3.20%	14.98	20.34	16,800,673	321,970,300	3.11%	5.83%	0.26%
LVIP American Growth-Income Fund - Service Class II
	2019		0.20%	3.30%	13.64	32.77	28,746,622	834,035,032	21.62%	25.45%	2.80%
	2018		0.20%	3.30%	12.11	26.23	23,957,899	564,173,304	-5.33%	-2.34%	1.60%
	2017		0.20%	3.30%	19.19	26.96	18,700,432	463,148,709	18.12%	21.23%	1.28%
	2016		0.60%	3.20%	16.25	22.17	14,615,380	303,742,739	7.66%	10.43%	1.59%
	2015		0.65%	3.20%	15.09	20.08	14,377,572	273,014,519	-2.07%	0.46%	1.40%
LVIP American Income Allocation Fund - Standard Class
	2019		0.65%	1.85%	13.74	15.25	5,724	80,110	12.20%	13.55%	2.42%
	2018		0.65%	1.85%	12.25	13.43	6,099	75,876	-4.35%	-3.18%	2.13%
	2017		0.65%	1.85%	12.94	13.87	6,344	82,336	8.41%	9.55%	2.59%
	2016		0.65%	1.70%	12.66	12.66	4,752	57,078	4.94%	4.94%	7.02%
	2015		0.65%	0.65%	12.06	12.06	512	6,182	-1.34%	-1.34%	3.08%
LVIP American International Fund - Service Class II
	2019		0.20%	3.30%	11.37	18.89	14,891,906	251,140,717	18.52%	22.19%	1.37%
	2018		0.20%	3.25%	9.56	15.52	14,438,870	202,542,084	-16.27%	-13.67%	2.85%
	2017		0.20%	3.25%	12.32	18.05	11,645,093	192,818,815	27.51%	30.86%	1.00%
	2016		0.60%	3.20%	9.66	13.79	10,513,716	135,114,710	-0.10%	2.53%	0.95%
	2015		0.60%	3.20%	9.67	13.45	10,872,612	137,660,329	-7.84%	-5.41%	1.39%
LVIP American Preservation Fund - Service Class
	2019		0.10%	1.65%	9.60	10.61	888,500	8,799,619	2.36%	3.96%	1.99%
	2018		0.10%	1.65%	9.38	10.23	809,961	7,804,507	-1.14%	0.40%	1.65%
	2017		0.10%	1.65%	9.49	10.21	748,104	7,257,311	-0.33%	1.02%	1.20%
	2016		0.30%	1.65%	9.52	10.10	745,043	7,237,995	-0.09%	1.26%	1.27%
	2015		0.30%	1.65%	9.53	9.70	340,599	3,307,550	-1.68%	-1.13%	2.23%
LVIP American Preservation Fund - Standard Class
	2019		0.40%	1.90%	9.67	10.76	21,681	221,984	2.45%	3.99%	1.79%
	2018		0.40%	1.90%	9.44	10.25	18,838	186,960	-1.04%	0.25%	1.98%
	2017		0.60%	1.90%	9.54	10.22	13,101	127,785	-0.22%	1.08%	1.56%
	2016		0.60%	1.90%	9.56	10.11	12,117	118,019	0.00%	1.31%	2.38%
	2015		0.60%	1.90%	9.56	9.98	8,177	81,310	-1.58%	-0.29%	1.25%
LVIP AQR Enhanced Global Strategies Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.90%
	2015		0.30%	1.65%	10.31	10.51	247,690	2,566,129	0.18%	1.39%	1.84%
LVIP AQR Enhanced Global Strategies Fund - Standard Class
	2015		0.40%	0.40%	10.54	10.54	1,350	14,227	1.55%	1.55%	1.53%
LVIP Baron Growth Opportunities Fund - Service Class
	2019		0.10%	3.45%	14.19	35.07	9,348,593	262,267,497	31.76%	36.25%	0.00%
	2018		0.10%	3.45%	11.29	26.48	9,056,833	190,412,417	-7.05%	-4.03%	0.00%
	2017		0.10%	3.30%	13.62	28.39	8,384,298	187,355,105	23.23%	26.86%	0.00%
	2016		0.30%	3.20%	10.74	22.98	8,462,121	151,579,853	2.25%	5.25%	0.45%
	2015		0.30%	3.20%	10.20	22.42	9,602,526	165,654,313	-7.77%	-5.06%	0.00%
LVIP Baron Growth Opportunities Fund - Standard Class
	2019		0.35%	0.80%	16.15	17.89	63,884	1,106,079	35.64%	36.25%	0.00%
	2018		0.35%	0.80%	12.02	13.14	58,096	749,952	-4.46%	-4.03%	0.00%
	2017		0.35%	0.80%	13.50	13.70	61,063	834,199	26.54%	27.05%	0.00%
	2016		0.40%	0.80%	10.67	10.78	59,546	641,310	4.99%	5.41%	0.75%
	2015		0.40%	0.80%	10.16	10.23	47,774	488,196	-5.29%	-4.91%	0.00%
LVIP BlackRock Advantage Allocation Fund - Service Class
	2019		0.10%	3.25%	10.82	14.63	689,269	9,492,636	12.66%	16.03%	2.92%
	2018		0.30%	3.25%	10.00	12.72	402,976	4,900,725	-8.62%	-5.88%	2.75%
	2017	5/30/17	0.30%	3.45%	10.73	13.63	131,268	1,703,651	0.14%	6.72%	4.69%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Advantage Allocation Fund - Standard Class
	2019		0.50%	1.85%	$12.36	$14.15	1,588	$20,654	14.53%	16.08%	2.57%
	2018	1/22/18	0.50%	1.85%	10.65	12.36	1,685	18,973	-8.52%	-5.80%	2.56%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2019		0.10%	3.20%	10.94	19.85	84,720,363	1,349,908,838	14.57%	18.18%	2.24%
	2018		0.10%	3.20%	11.07	17.28	61,260,076	835,504,027	-11.03%	-8.23%	2.06%
	2017		0.10%	3.20%	12.38	19.37	59,354,687	891,999,703	12.49%	15.44%	1.66%
	2016		0.60%	3.20%	10.96	17.18	56,514,717	741,763,728	8.16%	11.01%	1.73%
	2015		0.60%	3.20%	10.09	15.84	45,976,859	547,885,035	-8.08%	-5.66%	1.68%
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
	2019		0.35%	0.75%	13.16	26.13	29,472	497,111	17.70%	18.18%	1.94%
	2018		0.35%	0.75%	11.18	22.16	14,163	257,271	-8.60%	-8.46%	1.60%
	2017		0.60%	0.75%	24.10	24.21	24,394	547,290	15.67%	15.73%	2.06%
	2016		0.60%	0.65%	20.83	20.92	17,937	374,870	11.24%	11.30%	2.66%
	2015		0.60%	0.65%	18.73	18.80	5,893	110,478	-5.48%	-5.43%	0.84%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.66%
	2015		0.30%	3.20%	7.33	7.99	27,622,413	212,918,114	-17.89%	-15.47%	1.59%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.68%
	2015		0.65%	1.90%	7.71	8.04	17,770	139,424	-16.61%	-15.56%	1.59%
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
	2019		0.30%	3.45%	9.73	12.16	77,669,194	860,861,024	12.28%	15.88%	1.55%
	2018		0.30%	3.45%	8.90	10.50	84,715,124	820,794,992	-10.70%	-7.84%	0.00%
	2017		0.30%	3.45%	9.94	11.21	88,951,594	946,920,205	9.26%	12.13%	0.74%
	2016		0.60%	3.20%	9.10	9.98	94,897,830	910,479,083	-0.73%	1.84%	0.70%
	2015		0.65%	3.20%	9.16	9.80	95,115,923	905,299,405	-7.66%	-5.27%	0.78%
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class
	2019		0.60%	1.70%	11.32	12.18	13,047	154,629	14.67%	15.93%	2.28%
	2018		0.60%	1.70%	9.87	10.51	14,909	153,276	-8.80%	-7.79%	0.00%
	2017		0.60%	1.70%	10.83	11.39	15,773	176,623	11.29%	12.52%	1.06%
	2016		0.60%	1.70%	9.73	10.13	16,019	159,954	1.12%	2.24%	0.52%
	2015		0.60%	1.70%	9.62	9.90	26,009	255,285	-5.93%	-4.89%	1.05%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2019		0.20%	3.25%	11.79	12.96	35,100,790	441,261,497	13.88%	17.29%	1.87%
	2018		0.30%	3.25%	10.35	11.09	28,030,975	303,690,566	-6.43%	-3.63%	1.79%
	2017		0.30%	3.25%	11.08	11.54	17,324,993	196,900,660	10.41%	13.21%	1.60%
	2016	6/14/16	0.65%	3.15%	10.03	10.20	6,656,287	67,444,230	-1.95%	1.66%	1.90%
LVIP BlackRock Global Real Estate Fund - Service Class
	2019		0.10%	3.20%	9.01	20.15	8,939,935	95,284,039	20.68%	24.48%	3.24%
	2018		0.10%	3.20%	7.44	16.65	10,004,550	86,836,986	-11.45%	-8.66%	3.49%
	2017		0.10%	3.20%	8.37	18.76	10,742,974	103,522,831	7.10%	10.25%	4.08%
	2016		0.30%	3.20%	7.79	17.47	11,133,444	98,412,635	-2.24%	0.64%	3.57%
	2015		0.30%	3.20%	7.94	17.83	11,895,797	105,644,091	-4.57%	-2.06%	2.84%
LVIP BlackRock Global Real Estate Fund - Standard Class
	2019		0.35%	0.75%	11.30	13.03	131,255	1,555,290	23.98%	24.48%	3.90%
	2018		0.35%	0.75%	9.20	10.47	118,986	1,137,599	-8.71%	-8.66%	4.99%
	2017		0.35%	0.40%	11.47	11.47	56,559	619,695	10.42%	10.42%	5.04%
	2016		0.40%	0.40%	10.39	10.39	31,155	323,593	0.78%	0.78%	3.85%
	2015		0.40%	0.40%	10.31	10.31	29,765	306,765	-1.62%	-1.62%	3.05%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2019		0.10%	3.50%	8.19	11.56	69,889,718	732,840,789	2.25%	5.52%	2.00%
	2018		0.10%	3.25%	8.01	11.02	73,109,637	737,319,451	-3.18%	-0.08%	4.58%
	2017		0.10%	3.25%	8.98	11.09	77,086,771	789,456,865	-1.27%	1.63%	1.66%
	2016		0.30%	3.20%	9.10	10.95	73,298,727	748,802,675	0.07%	2.66%	0.74%
	2015		0.59%	3.14%	9.09	10.66	73,741,592	741,288,073	-6.07%	-3.64%	1.19%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2019		0.35%	2.25%	$9.42	$11.88	363,651	$3,986,889	3.54%	5.52%	2.31%
	2018		0.35%	2.25%	9.09	11.28	369,976	3,854,552	-1.96%	-0.08%	6.34%
	2017		0.35%	2.25%	10.02	11.32	186,517	1,969,942	0.26%	1.77%	1.91%
	2016		0.40%	1.90%	9.99	11.15	77,400	846,379	1.62%	2.95%	1.25%
	2015		0.60%	1.90%	9.83	10.83	61,202	653,809	-4.65%	-3.40%	1.06%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2018	10/3/18	0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.01%
	2017		0.10%	1.65%	10.08	10.58	780,213	7,973,058	3.94%	5.35%	3.39%
	2016		0.30%	1.65%	9.69	10.05	643,274	6,299,800	4.99%	6.42%	3.12%
	2015		0.30%	1.65%	9.23	9.32	379,203	3,524,117	-5.73%	-5.21%	4.81%
LVIP BlackRock Multi-Asset Income Fund - Standard Class
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.39%
	2017		0.35%	0.80%	10.49	10.64	20,304	215,941	5.08%	5.51%	3.21%
	2016		0.40%	0.80%	10.09	10.09	25,501	257,188	6.58%	6.58%	2.72%
	2015		0.40%	0.40%	9.47	9.47	23,295	220,487	-4.31%	-4.31%	1.44%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2019		0.20%	3.25%	12.17	13.35	38,877,685	502,645,730	14.74%	18.24%	1.66%
	2018		0.20%	3.20%	10.60	11.34	27,163,811	300,600,475	-6.13%	-3.36%	1.30%
	2017		0.30%	3.20%	11.33	11.78	20,458,354	237,050,490	9.75%	12.36%	1.24%
	2016	6/13/16	0.65%	3.00%	10.33	10.48	11,369,232	118,376,390	-0.20%	4.03%	1.09%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.46%
	2015	5/19/15	0.65%	3.00%	8.91	9.05	2,965,601	26,647,714	-13.35%	-1.64%	0.22%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.05%
	2015	8/25/15	0.65%	0.65%	9.06	9.06	33,610	304,560	-0.26%	-0.26%	0.37%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2019		0.20%	3.25%	11.20	26.27	42,054,850	906,351,894	15.87%	19.40%	0.51%
	2018		0.20%	3.20%	13.70	22.25	37,050,817	680,485,160	-7.56%	-5.12%	0.57%
	2017		0.60%	3.20%	14.82	23.63	29,637,789	582,314,071	21.86%	25.11%	0.45%
	2016		0.60%	3.20%	12.16	19.04	27,841,251	443,437,385	-4.66%	-2.15%	0.23%
	2015		0.60%	3.20%	12.76	19.60	21,622,553	358,222,133	-2.10%	0.48%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2019		1.30%	3.20%	13.86	27.61	100,970	2,247,802	16.16%	18.38%	0.68%
	2018		1.30%	3.20%	15.69	23.32	110,126	2,098,175	-6.96%	-5.55%	0.69%
	2017		1.30%	2.80%	16.81	24.69	114,999	2,421,970	22.65%	24.50%	0.63%
	2016		1.30%	2.80%	13.66	19.83	134,037	2,271,920	-4.04%	-2.59%	0.44%
	2015		1.30%	2.80%	14.20	20.36	132,967	2,331,556	-1.46%	0.03%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2019		0.20%	3.25%	11.84	21.40	46,940,899	695,750,916	20.67%	24.37%	0.00%
	2018		0.20%	3.20%	10.40	17.69	46,261,418	557,371,135	-3.02%	-0.47%	0.00%
	2017		0.60%	3.20%	10.68	18.19	41,804,878	509,481,841	21.30%	24.49%	0.00%
	2016		0.60%	3.20%	8.78	14.96	44,642,154	441,131,535	-1.21%	1.39%	0.00%
	2015		0.60%	3.20%	8.85	15.11	29,066,347	285,610,686	-7.45%	-5.01%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2019		0.65%	0.90%	27.30	28.01	3,972	109,064	23.80%	24.11%	0.00%
	2018		0.65%	0.90%	22.05	22.57	3,731	82,612	-0.54%	-0.29%	0.00%
	2017		0.65%	0.90%	22.17	22.63	3,774	83,992	24.44%	24.75%	0.00%
	2016	1/29/16	0.65%	0.90%	17.82	18.14	4,436	79,489	8.24%	10.21%	0.00%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.10%
	2018		0.30%	3.30%	9.53	10.45	14,461,226	146,057,785	-8.79%	-6.48%	0.83%
	2017		0.65%	3.15%	10.45	11.17	11,186,695	121,841,446	13.98%	16.87%	0.77%
	2016		0.65%	3.15%	9.17	9.56	8,814,090	82,886,555	0.22%	2.75%	0.83%
	2015	5/18/15	0.65%	3.15%	9.15	9.30	5,489,986	50,734,955	-9.06%	0.74%	1.28%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
	2019		0.30%	3.50%	$11.36	$14.73	37,250,051	$519,138,469	15.19%	18.58%	1.44%
	2018		0.30%	3.20%	10.97	12.50	23,468,956	278,943,455	-6.19%	-3.72%	0.95%
	2017		0.60%	3.20%	11.70	12.98	21,202,247	264,309,319	16.81%	19.89%	1.12%
	2016		0.60%	3.20%	10.02	10.81	20,459,234	214,840,338	5.23%	7.95%	1.10%
	2015		0.65%	3.20%	9.52	10.02	12,493,072	122,709,888	-7.26%	-4.86%	1.02%
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class
	2019		0.65%	1.70%	14.13	15.05	4,813	70,920	17.36%	18.60%	1.48%
	2018		0.65%	1.70%	12.04	12.69	5,101	63,548	-4.44%	-3.43%	1.21%
	2017		0.65%	1.70%	12.60	13.14	5,965	77,335	19.00%	20.25%	1.39%
	2016		0.65%	1.70%	10.59	10.92	6,499	70,270	7.19%	8.32%	1.17%
	2015		0.65%	1.70%	9.88	10.09	6,889	68,980	-5.52%	-4.52%	1.25%
LVIP Delaware Bond Fund - Service Class
	2019		0.10%	3.45%	9.46	16.21	266,540,205	3,830,010,243	5.14%	8.72%	2.81%
	2018		0.10%	3.50%	8.98	14.99	256,147,176	3,430,388,924	-4.53%	-1.28%	2.90%
	2017		0.10%	3.45%	9.87	15.33	247,917,303	3,404,290,566	0.73%	3.69%	2.61%
	2016		0.30%	3.20%	9.79	14.88	228,604,065	3,059,974,255	-0.86%	2.06%	2.27%
	2015		0.30%	3.20%	9.88	14.69	213,372,807	2,823,625,874	-3.12%	-0.56%	2.08%
LVIP Delaware Bond Fund - Standard Class
	2019		0.35%	3.30%	9.87	21.54	3,811,955	66,336,120	5.66%	8.82%	2.98%
	2018		0.35%	3.30%	9.87	20.01	3,989,069	66,531,942	-3.76%	-1.18%	3.06%
	2017		0.35%	3.00%	10.26	20.46	4,405,773	76,539,858	1.29%	3.96%	2.74%
	2016		0.40%	3.00%	10.13	19.88	4,909,179	84,517,844	-0.31%	2.31%	2.41%
	2015		0.40%	3.00%	10.16	19.62	5,497,881	94,155,133	-2.58%	-0.01%	2.26%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2019		0.10%	3.30%	8.41	10.72	79,904,121	778,902,189	0.95%	4.24%	2.43%
	2018		0.10%	3.30%	8.32	10.34	85,170,906	807,424,645	-3.23%	-0.08%	3.41%
	2017		0.10%	3.30%	8.59	10.40	79,945,295	768,776,356	-0.94%	1.97%	0.86%
	2016		0.30%	3.20%	8.67	10.27	73,387,272	701,113,998	-1.21%	1.70%	0.00%
	2015		0.30%	3.20%	8.78	10.13	75,927,711	723,155,146	-4.09%	-1.56%	1.32%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2019		0.35%	2.15%	9.47	11.04	280,535	2,937,942	2.38%	4.24%	2.74%
	2018		0.35%	2.15%	9.25	10.61	271,082	2,739,923	-1.87%	-0.08%	4.18%
	2017		0.35%	2.15%	9.42	10.65	192,061	1,963,139	0.36%	2.13%	1.20%
	2016		0.40%	2.15%	9.39	10.45	133,277	1,346,836	0.07%	1.91%	0.00%
	2015		0.40%	2.15%	9.38	10.28	174,165	1,749,425	-2.82%	-1.31%	2.02%
LVIP Delaware Social Awareness Fund - Service Class
	2019		0.30%	3.25%	14.28	37.95	2,268,109	65,455,651	27.31%	31.12%	1.74%
	2018		0.30%	3.25%	11.20	29.25	2,346,575	52,990,630	-7.84%	-5.20%	0.98%
	2017		0.30%	3.15%	17.44	31.17	2,465,434	59,997,330	16.06%	19.00%	0.92%
	2016		0.65%	3.15%	14.97	26.38	2,769,135	57,545,387	2.97%	5.57%	1.08%
	2015		0.65%	3.15%	14.48	25.16	3,033,071	60,575,856	-3.94%	-1.66%	1.08%
LVIP Delaware Social Awareness Fund - Standard Class
	2019		0.35%	2.70%	15.02	40.83	191,945	6,480,771	28.46%	31.52%	1.93%
	2018		0.35%	2.70%	11.57	31.51	225,365	6,038,334	-7.11%	-4.90%	1.25%
	2017		0.35%	2.70%	19.56	33.64	258,441	7,562,373	16.99%	18.64%	1.24%
	2016		0.40%	2.70%	16.68	28.51	300,322	7,450,235	3.80%	5.26%	1.38%
	2015		1.30%	2.80%	16.04	27.23	345,403	8,181,511	-3.41%	-1.95%	1.38%
LVIP Delaware Special Opportunities Fund - Service Class
	2019		0.30%	3.25%	13.40	28.71	5,839,500	113,150,904	25.81%	29.58%	0.93%
	2018		0.30%	3.45%	10.73	22.75	5,161,542	78,349,155	-17.76%	-15.30%	1.12%
	2017		0.20%	3.25%	15.86	27.58	4,321,647	78,489,021	13.72%	16.58%	1.05%
	2016		0.65%	3.15%	13.91	24.21	3,768,454	59,555,277	16.27%	19.21%	1.27%
	2015		0.65%	3.15%	11.93	20.78	3,788,707	50,665,570	-3.19%	-0.74%	0.91%
LVIP Delaware Wealth Builder Fund - Service Class
	2019		0.10%	3.45%	10.88	23.06	874,645	16,637,639	11.69%	15.49%	2.81%
	2018		0.10%	3.45%	9.69	20.22	789,961	13,277,827	-8.30%	-5.74%	2.90%
	2017		0.30%	3.05%	13.21	21.68	714,939	13,256,234	8.87%	11.18%	2.03%
	2016		0.75%	2.85%	13.09	19.62	774,824	13,171,941	2.40%	4.57%	1.28%
	2015		0.75%	2.85%	12.79	18.87	900,203	14,777,248	-4.35%	-2.31%	1.33%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Wealth Builder Fund - Standard Class
	2019		1.30%	3.20%	$11.78	$24.24	182,307	$4,097,808	12.26%	14.41%	2.76%
	2018		1.30%	3.20%	13.81	21.19	202,987	4,010,940	-7.70%	-6.44%	2.97%
	2017		0.50%	2.65%	14.94	22.65	218,079	4,613,632	9.36%	10.84%	2.24%
	2016		1.30%	2.65%	13.64	20.43	228,894	4,422,339	2.86%	4.26%	1.53%
	2015		1.30%	2.65%	13.24	19.60	258,273	4,810,124	-3.91%	-2.61%	1.56%
LVIP Dimensional International Core Equity Fund - Service Class
	2019		0.10%	3.30%	9.49	12.82	8,127,286	89,714,991	16.62%	20.41%	2.39%
	2018		0.10%	3.30%	8.79	10.65	6,340,096	59,116,387	-20.31%	-17.83%	1.93%
	2017		0.10%	3.15%	11.04	11.91	3,604,821	41,630,401	23.07%	26.63%	2.41%
	2016		0.30%	3.15%	9.00	9.40	1,118,761	10,303,692	1.21%	3.93%	2.12%
	2015	5/19/15	0.30%	2.95%	8.89	9.05	598,280	5,366,591	-12.59%	3.19%	1.57%
LVIP Dimensional International Core Equity Fund - Standard Class
	2019		0.35%	2.05%	10.94	12.86	837,454	10,435,299	18.39%	20.42%	2.47%
	2018		0.35%	2.05%	9.28	10.68	812,229	8,372,725	-19.15%	-17.84%	2.75%
	2017		0.35%	1.95%	11.74	11.96	293,223	3,572,657	25.97%	26.86%	2.30%
	2016		0.40%	1.10%	9.39	9.43	159,195	1,499,132	3.83%	4.09%	3.31%
	2015	6/30/15	0.40%	0.65%	9.04	9.06	37,724	341,341	-7.33%	0.76%	1.90%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2019		0.10%	3.25%	9.44	12.82	48,751,080	538,074,901	12.85%	16.40%	2.56%
	2018		0.10%	3.20%	8.46	11.09	44,656,486	428,199,854	-18.92%	-16.37%	1.91%
	2017		0.10%	3.20%	10.44	13.36	31,059,947	360,153,651	21.88%	25.47%	2.21%
	2016		0.30%	3.20%	8.56	10.71	27,310,098	255,372,817	-1.48%	1.11%	2.01%
	2015		0.60%	3.20%	8.69	10.62	25,143,655	234,564,080	-7.23%	-4.78%	0.82%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
	2019		0.35%	1.85%	10.79	12.66	153,840	1,869,672	14.67%	16.35%	2.77%
	2018		0.40%	1.90%	9.28	10.92	135,044	1,401,297	-17.66%	-16.42%	2.06%
	2017		0.40%	1.90%	11.10	12.61	116,992	1,457,945	23.80%	25.66%	2.21%
	2016		0.40%	1.90%	8.83	10.05	134,949	1,340,711	0.05%	1.57%	1.84%
	2015		0.40%	1.90%	8.70	9.92	182,420	1,794,623	-5.78%	-4.35%	0.84%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2019		0.10%	3.45%	13.43	29.09	7,582,625	172,010,916	25.26%	29.53%	1.74%
	2018		0.10%	3.45%	10.72	22.57	5,956,491	108,538,504	-10.74%	-7.70%	1.38%
	2017		0.10%	3.45%	13.07	25.11	4,428,948	89,522,313	16.72%	20.10%	1.29%
	2016		0.30%	3.15%	11.54	21.47	3,051,355	52,633,212	10.69%	13.33%	1.26%
	2015		0.60%	2.95%	13.93	19.40	2,534,588	39,639,227	-5.18%	-2.99%	1.28%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2019		0.35%	2.05%	15.04	37.73	559,397	9,981,488	27.47%	29.66%	2.14%
	2018		0.35%	2.05%	11.64	29.17	433,254	6,360,739	-8.99%	-7.62%	2.00%
	2017		0.35%	1.85%	13.15	31.66	231,772	4,175,636	19.92%	20.39%	1.79%
	2016		0.40%	0.80%	10.93	26.24	75,952	1,576,732	13.67%	13.95%	1.87%
	2015	7/13/15	0.40%	0.65%	9.59	23.08	44,751	942,332	-4.91%	1.67%	3.20%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2019		0.10%	3.25%	11.13	14.88	6,765,207	93,278,460	24.40%	28.38%	1.20%
	2018		0.10%	3.25%	10.48	11.59	4,662,832	51,330,230	-12.57%	-9.95%	1.08%
	2017		0.10%	3.15%	12.02	12.89	2,944,958	36,713,343	14.58%	17.65%	1.20%
	2016		0.30%	2.95%	10.49	10.96	1,404,206	15,056,208	13.09%	16.02%	1.85%
	2015	5/20/15	0.30%	2.95%	9.28	9.45	372,458	3,485,776	-8.68%	2.19%	1.22%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
	2019		0.35%	2.05%	13.85	14.96	680,607	9,936,372	26.21%	28.37%	1.36%
	2018		0.35%	2.05%	11.01	11.66	651,328	7,425,451	-11.39%	-9.96%	1.58%
	2017		0.35%	1.95%	12.87	12.95	254,296	3,256,479	17.54%	17.84%	1.46%
	2016		0.40%	0.65%	10.95	10.99	115,458	1,267,876	16.00%	16.29%	1.74%
	2015	9/8/15	0.40%	0.65%	9.44	9.45	54,721	516,873	0.38%	2.18%	1.06%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2019		0.10%	3.25%	10.88	20.57	50,885,465	884,712,324	15.46%	19.16%	0.99%
	2018		0.10%	3.25%	11.47	17.40	48,098,585	710,674,695	-10.92%	-8.11%	0.84%
	2017		0.10%	3.20%	12.50	19.07	41,366,501	673,761,572	15.13%	18.52%	0.96%
	2016		0.30%	3.20%	10.55	16.18	35,793,467	497,404,950	7.37%	10.52%	1.05%
	2015		0.30%	3.20%	9.55	14.72	29,811,348	378,661,197	-10.75%	-8.12%	1.05%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
	2019		0.35%	1.85%	$13.37	$19.25	208,016	$3,381,598	17.38%	19.16%	1.27%
	2018		0.35%	1.90%	11.55	16.19	152,998	2,272,587	-9.53%	-8.16%	1.09%
	2017		0.40%	1.90%	12.57	17.67	139,149	2,346,796	16.93%	18.69%	0.97%
	2016		0.40%	1.90%	10.59	14.92	245,471	3,454,035	9.04%	10.69%	1.00%
	2015		0.40%	1.90%	9.57	13.50	352,952	4,437,665	-9.35%	-7.98%	1.18%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
	2019		0.10%	3.45%	9.11	11.62	71,285,726	758,441,830	3.57%	7.10%	2.42%
	2018		0.10%	3.45%	8.94	10.90	61,620,139	621,064,769	-3.53%	-0.49%	2.00%
	2017		0.10%	3.20%	9.27	11.01	55,525,545	570,913,243	-0.55%	2.38%	1.75%
	2016		0.30%	3.20%	9.32	10.79	46,575,970	473,481,546	-1.37%	1.52%	1.36%
	2015		0.30%	3.20%	9.45	10.66	40,323,253	408,799,837	-3.09%	-0.53%	1.49%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2019		0.35%	2.05%	10.37	11.87	1,781,221	19,494,744	5.30%	7.10%	2.76%
	2018		0.35%	2.05%	9.88	11.11	1,566,765	16,207,787	-2.03%	-0.50%	2.87%
	2017		0.35%	1.90%	10.27	11.19	794,837	8,443,753	1.01%	2.53%	2.21%
	2016		0.40%	1.90%	10.17	10.94	510,152	5,443,570	0.19%	1.70%	2.04%
	2015		0.40%	1.90%	10.15	10.78	330,344	3,514,167	-1.57%	-0.09%	1.49%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
	2019		0.30%	3.20%	11.12	15.23	29,299,726	416,422,262	15.85%	19.26%	0.91%
	2018		0.30%	3.20%	11.06	12.81	30,888,470	372,739,460	-9.14%	-6.74%	0.93%
	2017		0.60%	3.20%	12.18	13.73	33,438,646	436,900,060	14.89%	17.91%	2.16%
	2016		0.60%	3.20%	10.60	11.65	37,192,600	416,362,394	2.87%	5.58%	0.70%
	2015		0.60%	3.20%	10.30	11.03	38,465,190	412,240,126	-8.14%	-5.72%	1.51%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class
	2019		0.60%	1.70%	14.49	15.59	7,770	119,198	18.02%	19.32%	1.25%
	2018		0.60%	1.70%	12.28	13.06	8,112	104,451	-7.44%	-6.41%	1.25%
	2017		0.60%	1.70%	13.27	13.96	9,642	133,178	17.03%	18.32%	2.38%
	2016		0.60%	1.70%	11.34	11.80	17,550	205,847	4.80%	5.95%	0.54%
	2015		0.60%	1.70%	10.82	11.13	55,938	621,392	-6.42%	-5.38%	2.25%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2019		0.10%	3.25%	9.22	16.59	83,899,555	914,361,294	8.97%	12.39%	1.63%
	2018		0.10%	3.20%	8.43	14.87	83,302,219	817,020,090	-12.22%	-9.64%	1.21%
	2017		0.30%	3.20%	9.57	16.53	76,900,455	842,703,383	17.29%	20.74%	1.15%
	2016		0.30%	3.20%	8.13	13.95	78,982,769	725,286,082	-1.06%	1.86%	1.22%
	2015		0.30%	3.20%	8.19	13.73	74,921,702	683,969,015	-11.15%	-8.80%	1.27%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
	2019		0.35%	0.35%	12.76	12.76	3,675	46,883	12.40%	12.40%	1.95%
	2018	4/9/18	0.35%	0.35%	11.35	11.35	3,400	38,593	-7.40%	-7.40%	1.44%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2019		0.30%	3.50%	11.11	12.64	1,499,784	18,079,309	14.89%	18.33%	3.10%
	2018		0.30%	3.25%	9.70	10.69	1,169,429	12,024,634	-6.55%	-4.14%	1.68%
	2017		0.30%	2.85%	10.25	10.46	687,730	7,423,670	8.66%	9.26%	3.30%
	2016		0.30%	1.65%	9.44	9.58	223,180	2,126,674	-0.57%	-0.02%	0.77%
	2015		1.10%	1.65%	9.49	9.58	218,147	2,083,712	-4.59%	-4.06%	1.84%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class
	2019		0.35%	0.50%	12.66	12.70	18,215	229,916	18.38%	18.50%	9.40%
	2018		0.40%	0.50%	10.70	10.70	2,977	31,886	-4.10%	-4.10%	3.10%
	2017	12/19/17	0.50%	0.50%	11.15	11.15	1,204	13,429	0.00%	0.00%	2.14%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.77%
	2018		0.30%	3.20%	9.37	10.67	26,943,586	273,264,323	-9.74%	-7.37%	2.80%
	2017		0.60%	3.20%	10.38	11.52	28,088,590	310,357,024	7.33%	10.16%	3.19%
	2016		0.60%	3.20%	9.67	10.46	25,533,930	258,576,706	7.46%	10.29%	2.42%
	2015		0.60%	3.20%	9.00	9.48	17,970,955	166,643,018	-10.93%	-8.58%	3.14%
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	10.83	10.83	991	10,736	-7.09%	-7.09%	3.15%
	2017		0.65%	0.65%	11.66	11.66	992	11,582	10.49%	10.49%	3.52%
	2016		0.65%	0.65%	10.55	10.55	979	10,336	10.64%	10.64%	2.61%
	2015		0.65%	0.65%	9.54	9.54	1,014	9,674	-8.31%	-8.31%	1.64%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
	2019		0.30%	2.95%	$10.93	$11.18	8,878,621	$99,014,425	13.78%	16.08%	9.28%
	2018	11/21/18	0.95%	2.95%	9.61	9.63	322,277	3,103,080	-3.42%	-0.15%	2.93%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class
	2019	1/25/19	0.50%	0.50%	11.27	11.27	185,589	2,091,931	13.55%	13.55%	4.43%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2019		0.30%	3.35%	11.98	18.90	60,916,864	1,035,702,012	11.11%	14.38%	2.29%
	2018		0.30%	3.20%	10.47	16.64	66,435,268	999,840,032	-7.69%	-4.98%	2.21%
	2017		0.30%	3.20%	11.91	17.63	74,111,633	1,187,595,457	6.75%	9.56%	1.97%
	2016		0.60%	3.25%	11.16	16.16	84,921,037	1,255,511,370	1.45%	4.13%	1.81%
	2015		0.60%	3.20%	11.00	15.17	86,710,812	1,244,285,799	-5.31%	-2.82%	1.89%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2019		0.50%	0.65%	20.08	20.08	12,476	166,261	14.27%	14.27%	1.75%
	2018		0.65%	0.70%	17.58	17.58	13,275	211,017	-5.07%	-5.07%	2.57%
	2017		0.65%	0.65%	18.52	18.52	10,262	190,014	9.78%	9.78%	2.30%
	2016		0.65%	0.65%	16.87	16.87	10,403	175,465	4.34%	4.34%	2.26%
	2015		0.65%	0.65%	16.17	16.17	7,033	113,698	-2.63%	-2.63%	4.16%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2019		0.10%	3.25%	10.58	17.04	500,840,410	7,885,214,352	11.92%	15.45%	2.01%
	2018		0.10%	3.35%	9.45	14.93	548,558,783	7,580,445,279	-9.50%	-6.74%	2.12%
	2017		0.20%	3.20%	12.03	16.18	577,677,484	8,675,652,133	11.71%	14.65%	2.06%
	2016		0.30%	3.20%	10.08	14.21	620,705,979	8,206,660,387	1.20%	4.17%	1.55%
	2015		0.30%	3.20%	9.68	13.77	654,613,205	8,408,274,523	-6.96%	-4.22%	1.76%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2019		0.35%	1.85%	12.41	20.86	584,921	8,842,285	13.73%	15.45%	2.49%
	2018		0.35%	1.85%	10.87	18.12	523,619	7,246,061	-7.91%	-6.66%	2.63%
	2017		0.35%	1.75%	17.70	19.46	454,223	7,078,462	13.69%	14.94%	3.55%
	2016		0.60%	1.70%	15.57	16.93	238,437	4,010,369	2.98%	4.12%	1.79%
	2015		0.60%	1.70%	15.12	16.26	247,590	4,002,312	-5.31%	-4.27%	1.98%
LVIP Global Income Fund - Service Class
	2019		0.10%	3.20%	8.90	13.06	48,356,004	566,003,310	3.12%	6.36%	2.29%
	2018		0.10%	3.20%	8.63	12.35	52,928,016	591,653,756	-1.55%	1.55%	3.61%
	2017		0.10%	3.20%	8.76	12.23	58,319,128	651,725,297	1.49%	4.47%	0.00%
	2016		0.30%	3.20%	8.63	11.74	54,819,986	594,206,023	-2.90%	-0.04%	0.00%
	2015		0.30%	3.20%	8.89	11.79	54,548,202	599,143,037	-5.35%	-2.85%	2.97%
LVIP Global Income Fund - Standard Class
	2019		0.35%	0.80%	10.76	11.01	72,813	793,102	5.89%	6.36%	2.91%
	2018		0.35%	0.80%	10.24	10.35	58,680	600,727	1.14%	1.55%	3.73%
	2017		0.35%	0.75%	10.20	10.20	71,455	728,688	4.63%	4.63%	0.00%
	2016		0.40%	0.40%	9.75	9.75	63,816	622,192	0.11%	0.11%	0.00%
	2015	12/14/15	0.40%	0.40%	9.74	9.74	5,445	53,033	0.28%	0.28%	0.00%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2019		0.20%	3.45%	10.38	17.74	385,193,206	6,217,351,488	10.84%	14.39%	2.08%
	2018		0.30%	3.45%	9.51	15.66	414,825,964	5,929,571,188	-8.87%	-5.96%	2.13%
	2017		0.30%	3.45%	11.92	16.81	437,659,078	6,740,595,886	10.45%	13.36%	1.99%
	2016		0.30%	3.20%	10.10	14.92	474,208,425	6,512,157,024	0.80%	3.76%	1.45%
	2015		0.30%	3.20%	9.74	14.52	494,104,981	6,624,070,189	-6.65%	-3.90%	1.79%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
	2019		0.35%	1.85%	12.26	20.38	335,821	4,507,772	12.91%	14.62%	3.91%
	2018		0.35%	1.85%	10.74	17.83	131,021	1,752,035	-7.03%	-5.76%	2.70%
	2017		0.35%	1.70%	11.38	18.98	77,338	1,243,353	12.39%	13.58%	2.70%
	2016		0.65%	1.70%	15.43	16.71	54,491	854,670	2.58%	3.67%	1.76%
	2015		0.65%	1.70%	15.05	16.12	49,475	767,170	-5.00%	-4.00%	2.46%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.24%
	2018		0.10%	3.00%	9.89	10.53	1,128,923	11,460,299	-7.47%	-4.75%	2.76%
	2017		0.10%	3.00%	10.60	11.13	890,967	9,632,896	5.89%	7.32%	3.45%
	2016		0.30%	1.65%	10.01	10.16	387,317	3,924,522	6.89%	7.48%	3.28%
	2015		1.10%	1.65%	9.36	9.45	261,456	2,467,548	-5.66%	-5.14%	5.42%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Goldman Sachs Income Builder Fund - Standard Class
	2019		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	2.40%
	2018		0.35%	0.50%	10.50	10.66	49,691	520,700	-4.89%	-4.80%	4.40%
	2017		0.40%	0.50%	11.19	11.19	4,122	45,899	7.50%	7.50%	3.23%
	2016		0.40%	0.40%	10.41	10.41	2,806	29,222	8.51%	8.51%	3.24%
	2015		0.40%	0.40%	9.60	9.60	1,998	19,182	-4.24%	-4.24%	3.26%
LVIP Government Money Market Fund - Service Class
	2019		0.10%	3.45%	7.54	10.26	31,687,818	296,945,500	-1.66%	1.44%	1.51%
	2018		0.10%	3.20%	7.65	10.11	28,189,945	261,559,670	-2.04%	1.04%	1.15%
	2017		0.10%	3.20%	7.79	10.04	22,932,493	212,678,122	-2.98%	-0.42%	0.18%
	2016		0.60%	3.20%	8.01	10.09	23,824,249	221,280,316	-3.12%	-0.58%	0.02%
	2015		0.60%	3.20%	8.25	10.15	25,821,065	243,717,501	-3.13%	-0.60%	0.02%
LVIP Government Money Market Fund - Standard Class
	2019		0.35%	2.70%	7.77	10.72	3,242,772	31,553,928	-0.92%	1.44%	1.76%
	2018		0.35%	2.70%	7.84	10.68	2,729,231	26,540,160	-1.31%	1.04%	1.39%
	2017		0.35%	2.70%	7.94	10.68	2,366,605	22,815,993	-2.26%	-0.24%	0.40%
	2016		0.65%	2.80%	8.11	10.78	2,704,726	26,325,639	-2.73%	-0.62%	0.03%
	2015		0.65%	2.80%	8.33	10.93	2,909,749	28,823,142	-2.64%	-0.63%	0.02%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.44	10.63	27,740,363	281,863,961	-11.98%	-9.71%	1.49%
	2017		0.60%	3.20%	10.73	11.79	27,278,604	309,727,672	7.25%	10.06%	1.08%
	2016		0.60%	3.20%	10.00	10.70	24,266,484	252,720,561	7.27%	10.04%	0.98%
	2015		0.65%	3.20%	9.36	9.72	11,727,842	112,125,691	-7.98%	-5.79%	2.34%
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
	2019		0.30%	3.20%	10.57	13.48	39,928,048	465,104,275	15.51%	18.91%	1.91%
	2018		0.30%	3.20%	9.15	10.39	12,372,070	122,671,215	-12.30%	-10.03%	1.37%
	2017		0.65%	3.20%	10.43	11.55	12,523,103	139,194,685	13.96%	16.90%	1.47%
	2016		0.65%	3.20%	9.21	9.88	13,120,151	125,918,995	2.73%	5.18%	0.61%
	2015		0.60%	3.00%	8.96	9.40	12,266,560	112,987,141	-11.60%	-9.45%	1.76%
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
	2019		0.65%	1.70%	11.81	12.58	6,737	82,471	17.66%	18.90%	1.56%
	2018		0.65%	1.70%	10.04	10.58	7,194	74,335	-10.66%	-9.71%	1.79%
	2017		0.65%	1.70%	11.23	11.71	6,995	80,392	16.09%	17.31%	1.75%
	2016		0.65%	1.70%	9.68	9.99	7,486	73,649	4.45%	5.55%	0.88%
	2015		0.65%	1.70%	9.26	9.46	7,824	73,270	-10.13%	-9.18%	1.80%
LVIP JPMorgan High Yield Fund - Service Class
	2019		0.10%	3.45%	10.64	16.63	13,536,083	202,901,408	8.88%	12.58%	5.44%
	2018		0.10%	3.45%	9.72	14.84	12,665,078	172,101,829	-6.15%	-3.19%	5.43%
	2017		0.10%	3.20%	11.12	15.41	12,727,012	181,491,008	3.16%	6.19%	5.79%
	2016		0.30%	3.20%	10.63	14.55	12,636,264	171,948,352	9.42%	12.64%	4.85%
	2015		0.30%	3.20%	10.44	12.96	11,845,097	144,644,651	-7.19%	-4.75%	4.76%
LVIP JPMorgan High Yield Fund - Standard Class
	2019		0.35%	2.05%	11.74	13.97	208,007	2,483,317	10.91%	12.58%	6.64%
	2018		0.35%	1.85%	10.53	10.98	93,948	997,596	-3.34%	-3.19%	8.40%
	2017		0.35%	0.50%	11.34	11.34	27,781	306,541	6.35%	6.35%	7.35%
	2016		0.40%	0.40%	10.67	10.67	12,688	135,347	12.81%	12.81%	6.53%
	2015	3/16/15	0.40%	0.40%	9.46	9.46	3,650	34,516	-5.90%	-5.90%	6.27%
LVIP JPMorgan Retirement Income Fund - Service Class
	2019		0.30%	3.25%	10.72	13.44	1,047,886	13,227,779	10.01%	13.30%	4.15%
	2018		0.30%	3.25%	9.79	11.92	464,547	5,132,732	-7.39%	-5.05%	4.26%
	2017	6/7/17	0.30%	2.80%	10.45	12.66	128,472	1,516,322	0.25%	4.32%	5.72%
LVIP JPMorgan Retirement Income Fund - Standard Class
	2019		0.50%	0.70%	11.78	12.11	78,871	929,262	13.14%	13.37%	3.19%
	2018		0.50%	0.70%	10.39	10.70	80,708	838,927	-5.19%	-5.01%	3.01%
	2017	7/6/17	0.50%	0.70%	10.94	11.29	70,347	769,846	1.22%	5.17%	5.89%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2019		0.10%	3.20%	$10.30	$20.26	42,642,298	$592,794,642	12.22%	15.75%	0.99%
	2018		0.10%	3.20%	10.51	18.01	43,871,855	534,005,530	-14.79%	-12.10%	1.15%
	2017		0.10%	3.20%	12.08	21.08	44,152,217	619,609,616	10.80%	14.06%	0.82%
	2016		0.30%	3.20%	10.59	18.98	42,499,005	528,788,436	6.27%	9.39%	0.53%
	2015		0.30%	3.20%	10.30	17.81	33,655,363	386,903,796	-10.86%	-8.51%	0.58%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2019		0.35%	1.70%	12.01	26.67	13,646	278,411	14.21%	15.47%	1.24%
	2018		0.60%	1.70%	10.42	23.10	13,830	237,237	-13.29%	-12.33%	1.34%
	2017		0.60%	1.70%	23.96	26.34	15,058	300,920	12.76%	14.00%	1.00%
	2016		0.60%	1.70%	21.25	23.11	11,443	261,009	8.16%	9.35%	0.67%
	2015		0.60%	1.70%	20.73	21.13	9,667	202,679	-8.57%	-8.29%	0.78%
LVIP Loomis Sayles Global Growth Fund - Service Class
	2019		0.10%	1.50%	11.57	11.68	53,692	625,750	28.21%	28.91%	0.13%
	2018	6/4/18	0.95%	1.50%	9.03	9.06	7,016	63,472	-13.09%	-4.17%	0.07%
LVIP Loomis Sayles Global Growth Fund - Standard Class
	2019		0.35%	0.35%	11.86	11.86	4,104	48,669	30.15%	30.15%	0.15%
	2018	8/8/18	0.35%	0.35%	9.11	9.11	1,153	10,505	-11.97%	-11.97%	0.20%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2019		0.30%	3.25%	11.10	13.15	44,423,014	550,471,700	22.09%	25.68%	1.55%
	2018		0.30%	3.20%	9.09	10.53	39,102,394	389,354,699	-11.34%	-9.01%	1.99%
	2017		0.60%	3.20%	10.25	11.57	26,368,211	290,445,820	24.56%	27.85%	1.22%
	2016		0.60%	3.20%	8.23	9.03	22,793,487	198,252,903	-4.65%	-2.19%	1.05%
	2015		0.65%	3.20%	8.63	9.23	18,835,776	169,165,297	-3.28%	-0.78%	0.88%
LVIP MFS International Growth Fund - Service Class
	2019		0.10%	3.30%	11.04	21.18	17,624,384	239,960,020	23.12%	27.12%	1.36%
	2018		0.10%	3.30%	8.93	16.75	17,261,570	188,443,345	-11.30%	-8.55%	1.11%
	2017		0.10%	3.15%	10.03	18.40	15,586,440	189,669,952	27.46%	31.14%	0.91%
	2016		0.30%	3.15%	7.85	13.89	16,044,331	151,467,517	-1.74%	1.10%	1.21%
	2015		0.30%	3.15%	7.96	13.81	16,027,294	151,468,387	-2.09%	0.44%	0.94%
LVIP MFS International Growth Fund - Standard Class
	2019		0.35%	0.35%	14.72	14.72	65,741	967,899	27.12%	27.12%	2.05%
	2018		0.35%	0.40%	11.45	11.58	41,452	480,070	-8.64%	-8.56%	2.14%
	2017		0.35%	0.40%	12.53	12.53	655	8,271	31.35%	31.35%	0.33%
	2016		0.40%	0.40%	9.54	9.54	3,226	30,783	1.26%	1.26%	1.31%
	2015		0.40%	0.40%	9.42	9.42	2,315	21,813	0.89%	0.89%	1.04%
LVIP MFS Value Fund - Service Class
	2019		0.10%	3.45%	11.54	27.57	49,893,389	1,039,310,388	25.13%	29.39%	1.47%
	2018		0.10%	3.45%	10.78	21.42	50,948,330	840,483,201	-13.14%	-10.31%	1.48%
	2017		0.10%	3.30%	13.91	24.00	52,202,443	977,449,408	13.64%	16.98%	1.53%
	2016		0.30%	3.20%	12.06	20.74	53,858,219	875,717,211	10.20%	13.44%	1.58%
	2015		0.30%	3.20%	10.63	18.77	56,764,141	823,905,112	-3.92%	-1.09%	1.79%
LVIP MFS Value Fund - Standard Class
	2019		0.35%	0.75%	13.83	16.44	201,851	2,834,769	28.87%	29.39%	2.09%
	2018		0.35%	0.75%	10.73	12.72	148,603	1,615,051	-10.66%	-10.31%	2.23%
	2017		0.35%	0.75%	14.18	14.18	125,807	1,528,474	17.16%	17.16%	4.52%
	2016		0.40%	0.40%	12.11	12.11	4,009	48,535	13.60%	13.60%	5.43%
	2015		0.40%	0.40%	10.66	10.66	819	8,726	-0.94%	-0.94%	2.11%
LVIP Mondrian International Value Fund - Service Class
	2019		0.10%	3.45%	9.99	25.06	17,208,394	265,297,173	13.96%	17.84%	3.49%
	2018		0.10%	3.45%	8.96	21.54	18,142,609	240,843,856	-14.70%	-11.79%	2.90%
	2017		0.10%	3.45%	10.32	24.72	18,524,542	283,807,930	17.23%	20.68%	3.00%
	2016		0.30%	3.20%	8.67	20.70	21,180,600	272,429,401	0.49%	3.44%	2.49%
	2015		0.30%	3.18%	8.51	20.22	22,114,744	278,699,287	-7.04%	-4.64%	2.70%
LVIP Mondrian International Value Fund - Standard Class
	2019		0.35%	2.70%	11.32	26.75	398,517	9,685,168	15.10%	17.83%	3.64%
	2018		0.35%	2.70%	9.61	23.04	437,295	9,232,697	-13.84%	-11.83%	3.01%
	2017		0.40%	2.70%	10.90	26.51	489,746	12,000,558	18.11%	20.86%	3.26%
	2016		0.40%	2.70%	9.02	22.26	563,743	11,558,237	1.24%	3.60%	2.65%
	2015		0.40%	2.70%	8.70	21.80	628,928	12,634,030	-6.36%	-4.18%	2.78%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2019		0.30%	3.20%	$10.63	$12.28	5,218,256	$60,772,868	15.60%	19.00%	0.40%
	2018		0.30%	3.20%	9.20	10.35	5,414,305	53,649,866	-11.44%	-9.15%	0.79%
	2017		0.65%	3.20%	10.48	11.40	3,854,785	42,403,471	16.69%	19.40%	1.53%
	2016		0.65%	2.95%	8.98	9.55	2,966,496	27,561,808	2.47%	4.85%	1.34%
	2015		0.65%	2.95%	8.77	9.08	2,123,933	19,025,104	-9.80%	-7.84%	1.63%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class
	2019		0.40%	0.65%	12.52	12.70	3,016	37,987	18.99%	19.29%	0.77%
	2018		0.40%	0.65%	10.53	10.53	3,016	31,892	-8.82%	-8.82%	0.32%
	2017		0.65%	0.90%	11.44	11.54	19,155	219,290	19.53%	19.83%	1.69%
	2016	10/20/16	0.65%	0.90%	9.57	9.63	19,155	183,420	3.51%	6.60%	1.56%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2019		0.10%	3.50%	9.02	10.77	52,322,641	524,421,705	-0.39%	3.01%	2.95%
	2018		0.10%	3.45%	9.14	10.48	48,400,783	477,584,323	-2.32%	0.80%	2.34%
	2017		0.10%	3.25%	9.37	10.42	40,527,858	402,456,330	-1.76%	1.13%	1.56%
	2016		0.30%	3.20%	9.54	10.30	35,691,768	354,904,492	-0.85%	2.07%	1.46%
	2015		0.30%	3.20%	9.62	10.09	22,297,255	220,065,680	-1.88%	1.01%	1.71%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2019		0.35%	1.90%	9.98	10.86	606,276	6,393,755	1.42%	3.01%	3.18%
	2018		0.35%	1.90%	9.84	10.55	516,938	5,300,808	-0.79%	0.80%	1.89%
	2017		0.35%	1.90%	9.99	10.47	608,010	6,280,671	-0.03%	1.27%	2.07%
	2016		0.40%	1.70%	9.99	10.34	421,166	4,329,929	0.90%	2.22%	2.08%
	2015		0.40%	1.70%	10.05	10.12	149,857	1,512,236	0.76%	1.16%	3.08%
LVIP SSGA Bond Index Fund - Service Class
	2019		0.10%	3.45%	9.51	13.91	73,531,505	897,310,633	4.31%	7.86%	2.45%
	2018		0.10%	3.45%	8.90	12.96	77,456,544	891,156,307	-3.95%	-0.67%	2.42%
	2017		0.10%	3.45%	9.44	13.12	84,121,596	990,620,741	-0.32%	2.61%	2.20%
	2016		0.30%	3.20%	9.47	12.77	83,509,614	973,288,022	-1.18%	1.42%	1.88%
	2015		0.60%	3.20%	9.57	12.59	80,405,273	934,380,829	-3.10%	-0.60%	2.21%
LVIP SSGA Bond Index Fund - Standard Class
	2019		0.35%	1.95%	10.54	13.53	849,115	9,397,551	6.15%	7.86%	3.56%
	2018		0.35%	1.95%	9.81	12.57	512,198	5,295,579	-2.15%	-0.67%	3.37%
	2017		0.35%	1.85%	10.58	12.69	240,908	2,641,603	1.29%	2.77%	3.81%
	2016		0.40%	1.85%	10.44	12.37	97,988	1,137,611	0.55%	1.87%	2.25%
	2015		0.40%	1.70%	10.25	12.17	63,453	741,796	-1.44%	-0.15%	3.31%
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2019		0.30%	3.10%	10.64	15.32	5,371,748	74,344,768	11.04%	14.20%	2.18%
	2018		0.30%	3.10%	9.58	13.47	5,294,780	65,444,107	-7.49%	-5.19%	2.06%
	2017		0.65%	3.10%	11.93	14.20	5,468,134	72,050,831	7.17%	9.72%	1.98%
	2016		0.65%	3.00%	11.13	12.94	5,673,438	68,792,985	1.65%	4.06%	1.68%
	2015		0.65%	3.00%	10.95	12.44	5,459,576	64,280,361	-4.11%	-1.83%	1.86%
LVIP SSGA Conservative Index Allocation Fund - Standard Class
	2019		0.50%	0.50%	11.87	11.87	7,729	91,756	14.26%	14.26%	2.41%
	2018	9/4/18	0.50%	0.50%	10.39	10.39	7,825	81,305	-4.90%	-4.90%	2.40%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2019		0.10%	3.00%	11.25	15.04	11,255,112	154,489,748	10.01%	13.25%	2.37%
	2018		0.10%	3.00%	10.43	13.35	12,532,484	154,149,212	-8.05%	-5.35%	2.50%
	2017		0.10%	3.00%	11.54	14.19	14,275,446	188,332,607	6.19%	9.10%	3.10%
	2016		0.30%	3.00%	10.58	13.05	15,154,704	185,475,352	3.42%	6.25%	1.87%
	2015		0.30%	3.00%	10.85	12.32	15,209,136	177,202,319	-5.00%	-2.74%	2.29%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
	2019		0.40%	0.75%	11.61	12.43	56,234	689,119	12.79%	13.19%	2.07%
	2018		0.35%	0.75%	10.39	10.98	91,376	975,261	-5.39%	-5.34%	3.57%
	2017		0.35%	0.80%	11.44	11.60	58,990	678,713	8.82%	9.26%	3.28%
	2016		0.40%	0.80%	10.62	10.62	55,420	588,244	6.41%	6.41%	2.16%
	2015		0.40%	0.40%	9.98	9.98	56,256	561,459	-2.25%	-2.25%	2.98%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Developed International 150 Fund - Service Class
	2019		0.10%	3.45%	$9.92	$16.47	11,717,490	$141,788,782	11.23%	15.02%	3.88%
	2018		0.10%	3.45%	8.96	14.42	12,708,245	135,853,448	-18.31%	-15.53%	3.30%
	2017		0.10%	3.45%	11.49	17.19	12,699,387	163,216,281	19.61%	22.89%	4.13%
	2016		0.30%	3.00%	9.59	14.06	12,907,507	136,821,705	6.23%	9.14%	3.24%
	2015		0.30%	3.00%	8.89	13.02	13,881,988	136,712,693	-7.36%	-4.82%	2.69%
LVIP SSGA Developed International 150 Fund - Standard Class
	2019		0.35%	1.90%	11.38	20.00	82,751	1,086,629	13.25%	15.02%	5.10%
	2018		0.35%	1.90%	9.94	17.44	50,448	602,863	-16.83%	-15.53%	3.88%
	2017		0.35%	1.90%	11.82	20.69	38,516	589,596	21.25%	23.08%	4.71%
	2016		0.40%	1.90%	9.64	16.85	31,097	410,684	7.66%	9.29%	3.96%
	2015		0.40%	1.90%	8.92	15.44	23,110	284,992	-6.10%	-4.68%	3.27%
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2019		0.10%	3.45%	7.72	13.46	13,578,067	161,919,562	3.71%	7.24%	3.52%
	2018		0.10%	3.45%	7.46	12.62	14,269,233	161,169,585	-15.51%	-12.63%	4.25%
	2017		0.10%	3.45%	8.80	14.86	14,293,707	187,818,258	19.68%	23.14%	2.43%
	2016		0.30%	3.15%	7.35	12.39	14,979,878	161,977,817	11.59%	14.81%	2.32%
	2015		0.30%	3.15%	6.59	11.08	16,052,711	153,201,469	-19.82%	-17.79%	4.26%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2019		0.35%	1.70%	9.84	17.32	305,040	3,695,796	5.79%	7.23%	4.16%
	2018		0.35%	1.90%	8.42	16.19	279,695	3,189,674	-13.96%	-12.62%	5.71%
	2017		0.35%	1.90%	9.79	18.57	104,709	1,455,002	21.51%	23.34%	3.66%
	2016		0.40%	1.90%	8.06	15.09	46,544	613,567	13.26%	14.97%	2.64%
	2015		0.40%	1.90%	7.11	13.15	43,400	514,809	-18.60%	-17.38%	4.93%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
	2019		0.10%	2.85%	11.63	11.73	322,497	3,766,193	15.48%	16.35%	3.65%
	2018	11/29/18	0.95%	1.70%	10.07	10.08	19,991	201,410	-3.28%	2.66%	0.00%
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
	2019	2/15/19	0.35%	0.75%	11.79	11.84	48,289	571,391	9.23%	17.18%	6.00%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2019		0.10%	3.50%	10.17	15.68	54,946,676	764,421,527	11.77%	15.35%	2.24%
	2018		0.10%	3.25%	9.07	13.66	60,617,466	741,127,737	-11.33%	-8.50%	2.53%
	2017		0.10%	3.25%	10.19	15.01	64,699,507	876,608,907	10.92%	13.84%	3.73%
	2016		0.60%	3.20%	9.65	13.16	69,737,202	837,564,233	2.04%	4.68%	1.56%
	2015		0.65%	3.20%	9.41	12.86	74,854,612	866,175,460	-9.69%	-7.35%	2.83%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
	2019		0.35%	1.85%	12.09	19.10	40,415	681,522	13.63%	15.35%	2.41%
	2018		0.35%	1.85%	10.59	16.60	47,991	709,882	-9.86%	-8.50%	2.95%
	2017		0.35%	1.85%	11.20	18.20	45,251	746,498	13.78%	14.07%	4.70%
	2016		0.60%	0.90%	15.67	16.02	35,235	541,568	4.68%	4.99%	1.77%
	2015		0.60%	0.90%	14.97	15.26	32,703	497,007	-7.36%	-7.08%	5.91%
LVIP SSGA International Index Fund - Service Class
	2019		0.10%	3.45%	9.52	16.92	26,114,737	285,999,479	17.16%	21.16%	2.30%
	2018		0.10%	3.45%	8.07	14.03	28,645,675	263,191,585	-16.84%	-14.01%	2.45%
	2017		0.10%	3.45%	9.65	16.40	27,441,468	297,443,272	20.71%	24.01%	2.39%
	2016		0.30%	3.00%	7.98	13.27	29,233,587	258,367,811	-2.24%	0.44%	2.67%
	2015		0.30%	3.00%	8.15	13.25	28,875,632	257,372,034	-4.38%	-2.05%	2.22%
LVIP SSGA International Index Fund - Standard Class
	2019		0.35%	2.05%	11.43	19.37	419,622	5,597,115	19.29%	21.16%	2.74%
	2018		0.35%	1.90%	9.65	16.03	377,158	4,186,706	-15.33%	-14.00%	3.26%
	2017		0.35%	1.90%	11.23	18.69	184,593	2,430,775	22.35%	24.19%	4.13%
	2016		0.40%	1.90%	9.04	15.08	78,843	884,263	-0.90%	0.59%	3.11%
	2015		0.40%	1.90%	8.99	15.02	73,618	794,436	-3.08%	-1.61%	3.25%
LVIP SSGA International Managed Volatility Fund - Service Class
	2019		0.30%	3.20%	9.16	12.95	34,495,436	347,884,977	14.75%	18.13%	2.10%
	2018		0.30%	3.20%	7.98	10.96	38,296,866	330,913,970	-15.19%	-12.69%	2.02%
	2017		0.30%	3.20%	9.41	12.55	37,807,569	378,840,654	20.05%	23.59%	1.97%
	2016		0.30%	3.20%	7.85	8.47	40,902,999	335,913,199	-6.79%	-4.38%	2.07%
	2015		0.60%	3.15%	8.45	8.86	9,188,993	79,614,522	-6.60%	-4.33%	3.26%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA International Managed Volatility Fund - Standard Class
	2019		0.65%	1.90%	$10.05	$10.83	14,351	$148,264	16.55%	18.02%	2.37%
	2018		0.65%	1.90%	8.62	9.18	15,562	137,180	-13.86%	-12.77%	2.29%
	2017		0.65%	1.90%	10.01	10.52	15,347	156,282	21.93%	23.46%	2.15%
	2016	11/15/16	0.65%	1.90%	8.21	8.52	17,317	143,926	-0.49%	2.33%	1.29%
LVIP SSGA Large Cap 100 Fund - Service Class
	2019		0.10%	3.45%	13.85	32.27	13,230,409	335,489,909	22.68%	26.86%	2.38%
	2018		0.10%	3.45%	11.27	26.17	14,080,296	287,652,940	-14.34%	-11.42%	1.90%
	2017		0.10%	3.45%	14.76	30.40	14,865,283	350,328,436	14.79%	18.11%	2.66%
	2016		0.30%	3.15%	12.68	26.43	15,129,275	306,974,425	17.47%	20.86%	2.01%
	2015		0.30%	3.15%	10.49	22.46	16,840,070	286,594,249	-7.86%	-5.20%	2.37%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2019		0.35%	2.15%	14.39	42.47	291,484	5,408,616	24.59%	26.85%	3.36%
	2018		0.35%	2.15%	11.39	33.57	158,212	2,872,204	-13.00%	-11.42%	2.27%
	2017		0.35%	2.15%	14.84	37.99	132,109	2,975,978	16.23%	18.28%	3.00%
	2016		0.40%	2.15%	12.73	32.18	102,562	2,268,617	18.94%	21.04%	2.27%
	2015		0.40%	2.15%	10.52	26.64	79,295	1,674,464	-6.70%	-5.05%	2.91%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2019		0.20%	3.25%	11.41	15.86	46,159,937	690,589,285	17.06%	20.50%	1.38%
	2018		0.30%	3.20%	11.44	13.21	39,380,761	493,738,934	-7.88%	-5.50%	1.69%
	2017		0.60%	3.20%	12.42	14.01	27,776,939	371,051,510	16.99%	20.06%	1.68%
	2016		0.60%	3.20%	10.62	11.65	23,551,490	264,499,043	4.53%	7.23%	1.64%
	2015		0.65%	3.20%	10.16	10.86	16,332,756	172,633,442	-8.37%	-6.00%	1.76%
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class
	2017		0.90%	0.90%	13.98	13.98	2,732	38,211	20.01%	20.01%	1.77%
	2016		0.65%	0.90%	11.65	11.77	2,856	33,289	7.23%	7.56%	1.64%
	2015		0.65%	0.90%	10.94	10.94	2,858	31,051	-5.78%	-5.78%	4.75%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2019		0.10%	3.45%	10.63	14.08	7,384,635	97,785,638	21.24%	25.37%	1.18%
	2018		0.10%	3.45%	10.51	11.23	5,756,164	62,231,119	-14.38%	-11.68%	1.63%
	2017	1/10/17	0.10%	3.20%	12.27	12.72	2,684,939	33,602,055	3.93%	13.37%	1.91%
LVIP SSGA Mid-Cap Index Fund - Standard Class
	2019		0.35%	2.25%	13.26	14.08	385,213	5,379,773	23.01%	25.37%	1.47%
	2018		0.35%	2.25%	10.78	11.23	251,849	2,809,029	-13.34%	-11.68%	2.05%
	2017	1/31/17	0.35%	2.25%	12.44	12.71	98,808	1,251,408	4.01%	13.56%	2.01%
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2019		0.10%	3.50%	11.20	17.22	15,988,603	249,717,225	14.22%	17.58%	2.08%
	2018		0.30%	3.25%	9.80	14.76	15,866,273	214,581,827	-9.49%	-6.78%	1.98%
	2017		0.30%	3.25%	12.55	15.88	15,573,508	228,699,375	10.67%	13.58%	1.97%
	2016		0.60%	3.20%	11.34	13.98	15,471,018	201,980,295	3.02%	5.74%	1.71%
	2015		0.60%	3.20%	11.01	13.22	15,160,769	189,010,996	-4.81%	-2.30%	1.56%
LVIP SSGA Moderate Index Allocation Fund - Standard Class
	2019		0.35%	0.50%	12.54	12.54	124,203	1,552,417	17.65%	17.65%	2.61%
	2018		0.50%	0.50%	10.66	10.66	92,882	990,353	-6.74%	-6.74%	5.18%
	2017	11/10/17	0.40%	0.40%	11.45	11.45	2,534	29,013	0.10%	0.10%	0.78%
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2019		0.10%	3.30%	10.82	16.80	45,057,307	687,544,662	12.50%	16.17%	2.47%
	2018		0.10%	3.30%	9.79	14.55	50,332,512	672,244,719	-10.28%	-7.45%	2.71%
	2017		0.10%	3.20%	10.88	15.80	54,924,113	805,056,033	9.31%	12.52%	3.64%
	2016		0.30%	3.20%	10.73	14.14	58,020,140	765,659,421	5.57%	8.68%	1.91%
	2015		0.30%	3.20%	10.89	13.05	61,184,827	752,630,226	-6.00%	-3.53%	2.52%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
	2019		0.35%	0.40%	12.39	13.04	74,748	934,239	16.11%	16.16%	2.63%
	2018		0.35%	0.40%	10.66	11.23	78,803	847,508	-7.49%	-7.45%	3.72%
	2017		0.35%	0.50%	12.14	12.14	15,542	186,952	12.69%	12.69%	3.59%
	2016		0.40%	0.40%	10.77	10.77	17,127	184,448	8.83%	8.83%	2.20%
	2015	1/20/15	0.40%	0.40%	9.90	9.90	17,102	169,228	-3.04%	-3.04%	5.24%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2019		0.10%	3.50%	$11.34	$17.89	13,477,189	$217,105,923	15.61%	19.31%	1.98%
	2018		0.10%	3.25%	10.76	15.08	14,587,041	196,125,727	-10.61%	-7.93%	2.01%
	2017		0.30%	3.25%	12.96	16.44	12,510,291	191,068,011	13.00%	15.92%	1.95%
	2016		0.65%	3.20%	11.47	14.18	12,371,754	164,534,401	3.73%	6.41%	1.74%
	2015		0.65%	3.20%	11.06	13.33	12,525,058	158,020,143	-5.36%	-2.91%	1.59%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
	2019		0.35%	0.70%	12.86	13.18	281,584	3,626,780	18.89%	19.13%	2.65%
	2018		0.50%	0.70%	10.79	11.08	220,084	2,381,036	-8.07%	-7.89%	2.36%
	2017	6/6/17	0.50%	0.70%	11.71	12.06	23,825	280,660	5.16%	5.25%	8.08%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2019		0.10%	3.50%	12.06	17.61	25,063,322	400,521,801	13.51%	17.02%	2.52%
	2018		0.10%	3.15%	10.73	15.13	27,815,521	386,000,586	-11.27%	-8.70%	2.84%
	2017		0.30%	3.15%	12.29	16.63	29,879,947	460,977,499	11.06%	14.27%	3.89%
	2016		0.30%	3.15%	10.75	14.60	30,504,640	416,609,301	6.78%	9.87%	2.00%
	2015		0.30%	3.20%	9.79	13.34	32,056,760	403,797,689	-6.76%	-4.01%	2.85%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
	2019		0.35%	0.75%	12.44	13.21	181,196	2,301,852	16.55%	17.02%	2.87%
	2018		0.35%	0.75%	10.67	11.30	187,679	2,041,451	-8.88%	-8.52%	2.86%
	2017		0.35%	0.75%	12.35	12.35	197,527	2,352,949	14.44%	14.44%	8.28%
	2016	3/28/16	0.40%	0.40%	10.79	10.79	59,649	643,902	9.35%	9.35%	2.17%
LVIP SSGA S&P 500 Index Fund - Service Class
	2019		0.10%	3.45%	12.21	31.24	56,011,695	1,327,146,985	26.43%	30.74%	1.51%
	2018		0.10%	3.45%	11.84	24.20	53,725,853	1,009,694,677	-8.10%	-4.97%	1.60%
	2017		0.10%	3.45%	14.59	26.20	53,968,245	1,097,923,484	17.45%	20.90%	1.69%
	2016		0.30%	3.20%	12.12	22.25	53,129,556	911,586,037	7.97%	11.14%	1.67%
	2015		0.30%	3.20%	11.02	20.56	54,705,403	855,810,465	-2.26%	0.61%	1.64%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2019		0.35%	3.20%	15.35	40.47	3,268,447	69,701,663	27.58%	30.74%	1.77%
	2018		0.35%	2.80%	11.79	31.03	2,924,804	51,329,907	-7.28%	-4.98%	1.97%
	2017		0.35%	2.80%	14.88	32.74	2,171,477	46,493,445	18.29%	21.09%	1.98%
	2016		0.40%	2.75%	12.29	27.09	2,040,659	38,550,462	8.72%	11.31%	2.00%
	2015		0.40%	2.75%	11.04	24.39	1,975,673	32,697,167	-1.43%	0.77%	1.83%
LVIP SSGA Short-Term Bond Index Fund - Service Class
	2019		0.10%	3.45%	10.02	10.55	9,771,857	101,119,811	0.99%	4.22%	3.04%
	2018	5/21/18	0.30%	3.45%	9.92	10.12	4,337,495	43,554,591	-0.34%	1.09%	2.62%
LVIP SSGA Short-Term Bond Index Fund - Standard Class
	2019		0.35%	1.90%	10.51	10.56	256,543	2,702,294	4.06%	4.43%	3.64%
	2018	6/25/18	0.35%	0.70%	10.06	10.12	70,994	718,337	0.53%	1.06%	2.39%
LVIP SSGA Small-Cap Index Fund - Service Class
	2019		0.10%	3.45%	11.08	26.54	22,651,805	397,700,809	20.49%	24.60%	0.76%
	2018		0.10%	3.45%	10.56	21.92	21,129,599	304,238,227	-14.59%	-11.68%	0.79%
	2017		0.10%	3.45%	13.59	25.53	18,697,055	311,264,760	10.34%	13.58%	0.78%
	2016		0.30%	3.20%	12.01	23.08	18,469,172	274,904,324	16.59%	20.02%	1.06%
	2015		0.30%	3.20%	10.12	19.75	20,044,094	251,759,365	-7.95%	-5.24%	0.69%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2019		0.35%	2.05%	13.67	34.94	595,185	10,786,861	22.68%	24.60%	1.04%
	2018		0.35%	1.90%	11.01	28.11	578,940	8,557,018	-13.04%	-11.68%	1.16%
	2017		0.35%	1.90%	13.86	31.91	335,888	6,541,645	12.06%	13.75%	1.29%
	2016		0.40%	1.90%	12.19	28.11	139,819	3,132,109	18.41%	20.20%	1.51%
	2015		0.40%	1.90%	10.14	23.43	118,255	2,000,553	-6.51%	-5.10%	1.09%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2019		0.10%	3.45%	11.42	26.58	6,616,792	151,249,518	15.47%	19.40%	1.83%
	2018		0.10%	3.45%	9.88	22.51	6,352,589	125,142,430	-16.60%	-13.76%	2.87%
	2017		0.10%	3.45%	12.98	26.86	6,080,391	142,582,271	2.73%	5.75%	2.33%
	2016		0.30%	3.20%	12.46	26.08	5,867,521	132,384,924	25.93%	29.37%	1.87%
	2015		0.30%	3.15%	9.63	20.70	6,127,104	108,191,274	-9.96%	-7.36%	2.31%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2019		0.35%	2.15%	$12.20	$34.39	352,281	$5,627,931	17.28%	19.41%	2.25%
	2018		0.35%	2.15%	10.25	28.87	186,912	3,034,293	-15.30%	-13.76%	2.82%
	2017		0.35%	2.15%	13.24	33.56	181,410	3,360,719	4.07%	5.90%	2.98%
	2016		0.40%	2.15%	12.51	31.75	90,681	2,178,215	27.32%	29.57%	2.13%
	2015		0.40%	2.15%	9.65	24.56	87,536	1,642,914	-8.82%	-7.21%	2.78%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2019		0.20%	3.25%	9.96	13.17	44,924,394	555,084,930	10.68%	14.06%	0.63%
	2018		0.20%	3.20%	10.01	11.59	39,282,891	430,380,066	-12.22%	-9.90%	1.42%
	2017		0.60%	3.20%	11.41	12.87	29,932,926	366,876,336	10.29%	13.19%	1.21%
	2016		0.60%	3.20%	10.34	11.37	24,557,411	268,442,037	11.48%	14.42%	1.04%
	2015		0.60%	3.20%	9.28	9.94	18,004,358	173,814,321	-11.78%	-9.45%	0.70%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2019		0.65%	1.90%	12.45	13.34	4,717	61,647	12.63%	13.82%	0.79%
	2018		0.65%	1.70%	11.05	11.72	4,529	52,386	-10.67%	-9.73%	1.04%
	2017		0.65%	1.70%	12.37	12.99	7,334	94,376	12.23%	13.42%	1.34%
	2016		0.65%	1.70%	11.02	11.45	11,735	133,709	13.46%	14.66%	0.99%
	2015		0.65%	1.70%	9.71	9.99	15,652	155,922	-10.23%	-9.28%	0.82%
LVIP T. Rowe Price 2010 Fund - Service Class
	2019		0.75%	2.80%	11.87	15.38	391,065	5,391,098	12.25%	14.57%	2.55%
	2018		0.75%	2.80%	10.58	13.42	419,783	5,119,178	-7.10%	-5.17%	1.79%
	2017		0.75%	2.80%	11.39	14.15	448,516	5,814,930	6.34%	8.55%	1.71%
	2016		0.75%	2.80%	10.71	13.04	430,449	5,156,296	1.30%	3.39%	1.70%
	2015		0.75%	2.80%	10.57	12.61	412,768	4,819,910	-4.56%	-2.58%	1.52%
LVIP T. Rowe Price 2020 Fund - Service Class
	2019		0.75%	2.80%	11.80	15.28	618,831	8,395,444	15.36%	17.75%	2.49%
	2018		0.75%	2.80%	10.22	12.97	734,500	8,570,594	-8.42%	-6.52%	1.56%
	2017		0.75%	2.80%	11.16	13.88	806,673	10,174,646	8.66%	10.91%	1.63%
	2016		0.75%	2.80%	10.27	12.51	903,261	10,363,985	1.32%	3.42%	1.63%
	2015		0.75%	2.80%	10.14	12.10	962,889	10,787,116	-5.15%	-3.18%	1.38%
LVIP T. Rowe Price 2030 Fund - Service Class
	2019		0.75%	2.85%	11.65	15.18	323,415	4,320,349	18.42%	20.93%	2.22%
	2018		0.75%	2.85%	9.83	12.55	367,010	4,101,217	-10.41%	-8.51%	1.40%
	2017		0.75%	2.85%	10.98	13.72	414,963	5,122,956	10.01%	12.35%	1.69%
	2016		0.75%	2.85%	9.98	12.21	451,618	5,018,195	0.55%	2.68%	1.39%
	2015		0.75%	2.85%	9.92	11.89	570,149	6,240,374	-5.63%	-3.63%	1.42%
LVIP T. Rowe Price 2040 Fund - Service Class
	2019		0.90%	2.85%	11.16	14.28	367,238	4,749,561	20.64%	23.02%	2.02%
	2018		0.90%	2.85%	9.25	11.27	379,703	4,037,428	-11.51%	-9.99%	1.37%
	2017		1.15%	2.85%	10.46	12.52	394,944	4,703,122	11.13%	13.04%	1.85%
	2016		1.15%	2.85%	9.41	11.08	372,684	3,943,414	0.64%	2.36%	1.15%
	2015		1.15%	2.85%	9.35	10.82	529,161	5,465,955	-6.18%	-4.57%	1.44%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2019		0.10%	3.20%	16.57	36.52	13,823,585	361,991,166	26.62%	30.60%	0.00%
	2018		0.10%	3.20%	13.13	28.55	14,467,632	296,820,655	-4.48%	-1.46%	0.09%
	2017		0.10%	3.20%	16.14	29.81	14,256,459	302,611,791	29.17%	32.96%	0.00%
	2016		0.30%	3.20%	12.18	23.02	14,466,377	233,936,283	-2.04%	0.84%	0.00%
	2015		0.30%	3.20%	12.21	23.44	15,980,655	258,976,178	7.18%	10.12%	0.00%
LVIP T. Rowe Price Growth Stock Fund - Standard Class
	2019		0.35%	0.80%	17.09	21.16	195,415	3,529,872	30.02%	30.60%	0.08%
	2018		0.35%	0.80%	13.14	16.21	159,557	2,237,503	-1.86%	-1.47%	0.22%
	2017		0.35%	0.75%	16.46	16.46	95,197	1,451,246	33.16%	33.16%	0.30%
	2016		0.40%	0.40%	12.36	12.36	55,369	684,497	0.99%	0.99%	0.13%
	2015		0.40%	0.40%	12.24	12.24	9,393	114,980	10.29%	10.29%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2019		0.10%	3.50%	14.62	48.83	7,692,717	278,210,550	32.41%	36.92%	0.00%
	2018		0.10%	3.45%	10.73	36.11	6,591,240	179,669,335	-6.59%	-3.40%	0.17%
	2017		0.10%	3.45%	14.77	37.85	5,555,963	163,178,882	20.52%	24.06%	0.00%
	2016		0.30%	3.20%	12.08	30.83	4,745,656	116,828,253	3.91%	6.97%	0.05%
	2015		0.30%	3.20%	15.54	29.13	4,884,187	115,246,446	-1.36%	1.19%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2019		0.35%	3.10%	$16.29	$51.31	108,941	$3,369,519	33.20%	36.92%	0.17%
	2018		0.35%	3.10%	11.95	37.83	94,511	2,576,337	-6.04%	-3.41%	0.33%
	2017		0.35%	3.10%	14.85	39.54	161,317	3,968,180	21.06%	24.25%	0.22%
	2016		0.40%	3.00%	12.13	32.11	109,223	2,922,167	4.37%	7.13%	0.27%
	2015		0.40%	3.00%	15.90	30.25	109,041	2,836,264	-0.92%	0.78%	0.13%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
	2019		0.30%	3.50%	10.95	11.13	7,009,127	77,894,950	14.87%	16.55%	8.62%
	2018	11/20/18	1.30%	2.80%	9.53	9.55	167,248	1,597,445	-3.82%	0.57%	2.73%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class
	2019	3/11/19	0.50%	0.50%	11.27	11.27	12,396	139,647	11.47%	11.47%	4.57%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2019		0.30%	3.50%	10.99	12.82	119,595,663	1,440,535,272	13.20%	16.53%	1.55%
	2018		0.30%	3.20%	9.71	11.00	98,400,591	1,023,769,887	-7.86%	-5.14%	1.75%
	2017		0.30%	3.20%	10.54	11.28	81,839,204	905,126,333	11.32%	14.20%	1.63%
	2016		0.65%	3.20%	9.50	9.88	59,973,879	584,411,163	0.75%	3.14%	1.32%
	2015	5/18/15	0.65%	3.00%	9.43	9.58	24,692,694	235,159,439	-6.26%	-0.07%	2.32%
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
	2019		0.50%	0.65%	12.53	12.53	119,887	1,538,311	16.42%	16.42%	4.53%
	2018		0.65%	0.65%	10.76	10.76	2,892	31,124	-5.24%	-5.24%	1.73%
	2017		0.65%	0.65%	11.36	11.36	3,106	35,271	14.47%	14.47%	1.59%
	2016		0.65%	0.65%	9.92	9.92	3,375	33,484	3.40%	3.40%	1.18%
	2015	11/5/15	0.65%	0.65%	9.59	9.59	3,446	33,058	-1.90%	-1.90%	1.36%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2019		0.10%	3.30%	13.59	26.84	14,024,885	304,757,104	25.87%	29.84%	1.42%
	2018		0.10%	3.20%	10.51	20.83	12,995,865	223,984,620	-8.16%	-5.27%	1.31%
	2017		0.10%	3.20%	14.33	22.15	10,582,715	198,666,969	16.10%	19.52%	1.45%
	2016		0.30%	3.20%	11.99	18.64	8,417,562	135,752,026	8.34%	11.52%	1.41%
	2015		0.30%	3.20%	13.56	16.80	7,371,010	107,974,953	-3.69%	-1.20%	1.45%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2019		0.35%	1.95%	15.02	25.21	341,821	5,633,407	27.77%	29.83%	2.25%
	2018		0.35%	1.95%	11.61	19.46	178,960	2,428,702	-6.72%	-5.31%	2.29%
	2017		0.40%	1.90%	14.41	20.60	79,446	1,369,285	17.91%	19.69%	2.06%
	2016		0.40%	1.90%	12.04	17.24	37,903	615,616	10.03%	11.69%	1.63%
	2015		0.40%	1.90%	10.78	15.47	36,788	530,619	-2.19%	-0.71%	1.74%
LVIP Vanguard International Equity ETF Fund - Service Class
	2019		0.10%	3.30%	10.35	14.64	16,990,592	214,600,065	17.94%	21.78%	3.00%
	2018		0.10%	3.30%	8.85	12.11	14,952,968	157,874,235	-17.64%	-15.01%	2.21%
	2017		0.10%	3.25%	11.32	14.36	10,455,499	132,189,200	23.96%	27.61%	2.19%
	2016		0.30%	3.20%	9.14	11.32	7,548,952	75,748,351	0.20%	3.06%	2.05%
	2015		0.30%	3.20%	9.12	11.03	6,828,594	67,184,750	-6.24%	-3.81%	2.26%
LVIP Vanguard International Equity ETF Fund - Standard Class
	2019		0.35%	1.95%	12.07	14.09	822,879	10,896,006	19.84%	21.77%	3.53%
	2018		0.35%	1.95%	9.94	11.60	596,515	6,536,830	-16.31%	-15.05%	4.64%
	2017		0.40%	1.90%	11.92	13.68	119,058	1,536,477	25.89%	27.80%	2.80%
	2016		0.40%	1.90%	9.33	10.73	69,716	718,874	1.77%	3.30%	2.04%
	2015		0.40%	1.90%	9.03	10.40	67,448	685,549	-4.78%	-3.34%	3.30%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class
	2015		0.60%	3.20%	9.28	9.65	7,058,558	66,898,619	-7.60%	-5.36%	0.41%
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class
	2015	2/20/15	0.65%	0.90%	9.66	9.70	9,027	87,497	-8.13%	0.22%	0.85%
LVIP Wellington Capital Growth Fund - Service Class
	2019		0.10%	3.15%	17.63	37.14	13,601,554	409,005,671	36.66%	40.89%	0.00%
	2018		0.10%	3.15%	13.03	26.92	14,720,807	322,412,105	-2.04%	1.00%	0.00%
	2017		0.10%	3.15%	16.10	27.42	15,188,254	337,775,924	31.33%	35.12%	0.00%
	2016		0.30%	3.15%	11.92	20.84	17,647,143	293,769,550	-3.24%	-0.45%	0.00%
	2015		0.30%	3.15%	14.01	21.49	18,605,082	313,479,427	5.77%	8.44%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Wellington Capital Growth Fund - Standard Class
	2019		0.35%	0.75%	$18.19	$23.02	79,528	$1,472,386	40.35%	40.89%	0.00%
	2018		0.35%	0.75%	13.09	16.35	58,383	769,085	0.95%	1.00%	0.00%
	2017	1/26/17	0.35%	0.40%	12.96	16.19	4,143	63,372	0.78%	29.13%	0.00%
LVIP Wellington Mid-Cap Value Fund - Service Class
	2019		0.10%	3.30%	12.08	26.84	6,971,069	118,157,095	26.08%	30.14%	0.80%
	2018		0.10%	3.30%	9.75	21.22	6,681,109	88,479,157	-17.48%	-14.83%	0.45%
	2017		0.10%	3.45%	12.77	25.64	6,261,878	98,623,881	9.59%	12.81%	0.17%
	2016		0.30%	3.20%	11.32	23.34	6,051,525	85,409,064	9.23%	12.45%	0.25%
	2015		0.30%	3.20%	10.07	21.31	5,875,292	74,397,028	-4.85%	-2.05%	0.17%
LVIP Wellington Mid-Cap Value Fund - Standard Class
	2019		0.35%	0.75%	13.17	14.22	47,527	648,005	29.62%	30.14%	0.95%
	2018		0.35%	0.75%	10.26	10.93	41,829	444,568	-14.88%	-14.83%	0.92%
	2017		0.35%	0.40%	12.84	12.84	26,709	340,987	12.98%	12.98%	0.46%
	2016	1/19/16	0.40%	0.40%	11.37	11.37	22,294	253,400	27.63%	27.63%	0.56%
LVIP Western Asset Core Bond Fund - Service Class
	2019		0.10%	3.50%	10.17	11.10	23,700,956	253,487,365	6.47%	10.10%	3.54%
	2018		0.10%	3.45%	9.55	10.09	11,674,621	115,067,385	-4.62%	-1.37%	4.67%
	2017	5/22/17	0.10%	3.45%	10.01	10.23	3,774,989	38,242,906	-0.77%	1.72%	2.93%
LVIP Western Asset Core Bond Fund - Standard Class
	2019		0.35%	2.05%	10.67	11.10	659,514	7,297,019	8.46%	10.09%	3.61%
	2018		0.35%	1.85%	9.84	10.08	392,090	3,945,714	-2.85%	-1.38%	6.63%
	2017	6/5/17	0.35%	1.85%	10.13	10.23	60,907	622,101	0.26%	1.38%	2.61%
MFS® VIT Core Equity Series - Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
MFS® VIT Growth Series - Initial Class
	2019		0.35%	2.35%	17.94	52.94	174,517	5,298,058	34.94%	37.67%	0.00%
	2018		0.35%	2.35%	13.03	39.13	180,990	4,152,319	0.29%	2.31%	0.09%
	2017		0.35%	2.35%	15.59	38.94	141,818	3,738,538	28.37%	30.86%	0.10%
	2016		0.40%	2.35%	21.90	30.29	147,407	3,180,899	0.06%	1.02%	0.04%
	2015		1.40%	2.35%	21.68	30.21	152,724	3,321,139	5.06%	6.06%	0.16%
MFS® VIT Growth Series - Service Class
	2019		0.10%	3.50%	17.15	53.36	6,052,691	197,377,758	33.11%	37.64%	0.00%
	2018		0.10%	3.45%	12.97	39.45	5,223,117	128,031,063	-0.86%	2.31%	0.00%
	2017		0.10%	3.25%	13.41	39.24	4,374,619	106,010,925	26.95%	30.69%	0.00%
	2016		0.30%	3.20%	10.42	30.49	4,182,290	79,213,282	-0.79%	1.87%	0.00%
	2015		0.30%	2.95%	10.38	30.40	3,425,811	64,088,413	4.18%	6.61%	0.00%
MFS® VIT Total Return Series - Initial Class
	2019		0.35%	2.35%	12.68	27.33	252,142	6,204,503	17.59%	19.96%	2.42%
	2018		0.35%	2.35%	10.59	23.02	262,263	5,456,637	-7.81%	-5.94%	2.14%
	2017		0.35%	2.35%	20.44	24.73	278,559	6,619,317	9.68%	10.74%	2.22%
	2016		1.40%	2.35%	18.64	22.33	342,775	7,575,360	6.56%	7.57%	2.59%
	2015		1.40%	2.35%	17.49	20.76	368,176	7,565,445	-2.69%	-1.76%	2.55%
MFS® VIT Total Return Series - Service Class
	2019		0.10%	3.30%	11.59	23.89	5,710,379	105,278,923	16.22%	20.00%	2.22%
	2018		0.10%	3.30%	9.94	20.17	4,835,040	76,373,883	-8.93%	-5.96%	2.05%
	2017		0.10%	3.30%	10.87	21.72	3,994,646	69,526,462	8.44%	11.69%	2.38%
	2016		0.30%	3.25%	15.36	15.36	1,895,002	30,235,182	8.00%	8.00%	2.60%
	2015		0.75%	0.75%	14.23	14.23	332	4,724	-1.33%	-1.33%	0.83%
MFS® VIT Utilities Series - Initial Class
	2019		0.35%	2.35%	13.84	58.93	155,341	6,530,409	22.16%	24.63%	3.71%
	2018		0.35%	2.35%	11.11	48.14	170,062	6,113,663	-1.29%	0.71%	1.10%
	2017		0.35%	2.35%	11.04	48.67	193,421	7,089,885	12.17%	14.37%	4.24%
	2016		0.40%	2.35%	9.65	43.31	219,048	7,254,702	8.88%	11.03%	3.56%
	2015		0.40%	2.35%	8.69	39.69	252,468	7,611,161	-16.51%	-14.86%	4.09%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Utilities Series - Service Class
	2019		0.10%	3.20%	$13.29	$59.47	5,569,220	$183,356,573	20.87%	24.68%	3.74%
	2018		0.10%	3.20%	11.03	48.54	6,203,610	168,257,391	-2.36%	0.71%	0.84%
	2017		0.10%	3.20%	10.97	49.05	7,073,394	194,445,127	10.89%	14.15%	4.04%
	2016		0.30%	3.20%	9.61	43.64	7,967,828	195,373,173	7.73%	10.90%	3.37%
	2015		0.30%	3.20%	12.12	39.96	8,343,493	187,475,679	-17.44%	-15.31%	3.95%
MFS® VIT II Core Equity Portfolio - Service Class
	2019		1.30%	2.65%	24.96	38.92	86,446	2,780,408	29.40%	31.16%	0.56%
	2018		1.30%	2.65%	19.26	29.67	88,117	2,157,718	-6.58%	-5.31%	0.43%
	2017		1.30%	2.65%	20.58	31.33	95,676	2,491,102	21.26%	22.90%	0.71%
	2016		1.30%	2.65%	16.95	25.50	103,555	2,204,695	8.17%	9.63%	0.44%
	2015	3/27/15	1.30%	2.65%	15.65	23.26	118,784	2,350,101	-4.66%	-3.67%	0.29%
MFS® VIT II International Intrinsic Value Portfolio - Initial Class
	2019		0.35%	0.80%	13.85	15.41	80,829	1,136,756	24.94%	25.50%	1.83%
	2018		0.35%	0.80%	11.03	12.29	80,775	926,219	-10.21%	-9.81%	0.78%
	2017		0.35%	0.80%	13.63	13.63	81,405	1,034,662	26.64%	26.64%	1.33%
	2016		0.40%	0.40%	10.76	10.76	30,083	323,804	3.63%	3.63%	1.44%
	2015		0.40%	0.40%	10.39	10.39	15,106	156,900	6.23%	6.23%	2.21%
MFS® VIT II International Intrinsic Value Portfolio - Service Class
	2019		0.10%	1.65%	11.10	15.29	2,303,336	32,814,935	23.60%	25.53%	1.46%
	2018		0.10%	1.65%	11.34	12.22	2,469,865	28,800,326	-11.20%	-9.81%	0.93%
	2017		0.10%	1.65%	12.91	13.56	2,344,915	30,758,862	24.74%	26.44%	1.39%
	2016		0.30%	1.65%	10.35	10.72	1,663,316	17,422,808	2.14%	3.53%	1.14%
	2015		0.30%	1.65%	10.13	10.36	1,036,935	10,588,129	4.58%	6.00%	2.28%
Morgan Stanley VIF Global Infrastructure Portfolio - Class I
	2019		0.35%	0.75%	12.67	13.84	27,698	359,931	27.35%	27.85%	2.83%
	2018		0.35%	0.75%	9.95	10.83	28,069	285,477	-8.54%	-8.17%	2.99%
	2017		0.35%	0.75%	11.80	11.80	26,362	292,297	12.51%	12.51%	2.31%
	2016		0.40%	0.40%	10.49	10.49	7,195	75,482	14.81%	14.81%	1.99%
	2015		0.40%	0.40%	9.14	9.14	4,879	44,586	-14.10%	-14.10%	1.79%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2019		0.10%	1.65%	11.81	13.72	680,415	8,783,143	25.77%	27.74%	2.51%
	2018		0.10%	1.65%	10.11	10.76	632,681	6,497,211	-9.40%	-7.98%	2.81%
	2017		0.10%	1.65%	11.15	11.72	612,519	6,941,285	10.70%	12.21%	2.00%
	2016		0.30%	1.65%	10.08	10.44	580,374	5,916,784	13.09%	14.62%	1.92%
	2015		0.30%	1.65%	8.91	8.99	357,756	3,211,909	-15.30%	-14.83%	1.69%
Morgan Stanley VIF Growth Portfolio - Class II
	2019		0.65%	2.55%	31.48	74.75	46,818	2,843,239	28.16%	30.62%	0.00%
	2018		0.65%	2.55%	24.56	57.23	61,025	2,702,955	4.60%	6.60%	0.00%
	2017		0.65%	2.55%	23.48	53.68	56,773	2,392,408	39.23%	41.89%	0.00%
	2016		0.65%	2.55%	21.51	37.83	51,141	1,581,220	-4.06%	-2.56%	0.00%
	2015		0.65%	2.30%	18.10	38.83	54,729	1,801,323	9.42%	11.24%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2019		1.15%	3.15%	16.49	34.43	642,848	19,929,374	13.12%	15.41%	0.70%
	2018		1.15%	3.15%	14.52	29.91	722,528	19,634,196	-17.90%	-16.25%	0.64%
	2017		1.15%	3.15%	17.61	35.80	842,037	27,545,955	13.12%	15.40%	0.81%
	2016		1.15%	3.15%	15.51	31.10	994,823	28,198,288	12.57%	14.84%	0.59%
	2015		1.15%	3.15%	13.72	27.17	1,170,110	29,139,938	-10.96%	-9.38%	0.74%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2019		0.10%	1.65%	9.37	10.93	407,582	3,938,719	5.04%	6.68%	2.74%
	2018		0.10%	1.65%	8.92	10.25	377,006	3,441,497	-8.22%	-6.79%	3.39%
	2017		0.10%	1.65%	9.72	9.91	319,974	3,168,388	9.16%	9.76%	5.59%
	2016		0.30%	1.65%	8.94	9.03	190,951	1,712,857	11.86%	12.31%	2.97%
	2015		1.10%	1.50%	7.99	8.04	111,256	891,058	-13.71%	-13.36%	2.96%
PIMCO VIT All Asset All Authority Portfolio - Institutional Class
	2019		0.35%	0.80%	9.97	11.06	10,541	109,499	6.18%	6.66%	2.89%
	2018		0.35%	0.80%	9.39	9.56	11,830	113,632	-7.08%	-6.71%	3.39%
	2017		0.40%	0.80%	10.11	10.25	11,085	113,443	10.34%	10.78%	5.36%
	2016		0.40%	0.80%	9.16	9.25	10,628	98,215	12.88%	13.33%	3.20%
	2015		0.40%	0.80%	8.17	8.17	23,948	195,479	-12.52%	-12.52%	3.50%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2019		0.30%	2.85%	$6.08	$8.22	1,314,396	$9,916,637	8.33%	11.02%	4.31%
	2018		0.30%	2.75%	5.47	7.43	1,481,154	10,169,013	-16.53%	-14.46%	1.97%
	2017		0.30%	2.75%	6.40	8.72	1,540,717	12,482,715	-0.72%	1.74%	10.86%
	2016		0.30%	2.75%	7.18	8.60	1,603,051	12,900,874	11.76%	14.13%	0.93%
	2015		0.65%	2.75%	6.32	7.54	1,365,622	9,729,125	-27.68%	-26.14%	4.22%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class
	2019		0.40%	0.40%	6.12	6.12	3,962	24,259	11.19%	11.19%	4.18%
	2018		0.40%	0.40%	5.51	5.51	3,879	21,362	-14.39%	-14.39%	2.12%
	2017		0.40%	0.40%	6.43	6.43	5,141	33,086	1.99%	1.99%	11.28%
	2016		0.40%	0.40%	6.31	6.31	4,810	30,337	14.76%	14.76%	1.15%
	2015		0.40%	0.40%	5.50	5.50	5,175	28,443	-25.88%	-25.88%	1.79%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
	2019		0.30%	1.65%	10.49	11.32	454,063	4,861,077	3.11%	4.52%	4.29%
	2018		0.30%	1.65%	10.17	10.83	436,615	4,523,447	-0.73%	0.62%	2.77%
	2017		0.30%	1.65%	10.25	10.77	375,455	3,900,628	3.19%	4.59%	1.62%
	2016		0.30%	1.65%	9.93	10.08	351,061	3,522,085	2.92%	3.49%	1.51%
	2015		1.10%	1.65%	9.65	9.74	273,509	2,656,937	-3.39%	-2.86%	4.55%
PIMCO VIT Dynamic Bond Portfolio - Institutional Class
	2019		0.40%	0.80%	11.42	11.42	8,809	99,823	4.67%	4.67%	4.80%
	2018		0.40%	0.40%	10.91	10.91	3,983	43,435	0.77%	0.77%	3.00%
	2017		0.40%	0.40%	10.82	10.82	3,798	41,114	4.75%	4.75%	1.87%
	2016		0.40%	0.40%	10.33	10.33	3,225	33,325	4.48%	4.48%	1.70%
	2015	1/9/15	0.40%	0.40%	9.89	9.89	2,234	22,095	-1.86%	-1.86%	4.23%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2019		0.30%	1.65%	11.63	12.54	304,804	3,641,296	12.78%	14.31%	4.32%
	2018		0.30%	1.65%	10.31	10.97	298,988	3,149,906	-6.38%	-5.13%	4.03%
	2017		0.30%	1.65%	11.01	11.57	321,804	3,604,773	7.99%	9.46%	4.97%
	2016		0.30%	1.65%	10.20	10.35	285,943	2,951,008	11.38%	11.99%	4.71%
	2015		1.10%	1.65%	9.16	9.24	155,282	1,432,749	-3.94%	-3.41%	5.26%
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class
	2019		0.40%	0.40%	12.65	12.65	5,979	75,649	14.48%	14.48%	4.57%
	2018		0.40%	0.40%	11.05	11.05	3,906	43,169	-4.99%	-4.99%	4.29%
	2017		0.40%	0.40%	11.63	11.63	2,762	32,120	9.62%	9.62%	5.24%
	2016		0.40%	0.40%	10.61	10.61	2,220	23,565	13.06%	13.06%	5.06%
	2015	5/11/15	0.40%	0.40%	9.39	9.39	697	6,547	-6.68%	-6.68%	3.63%
Putnam VT Equity Income Fund - Class IA
	2019	11/7/19	0.35%	1.85%	11.35	11.41	17,104	195,041	2.71%	3.05%	0.00%
Putnam VT Equity Income Fund - Class IB
	2019		0.30%	2.70%	23.56	28.80	369,951	5,004,026	27.25%	28.59%	1.57%
	2018		1.40%	2.45%	18.42	22.41	54,959	1,087,043	-10.70%	-9.76%	0.67%
	2017	5/12/17	1.40%	2.45%	20.53	24.84	55,697	1,218,866	11.45%	12.20%	0.00%
Putnam VT George Putnam Balanced Fund - Class IA
	2019	4/3/19	0.35%	0.50%	14.09	14.16	34,085	481,594	0.14%	11.77%	0.00%
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.99%
	2017	7/17/17	0.50%	0.50%	11.78	11.78	20,106	236,862	5.67%	5.67%	0.00%
Putnam VT George Putnam Balanced Fund - Class IB
	2019		0.10%	3.50%	11.63	14.15	4,711,553	63,064,701	20.34%	23.88%	1.14%
	2018		0.10%	3.00%	10.75	11.37	2,303,515	25,463,065	-5.91%	-3.43%	0.56%
	2017	1/12/17	0.30%	2.90%	11.43	11.77	1,224,855	14,206,850	0.60%	11.84%	0.65%
Putnam VT Global Health Care Fund - Class IA
	2019		0.35%	0.75%	13.27	13.77	26,927	368,267	29.61%	30.13%	0.23%
	2018		0.35%	0.75%	10.20	10.58	22,014	231,406	-0.69%	-0.64%	0.95%
	2017		0.35%	0.40%	10.27	10.27	12,688	132,917	15.14%	15.14%	0.20%
	2016		0.40%	0.40%	8.92	8.92	2,153	19,211	-11.50%	-11.50%	0.00%
	2015	8/20/15	0.40%	0.40%	10.08	10.08	1,939	19,563	-3.44%	-3.44%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Putnam VT Global Health Care Fund - Class IB
	2019		0.10%	2.65%	$12.40	$36.96	1,036,526	$18,342,329	26.89%	30.16%	0.00%
	2018		0.10%	2.65%	9.79	28.74	1,046,171	14,596,056	-3.00%	-0.69%	1.04%
	2017		0.10%	2.45%	9.97	29.29	1,009,021	13,542,660	12.79%	14.95%	0.51%
	2016		0.30%	2.20%	8.76	25.73	643,384	8,166,716	-13.28%	-11.62%	0.00%
	2015		0.30%	2.20%	23.67	29.41	610,533	9,761,142	5.44%	6.39%	0.00%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.06%
	2016		1.40%	2.45%	17.59	21.62	65,333	1,220,820	12.35%	13.42%	1.61%
	2015		1.30%	2.35%	15.59	19.24	74,485	1,229,146	-9.68%	-8.73%	1.90%
Putnam VT Income Fund - Class IA
	2019		0.35%	0.40%	11.60	11.60	22,579	261,910	11.85%	11.85%	7.90%
	2018	6/7/18	0.35%	0.35%	10.37	10.37	3,809	39,502	0.36%	0.36%	0.00%
Putnam VT Income Fund - Class IB
	2019		0.10%	1.65%	10.80	11.63	803,470	8,872,619	10.06%	11.78%	2.89%
	2018		0.10%	1.65%	9.82	10.41	670,350	6,686,164	-1.44%	0.10%	2.87%
	2017		0.10%	1.65%	9.96	10.32	609,805	6,139,023	3.87%	5.28%	3.64%
	2016		0.30%	1.65%	9.59	9.81	417,684	4,034,433	0.33%	1.69%	3.38%
	2015	6/23/15	0.30%	1.65%	9.56	9.64	214,052	2,051,661	-2.97%	-1.13%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IA
	2019		0.35%	0.35%	10.43	10.43	5,534	57,749	5.56%	5.56%	0.00%
	2018		0.35%	0.35%	9.88	9.88	129	1,277	-7.82%	-7.82%	0.67%
	2017	7/24/17	0.35%	0.35%	10.72	10.72	129	1,385	3.01%	3.01%	0.00%
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.39%
	2015	9/30/15	0.40%	0.40%	10.22	10.22	943	9,644	-0.20%	-0.20%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IB
	2019		0.10%	1.65%	9.74	10.47	259,404	2,611,357	4.18%	5.81%	0.00%
	2018		0.10%	1.65%	9.41	9.90	293,939	2,827,027	-9.35%	-7.93%	0.37%
	2017		0.10%	1.65%	10.38	10.59	276,983	2,925,608	5.23%	5.81%	0.00%
	2016		0.30%	1.65%	9.87	10.01	218,153	2,177,917	-0.95%	-0.40%	3.21%
	2015		1.10%	1.65%	9.99	10.05	239,428	2,402,565	-2.02%	-1.63%	0.05%
QS Variable Conservative Growth - Class II
	2019		0.30%	3.00%	11.18	11.96	710,393	8,211,581	13.64%	16.59%	2.47%
	2018		0.30%	2.85%	9.87	10.26	403,054	4,053,245	-7.05%	-4.84%	4.14%
	2017	6/26/17	0.30%	2.65%	10.62	10.78	90,766	970,818	2.28%	5.70%	5.25%
Rational Trend Aggregation VA Fund
	2019		1.10%	2.20%	12.61	13.87	78,522	1,068,363	4.96%	6.12%	2.73%
	2018		1.10%	2.20%	12.01	13.07	83,726	1,075,379	-6.65%	-5.61%	3.86%
	2017		1.10%	2.20%	12.87	13.84	92,981	1,268,081	-3.73%	-2.68%	3.36%
	2016		1.10%	2.20%	13.37	14.22	98,442	1,382,651	4.64%	5.80%	4.43%
	2015		1.10%	2.20%	12.77	13.44	89,058	1,182,870	-5.17%	-4.11%	4.15%
SEI VP Market Growth Strategy Fund - Class II
	2019		0.75%	0.75%	12.23	12.23	178,135	2,178,824	17.96%	17.96%	3.02%
	2018	4/13/18	0.75%	0.75%	10.37	10.37	188,413	1,953,696	-7.82%	-7.82%	2.03%
SEI VP Market Growth Strategy Fund - Class III
	2019		0.95%	1.65%	10.72	12.21	233,048	2,748,918	16.65%	17.47%	2.79%
	2018		0.95%	1.65%	10.15	10.41	241,896	2,442,821	-9.59%	-9.09%	1.96%
	2017		1.10%	1.65%	11.22	11.45	233,687	2,647,538	11.90%	12.52%	1.58%
	2016		1.10%	1.65%	10.03	10.17	174,241	1,759,951	5.68%	6.26%	3.15%
	2015		1.10%	1.65%	9.55	9.58	83,604	797,918	-4.87%	-4.72%	1.43%
SEI VP Market Plus Strategy Fund - Class III
	2019		0.10%	1.50%	12.60	13.15	82,844	1,070,083	19.88%	21.57%	1.77%
	2018		0.10%	1.50%	10.51	11.11	182,935	1,953,046	-11.62%	-10.55%	1.99%
	2017		0.30%	1.50%	11.89	12.42	170,795	2,054,693	16.59%	18.00%	1.42%
	2016		0.30%	1.50%	10.20	10.53	173,755	1,786,887	6.55%	7.83%	1.86%
	2015		0.30%	1.50%	9.61	9.76	150,117	1,444,007	-5.02%	-4.11%	0.96%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Templeton Foreign VIP Fund - Class 1
	2019		0.35%	0.40%	$9.60	$11.53	7,165	$76,212	12.39%	12.44%	1.93%
	2018		0.35%	0.40%	8.55	8.55	4,742	43,259	-15.61%	-15.61%	3.58%
	2017		0.40%	0.40%	10.13	10.13	2,938	29,745	16.55%	16.55%	3.01%
	2016		0.40%	0.40%	8.69	8.69	2,393	20,789	7.06%	7.06%	1.98%
	2015		0.40%	0.40%	8.11	8.11	2,372	19,246	-6.68%	-6.68%	3.42%
Templeton Foreign VIP Fund - Class 4
	2019		0.10%	1.65%	8.78	11.39	407,191	3,723,168	10.65%	12.38%	1.50%
	2018		0.10%	1.65%	7.94	10.13	386,695	3,167,816	-16.92%	-15.62%	2.42%
	2017		0.10%	1.65%	9.55	10.04	321,266	3,135,779	14.71%	16.27%	1.72%
	2016		0.30%	1.65%	8.33	8.63	306,726	2,583,212	5.34%	6.77%	1.50%
	2015		0.30%	1.65%	7.93	8.08	198,634	1,582,413	-8.04%	-6.93%	2.88%
Templeton Global Bond VIP Fund - Class 1
	2019		0.35%	0.80%	10.12	11.01	454,295	4,870,746	1.44%	1.90%	7.04%
	2018		0.35%	0.80%	9.97	10.80	402,771	4,227,873	1.41%	1.86%	0.00%
	2017		0.35%	0.80%	9.84	9.98	233,204	2,376,982	1.34%	1.75%	0.00%
	2016		0.40%	0.80%	9.70	9.81	157,097	1,539,327	2.38%	2.80%	0.00%
	2015		0.40%	0.80%	9.54	9.54	163,072	1,555,040	-4.48%	-4.48%	7.78%
Templeton Global Bond VIP Fund - Class 2
	2019		0.60%	3.15%	9.33	18.69	16,275,632	279,416,362	-1.15%	1.40%	7.11%
	2018		0.60%	3.15%	9.44	18.43	17,380,143	297,732,864	-1.22%	1.33%	0.00%
	2017		0.60%	3.15%	9.55	18.23	19,516,962	333,882,359	-1.24%	1.32%	0.00%
	2016		0.60%	3.15%	9.54	18.11	20,761,360	354,728,144	-0.25%	2.32%	0.00%
	2015		0.60%	3.15%	9.43	17.81	23,440,742	396,170,672	-7.27%	-4.88%	7.86%
Templeton Global Bond VIP Fund - Class 4
	2019		0.10%	1.65%	9.45	10.86	3,157,937	30,945,969	0.19%	1.75%	6.77%
	2018		0.10%	1.65%	9.43	10.67	2,967,184	28,763,421	0.23%	1.79%	0.00%
	2017		0.10%	1.65%	9.41	9.89	2,739,153	26,207,074	0.10%	1.46%	0.00%
	2016		0.30%	1.65%	9.40	9.74	1,888,622	17,954,067	1.19%	2.56%	0.00%
	2015		0.30%	1.65%	9.29	9.50	1,375,882	12,874,602	-5.96%	-4.68%	7.03%
Templeton Growth VIP Fund - Class 2
	2019		1.10%	3.05%	10.96	22.51	1,190,961	22,080,782	11.69%	13.89%	2.77%
	2018		1.10%	3.05%	9.78	19.80	1,333,167	21,850,180	-17.41%	-15.78%	1.98%
	2017		1.10%	3.05%	11.81	23.58	1,534,741	30,053,571	14.94%	17.20%	1.63%
	2016		1.10%	3.05%	11.67	20.27	1,761,584	29,587,438	6.49%	8.42%	1.88%
	2015		1.10%	2.90%	10.95	18.83	1,979,364	30,914,559	-9.16%	-7.51%	2.62%
TOPS® Moderate Growth ETF Portfolio - Service Class Shares
	2019	6/17/19	0.50%	1.85%	10.87	10.97	1,068,343	11,618,536	6.25%	7.87%	0.22%
Transparent Value Directional Allocation VI Portfolio - Class I
	2015		0.40%	0.40%	9.67	9.67	3,434	33,213	-2.95%	-2.95%	0.00%
Transparent Value Directional Allocation VI Portfolio - Class II
	2015		1.10%	1.65%	9.48	9.54	813,132	7,738,723	-4.21%	-3.82%	0.00%
VanEck VIP Global Hard Assets Fund - Class S Shares
	2019		0.10%	1.65%	5.15	7.52	590,280	3,189,559	9.72%	11.22%	0.00%
	2018		0.30%	1.65%	4.69	5.00	522,002	2,509,607	-29.59%	-28.64%	0.00%
	2017		0.30%	1.65%	6.66	7.00	532,159	3,604,212	-3.58%	-2.27%	0.00%
	2016		0.30%	1.65%	6.91	7.16	433,003	3,035,987	41.07%	42.98%	0.26%
	2015		0.30%	1.65%	4.90	5.01	251,082	1,241,231	-34.72%	-33.82%	0.02%
VanEck VIP Global Hard Assets Fund - Initial Class Shares
	2019		0.35%	0.40%	5.60	8.26	52,792	335,098	11.42%	11.48%	0.00%
	2018		0.35%	0.40%	5.03	7.41	53,325	298,218	-28.56%	-28.53%	0.00%
	2017		0.35%	0.40%	7.04	7.04	49,305	383,603	-2.09%	-2.09%	0.00%
	2016		0.40%	0.40%	7.19	7.19	41,596	299,092	43.14%	43.14%	0.36%
	2015		0.40%	0.40%	5.02	5.02	45,049	226,309	-33.71%	-33.71%	0.02%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2019		0.10%	1.65%	$10.68	$11.92	1,410,783	$15,896,953	8.66%	10.36%	3.87%
	2018		0.10%	1.65%	10.17	10.82	1,359,597	14,052,231	-4.26%	-2.76%	4.19%
	2017		0.10%	1.65%	10.62	11.15	1,255,777	13,511,991	4.98%	6.40%	4.53%
	2016		0.30%	1.65%	10.11	10.48	1,016,832	10,380,554	7.50%	8.96%	4.56%
	2015		0.30%	1.65%	9.41	9.49	666,746	6,310,592	-2.87%	-2.34%	5.90%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
	2019		0.35%	0.75%	11.35	12.03	71,890	827,527	10.06%	10.50%	4.41%
	2018		0.35%	0.75%	10.31	10.89	52,358	545,415	-3.24%	-2.85%	3.05%
	2017		0.35%	0.75%	11.22	11.22	111,639	1,213,760	6.57%	6.57%	6.18%
	2016		0.40%	0.40%	10.52	10.52	1,263	13,293	9.15%	9.15%	4.41%
	2015	6/25/15	0.40%	0.40%	9.64	9.64	1,263	12,189	-3.61%	-3.61%	2.92%
Virtus Rampart Equity Trend Series - Class A Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2017		1.10%	1.65%	10.09	10.30	141,275	1,445,650	18.47%	19.12%	0.00%
	2016		1.10%	1.65%	8.52	8.64	138,067	1,188,526	-2.59%	-2.05%	0.00%
	2015		1.10%	1.65%	8.75	8.83	381,314	3,361,190	-10.81%	-10.32%	0.00%
Virtus Rampart Equity Trend Series - Class I Shares
	2017	4/4/17	0.40%	0.40%	10.66	10.66	5	51	14.72%	14.72%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2019:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$6,903,642	$10,327,045
AB VPS International Value Portfolio - Class B	8	34
AB VPS Large Cap Growth Portfolio - Class B	1,786,394	2,373,172

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Small/Mid Cap Value Portfolio - Class A	$319,869	$144,634
AB VPS Small/Mid Cap Value Portfolio - Class B	32,215,645	17,433,752
ALPS/Alerian Energy Infrastructure Portfolio - Class I	79,155	16,186
ALPS/Alerian Energy Infrastructure Portfolio - Class III	1,248,797	1,342,737
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	19,151	20,356
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	2,846,435	1,702,776
ALPS/Stadion Core ETF Portfolio - Class I	11,963	328,633
ALPS/Stadion Core ETF Portfolio - Class III	3,863,468	18,204,581
ALPS/Stadion Tactical Growth Portfolio - Class III	1,344,599	5,664,087
American Century VP Balanced Fund - Class I	306,805	272,556
American Century VP Balanced Fund - Class II	28,016,286	9,287,969
American Century VP Inflation Protection Fund - Class II	394	2,065
American Century VP Large Company Value Fund - Class I	1,882,244	288,541
American Century VP Large Company Value Fund - Class II	22,534,786	5,702,771
American Funds Asset Allocation Fund - Class 1	1,554,967	788,693
American Funds Asset Allocation Fund - Class 1A	3,338,891	580,910
American Funds Asset Allocation Fund - Class 4	51,576,611	9,094,193
American Funds Blue Chip Income and Growth Fund - Class 1	541,040	499,018
American Funds Blue Chip Income and Growth Fund - Class 1A	4,835,096	450,743
American Funds Blue Chip Income and Growth Fund - Class 4	13,526,930	2,283,745
American Funds Bond Fund - Class 1	1,023,070	879,983
American Funds Bond Fund - Class 1A	2,622,326	688,341
American Funds Capital Income Builder® - Class 1	121,684	174,856
American Funds Capital Income Builder® - Class 1A	2,892,283	344,685
American Funds Capital Income Builder® - Class 4	9,312,111	4,653,827
American Funds Global Balanced Fund - Class 1	139,405	29,007
American Funds Global Balanced Fund - Class 1A	162,021	159,224
American Funds Global Bond Fund - Class 1	394,253	370,310
American Funds Global Bond Fund - Class 1A	90,233	59,645
American Funds Global Growth and Income Fund - Class 1	104,340	123,741
American Funds Global Growth and Income Fund - Class 1A	839,078	136,481
American Funds Global Growth Fund - Class 1	478,915	467,954
American Funds Global Growth Fund - Class 1A	1,259,100	594,123
American Funds Global Growth Fund - Class 2	22,451,832	46,504,124
American Funds Global Growth Fund - Class 4	15,505,794	5,048,582
American Funds Global Small Capitalization Fund - Class 1	132,826	235,393
American Funds Global Small Capitalization Fund - Class 1A	223,390	96,205
American Funds Global Small Capitalization Fund - Class 2	25,669,734	58,913,039
American Funds Global Small Capitalization Fund - Class 4	6,003,494	1,851,040
American Funds Growth Fund - Class 1	1,341,335	3,103,085
American Funds Growth Fund - Class 1A	7,463,625	1,605,715
American Funds Growth Fund - Class 2	154,546,338	215,276,390
American Funds Growth Fund - Class 4	49,025,214	11,684,643
American Funds Growth-Income Fund - Class 1	844,181	1,171,703
American Funds Growth-Income Fund - Class 1A	4,126,745	897,561
American Funds Growth-Income Fund - Class 2	210,805,925	245,517,006
American Funds Growth-Income Fund - Class 4	42,760,821	8,835,738
American Funds High-Income Bond Fund - Class 1	165,644	116,838
American Funds High-Income Bond Fund - Class 1A	392,338	345,906
American Funds International Fund - Class 1	760,766	1,029,113
American Funds International Fund - Class 1A	2,310,665	1,173,938
American Funds International Fund - Class 2	30,495,116	91,516,876
American Funds International Fund - Class 4	9,929,808	5,161,227
American Funds International Growth and Income Fund - Class 1	142,987	297,399
American Funds International Growth and Income Fund - Class 1A	132,780	75,034
American Funds Managed Risk Asset Allocation Fund - Class P1	695,318	333,793
American Funds Managed Risk Asset Allocation Fund - Class P2	23,275,611	9,247,561
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	591,747	313,184
American Funds Managed Risk Growth Fund - Class P1	1,636,541	324,682
American Funds Managed Risk Growth-Income Fund - Class P1	344,768	38,761
American Funds Managed Risk International Fund - Class P1	377,943	140,286

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds Mortgage Fund - Class 1	$251,474	$287,034
American Funds Mortgage Fund - Class 1A	178,164	444,001
American Funds Mortgage Fund - Class 4	1,340,083	2,031,058
American Funds New World Fund® - Class 1	383,068	946,962
American Funds New World Fund® - Class 1A	1,819,750	408,047
American Funds New World Fund® - Class 4	7,823,882	2,423,494
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	483,856	488,573
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	1,397,815	488,302
BlackRock Global Allocation V.I. Fund - Class I	510,271	351,285
BlackRock Global Allocation V.I. Fund - Class III	60,967,257	126,465,655
ClearBridge Variable Aggressive Growth Portfolio - Class I	9,129	2,587
ClearBridge Variable Aggressive Growth Portfolio - Class II	2,053,143	3,083,200
ClearBridge Variable Large Cap Growth Portfolio - Class I	1,092,171	751,504
ClearBridge Variable Large Cap Growth Portfolio - Class II	72,038,110	3,773,727
ClearBridge Variable Mid Cap Portfolio - Class I	502,999	237,088
ClearBridge Variable Mid Cap Portfolio - Class II	9,210,580	2,911,958
Columbia VP Commodity Strategy Fund - Class 1	32,184	10,777
Columbia VP Commodity Strategy Fund - Class 2	121,778	150,322
Columbia VP Emerging Markets Bond Fund - Class 1	221,330	157,725
Columbia VP Emerging Markets Bond Fund - Class 2	1,695,262	743,625
Columbia VP Strategic Income Fund - Class 1	936,993	595,128
Columbia VP Strategic Income Fund - Class 2	7,730,485	1,020,545
Delaware VIP® Diversified Income Series - Service Class	156,748,300	154,442,648
Delaware VIP® Diversified Income Series - Standard Class	3,615,546	1,447,059
Delaware VIP® Emerging Markets Series - Service Class	21,015,545	48,274,110
Delaware VIP® Emerging Markets Series - Standard Class	279,477	266,490
Delaware VIP® High Yield Series - Service Class	20,945,175	25,879,103
Delaware VIP® High Yield Series - Standard Class	357,785	533,135
Delaware VIP® International Value Equity Series - Standard Class	2,920	4,867
Delaware VIP® Limited-Term Diversified Income Series - Service Class	67,754,127	105,424,743
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	1,149,953	519,901
Delaware VIP® REIT Series - Service Class	11,291,014	19,344,711
Delaware VIP® REIT Series - Standard Class	690,558	576,989
Delaware VIP® Small Cap Value Series - Service Class	66,546,714	29,736,436
Delaware VIP® Small Cap Value Series - Standard Class	1,083,016	637,798
Delaware VIP® Smid Cap Core Series - Service Class	15,157,951	25,399,046
Delaware VIP® Smid Cap Core Series - Standard Class	650,380	1,337,007
Delaware VIP® U.S. Growth Series - Service Class	55,121,044	40,774,773
Delaware VIP® U.S. Growth Series - Standard Class	154,914	82,719
Delaware VIP® Value Series - Service Class	46,074,199	31,880,027
Delaware VIP® Value Series - Standard Class	1,244,606	1,085,051
DWS Alternative Asset Allocation VIP Portfolio - Class A	192,800	160,178
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,039,048	6,997,599
DWS Equity 500 Index VIP Portfolio - Class A	965,753	746,272
DWS Small Cap Index VIP Portfolio - Class A	344,572	442,528
Eaton Vance VT Floating-Rate Income Fund - ADV Class	946,716	657,569
Eaton Vance VT Floating-Rate Income Fund - Initial Class	12,838,409	9,738,927
Fidelity® VIP Balanced Portfolio - Initial Class	327,666	987
Fidelity® VIP Balanced Portfolio - Service Class 2	35,501,115	782,464
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,733,727	711,309
Fidelity® VIP Contrafund® Portfolio - Service Class 2	167,343,224	104,688,763
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	295,189	19,731
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	8,956,222	2,204,621
Fidelity® VIP Growth Portfolio - Initial Class	765,514	729,049
Fidelity® VIP Growth Portfolio - Service Class 2	25,824,831	33,071,195
Fidelity® VIP Mid Cap Portfolio - Initial Class	837,845	385,267
Fidelity® VIP Mid Cap Portfolio - Service Class 2	96,754,839	48,674,859
Fidelity® VIP Strategic Income Portfolio - Initial Class	1,286,308	1,212,995
Fidelity® VIP Strategic Income Portfolio - Service Class 2	5,293,121	1,781,398
First Trust Dorsey Wright Tactical Core Portfolio - Class I	2,119,354	1,707,645
First Trust Dorsey Wright Tactical Core Portfolio - Class II	7,698	469

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
First Trust Multi Income Allocation Portfolio - Class I	$1,004,010	$479,363
First Trust Multi Income Allocation Portfolio - Class II	1,237	12,731
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	48,645,587	16,596,703
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	1,282,035	46,262
Franklin Allocation VIP Fund - Class 1	4,368	46,065
Franklin Allocation VIP Fund - Class 4	1,737,532	1,019,267
Franklin Income VIP Fund - Class 1	137,460	46,120
Franklin Income VIP Fund - Class 2	41,312,681	67,918,958
Franklin Income VIP Fund - Class 4	31,783,588	3,752,960
Franklin Mutual Shares VIP Fund - Class 1	150,476	70,568
Franklin Mutual Shares VIP Fund - Class 2	77,675,859	79,781,844
Franklin Mutual Shares VIP Fund - Class 4	12,552,674	2,366,193
Franklin Rising Dividends VIP Fund - Class 1	362,675	142,731
Franklin Rising Dividends VIP Fund - Class 4	12,498,925	3,280,329
Franklin Small Cap Value VIP Fund - Class 1	280,842	64,242
Franklin Small Cap Value VIP Fund - Class 4	4,223,778	1,708,999
Franklin Small-Mid Cap Growth VIP Fund - Class 1	404,140	137,436
Franklin Small-Mid Cap Growth VIP Fund - Class 4	2,963,447	1,357,524
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	685,339	832,208
Goldman Sachs VIT Government Money Market Fund - Service Shares	15,464,357	14,368,586
Goldman Sachs VIT Large Cap Value Fund - Service Shares	7,170,645	17,436,184
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	566,486	501,425
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	592,307	83,009
Guggenheim VT Long Short Equity	706,127	593,639
Guggenheim VT Multi-Hedge Strategies	797,066	775,693
Hartford Capital Appreciation HLS Fund - Class IA	8,700	272
Hartford Capital Appreciation HLS Fund - Class IC	3,778,380	1,954,827
Invesco Oppenheimer V.I. Global Fund - Series II Shares	1,545,006	1,532,741
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	153,969	23,869
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	3,078,078	2,051,649
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	403,243	544,155
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	6,883,952	2,719,855
Invesco V.I. American Franchise Fund - Series I Shares	333,689	327,463
Invesco V.I. American Franchise Fund - Series II Shares	227,004	109,376
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	601,398	42,631
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	2,535,121	2,398,427
Invesco V.I. Comstock Fund - Series I Shares	209,511	71,483
Invesco V.I. Comstock Fund - Series II Shares	2,051,629	554,281
Invesco V.I. Core Equity Fund - Series I Shares	698,436	811,245
Invesco V.I. Core Equity Fund - Series II Shares	151,057	161,660
Invesco V.I. Diversified Dividend Fund - Series I Shares	432,577	126,619
Invesco V.I. Diversified Dividend Fund - Series II Shares	3,831,430	4,529,075
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	4,571,722	249,228
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	61,895,947	6,734,270
Invesco V.I. Equity and Income Fund - Series I Shares	4,212	2,125
Invesco V.I. Equity and Income Fund - Series II Shares	3,197,947	5,712,151
Invesco V.I. International Growth Fund - Series I Shares	262,908	372,409
Invesco V.I. International Growth Fund - Series II Shares	17,000,547	4,941,786
Ivy VIP Asset Strategy Portfolio - Class I	543	502
Ivy VIP Asset Strategy Portfolio - Class II	1,724,142	1,259,029
Ivy VIP Energy Portfolio - Class I	47,269	33,763
Ivy VIP Energy Portfolio - Class II	1,575,044	2,497,709
Ivy VIP High Income Portfolio - Class I	1,027,802	314,117
Ivy VIP High Income Portfolio - Class II	7,288,599	3,871,083
Ivy VIP Mid Cap Growth Portfolio - Class I	1,568,584	176,408
Ivy VIP Mid Cap Growth Portfolio - Class II	6,837,312	3,010,954
Ivy VIP Science and Technology Portfolio - Class I	189,918	30,256
Ivy VIP Science and Technology Portfolio - Class II	9,067,375	4,117,507
Ivy VIP Small Cap Growth Portfolio - Class I	30,417	12,389
Ivy VIP Small Cap Growth Portfolio - Class II	2,214,549	1,630,660
Janus Henderson Balanced Portfolio - Service Shares	2,091,524	1,912,025

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Janus Henderson Enterprise Portfolio - Service Shares	$832,349	$1,370,613
Janus Henderson Global Research Portfolio - Service Shares	41,922	181,722
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	2,643,156	257,480
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	61,427,269	10,536,957
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	1,011,700	2,241,236
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	283,948	2,454
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	1,283,942	287,664
Lincoln iShares® Global Growth Allocation Fund - Standard Class	14,424	8,775
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	25,166	35,988
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	16,425,317	7,003,387
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	7,493,323	3,307,368
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	768,318	1,847,861
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	14,814,437	7,202,000
LVIP American Balanced Allocation Fund - Service Class	13,029,707	4,262,818
LVIP American Balanced Allocation Fund - Standard Class	2,881,121	466,420
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	86,184,179	17,812,516
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	6,349,907	2,556,614
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	36,649	29,578
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	14,431,144	6,456,948
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	41,940	11,862
LVIP American Global Growth Fund - Service Class II	48,411,202	19,172,513
LVIP American Global Small Capitalization Fund - Service Class II	5,640,326	12,580,302
LVIP American Growth Allocation Fund - Service Class	6,271,133	4,425,740
LVIP American Growth Allocation Fund - Standard Class	2,983,560	92,295
LVIP American Growth Fund - Service Class II	198,731,011	21,799,012
LVIP American Growth-Income Fund - Service Class II	182,023,815	15,283,620
LVIP American Income Allocation Fund - Standard Class	6,707	7,286
LVIP American International Fund - Service Class II	31,674,408	18,132,083
LVIP American Preservation Fund - Service Class	2,584,161	1,749,414
LVIP American Preservation Fund - Standard Class	1,876,385	1,845,909
LVIP Baron Growth Opportunities Fund - Service Class	29,889,039	20,173,142
LVIP Baron Growth Opportunities Fund - Standard Class	254,843	160,023
LVIP BlackRock Advantage Allocation Fund - Service Class	4,934,827	668,557
LVIP BlackRock Advantage Allocation Fund - Standard Class	1,742	1,619
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	753,203,987	341,263,869
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	317,479	122,810
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	36,809,358	100,789,499
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	5,691	22,512
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	101,885,874	14,124,716
LVIP BlackRock Global Real Estate Fund - Service Class	9,471,671	14,610,309
LVIP BlackRock Global Real Estate Fund - Standard Class	543,422	293,653
LVIP BlackRock Inflation Protected Bond Fund - Service Class	43,081,148	75,685,881
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	866,507	895,543
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	153,156,115	4,845,538
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	141,452,498	17,577,342
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	260,136	401,384
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	105,141,302	46,271,001
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	16,545	2,899
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	21,239,287	165,961,794
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	210,268,940	27,103,166
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	2,865	5,062
LVIP Delaware Bond Fund - Service Class	406,930,226	182,238,158
LVIP Delaware Bond Fund - Standard Class	6,387,235	9,977,636
LVIP Delaware Diversified Floating Rate Fund - Service Class	49,649,664	94,232,463
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,365,241	1,247,811
LVIP Delaware Social Awareness Fund - Service Class	7,648,200	7,315,638
LVIP Delaware Social Awareness Fund - Standard Class	625,622	1,516,432
LVIP Delaware Special Opportunities Fund - Service Class	29,171,006	6,478,860
LVIP Delaware Wealth Builder Fund - Service Class	6,179,069	3,829,457
LVIP Delaware Wealth Builder Fund - Standard Class	436,297	645,438
LVIP Dimensional International Core Equity Fund - Service Class	22,485,122	3,496,182

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Dimensional International Core Equity Fund - Standard Class	$2,588,284	$2,102,388
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	67,423,176	19,014,922
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	453,914	199,833
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	46,167,004	7,751,705
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	3,185,093	1,027,015
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	29,034,932	3,310,928
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	2,128,966	1,638,976
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	76,331,449	35,230,177
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	1,203,011	582,894
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	133,900,271	27,773,114
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	5,280,274	2,729,745
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	51,667,398	40,620,092
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	12,074	6,784
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	68,690,682	53,900,193
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	4,340	147
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	5,973,396	1,633,250
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	241,249	48,542
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	24,924,791	327,608,789
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	11,993	23,501
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	95,628,475	2,523,133
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	2,073,545	105,207
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	77,739,661	120,221,383
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	165,398	233,736
LVIP Global Growth Allocation Managed Risk Fund - Service Class	548,461,451	856,195,097
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	1,901,612	896,221
LVIP Global Income Fund - Service Class	31,063,818	82,718,641
LVIP Global Income Fund - Standard Class	248,283	80,514
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	443,040,711	594,785,110
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	2,770,035	163,600
LVIP Goldman Sachs Income Builder Fund - Service Class	6,867,110	18,880,752
LVIP Goldman Sachs Income Builder Fund - Standard Class	122,436	668,078
LVIP Government Money Market Fund - Service Class	194,558,092	159,607,139
LVIP Government Money Market Fund - Standard Class	25,759,623	20,779,321
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	19,576,929	316,924,749
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	326,116,549	33,212,306
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	30,155	35,719
LVIP JPMorgan High Yield Fund - Service Class	51,963,260	33,038,656
LVIP JPMorgan High Yield Fund - Standard Class	1,846,963	438,183
LVIP JPMorgan Retirement Income Fund - Service Class	9,406,253	1,889,501
LVIP JPMorgan Retirement Income Fund - Standard Class	68,682	65,947
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	32,969,377	45,831,978
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	92,385	83,140
LVIP Loomis Sayles Global Growth Fund - Service Class	877,530	358,119
LVIP Loomis Sayles Global Growth Fund - Standard Class	133,162	101,013
LVIP MFS International Equity Managed Volatility Fund - Service Class	79,299,634	17,174,917
LVIP MFS International Growth Fund - Service Class	29,346,544	16,539,244
LVIP MFS International Growth Fund - Standard Class	430,045	51,358
LVIP MFS Value Fund - Service Class	54,999,513	73,317,540
LVIP MFS Value Fund - Standard Class	807,259	69,567
LVIP Mondrian International Value Fund - Service Class	27,237,393	30,999,434
LVIP Mondrian International Value Fund - Standard Class	731,838	1,322,990
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	7,303,708	9,559,758
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	542	192
LVIP PIMCO Low Duration Bond Fund - Service Class	104,355,084	58,163,899
LVIP PIMCO Low Duration Bond Fund - Standard Class	2,662,219	1,571,622
LVIP SSGA Bond Index Fund - Service Class	65,612,963	108,879,996
LVIP SSGA Bond Index Fund - Standard Class	9,596,486	5,752,612
LVIP SSGA Conservative Index Allocation Fund - Service Class	12,529,846	10,992,843
LVIP SSGA Conservative Index Allocation Fund - Standard Class	2,814	1,526
LVIP SSGA Conservative Structured Allocation Fund - Service Class	13,703,388	26,901,008
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	32,169	399,329

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA Developed International 150 Fund - Service Class	$13,873,720	$20,787,422
LVIP SSGA Developed International 150 Fund - Standard Class	540,618	122,611
LVIP SSGA Emerging Markets 100 Fund - Service Class	14,530,068	20,053,718
LVIP SSGA Emerging Markets 100 Fund - Standard Class	823,268	459,597
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	4,434,021	1,033,452
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	550,320	15,971
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	32,400,656	90,151,908
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	30,634	135,143
LVIP SSGA International Index Fund - Service Class	14,602,044	38,975,988
LVIP SSGA International Index Fund - Standard Class	1,064,580	464,063
LVIP SSGA International Managed Volatility Fund - Service Class	12,998,860	45,925,065
LVIP SSGA International Managed Volatility Fund - Standard Class	6,814	16,549
LVIP SSGA Large Cap 100 Fund - Service Class	44,946,370	41,844,121
LVIP SSGA Large Cap 100 Fund - Standard Class	2,659,552	609,892
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	133,849,900	18,682,499
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	74,249	76,690
LVIP SSGA Mid-Cap Index Fund - Service Class	33,926,652	5,992,605
LVIP SSGA Mid-Cap Index Fund - Standard Class	2,879,943	651,496
LVIP SSGA Moderate Index Allocation Fund - Service Class	29,863,690	26,170,244
LVIP SSGA Moderate Index Allocation Fund - Standard Class	413,975	11,288
LVIP SSGA Moderate Structured Allocation Fund - Service Class	40,539,048	98,095,985
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	187,169	193,397
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	27,797,234	37,508,859
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	847,559	23,537
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	25,026,951	56,364,115
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	103,430	90,952
LVIP SSGA S&P 500 Index Fund - Service Class	175,474,544	104,268,857
LVIP SSGA S&P 500 Index Fund - Standard Class	18,242,813	12,334,482
LVIP SSGA Short-Term Bond Index Fund - Service Class	76,620,117	19,686,666
LVIP SSGA Short-Term Bond Index Fund - Standard Class	2,494,170	518,404
LVIP SSGA Small-Cap Index Fund - Service Class	60,696,467	22,700,535
LVIP SSGA Small-Cap Index Fund - Standard Class	3,169,098	2,424,346
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	20,534,501	15,364,708
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	2,619,260	643,575
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	95,728,061	15,046,884
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	28,189	24,970
LVIP T. Rowe Price 2010 Fund - Service Class	3,330,058	2,771,908
LVIP T. Rowe Price 2020 Fund - Service Class	2,152,368	2,165,787
LVIP T. Rowe Price 2030 Fund - Service Class	1,359,272	1,319,026
LVIP T. Rowe Price 2040 Fund - Service Class	2,673,516	2,191,385
LVIP T. Rowe Price Growth Stock Fund - Service Class	46,135,670	49,487,450
LVIP T. Rowe Price Growth Stock Fund - Standard Class	1,006,864	275,771
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	59,358,657	11,504,835
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	855,616	1,144,011
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	74,939,757	1,188,594
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	166,670	30,887
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	308,411,884	14,340,071
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	1,556,366	73,806
LVIP Vanguard Domestic Equity ETF Fund - Service Class	43,123,717	23,307,002
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	3,196,432	792,731
LVIP Vanguard International Equity ETF Fund - Service Class	37,358,679	10,874,872
LVIP Vanguard International Equity ETF Fund - Standard Class	3,644,497	677,162
LVIP Wellington Capital Growth Fund - Service Class	45,176,299	53,194,302
LVIP Wellington Capital Growth Fund - Standard Class	659,011	210,798
LVIP Wellington Mid-Cap Value Fund - Service Class	19,898,727	8,516,606
LVIP Wellington Mid-Cap Value Fund - Standard Class	284,608	172,762
LVIP Western Asset Core Bond Fund - Service Class	136,737,194	7,085,575
LVIP Western Asset Core Bond Fund - Standard Class	3,484,983	445,797
MFS® VIT Growth Series - Initial Class	994,843	976,036
MFS® VIT Growth Series - Service Class	47,929,555	13,372,714
MFS® VIT Total Return Series - Initial Class	806,072	831,948

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
MFS® VIT Total Return Series - Service Class	$24,395,129	$7,183,028
MFS® VIT Utilities Series - Initial Class	2,572,258	3,358,532
MFS® VIT Utilities Series - Service Class	9,965,026	27,417,086
MFS® VIT II Core Equity Portfolio - Service Class	537,953	262,667
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	401,959	397,712
MFS® VIT II International Intrinsic Value Portfolio - Service Class	6,871,473	8,523,506
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	63,157	46,117
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	2,070,659	1,068,506
Morgan Stanley VIF Growth Portfolio - Class II	935,625	1,395,788
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	3,839,015	4,308,138
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	1,141,935	782,682
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	25,655	34,041
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	857,463	1,775,715
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	36,636	34,193
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	1,245,915	930,762
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	64,327	7,469
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	957,243	793,147
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	69,137	41,420
Putnam VT Equity Income Fund - Class IA	217,966	27,117
Putnam VT Equity Income Fund - Class IB	3,895,630	279,483
Putnam VT George Putnam Balanced Fund - Class IA	446,598	3,308
Putnam VT George Putnam Balanced Fund - Class IB	38,370,800	7,517,220
Putnam VT Global Health Care Fund - Class IA	101,768	42,966
Putnam VT Global Health Care Fund - Class IB	6,166,506	5,760,000
Putnam VT Income Fund - Class IA	579,578	361,049
Putnam VT Income Fund - Class IB	4,485,843	2,901,485
Putnam VT Multi-Asset Absolute Return Fund - Class IA	56,404	63
Putnam VT Multi-Asset Absolute Return Fund - Class IB	315,652	702,128
QS Variable Conservative Growth - Class II	4,508,111	964,793
Rational Trend Aggregation VA Fund	73,269	128,667
SEI VP Market Growth Strategy Fund - Class II	108,019	135,542
SEI VP Market Growth Strategy Fund - Class III	335,945	348,174
SEI VP Market Plus Strategy Fund - Class III	89,273	1,207,653
Templeton Foreign VIP Fund - Class 1	52,618	23,266
Templeton Foreign VIP Fund - Class 4	518,034	283,859
Templeton Global Bond VIP Fund - Class 1	1,290,707	402,918
Templeton Global Bond VIP Fund - Class 2	27,116,751	31,691,477
Templeton Global Bond VIP Fund - Class 4	7,690,275	4,012,788
Templeton Growth VIP Fund - Class 2	6,786,576	4,888,266
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	11,349,122	184,293
VanEck VIP Global Hard Assets Fund - Class S Shares	976,044	589,809
VanEck VIP Global Hard Assets Fund - Initial Class Shares	49,375	48,572
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	2,494,332	1,509,775
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	252,501	8,832

5. Investments

The following is a summary of investments owned at December 31, 2019:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	949,425	$32.19	$30,561,980	$22,623,265
AB VPS International Value Portfolio - Class B	73	14.24	1,034	1,081
AB VPS Large Cap Growth Portfolio - Class B	163,982	57.28	9,392,883	7,420,531
AB VPS Small/Mid Cap Value Portfolio - Class A	47,579	17.91	852,143	929,065
AB VPS Small/Mid Cap Value Portfolio - Class B	11,290,880	17.72	200,074,400	209,020,534
ALPS/Alerian Energy Infrastructure Portfolio - Class I	52,179	8.96	467,521	493,833
ALPS/Alerian Energy Infrastructure Portfolio - Class III	553,797	8.96	4,962,021	5,129,333
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	11,181	14.65	163,800	137,095

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	993,885	$15.31	$15,216,380	$12,391,959
American Century VP Balanced Fund - Class I	34,228	8.18	279,986	262,859
American Century VP Balanced Fund - Class II	12,085,037	8.18	98,855,604	90,345,389
American Century VP Inflation Protection Fund - Class II	2,211	10.26	22,685	22,973
American Century VP Large Company Value Fund - Class I	183,942	16.29	2,996,408	2,760,659
American Century VP Large Company Value Fund - Class II	2,165,512	16.56	35,860,873	32,967,092
American Funds Asset Allocation Fund - Class 1	840,153	24.05	20,205,687	18,376,633
American Funds Asset Allocation Fund - Class 1A	444,136	23.99	10,654,834	10,264,053
American Funds Asset Allocation Fund - Class 4	8,339,025	23.67	197,384,725	185,183,981
American Funds Blue Chip Income and Growth Fund - Class 1	294,226	13.56	3,989,698	3,929,051
American Funds Blue Chip Income and Growth Fund - Class 1A	597,390	13.51	8,070,736	8,021,517
American Funds Blue Chip Income and Growth Fund - Class 4	3,501,125	13.31	46,599,969	46,752,798
American Funds Bond Fund - Class 1	622,853	11.17	6,957,268	6,801,212
American Funds Bond Fund - Class 1A	484,973	11.13	5,397,755	5,228,749
American Funds Capital Income Builder® - Class 1	103,731	10.73	1,113,033	1,015,017
American Funds Capital Income Builder® - Class 1A	531,494	10.72	5,697,611	5,367,914
American Funds Capital Income Builder® - Class 4	4,521,022	10.71	48,420,144	44,807,613
American Funds Global Balanced Fund - Class 1	52,695	13.51	711,904	616,809
American Funds Global Balanced Fund - Class 1A	168,310	13.49	2,270,504	2,163,018
American Funds Global Bond Fund - Class 1	250,992	12.12	3,042,027	2,957,291
American Funds Global Bond Fund - Class 1A	36,724	12.10	444,358	432,166
American Funds Global Growth and Income Fund - Class 1	98,687	15.92	1,571,104	1,332,784
American Funds Global Growth and Income Fund - Class 1A	118,982	15.88	1,889,440	1,793,575
American Funds Global Growth Fund - Class 1	76,069	32.57	2,477,551	2,138,024
American Funds Global Growth Fund - Class 1A	202,059	32.47	6,560,863	5,882,011
American Funds Global Growth Fund - Class 2	9,202,377	32.24	296,684,633	229,288,018
American Funds Global Growth Fund - Class 4	2,113,968	32.05	67,752,680	59,772,636
American Funds Global Small Capitalization Fund - Class 1	53,220	26.80	1,426,291	1,229,858
American Funds Global Small Capitalization Fund - Class 1A	20,952	26.74	560,250	521,771
American Funds Global Small Capitalization Fund - Class 2	14,245,248	26.02	370,661,349	296,906,194
American Funds Global Small Capitalization Fund - Class 4	762,094	26.16	19,936,374	18,218,936
American Funds Growth Fund - Class 1	114,977	81.22	9,338,393	8,354,523
American Funds Growth Fund - Class 1A	220,698	80.92	17,858,910	16,882,994
American Funds Growth Fund - Class 2	17,578,919	80.57	1,416,333,512	1,115,841,647
American Funds Growth Fund - Class 4	2,331,983	79.41	185,182,775	169,056,339
American Funds Growth-Income Fund - Class 1	125,645	50.71	6,371,454	5,971,610
American Funds Growth-Income Fund - Class 1A	215,409	50.54	10,886,758	10,668,393
American Funds Growth-Income Fund - Class 2	36,465,526	50.08	1,826,193,558	1,504,129,490
American Funds Growth-Income Fund - Class 4	2,800,064	49.52	138,659,193	133,016,699
American Funds High-Income Bond Fund - Class 1	183,495	9.87	1,811,097	1,917,815
American Funds High-Income Bond Fund - Class 1A	72,492	9.86	714,767	732,146
American Funds International Fund - Class 1	294,143	20.86	6,135,817	5,687,374
American Funds International Fund - Class 1A	337,848	20.80	7,027,247	6,883,699
American Funds International Fund - Class 2	29,149,320	20.78	605,722,874	535,181,626
American Funds International Fund - Class 4	2,403,176	20.54	49,361,239	47,203,267
American Funds International Growth and Income Fund - Class 1	98,942	18.18	1,798,773	1,682,814
American Funds International Growth and Income Fund - Class 1A	31,610	18.15	573,714	543,117
American Funds Managed Risk Asset Allocation Fund - Class P1	157,409	13.81	2,173,822	2,034,280
American Funds Managed Risk Asset Allocation Fund - Class P2	10,887,174	13.46	146,541,365	135,968,615
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	55,316	12.01	664,350	661,252
American Funds Managed Risk Growth Fund - Class P1	137,474	13.78	1,894,399	1,779,188
American Funds Managed Risk Growth-Income Fund - Class P1	28,348	13.76	390,065	352,720
American Funds Managed Risk International Fund - Class P1	50,316	11.01	553,978	532,901
American Funds Mortgage Fund - Class 1	50,982	10.56	538,369	537,114
American Funds Mortgage Fund - Class 1A	45,728	10.55	482,435	473,676
American Funds Mortgage Fund - Class 4	450,417	10.44	4,702,349	4,724,209
American Funds New World Fund® - Class 1	162,058	25.84	4,187,579	3,580,671
American Funds New World Fund® - Class 1A	140,829	25.74	3,624,935	3,398,322
American Funds New World Fund® - Class 4	1,474,234	25.47	37,548,744	32,677,616
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	13,597	12.34	167,785	168,747
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	199,987	12.32	2,463,841	2,414,346

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
BlackRock Global Allocation V.I. Fund - Class I	240,168	$17.12	$4,111,675	$3,965,153
BlackRock Global Allocation V.I. Fund - Class III	69,500,543	14.48	1,006,367,860	982,440,328
ClearBridge Variable Aggressive Growth Portfolio - Class I	12,274	28.10	344,891	346,361
ClearBridge Variable Aggressive Growth Portfolio - Class II	836,962	27.64	23,133,641	23,173,234
ClearBridge Variable Large Cap Growth Portfolio - Class I	75,273	29.99	2,257,432	2,043,603
ClearBridge Variable Large Cap Growth Portfolio - Class II	4,926,580	29.88	147,206,219	134,612,161
ClearBridge Variable Mid Cap Portfolio - Class I	40,763	22.60	921,235	828,951
ClearBridge Variable Mid Cap Portfolio - Class II	2,170,676	22.48	48,796,806	42,618,169
Columbia VP Commodity Strategy Fund - Class 1	41,598	5.55	230,870	242,995
Columbia VP Commodity Strategy Fund - Class 2	135,058	5.50	742,820	781,009
Columbia VP Emerging Markets Bond Fund - Class 1	38,365	9.62	369,068	368,639
Columbia VP Emerging Markets Bond Fund - Class 2	302,771	9.61	2,909,625	2,918,757
Columbia VP Strategic Income Fund - Class 1	272,101	4.27	1,161,872	1,136,031
Columbia VP Strategic Income Fund - Class 2	2,687,950	4.23	11,370,029	11,174,410
Delaware VIP® Diversified Income Series - Service Class	189,761,828	10.63	2,017,168,236	1,986,711,539
Delaware VIP® Diversified Income Series - Standard Class	1,345,280	10.71	14,407,947	13,821,560
Delaware VIP® Emerging Markets Series - Service Class	12,814,266	24.17	309,720,808	257,424,578
Delaware VIP® Emerging Markets Series - Standard Class	28,280	24.27	686,362	629,079
Delaware VIP® High Yield Series - Service Class	20,783,320	5.06	105,163,601	108,695,744
Delaware VIP® High Yield Series - Standard Class	442,551	5.08	2,248,162	2,258,316
Delaware VIP® International Value Equity Series - Standard Class	6,228	12.31	76,663	77,557
Delaware VIP® Limited-Term Diversified Income Series - Service Class	118,848,535	9.75	1,158,773,216	1,171,310,781
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	279,048	9.82	2,740,252	2,723,807
Delaware VIP® REIT Series - Service Class	10,087,187	14.66	147,878,160	135,767,000
Delaware VIP® REIT Series - Standard Class	260,802	14.69	3,831,186	3,462,484
Delaware VIP® Small Cap Value Series - Service Class	11,549,110	38.06	439,559,144	405,790,708
Delaware VIP® Small Cap Value Series - Standard Class	212,527	38.30	8,139,766	8,022,107
Delaware VIP® Smid Cap Core Series - Service Class	8,325,263	21.28	177,161,600	193,755,098
Delaware VIP® Smid Cap Core Series - Standard Class	285,723	23.09	6,597,353	6,502,896
Delaware VIP® U.S. Growth Series - Service Class	32,088,003	9.70	311,253,627	302,621,235
Delaware VIP® U.S. Growth Series - Standard Class	14,483	10.15	146,999	138,814
Delaware VIP® Value Series - Service Class	10,867,358	30.95	336,344,731	288,694,535
Delaware VIP® Value Series - Standard Class	242,695	31.09	7,545,400	7,003,536
DWS Alternative Asset Allocation VIP Portfolio - Class A	120,248	13.35	1,605,304	1,600,359
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,462,505	13.34	46,189,814	46,181,029
DWS Equity 500 Index VIP Portfolio - Class A	275,801	23.14	6,382,046	4,695,863
DWS Small Cap Index VIP Portfolio - Class A	172,331	16.97	2,924,463	2,465,559
Eaton Vance VT Floating-Rate Income Fund - ADV Class	461,751	9.16	4,229,636	4,258,488
Eaton Vance VT Floating-Rate Income Fund - Initial Class	2,976,161	9.15	27,231,876	27,361,151
Fidelity® VIP Balanced Portfolio - Initial Class	17,762	19.55	347,250	326,708
Fidelity® VIP Balanced Portfolio - Service Class 2	1,923,349	19.02	36,582,102	34,756,889
Fidelity® VIP Contrafund® Portfolio - Initial Class	102,874	37.17	3,823,811	3,527,511
Fidelity® VIP Contrafund® Portfolio - Service Class 2	34,284,485	36.10	1,237,669,901	1,008,446,958
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	64,261	12.28	789,129	804,512
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	1,706,202	12.23	20,866,844	20,942,452
Fidelity® VIP Growth Portfolio - Initial Class	79,506	79.09	6,288,142	5,445,333
Fidelity® VIP Growth Portfolio - Service Class 2	3,250,264	77.43	251,667,952	195,824,592
Fidelity® VIP Mid Cap Portfolio - Initial Class	66,410	32.95	2,188,212	2,229,400
Fidelity® VIP Mid Cap Portfolio - Service Class 2	18,166,947	31.75	576,800,583	569,502,493
Fidelity® VIP Strategic Income Portfolio - Initial Class	163,202	11.45	1,868,659	1,871,416
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,980,489	11.34	22,458,743	22,434,166
First Trust Dorsey Wright Tactical Core Portfolio - Class I	803,451	12.37	9,938,685	9,111,725
First Trust Dorsey Wright Tactical Core Portfolio - Class II	3,474	12.37	42,970	41,207
First Trust Multi Income Allocation Portfolio - Class I	630,360	11.55	7,280,654	6,704,631
First Trust Multi Income Allocation Portfolio - Class II	2,923	11.54	33,731	30,410
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	12,378,181	14.68	181,711,700	169,379,824
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	88,750	14.71	1,305,508	1,290,038
Franklin Allocation VIP Fund - Class 4	1,243,776	6.97	8,669,118	8,813,418
Franklin Income VIP Fund - Class 1	19,124	16.52	315,920	303,234
Franklin Income VIP Fund - Class 2	30,417,822	15.91	483,947,543	460,304,350
Franklin Income VIP Fund - Class 4	6,457,730	16.32	105,390,148	103,004,365

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Franklin Mutual Shares VIP Fund - Class 1	37,284	$19.19	$715,481	$754,690
Franklin Mutual Shares VIP Fund - Class 2	34,225,198	18.81	643,775,979	607,195,243
Franklin Mutual Shares VIP Fund - Class 4	1,867,281	18.99	35,459,669	36,894,012
Franklin Rising Dividends VIP Fund - Class 1	31,674	27.90	883,704	849,341
Franklin Rising Dividends VIP Fund - Class 4	1,217,777	27.08	32,977,397	31,792,794
Franklin Small Cap Value VIP Fund - Class 1	39,105	15.73	615,116	675,906
Franklin Small Cap Value VIP Fund - Class 4	602,603	15.51	9,346,379	10,099,821
Franklin Small-Mid Cap Growth VIP Fund - Class 1	37,029	19.74	730,956	722,309
Franklin Small-Mid Cap Growth VIP Fund - Class 4	442,616	18.04	7,984,799	7,985,148
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	486,543	1.00	486,543	486,543
Goldman Sachs VIT Government Money Market Fund - Service Shares	24,395,322	1.00	24,395,322	24,395,315
Goldman Sachs VIT Large Cap Value Fund - Service Shares	15,349,648	9.19	141,063,268	148,366,299
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	259,557	8.99	2,333,418	2,427,573
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	79,832	9.02	720,081	725,170
Guggenheim VT Long Short Equity	292,134	13.84	4,043,131	4,453,381
Guggenheim VT Multi-Hedge Strategies	200,828	24.16	4,851,999	4,821,053
Hartford Capital Appreciation HLS Fund - Class IA	1,663	46.05	76,568	82,589
Hartford Capital Appreciation HLS Fund - Class IC	306,814	45.45	13,944,694	14,152,882
Invesco Oppenheimer V.I. Global Fund - Series II Shares	204,590	41.95	8,582,552	7,136,553
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	327,946	2.45	803,467	752,522
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	6,351,024	2.56	16,258,622	15,274,180
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	24,526	23.32	571,950	564,943
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	748,601	22.89	17,135,467	17,133,108
Invesco V.I. American Franchise Fund - Series I Shares	38,091	67.15	2,557,796	1,819,900
Invesco V.I. American Franchise Fund - Series II Shares	26,336	63.90	1,682,864	1,276,890
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	126,167	10.91	1,376,482	1,342,944
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	1,275,531	10.73	13,686,453	13,863,480
Invesco V.I. Comstock Fund - Series I Shares	17,347	17.16	297,683	305,693
Invesco V.I. Comstock Fund - Series II Shares	478,956	17.09	8,185,352	8,872,399
Invesco V.I. Core Equity Fund - Series I Shares	160,342	34.95	5,603,944	4,715,977
Invesco V.I. Core Equity Fund - Series II Shares	38,113	34.81	1,326,705	1,101,721
Invesco V.I. Diversified Dividend Fund - Series I Shares	28,207	27.23	768,072	743,369
Invesco V.I. Diversified Dividend Fund - Series II Shares	701,434	27.03	18,959,768	17,807,755
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	246,650	22.14	5,460,830	5,172,722
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	9,161,682	21.46	196,609,698	175,847,597
Invesco V.I. Equity and Income Fund - Series I Shares	2,615	17.52	45,823	47,233
Invesco V.I. Equity and Income Fund - Series II Shares	695,493	17.42	12,115,489	12,376,032
Invesco V.I. International Growth Fund - Series I Shares	53,289	39.06	2,081,486	1,921,247
Invesco V.I. International Growth Fund - Series II Shares	1,949,894	38.48	75,031,915	70,504,575
Ivy VIP Asset Strategy Portfolio - Class I	934	9.50	8,877	9,050
Ivy VIP Asset Strategy Portfolio - Class II	998,985	9.50	9,490,457	9,459,203
Ivy VIP Energy Portfolio - Class I	3,718	4.02	14,949	15,822
Ivy VIP Energy Portfolio - Class II	1,128,522	4.00	4,513,862	6,063,914
Ivy VIP High Income Portfolio - Class I	442,346	3.48	1,539,452	1,548,945
Ivy VIP High Income Portfolio - Class II	6,767,794	3.47	23,476,122	23,952,257
Ivy VIP Mid Cap Growth Portfolio - Class I	306,178	12.77	3,908,581	3,742,902
Ivy VIP Mid Cap Growth Portfolio - Class II	1,222,527	12.69	15,508,733	14,088,605
Ivy VIP Science and Technology Portfolio - Class I	19,054	29.94	570,415	538,125
Ivy VIP Science and Technology Portfolio - Class II	1,216,164	29.82	36,260,046	31,820,075
Ivy VIP Small Cap Growth Portfolio - Class I	22,966	8.80	202,151	201,608
Ivy VIP Small Cap Growth Portfolio - Class II	733,596	8.78	6,437,305	6,469,950
Janus Henderson Balanced Portfolio - Service Shares	364,964	41.70	15,219,007	11,358,244
Janus Henderson Enterprise Portfolio - Service Shares	89,293	79.93	7,137,194	4,562,820
Janus Henderson Global Research Portfolio - Service Shares	10,806	55.27	597,262	360,312
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	393,823	11.24	4,426,567	4,301,390
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	12,101,343	11.09	134,203,891	130,336,846
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	294,359	17.58	5,174,838	4,699,780
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	30,963	11.16	345,550	334,653
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	401,706	11.12	4,466,970	4,169,242
Lincoln iShares® Global Growth Allocation Fund - Standard Class	47,418	12.41	588,554	537,197
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	89,529	12.44	1,113,835	973,792

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	3,174,771	$12.08	$38,351,237	$38,499,118
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	616,784	29.88	18,429,499	18,238,507
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	812,998	16.54	13,446,981	13,611,880
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	2,906,873	14.27	41,481,075	42,149,355
LVIP American Balanced Allocation Fund - Service Class	4,500,664	13.07	58,819,179	57,046,313
LVIP American Balanced Allocation Fund - Standard Class	750,711	13.08	9,817,051	9,498,952
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	34,280,713	14.02	480,547,031	430,456,760
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2,890,897	11.76	33,991,163	32,859,231
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	38,242	11.76	449,767	419,704
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	6,876,039	12.37	85,049,722	80,983,642
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	35,314	12.37	436,981	405,715
LVIP American Global Growth Fund - Service Class II	14,056,956	21.64	304,248,747	254,840,683
LVIP American Global Small Capitalization Fund - Service Class II	4,276,709	17.02	72,776,761	61,246,413
LVIP American Growth Allocation Fund - Service Class	3,213,332	13.45	43,219,315	42,017,407
LVIP American Growth Allocation Fund - Standard Class	346,886	13.46	4,668,395	4,593,654
LVIP American Growth Fund - Service Class II	41,365,005	23.03	952,636,064	798,951,758
LVIP American Growth-Income Fund - Service Class II	37,715,250	22.11	834,035,032	725,780,024
LVIP American Income Allocation Fund - Standard Class	6,847	11.70	80,110	78,833
LVIP American International Fund - Service Class II	16,604,345	15.13	251,140,717	228,593,307
LVIP American Preservation Fund - Service Class	888,312	9.91	8,799,619	8,780,888
LVIP American Preservation Fund - Standard Class	22,414	9.90	221,984	220,596
LVIP Baron Growth Opportunities Fund - Service Class	4,360,949	60.14	262,267,497	198,770,584
LVIP Baron Growth Opportunities Fund - Standard Class	17,795	62.16	1,106,079	934,210
LVIP BlackRock Advantage Allocation Fund - Service Class	736,206	12.89	9,492,636	10,160,178
LVIP BlackRock Advantage Allocation Fund - Standard Class	1,656	12.47	20,654	24,106
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	64,678,685	20.87	1,349,908,838	1,223,218,549
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	23,759	20.92	497,111	466,966
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	76,800,876	11.21	860,861,024	796,338,321
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	13,708	11.28	154,629	144,741
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	35,269,882	12.51	441,261,497	397,372,054
LVIP BlackRock Global Real Estate Fund - Service Class	9,864,793	9.66	95,284,039	85,623,226
LVIP BlackRock Global Real Estate Fund - Standard Class	159,190	9.77	1,555,290	1,499,746
LVIP BlackRock Inflation Protected Bond Fund - Service Class	72,926,738	10.05	732,840,789	771,576,711
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	396,784	10.05	3,986,889	4,031,052
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	38,685,887	12.99	502,645,730	446,723,395
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	24,817,960	36.52	906,351,894	810,625,299
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	60,210	37.33	2,247,802	1,776,707
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	42,080,012	16.53	695,750,916	561,898,281
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	6,360	17.15	109,064	77,463
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	38,124,291	13.62	519,138,469	447,070,935
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	5,200	13.64	70,920	56,312
LVIP Delaware Bond Fund - Service Class	279,583,199	13.70	3,830,010,243	3,836,970,786
LVIP Delaware Bond Fund - Standard Class	4,841,346	13.70	66,336,120	65,711,136
LVIP Delaware Diversified Floating Rate Fund - Service Class	77,898,009	10.00	778,902,189	787,522,731
LVIP Delaware Diversified Floating Rate Fund - Standard Class	293,706	10.00	2,937,942	2,976,660
LVIP Delaware Social Awareness Fund - Service Class	1,600,031	40.91	65,455,651	60,049,605
LVIP Delaware Social Awareness Fund - Standard Class	157,476	41.15	6,480,771	5,530,371
LVIP Delaware Special Opportunities Fund - Service Class	3,121,749	36.25	113,150,904	117,534,727
LVIP Delaware Wealth Builder Fund - Service Class	1,411,405	11.79	16,637,639	18,187,469
LVIP Delaware Wealth Builder Fund - Standard Class	346,919	11.81	4,097,808	4,597,663
LVIP Dimensional International Core Equity Fund - Service Class	8,184,181	10.96	89,714,991	86,210,225
LVIP Dimensional International Core Equity Fund - Standard Class	950,825	10.98	10,435,299	10,026,724
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	53,195,739	10.12	538,074,901	525,600,090
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	184,750	10.12	1,869,672	1,769,480
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	4,987,848	34.49	172,010,916	158,145,707
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	287,668	34.70	9,981,488	9,260,604
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	6,497,977	14.36	93,278,460	80,602,800
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	691,659	14.37	9,936,372	8,637,926
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	53,719,857	16.47	884,712,324	745,270,236
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	205,132	16.49	3,381,598	2,888,162
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	70,467,512	10.76	758,441,830	744,893,919

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	1,810,770	$10.77	$19,494,744	$19,119,247
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	31,787,959	13.10	416,422,262	377,458,020
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	9,092	13.11	119,198	106,463
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	25,794,440	35.45	914,361,294	834,649,026
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	1,323	35.45	46,883	46,273
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	1,634,509	11.06	18,079,309	16,943,072
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	20,775	11.07	229,916	226,950
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	9,258,876	10.69	99,014,425	96,403,963
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	195,325	10.71	2,091,931	1,971,961
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	73,412,391	14.11	1,035,702,012	979,999,991
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	11,781	14.11	166,261	159,636
LVIP Global Growth Allocation Managed Risk Fund - Service Class	541,492,539	14.56	7,885,214,352	7,046,450,944
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	607,258	14.56	8,842,285	8,573,533
LVIP Global Income Fund - Service Class	49,445,559	11.45	566,003,310	563,100,693
LVIP Global Income Fund - Standard Class	68,834	11.52	793,102	781,437
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	418,057,523	14.87	6,217,351,488	5,623,673,746
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	303,023	14.88	4,507,772	4,459,705
LVIP Government Money Market Fund - Service Class	29,694,550	10.00	296,945,500	296,945,500
LVIP Government Money Market Fund - Standard Class	3,155,393	10.00	31,553,928	31,553,927
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	39,002,455	11.93	465,104,275	418,797,509
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	6,908	11.94	82,471	72,617
LVIP JPMorgan High Yield Fund - Service Class	19,223,250	10.56	202,901,408	209,021,574
LVIP JPMorgan High Yield Fund - Standard Class	235,207	10.56	2,483,317	2,512,076
LVIP JPMorgan Retirement Income Fund - Service Class	1,053,670	12.55	13,227,779	13,290,129
LVIP JPMorgan Retirement Income Fund - Standard Class	73,974	12.56	929,262	1,032,356
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	34,141,257	17.36	592,794,642	509,007,557
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	15,916	17.49	278,411	255,418
LVIP Loomis Sayles Global Growth Fund - Service Class	51,401	12.17	625,750	589,215
LVIP Loomis Sayles Global Growth Fund - Standard Class	3,983	12.22	48,669	43,368
LVIP MFS International Equity Managed Volatility Fund - Service Class	42,645,778	12.91	550,471,700	461,530,510
LVIP MFS International Growth Fund - Service Class	12,442,187	19.29	239,960,020	187,283,659
LVIP MFS International Growth Fund - Standard Class	50,241	19.27	967,899	920,641
LVIP MFS Value Fund - Service Class	22,386,387	46.43	1,039,310,388	702,381,503
LVIP MFS Value Fund - Standard Class	61,013	46.46	2,834,769	2,570,908
LVIP Mondrian International Value Fund - Service Class	15,648,981	16.95	265,297,173	261,999,239
LVIP Mondrian International Value Fund - Standard Class	570,992	16.96	9,685,168	9,416,647
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	5,617,755	10.82	60,772,868	57,406,510
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	3,509	10.83	37,987	34,869
LVIP PIMCO Low Duration Bond Fund - Service Class	52,982,593	9.90	524,421,705	531,719,168
LVIP PIMCO Low Duration Bond Fund - Standard Class	645,834	9.90	6,393,755	6,482,406
LVIP SSGA Bond Index Fund - Service Class	78,272,037	11.46	897,310,633	873,476,494
LVIP SSGA Bond Index Fund - Standard Class	820,031	11.46	9,397,551	9,417,679
LVIP SSGA Conservative Index Allocation Fund - Service Class	5,495,622	13.53	74,344,768	67,644,348
LVIP SSGA Conservative Index Allocation Fund - Standard Class	6,781	13.53	91,756	89,039
LVIP SSGA Conservative Structured Allocation Fund - Service Class	12,910,726	11.97	154,489,748	147,580,308
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	57,590	11.97	689,119	689,372
LVIP SSGA Developed International 150 Fund - Service Class	17,380,336	8.16	141,788,782	143,053,748
LVIP SSGA Developed International 150 Fund - Standard Class	133,263	8.15	1,086,629	1,129,167
LVIP SSGA Emerging Markets 100 Fund - Service Class	18,860,753	8.59	161,919,562	175,481,130
LVIP SSGA Emerging Markets 100 Fund - Standard Class	430,695	8.58	3,695,796	3,971,544
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	326,898	11.52	3,766,193	3,574,669
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	49,527	11.54	571,391	538,962
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	62,300,043	12.27	764,421,527	714,812,877
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	55,553	12.27	681,522	655,522
LVIP SSGA International Index Fund - Service Class	29,047,276	9.85	285,999,479	244,241,954
LVIP SSGA International Index Fund - Standard Class	568,639	9.84	5,597,115	5,400,616
LVIP SSGA International Managed Volatility Fund - Service Class	35,097,354	9.91	347,884,977	306,879,586
LVIP SSGA International Managed Volatility Fund - Standard Class	14,969	9.91	148,264	127,316
LVIP SSGA Large Cap 100 Fund - Service Class	25,598,192	13.11	335,489,909	319,835,304
LVIP SSGA Large Cap 100 Fund - Standard Class	411,991	13.13	5,408,616	5,522,815
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	46,674,053	14.80	690,589,285	599,495,828

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP SSGA Mid-Cap Index Fund - Service Class	8,161,045	$11.98	$97,785,638	$101,170,031
LVIP SSGA Mid-Cap Index Fund - Standard Class	448,314	12.00	5,379,773	5,518,365
LVIP SSGA Moderate Index Allocation Fund - Service Class	16,282,012	15.34	249,717,225	212,832,278
LVIP SSGA Moderate Index Allocation Fund - Standard Class	101,174	15.34	1,552,417	1,498,518
LVIP SSGA Moderate Structured Allocation Fund - Service Class	53,112,759	12.95	687,544,662	633,322,769
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	72,142	12.95	934,239	927,870
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	13,688,898	15.86	217,105,923	181,268,017
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	228,229	15.89	3,626,780	3,448,562
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	29,718,914	13.48	400,521,801	362,358,501
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	170,723	13.48	2,301,852	2,244,205
LVIP SSGA S&P 500 Index Fund - Service Class	63,266,768	20.98	1,327,146,985	940,064,968
LVIP SSGA S&P 500 Index Fund - Standard Class	3,320,866	20.99	69,701,663	54,591,210
LVIP SSGA Short-Term Bond Index Fund - Service Class	9,878,840	10.24	101,119,811	100,997,754
LVIP SSGA Short-Term Bond Index Fund - Standard Class	263,536	10.25	2,702,294	2,702,995
LVIP SSGA Small-Cap Index Fund - Service Class	12,559,634	31.67	397,700,809	332,941,002
LVIP SSGA Small-Cap Index Fund - Standard Class	340,365	31.69	10,786,861	10,110,711
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	11,872,019	12.74	151,249,518	151,912,349
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	441,268	12.75	5,627,931	5,735,041
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	42,698,841	13.00	555,084,930	517,314,256
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	4,739	13.01	61,647	56,328
LVIP T. Rowe Price 2010 Fund - Service Class	555,268	9.71	5,391,098	5,943,160
LVIP T. Rowe Price 2020 Fund - Service Class	835,783	10.05	8,395,444	8,485,459
LVIP T. Rowe Price 2030 Fund - Service Class	400,663	10.78	4,320,349	4,193,839
LVIP T. Rowe Price 2040 Fund - Service Class	463,101	10.26	4,749,561	4,433,540
LVIP T. Rowe Price Growth Stock Fund - Service Class	7,560,384	47.88	361,991,166	265,926,794
LVIP T. Rowe Price Growth Stock Fund - Standard Class	71,818	49.15	3,529,872	3,330,824
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	9,765,543	28.49	278,210,550	228,057,266
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	113,387	29.72	3,369,519	2,545,661
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	7,261,578	10.73	77,894,950	75,395,252
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	13,004	10.74	139,647	135,917
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	126,529,229	11.39	1,440,535,272	1,314,516,028
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	135,022	11.39	1,538,311	1,513,323
LVIP Vanguard Domestic Equity ETF Fund - Service Class	13,689,565	22.26	304,757,104	233,302,851
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	252,801	22.28	5,633,407	4,928,886
LVIP Vanguard International Equity ETF Fund - Service Class	18,750,552	11.45	214,600,065	198,345,694
LVIP Vanguard International Equity ETF Fund - Standard Class	951,367	11.45	10,896,006	10,364,343
LVIP Wellington Capital Growth Fund - Service Class	7,443,369	54.95	409,005,671	274,096,805
LVIP Wellington Capital Growth Fund - Standard Class	25,949	56.74	1,472,386	1,375,897
LVIP Wellington Mid-Cap Value Fund - Service Class	4,301,471	27.47	118,157,095	98,702,461
LVIP Wellington Mid-Cap Value Fund - Standard Class	23,500	27.58	648,005	616,884
LVIP Western Asset Core Bond Fund - Service Class	25,080,376	10.11	253,487,365	248,652,159
LVIP Western Asset Core Bond Fund - Standard Class	721,334	10.12	7,297,019	7,104,808
MFS® VIT Growth Series - Initial Class	89,193	59.40	5,298,058	4,363,500
MFS® VIT Growth Series - Service Class	3,473,737	56.82	197,377,758	159,894,976
MFS® VIT Total Return Series - Initial Class	249,177	24.90	6,204,503	6,048,812
MFS® VIT Total Return Series - Service Class	4,309,412	24.43	105,278,923	100,707,416
MFS® VIT Utilities Series - Initial Class	185,628	35.18	6,530,409	5,792,163
MFS® VIT Utilities Series - Service Class	5,305,456	34.56	183,356,573	150,484,755
MFS® VIT II Core Equity Portfolio - Service Class	113,486	24.50	2,780,408	2,608,442
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	37,968	29.94	1,136,756	1,003,473
MFS® VIT II International Intrinsic Value Portfolio - Service Class	1,113,503	29.47	32,814,935	28,107,439
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	44,326	8.12	359,931	351,056
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1,089,720	8.06	8,783,143	8,435,175
Morgan Stanley VIF Growth Portfolio - Class II	84,847	33.51	2,843,239	2,414,240
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,244,808	16.01	19,929,374	18,730,657
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	472,835	8.33	3,938,719	4,036,137
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	13,114	8.35	109,499	112,440
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,527,987	6.49	9,916,637	13,785,298
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	3,796	6.39	24,259	24,494
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	467,861	10.39	4,861,077	4,827,352
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	9,608	10.39	99,823	99,686

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	276,065	$13.19	$3,641,296	$3,522,523
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	5,735	13.19	75,649	73,724
Putnam VT Equity Income Fund - Class IA	7,179	27.17	195,041	191,865
Putnam VT Equity Income Fund - Class IB	186,162	26.88	5,004,026	4,776,936
Putnam VT George Putnam Balanced Fund - Class IA	36,319	13.26	481,594	443,408
Putnam VT George Putnam Balanced Fund - Class IB	4,781,251	13.19	63,064,701	57,415,753
Putnam VT Global Health Care Fund - Class IA	21,263	17.32	368,267	328,444
Putnam VT Global Health Care Fund - Class IB	1,098,343	16.70	18,342,329	17,008,587
Putnam VT Income Fund - Class IA	22,520	11.63	261,910	258,931
Putnam VT Income Fund - Class IB	771,532	11.50	8,872,619	8,472,037
Putnam VT Multi-Asset Absolute Return Fund - Class IA	5,673	10.18	57,749	57,740
Putnam VT Multi-Asset Absolute Return Fund - Class IB	260,355	10.03	2,611,357	2,678,731
QS Variable Conservative Growth - Class II	553,714	14.83	8,211,581	8,040,385
Rational Trend Aggregation VA Fund	95,390	11.20	1,068,363	1,096,463
SEI VP Market Growth Strategy Fund - Class II	193,330	11.27	2,178,824	2,137,883
SEI VP Market Growth Strategy Fund - Class III	244,348	11.25	2,748,918	2,546,833
SEI VP Market Plus Strategy Fund - Class III	90,762	11.79	1,070,083	975,102
Templeton Foreign VIP Fund - Class 1	5,356	14.23	76,212	78,673
Templeton Foreign VIP Fund - Class 4	262,195	14.20	3,723,168	3,757,947
Templeton Global Bond VIP Fund - Class 1	291,836	16.69	4,870,746	5,081,152
Templeton Global Bond VIP Fund - Class 2	17,496,328	15.97	279,416,362	298,701,684
Templeton Global Bond VIP Fund - Class 4	1,895,038	16.33	30,945,969	31,940,454
Templeton Growth VIP Fund - Class 2	2,025,760	10.90	22,080,782	25,354,196
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	949,227	12.24	11,618,536	11,168,094
VanEck VIP Global Hard Assets Fund - Class S Shares	174,675	18.26	3,189,559	3,576,746
VanEck VIP Global Hard Assets Fund - Initial Class Shares	17,600	19.04	335,098	409,370
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	1,713,034	9.28	15,896,953	15,885,306
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	89,269	9.27	827,527	831,327

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2019, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	467,661	(950,248)	(482,587)
AB VPS International Value Portfolio - Class B	—	(2)	(2)
AB VPS Large Cap Growth Portfolio - Class B	23,664	(91,314)	(67,650)
AB VPS Small/Mid Cap Value Portfolio - Class A	17,997	(10,898)	7,099
AB VPS Small/Mid Cap Value Portfolio - Class B	405,748	(510,713)	(104,965)
ALPS/Alerian Energy Infrastructure Portfolio - Class I	7,182	(1,701)	5,481
ALPS/Alerian Energy Infrastructure Portfolio - Class III	148,682	(169,638)	(20,956)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	1,332	(1,386)	(54)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	230,447	(129,304)	101,143
ALPS/Stadion Core ETF Portfolio - Class I	839	(26,378)	(25,539)
ALPS/Stadion Core ETF Portfolio - Class III	245,285	(1,624,016)	(1,378,731)
ALPS/Stadion Tactical Growth Portfolio - Class III	46,449	(496,293)	(449,844)
American Century VP Balanced Fund - Class I	23,678	(21,524)	2,154
American Century VP Balanced Fund - Class II	2,173,746	(751,848)	1,421,898
American Century VP Inflation Protection Fund - Class II	—	(139)	(139)
American Century VP Large Company Value Fund - Class I	161,075	(24,753)	136,322
American Century VP Large Company Value Fund - Class II	1,994,137	(500,890)	1,493,247
American Funds Asset Allocation Fund - Class 1	9,791	(36,846)	(27,055)
American Funds Asset Allocation Fund - Class 1A	230,000	(47,525)	182,475
American Funds Asset Allocation Fund - Class 4	3,661,076	(605,783)	3,055,293
American Funds Blue Chip Income and Growth Fund - Class 1	8,075	(24,329)	(16,254)
American Funds Blue Chip Income and Growth Fund - Class 1A	376,750	(37,395)	339,355
American Funds Blue Chip Income and Growth Fund - Class 4	894,913	(157,697)	737,216
American Funds Bond Fund - Class 1	70,192	(67,007)	3,185
American Funds Bond Fund - Class 1A	235,372	(62,116)	173,256

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Capital Income Builder® - Class 1	7,667	(14,740)	(7,073)
American Funds Capital Income Builder® - Class 1A	241,229	(29,308)	211,921
American Funds Capital Income Builder® - Class 4	798,387	(403,329)	395,058
American Funds Global Balanced Fund - Class 1	6,939	(1,587)	5,352
American Funds Global Balanced Fund - Class 1A	8,513	(14,266)	(5,753)
American Funds Global Bond Fund - Class 1	31,712	(31,264)	448
American Funds Global Bond Fund - Class 1A	7,547	(5,220)	2,327
American Funds Global Growth and Income Fund - Class 1	76	(6,207)	(6,131)
American Funds Global Growth and Income Fund - Class 1A	57,955	(10,129)	47,826
American Funds Global Growth Fund - Class 1	16,311	(19,266)	(2,955)
American Funds Global Growth Fund - Class 1A	65,558	(39,267)	26,291
American Funds Global Growth Fund - Class 2	155,781	(1,500,229)	(1,344,448)
American Funds Global Growth Fund - Class 4	1,010,588	(333,594)	676,994
American Funds Global Small Capitalization Fund - Class 1	3,047	(10,949)	(7,902)
American Funds Global Small Capitalization Fund - Class 1A	14,980	(7,166)	7,814
American Funds Global Small Capitalization Fund - Class 2	87,607	(2,362,917)	(2,275,310)
American Funds Global Small Capitalization Fund - Class 4	424,424	(139,448)	284,976
American Funds Growth Fund - Class 1	6,071	(83,934)	(77,863)
American Funds Growth Fund - Class 1A	421,683	(105,280)	316,403
American Funds Growth Fund - Class 2	41,843	(5,844,465)	(5,802,622)
American Funds Growth Fund - Class 4	2,883,251	(714,961)	2,168,290
American Funds Growth-Income Fund - Class 1	2,839	(33,135)	(30,296)
American Funds Growth-Income Fund - Class 1A	234,564	(66,999)	167,565
American Funds Growth-Income Fund - Class 2	130,657	(7,942,113)	(7,811,456)
American Funds Growth-Income Fund - Class 4	2,570,203	(559,106)	2,011,097
American Funds High-Income Bond Fund - Class 1	3,981	(7,657)	(3,676)
American Funds High-Income Bond Fund - Class 1A	32,131	(31,413)	718
American Funds International Fund - Class 1	37,428	(53,845)	(16,417)
American Funds International Fund - Class 1A	165,606	(91,789)	73,817
American Funds International Fund - Class 2	357,899	(4,189,354)	(3,831,455)
American Funds International Fund - Class 4	822,104	(444,274)	377,830
American Funds International Growth and Income Fund - Class 1	5,851	(21,048)	(15,197)
American Funds International Growth and Income Fund - Class 1A	9,659	(5,878)	3,781
American Funds Managed Risk Asset Allocation Fund - Class P1	47,444	(22,608)	24,836
American Funds Managed Risk Asset Allocation Fund - Class P2	1,051,186	(563,822)	487,364
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	43,567	(23,832)	19,735
American Funds Managed Risk Growth Fund - Class P1	108,830	(22,493)	86,337
American Funds Managed Risk Growth-Income Fund - Class P1	26,196	(2,859)	23,337
American Funds Managed Risk International Fund - Class P1	30,012	(11,711)	18,301
American Funds Mortgage Fund - Class 1	20,950	(24,957)	(4,007)
American Funds Mortgage Fund - Class 1A	16,090	(42,696)	(26,606)
American Funds Mortgage Fund - Class 4	118,375	(195,658)	(77,283)
American Funds New World Fund® - Class 1	14,465	(72,240)	(57,775)
American Funds New World Fund® - Class 1A	133,521	(31,327)	102,194
American Funds New World Fund® - Class 4	627,061	(201,277)	425,784
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	41,689	(42,491)	(802)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	130,719	(45,915)	84,804
BlackRock Global Allocation V.I. Fund - Class I	28,113	(25,919)	2,194
BlackRock Global Allocation V.I. Fund - Class III	906,890	(7,090,419)	(6,183,529)
ClearBridge Variable Aggressive Growth Portfolio - Class I	18	(114)	(96)
ClearBridge Variable Aggressive Growth Portfolio - Class II	135,964	(237,414)	(101,450)
ClearBridge Variable Large Cap Growth Portfolio - Class I	72,812	(57,873)	14,939
ClearBridge Variable Large Cap Growth Portfolio - Class II	5,106,869	(278,794)	4,828,075
ClearBridge Variable Mid Cap Portfolio - Class I	37,559	(18,070)	19,489
ClearBridge Variable Mid Cap Portfolio - Class II	693,267	(212,156)	481,111
Columbia VP Commodity Strategy Fund - Class 1	3,097	(1,046)	2,051
Columbia VP Commodity Strategy Fund - Class 2	12,547	(15,386)	(2,839)
Columbia VP Emerging Markets Bond Fund - Class 1	16,514	(14,419)	2,095
Columbia VP Emerging Markets Bond Fund - Class 2	149,948	(68,857)	81,091
Columbia VP Strategic Income Fund - Class 1	79,638	(52,599)	27,039
Columbia VP Strategic Income Fund - Class 2	683,497	(90,063)	593,434
Delaware VIP® Diversified Income Series - Service Class	7,918,252	(8,249,251)	(330,999)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® Diversified Income Series - Standard Class	286,944	(106,413)	180,531
Delaware VIP® Emerging Markets Series - Service Class	811,454	(2,183,926)	(1,372,472)
Delaware VIP® Emerging Markets Series - Standard Class	19,804	(22,882)	(3,078)
Delaware VIP® High Yield Series - Service Class	690,464	(1,131,745)	(441,281)
Delaware VIP® High Yield Series - Standard Class	9,632	(23,366)	(13,734)
Delaware VIP® International Value Equity Series - Standard Class	6	(199)	(193)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	4,540,453	(8,772,202)	(4,231,749)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	104,352	(49,228)	55,124
Delaware VIP® REIT Series - Service Class	517,014	(656,904)	(139,890)
Delaware VIP® REIT Series - Standard Class	56,719	(22,509)	34,210
Delaware VIP® Small Cap Value Series - Service Class	1,427,177	(791,690)	635,487
Delaware VIP® Small Cap Value Series - Standard Class	32,251	(18,346)	13,905
Delaware VIP® Smid Cap Core Series - Service Class	200,949	(718,570)	(517,621)
Delaware VIP® Smid Cap Core Series - Standard Class	17,671	(30,592)	(12,921)
Delaware VIP® U.S. Growth Series - Service Class	82,479	(1,423,836)	(1,341,357)
Delaware VIP® U.S. Growth Series - Standard Class	10,830	(5,845)	4,985
Delaware VIP® Value Series - Service Class	995,315	(1,076,488)	(81,173)
Delaware VIP® Value Series - Standard Class	39,358	(52,501)	(13,143)
DWS Alternative Asset Allocation VIP Portfolio - Class A	12,859	(12,076)	783
DWS Alternative Asset Allocation VIP Portfolio - Class B	128,163	(512,191)	(384,028)
DWS Equity 500 Index VIP Portfolio - Class A	21,339	(22,869)	(1,530)
DWS Small Cap Index VIP Portfolio - Class A	1,888	(11,756)	(9,868)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	70,306	(52,939)	17,367
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,112,351	(885,836)	226,515
Fidelity® VIP Balanced Portfolio - Initial Class	31,165	(53)	31,112
Fidelity® VIP Balanced Portfolio - Service Class 2	3,366,486	(73,668)	3,292,818
Fidelity® VIP Contrafund® Portfolio - Initial Class	100,028	(46,719)	53,309
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,531,503	(2,824,290)	(1,292,787)
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	18,686	(1,438)	17,248
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	650,584	(177,498)	473,086
Fidelity® VIP Growth Portfolio - Initial Class	26,316	(24,680)	1,636
Fidelity® VIP Growth Portfolio - Service Class 2	503,459	(1,007,826)	(504,367)
Fidelity® VIP Mid Cap Portfolio - Initial Class	51,814	(27,523)	24,291
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,539,482	(1,731,461)	(191,979)
Fidelity® VIP Strategic Income Portfolio - Initial Class	108,974	(108,320)	654
Fidelity® VIP Strategic Income Portfolio - Service Class 2	426,804	(154,147)	272,657
First Trust Dorsey Wright Tactical Core Portfolio - Class I	175,814	(141,667)	34,147
First Trust Dorsey Wright Tactical Core Portfolio - Class II	587	(27)	560
First Trust Multi Income Allocation Portfolio - Class I	78,105	(36,404)	41,701
First Trust Multi Income Allocation Portfolio - Class II	47	(1,143)	(1,096)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	3,500,183	(1,291,876)	2,208,307
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	96,671	(2,114)	94,557
Franklin Allocation VIP Fund - Class 1	—	(3,571)	(3,571)
Franklin Allocation VIP Fund - Class 4	96,779	(86,836)	9,943
Franklin Income VIP Fund - Class 1	9,628	(3,698)	5,930
Franklin Income VIP Fund - Class 2	500,597	(3,595,293)	(3,094,696)
Franklin Income VIP Fund - Class 4	2,341,888	(308,051)	2,033,837
Franklin Mutual Shares VIP Fund - Class 1	5,805	(5,415)	390
Franklin Mutual Shares VIP Fund - Class 2	390,475	(4,453,719)	(4,063,244)
Franklin Mutual Shares VIP Fund - Class 4	777,403	(195,697)	581,706
Franklin Rising Dividends VIP Fund - Class 1	17,258	(9,353)	7,905
Franklin Rising Dividends VIP Fund - Class 4	668,580	(213,626)	454,954
Franklin Small Cap Value VIP Fund - Class 1	15,671	(5,065)	10,606
Franklin Small Cap Value VIP Fund - Class 4	253,347	(129,427)	123,920
Franklin Small-Mid Cap Growth VIP Fund - Class 1	23,531	(7,686)	15,845
Franklin Small-Mid Cap Growth VIP Fund - Class 4	166,834	(89,103)	77,731
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	66,088	(81,417)	(15,329)
Goldman Sachs VIT Government Money Market Fund - Service Shares	1,573,239	(1,469,911)	103,328
Goldman Sachs VIT Large Cap Value Fund - Service Shares	37,654	(690,144)	(652,490)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	52,422	(52,361)	61
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	55,282	(7,871)	47,411
Guggenheim VT Long Short Equity	66,450	(53,664)	12,786

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Guggenheim VT Multi-Hedge Strategies	69,281	(73,169)	(3,888)
Hartford Capital Appreciation HLS Fund - Class IA	7	—	7
Hartford Capital Appreciation HLS Fund - Class IC	204,809	(135,914)	68,895
Invesco Oppenheimer V.I. Global Fund - Series II Shares	10,438	(49,623)	(39,185)
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	10,010	(1,987)	8,023
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	243,100	(190,723)	52,377
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	25,566	(37,934)	(12,368)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	439,518	(194,084)	245,434
Invesco V.I. American Franchise Fund - Series I Shares	420	(22,536)	(22,116)
Invesco V.I. American Franchise Fund - Series II Shares	96	(3,809)	(3,713)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	56,561	(3,415)	53,146
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	239,253	(200,316)	38,937
Invesco V.I. Comstock Fund - Series I Shares	13,273	(5,165)	8,108
Invesco V.I. Comstock Fund - Series II Shares	87,707	(39,693)	48,014
Invesco V.I. Core Equity Fund - Series I Shares	2,132	(40,740)	(38,608)
Invesco V.I. Core Equity Fund - Series II Shares	106	(7,438)	(7,332)
Invesco V.I. Diversified Dividend Fund - Series I Shares	31,694	(10,303)	21,391
Invesco V.I. Diversified Dividend Fund - Series II Shares	192,236	(333,081)	(140,845)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	326,256	(18,432)	307,824
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,605,252	(471,983)	4,133,269
Invesco V.I. Equity and Income Fund - Series I Shares	—	(166)	(166)
Invesco V.I. Equity and Income Fund - Series II Shares	180,447	(457,326)	(276,879)
Invesco V.I. International Growth Fund - Series I Shares	9,459	(19,307)	(9,848)
Invesco V.I. International Growth Fund - Series II Shares	628,067	(236,864)	391,203
Ivy VIP Asset Strategy Portfolio - Class I	—	(38)	(38)
Ivy VIP Asset Strategy Portfolio - Class II	116,097	(117,813)	(1,716)
Ivy VIP Energy Portfolio - Class I	2,740	(5,255)	(2,515)
Ivy VIP Energy Portfolio - Class II	331,010	(499,710)	(168,700)
Ivy VIP High Income Portfolio - Class I	81,257	(26,869)	54,388
Ivy VIP High Income Portfolio - Class II	542,185	(334,066)	208,119
Ivy VIP Mid Cap Growth Portfolio - Class I	70,361	(10,595)	59,766
Ivy VIP Mid Cap Growth Portfolio - Class II	342,827	(182,038)	160,789
Ivy VIP Science and Technology Portfolio - Class I	8,364	(865)	7,499
Ivy VIP Science and Technology Portfolio - Class II	432,972	(251,331)	181,641
Ivy VIP Small Cap Growth Portfolio - Class I	1,073	(813)	260
Ivy VIP Small Cap Growth Portfolio - Class II	146,749	(115,653)	31,096
Janus Henderson Balanced Portfolio - Service Shares	53,132	(60,417)	(7,285)
Janus Henderson Enterprise Portfolio - Service Shares	7,977	(24,819)	(16,842)
Janus Henderson Global Research Portfolio - Service Shares	144	(8,730)	(8,586)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	243,597	(23,170)	220,427
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	5,925,262	(1,018,328)	4,906,934
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	80,645	(197,481)	(116,836)
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	23,833	(138)	23,695
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	111,839	(22,158)	89,681
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(392)	(392)
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	—	(2,340)	(2,340)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,304,887	(579,720)	725,167
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	411,411	(192,503)	218,908
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	10,907	(64,296)	(53,389)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,292,505	(676,481)	616,024
LVIP American Balanced Allocation Fund - Service Class	929,311	(329,376)	599,935
LVIP American Balanced Allocation Fund - Standard Class	179,941	(29,814)	150,127
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	4,396,168	(1,167,734)	3,228,434
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	351,148	(203,789)	147,359
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	8	(1,874)	(1,866)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	637,078	(512,352)	124,726
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	4	(630)	(626)
LVIP American Global Growth Fund - Service Class II	1,440,296	(734,457)	705,839
LVIP American Global Small Capitalization Fund - Service Class II	113,794	(646,930)	(533,136)
LVIP American Growth Allocation Fund - Service Class	318,620	(329,015)	(10,395)
LVIP American Growth Allocation Fund - Standard Class	217,937	(5,991)	211,946
LVIP American Growth Fund - Service Class II	4,810,090	(635,384)	4,174,706

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American Growth-Income Fund - Service Class II	5,297,975	(509,252)	4,788,723
LVIP American Income Allocation Fund - Standard Class	79	(454)	(375)
LVIP American International Fund - Service Class II	1,496,742	(1,043,706)	453,036
LVIP American Preservation Fund - Service Class	250,559	(172,020)	78,539
LVIP American Preservation Fund - Standard Class	180,279	(177,436)	2,843
LVIP Baron Growth Opportunities Fund - Service Class	984,273	(692,513)	291,760
LVIP Baron Growth Opportunities Fund - Standard Class	15,392	(9,604)	5,788
LVIP BlackRock Advantage Allocation Fund - Service Class	336,298	(50,005)	286,293
LVIP BlackRock Advantage Allocation Fund - Standard Class	19	(116)	(97)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	45,288,900	(21,828,613)	23,460,287
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	20,554	(5,245)	15,309
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	1,551,650	(8,597,580)	(7,045,930)
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	57	(1,919)	(1,862)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	8,188,913	(1,119,098)	7,069,815
LVIP BlackRock Global Real Estate Fund - Service Class	294,289	(1,358,904)	(1,064,615)
LVIP BlackRock Global Real Estate Fund - Standard Class	39,833	(27,564)	12,269
LVIP BlackRock Inflation Protected Bond Fund - Service Class	3,109,628	(6,329,547)	(3,219,919)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	75,016	(81,341)	(6,325)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	12,061,576	(347,702)	11,713,874
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	5,747,062	(743,029)	5,004,033
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	7,282	(16,438)	(9,156)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	3,723,954	(3,044,473)	679,481
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	320	(79)	241
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	1,376,979	(15,838,205)	(14,461,226)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	15,613,945	(1,832,850)	13,781,095
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	26	(314)	(288)
LVIP Delaware Bond Fund - Service Class	21,181,398	(10,788,369)	10,393,029
LVIP Delaware Bond Fund - Standard Class	309,166	(486,280)	(177,114)
LVIP Delaware Diversified Floating Rate Fund - Service Class	3,558,005	(8,824,790)	(5,266,785)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	123,535	(114,082)	9,453
LVIP Delaware Social Awareness Fund - Service Class	163,056	(241,522)	(78,466)
LVIP Delaware Social Awareness Fund - Standard Class	10,817	(44,237)	(33,420)
LVIP Delaware Special Opportunities Fund - Service Class	1,007,217	(329,259)	677,958
LVIP Delaware Wealth Builder Fund - Service Class	297,161	(212,477)	84,684
LVIP Delaware Wealth Builder Fund - Standard Class	6,018	(26,698)	(20,680)
LVIP Dimensional International Core Equity Fund - Service Class	2,081,145	(293,955)	1,787,190
LVIP Dimensional International Core Equity Fund - Standard Class	208,765	(183,540)	25,225
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	5,740,867	(1,646,273)	4,094,594
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	35,460	(16,664)	18,796
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,950,925	(324,791)	1,626,134
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	188,025	(61,882)	126,143
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,327,935	(225,560)	2,102,375
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	151,947	(122,668)	29,279
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	4,675,822	(1,888,942)	2,786,880
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	91,276	(36,258)	55,018
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	11,919,550	(2,253,963)	9,665,587
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	462,298	(247,842)	214,456
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	1,191,488	(2,780,232)	(1,588,744)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	67	(409)	(342)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	5,284,173	(4,686,837)	597,336
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	275	—	275
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	464,086	(133,731)	330,355
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	19,176	(3,938)	15,238
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	1,244,164	(28,187,750)	(26,943,586)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	975	(1,966)	(991)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	8,794,337	(237,993)	8,556,344
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	194,773	(9,184)	185,589
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,053,500	(6,571,904)	(5,518,404)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	13,895	(14,694)	(799)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	3,229,375	(50,947,748)	(47,718,373)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	112,909	(51,607)	61,302
LVIP Global Income Fund - Service Class	1,811,714	(6,383,726)	(4,572,012)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Global Income Fund - Standard Class	21,269	(7,136)	14,133
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	3,928,248	(33,561,006)	(29,632,758)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	214,853	(10,053)	204,800
LVIP Goldman Sachs Income Builder Fund - Service Class	530,204	(1,659,127)	(1,128,923)
LVIP Goldman Sachs Income Builder Fund - Standard Class	6,574	(56,265)	(49,691)
LVIP Government Money Market Fund - Service Class	20,493,360	(16,995,487)	3,497,873
LVIP Government Money Market Fund - Standard Class	2,597,760	(2,084,219)	513,541
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	740,779	(28,481,142)	(27,740,363)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	30,287,937	(2,731,959)	27,555,978
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	2,550	(3,007)	(457)
LVIP JPMorgan High Yield Fund - Service Class	3,065,584	(2,194,579)	871,005
LVIP JPMorgan High Yield Fund - Standard Class	151,372	(37,313)	114,059
LVIP JPMorgan Retirement Income Fund - Service Class	742,763	(159,424)	583,339
LVIP JPMorgan Retirement Income Fund - Standard Class	3,430	(5,267)	(1,837)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1,867,220	(3,096,777)	(1,229,557)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	4,032	(4,216)	(184)
LVIP Loomis Sayles Global Growth Fund - Service Class	79,342	(32,666)	46,676
LVIP Loomis Sayles Global Growth Fund - Standard Class	12,501	(9,550)	2,951
LVIP MFS International Equity Managed Volatility Fund - Service Class	6,681,882	(1,361,262)	5,320,620
LVIP MFS International Growth Fund - Service Class	1,561,370	(1,198,556)	362,814
LVIP MFS International Growth Fund - Standard Class	28,027	(3,738)	24,289
LVIP MFS Value Fund - Service Class	2,041,746	(3,096,687)	(1,054,941)
LVIP MFS Value Fund - Standard Class	58,247	(4,999)	53,248
LVIP Mondrian International Value Fund - Service Class	1,033,249	(1,967,464)	(934,215)
LVIP Mondrian International Value Fund - Standard Class	13,328	(52,106)	(38,778)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	637,709	(833,758)	(196,049)
LVIP PIMCO Low Duration Bond Fund - Service Class	9,553,398	(5,631,540)	3,921,858
LVIP PIMCO Low Duration Bond Fund - Standard Class	237,543	(148,205)	89,338
LVIP SSGA Bond Index Fund - Service Class	4,045,489	(7,970,528)	(3,925,039)
LVIP SSGA Bond Index Fund - Standard Class	881,101	(544,184)	336,917
LVIP SSGA Conservative Index Allocation Fund - Service Class	851,098	(774,130)	76,968
LVIP SSGA Conservative Index Allocation Fund - Standard Class	—	(96)	(96)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	648,042	(1,925,414)	(1,277,372)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	84	(35,226)	(35,142)
LVIP SSGA Developed International 150 Fund - Service Class	677,946	(1,668,701)	(990,755)
LVIP SSGA Developed International 150 Fund - Standard Class	40,254	(7,951)	32,303
LVIP SSGA Emerging Markets 100 Fund - Service Class	883,276	(1,574,442)	(691,166)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	65,216	(39,871)	25,345
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	400,652	(98,146)	302,506
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	49,667	(1,378)	48,289
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	455,220	(6,126,010)	(5,670,790)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	269	(7,845)	(7,576)
LVIP SSGA International Index Fund - Service Class	873,066	(3,404,004)	(2,530,938)
LVIP SSGA International Index Fund - Standard Class	80,755	(38,291)	42,464
LVIP SSGA International Managed Volatility Fund - Service Class	674,010	(4,475,440)	(3,801,430)
LVIP SSGA International Managed Volatility Fund - Standard Class	327	(1,538)	(1,211)
LVIP SSGA Large Cap 100 Fund - Service Class	724,967	(1,574,854)	(849,887)
LVIP SSGA Large Cap 100 Fund - Standard Class	156,726	(23,454)	133,272
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	7,989,057	(1,209,881)	6,779,176
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	5,464	(5,464)	—
LVIP SSGA Mid-Cap Index Fund - Service Class	2,071,708	(443,237)	1,628,471
LVIP SSGA Mid-Cap Index Fund - Standard Class	182,632	(49,268)	133,364
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,751,723	(1,629,393)	122,330
LVIP SSGA Moderate Index Allocation Fund - Standard Class	31,738	(417)	31,321
LVIP SSGA Moderate Structured Allocation Fund - Service Class	847,969	(6,123,174)	(5,275,205)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	11,944	(15,999)	(4,055)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,616,475	(2,726,327)	(1,109,852)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	62,332	(832)	61,500
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	635,780	(3,387,979)	(2,752,199)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	163	(6,646)	(6,483)
LVIP SSGA S&P 500 Index Fund - Service Class	6,391,309	(4,105,467)	2,285,842
LVIP SSGA S&P 500 Index Fund - Standard Class	1,063,270	(719,627)	343,643

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA Short-Term Bond Index Fund - Service Class	7,360,879	(1,926,517)	5,434,362
LVIP SSGA Short-Term Bond Index Fund - Standard Class	235,286	(49,737)	185,549
LVIP SSGA Small-Cap Index Fund - Service Class	2,714,909	(1,192,703)	1,522,206
LVIP SSGA Small-Cap Index Fund - Standard Class	191,493	(175,248)	16,245
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	892,454	(628,251)	264,203
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	201,957	(36,588)	165,369
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	6,817,251	(1,175,748)	5,641,503
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	2,145	(1,957)	188
LVIP T. Rowe Price 2010 Fund - Service Class	172,341	(201,059)	(28,718)
LVIP T. Rowe Price 2020 Fund - Service Class	40,305	(155,974)	(115,669)
LVIP T. Rowe Price 2030 Fund - Service Class	57,395	(100,990)	(43,595)
LVIP T. Rowe Price 2040 Fund - Service Class	188,011	(200,476)	(12,465)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,215,081	(1,859,128)	(644,047)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	51,567	(15,709)	35,858
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,387,240	(285,763)	1,101,477
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	35,276	(20,846)	14,430
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	6,951,567	(109,688)	6,841,879
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	15,425	(3,029)	12,396
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	22,279,163	(1,084,091)	21,195,072
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	123,124	(6,129)	116,995
LVIP Vanguard Domestic Equity ETF Fund - Service Class	2,067,726	(1,038,706)	1,029,020
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	213,172	(50,311)	162,861
LVIP Vanguard International Equity ETF Fund - Service Class	2,843,184	(805,560)	2,037,624
LVIP Vanguard International Equity ETF Fund - Standard Class	280,687	(54,323)	226,364
LVIP Wellington Capital Growth Fund - Service Class	659,646	(1,778,899)	(1,119,253)
LVIP Wellington Capital Growth Fund - Standard Class	33,491	(12,346)	21,145
LVIP Wellington Mid-Cap Value Fund - Service Class	790,891	(500,931)	289,960
LVIP Wellington Mid-Cap Value Fund - Standard Class	18,233	(12,535)	5,698
LVIP Western Asset Core Bond Fund - Service Class	12,687,249	(660,914)	12,026,335
LVIP Western Asset Core Bond Fund - Standard Class	307,527	(40,103)	267,424
MFS® VIT Growth Series - Initial Class	29,946	(36,419)	(6,473)
MFS® VIT Growth Series - Service Class	1,237,222	(407,648)	829,574
MFS® VIT Total Return Series - Initial Class	20,133	(30,254)	(10,121)
MFS® VIT Total Return Series - Service Class	1,273,113	(397,774)	875,339
MFS® VIT Utilities Series - Initial Class	60,591	(75,312)	(14,721)
MFS® VIT Utilities Series - Service Class	140,093	(774,483)	(634,390)
MFS® VIT II Core Equity Portfolio - Service Class	6,198	(7,869)	(1,671)
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	28,695	(28,641)	54
MFS® VIT II International Intrinsic Value Portfolio - Service Class	461,172	(627,701)	(166,529)
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	3,278	(3,649)	(371)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	131,721	(83,987)	47,734
Morgan Stanley VIF Growth Portfolio - Class II	16,669	(30,876)	(14,207)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	50,736	(130,416)	(79,680)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	113,779	(83,203)	30,576
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	2,144	(3,433)	(1,289)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	67,179	(233,937)	(166,758)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	5,917	(5,834)	83
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	101,904	(84,456)	17,448
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	5,461	(635)	4,826
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	72,956	(67,140)	5,816
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	5,379	(3,306)	2,073
Putnam VT Equity Income Fund - Class IA	19,478	(2,374)	17,104
Putnam VT Equity Income Fund - Class IB	331,452	(16,460)	314,992
Putnam VT George Putnam Balanced Fund - Class IA	34,273	(188)	34,085
Putnam VT George Putnam Balanced Fund - Class IB	2,976,896	(568,858)	2,408,038
Putnam VT Global Health Care Fund - Class IA	7,385	(2,472)	4,913
Putnam VT Global Health Care Fund - Class IB	337,770	(347,415)	(9,645)
Putnam VT Income Fund - Class IA	50,811	(32,041)	18,770
Putnam VT Income Fund - Class IB	400,373	(267,253)	133,120
Putnam VT Multi-Asset Absolute Return Fund - Class IA	5,409	(4)	5,405
Putnam VT Multi-Asset Absolute Return Fund - Class IB	31,895	(66,430)	(34,535)
QS Variable Conservative Growth - Class II	389,463	(82,124)	307,339

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Rational Trend Aggregation VA Fund	3,581	(8,785)	(5,204)
SEI VP Market Growth Strategy Fund - Class II	281	(10,559)	(10,278)
SEI VP Market Growth Strategy Fund - Class III	19,903	(28,751)	(8,848)
SEI VP Market Plus Strategy Fund - Class III	2,266	(102,357)	(100,091)
Templeton Foreign VIP Fund - Class 1	4,651	(2,228)	2,423
Templeton Foreign VIP Fund - Class 4	51,141	(30,645)	20,496
Templeton Global Bond VIP Fund - Class 1	87,837	(36,313)	51,524
Templeton Global Bond VIP Fund - Class 2	481,466	(1,585,977)	(1,104,511)
Templeton Global Bond VIP Fund - Class 4	586,460	(395,707)	190,753
Templeton Growth VIP Fund - Class 2	120,269	(262,475)	(142,206)
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	1,082,598	(14,255)	1,068,343
VanEck VIP Global Hard Assets Fund - Class S Shares	175,764	(107,486)	68,278
VanEck VIP Global Hard Assets Fund - Initial Class Shares	6,111	(6,644)	(533)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	179,827	(128,641)	51,186
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	20,102	(570)	19,532

The change in units outstanding for the year ended December 31, 2018, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	539,017	(402,747)	136,270
AB VPS Growth and Income Portfolio - Class B	3,700	(3,700)	—
AB VPS International Value Portfolio - Class B	—	(3)	(3)
AB VPS Large Cap Growth Portfolio - Class B	22,871	(132,045)	(109,174)
AB VPS Small/Mid Cap Value Portfolio - Class A	28,892	(5,189)	23,703
AB VPS Small/Mid Cap Value Portfolio - Class B	638,040	(601,395)	36,645
ALPS/Alerian Energy Infrastructure Portfolio - Class I	5,824	(20,526)	(14,702)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	78,151	(120,621)	(42,470)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	8,480	(2,271)	6,209
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	322,783	(111,990)	210,793
ALPS/Stadion Core ETF Portfolio - Class I	26,338	(5,841)	20,497
ALPS/Stadion Core ETF Portfolio - Class III	590,781	(129,221)	461,560
ALPS/Stadion Tactical Growth Portfolio - Class III	86,047	(76,040)	10,007
American Century VP Balanced Fund - Class I	15,375	(2,231)	13,144
American Century VP Balanced Fund - Class II	2,714,143	(804,139)	1,910,004
American Century VP Inflation Protection Fund - Class II	1,319	(1,463)	(144)
American Century VP Large Company Value Fund - Class I	96,906	(23,276)	73,630
American Century VP Large Company Value Fund - Class II	1,221,754	(68,441)	1,153,313
American Funds Asset Allocation Fund - Class 1	143,625	(192,762)	(49,137)
American Funds Asset Allocation Fund - Class 1A	330,895	(56,905)	273,990
American Funds Asset Allocation Fund - Class 4	3,452,474	(1,934,119)	1,518,355
American Funds Blue Chip Income and Growth Fund - Class 1	9,185	(37,077)	(27,892)
American Funds Blue Chip Income and Growth Fund - Class 1A	257,284	(8,463)	248,821
American Funds Blue Chip Income and Growth Fund - Class 4	663,217	(210,008)	453,209
American Funds Bond Fund - Class 1	59,972	(54,344)	5,628
American Funds Bond Fund - Class 1A	280,265	(66,045)	214,220
American Funds Capital Income Builder® - Class 1	20,564	(12,186)	8,378
American Funds Capital Income Builder® - Class 1A	248,854	(30,000)	218,854
American Funds Capital Income Builder® - Class 4	912,776	(278,059)	634,717
American Funds Global Balanced Fund - Class 1	84	(225)	(141)
American Funds Global Balanced Fund - Class 1A	182,173	(24,977)	157,196
American Funds Global Bond Fund - Class 1	39,534	(33,154)	6,380
American Funds Global Bond Fund - Class 1A	54,586	(23,267)	31,319
American Funds Global Growth and Income Fund - Class 1	4,044	(2,057)	1,987
American Funds Global Growth and Income Fund - Class 1A	75,601	(3,040)	72,561
American Funds Global Growth Fund - Class 1	11,742	(13,949)	(2,207)
American Funds Global Growth Fund - Class 1A	356,995	(97,965)	259,030
American Funds Global Growth Fund - Class 2	296,486	(1,165,719)	(869,233)
American Funds Global Growth Fund - Class 4	1,288,945	(292,364)	996,581
American Funds Global Small Capitalization Fund - Class 1	5,714	(8,055)	(2,341)
American Funds Global Small Capitalization Fund - Class 1A	25,385	(8,839)	16,546

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Global Small Capitalization Fund - Class 2	516,567	(2,049,580)	(1,533,013)
American Funds Global Small Capitalization Fund - Class 4	507,093	(142,857)	364,236
American Funds Growth Fund - Class 1	55,434	(91,777)	(36,343)
American Funds Growth Fund - Class 1A	605,913	(39,253)	566,660
American Funds Growth Fund - Class 2	206,146	(7,100,028)	(6,893,882)
American Funds Growth Fund - Class 4	2,204,625	(413,733)	1,790,892
American Funds Growth-Income Fund - Class 1	29,326	(49,412)	(20,086)
American Funds Growth-Income Fund - Class 1A	468,314	(72,227)	396,087
American Funds Growth-Income Fund - Class 2	227,898	(9,635,972)	(9,408,074)
American Funds Growth-Income Fund - Class 4	2,531,118	(332,864)	2,198,254
American Funds High-Income Bond Fund - Class 1	8,839	(10,259)	(1,420)
American Funds High-Income Bond Fund - Class 1A	58,839	(33,388)	25,451
American Funds International Fund - Class 1	39,863	(43,555)	(3,692)
American Funds International Fund - Class 1A	337,521	(21,801)	315,720
American Funds International Fund - Class 2	733,047	(2,833,146)	(2,100,099)
American Funds International Fund - Class 4	1,340,098	(293,132)	1,046,966
American Funds International Growth and Income Fund - Class 1	37,305	(27,108)	10,197
American Funds International Growth and Income Fund - Class 1A	23,004	(37,441)	(14,437)
American Funds Managed Risk Asset Allocation Fund - Class P1	74,885	(7,767)	67,118
American Funds Managed Risk Asset Allocation Fund - Class P2	1,831,124	(374,658)	1,456,466
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	26,960	(3,591)	23,369
American Funds Managed Risk Growth Fund - Class P1	54,411	(27,937)	26,474
American Funds Managed Risk Growth-Income Fund - Class P1	2,408	(726)	1,682
American Funds Managed Risk International Fund - Class P1	28,661	(3,671)	24,990
American Funds Mortgage Fund - Class 1	20,601	(6,409)	14,192
American Funds Mortgage Fund - Class 1A	73,959	(10,951)	63,008
American Funds Mortgage Fund - Class 4	127,505	(96,586)	30,919
American Funds New World Fund® - Class 1	50,989	(20,656)	30,333
American Funds New World Fund® - Class 1A	138,044	(30,726)	107,318
American Funds New World Fund® - Class 4	771,213	(208,196)	563,017
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	26,600	(28,387)	(1,787)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	140,200	(20,787)	119,413
BlackRock Global Allocation V.I. Fund - Class I	193,421	(234,139)	(40,718)
BlackRock Global Allocation V.I. Fund - Class III	1,091,448	(6,626,972)	(5,535,524)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	16,619	(17,959)	(1,340)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	35,741	(443,140)	(407,399)
ClearBridge Variable Aggressive Growth Portfolio - Class I	140	(604)	(464)
ClearBridge Variable Aggressive Growth Portfolio - Class II	139,686	(147,724)	(8,038)
ClearBridge Variable Large Cap Growth Portfolio - Class I	113,482	(6,112)	107,370
ClearBridge Variable Large Cap Growth Portfolio - Class II	4,466,376	(242,452)	4,223,924
ClearBridge Variable Mid Cap Portfolio - Class I	5,798	(3,136)	2,662
ClearBridge Variable Mid Cap Portfolio - Class II	682,328	(198,498)	483,830
Columbia VP Commodity Strategy Fund - Class 1	8,924	(2,909)	6,015
Columbia VP Commodity Strategy Fund - Class 2	39,572	(5,345)	34,227
Columbia VP Emerging Markets Bond Fund - Class 1	31,448	(24,322)	7,126
Columbia VP Emerging Markets Bond Fund - Class 2	98,997	(21,150)	77,847
Columbia VP Strategic Income Fund - Class 1	76,425	(2,653)	73,772
Columbia VP Strategic Income Fund - Class 2	249,762	(109,162)	140,600
Delaware VIP® Diversified Income Series - Service Class	6,963,247	(11,085,038)	(4,121,791)
Delaware VIP® Diversified Income Series - Standard Class	523,878	(123,513)	400,365
Delaware VIP® Emerging Markets Series - Service Class	1,709,981	(1,398,173)	311,808
Delaware VIP® Emerging Markets Series - Standard Class	23,617	(10,106)	13,511
Delaware VIP® High Yield Series - Service Class	805,050	(1,752,717)	(947,667)
Delaware VIP® High Yield Series - Standard Class	2,055	(26,667)	(24,612)
Delaware VIP® International Value Equity Series - Standard Class	17	(1,552)	(1,535)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	3,432,761	(10,555,434)	(7,122,673)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	87,353	(26,666)	60,687
Delaware VIP® REIT Series - Service Class	403,024	(1,055,090)	(652,066)
Delaware VIP® REIT Series - Standard Class	60,846	(20,407)	40,439
Delaware VIP® Small Cap Value Series - Service Class	1,587,008	(705,049)	881,959
Delaware VIP® Small Cap Value Series - Standard Class	116,515	(18,153)	98,362
Delaware VIP® Smid Cap Core Series - Service Class	425,697	(620,208)	(194,511)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® Smid Cap Core Series - Standard Class	29,334	(15,996)	13,338
Delaware VIP® U.S. Growth Series - Service Class	230,181	(1,788,527)	(1,558,346)
Delaware VIP® U.S. Growth Series - Standard Class	9,946	(5,220)	4,726
Delaware VIP® Value Series - Service Class	1,233,114	(1,457,705)	(224,591)
Delaware VIP® Value Series - Standard Class	88,825	(49,588)	39,237
DWS Alternative Asset Allocation VIP Portfolio - Class A	35,027	(4,699)	30,328
DWS Alternative Asset Allocation VIP Portfolio - Class B	373,627	(661,508)	(287,881)
DWS Equity 500 Index VIP Portfolio - Class A	15,672	(35,538)	(19,866)
DWS Small Cap Index VIP Portfolio - Class A	6,851	(23,397)	(16,546)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	223,937	(197,908)	26,029
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,507,302	(893,237)	614,065
Fidelity® VIP Contrafund® Portfolio - Initial Class	78,502	(17,427)	61,075
Fidelity® VIP Contrafund® Portfolio - Service Class 2	2,196,218	(3,074,450)	(878,232)
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	153,886	(108,447)	45,439
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	786,201	(80,890)	705,311
Fidelity® VIP Growth Portfolio - Initial Class	67,964	(52,915)	15,049
Fidelity® VIP Growth Portfolio - Service Class 2	735,302	(1,121,630)	(386,328)
Fidelity® VIP Mid Cap Portfolio - Initial Class	13,921	(19,458)	(5,537)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,655,837	(1,882,926)	(227,089)
Fidelity® VIP Strategic Income Portfolio - Initial Class	146,464	(40,190)	106,274
Fidelity® VIP Strategic Income Portfolio - Service Class 2	551,126	(270,412)	280,714
First Trust Dorsey Wright Tactical Core Portfolio - Class I	471,497	(100,751)	370,746
First Trust Dorsey Wright Tactical Core Portfolio - Class II	2,737	(14)	2,723
First Trust Multi Income Allocation Portfolio - Class I	163,689	(97,140)	66,549
First Trust Multi Income Allocation Portfolio - Class II	4,008	(4,292)	(284)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	5,062,007	(542,836)	4,519,171
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	2,837	(16,106)	(13,269)
Franklin Allocation VIP Fund - Class 1	3,585	(14)	3,571
Franklin Allocation VIP Fund - Class 4	114,716	(107,223)	7,493
Franklin Income VIP Fund - Class 1	5,022	(189)	4,833
Franklin Income VIP Fund - Class 2	531,661	(4,597,967)	(4,066,306)
Franklin Income VIP Fund - Class 4	2,410,846	(323,907)	2,086,939
Franklin Mutual Shares VIP Fund - Class 1	4,919	(22,110)	(17,191)
Franklin Mutual Shares VIP Fund - Class 2	625,446	(4,932,085)	(4,306,639)
Franklin Mutual Shares VIP Fund - Class 4	993,623	(127,904)	865,719
Franklin Rising Dividends VIP Fund - Class 1	11,157	(14,843)	(3,686)
Franklin Rising Dividends VIP Fund - Class 4	346,127	(288,993)	57,134
Franklin Small Cap Value VIP Fund - Class 1	7,087	(20,953)	(13,866)
Franklin Small Cap Value VIP Fund - Class 4	118,043	(94,402)	23,641
Franklin Small-Mid Cap Growth VIP Fund - Class 1	19,919	(5,536)	14,383
Franklin Small-Mid Cap Growth VIP Fund - Class 4	144,744	(98,110)	46,634
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	57,184	(40,136)	17,048
Goldman Sachs VIT Government Money Market Fund - Service Shares	826,426	(2,049,966)	(1,223,540)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	142,619	(761,096)	(618,477)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	53,138	(61,526)	(8,388)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	25,583	(15,212)	10,371
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	26,756	(563,099)	(536,343)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	24,061	(26,429)	(2,368)
Guggenheim VT Long Short Equity	67,219	(106,786)	(39,567)
Guggenheim VT Multi-Hedge Strategies	74,492	(45,034)	29,458
Hartford Capital Appreciation HLS Fund - Class IA	7	(2,673)	(2,666)
Hartford Capital Appreciation HLS Fund - Class IC	126,450	(153,396)	(26,946)
Invesco Oppenheimer V.I. Global Fund - Series II Shares	27,400	(34,405)	(7,005)
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	9,130	(73,549)	(64,419)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	395,194	(213,990)	181,204
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	10,594	(3,190)	7,404
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	303,918	(147,931)	155,987
Invesco V.I. American Franchise Fund - Series I Shares	16,216	(53,684)	(37,468)
Invesco V.I. American Franchise Fund - Series II Shares	358	(5,722)	(5,364)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	10,119	(12,316)	(2,197)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	90,844	(189,966)	(99,122)
Invesco V.I. Comstock Fund - Series I Shares	3,536	(134)	3,402

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Comstock Fund - Series II Shares	195,932	(56,674)	139,258
Invesco V.I. Core Equity Fund - Series I Shares	15,093	(54,893)	(39,800)
Invesco V.I. Core Equity Fund - Series II Shares	600	(7,807)	(7,207)
Invesco V.I. Diversified Dividend Fund - Series I Shares	38,390	(9,721)	28,669
Invesco V.I. Diversified Dividend Fund - Series II Shares	211,363	(274,177)	(62,814)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	101,873	(41,076)	60,797
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,328,812	(480,156)	3,848,656
Invesco V.I. Equity and Income Fund - Series I Shares	—	(182)	(182)
Invesco V.I. Equity and Income Fund - Series II Shares	103,352	(158,710)	(55,358)
Invesco V.I. International Growth Fund - Series I Shares	28,322	(30,610)	(2,288)
Invesco V.I. International Growth Fund - Series II Shares	835,605	(200,323)	635,282
Ivy VIP Asset Strategy Portfolio - Class I	711	(3)	708
Ivy VIP Asset Strategy Portfolio - Class II	59,789	(123,593)	(63,804)
Ivy VIP Energy Portfolio - Class I	4,752	(6)	4,746
Ivy VIP Energy Portfolio - Class II	680,859	(500,002)	180,857
Ivy VIP High Income Portfolio - Class I	69,993	(6,522)	63,471
Ivy VIP High Income Portfolio - Class II	450,155	(348,931)	101,224
Ivy VIP Micro Cap Growth Portfolio - Class I	2,935	(12,155)	(9,220)
Ivy VIP Micro Cap Growth Portfolio - Class II	228,151	(576,287)	(348,136)
Ivy VIP Mid Cap Growth Portfolio - Class I	151,216	(14,378)	136,838
Ivy VIP Mid Cap Growth Portfolio - Class II	348,480	(170,731)	177,749
Ivy VIP Science and Technology Portfolio - Class I	12,926	(1,886)	11,040
Ivy VIP Science and Technology Portfolio - Class II	418,232	(137,724)	280,508
Ivy VIP Small Cap Growth Portfolio - Class I	13,257	(60)	13,197
Ivy VIP Small Cap Growth Portfolio - Class II	512,157	(74,614)	437,543
Janus Henderson Balanced Portfolio - Service Shares	36,467	(83,534)	(47,067)
Janus Henderson Enterprise Portfolio - Service Shares	20,539	(35,822)	(15,283)
Janus Henderson Global Research Portfolio - Service Shares	4,247	(3,847)	400
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	144,603	(36,777)	107,826
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	3,738,300	(437,245)	3,301,055
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	186,840	(162,082)	24,758
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	—	(157)	(157)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	146,297	(34,753)	111,544
Lincoln iShares® Global Growth Allocation Fund - Standard Class	27,643	(27,434)	209
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	34,083	(16,364)	17,719
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	689,585	(202,775)	486,810
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	499,845	(128,806)	371,039
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	10,790	(58,012)	(47,222)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,946,001	(965,038)	980,963
LVIP American Balanced Allocation Fund - Service Class	1,004,468	(882,074)	122,394
LVIP American Balanced Allocation Fund - Standard Class	245,402	(202,583)	42,819
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	4,937,621	(1,028,718)	3,908,903
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	603,539	(223,493)	380,046
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	14	(21,461)	(21,447)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	902,463	(492,367)	410,096
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	28	(613)	(585)
LVIP American Global Growth Fund - Service Class II	2,764,912	(321,155)	2,443,757
LVIP American Global Small Capitalization Fund - Service Class II	372,744	(431,845)	(59,101)
LVIP American Growth Allocation Fund - Service Class	750,721	(178,332)	572,389
LVIP American Growth Allocation Fund - Standard Class	36,172	(6,177)	29,995
LVIP American Growth Fund - Service Class II	5,270,075	(674,502)	4,595,573
LVIP American Growth-Income Fund - Service Class II	5,761,810	(504,343)	5,257,467
LVIP American Income Allocation Fund - Standard Class	221	(466)	(245)
LVIP American International Fund - Service Class II	3,370,412	(576,635)	2,793,777
LVIP American Preservation Fund - Service Class	216,345	(154,488)	61,857
LVIP American Preservation Fund - Standard Class	7,518	(1,781)	5,737
LVIP Baron Growth Opportunities Fund - Service Class	1,351,248	(678,713)	672,535
LVIP Baron Growth Opportunities Fund - Standard Class	12,321	(15,288)	(2,967)
LVIP BlackRock Advantage Allocation Fund - Service Class	321,772	(50,064)	271,708
LVIP BlackRock Advantage Allocation Fund - Standard Class	1,842	(157)	1,685
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,042,964	(3,137,575)	1,905,389
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	14,312	(24,543)	(10,231)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	2,966,845	(7,203,315)	(4,236,470)
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	155	(1,019)	(864)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	11,486,030	(780,048)	10,705,982
LVIP BlackRock Global Real Estate Fund - Service Class	496,095	(1,234,519)	(738,424)
LVIP BlackRock Global Real Estate Fund - Standard Class	87,201	(24,774)	62,427
LVIP BlackRock Inflation Protected Bond Fund - Service Class	4,062,042	(8,039,176)	(3,977,134)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	216,438	(32,979)	183,459
LVIP BlackRock Multi-Asset Income Fund - Service Class	213,920	(994,133)	(780,213)
LVIP BlackRock Multi-Asset Income Fund - Standard Class	13,040	(33,344)	(20,304)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	7,348,467	(643,010)	6,705,457
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	8,011,728	(598,700)	7,413,028
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	15,811	(20,684)	(4,873)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	6,441,192	(1,984,652)	4,456,540
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	9	(52)	(43)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,726,991	(452,460)	3,274,531
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	3,690,520	(1,423,811)	2,266,709
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	229	(1,093)	(864)
LVIP Delaware Bond Fund - Service Class	22,304,684	(14,074,811)	8,229,873
LVIP Delaware Bond Fund - Standard Class	190,822	(607,526)	(416,704)
LVIP Delaware Diversified Floating Rate Fund - Service Class	11,007,972	(5,782,361)	5,225,611
LVIP Delaware Diversified Floating Rate Fund - Standard Class	172,507	(93,486)	79,021
LVIP Delaware Social Awareness Fund - Service Class	173,529	(292,388)	(118,859)
LVIP Delaware Social Awareness Fund - Standard Class	18,737	(51,813)	(33,076)
LVIP Delaware Special Opportunities Fund - Service Class	1,161,156	(321,261)	839,895
LVIP Delaware Wealth Builder Fund - Service Class	290,034	(215,012)	75,022
LVIP Delaware Wealth Builder Fund - Standard Class	13,888	(28,980)	(15,092)
LVIP Dimensional International Core Equity Fund - Service Class	2,921,587	(186,312)	2,735,275
LVIP Dimensional International Core Equity Fund - Standard Class	551,591	(32,585)	519,006
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	14,162,566	(566,027)	13,596,539
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	31,087	(13,035)	18,052
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,850,474	(322,931)	1,527,543
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	230,493	(29,011)	201,482
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,017,263	(299,389)	1,717,874
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	454,943	(57,911)	397,032
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	7,949,888	(1,217,804)	6,732,084
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	52,258	(38,409)	13,849
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	9,486,459	(3,391,865)	6,094,594
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	890,887	(118,959)	771,928
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	1,073,972	(3,624,148)	(2,550,176)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	365	(1,895)	(1,530)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	8,903,734	(2,501,970)	6,401,764
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	3,469	(69)	3,400
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	538,632	(56,933)	481,699
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	1,813	(40)	1,773
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	1,356,799	(2,501,803)	(1,145,004)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	33	(34)	(1)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	322,500	(223)	322,277
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,095,538	(8,771,903)	(7,676,365)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,274	(261)	3,013
LVIP Global Growth Allocation Managed Risk Fund - Service Class	10,618,958	(39,737,659)	(29,118,701)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	150,350	(80,954)	69,396
LVIP Global Income Fund - Service Class	1,956,801	(7,347,913)	(5,391,112)
LVIP Global Income Fund - Standard Class	4,392	(17,167)	(12,775)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	8,452,691	(31,285,805)	(22,833,114)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	96,377	(42,694)	53,683
LVIP Goldman Sachs Income Builder Fund - Service Class	437,486	(199,530)	237,956
LVIP Goldman Sachs Income Builder Fund - Standard Class	53,912	(8,343)	45,569
LVIP Government Money Market Fund - Service Class	19,538,131	(14,280,679)	5,257,452
LVIP Government Money Market Fund - Standard Class	2,702,976	(2,340,350)	362,626
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	2,037,722	(1,575,963)	461,759
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	907,351	(1,058,384)	(151,033)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	614	(415)	199

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP JPMorgan High Yield Fund - Service Class	2,504,632	(2,566,566)	(61,934)
LVIP JPMorgan High Yield Fund - Standard Class	81,214	(15,047)	66,167
LVIP JPMorgan Retirement Income Fund - Service Class	391,118	(55,043)	336,075
LVIP JPMorgan Retirement Income Fund - Standard Class	10,477	(116)	10,361
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,516,724	(2,797,086)	(280,362)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	537	(1,765)	(1,228)
LVIP Loomis Sayles Global Growth Fund - Service Class	8,838	(1,822)	7,016
LVIP Loomis Sayles Global Growth Fund - Standard Class	1,158	(5)	1,153
LVIP MFS International Equity Managed Volatility Fund - Service Class	13,098,894	(364,711)	12,734,183
LVIP MFS International Growth Fund - Service Class	2,434,469	(759,339)	1,675,130
LVIP MFS International Growth Fund - Standard Class	43,173	(2,376)	40,797
LVIP MFS Value Fund - Service Class	2,242,952	(3,497,065)	(1,254,113)
LVIP MFS Value Fund - Standard Class	138,893	(116,097)	22,796
LVIP Mondrian International Value Fund - Service Class	1,103,662	(1,485,595)	(381,933)
LVIP Mondrian International Value Fund - Standard Class	15,055	(67,506)	(52,451)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,819,878	(260,358)	1,559,520
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	1,201	(17,340)	(16,139)
LVIP PIMCO Low Duration Bond Fund - Service Class	10,736,865	(2,863,940)	7,872,925
LVIP PIMCO Low Duration Bond Fund - Standard Class	454,866	(545,938)	(91,072)
LVIP SSGA Bond Index Fund - Service Class	3,785,886	(10,450,938)	(6,665,052)
LVIP SSGA Bond Index Fund - Standard Class	802,373	(531,083)	271,290
LVIP SSGA Conservative Index Allocation Fund - Service Class	762,683	(936,037)	(173,354)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	7,851	(26)	7,825
LVIP SSGA Conservative Structured Allocation Fund - Service Class	458,101	(2,201,063)	(1,742,962)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	75,395	(43,009)	32,386
LVIP SSGA Developed International 150 Fund - Service Class	1,064,946	(1,056,088)	8,858
LVIP SSGA Developed International 150 Fund - Standard Class	18,932	(7,000)	11,932
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,351,915	(1,376,389)	(24,474)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	185,966	(10,980)	174,986
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	19,991	—	19,991
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,859,282	(5,941,323)	(4,082,041)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	6,770	(4,030)	2,740
LVIP SSGA International Index Fund - Service Class	2,782,823	(1,578,616)	1,204,207
LVIP SSGA International Index Fund - Standard Class	239,621	(47,056)	192,565
LVIP SSGA International Managed Volatility Fund - Service Class	2,641,854	(2,152,557)	489,297
LVIP SSGA International Managed Volatility Fund - Standard Class	1,060	(845)	215
LVIP SSGA Large Cap 100 Fund - Service Class	807,234	(1,592,221)	(784,987)
LVIP SSGA Large Cap 100 Fund - Standard Class	44,571	(18,468)	26,103
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	12,123,153	(519,331)	11,603,822
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(2,732)	(2,732)
LVIP SSGA Mid-Cap Index Fund - Service Class	3,366,537	(295,312)	3,071,225
LVIP SSGA Mid-Cap Index Fund - Standard Class	181,314	(28,273)	153,041
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,691,866	(1,399,101)	292,765
LVIP SSGA Moderate Index Allocation Fund - Standard Class	104,593	(14,245)	90,348
LVIP SSGA Moderate Structured Allocation Fund - Service Class	990,420	(5,582,021)	(4,591,601)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	155,180	(91,919)	63,261
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	3,204,879	(1,128,129)	2,076,750
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	196,944	(685)	196,259
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,206,830	(3,271,256)	(2,064,426)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	71,266	(81,114)	(9,848)
LVIP SSGA S&P 500 Index Fund - Service Class	4,617,548	(4,859,940)	(242,392)
LVIP SSGA S&P 500 Index Fund - Standard Class	1,375,765	(622,438)	753,327
LVIP SSGA Short-Term Bond Index Fund - Service Class	4,861,627	(524,132)	4,337,495
LVIP SSGA Short-Term Bond Index Fund - Standard Class	72,468	(1,474)	70,994
LVIP SSGA Small-Cap Index Fund - Service Class	3,285,840	(853,296)	2,432,544
LVIP SSGA Small-Cap Index Fund - Standard Class	308,451	(65,399)	243,052
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	842,824	(570,626)	272,198
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	103,648	(98,146)	5,502
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	9,897,578	(547,613)	9,349,965
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	1,074	(3,879)	(2,805)
LVIP T. Rowe Price 2010 Fund - Service Class	34,737	(63,470)	(28,733)
LVIP T. Rowe Price 2020 Fund - Service Class	54,982	(127,155)	(72,173)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP T. Rowe Price 2030 Fund - Service Class	32,578	(80,531)	(47,953)
LVIP T. Rowe Price 2040 Fund - Service Class	35,513	(50,754)	(15,241)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,654,158	(1,442,985)	211,173
LVIP T. Rowe Price Growth Stock Fund - Standard Class	113,046	(48,686)	64,360
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,370,545	(335,268)	1,035,277
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	23,392	(90,198)	(66,806)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	167,252	(4)	167,248
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	18,000,149	(1,438,762)	16,561,387
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	43	(257)	(214)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,596,650	(1,183,500)	2,413,150
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	108,110	(8,596)	99,514
LVIP Vanguard International Equity ETF Fund - Service Class	5,035,313	(537,844)	4,497,469
LVIP Vanguard International Equity ETF Fund - Standard Class	533,667	(56,210)	477,457
LVIP Wellington Capital Growth Fund - Service Class	1,289,760	(1,757,207)	(467,447)
LVIP Wellington Capital Growth Fund - Standard Class	63,876	(9,636)	54,240
LVIP Wellington Mid-Cap Value Fund - Service Class	832,452	(413,221)	419,231
LVIP Wellington Mid-Cap Value Fund - Standard Class	16,105	(985)	15,120
LVIP Western Asset Core Bond Fund - Service Class	8,306,607	(406,975)	7,899,632
LVIP Western Asset Core Bond Fund - Standard Class	342,750	(11,567)	331,183
MFS® VIT Growth Series - Initial Class	65,161	(25,989)	39,172
MFS® VIT Growth Series - Service Class	1,190,571	(342,073)	848,498
MFS® VIT Total Return Series - Initial Class	40,656	(56,952)	(16,296)
MFS® VIT Total Return Series - Service Class	1,204,204	(363,810)	840,394
MFS® VIT Utilities Series - Initial Class	6,467	(29,826)	(23,359)
MFS® VIT Utilities Series - Service Class	194,516	(1,064,300)	(869,784)
MFS® VIT II Core Equity Portfolio - Service Class	3,358	(10,917)	(7,559)
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	42,786	(43,416)	(630)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	443,649	(318,699)	124,950
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	2,640	(933)	1,707
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	104,178	(84,016)	20,162
Morgan Stanley VIF Growth Portfolio - Class II	20,108	(15,856)	4,252
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	21,994	(141,503)	(119,509)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	92,754	(35,722)	57,032
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	4,549	(3,804)	745
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	449,582	(509,145)	(59,563)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	5,095	(6,357)	(1,262)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	102,265	(41,105)	61,160
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	228	(43)	185
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	30,243	(53,059)	(22,816)
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	5,492	(4,348)	1,144
Putnam VT Equity Income Fund - Class IB	7,623	(8,361)	(738)
Putnam VT George Putnam Balanced Fund - Class IA	30	(20,136)	(20,106)
Putnam VT George Putnam Balanced Fund - Class IB	1,376,160	(297,500)	1,078,660
Putnam VT Global Health Care Fund - Class IA	15,992	(6,666)	9,326
Putnam VT Global Health Care Fund - Class IB	361,981	(324,831)	37,150
Putnam VT Income Fund - Class IA	3,809	—	3,809
Putnam VT Income Fund - Class IB	183,925	(123,380)	60,545
Putnam VT Multi-Asset Absolute Return Fund - Class IB	49,257	(32,301)	16,956
QS Variable Conservative Growth - Class II	323,480	(11,192)	312,288
Rational Trend Aggregation VA Fund	2,787	(12,042)	(9,255)
SEI VP Market Growth Strategy Fund - Class II	196,668	(8,255)	188,413
SEI VP Market Growth Strategy Fund - Class III	47,034	(38,825)	8,209
SEI VP Market Plus Strategy Fund - Class III	15,595	(3,455)	12,140
Templeton Foreign VIP Fund - Class 1	4,700	(2,896)	1,804
Templeton Foreign VIP Fund - Class 4	93,292	(27,863)	65,429
Templeton Global Bond VIP Fund - Class 1	226,976	(57,409)	169,567
Templeton Global Bond VIP Fund - Class 2	360,895	(2,497,714)	(2,136,819)
Templeton Global Bond VIP Fund - Class 4	558,624	(330,593)	228,031
Templeton Growth VIP Fund - Class 2	153,335	(354,909)	(201,574)
VanEck VIP Global Hard Assets Fund - Class S Shares	165,468	(175,625)	(10,157)
VanEck VIP Global Hard Assets Fund - Initial Class Shares	9,225	(5,205)	4,020
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	252,675	(148,855)	103,820

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	4,250	(63,531)	(59,281)
Virtus Rampart Equity Trend Series - Class A Shares	27,836	(169,111)	(141,275)
Virtus Rampart Equity Trend Series - Class I Shares	—	(5)	(5)

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued.

The worldwide coronavirus, or COVID-19, outbreak in the first quarter of 2020 has led to an extreme downturn and volatility of the financial markets and wide-ranging changes in consumer behavior. As the economic and regulatory environment continues to evolve, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

Management identified no other items or events required for disclosure.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of The Lincoln National Life Insurance Company and

Contract Owners of Lincoln Life Variable Annuity Account N

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln Life Variable Annuity Account N ("Variable Account"), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 1998.
Philadelphia, Pennsylvania

April 15, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS Growth and Income Portfolio - Class B	Available fund with no money invested at December 31, 2019	Available fund with no activity in the Statements of Operations at December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS International Value Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS Small/Mid Cap Value Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Alerian Energy Infrastructure Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Stadion Core ETF Portfolio - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
ALPS/Stadion Core ETF Portfolio - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
ALPS/Stadion Tactical Growth Portfolio - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
American Century VP Balanced Fund - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Century VP Balanced Fund - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Century VP Inflation Protection Fund - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Century VP Large Company Value Fund - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Century VP Large Company Value Fund - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Asset Allocation Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Asset Allocation Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Asset Allocation Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Blue Chip Income and Growth Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Blue Chip Income and Growth Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Bond Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Capital Income Builder® - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Capital Income Builder® - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Capital Income Builder® - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Balanced Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Balanced Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Bond Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth and Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth and Income Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Small Capitalization Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Growth Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds High-Income Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds High-Income Bond Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Growth and Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Growth and Income Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Asset Allocation Fund - Class P1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Growth Fund - Class P1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Growth-Income Fund - Class P1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk International Fund - Class P1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Mortgage Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Mortgage Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Mortgage Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds New World Fund® - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds New World Fund® - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds New World Fund® - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
ClearBridge Variable Aggressive Growth Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Large Cap Growth Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Commodity Strategy Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Emerging Markets Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Strategic Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from April 9, 2018 (commencement of operations) through December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Diversified Income Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Emerging Markets Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® High Yield Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® International Value Equity Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Limited-Term Diversified Income Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® REIT Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® REIT Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Smid Cap Core Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® U.S. Growth Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® U.S. Growth Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from October 9, 2018 (commencement of operations) through December 31, 2018
Delaware VIP® Value Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Value Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
DWS Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Eaton Vance VT Floating-Rate Income Fund - ADV Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Balanced Portfolio - Initial Class	As of December 31, 2019	For the period from August 6, 2019 through December 31, 2019	For the period from August 6, 2019 through December 31, 2019
Fidelity® VIP Balanced Portfolio - Service Class 2	As of December 31, 2019	For the period from May 23, 2019 through December 31, 2019	For the period from May 23, 2019 through December 31, 2019
Fidelity® VIP Contrafund® Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from May 17, 2018 (commencement of operations) through December 31, 2018
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Mid Cap Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Strategic Income Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust Dorsey Wright Tactical Core Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from May 21, 2018 (commencement of operations) through December 31, 2018
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust Multi Income Allocation Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Allocation VIP Fund - Class 1	Available fund with no money invested at December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from August 3, 2018 (commencement of operations) through December 31, 2018
Franklin Allocation VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Income VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Income VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Income VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Rising Dividends VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Small Cap Value VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
Guggenheim VT Long Short Equity	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Hartford Capital Appreciation HLS Fund - Class IA	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. Global Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Comstock Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Core Equity Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Diversified Dividend Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Equity and Income Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Asset Strategy Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from August 6, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Asset Strategy Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Energy Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from September 14, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Energy Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP High Income Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP High Income Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Micro Cap Growth Portfolio - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
Ivy VIP Micro Cap Growth Portfolio - Class II	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
Ivy VIP Mid Cap Growth Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Mid Cap Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Science and Technology Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Science and Technology Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Small Cap Growth Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 2, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Small Cap Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 2, 2018 (commencement of operations) through December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP American Global Growth Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Income Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American International Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Preservation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Preservation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Advantage Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Advantage Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from January 22, 2018 (commencement of operations) through December 31, 2018
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Real Estate Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Real Estate Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Multi-Asset Income Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
LVIP BlackRock Multi-Asset Income Fund - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class during 2019)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Special Opportunities Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional International Core Equity Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from April 9, 2018 (commencement of operations) through December 31, 2018
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class during 2019)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class during 2019)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 21, 2018 (commencement of operations) through December 31, 2018
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the period from January 25, 2019 through December 31, 2019	For the period from January 25, 2019 through December 31, 2019
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Income Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Income Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Goldman Sachs Income Builder Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
LVIP Goldman Sachs Income Builder Fund - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
LVIP Government Money Market Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Government Money Market Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class during 2019)

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Retirement Income Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Loomis Sayles Global Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 4, 2018 (commencement of operations) through December 31, 2018
LVIP Loomis Sayles Global Growth Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from August 8, 2018 (commencement of operations) through December 31, 2018
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS International Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS Value Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS Value Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Conservative Index Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from September 4, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Developed International 150 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 29, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	As of December 31, 2019	For the period from February 15, 2019 through December 31, 2019	For the period from February 15, 2019 through December 31, 2019
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA International Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	Available fund with no money invested at December 31, 2019	Available fund with no activity in the Statements of Operations at December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Mid-Cap Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Short-Term Bond Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from May 21, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Short-Term Bond Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 25, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2010 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2020 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2030 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2040 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price Growth Stock Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 20, 2018 (commencement of operations) through December 31, 2018
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the period from March 11, 2019 through December 31, 2019	For the period from March 11, 2019 through December 31, 2019
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Wellington Capital Growth Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Wellington Mid-Cap Value Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Wellington Mid-Cap Value Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Western Asset Core Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Growth Series - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Growth Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Total Return Series - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Total Return Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Utilities Series - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Utilities Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT II International Intrinsic Value Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT II International Intrinsic Value Portfolio - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Equity Income Fund - Class IA	As of December 31, 2019	For the period from November 7, 2019 through December 31, 2019	For the period from November 7, 2019 through December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Putnam VT Equity Income Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT George Putnam Balanced Fund - Class IA	As of December 31, 2019	For the period from April 3, 2019 through December 31, 2019	For the period from April 3, 2019 through December 31, 2019
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Global Health Care Fund - Class IA	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Income Fund - Class IA	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 7, 2018 (commencement of operations) through December 31, 2018
Putnam VT Income Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Multi-Asset Absolute Return Fund - Class IA	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Multi-Asset Absolute Return Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
QS Variable Conservative Growth - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Rational Trend Aggregation VA Fund	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
SEI VP Market Growth Strategy Fund - Class II	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from April 13, 2018 (commencement of operations) through December 31, 2018
SEI VP Market Growth Strategy Fund - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
SEI VP Market Plus Strategy Fund - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Foreign VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Foreign VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Growth VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
TOPS® Moderate Growth ETF Portfolio - Service Class Shares	As of December 31, 2019	For the period from June 17, 2019 through December 31, 2019	For the period from June 17, 2019 through December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
VanEck VIP Global Hard Assets Fund - Class S Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
VanEck VIP Global Hard Assets Fund - Initial Class Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Virtus Rampart Equity Trend Series - Class A Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
Virtus Rampart Equity Trend Series - Class I Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2019
Statement of Operations - Year ended December 31, 2019
Statements of Changes in Net Assets - Years ended December 31, 2019 and 2018
Notes to Financial Statements - December 31, 2019
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
Consolidated Balance Sheets - Years ended December 31, 2019 and 2018
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2019, 2018 and 2017
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2019, 2018 and 2017
Consolidated Statements of Cash Flows - Years ended December 31, 2019, 2018 and 2017
Notes to Consolidated Financial Statements - December 31, 2019
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) Not Applicable
(3)(a) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 9, 2001.
(b) Contract Specifications (30070-CP B Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-170695) filed on June 21, 2011.
(c) Contract Specifications (30070-CP L Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-170695) filed on June 21, 2011.
(d) Contract Specifications (30070-CP C Share) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-181612) filed on August 9, 2013.
(e) Persistency Credit Rider (32154) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 9, 2001.
(f) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 9, 2001.

(g) Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 9, 2001.
(h) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.
(i) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(j) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(k) Section 403(b) Annuity Endorsement (32481-I 12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(l) Estate Enhancement Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.
(m) EGMDB Rider (32149 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.
(n) Guarantee of Principal Rider (32148 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.
(o) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.
(p) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(q) Variable Annuity Rider (LSSA 32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-40937) filed on September 26, 2006.
(r) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(s) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(t) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(u) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(v) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(w) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(x) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(y) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(z) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(a-2) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(b-2) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(c-2) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(d-2) Guaranteed Income Later Rider (4LATER Advantage Protected Funds) (AR-547 3-12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.
B-2

(e-2) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(f-2) Variable Annuity Living Benefits Rider (Market Select Advantage) (AR-587) incorporated herein by reference to Post-Effective Amendment No. 55 (File No. 333-63505) filed on October 1, 2015.
(g-2) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(h-2) Variable Annuity Living Benefits Rider (AR-600) (Lincoln Max 6 Select Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-135039) filed on April 7, 2017.
(i-2) Variable Annuity Living Benefits Rider (Market Select Advantage/LINC 2.0) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(j-2) Guaranteed Income Later Rider (4LATER Select Adv) (AR-547 03/18) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(k-2) Variable Annuity Living Benefits Rider (IRA Income Plus – AR-600) incorporated herein by reference to Post-Effective Amendment No. 71 (File No. 333-40937) filed on February 7, 2019.
(l-2) Variable Annuity Living Benefit Rider (Wealth Pass - AR-623) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-212681) filed on June 25, 2019.
(5) ChoicePlus Series Application (CPAB 1/08) incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-40937) filed on April 10, 2008)
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
(ii) Amendment No. 4 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 5 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(iv) Amendment No. 6 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(v) Amendment No. 7 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 033-26032) filed on September 6, 2019.
(vi) Amendment No. 8 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and the Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
(b) Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
B-3

(ii) Amendment No. 3 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 4 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(iv) Amendment No. 5 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-138190) filed on August 22, 2019.
(c) Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 72 (File No. 333-40937) filed on April 16, 2019.
(i) Amendment No. 1 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 74 (File No. 333-40937) filed on August 22, 2019.
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Po st-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015 .
(iii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(iv) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011;
(iv-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vi) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(viii) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.
(ix) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(x) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xi) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xiii) MFS Variable Insurance Trust I, II and III incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015;
(xiii-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(xiv) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
B-4

(xv) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(xv-a) amendment no. 7 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ix) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(c) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(9) Opinion and Consent of Scott C. Durocher, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-181612) filed on August 28, 2012.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(11) Not applicable
(12) Not applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 033-26032) filed on September 6, 2019.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
B-5

Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer, and Director
Randal J. Freitag*	Executive Vice President, Chief Financial Officer, and Director
Wilford H. Fuller*	Executive Vice President and Director
Christopher A. Giovanni*	Senior Vice President and Treasurer
Dennis R. Glass*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Christine Janofsky*	Senior Vice President and Controller
Leon E. Roday*	Executive Vice President, General Counsel and Director
Keith J. Ryan**	Vice President and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of March 31, 2020 there were 399,067 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life
B-6

Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Wilford H. Fuller*	President, Chief Executive Officer and Director
Christopher A. Giovanni*	Senior Vice President and Treasurer
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Macgregor B. Maitland*	Vice President and Chief Compliance Officer (Distribution)
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Claire H. Hanna*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
B-7

SIGNATURES

(a)      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these Registration Statements and has caused these Post-Effective Amendments to the registration statements to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 14th day of April, 2020 at 2:15 pm.

Lincoln National Variable Annuity Account E (File No: 811-04882; CIK:0000804223)

033-26032 (Amendment No: 65)

Lincoln National Variable Annuity Account H (File No: 811-05721; CIK:0000847552)

333-181615 (Amendment No: 28)	333-35780 (Amendment No: 50)	333-170695 (Amendment No: 39)
333-233762 (Amendment No: 1)	333-233764 (Amendment No: 1)	333-63505 (Amendment No: 71)
333-212681 (Amendment No: 12)	333-175888 (Amendment No: 17)	333-61592 (Amendment No: 64)
333-95784 (Amendment No: 62)	033-27783 (Amendment No: 63)	333-135219 (Amendment No: 45)
333-18419 (Amendment No: 66)

Lincoln National Variable Annuity Account N (File No: 811-08517; CIK:0001048606)

333-186894 (Amendment No: 29)	333-40937 (Amendment No: 77)	333-135039 (Amendment No: 45)
333-181612 (Amendment No: 27)	333-212680 (Amendment No: 11)	333-212682 (Amendment No: 7)
333-193272 (Amendment No: 20)	333193273 (Amendment No: 14)	333-193274 (Amendment No: 11)
333-170529 (Amendment No: 29)	333-149434 (Amendment No: 28)	333-174367 (Amendment No: 22)
333-170897 (Amendment No: 29)	333-214235 (Amendment No: 10)	333-172328 (Amendment No: 32)
333-214143 (Amendment No: 14)	333-138190 (Amendment No: 54)	333-61554 (Amendment No: 77)
333-36316 (Amendment No: 83)	333-214144 (Amendment No: 8)	333-36304 (Amendment No: 74)

Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
(Registrant)

	By:	/s/ Delson R. Campbell
Delson R. Campbell
Vice President, The Lincoln National Life Insurance Company

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 14th day of April, 2020 at 10:30 am.

The Lincoln National Life Insurance Company
(Depositor)

	By:	/s/ Michelle L. Grindle
Michelle L. Grindle
(Signature-Officer of Depositor)
Assistant Vice President, The Lincoln National Life Insurance Company

(b) As required by the Securities Act of 1933, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on April 14, 2020 at 2:15 pm.

Signature	Title

*/s/ Dennis R. Glass	President, Director, and Chairman
Dennis R. Glass	(Principal Executive Officer)

*/s/ Ellen Cooper	Executive Vice President, Chief Investment Officer, and Director
Ellen Cooper

* /s/ Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director
Randal J. Freitag	(Principal Financial Officer)

* /s/ Wilford H. Fuller	Executive Vice President, and Director
Wilford H. Fuller

* /s/ Leon E. Roday	Executive Vice President, General Counsel and Director
Leon E. Roday

* /s/ Keith J. Ryan	Vice President and Director
Keith J. Ryan

* By	/s/ Delson R. Campbell	, Pursuant to a Power of Attorney
Delson R. Campbell